UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

John M. McCann, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

Item 1.  Reports to Stockholders.

Semiannual Report ■ September 30, 2018 TIAA-CREF Real Estate Securities Fund of the TIAA-CREF Funds The semiannual report contains the financial statements (unaudited).

	Institutional	Advisor	Premier	Retirement	Retail
Fund name	Class	Class	Class	Class	Class
Real Estate Securities Fund	TIREX	TIRHX	TRRPX	TRRSX	TCREX

Understanding this report

This semiannual report contains information about the Real Estate Securities Fund and describes the Fund’s results for the six months ended September 30, 2018. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments.
•	The Fund performance section compares the Fund’s investment returns with those of its benchmark index.
•	The portfolio of investments lists the industries and types of securities in which the Real Estate Securities Fund had investments as of September 30, 2018.
•	The financial statements provide detailed information about the operations and financial condition of the Fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the TIAA-CREF Real Estate Securities Fund, please read the Fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Real Estate Securities Fund ■ 2018 Semiannual Report	3

Letter to investors

Real estate investment trusts (REITs) posted gains for the six months ended September 30, 2018. REITs advanced on strong U.S. economic growth, favorable property fundamentals, a robust labor market and a high level of consumer confidence. The Federal Reserve raised the federal funds target rate twice during the period, pushing the key short-term interest-rate measure to 2.00%–2.25%—still low by historical standards. Bond yields rose across all maturities, but the largest increases took place among shorter-term securities.

•	REITs, as measured by the FTSE Nareit All Equity REITs Index, gained 9.1% for the six months. For the one-year period ended September 30, 2018, REITs gained 4.3%. Please see page 8 for the benchmark definition.
•	All but one of the index’s 16 property sectors and subsectors posted gains, with the health care, specialty and lodging/resorts sectors showing the greatest strength. Timber REITs were the only sector that declined.
•	While the TIAA-CREF Real Estate Securities Fund (Institutional Class) posted a solid gain, the Fund’s performance trailed its benchmark, primarily due to certain security allocations that did not perform as anticipated.

REITs outperformed bonds but trailed U.S. equities

REITs are a unique asset class that share some of the characteristics of both stocks and bonds. Similar to bonds, the price of REITs can be sensitive to fluctuations in interest rates. However, because REITs invest in individual companies, their performance is also tied to the overall health of the U.S. economy. REITs are required by law to distribute at least 90% of their taxable income to investors in the form of dividends. Therefore, they often appeal to investors who are seeking current income.

For the six-month period, the FTSE Nareit All Equity REITs Index surpassed the –0.1% return of the broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. However, when compared with the 11.3% gain of the broad U.S. stock market, as represented by the Russell 3000® Index, REITs fell short.

REITs continued to benefit from historically low interest rates and investors’ desire to capture the potentially higher yields that the asset class may offer. However, a rise in interest rates, which can act as a headwind on the returns of REITs, did limit their gains when compared to the performance of U.S. equities.

4	2018 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Brad Finkle

REITs offer additional opportunities to build a diversified portfolio

Diversification offers a way to spread your investments among a variety of asset classes. While there is no guarantee that a diversified portfolio will avoid market losses, diversification may help reduce the risk of allocating too much of your portfolio to a single asset class, such as stocks or bonds. REITs have the potential to rise in value, like a stock, while also providing a steady source of income, similar to a bond. REITs invest in a broad array of real estate property sectors, each with their own unique characteristics and supply/demand dynamics, which can enhance their diversification benefits. As such, a professionally managed mutual fund of REIT securities, representing the various commercial and retail sectors of the REIT universe, has the potential to add value as a diversification tool when employed as part of a broader investment portfolio containing stocks, bonds and other investable assets.

REITs have been a relatively stable source of income and return over the past few years. They have produced solid returns—for the past three-, five- and ten-year periods—that fell between those of U.S. stocks and investment-grade bonds. (Past performance is no guarantee of future results.) As always, you can visit TIAA.org for more information on asset class performance.

If you have any questions about your investment in the TIAA-CREF Real Estate Securities Fund, please contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We would be happy to assist you.

/s/ Brad Finkle

Brad Finkle

President

TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments

TIAA-CREF Real Estate Securities Fund ■ 2018 Semiannual Report	5

Information for investors

Portfolio holdings

The complete portfolio of investments for the Real Estate Securities Fund begins on page 12 of this report. You can obtain a complete list of the holdings of the Real Estate Securities Fund (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Real Estate Securities Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

The Real Estate Securities Fund’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Fund voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Real Estate Securities Fund is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the Fund.

6	2018 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in this report is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2018–September 30, 2018).

Actual expenses

The first line of the two lines listed for each share class in the table uses that class’ actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each share class’ entry shows hypothetical account values and expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Real Estate Securities Fund ■ 2018 Semiannual Report	7

Important information about expenses

Expense example

Six months ended September 30, 2018

	Beginning account value	Ending account value	Expenses paid during period	*
Real Estate Securities Fund	(4/1/18)	(9/30/18)	(4/1/18–9/30/18)
Institutional Class
Actual return	$1,000.00	$1,077.63	$2.66
5% annual hypothetical return	1,000.00	1,022.51	2.59
Advisor Class
Actual return	1,000.00	1,076.89	3.33
5% annual hypothetical return	1,000.00	1,021.86	3.24
Premier Class
Actual return	1,000.00	1,076.78	3.44
5% annual hypothetical return	1,000.00	1,021.76	3.35
Retirement Class
Actual return	1,000.00	1,076.54	3.96
5% annual hypothetical return	1,000.00	1,021.26	3.85
Retail Class
Actual return	1,000.00	1,075.92	4.22
5% annual hypothetical return	1,000.00	1,021.01	4.10

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.51% for the Institutional Class, 0.64% for the Advisor Class, 0.66% for the Premier Class, 0.76% for the Retirement Class and 0.81% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

About the Fund’s benchmark

The FTSE Nareit All Equity REITs Index measures the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark index, please read the Fund’s latest prospectus.

FTSE International Limited (“FTSE”) © FTSE 2018. FTSE® is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. Nareit® is a trademark of the National Association of Real Estate Investment Trusts (“Nareit”). All intellectual property rights in the Index vest in FTSE and Nareit. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

8	2018 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

Performance for the six months ended September 30, 2018

The Real Estate Securities Fund returned 7.76% for the Institutional Class, compared with the 9.05% return of its benchmark, the FTSE Nareit All Equity REITs Index. For the one-year period ended September 30, 2018, the Fund returned 5.89%, versus 4.31% for the index. The table on the following page shows returns for all share classes of the Fund.

REITs posted gains amid continued economic growth and higher interest rates

During the six-month period, the U.S. economy grew at a vigorous pace. REITs (real estate investment trusts), as measured by the benchmark index, posted positive returns, supported by favorable property fundamentals, a robust labor market, steady consumer optimism and, despite an upward trend, a generally low interest-rate environment.

In September—the period’s final month—the unemployment rate fell to 3.7%, its lowest level since 1969, while the U.S. economy added jobs for the 96th consecutive month and consumer confidence hit an 18-year high. The Federal Reserve raised the federal funds target rate twice during the period—in June and September—pushing the key short-term interest-rate measure to 2.00%–2.25%. Bond yields rose across all maturities, but the largest increases took place among shorter-term securities in reaction to the Fed’s rate hikes. Fed officials have now raised the federal funds target rate eight times since December 2015.

For the six-month period, REITs trailed the 11.29% gain of the broad U.S. stock market, as represented by the Russell 3000® Index, but substantially outpaced the -0.14% return of the broad U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index.

Fund produced solid gains but trailed its benchmark

Among the benchmark’s 16 property sectors and subsectors, nearly all advanced for the six months. The largest gains were seen in the health care (up 17.2%), specialty (up 16.4%) and lodging/resorts (up 15.4%) sectors. The only sector that suffered a loss was timber REITs (down 6.3%). Infrastructure REITs (up 1.8%) and self-storage (up 3.3%) produced gains but were among the worst performers.

An out-of-benchmark investment in homebuilder TRI Pointe Group detracted most from the Fund’s performance relative to its benchmark. Overweight positions in residential leasing company Invitation Homes, followed by medical office REIT Healthcare Trust of America, also did not perform as anticipated.

Partly offsetting these detractors, not owning retail REIT Brookfield Property, followed by an out-of-benchmark position in technology service management company GDS Holdings, which produced double-digit gains, contributed most to the Fund’s relative performance. An underweight position in wireless telecommunications REIT American Tower also benefited relative returns.

TIAA-CREF Real Estate Securities Fund ■ 2018 Semiannual Report	9

Real Estate Securities Fund

The Tax Cuts and Jobs Act

A large portion of the Fund’s portfolio holdings consist of REITs. For tax years beginning after December 31, 2017, the Tax Cuts and Jobs Act generally would allow a non-corporate taxpayer a deduction of 20% of the investor’s domestic qualified business income received from certain pass-through entities, including REITs. However, regulated investment companies (“RICs”) such as the Fund are not explicitly given the ability to pass the deduction through to their non-corporate shareholders. The U.S. Treasury has been approached to provide RICs the ability to report a portion of their distributions as qualified business income eligible for the 20% deduction. However, until such relief is provided, non-corporate investors will not be able to receive the tax benefit that they would otherwise receive investing directly in the individual REIT securities.

Performance as of September 30, 2018

Real Estate Securities Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	7.76%	5.89%	10.07%		7.84%		0.51%	0.51%
Advisor Class	12/4/15	7.69	5.74	10.01	†	7.81	†	0.65	0.65
Premier Class	9/30/09	7.68	5.66	9.90		7.70	†	0.66	0.66
Retirement Class	10/1/02	7.65	5.58	9.79		7.58		0.76	0.76
Retail Class	10/1/02	7.59	5.54	9.72		7.53		0.81	0.81
FTSE Nareit All Equity REITs Index	—	9.05	4.31	9.57		7.77		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier Classes that is prior to their relative inception dates is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If these higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

10	2018 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

Portfolio composition
Sector	% of net assets as of 9/30/2018
Specialized REITs	25.9
Residential REITs	20.1
Retail REITs	15.9
Office REITs	10.7
Industrial REITs	10.2
Health care REITs	5.8
Hotel & resort REITs	3.9
Mortgage REITs	1.6
Data processing & outsourced services	1.0
Real estate services	0.9
IT consulting & other services	0.9
Diversified REITs	0.5
Real estate operating companies	0.5
Homebuilding	0.4
Short-term investments, other assets & liabilities, net	1.7
Total	100.0
Fund profile
as of 9/30/2018
Net assets	$2.11 billion
Portfolio turnover rate*	19%
Number of holdings	59
Weighted median market capitalization	$15.60 billion
Price/earnings ratio (weighted 12-month trailing average)†	43.0

*	The portfolio turnover rate covers the six-month period from April 1, 2018–September 30, 2018, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size
Market capitalization	% of equity investments as of 9/30/2018
More than $50 billion	11.3
More than $15 billion–$50 billion	40.3
More than $2 billion–$15 billion	43.9
$2 billion or less	4.5
Total	100.0

TIAA-CREF Real Estate Securities Fund ■ 2018 Semiannual Report	11

Portfolio of investments (unaudited)

Real Estate Securities Fund  ■  September 30, 2018

Shares		Company	Value
COMMON STOCKS—98.3%
DATA PROCESSING & OUTSOURCED SERVICES—1.0%
575,000	*	GDS Holdings Ltd (ADR)	$20,199,750
		TOTAL DATA PROCESSING & OUTSOURCED SERVICES	20,199,750
DIVERSIFIED REITS—0.5%
1,000,000		Colony Capital, Inc	6,090,000
500,000		Lexington Realty Trust	4,150,000
		TOTAL DIVERSIFIED REITS	10,240,000
HEALTH CARE REITS—5.8%
1,400,000		HCP, Inc	36,848,000
400,000		Healthcare Trust of America, Inc	10,668,000
600,000		Ventas, Inc	32,628,000
650,000		Welltower, Inc	41,808,000
		TOTAL HEALTH CARE REITS	121,952,000
HOMEBUILDING—0.4%
700,000	*	TRI Pointe Homes, Inc	8,680,000
		TOTAL HOMEBUILDING	8,680,000
HOTEL & RESORT REITS—3.9%
2,000,000		Host Marriott Corp	42,200,000
300,000		Pebblebrook Hotel Trust	10,911,000
1,800,000		Sunstone Hotel Investors, Inc	29,448,000
		TOTAL HOTEL & RESORT REITS	82,559,000
INDUSTRIAL REITS—10.2%
107,849		Duke Realty Corp	3,059,676
110,000		EastGroup Properties, Inc	10,518,200
1,575,000		Prologis, Inc	106,769,250
2,200,000		Rexford Industrial Realty, Inc	70,312,000
650,000		Terreno Realty Corp	24,505,000
		TOTAL INDUSTRIAL REITS	215,164,126
IT CONSULTING & OTHER SERVICES—0.9%
275,000	*	InterXion Holding NV	18,507,500
		TOTAL IT CONSULTING & OTHER SERVICES	18,507,500
MORTGAGE REITS—1.6%
325,000		Hannon Armstrong Sustainable Infrastructure Capital, Inc	6,977,750
1,275,000		Starwood Property Trust, Inc	27,438,000
		TOTAL MORTGAGE REITS	34,415,750
OFFICE REITS—10.7%
455,000		lexandria Real Estate Equities, Inc	57,234,450
650,000		Boston Properties, Inc	80,008,500
800,000		Hudson Pacific Properties	26,176,000
360,000		JBG SMITH Properties	13,258,800
460,000		Kilroy Realty Corp	32,977,400
160,000		SL Green Realty Corp	15,604,800
		TOTAL OFFICE REITS	225,259,950

12	2018 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Portfolio of investments (unaudited)	continued

Real Estate Securities Fund ■ September 30, 2018

Shares		Company	Value
REAL ESTATE OPERATING COMPANIES—0.5%
700,000	*	Essential Properties Realty Trust, Inc	$9,933,000
		TOTAL REAL ESTATE OPERATING COMPANIES	9,933,000
REAL ESTATE SERVICES—0.9%
400,000		Kennedy-Wilson Holdings, Inc	8,600,000
125,000		Vanguard REIT ETF	10,085,000
		TOTAL REAL ESTATE SERVICES	18,685,000
RESIDENTIAL REITS—20.1%
1,700,000		American Homes 4 Rent	37,213,000
455,000		AvalonBay Communities, Inc	82,423,250
400,000		Camden Property Trust	37,428,000
600,000		Equity Lifestyle Properties, Inc	57,870,000
715,000		Equity Residential	47,375,900
255,000		Essex Property Trust, Inc	62,911,050
1,400,000		Invitation Homes, Inc	32,074,000
650,000		Sun Communities, Inc	66,001,000
		TOTAL RESIDENTIAL REITS	423,296,200
RETAIL REITS—15.9%
400,000		Agree Realty Corp	21,248,000
1,150,000		DDR Corp	15,398,500
350,000		Federal Realty Investment Trust	44,264,500
160,000		Realty Income Corp	9,102,400
875,000		Regency Centers Corp	56,586,250
1,600,000		Retail Opportunities Investment Corp	29,872,000
855,000		Simon Property Group, Inc	151,121,250
110,000		Taubman Centers, Inc	6,581,300
		TOTAL RETAIL REITS	334,174,200
SPECIALIZED REITS—25.9%
575,000		American Tower Corp	83,547,500
725,000		Crown Castle International Corp	80,714,250
360,000		CyrusOne, Inc	22,824,000
285,000		Digital Realty Trust, Inc	32,056,800
185,000		Equinix, Inc	80,084,650
350,000		Extra Space Storage, Inc	30,324,000
850,000		Four Corners Property Trust, Inc	21,836,500
425,000		Gaming and Leisure Properties, Inc	14,981,250
838,346		National Storage Affiliates Trust	21,327,522
175,000		Public Storage, Inc	35,285,250
650,000		QTS Realty Trust, Inc	27,735,500
220,000	*	SBA Communications Corp	35,338,600
325,000		Uniti Group, Inc	6,548,750
1,775,000		Weyerhaeuser Co	57,279,250
		TOTAL SPECIALIZED REITS	549,883,822

		TOTAL COMMON STOCKS (Cost $1,593,154,483)	2,072,950,298

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2018 Semiannual Report	13

Portfolio of investments (unaudited)	concluded

Real Estate Securities Fund ■ September 30, 2018

Principal	Issuer	Rate	Maturity date	Value
SHORT-TERM INVESTMENTS—0.8%
GOVERNMENT AGENCY DEBT—0.8%
$16,150,000	Federal Home Loan Bank (FHLB)	2.000%	10/01/18	$16,150,000
	TOTAL GOVERNMENT AGENCY DEBT			16,150,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,150,000)			16,150,000

	TOTAL INVESTMENTS—99.1% (Cost $1,609,304,483)			2,089,100,298
	OTHER ASSETS & LIABILITIES, NET—0.9%			18,532,047
	NET ASSETS—100.0%			$2,107,632,345

Abbreviation(s):
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

*	Non-income producing

14	2018 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statement of assets and liabilities (unaudited)

Real Estate Securities Fund  ■  September 30, 2018

ASSETS
Portfolio investments, at value†	$2,089,100,298
Cash	50,939
Receivable from securities transactions	29,107,512
Receivable from Fund shares sold	1,261,826
Dividends and interest receivable	8,661,434
Due from affiliates	8,438
Other	173,682
Total assets	2,128,364,129
LIABILITIES
Management fees payable	137,497
Service agreement fee payable	13,467
Distribution fee payable	58,035
Payable for securities transactions	20,096,427
Payable for Fund shares redeemed	169,518
Payable for trustee compensation	141,283
Accrued expenses and other payables	115,557
Total liabilities	20,731,784
NET ASSETS	$2,107,632,345

NET ASSETS CONSIST OF:
Paid-in-capital	$1,597,855,907
Undistributed net investment income (loss)	18,630,374
Accumulated net realized gain (loss) on total investments	11,350,249
Net unrealized appreciation (depreciation) on total investments	479,795,815
Net Assets	$2,107,632,345
INSTITUTIONAL CLASS:
Net assets	$1,416,499,099
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	90,748,563
Net asset value per share	$15.61
ADVISOR CLASS:
Net assets	$2,045,729
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	130,972
Net asset value per share	$15.62
PREMIER CLASS:
Net assets	$69,681,325
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	4,460,759
Net asset value per share	$15.62
RETIREMENT CLASS:
Net assets	$381,647,803
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	23,469,821
Net asset value per share	$16.26

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2018 Semiannual Report	15

Statement of assets and liabilities (unaudited)	concluded

Real Estate Securities Fund ■ September 30, 2018

RETAIL CLASS:
Net assets	$237,758,389
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	15,349,705
Net asset value per share	$15.49
† Portfolio investments, cost	$1,609,304,483

16	2018 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statement of operations (unaudited)

Real Estate Securities Fund  ■  For the period ended September 30, 2018

INVESTMENT INCOME
Dividends	$37,267,398
Interest	384,048
Payment from affiliate	65,440
Total income	37,716,886
EXPENSES
Management fees	4,958,972
Shareholder servicing — Institutional Class	1,987
Shareholder servicing — Advisor Class	1,020
Shareholder servicing — Premier Class	51
Shareholder servicing — Retirement Class	462,684
Shareholder servicing — Retail Class	64,361
Distribution fees — Premier Class	51,097
Distribution fees — Retail Class	293,574
Administrative service fees	55,827
Trustee fees and expenses	10,580
Other expenses	189,730
Total expenses	6,089,883
Net investment income (loss)	31,627,003
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Net realized gain (loss) on total investments	13,203,820
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	104,952,964
Net realized and unrealized gain (loss) on total investments	118,156,784
Net increase (decrease) in net assets from operations	$149,783,787

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2018 Semiannual Report	17

Statements of changes in net assets

Real Estate Securities Fund  ■  For the period or year ended

		September 30, 2018	March 31, 2017
		(unaudited)
OPERATIONS
Net investment income (loss)		$31,627,003	$41,349,998
Net realized gain (loss) on total investments		13,203,820	89,574,025
Net change in unrealized appreciation (depreciation) on total investments		104,952,964	(58,172,469)
Net increase (decrease) in net assets from operations		149,783,787	72,751,554
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(15,855,574)	(24,195,778)
	Advisor Class	(17,575)	(16,146)
	Premier Class	(723,370)	(1,320,240)
	Retirement Class	(3,635,519)	(5,145,725)
	Retail Class	(2,359,486)	(3,379,733)
From realized gains:	Institutional Class	—	(79,742,683)
	Advisor Class	—	(60,334)
	Premier Class	—	(4,637,317)
	Retirement Class	—	(20,700,916)
	Retail Class	—	(13,918,063)
Total distributions		(22,591,524)	(153,116,935)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	111,165,159	227,163,059
	Advisor Class	1,123,563	686,249
	Premier Class	6,039,782	11,591,531
	Retirement Class	18,654,744	35,295,906
	Retail Class	12,851,283	23,562,126
Reinvestments of distributions:	Institutional Class	15,834,146	103,748,137
	Advisor Class	16,420	63,622
	Premier Class	723,283	5,957,025
	Retirement Class	3,635,343	25,846,507
	Retail Class	2,224,587	16,315,857
Redemptions:	Institutional Class	(94,718,552)	(428,658,680)
	Advisor Class	(395,402)	(27,334)
	Premier Class	(20,331,924)	(30,222,658)
	Retirement Class	(13,999,020)	(30,632,909)
	Retail Class	(15,132,257)	(32,274,184)
Net increase (decrease) from shareholder transactions		27,691,155	(71,585,746)
Net increase (decrease) in net assets		154,883,418	(151,951,127)
NET ASSETS
Beginning of period		1,952,748,927	2,104,700,054
End of period		$2,107,632,345	$1,952,748,927
Undistributed net investment income (loss) included in net assets		$18,630,374	$9,594,895

18	2018 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statements of changes in net assets	concluded
Real Estate Securities Fund ■ For the period or year ended

		September 30, 2018	March 31, 2017
		(unaudited)
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	7,313,238	14,613,058
	Advisor Class	71,834	44,245
	Premier Class	389,253	755,919
	Retirement Class	1,169,159	2,170,981
	Retail Class	852,629	1,537,000
Shares reinvested:	Institutional Class	1,011,271	6,720,395
	Advisor Class	1,046	4,128
	Premier Class	46,162	385,593
	Retirement Class	222,906	1,608,135
	Retail Class	143,189	1,064,397
Shares redeemed:	Institutional Class	(6,260,868)	(27,249,380)
	Advisor Class	(26,199)	(1,844)
	Premier Class	(1,384,037)	(1,882,116)
	Retirement Class	(890,630)	(1,901,427)
	Retail Class	(995,932)	(2,103,288)
Net increase (decrease) from shareholder transactions		1,663,021	(4,234,204)

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2018 Semiannual Report	19

Financial highlights

Real Estate Securities Fund

	Selected per share data												Ratios and supplemental data
		Gain (loss) from investment operations
			Net realized											Ratios to average net assets
For the	Net asset	Net	& unrealized	Total gain	Less distributions from		Total	Net asset			Total return		Net assets					Net		Net investment
period or year ended	value, beginning of period	investment income (loss)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		excluding payment from affiliates[u]		at end of period (in thousands)	Gross expense		Net expense		investment income (loss)		income (loss) excluding payments from affiliates[u]		Portfolio turnover rate
Institutional Class
9/30/18#	$14.65	$0.24	$0.90	$1.14	$(0.18)	$—	$(0.18)	$15.61	7.76%[b]		7.76%[b]		$1,416,499	0.51%[c]		0.51%[c]		3.17%[c]		3.17%[c]		19%[b]
3/31/18	15.31	0.32	0.26	0.58	(0.28)	(0.96)	(1.24)	14.65	3.45		3.44		1,298,830	0.51		0.51		2.08		2.07		30
3/31/17	15.44	0.27	0.15	0.42	(0.32)	(0.23)	(0.55)	15.31	2.82		2.79		1,448,714	0.51		0.50		1.79		1.76		52
3/31/16	15.92	0.36	0.15	0.51	(0.34)	(0.65)	(0.99)	15.44	3.76		3.76		1,288,020	0.51		0.47		2.44		2.44		33
3/31/15	13.20	0.26	2.97	3.23	(0.25)	(0.26)	(0.51)	15.92	24.80		24.80		1,379,388	0.52		0.52		1.79		1.79		29
3/31/14	13.05	0.26	0.34	0.60	(0.25)	(0.20)	(0.45)	13.20	4.89		4.89		950,769	0.52		0.52		2.00		2.00		65
Advisor Class
9/30/18#	14.66	0.21	0.92	1.13	(0.17)	—	(0.17)	15.62	7.69	[b]	7.69	[b]	2,046	0.64	[c]	0.64	[c]	2.74	[c]	2.74	[c]	19	[b]
3/31/18	15.32	0.31	0.25	0.56	(0.26)	(0.96)	(1.22)	14.66	3.31		3.30		1,235	0.65		0.65		1.98		1.98		30
3/31/17	15.44	0.18	0.24	0.42	(0.31)	(0.23)	(0.54)	15.32	2.82		2.80		579	0.56		0.56		1.20		1.18		52
3/31/16‡	15.38	0.11	0.80	0.91	(0.20)	(0.65)	(0.85)	15.44	6.37	[b]	6.37	[b]	107	0.73	[c]	0.61	[c]	2.47	[c]	2.47	[c]	33
Premier Class
9/30/18#	14.66	0.23	0.90	1.13	(0.17)	—	(0.17)	15.62	7.68	[b]	7.68	[b]	69,681	0.66	[c]	0.66	[c]	2.98	[c]	2.97	[c]	19	[b]
3/31/18	15.32	0.30	0.25	0.55	(0.25)	(0.96)	(1.21)	14.66	3.28		3.27		79,281	0.66		0.66		1.94		1.94		30
3/31/17	15.44	0.25	0.16	0.41	(0.30)	(0.23)	(0.53)	15.32	2.73		2.70		94,236	0.66		0.65		1.66		1.63		52
3/31/16	15.93	0.34	0.14	0.48	(0.32)	(0.65)	(0.97)	15.44	3.54		3.54		85,298	0.66		0.61		2.31		2.31		33
3/31/15	13.21	0.25	2.96	3.21	(0.23)	(0.26)	(0.49)	15.93	24.59		24.59		65,159	0.67		0.67		1.72		1.72		29
3/31/14	13.05	0.24	0.35	0.59	(0.23)	(0.20)	(0.43)	13.21	4.81		4.81		47,330	0.67		0.67		1.88		1.88		65
Retirement Class
9/30/18#	15.25	0.23	0.94	1.17	(0.16)	—	(0.16)	16.26	7.65	[b]	7.65	[b]	381,648	0.76	[c]	0.76	[c]	2.92	[c]	2.91	[c]	19	[b]
3/31/18	15.90	0.30	0.25	0.55	(0.24)	(0.96)	(1.20)	15.25	3.12		3.11		350,291	0.76		0.76		1.85		1.84		30
3/31/17	16.00	0.25	0.16	0.41	(0.28)	(0.23)	(0.51)	15.90	2.66		2.63		335,327	0.76		0.75		1.58		1.55		52
3/31/16	16.47	0.34	0.14	0.48	(0.30)	(0.65)	(0.95)	16.00	3.42		3.42		317,204	0.76		0.72		2.19		2.19		33
3/31/15	13.64	0.23	3.07	3.30	(0.21)	(0.26)	(0.47)	16.47	24.50		24.50		370,757	0.77		0.77		1.53		1.53		29
3/31/14	13.46	0.24	0.36	0.60	(0.22)	(0.20)	(0.42)	13.64	4.70		4.70		238,718	0.77		0.77		1.76		1.76		65
Retail Class
9/30/18#	14.54	0.22	0.88	1.10	(0.15)	—	(0.15)	15.49	7.59	[b]	7.59	[b]	237,758	0.81	[c]	0.81	[c]	2.87	[c]	2.86	[c]	19	[b]
3/31/18	15.21	0.28	0.24	0.52	(0.23)	(0.96)	(1.19)	14.54	3.09		3.08		223,112	0.81		0.81		1.79		1.78		30
3/31/17	15.33	0.24	0.14	0.38	(0.27)	(0.23)	(0.50)	15.21	2.59		2.56		225,844	0.82		0.81		1.55		1.52		52
3/31/16	15.82	0.32	0.14	0.46	(0.30)	(0.65)	(0.95)	15.33	3.40		3.40		234,588	0.82		0.77		2.15		2.15		33
3/31/15	13.12	0.22	2.95	3.17	(0.21)	(0.26)	(0.47)	15.82	24.41		24.41		239,535	0.83		0.83		1.49		1.49		29
3/31/14	12.97	0.22	0.34	0.56	(0.21)	(0.20)	(0.41)	13.12	4.56		4.56		180,245	0.86		0.86		1.68		1.68		65

#	Unaudited
‡	The Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[u]	Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. The total return and net investment income ratio displayed excludes this item.

20	2018 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements	See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2018 Semiannual Report	21

Notes to financial statements (unaudited)

Real Estate Securities Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Real Estate Securities Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers five share classes: Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services-Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees

22	2018 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

TIAA-CREF Real Estate Securities Fund ■ 2018 Semiannual Report	23

Notes to financial statements (unaudited)

New accounting pronouncement: In August 2018, FASB issued ASU 2018-13, Fair Value Measurement: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 modifies the disclosures required for fair value measurements. This guidance is effective for fiscal years beginning after December 15, 2019. Management is currently evaluating the impact of this guidance.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Form N-CEN and the data requirements of Form N-PORT were implemented on June 1, 2018 and did not have an impact on net assets.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, must be adopted by December 1, 2018. In February 2018, the Commission issued Release No. IC-33142, which delayed the compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of this rule to the Funds’ financial statements and various filings.

In August 2018, the Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This final rule amends certain disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, U.S. GAAP or changes in the information environment. This rule eliminates the requirements for funds to present the components of distributable earnings on the balance sheet and parenthetically on the statement of changes in net assets. The final rule is effective November 5, 2018. Management will implement the above changes for year ends occurring after the effective date of this issuance.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

24	2018 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

continued

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

TIAA-CREF Real Estate Securities Fund ■ 2018 Semiannual Report	25

Notes to financial statements (unaudited)

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2018, there were no material transfers between levels by the Fund.

The following table summarizes the market value of the Fund’s investments as of September 30, 2018, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Equity investments*	$2,072,950,298	$—	$—	$2,072,950,298
Short-term investments	—	16,150,000	—	16,150,000
Total	$2,072,950,298	$16,150,000	$—	$2,089,100,298

* For detailed categories, see the accompanying Portfolio of investments.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund pays Advisors a monthly fee based on the annual rate of between 0.35% and 0.50% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The investment management fee effective rate is 0.48% as of September 30, 2018. The fee range represents a breakpoint schedule that reduces investment management fees as the Fund’s net assets increase. The Fund has also entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of a Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class shares of the Fund compensated TPIS for providing distribution, promotional, and shareholder services to the Retail Class shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of the Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional, and shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class shares.

26	2018 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

continued

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.57% of average daily net assets for the Institutional Class shares; 0.72% of average daily net assets for the Advisor Class shares; 0.72% of average daily net assets for the Premier Class shares; 0.82% of average daily net assets for the Retirement Class shares; and 0.96% of the average daily net assets for the Retail Class shares. The expense reimbursement arrangements will continue through at least July 31, 2019, unless changed with approval of the Board.

Income, reflected in Payment from affiliate on the Statement of Operations, reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly.

The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended September 30, 2018, these transactions did not materially impact the Fund.

At September 30, 2018, TIAA Access, a registered separate account of TIAA, owned 13% of the Fund’s shares.

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Fund. As of September 30, 2018, one 529 Plan owned 12% of the Real Estate Securities Fund.

Companies in which the Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. As of September 30, 2018, there were no affiliated investments.

Note 4—investments

Net unrealized appreciation (depreciation): At September 30, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

	Gross	Gross	Net unrealized
	unrealized	unrealized	appreciation
Tax cost	appreciation	(depreciation)	(depreciation)
$1,619,772,011	$480,065,222	$(10,736,935)	$469,328,287

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any

TIAA-CREF Real Estate Securities Fund ■ 2018 Semiannual Report	27

Notes to financial statements (unaudited)	concluded

amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for the Fund for the period ended September 30, 2018 were as follows:

Non-U.S.	Non-U.S.
government	government
purchases	sales
$438,348,821	$385,728,731

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended March 31, 2018 was as follows:

		Long-term
	Ordinary income	capital gains	Total
3/31/2018	$34,057,622	$119,059,313	$153,116,935

The tax character of the fiscal year 2019 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

The Fund participates in a $1.25 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 19, 2018 expiring on June 18, 2019, replacing the previous $1.5 billion facility, which expired June 2018. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended September 30, 2018, there were no borrowings under this credit facility by the Fund.

Note 7—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

28	2018 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2018 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206

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Semiannual Report ■ September 30, 2018

TIAA-CREF Funds
Fixed-Income Funds

The semiannual report contains the financial statements (unaudited).

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W
Bond Fund	TIBDX	TIBHX	TIDPX	TIDRX	TIORX	TBBWX
Bond Index Fund	TBIIX	TBIAX	TBIPX	TBIRX	TBILX	TBIWX
Bond Plus Fund	TIBFX	TCBHX	TBPPX	TCBRX	TCBPX	TCBWX
5–15 Year Laddered Tax-Exempt Bond Fund (formerly Tax-Exempt Bond Fund)	TITIX	TIXHX	—	—	TIXRX	—
High-Yield Fund	TIHYX	TIHHX	TIHPX	TIHRX	TIYRX	TIHWX
Inflation-Linked Bond Fund	TIILX	TIIHX	TIKPX	TIKRX	TCILX	TIIWX
Short-Term Bond Fund	TISIX	TCTHX	TSTPX	TISRX	TCTRX	TCTWX
Short-Term Bond Index Fund	TNSHX	TTBHX	TPSHX	TESHX	TRSHX	TTBWX
Social Choice Bond Fund	TSBIX	TSBHX	TSBPX	TSBBX	TSBRX	—
Money Market Fund	TCIXX	TMHXX	TPPXX	TIEXX	TIRXX	TMWXX

Understanding this report

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF Fixed-Income Funds listed on the cover of this report.

This semiannual report contains information about certain TIAA-CREF Funds and describes their results for the six months ended September 30, 2018. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the issuers, industries and types of securities in which each fund had investments as of September 30, 2018.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please read that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	3

Brad Finkle

Letter to investors

The U.S. bond market delivered mixed results during the six months ended September 30, 2018. Most sectors relied on interest income to offset pressure on bond prices as strong economic growth and U.S. monetary policy pushed yields higher (bond prices move in the opposite direction of yields). In this challenging bond market environment, five of the nine TIAA-CREF fixed-income funds generated positive returns, one was flat and three had modestly negative performance for the six-month period.

•	The broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned –0.1% for the six-month period. For the one-year period ended September 30, 2018, the index returned –1.2%, which trailed its average annual performance for the past three-, five- and ten-year periods.
•	Institutional Class returns for seven of the nine funds in operation throughout the period exceeded or were in line with the performances of their respective benchmarks. (See page 8 for benchmark definitions.)
•	One of the two remaining funds—the 5–15 Year Laddered Tax-Exempt Bond Fund (formerly Tax-Exempt Bond Fund)—generated a positive return but fell short of its respective benchmark. The other, Bond Fund, generated a slightly negative return. (The Money Market Fund is technically not a fixed-income fund and does not have a benchmark.)

The U.S. economy grew at a robust pace during the six-month period, driven by a strong labor market that helped push consumer confidence to an 18-year high. The unemployment rate declined to 3.7%, its lowest level since 1969, as the economy continued to expand despite ongoing trade tensions between the U.S. and China and the imposition of new tariffs on exports. Core inflation, which includes all items except food and energy, inched higher but remained moderate. However, oil prices rose during the period, reaching their highest level since 2014. The Federal Reserve raised the federal funds target rate twice, increasing the key short-term interest-rate measure to 2.00%–2.25%. The Fed has raised the rate eight times since December 2015, when it began to slowly reverse a policy of extremely low interest rates designed to stimulate the economy.

Fixed-income markets recorded mixed results, but several major bond categories achieved modest gains for the six-month period. Yields on U.S. Treasury securities rose, but those with shorter-term maturities saw larger increases as a result of the Fed’s actions. High-yield bonds performed best, exceeding returns of higher-rated securities by a wide margin. Municipal bonds, as measured by the Bloomberg Barclays 10-year Municipal Bond Index, produced more modest gains.

Five TIAA-CREF fixed-income funds recorded positive results

Individual sectors of the broad U.S. bond market produced mostly modest gains or slight losses for the six-month period, and five of the TIAA-CREF fixed-income funds ended the period with positive returns. Returns for the Institutional Class ranged from –0.2% for the Bond Fund to 4.0% for the High-Yield Fund.

4	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

The performance of the High-Yield Fund exceeded its benchmark by a solid margin. Favorable security selection in the energy exploration and production sector was the largest contributor to relative performance.

The Short-Term Bond Fund returned 0.7% to outpace its benchmark index, the Bloomberg Barclays 1–3 Year Government/Credit Bond Index. Sizable out-of-benchmark holdings of mortgage-backed securities helped the Fund’s relative performance. The Short-Term Bond Index Fund, which seeks to maintain characteristics of the same index, roughly matched its benchmark with a gain of 0.6%.

The 5–15 Year Laddered Tax-Exempt Bond Fund returned 0.7% for the period but trailed its benchmark. Underweight holdings in the state bond sector contributed to the Fund’s relative underperformance.

The Inflation-Linked Bond Fund slightly lagged its benchmark with a return of 0.2%, primarily due to the effect of expenses.

The Bond Index Fund, which seeks to replicate the characteristics of the Bloomberg Barclays Aggregate Bond Index, closely tracked the index. Both returned –0.1% for the period. The Bond Plus Fund modestly outperformed the Aggregate index with a return of 0.0%. Favorable security selection among corporate bonds helped the fund exceed its benchmark. The Bond Fund slightly underperformed the same index with a return of –0.2%.

The Social Choice Bond Fund essentially broke even during the six-month period, with a return of –0.0% that outperformed its benchmark. Overweight holdings in the corporate sector helped the Fund’s relative performance.

A detailed overview of the fixed-income markets during the period appears in our Market Monitor on page 6. A discussion of each fund and its relative performance begins on page 10.

Looking ahead at the economy

The cumulative effect of a U.S. economic recovery entering its 10th year has been remarkable. An unemployment rate at the lowest levels in nearly a half century and high consumer confidence have proven to be a powerful combination. While there are no guarantees, it appears the near-term future of the economy will remain upbeat, but as always, there are uncertainties ahead. U.S. monetary policymakers face an ongoing challenge as they gradually wean the economy off very low interest rates designed to help the economy recover from the Great Recession. If they act too slowly, the economy may overheat, but if they raise rates too aggressively, growth could stall. Meanwhile, trade tensions between the U.S. and China remain unresolved. Though tariffs on exports appear to have had limited short-term impact on the economy, the uncertainty of longer-term consequences makes global trade conflicts a potential risk worthy of attention.

In extended periods of good and bad times, it can be easy for investors to look at the present and anticipate more of the same in the future. But the history of financial markets suggests that this may not be a prudent way to plan ahead. We believe diversification remains an important investment strategy to help mitigate the inevitable risks that lie ahead (though diversification does not guarantee against market loss). We believe that a professionally managed mutual fund of fixed-income securities can be a prudent and effective way to diversify your investment assets. Regardless of the market’s movements of the moment, investors should make investment decisions with their long-term goals in mind.

If you have any questions about your investment in the TIAA-CREF Fixed-Income Funds, please contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We would be happy to assist you.

/s/ Brad Finkle

Brad Finkle

President

TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments

TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	5

Market monitor

Bond markets posted mixed results as interest rates rose

Major fixed-income markets posted mixed results during the six-month period amid strong U.S. economic growth and rising interest rates. The lowest unemployment rate since 1969, combined with the Federal Reserve’s ongoing policy of gradually raising the federal funds target rate, contributed to higher bond yields. However, bond income helped offset price declines in some fixed-income categories. Over the six months, investment-grade fixed-rate bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, fell by 0.1%.

High-yield debt securities appealed to investors willing to take more risk for potentially higher returns as the economy continued to strengthen. U.S. high-yield bonds, as represented by the ICE BofAML BB-B U.S. Cash Pay High Yield Constrained Index, gained 3.1%. Municipal bonds, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index, returned 1.0%. Short-term bonds, as represented by the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index, gained 0.6%, and the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index advanced 0.2%.

U.S. economy expanded, unemployment dipped even lower

Real U.S. gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew at a seasonally adjusted annualized rate of 4.2% during the second quarter of 2018—its best quarterly performance in nearly four years. Strong retail sales growth in July indicated the economy began the third calendar quarter on solid footing. The national unemployment rate fell from 3.9% in April 2018 to 3.7% in September 2018, when reports showed that the economy had added jobs for

Interest rates continued to rise during the period

U.S. Treasury yields: March 31, 2018–September 30, 2018

Source: U.S. Department of the Treasury

the 96th consecutive month and consumer confidence had reached an 18-year high. Continued improvements in the economy and labor market took place despite ongoing trade tensions between the U.S. and China.

Core inflation, which includes all items except food and energy, increased slightly to an annualized rate of 2.2% in September 2018. During the period, oil prices rose moderately and reached their highest level since 2014. The price of West Texas Intermediate Crude Oil rose from $63 per barrel to more than $73 per barrel at period-end. In September, the International Energy Agency said oil prices could rise further unless other producers acted to offset deepening supply losses in Iran and Venezuela. The U.S. dollar appreciated against other major currencies over the six-month period.

The broad U.S. stock market, as measured by the Russell 3000® Index, returned 11.3% during the period. Yields on U.S. Treasury bonds of all maturities rose during the period in response to the economy’s expansion, hindering bond performance (bond yields move in the opposite direction of prices). However, the largest increases took place among shorter-term securities in response to the Fed’s actions.

Fed raised rates again in June and September

During the period, the Federal Reserve raised the federal funds target rate twice—in June and September—pushing the key short-term interest-rate measure to 2.00%–2.25%. Fed officials have now increased the rate eight times since December 2015, when they began to slowly reverse a policy favoring extremely low rates intended to stimulate the economy. Fed officials also raised their U.S. economic forecasts in September 2018 and signaled that further rate increases were likely.

In September, the European Central Bank announced plans to maintain key benchmark interest rates at their present levels at least through the summer of 2019; the bank also indicated that it expects to end its stimulative bond-buying policy by the end of 2018. Meanwhile, the Bank of England raised its key benchmark rate in August to 0.75%, its highest level in nearly a decade.

6	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

In certain market conditions, the investment portfolio of a fixed-income fund may include shares of common or preferred stock. If that should occur, TIAA-CREF Funds’ ownership of stock would give it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	7

About the funds’ benchmarks

The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.

The ICE BofAML BB-B U.S. Cash Pay High Yield Constrained Index measures the performance of bond securities that pay interest in cash and have a credit rating of BB or B. BofA Merrill Lynch uses a composite of Fitch Ratings, Moody’s and Standard & Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is market weighted, so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.

The Bloomberg Barclays 10-Year Municipal Bond Index measures the performance of intermediate- and longer-term tax-exempt bonds. Bonds in the index must be rated investment grade (Baa3/BBB- or higher), have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.

The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: ICE Data Indices, LLC (“ICE DATA”), is used with permission. ice data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. neither ice data, its affiliates nor their respective third party providers shall be subject to any damages or liability with respect to the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and index data and all components thereof are provided on an “as is” basis and your use is at your own risk. ice data, its affiliates and their respective third party suppliers do not sponsor, endorse, or recommend tiaa-cref funds, or any of its products or services.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

8	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2018–September 30, 2018).

Actual expenses

The first section in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	9

Bond Fund

Expense example

Six months ended September 30, 2018

Bond Fund	Beginning account value (4/1/18)	Ending account value (9/30/18)	Expenses paid during period* (4/1/18– 9/30/18)
Actual return
Institutional Class	$1,000.00	$997.82	$1.50
Advisor Class	1,000.00	998.42	2.20
Premier Class	1,000.00	997.04	2.25
Retirement Class	1,000.00	996.88	2.75
Retail Class	1,000.00	996.62	3.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.56	1.52
Advisor Class	1,000.00	1,022.86	2.23
Premier Class	1,000.00	1,022.81	2.28
Retirement Class	1,000.00	1,022.31	2.79
Retail Class	1,000.00	1,022.06	3.04

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.30% for the Institutional Class, 0.44% for the Advisor Class, 0.45% for the Premier Class, 0.55% for the Retirement Class and 0.60% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 9/30/2018
Corporate bonds	23.4
U.S. Treasury securities	17.0
Mortgage-backed securities	15.2
Foreign government & corporate bonds denominated in U.S. dollars	12.7
Asset-backed securities	12.5
Commercial mortgage-backed securities	6.7
Municipal bonds	5.6
Bank loan obligations	1.6
U.S. agency securities	0.3
Short-term investments, other assets & liabilities, net	5.0
Total	100.0

Performance for the six months ended September 30, 2018

The Bond Fund returned –0.22% for the Institutional Class, compared with the –0.14% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2018, the Fund returned –1.02%, versus –1.22% for the index. The table below shows returns for all share classes of the Fund.

Bond yields rose as economic growth and Fed tightening continued

The U.S. economy grew at a vigorous pace for the six-month period, propelled by a robust labor market and steady consumer optimism. In September—the period’s final month—the unemployment rate fell to 3.7%, its lowest level since 1969, while the U.S. economy added jobs for the 96th consecutive month and consumer confidence hit an 18-year high. Meanwhile, wage growth reached its fastest pace in nine years during the previous month of August. Core inflation, which includes all items except food and energy, increased modestly to an annualized rate of 2.2% at the end of September 2018. Oil prices rose from $63 a barrel on April 1, 2018, to more than $73 per barrel on September 30, 2018.

The Federal Reserve raised the federal funds target rate twice during the period—in June and September—pushing the key short-term interest-rate measure to 2.00%–2.25%. Bond yields rose across all maturities, but the largest increases took place among shorter-term securities in reaction to the Fed’s rate hikes. Fed officials have now raised the federal funds target rate eight times since December 2015.

Fixed-income markets produced mixed results during the period. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, posted a small decline. High-yield

Performance as of September 30, 2018

Bond Fund			Total return		Average annual total return				Annual operating expenses*
	Ticker	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TIBDX	7/1/99	–0.22%	–1.02%	2.87%		4.33%		0.30%	0.30%
Advisor Class	TIBHX	12/4/15	–0.16	–1.09	2.85	†	4.32	†	0.38	0.38
Premier Class	TIDPX	9/30/09	–0.30	–1.26	2.71		4.19	†	0.45	0.45
Retirement Class	TIDRX	3/31/06	–0.31	–1.29	2.61		4.06		0.55	0.55
Retail Class	TIORX	3/31/06	–0.34	–1.34	2.56		4.04		0.60	0.60
Bloomberg Barclays U.S. Aggregate Bond Index		—	–0.14	–1.22	2.16		3.77		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2019, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If these higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

10	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

bonds performed best, far exceeding the returns of higher-rated securities. Municipal bonds, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index, earned more modest gains.

Smaller benchmark sectors had the highest gains

Most of the sectors in the Bloomberg Barclays U.S. Aggregate Bond Index produced positive returns for the reporting period. Two of the smallest sectors delivered the highest gains, with asset-backed securities returning 0.9% and commercial mortgage-backed securities (CMBS) returning 0.4%. Mortgage-backed securities (MBS), which accounted for more than one-quarter of the index at period-end, was the next-best performing sector, returning 0.1%. U.S. Treasuries, the largest sector in the index at 37.6%, lagged due to rising yields (bond yields move in the opposite direction of prices) and returned –0.5%. Corporate bonds, which made up slightly more than one-quarter of the index at period-end, were flat. The benchmark’s smallest sector, municipal bonds, posted the most substantial loss during the period at –3.3%.

Fund modestly underperformed its benchmark

The Fund slightly underperformed its benchmark during the period, primarily due to the effect of expenses. An overweight position in the government credit sector was the most significant detracting component, while Fund positions in the CMBS and poorly performing municipals sectors also tempered relative results. The Fund had a small exposure to derivatives instruments during the period, which also limited its relative performance.

On the positive side, an underweight position in the lagging U.S. Treasuries sector helped the Fund’s relative returns, as did an overweight allocation and security selection in the corporate bond sector. Fund positions in the MBS and asset-backed securities sectors made further positive contributions. The Fund’s yield curve positioning—or how the Fund was invested across different bond maturities—was also beneficial.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2018
Less than 1 year	7.1
1–3 years	17.1
3–5 years	13.6
5–10 years	46.9
Over 10 years	15.3
Total	100.0

Holdings by credit quality
% of fixed-income investments (excluding short-term investments) as of 9/30/2018
U.S. Treasury & U.S. agency securities*	33.9
Aaa/AAA	9.5
Aa/AA	9.5
A/A	14.8
Baa/BBB	23.9
Ba/BB	3.5
B/B	2.7
Below B/B	0.6
Non-rated	1.6
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile
as of 9/30/2018
Net assets	$5.75 billion
Portfolio turnover rate*	88%
Portfolio turnover rate, excluding mortgage dollar roll transactions*	79%
Number of issues	1,480
Option-adjusted duration†	5.77 years
Average maturity‡	8.21 years

*	The portfolio turnover rate covers the six-month period from April 1, 2018–September 30, 2018, and is not annualized.
†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	11

Bond Index Fund

Expense example

Six months ended September 30, 2018

Bond Index Fund	Beginning account value (4/1/18)	Ending account value (9/30/18)	Expenses paid during period* (4/1/18– 9/30/18)
Actual return
Institutional Class	$1,000.00	$999.19	$0.55
Advisor Class	1,000.00	997.59	1.30
Premier Class	1,000.00	997.48	1.30
Retirement Class	1,000.00	997.00	1.80
Retail Class	1,000.00	996.59	2.25
5% annual hypothetical return
Institutional Class	1,000.00	1,024.52	0.56
Advisor Class	1,000.00	1,023.76	1.32
Premier Class	1,000.00	1,023.76	1.32
Retirement Class	1,000.00	1,023.26	1.83
Retail Class	1,000.00	1,022.81	2.28

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.11% for the Institutional Class, 0.26% for the Advisor Class, 0.26% for the Premier Class, 0.36% for the Retirement Class and 0.45% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 9/30/2018
U.S. Treasury securities	37.9
Mortgage-backed securities	27.8
Corporate bonds	20.2
Foreign government & corporate bonds denominated in U.S. dollars	8.7
Commercial mortgage-backed securities	1.8
U.S. agency securities	1.5
Asset-backed securities	0.8
Municipal bonds	0.7
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Performance for the six months ended September 30, 2018

The Bond Index Fund returned –0.08% for the Institutional Class, compared with the –0.14% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2018, the Fund returned –1.40%, versus –1.22% for the index. The table below shows returns for all share classes of the Fund.

Bond yields rose as economic growth and Fed tightening continued

The U.S. economy grew at a vigorous pace for the six-month period, propelled by a robust labor market and steady consumer optimism. In September—the period’s final month—the unemployment rate fell to 3.7%, its lowest level since 1969, while the U.S. economy added jobs for the 96th consecutive month and consumer confidence hit an 18-year high. Meanwhile, wage growth reached its fastest pace in nine years during the previous month of August. Core inflation, which includes all items except food and energy, increased modestly to an annualized rate of 2.2% at the end of September 2018. Oil prices rose from $63 a barrel on April 1, 2018, to more than $73 per barrel on September 30, 2018.

The Federal Reserve raised the federal funds target rate twice during the period—in June and September—pushing the key short-term interest-rate measure to 2.00%–2.25%. Bond yields rose across all maturities, but the largest increases took place among shorter-term securities in reaction to the Fed’s rate hikes. Fed officials have now raised the federal funds target rate eight times since December 2015.

Fixed-income markets produced mixed results during the period. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, posted a small decline. High-yield bonds performed

Performance as of September 30, 2018

Bond Index Fund			Total return		Average annual total return				Annual operating expenses*
	Ticker	Inception date	6 months	1 year	5 years		since inception		gross	net
Institutional Class	TBIIX	9/14/09	–0.08%	–1.40%	2.04%		2.91%		0.12%	0.12%
Advisor Class	TBIAX	12/4/15	–0.24	–1.54	1.99	†	2.88	†	0.20	0.20
Premier Class	TBIPX	9/30/09	–0.25	–1.56	1.85		2.74	†	0.27	0.27
Retirement Class	TBIRX	9/14/09	–0.30	–1.65	1.76		2.65		0.37	0.37
Retail Class	TBILX	9/14/09	–0.34	–1.73	1.68		2.56		0.44	0.44
Bloomberg Barclays U.S. Aggregate Bond Index		—	–0.14	–1.22	2.16		3.10	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2019, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the Fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If these higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

12	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

best, far exceeding the returns of higher-rated securities. Municipal bonds, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index, earned more modest gains.

Smaller benchmark sectors had the highest gains

Most of the sectors in the Bloomberg Barclays U.S. Aggregate Bond Index produced positive returns for the reporting period. Two of the smallest sectors delivered the highest gains, with asset-backed securities returning 0.9% and commercial mortgage-backed securities returning 0.4%. Mortgage-backed securities, which accounted for more than one-quarter of the index at period-end, was the next-best performing sector, returning 0.1%. U.S. Treasuries, the largest sector in the index at 37.6%, lagged due to rising yields (bond yields move in the opposite direction of prices) and returned –0.5%. Corporate bonds, which made up slightly more than one-quarter of the index at period-end, were flat. The benchmark’s smallest sector, municipal bonds, posted the most substantial loss during the period at –3.3%.

Fund declined but outperformed its benchmark

For the six-month period, the Fund’s performance was slightly negative, but it surpassed that of its benchmark. The Fund’s return includes a deduction for expenses, while the benchmark’s does not.

The Fund seeks to maintain the overall characteristics of its benchmark. The Fund’s managers invest in the same sectors that are included in the benchmark and closely match the benchmark’s weightings and maturities. During the period, this portfolio had similar sector returns to its benchmark, enabling it to resemble the index’s performance.

Throughout the period, the Fund’s managers kept the Fund’s duration—a measure of its sensitivity to interest-rate changes—close to that of its benchmark. This strategy helped the Fund’s risk and reward characteristics to more closely resemble those of its benchmark.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2018
Less than 1 year	1.9
1–3 years	18.5
3–5 years	21.2
5–10 years	42.5
Over 10 years	15.9
Total	100.0

Holdings by credit quality
% of fixed-income investments (excluding short-term investments) as of 9/30/2018
U.S. Treasury & U.S. agency securities*	67.3
Aaa/AAA	5.0
Aa/AA	3.9
A/A	10.8
Baa/BBB	13.0
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile
as of 9/30/2018
Net assets	$10.40 billion
Portfolio turnover rate*	10%
Number of issues	6,233
Option-adjusted duration†	6.05 years
Average maturity‡	8.33 years

*	The portfolio turnover rate covers the six-month period from April 1, 2018–September 30, 2018, and is not annualized.
†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	13

Bond Plus Fund

Expense example

Six months ended September 30, 2018

Bond Plus Fund	Beginning account value (4/1/18)	Ending account value (9/30/18)	Expenses paid during period* (4/1/18– 9/30/18)
Actual return
Institutional Class	$1,000.00	$999.97	$1.50
Advisor Class	1,000.00	999.74	1.75
Premier Class	1,000.00	999.21	2.26
Retirement Class	1,000.00	997.77	2.75
Retail Class	1,000.00	998.36	3.16
5% annual hypothetical return
Institutional Class	1,000.00	1,023.56	1.52
Advisor Class	1,000.00	1,023.31	1.78
Premier Class	1,000.00	1,022.81	2.28
Retirement Class	1,000.00	1,022.31	2.79
Retail Class	1,000.00	1,021.91	3.19

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.30% for the Institutional Class, 0.35% for the Advisor Class, 0.45% for the Premier Class, 0.55% for the Retirement Class and 0.63% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 9/30/2018
U.S. Treasury securities	22.8
Corporate bonds	21.2
Mortgage-backed securities	16.9
Foreign government & corporate bonds denominated in U.S. dollars	13.2
Asset-backed securities	10.4
Commercial mortgage-backed securities	5.9
Municipal bonds	5.5
Bank loan obligations	2.4
Common stocks & rights	0.1
Short-term investments, other assets & liabilities, net	1.6
Total	100.0

Performance for the six months ended September 30, 2018

The Bond Plus Fund returned 0.00% for the Institutional Class, compared with the –0.14% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2018, the Fund returned –0.76%, versus –1.22% for the index. The table below shows returns for all share classes of the Fund.

Bond yields rose as economic growth and Fed tightening continued

The U.S. economy grew at a vigorous pace for the six-month period, propelled by a robust labor market and steady consumer optimism. In September—the period’s final month—the unemployment rate fell to 3.7%, its lowest level since 1969, while the U.S. economy added jobs for the 96th consecutive month and consumer confidence hit an 18-year high. Meanwhile, wage growth reached its fastest pace in nine years during the previous month of August. Core inflation, which includes all items except food and energy, increased modestly to an annualized rate of 2.2% at the end of September 2018. Oil prices rose from $63 a barrel on April 1, 2018, to more than $73 per barrel on September 30, 2018.

The Federal Reserve raised the federal funds target rate twice during the period—in June and September—pushing the key short-term interest-rate measure to 2.00%–2.25%. Bond yields rose across all maturities, but the largest increases took place among shorter-term securities in reaction to the Fed’s rate hikes. Fed officials have now raised the federal funds target rate eight times since December 2015.

Fixed-income markets produced mixed results during the period. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, posted a small decline. High-yield bonds performed

Performance as of September 30, 2018

Bond Plus Fund
			Total return		Average annual total return				Annual operating expenses*
	Ticker	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TIBFX	3/31/06	0.00%	–0.76%	3.06%		4.81%		0.30%	0.30%
Advisor Class	TCBHX	12/4/15	–0.03	–0.82	3.04	†	4.80	†	0.37	0.37
Premier Class	TBPPX	9/30/09	–0.08	–0.82	2.90		4.67	†	0.46	0.46
Retirement Class	TCBRX	3/31/06	–0.22	–1.01	2.78		4.55		0.55	0.55
Retail Class	TCBPX	3/31/06	–0.16	–1.07	2.73		4.51		0.62	0.62
Bloomberg Barclays U.S. Aggregate Bond Index		—	–0.14	–1.22	2.16		3.77		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2019, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If these higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

14	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

best, far exceeding the returns of higher-rated securities. Municipal bonds, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index, earned more modest gains.

Smaller benchmark sectors had the highest gains

Most of the sectors in the Bloomberg Barclays U.S. Aggregate Bond Index produced positive returns for the reporting period. Two of the smallest sectors delivered the highest gains, with asset-backed securities returning 0.9% and commercial mortgage-backed securities (CMBS) returning 0.4%. Mortgage-backed securities, which accounted for more than one-quarter of the index at period-end, was the next-best performing sector, returning 0.1%. U.S. Treasuries, the largest sector in the index at 37.6%, lagged due to rising yields (bond yields move in the opposite direction of prices) and returned –0.5%. Corporate bonds, which made up slightly more than one-quarter of the index at period-end, were flat. The benchmark’s smallest sector, municipal bonds, posted the most substantial loss during the period at –3.3%.

Fund outperformed its benchmark

During the six-month period, the Fund’s overweight position and favorable security selection in the corporate bond sector had the largest positive impact on its relative performance. An underweight allocation in the lagging U.S. Treasuries sector was the second-largest contributor, followed by an overweight position in the stronger-performing asset-backed securities sector. The Fund’s yield curve positioning—or how the Fund was invested across different bond maturities—was also beneficial. The Fund had a small exposure to derivatives instruments during the period, which had a modestly positive impact on its relative performance.

By contrast, the Fund’s relative performance was hurt most by an underweight position in the government credit sector. Fund positions in the CMBS sector also hurt, as did Fund holdings of government agency bonds.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2018
Less than 1 year	3.1
1–3 years	13.4
3–5 years	20.2
5–10 years	47.0
Over 10 years	16.3
Total	100.0

Holdings by credit quality
% of fixed-income investments (excluding short-term investments) as of 9/30/2018
U.S. Treasury & U.S. agency securities*	40.5
Aaa/AAA	8.0
Aa/AA	6.1
A/A	11.5
Baa/BBB	17.8
Ba/BB	6.3
B/B	5.8
Below B/B	1.2
Non-rated	2.8
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile
as of 9/30/2018
Net assets	$4.22 billion
Portfolio turnover rate*	49%
Portfolio turnover rate, excluding mortgage dollar roll transactions*	43%
Number of issues	1,379
Option-adjusted duration†	5.77 years
Average maturity‡	8.28 years

*	The portfolio turnover rate covers the six-month period from April 1, 2018–September 30, 2018, and is not annualized.
†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	15

5–15 Year Laddered Tax-Exempt Bond Fund

Expense example

Six months ended September 30, 2018

5–15 Year Laddered Tax-Exempt Bond Fund	Beginning account value (4/1/18)	Ending account value (9/30/18)	Expenses paid during period* (4/1/18– 9/30/18)
Actual return
Institutional Class	$1,000.00	$1,006.76	$1.66
Advisor Class	1,000.00	1,006.54	1.91
Retail Class	1,000.00	1,005.36	3.12
5% annual hypothetical return
Institutional Class	1,000.00	1,023.41	1.67
Advisor Class	1,000.00	1,023.16	1.93
Retail Class	1,000.00	1,021.96	3.14

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.33% for the Institutional Class, 0.38% for the Advisor Class and 0.62% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 9/30/2018
Municipal bonds	96.8
Short-term investments, other assets & liabilities, net	3.2
Total	100.0

Performance for the six months ended September 30, 2018

The 5–15 Year Laddered Tax-Exempt Bond Fund (formerly the Tax Exempt Bond Fund) returned 0.68% for the Institutional Class, compared with the 0.96% return of its benchmark, the Bloomberg Barclays 10-Year Municipal Bond Index. For the one-year period ended September 30, 2018, the Fund returned –0.03%, versus –0.14% for the index. The table below shows returns for all share classes of the Fund.

Bond yields rose as economic growth and Fed tightening continued

The U.S. economy grew at a vigorous pace for the six-month period, propelled by a robust labor market and steady consumer optimism. In September—the period’s final month—the unemployment rate fell to 3.7%, its lowest level since 1969, while the U.S. economy added jobs for the 96th consecutive month and consumer confidence hit an 18-year high. Meanwhile, wage growth reached its fastest pace in nine years during the previous month of August. Core inflation, which includes all items except food and energy, increased modestly to an annualized rate of 2.2% at the end of September 2018. Oil prices rose from $63 a barrel on April 1, 2018, to more than $73 per barrel on September 30, 2018.

The Federal Reserve raised the federal funds target rate twice during the period—in June and September—pushing the key short-term interest-rate measure to 2.00%–2.25%. Bond yields rose across all maturities, but the largest increases took place among shorter-term securities in reaction to the Fed’s rate hikes. Fed officials have now raised the federal funds target rate eight times since December 2015.

Fixed-income markets produced mixed results during the period. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, posted a small decline. High-yield

Performance as of September 30, 2018

5–15 Year Laddered Tax-Exempt Bond Fund			Total return		Average annual total return				Annual operating expenses*
	Ticker	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TITIX	3/31/06	0.68%	–0.03%	2.59%		4.03%		0.33%	0.30%
Advisor Class	TIXHX	12/4/15	0.65	–0.07	2.57	†	4.03	†	0.40	0.38
Retail Class	TIXRX	3/31/06	0.54	–0.30	2.28		3.79		0.60	0.58
Bloomberg Barclays 10-Year Municipal Bond Index		—	0.96	–0.14	3.42		4.91		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2019, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If these higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.

16	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

bonds performed best, far exceeding the returns of higher-rated securities. Municipal bonds, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index, earned more modest gains.

Broad sector gains supported benchmark advance

All sectors in the Bloomberg Barclays 10-Year Municipal Bond Index generated positive results for the six-month period. Among the largest gainers, the housing sector returned 1.7% and leasing gained 1.3%. State municipal bonds, the largest component of the benchmark by total market capitalization at period-end, returned 1.2%. The next two largest sectors, transportation and local securities, each gained 0.8%. The solid waste/resource recovery sector was the worst-performing segment of the benchmark, returning 0.5%, but the effect was minimal as this was the benchmark’s smallest component.

On September 28, 2018—the last day of trading for the month—higher-rated 10-year AAA municipal bonds yielded 2.60%, compared with a 3.06% yield on the 10-year U.S. Treasury bond. New municipal issuance during the six-month period was $180 billion, down from $192 billion during the prior six months, from October 1, 2017, through March 31, 2018.

Fund gained but trailed its benchmark

During the six-month period, the Fund’s return trailed that of its benchmark, primarily due to yield curve positioning, security selection and asset allocation. The largest detractor from the Fund’s relative performance was an underweight position in the state sector, which outperformed the benchmark. The Fund’s transportation holdings, hampered by security selection, also detracted from relative performance, as did its underweight position in the outperforming leasing sector. Yield curve positioning across the portfolio also limited the Fund’s results.

By contrast, the Fund’s overweight positions in the power, education and special tax sectors contributed positively to relative performance.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2018
Less than 1 year	5.1
1–3 years	4.6
3–5 years	8.4
5–10 years	39.7
Over 10 years	42.2
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 9/30/2018
Aaa/AA	1.6
Aa/AA	20.4
A/A	45.9
Baa/BBB	19.0
Ba/BB	2.1
B/B	1.3
Non-rated	9.7
Total	100.0

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 9/30/2018
Net assets	$0.26 billion
Portfolio turnover rate*	17%
Number of issues	240
Option-adjusted duration†	5.56 years
Average maturity‡	9.54 years

*	The portfolio turnover rate covers the six-month period from April 1, 2018–September 30, 2018, and is not annualized.
†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	17

High-Yield Fund

Expense example

Six months ended September 30, 2018

High-Yield Fund	Beginning account value (4/1/18)	Ending account value (9/30/18)	Expenses paid during period* (4/1/18– 9/30/18)
Actual return
Institutional Class	$1,000.00	$1,039.67	$1.79
Advisor Class	1,000.00	1,037.98	2.40
Premier Class	1,000.00	1,038.78	2.61
Retirement Class	1,000.00	1,037.28	3.06
Retail Class	1,000.00	1,037.10	3.22
5% annual hypothetical return
Institutional Class	1,000.00	1,023.31	1.78
Advisor Class	1,000.00	1,022.71	2.38
Premier Class	1,000.00	1,022.51	2.59
Retirement Class	1,000.00	1,022.06	3.04
Retail Class	1,000.00	1,021.91	3.19

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.35% for the Institutional Class, 0.47% for the Advisor Class, 0.51% for the Premier Class, 0.60% for the Retirement Class and 0.63% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 9/30/2018
Corporate bonds	75.1
Foreign government & corporate bonds denominated in U.S. dollars	12.9
Bank loan obligations	5.7
Common stocks & rights	2.6
Short-term investments, other assets & liabilities, net	3.7
Total	100.0

Performance for the six months ended September 30, 2018

The High-Yield Fund returned 3.97% for the Institutional Class, compared with the 3.05% return of its benchmark, the ICE BofAML BB-B U.S. Cash Pay High Yield Constrained Index. For the one-year period ended September 30, 2018, the Fund returned 3.49%, versus 2.30% for the index. The table below shows returns for all share classes of the Fund.

High-yield bonds advanced amid continued economic growth and higher oil prices

The U.S. economy grew at a vigorous pace for the six-month period, propelled by a robust labor market and steady consumer optimism. In September—the period’s final month—the unemployment rate fell to 3.7%, its lowest level since 1969, while the U.S. economy added jobs for the 96th consecutive month and consumer confidence hit an 18-year high. The Federal Reserve raised the federal funds target rate twice during the period—in June and September—pushing the key short-term interest-rate measure to 2.00%–2.25%.

Assets offering risk premiums benefited from spread tightening (contraction of the yield gap between U.S. high-yield and Treasury securities) as U.S. economic growth persisted and oil prices rose from $63 a barrel on April 1, 2018, to more than $73 per barrel on September 30, 2018. The movement of oil prices can be influential due to the large representation of energy companies in the high-yield sector. For the six months, high-yield bonds sizably outpaced the –0.14% return of the broad U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index.

Performance as of September 30, 2018

High-Yield Fund			Total return		Average annual total return				Annual operating expenses*
	Ticker	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TIHYX	3/31/06	3.97%	3.49%	5.28%		8.59%		0.36%	0.36%
Advisor Class	TIHHX	12/4/15	3.80	3.40	5.20	†	8.55	†	0.46	0.46
Premier Class	TIHPX	9/30/09	3.88	3.43	5.14		8.45	†	0.51	0.51
Retirement Class	TIHRX	3/31/06	3.73	3.23	5.02		8.32		0.61	0.61
Retail Class	TIYRX	3/31/06	3.71	3.22	5.00		8.33		0.62	0.62
ICE BofAML BB-B U.S. Cash Pay High Yield Constrained Index		—	3.05	2.30	5.38		8.54		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2019, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If these higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

18	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

High-yield bond issuance, default rates declined

New issuance in the high-yield bond market declined from April through July, then climbed higher in August and September. However, volumes still receded when compared to the same period last year. Overall, new high-yield debt issuance totaled nearly $91 billion over the six months, down from more than $121 billion over the same period in 2017. Investors gravitated toward riskier asset classes rather than the perceived safety of U.S. Treasuries and other higher-quality investment-grade bonds, resulting in advances across high-yield issues for the six months. Bonds rated “BB” and “B” rose 2.2% and 3.8%, respectively. Lower-quality bonds (those rated “CCC” and below) performed best, gaining 5.5%. U.S. default rates continued to trend downward. The U.S. issuer-weighted speculative grade default rate declined to 3.1% on September 30, 2018, from 3.5% (revised from 3.3%) a year earlier, according to Moody’s Investor Service.

Fund gained and surpassed its benchmark

For the six months, the Fund outperformed its benchmark through a combination of favorable sector allocations and security selections. Security selection in the energy exploration & production sector was the largest contributor to the Fund’s relative returns versus the index. Next in line were favorable security selections in food & drug retailers and specialty retail, both of which performed well. These positive effects were partially offset by holdings in telecom wireline integrated & services, oil field equipment & services and multi-line insurance, which did not perform as anticipated.

Among individual security allocations, the biggest contributor to relative performance came from an overweight position in retail pet supply chain PetSmart, which produced double-digit returns. Next in line were out-of-benchmark holdings in food retailer The Fresh Market and energy transportation provider Gulfmark Offshore. Owning California Resources also benefited relative returns.

Conversely, an underweight position in pharmaceutical company Bausch Health, which performed well, and an investment in Frontier Communications were the largest detractors from relative returns. An overweight position in Tronox Finance and a small allocation to cash also impeded the Fund’s relative performance.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2018
Less than 1 year	3.1
1–3 years	4.5
3–5 years	25.5
5–10 years	62.4
Over 10 years	4.5
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 9/30/2018
Baa/BBB	0.5
Ba/BB	41.2
B/B	48.2
Below B/B	6.5
Non-rated	3.6
Total	100.0

Credit quality ratings are based on the ICE BofA Merrill Lynch Index composite ratings methodology, which is a simple average of ratings from Moody’s, Standard & Poor’s and Fitch. If only two of the designated agencies rate a bond, the composite rating is based on an average of the two. Likewise, if only one of the designated agencies rates a bond, the composite rating is based on that one rating.

Fund profile

as of 9/30/2018
Net assets	$4.08 billion
Portfolio turnover rate*	25%
Number of issues	467
Option-adjusted duration†	3.78 years
Average maturity‡	6.61 years

*	The portfolio turnover rate covers the six-month period from April 1, 2018–September 30, 2018, and is not annualized.
†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	19

Inflation-Linked Bond Fund

Expense example

Six months ended September 30, 2018

Inflation-Linked Bond Fund	Beginning account value (4/1/18)	Ending account value (9/30/18)	Expenses paid during period* (4/1/18– 9/30/18)
Actual return
Institutional Class	$1,000.00	$1,001.70	$1.30
Advisor Class	1,000.00	1,000.66	1.91
Premier Class	1,000.00	1,000.62	2.06
Retirement Class	1,000.00	999.85	2.56
Retail Class	1,000.00	1,000.26	2.91
5% annual hypothetical return
Institutional Class	1,000.00	1,023.76	1.32
Advisor Class	1,000.00	1,023.16	1.93
Premier Class	1,000.00	1,023.01	2.08
Retirement Class	1,000.00	1,022.51	2.59
Retail Class	1,000.00	1,022.16	2.94

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.26% for the Institutional Class, 0.38% for the Advisor Class, 0.41% for the Premier Class, 0.51% for the Retirement Class and 0.58% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 9/30/2018
U.S. Treasury securities	97.4
U.S. agency securities	1.1
Mortgage-backed securities	0.3
Foreign government & corporate bonds denominated in U.S. dollars	0.2
Short-term investments, other assets & liabilities, net	1.0
Total	100.0

Performance for the six months ended September 30, 2018

The Inflation-Linked Bond Fund returned 0.17% for the Institutional Class, compared with the 0.20% return of its benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. For the one-year period ended September 30, 2018, the Fund returned 0.23%, versus 0.33% for the index. The table below shows returns for all share classes of the Fund.

Bond yields rose as economic growth and Fed tightening continued

The U.S. economy grew at a vigorous pace for the six-month period, propelled by a robust labor market and steady consumer optimism. In September—the period’s final month—the unemployment rate fell to 3.7%, its lowest level since 1969, while the U.S. economy added jobs for the 96th consecutive month and consumer confidence hit an 18-year high. Meanwhile, wage growth reached its fastest pace in nine years during the previous month of August.

Core inflation, which includes all items except food and energy, increased modestly to an annualized rate of 2.2% at the end of September 2018. Crude oil prices, often considered an indicator of current inflationary pressure, rose from $63 a barrel on April 1, 2018, to more than $73 per barrel on September 30, 2018. Real U.S. gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew at a seasonally adjusted annualized rate of 4.2% during the second quarter of 2018—its best quarterly performance in nearly four years—which was nearly double the 2.2% growth rate in the first quarter of 2018.

Performance as of September 30, 2018

Inflation-Linked Bond Fund			Total return		Average annual total return				Annual operating expenses*
	Ticker	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TIILX	10/1/02	0.17%	0.23%	0.93%		2.90%		0.26%	0.26%
Advisor Class	TIIHX	12/4/15	0.07	0.10	0.87	†	2.87	†	0.42	0.41
Premier Class	TIKPX	9/30/09	0.06	0.06	0.78		2.75	†	0.41	0.41
Retirement Class	TIKRX	3/31/06	–0.01	–0.05	0.67		2.64		0.51	0.51
Retail Class	TCILX	10/1/02	0.03	–0.02	0.63		2.63		0.59	0.59
Bloomberg Barclays U.S. Treasury Inflation Protected Securities 1–10 Year Index		—	0.20	0.33	0.94		2.52		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2019, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If these higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

20	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Interest rates continued to climb

The Federal Reserve raised the federal funds target rate twice during the period—in June and September—pushing the key short-term interest-rate measure to 2.00%–2.25%. Bond yields rose across all maturities, but the largest increases took place among shorter-term securities in reaction to the Fed’s rate hikes. Fed officials have now raised the federal funds target rate eight times since December 2015.

Fixed-income markets produced mixed results during the period. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, posted a small decline, returning –0.14%. However, inflation-protected bonds managed to post a small gain over the six-month period as the TIPS 1–10 Year index returned 0.20%.

Fund advanced but slightly lagged its benchmark

While the Fund posted gains during the period, its performance was slightly below that of its benchmark—primarily due to the effect of expenses. Small allocations to mortgage-backed securities and government agency bonds detracted from the Fund’s relative performance. However, the Fund had an underweight position in U.S. Treasuries, which aided returns, as did the Fund’s overall yield curve positioning, or how the Fund was invested across different bond maturities.

During the period, the Fund’s portfolio managers aligned the Fund’s duration—a measure of the Fund’s sensitivity to interest-rate changes—close to that of the TIPS 1–10 Year index. This investment strategy helped the Fund’s risk and reward characteristics remain in line with those of its benchmark.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2018
1–3 years	24.0
3–5 years	26.7
5–10 years	43.2
Over 10 years	6.1
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 9/30/2018
U.S. Treasury & U.S. agency securities*	99.6
Non-rated	0.4
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 9/30/2018
Net assets	$3.01 billion
Portfolio turnover rate*	15%
Number of issues	40
Option-adjusted duration†	5.07 years
Average maturity‡	5.43 years

*	The portfolio turnover rate covers the six-month period from April 1, 2018–September 30, 2018, and is not annualized.
†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	21

Short-Term Bond Fund

Expense example

Six months ended September 30, 2018

Short-Term Bond Fund	Beginning account value (4/1/18)	Ending account value (9/30/18)	Expenses paid during period* (4/1/18– 9/30/18)
Actual return
Institutional Class	$1,000.00	$1,007.27	$1.41
Advisor Class	1,000.00	1,006.97	1.71
Premier Class	1,000.00	1,006.50	2.16
Retirement Class	1,000.00	1,006.02	2.67
Retail Class	1,000.00	1,004.68	2.97
5% annual hypothetical return
Institutional Class	1,000.00	1,023.66	1.42
Advisor Class	1,000.00	1,023.36	1.72
Premier Class	1,000.00	1,022.91	2.18
Retirement Class	1,000.00	1,022.41	2.69
Retail Class	1,000.00	1,022.11	2.99

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.28% for the Institutional Class, 0.34% for the Advisor Class, 0.43% for the Premier Class, 0.53% for the Retirement Class and 0.59% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition
Sector	% of net assets as of 9/30/2018
U.S. Treasury securities	31.7
Asset-backed securities	21.8
Foreign government & corporate bonds denominated in U.S. dollars	19.4
Corporate bonds	15.8
Commercial mortgage-backed securities	6.6
U.S. agency securities	4.2
Bank loan obligations	2.7
Municipal bonds	0.3
Mortgage-backed securities	0.1
Short-term investments, other assets & liabilities, net	–2.6
Total	100.0

Performance for the six months ended September 30, 2018

The Short-Term Bond Fund returned 0.73% for the Institutional Class, compared with the 0.62% return of its benchmark, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index. For the one-year period ended September 30, 2018, the Fund returned 0.78%, versus 0.20% for the index. The table below shows returns for all share classes of the Fund.

Bond yields rose as economic growth and Fed tightening continued

The U.S. economy grew at a vigorous pace for the six-month period, propelled by a robust labor market and steady consumer optimism. In September—the period’s final month—the unemployment rate fell to 3.7%, its lowest level since 1969, while the U.S. economy added jobs for the 96th consecutive month and consumer confidence hit an 18-year high. Meanwhile, wage growth reached its fastest pace in nine years during the previous month of August. Core inflation, which includes all items except food and energy, increased modestly to an annualized rate of 2.2% at the end of September 2018. Oil prices rose from $63 a barrel on April 1, 2018, to more than $73 per barrel on September 30, 2018.

The Federal Reserve raised the federal funds target rate twice during the period—in June and September—pushing the key short-term interest-rate measure to 2.00%–2.25%. Bond yields rose across all maturities, but the largest increases took place among shorter-term securities in reaction to the Fed’s rate hikes. Fed officials have now raised the federal funds target rate eight times since December 2015.

Fixed-income markets produced mixed results during the period. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, posted a small decline. High-yield bonds performed

Performance as of September 30, 2018
Short-Term Bond Fund			Total return		Average annual total return				Annual operating expenses*
	Ticker	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TISIX	3/31/06	0.73%	0.78%	1.41%		2.58%		0.27%	0.27%
Advisor Class	TCTHX	12/4/15	0.70	0.72	1.37	†	2.56	†	0.35	0.35
Premier Class	TSTPX	9/30/09	0.65	0.63	1.26		2.45	†	0.42	0.42
Retirement Class	TISRX	3/31/06	0.60	0.53	1.16		2.34		0.52	0.52
Retail Class	TCTRX	3/31/06	0.47	0.37	1.08		2.31		0.57	0.57
Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index		—	0.62	0.20	0.83		1.67		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2019, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If these higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

22	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

best, far exceeding the returns of higher-rated securities. Municipal bonds, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index, earned more modest gains.

Short-term bonds outpaced the broader bond market

For the six-month period, the Fund’s benchmark outperformed the –0.14% return of the broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index.

All of the sectors in the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index posted positive returns for the six-month period. The short-term corporate sector represented nearly one-quarter of the benchmark’s total market capitalization and was the index’s best-performing component with a return of 1.2%. Government credit and government agency securities were mostly in line with the benchmark’s return, ending the period with a gain of 0.64%. However, short-term Treasuries—by far the largest sector in the benchmark with a weighting of 63.0%—underperformed with a gain of 0.4%.

Favorable sector positioning drove the Fund’s outperformance

The Fund outperformed its benchmark during the period, primarily as a result of favorable positioning in several sectors. The Fund’s sizable out-of-benchmark allocations to mortgage-backed securities and commercial mortgage-backed securities were the primary drivers of its excess return. A smaller out-of-benchmark stake in asset-backed securities also proved constructive. The Fund had a small exposure to derivatives instruments during the period, which had a positive impact on its relative performance.

The U.S. Treasuries sector detracted the most from the Fund’s relative returns, primarily as a result of yield curve positioning. Security selection within the government agency securities sector also detracted.

Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 9/30/2018
Less than 1 year	11.3
1–3 years	59.9
3–5 years	19.7
5–10 years	9.1
Total	100.0

Holdings by credit quality
% of fixed-income investments (excluding short-term investments) as of 9/30/2018
U.S. Treasury & U.S. agency securities*	34.2
Aaa/AAA	18.9
Aa/AA	8.6
A/A	12.4
Baa/BBB	17.2
Ba/BB	2.4
B/B	2.1
Below B/B	1.1
Non-rated	3.1
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile
as of 9/30/2018
Net assets	$1.86 billion
Portfolio turnover rate*	59%
Number of issues	359
Option-adjusted duration†	1.98 years
Average maturity‡	2.74 years

*	The portfolio turnover rate covers the six-month period from April 1, 2018–September 30, 2018, and is not annualized.
†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	23

Short-Term Bond Index Fund

Expense example
Six months ended September 30, 2018
Short-Term Bond Index Fund	Beginning account value (4/1/18)	Ending account value (9/30/18)	Expenses paid during period* (4/1/18– 9/30/18)
Actual return
Institutional Class	$1,000.00	$1,006.01	$0.25
Advisor Class	1,000.00	1,005.30	0.96
Premier Class	1,000.00	1,005.25	1.01
Retirement Class	1,000.00	1,004.76	1.51
Retail Class	1,000.00	1,004.25	2.01
5% annual hypothetical return
Institutional Class	1,000.00	1,024.82	0.25
Advisor Class	1,000.00	1,024.12	0.96
Premier Class	1,000.00	1,024.07	1.01
Retirement Class	1,000.00	1,023.56	1.52
Retail Class	1,000.00	1,023.06	2.03

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.05% for the Institutional Class, 0.19% for the Advisor Class, 0.20% for the Premier Class, 0.30% for the Retirement Class and 0.40% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition
Sector	% of net assets as of 9/30/2018
U.S. Treasury securities	63.3
Corporate bonds	19.2
Foreign government & corporate bonds denominated in U.S. dollars	12.9
U.S. agency securities	3.7
Municipal bonds	0.1
Short-term investments, other assets & liabilities, net	0.8
Total	100.0

Performance for the six months ended September 30, 2018

The Short-Term Bond Index Fund returned 0.60% for the Institutional Class, compared with the 0.62% return of its benchmark, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index. For the one-year period ended September 30, 2018, the Fund returned 0.17%, versus 0.20% for the index. The table below shows returns for all share classes of the Fund.

Bond yields rose as economic growth and Fed tightening continued

The U.S. economy grew at a vigorous pace for the six-month period, propelled by a robust labor market and steady consumer optimism. In September—the period’s final month—the unemployment rate fell to 3.7%, its lowest level since 1969, while the U.S. economy added jobs for the 96th consecutive month and consumer confidence hit an 18-year high. Meanwhile, wage growth reached its fastest pace in nine years during the previous month of August. Core inflation, which includes all items except food and energy, increased modestly to an annualized rate of 2.2% at the end of September 2018. Oil prices rose from $63 a barrel on April 1, 2018, to more than $73 per barrel on September 30, 2018.

The Federal Reserve raised the federal funds target rate twice during the period—in June and September—pushing the key short-term interest-rate measure to 2.00%–2.25%. Bond yields rose across all maturities, but the largest increases took place among shorter-term securities in reaction to the Fed’s rate hikes. Fed officials have now raised the federal funds target rate eight times since December 2015.

Fixed-income markets produced mixed results during the period. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, posted a small decline. High-yield bonds performed

Performance as of September 30, 2018
Short-Term Bond Index Fund			Total return		Average annual total return		Annual operating expenses*
	Ticker	Inception date	6 months	1 year	since inception		gross	net
Institutional Class	TNSHX	8/7/15	0.60%	0.17%	0.63%		0.18%	0.12%
Advisor Class	TTBHX	12/4/15	0.53	0.02	0.55	†	0.38	0.27
Premier Class	TPSHX	8/7/15	0.53	–0.09	0.45		0.34	0.27
Retirement Class	TESHX	8/7/15	0.48	–0.08	0.38		0.43	0.37
Retail Class	TRSHX	8/7/15	0.43	–0.18	0.30		0.64	0.47
Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index		—	0.62	0.20	0.80	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2019, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Advisor Class. If these higher expenses had been reflected, the performance of the Advisor Class shown for this period would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

24	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

best, far exceeding the returns of higher-rated securities. Municipal bonds, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index, earned more modest gains.

Short-term bonds outpaced the broader bond market

For the six-month period, the Fund’s benchmark outperformed the –0.14% return of the broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index.

All of the sectors in the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index posted positive returns for the six-month period. The short-term corporate sector represented nearly one-quarter of the benchmark’s total market capitalization and was the index’s best-performing component with a return of 1.2%. Government credit and government agency securities were mostly in line with the benchmark’s return, ending the period with a gain of 0.64%. However, short-term Treasuries—by far the largest sector in the benchmark with a weighting of 63.0%—underperformed with a gain of 0.4%.

Fund performed in line with its benchmark

For the six months, the Fund’s performance nearly matched that of its benchmark. The Fund’s return includes a deduction for expenses, while the benchmark’s does not.

The Fund seeks to maintain the overall characteristics of its benchmark. The Fund’s managers invest in the same sectors that are included in the benchmark and closely match the benchmark’s weightings and maturities. At times, the Fund may also invest in securities not held in the index, but which have similar investment characteristics to securities held in the index. During the period, this portfolio had similar sector returns to its benchmark, enabling it to resemble the index’s performance.

Throughout the period, the Fund’s managers kept the Fund’s duration—a measure of its sensitivity to interest-rate changes—close to that of its benchmark. This strategy helped the Fund’s risk and reward characteristics to more closely resemble those of its benchmark.

Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 9/30/2018
Less than 1 year	2.4
1–3 years	96.0
3–5 years	1.5
5–10 years	0.1
Total	100.0

Holdings by credit quality
% of fixed-income investments (excluding short-term investments) as of 9/30/2018
U.S. Treasury & U.S. agency securities*	66.0
Aaa/AAA	5.9
Aa/AA	7.1
A/A	11.3
Baa/BBB	9.7
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile
as of 9/30/2018
Net assets	$0.43 billion
Portfolio turnover rate*	32%
Number of issues	593
Option-adjusted duration†	1.91 years
Average maturity‡	1.99 years

*	The portfolio turnover rate covers the six-month period from April 1, 2018–September 30, 2018, and is not annualized.
†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	25

Social Choice Bond Fund

Expense example

Six months ended September 30, 2018

Social Choice Bond Fund	Beginning account value (4/1/18)	Ending account value (9/30/18)	Expenses paid during period* (4/1/18– 9/30/18)
Actual return
Institutional Class	$1,000.00	$999.77	$1.90
Advisor Class	1,000.00	998.46	2.20
Premier Class	1,000.00	997.94	2.75
Retirement Class	1,000.00	998.55	3.11
Retail Class	1,000.00	997.40	3.25
5% annual hypothetical return
Institutional Class	1,000.00	1,023.16	1.93
Advisor Class	1,000.00	1,022.86	2.23
Premier Class	1,000.00	1,022.31	2.79
Retirement Class	1,000.00	1,021.96	3.14
Retail Class	1,000.00	1,021.81	3.29

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.38% for the Institutional Class, 0.44% for the Advisor Class, 0.55% for the Premier Class, 0.62% for the Retirement Class and 0.65% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 9/30/2018
Corporate bonds	28.9
Foreign government & corporate bonds denominated in U.S. dollars	15.3
U.S. agency securities	11.6
Municipal bonds	11.5
U.S. Treasury securities	11.3
Mortgage-backed securities	6.4
Asset-backed securities	6.3
Commercial mortgage-backed securities	5.6
Bank loan obligations	1.0
Short-term investments, other assets & liabilities, net	2.1
Total	100.0

Performance for the six months ended September 30, 2018

The Social Choice Bond Fund returned –0.02% for the Institutional Class, compared with the –0.14% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2018, the Fund returned –0.48%, versus –1.22% for the index. The Fund utilizes certain environmental, social and governance criteria, while the benchmark does not. The table below shows returns for all share classes of the Fund.

Bond yields rose as economic growth and Fed tightening continued

The U.S. economy grew at a vigorous pace for the six-month period, propelled by a robust labor market and steady consumer optimism. In September—the period’s final month—the unemployment rate fell to 3.7%, its lowest level since 1969, while the U.S. economy added jobs for the 96th consecutive month and consumer confidence hit an 18-year high. Meanwhile, wage growth reached its fastest pace in nine years during the previous month of August. Core inflation, which includes all items except food and energy, increased modestly to an annualized rate of 2.2% at the end of September 2018. Oil prices rose from $63 a barrel on April 1, 2018, to more than $73 per barrel on September 30, 2018.

The Federal Reserve raised the federal funds target rate twice during the period—in June and September—pushing the key short-term interest-rate measure to 2.00%–2.25%. Bond yields rose across all maturities, but the largest increases took place among shorter-term securities in reaction to the Fed’s rate hikes. Fed officials have now raised the federal funds target rate eight times since December 2015.

Performance as of September 30, 2018

Social Choice Bond Fund					Average annual				Annual operating
			Total return		total return				expenses*
		Inception					since
	Ticker	date	6 months	1 year	5 years		inception		gross	net
Institutional Class	TSBIX	9/21/12	–0.02%	–0.48%	3.31%		2.70%		0.39%	0.39%
Advisor Class	TSBHX	12/4/15	–0.15	–0.63	3.25	†	2.65	†	0.44	0.44
Premier Class	TSBPX	9/21/12	–0.21	–0.73	3.15		2.54		0.54	0.54
Retirement Class	TSBBX	9/21/12	–0.15	–0.72	3.05		2.44		0.64	0.64
Retail Class	TSBRX	9/21/12	–0.26	–0.84	3.00		2.38		0.65	0.65
Bloomberg Barclays U.S. Aggregate Bond Index		—	–0.14	–1.22	2.16		1.56	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2019, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If these higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

26	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Fixed-income markets produced mixed results during the period. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, posted a small decline. High-yield bonds performed best, far exceeding the returns of higher-rated securities. Municipal bonds, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index, earned more modest gains.

Smaller benchmark sectors had the highest gains

Most of the sectors in the Bloomberg Barclays U.S. Aggregate Bond Index produced positive returns for the reporting period. Two of the smallest sectors delivered the highest gains, with asset-backed securities returning 0.9% and commercial mortgage-backed securities (CMBS) returning 0.4%. Mortgage-backed securities (MBS), which accounted for more than one-quarter of the index at period-end, was the next-best performing sector, returning 0.1%. U.S. Treasuries, the largest sector in the index at 37.6%, lagged due to rising yields (bond yields move in the opposite direction of prices) and returned –0.5%. Corporate bonds, which made up slightly more than one-quarter of the index at period-end, were flat. The benchmark’s smallest sector, municipal bonds, posted the most substantial loss during the period at –3.3%.

Fund outperformed with help from corporate and MBS sectors

The Fund modestly outpaced its benchmark over the past six months, primarily due to an overweight position in the corporate sector, along with advantageous security selection in the MBS sector. An underweight in the lagging U.S. Treasury sector and an overweight in the stronger-performing asset-backed securities sector also contributed. The Fund’s yield curve positioning—or how the Fund was invested across different bond maturities—also helped its relative performance.

Offsetting these positive factors, the Fund’s overweight position in the small but poorly performing municipal bond sector held back results relative to the benchmark, as did security selection among CMBS and a small position in cash.

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2018
Less than 1 year	5.1
1–3 years	13.8
3–5 years	15.2
5–10 years	44.5
Over 10 years	21.4
Total	100.0

Holdings by credit quality

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2018
U.S. Treasury & U.S. agency securities*	29.9
Aaa/AAA	11.0
Aa/AA	14.2
A/A	12.1
Baa/BBB	22.4
Ba/BB	3.2
B/B	1.0
Below B/B	0.3
Non-rated	5.9
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 9/30/2018
Net assets	$2.57 billion
Portfolio turnover rate*	47%
Portfolio turnover rate, excluding mortgage dollar roll transactions*	44%
Number of issues	729
Option-adjusted duration†	5.77 years
Average maturity‡	9.26 years

*	The portfolio turnover rate covers the six-month period from April 1, 2018–September 30, 2018, and is not annualized.
†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	27

Money Market Fund

Expense example

Six months ended September 30, 2018

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Money	value	value	(4/1/18–
Market Fund	(4/1/18)	(9/30/18)	9/30/18)
Actual return
Institutional Class	$1,000.00	$1,008.68	$0.70
Advisor Class	1,000.00	1,008.60	0.81
Premier Class	1,000.00	1,007.98	1.41
Retirement Class	1,000.00	1,007.90	1.51
Retail Class	1,000.00	1,007.11	2.31
5% annual hypothetical return
Institutional Class	1,000.00	1,024.37	0.71
Advisor Class	1,000.00	1,024.27	0.81
Premier Class	1,000.00	1,023.66	1.42
Retirement Class	1,000.00	1,023.56	1.52
Retail Class	1,000.00	1,022.76	2.33

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.14% for the Institutional Class, 0.16% for the Advisor Class, 0.28% for the Premier Class, 0.30% for the Retirement Class and 0.46% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a waiver or reimbursement. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Net annualized yield

(for the 7 days ended 9/25/2018)§

	Current yield	Effective yield
Money Market Fund
Institutional Class	1.91%	1.93%
Advisor Class	1.88	1.89
Premier Class	1.77	1.79
Retirement Class	1.77	1.79
Retail Class	1.60	1.61
iMoneyNet Money Fund Averages—All Government‡	1.57	1.59

The current yield more closely reflects current earnings than does the total return.

§	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.
Performance for the six months ended September 30, 2018

The Money Market Fund returned 0.87% for the Institutional Class, compared with the 0.71% return of the iMoneyNet Money Fund Averages™—All Government, a simple average of over 500 money market funds that invest in short-term U.S. government securities. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average. The table below shows returns for all share classes of the Fund.

Bond yields rose as economic growth and Fed tightening continued

The U.S. economy grew at a vigorous pace for the six-month period, propelled by a robust labor market and steady consumer optimism. In September—the period’s final month—the unemployment rate fell to 3.7%, its lowest level since 1969, while the U.S. economy added jobs for the 96th consecutive month and consumer confidence hit an 18-year high. Meanwhile, wage growth reached its fastest pace in nine years during the previous month of August. Core inflation, which includes all items except food and energy, increased modestly to an annualized rate of 2.2% at the end of September 2018. Oil prices rose from $63 a barrel on April 1, 2018, to more than $73 per barrel on September 30, 2018.

Performance as of September 30, 2018

Money Market Fund					Average annual				Annual operating
			Total return		total return				expenses*
	Ticker	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TCIXX	7/1/99	0.87%	1.44%	0.45%		0.35%		0.15%	0.15%
Advisor Class	TMHXX	12/4/15	0.86	1.42	0.44	†	0.35	†	0.23	0.23
Premier Class	TPPXX	9/30/09	0.80	1.29	0.36		0.28	†	0.29	0.29
Retirement Class	TIEXX	3/31/06	0.79	1.23	0.32		0.24		0.40	0.40
Retail Class	TIRXX	3/31/06	0.71	1.12	0.27		0.23		0.48	0.48
iMoneyNet Money Fund Averages—All Government‡		—	0.71	1.13	0.30		0.18		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, the 7-day current and effective annualized yields and total returns would have been lower.

You could lose money by investing in this Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund’s sponsor has no legal obligation to provide support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. For a detailed discussion of risk, please see the prospectus. The current yield more closely reflects current earnings than does the total return.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2019, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If these higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.
‡	The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. Agencies, repurchase agreements and government-backed floating-rate notes. You cannot invest directly in it.

28	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

The Federal Reserve raised the federal funds target rate twice during the period—in June and September—pushing the key short-term interest-rate measure to 2.00%–2.25%. Bond yields rose across all maturities, but the largest increases took place among shorter-term securities in reaction to the Fed’s rate hikes. Fed officials have now raised the federal funds target rate eight times since December 2015.

The Fed’s actions continued to influence yields on shorter-term ICE LIBOR—a key interest-rate benchmark for money market funds. Over the six-month period, one-month LIBOR yields rose from 1.88% on March 31, 2018, to 2.26% on September 30, 2018. Over the same period, three-month LIBOR rose from 2.31% to 2.40%; six-month LIBOR rose from 2.45% to 2.60%; and twelve-month LIBOR rose from 2.66% to 2.92%. LIBOR is an indication of the interest rates that banks expect to pay to other banks for loans on the London market and is the most widely used benchmark for short-term rates.

Tax cuts and strong economy contributed to rising rates, benefiting money market funds

With the passage of significant tax reform at the end of 2017 and the anticipation of continued strength in the U.S. economy through the remainder of 2018 and into 2019, interest rates on bonds of all maturities have risen, but shorter-term bond yields rose at a faster pace. The increase in short-term rates has benefited money market funds by boosting the income produced. In addition, higher rates have helped boost supply and new issuance of government securities, including Treasury Bills and short-term U.S. government agency securities. As a result, money market funds have seen relief from the significantly tighter supply that existed when rates were lower.

Fund outperformed the iMoneyNet average

During the period, the return of the Money Market Fund surpassed that of the iMoneyNet government fund average. In pursuit of additional yield, management continued its strategy of holding longer-dated floating-rate government agency paper, which benefited the Fund’s performance as interest rates increased. These securities remained a positive yield enhancer during the period. As of September 25, 2018, the Fund’s weighted average maturity was 44 days, versus 32 days for the iMoneyNet government fund average, and this positioning was also beneficial for the Fund’s performance. iMoneyNet releases their data on a weekly basis, and September 25 was the last date of release for the month.

Portfolio composition

Sector	% of net assets as of 9/30/2018
U.S. government agency securities*	60.5
U.S. Treasury securities*	21.0
Floating-rate securities, government*	18.3
Other assets & liabilities, net	0.2
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Fund profile

as of 9/30/2018
Net assets	$1.00 billion
Number of issues	186

TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	29

Summary portfolio of investments (unaudited)

Bond Fund  ■  September 30, 2018

Principal	Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS	$2,203,184	0.1%
CAPITAL GOODS	3,944,509	0.1
COMMERCIAL & PROFESSIONAL SERVICES	7,030,275	0.1
CONSUMER DURABLES & APPAREL	2,891,989	0.0
CONSUMER SERVICES	13,071,600	0.3
ENERGY	709,946	0.0
FOOD & STAPLES RETAILING	769,651	0.0
FOOD, BEVERAGE & TOBACCO	1,679,217	0.0
HEALTH CARE EQUIPMENT & SERVICES	3,475,822	0.1
INSURANCE	4,509,657	0.1
MATERIALS	9,141,544	0.2
MEDIA	5,848,256	0.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6,982,429	0.1
REAL ESTATE	5,004,926	0.1
RETAILING	2,521,566	0.0
SOFTWARE & SERVICES	3,211,836	0.1
TECHNOLOGY HARDWARE & EQUIPMENT	5,386,786	0.1
TELECOMMUNICATION SERVICES	1,386,672	0.0
TRANSPORTATION	7,676,069	0.1
UTILITIES	2,547,990	0.0
TOTAL BANK LOAN OBLIGATIONS (Cost $90,069,319)	89,993,924	1.6
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	19,268,768	0.3
BANKS
Bank of America Corp
$40,000,000	3.550%, 03/05/24	39,531,061	0.7
JPMorgan Chase & Co
35,000,000	3.797, 07/23/24	34,972,468	0.6
Other	361,440,002	6.3
435,943,531	7.6
CAPITAL GOODS	36,051,842	0.7
COMMERCIAL & PROFESSIONAL SERVICES	20,287,937	0.3
CONSUMER DURABLES & APPAREL	6,114,574	0.1
CONSUMER SERVICES	11,321,386	0.1
DIVERSIFIED FINANCIALS	163,600,362	2.8
ENERGY	198,908,218	3.5
Principal	Issuer	Value	% of net assets
FOOD & STAPLES RETAILING
	CVS Health Corp
$17,825,000	0.300%, 03/25/28	$17,649,087	0.3%
	Other	32,494,095	0.6
		50,143,182	0.9
FOOD, BEVERAGE & TOBACCO
	Anheuser-Busch InBev Finance, Inc
25,500,000	3.650%, 02/01/26	24,743,924	0.4
	Other	41,053,430	0.7
		65,797,354	1.1
HEALTH CARE EQUIPMENT & SERVICES		23,912,483	0.4
INSURANCE		66,788,961	1.1
MATERIALS		53,011,818	0.9
MEDIA		74,443,426	1.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		82,937,606	1.4
REAL ESTATE		70,596,375	1.1
RETAILING		50,792,758	0.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		10,064,032	0.2
SOFTWARE & SERVICES
	Microsoft Corp
19,000,000	2.400%, 08/08/26	17,509,842	0.3
	Other	34,614,704	0.7
		52,124,546	1.0
TECHNOLOGY HARDWARE & EQUIPMENT		53,724,094	0.9
TELECOMMUNICATION SERVICES		76,486,978	1.3
TRANSPORTATION		49,775,809	1.0
UTILITIES		174,938,547	3.1
	TOTAL CORPORATE BONDS (Cost $1,894,907,754)	1,847,034,587	32.1
GOVERNMENT BONDS
AGENCY SECURITIES		20,401,899	0.3
FOREIGN GOVERNMENT BONDS		184,685,825	3.2
MORTGAGE BACKED
	Federal Home Loan Mortgage Corp Gold (FGLMC)
19,475,701	3.500%, 10/01/45	19,251,669	0.3
39,281,801	3.500%, 08/01/46	38,884,151	0.7
37,336,825	3.000%, 01/01/47	35,748,685	0.6
33,184,262	3.000%, 02/01/47	31,782,654	0.6
25,838,667	3.500%, 03/01/48	25,507,249	0.4
23,813,153	4.000%, 03/01/48	24,197,283	0.4
29,158,855	4.500%, 08/01/48	30,420,414	0.5
	Federal National Mortgage Association (FNMA)
19,570,638	3.000%, 12/25/45	18,918,473	0.3
41,778,831	3.500%, 01/01/47	41,224,473	0.7
26,790,789	3.500%, 11/01/47	26,380,133	0.5
32,406,099	3.000%, 02/25/48	31,340,855	0.6
90,818,415	4.000%, 04/01/48	91,750,540	1.6
218,791,067	3.000%–8.000%, 07/01/24–08/01/48	221,678,388	3.9

30	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Bond Fund  ■  September 30, 2018

Principal		Issuer	Value	% of net assets
MORTGAGE BACKED—continued
		Government National Mortgage Association (GNMA)
$31,144,778		3.000%, 12/20/47	$30,186,304	0.5%
29,363,566		3.500%, 12/20/47	29,220,112	0.5
52,911,681		3.500%, 01/20/48	52,653,026	0.9
		Other	124,196,480	2.2
			873,340,889	15.2
MUNICIPAL BONDS
		California State University
18,410,000		3.899%, 11/01/47	17,366,153	0.3
		State of Illinois
22,575,000		5.100%, 06/01/33	21,666,356	0.4
		The Ohio State University
25,830,000		3.798%, 12/01/46	24,261,603	0.4
		Other	255,551,195	4.5
			318,845,307	5.6
U.S. TREASURY SECURITIES
		United States Treasury Bond
43,050,000		3.500%, 02/15/39	45,347,121	0.8
16,015,000		3.875%, 08/15/40	17,779,152	0.3
50,095,000		2.750%, 11/15/47	45,831,054	0.8
66,670,000		3.000%, 02/15/48	64,133,414	1.1
29,125,000		3.125%, 05/15/48	28,723,394	0.5
101,500,000		3.000%, 08/15/48	97,626,348	1.7
		United States Treasury Note
38,000,000		0.750%, 10/31/18	37,959,596	0.7
27,000,000		1.250%, 11/15/18	26,971,682	0.5
18,000,000		2.250%, 02/29/20	17,876,250	0.3
27,975,000		2.625%, 08/31/20	27,875,558	0.5
22,800,000		1.375%, 09/15/20	22,178,344	0.4
17,760,000		2.625%, 05/15/21	17,650,387	0.3
148,225,000		2.625%, 07/15/21	147,223,324	2.6
29,160,000		2.750%, 09/15/21	29,050,650	0.5
20,000,000		2.000%, 11/30/22	19,271,875	0.3
43,330,000		2.750%, 04/30/23	42,977,944	0.7
17,000,000		2.875%, 09/30/23	16,942,891	0.3
81,125,000		2.750%, 06/30/25	79,844,746	1.4
20,775,000		2.750%, 08/31/25	20,434,972	0.4
58,832,000		2.875%, 08/15/28	57,940,327	1.0
64,765,000		0.875%–2.875%, 11/30/18–02/15/28	63,815,581	1.1
		Other	48,061,538	0.8
			975,516,148	17.0
		TOTAL GOVERNMENT BONDS (Cost $2,426,229,709)	2,372,790,068	41.3
STRUCTURED ASSETS
ASSET BACKED
		New Residential Mortgage Loan Trust
		Series 2017-1A (Class A1)
20,299,304	g,i	4.000%, 02/25/57	20,358,810	0.3
		Other	446,624,969	7.8
			466,983,779	8.1
Principal		Issuer	Value	% of net assets
OTHER MORTGAGE BACKED
		Connecticut Avenue Securities
		Series 2017-C01 (Class 1M1)
$24,910,655	i	2.165%, 07/25/29, LIBOR 1 M + 1.300%	$25,080,595	0.4%
		Series 2017-C07 (Class 1M1)
28,169,738	i	2.866%, 05/25/30, LIBOR 1 M + 0.650%	28,210,824	0.5
		Series 2018-C01 (Class 1M1)
16,878,710	i	2.816%, 07/25/30, LIBOR 1 M + 0.600%	16,901,516	0.3
68,536,982	i	2.896%–5.216%, 07/25/24–01/25/31,
		LIBOR 1 M + 0.680%–LIBOR 1 M + 3.000%	69,125,091	1.2
		One Market Plaza Trust
		Series 2017-1MKT (Class A)
18,445,000	g	3.614%, 02/10/32	18,335,660	0.3
		Structured Agency Credit Risk Debt Note (STACR)
		Series 2017-DNA3 (Class M1)
28,072,697	i	2.966%, 03/25/30, LIBOR 1 M + 0.750%	28,181,333	0.5
		Other	499,574,093	8.7
			685,409,112	11.9
		TOTAL STRUCTURED ASSETS (Cost $1,178,370,131)	1,152,392,891	20.0
		TOTAL BONDS (Cost $5,499,507,594)	5,372,217,546	93.4

Shares		Company
COMMON STOCKS
ENERGY			345,565	0.0
		TOTAL COMMON STOCKS (Cost $133,600)	345,565	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
TREASURY DEBT
		United States Treasury Bill
$40,000,000		2.045%, 11/01/18	39,928,959	0.7
		Other	4,838,247	0.1
			44,767,206	0.8
		TOTAL SHORT-TERM INVESTMENTS (Cost $44,832,431)	44,767,206	0.8
		TOTAL PORTFOLIO (Cost $5,634,542,944)	5,507,324,241	95.8
		OTHER ASSETS & LIABILITIES, NET	239,355,919	4.2
		NET ASSETS	$5,746,680,160	100.0%

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	31

Summary portfolio of investments (unaudited)	concluded

Bond Fund  ■  September 30, 2018

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/18, the aggregate value of these securities, including those in “Other,” was $1,090,273,287 or 19.0% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Bilateral credit default swap contracts outstanding as of September 30, 2018 were as follows (see Note 3):

Purchased

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount(1)	Value	Upfront receipts (payments)	Unrealized appreciation (depreciation)
CDX-EMS30V1–5 Year Index	1.000%	Credit event as specified in contract	Goldman Sachs	12/20/23	$25,000,000	$1,042,798	$1,196,234	$(153,436)
Total								$(153,436)
(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

32	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Bond Index Fund  ■  September 30, 2018

Principal	Issuer	Value	% of net assets
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS		$13,346,930	0.1%
BANKS
	Bank of America Corp
$54,164,000	2.151%–5.000%, 10/19/20–01/23/49	52,907,085	0.5
	Other	381,558,882	3.7
		434,465,967	4.2
CAPITAL GOODS		106,463,358	1.0
COMMERCIAL & PROFESSIONAL SERVICES		32,851,998	0.3
CONSUMER DURABLES & APPAREL		11,319,424	0.1
CONSUMER SERVICES		28,897,199	0.3
DIVERSIFIED FINANCIALS		320,267,219	3.1
ENERGY		263,516,672	2.5
FOOD & STAPLES RETAILING		44,633,303	0.4
FOOD, BEVERAGE & TOBACCO		140,742,969	1.4
HEALTH CARE EQUIPMENT & SERVICES		75,021,196	0.7
HOUSEHOLD & PERSONAL PRODUCTS		11,728,462	0.1
INSURANCE		102,357,892	1.0
MATERIALS		75,081,244	0.7
MEDIA		91,398,422	0.9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		143,124,340	1.4
REAL ESTATE		76,063,739	0.7
RETAILING		74,142,341	0.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		17,687,814	0.2
SOFTWARE & SERVICES		89,236,772	0.9
TECHNOLOGY HARDWARE & EQUIPMENT		93,400,250	0.9
TELECOMMUNICATION SERVICES		106,038,760	1.0
TRANSPORTATION		71,195,223	0.7
UTILITIES		189,717,691	1.8
	TOTAL CORPORATE BONDS (Cost $2,674,706,342)	2,612,699,185	25.1
GOVERNMENT BONDS
AGENCY SECURITIES		155,718,872	1.5
FOREIGN GOVERNMENT BONDS		393,164,563	3.8
MORTGAGE BACKED
	Federal Home Loan Mortgage Corp Gold (FGLMC)
38,764,560	3.000%, 08/01/45	37,439,749	0.3
706,370,768	2.500%–8.000%, 01/01/19–07/01/48	699,966,664	6.7
	Federal National Mortgage Association (FNMA)
62,602,481	4.000%, 03/01/44	63,722,490	0.6
37,471,402	4.000%, 01/01/48	37,879,803	0.4
1,205,385,880	2.136%–8.000%, 10/01/18–07/01/55	1,196,363,900	11.5
Principal	Issuer	Value	% of net assets
MORTGAGE BACKED–continued
	Government National Mortgage Association (GNMA)
$38,011,968	3.500%, 11/20/47	$37,826,317	0.4%
817,829,070	2.500%–8.500%, 01/20/24–09/20/48	820,272,963	7.9
	Other	1,725,558	0.0
		2,895,197,444	27.8
MUNICIPAL BONDS		74,154,960	0.7
U.S. TREASURY SECURITIES
	United States Treasury Bond
37,400,000	5.000%, 05/15/37	47,328,531	0.4
129,983,000	3.500%, 02/15/39	136,918,812	1.3
38,300,000	3.125%, 11/15/41	37,912,512	0.4
45,000,000	2.750%, 11/15/47	41,169,727	0.4
48,500,000	3.125%, 05/15/48	47,831,231	0.5
45,000,000	3.000%, 08/15/48	43,282,617	0.4
362,935,000	2.500%–4.500%, 02/15/36–02/15/48	365,229,208	3.5
	United States Treasury Note
40,750,000	1.500%, 05/31/19	40,482,578	0.4
77,000,000	1.500%, 11/30/19	75,944,258	0.7
78,500,000	1.375%, 02/29/20	77,006,660	0.7
45,000,000	1.625%, 03/15/20	44,282,813	0.4
50,000,000	1.500%, 05/31/20	48,955,078	0.5
93,000,000	2.625%, 07/31/20	92,698,476	0.9
40,000,000	1.375%, 10/31/20	38,823,438	0.4
50,000,000	1.625%, 11/30/20	48,726,563	0.5
43,000,000	1.875%, 12/15/20	42,118,164	0.4
48,500,000	1.375%, 01/31/21	46,885,859	0.4
60,000,000	2.375%, 03/15/21	59,322,656	0.6
50,000,000	1.250%, 03/31/21	48,074,219	0.5
55,000,000	1.375%, 04/30/21	52,974,023	0.5
65,000,000	1.375%, 05/31/21	62,521,875	0.6
40,000,000	1.125%, 08/31/21	38,045,312	0.4
50,000,000	1.250%, 10/31/21	47,597,656	0.5
57,000,000	1.750%, 11/30/21	55,036,172	0.5
51,700,000	2.000%, 12/31/21	50,264,113	0.5
60,000,000	1.875%, 02/28/22	58,000,782	0.5
51,000,000	1.875%, 03/31/22	49,256,836	0.5
92,000,000	1.875%, 04/30/22	88,772,813	0.8
63,000,000	1.875%, 07/31/22	60,620,273	0.6
55,000,000	1.625%, 08/31/22	52,368,164	0.5
65,000,000	2.000%, 10/31/22	62,679,297	0.6
108,000,000	2.000%, 11/30/22	104,068,125	1.0
60,000,000	2.625%, 02/28/23	59,238,281	0.6
80,000,000	2.500%, 03/31/23	78,525,000	0.7
80,000,000	2.750%, 05/31/23	79,350,000	0.8
91,500,000	2.625%, 06/30/23	90,209,707	0.9
80,000,000	2.750%, 07/31/23	79,300,000	0.8
116,000,000	2.750%, 08/31/23	114,994,062	1.1
49,400,000	2.875%, 09/30/23	49,234,047	0.5
40,005,000	2.250%, 11/15/24	38,342,292	0.4
40,000,000	2.250%, 12/31/24	38,309,375	0.4
44,500,000	1.625%, 02/15/26	40,390,703	0.4
56,000,000	2.250%, 08/15/27	52,524,063	0.5
47,000,000	2.750%, 02/15/28	45,837,852	0.4
66,000,000	2.875%, 05/15/28	65,012,578	0.6
88,000,000	2.875%, 08/15/28	86,666,250	0.8
879,224,100	1.000%-8.000%, 02/28/19-08/15/26	855,500,994	8.2
		3,938,634,045	37.9
	TOTAL GOVERNMENT BONDS (Cost $7,667,403,661)	7,456,869,884	71.7

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	33

Summary portfolio of investments (unaudited)	concluded

Bond Index Fund  ■  September 30, 2018

Principal	Issuer	Value	% of net assets
STRUCTURED ASSETS
ASSET BACKED		$86,772,439	0.8%
OTHER MORTGAGE BACKED		182,640,019	1.8
	TOTAL STRUCTURED ASSETS (Cost $276,373,087)	269,412,458	2.6
	TOTAL BONDS (Cost $10,618,483,090)	10,338,981,527	99.4
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$39,250,000	2.000%, 10/01/18	39,250,000	0.4
	Other	7,992,432	0.1
		47,242,432	0.5
TREASURY DEBT		14,616,687	0.1
	TOTAL SHORT-TERM INVESTMENTS (Cost $61,867,368)	61,859,119	0.6
	TOTAL PORTFOLIO (Cost $10,680,350,458)	10,400,840,646	100.0
	OTHER ASSETS & LIABILITIES, NET	3,595,298	0.0
	NET ASSETS	$10,404,435,944	100.0%

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 9/30/18, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $69,690,335 or 0.7% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

34	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Bond Plus Fund  ■  September 30, 2018

% of net
Principal	Issuer	Value	assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS	$4,624,035	0.2%
CAPITAL GOODS	3,467,415	0.1
COMMERCIAL & PROFESSIONAL SERVICES	17,012,680	0.5
CONSUMER DURABLES & APPAREL	291,699	0.0
CONSUMER SERVICES	13,448,881	0.3
DIVERSIFIED FINANCIALS	161,250	0.0
ENERGY	4,287,375	0.1
FOOD & STAPLES RETAILING	3,500,661	0.1
HEALTH CARE EQUIPMENT & SERVICES	7,961,727	0.2
INSURANCE	5,038,852	0.1
MATERIALS	4,198,372	0.1
MEDIA	9,167,989	0.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,739,448	0.0
REAL ESTATE	3,798,407	0.1
RETAILING	9,060,461	0.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	747,183	0.0
SOFTWARE & SERVICES	8,827,314	0.2
TECHNOLOGY HARDWARE & EQUIPMENT	1,430,154	0.0
TELECOMMUNICATION SERVICES	1,161,966	0.0
TRANSPORTATION	1,508,267	0.0
UTILITIES	986,497	0.0
TOTAL BANK LOAN OBLIGATIONS (Cost $103,895,609)	102,420,633	2.4
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	27,682,463	0.7
BANKS	200,431,556	4.7
CAPITAL GOODS	20,282,127	0.5
COMMERCIAL & PROFESSIONAL SERVICES	27,021,236	0.6
CONSUMER DURABLES & APPAREL	13,390,209	0.3
CONSUMER SERVICES	33,633,039	0.8
DIVERSIFIED FINANCIALS
Wells Fargo & Co
$15,850,000	2.625%, 07/22/22	15,305,904	0.4
Other	131,099,815	3.1
146,405,719	3.5
ENERGY	161,949,540	3.9
FOOD & STAPLES RETAILING	27,351,905	0.6
FOOD, BEVERAGE & TOBACCO	42,946,991	1.0
			% of net
Principal	Issuer	Value	assets
HEALTH CARE EQUIPMENT & SERVICES		$34,263,369	0.8%
HOUSEHOLD & PERSONAL PRODUCTS		404,494	0.0
INSURANCE		45,019,138	1.1
MATERIALS		56,940,745	1.4
MEDIA		58,443,524	1.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		48,252,857	1.1
REAL ESTATE		37,741,626	0.9
RETAILING		32,882,755	0.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		7,454,552	0.2
SOFTWARE & SERVICES		30,140,769	0.6
TECHNOLOGY HARDWARE & EQUIPMENT		37,742,774	0.9
TELECOMMUNICATION SERVICES		49,674,383	1.2
TRANSPORTATION		31,106,578	0.8
UTILITIES		104,017,014	2.5
	TOTAL CORPORATE BONDS (Cost $1,309,242,777)	1,275,179,363	30.3
GOVERNMENT BONDS
FOREIGN GOVERNMENT BONDS
JPY	Japan Government Two Year Bond
2,300,000,000	0.100%, 04/15/19	20,267,146	0.5
	Other	126,999,158	3.0
		147,266,304	3.5
MORTGAGE BACKED
	Federal Home Loan Mortgage Corp Gold (FGLMC)
$ 26,462,173	3.500%, 08/01/46	26,194,296	0.6
20,308,041	3.000%, 01/01/47	19,444,229	0.5
39,583,192	3.000%, 02/01/47	37,911,312	0.9
27,944,725	4.500%, 08/01/48	29,153,755	0.7
59,308,739	3.500%–8.000%, 10/01/20–07/01/48	60,025,139	1.4
	Federal National Mortgage Association (FNMA)
71,796,863	3.500%, 01/01/47	70,844,200	1.7
14,913,788	4.500%, 01/01/48	15,539,726	0.4
24,450,343	3.000%, 02/25/48	23,646,619	0.5
58,466,404	4.000%, 04/01/48	59,066,480	1.4
191,103,332	3.000%–9.000%, 11/01/25–08/01/48	193,546,135	4.6
	Government National Mortgage Association (GNMA)
19,436,249	3.000%, 12/20/47	18,838,103	0.4
34,945,228	3.500%, 12/20/47	34,774,505	0.8
29,048,259	3.000%, 01/20/48	28,153,495	0.7
37,712,586	3.500%, 01/20/48	37,528,230	0.9
14,656,248	4.000%, 07/20/48	14,915,930	0.3
	Other	42,241,549	1.1
		711,823,703	16.9
MUNICIPAL BONDS
	State of California
15,000,000	4.988%, 04/01/39	15,847,200	0.4
	Other	215,339,815	5.1
		231,187,015	5.5

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	35

Summary portfolio of investments (unaudited)	continued

Bond Plus Fund  ■  September 30, 2018

				% of net
Principal		Issuer	Value	assets
U.S. TREASURY SECURITIES
		United States Treasury Bond
$15,000,000		4.500%, 02/15/36	$17,798,438	0.4%
15,000,000		4.500%, 05/15/38	17,997,070	0.4
15,000,000		4.250%, 05/15/39	17,487,305	0.4
30,000,000		4.375%, 11/15/39	35,587,500	0.8
20,000,000		4.375%, 05/15/40	23,757,812	0.6
24,400,000		2.750%, 08/15/47	22,334,578	0.5
33,350,000		3.000%, 02/15/48	32,081,137	0.8
59,000,000		3.000%, 08/15/48	56,748,320	1.3
50,645,000		2.500%–4.750%, 02/15/41–05/15/48	47,934,660	1.1
		United States Treasury Inflation Indexed Bonds
15,949,200	k	0.125%, 04/15/21	15,623,051	0.4
		United States Treasury Note
45,086,000		1.375%, 09/30/19	44,518,903	1.1
16,000,000		1.750%, 09/30/19	15,857,500	0.4
36,000,000		1.500%, 11/30/19	35,506,406	0.8
20,000,000		1.750%, 11/30/19	19,784,375	0.5
20,000,000		2.250%, 02/29/20	19,862,500	0.5
32,000,000		1.125%, 07/31/21	30,481,250	0.7
20,000,000		2.125%, 08/15/21	19,585,156	0.5
20,000,000		2.000%, 08/31/21	19,512,500	0.5
37,835,000		2.750%, 09/15/21	37,693,119	0.9
35,000,000		2.125%, 09/30/21	34,238,477	0.8
45,000,000		2.000%, 12/31/21	43,750,195	1.0
52,500,000		1.875%, 01/31/22	50,789,649	1.2
20,000,000		1.750%, 02/28/22	19,253,125	0.5
15,000,000		1.875%, 02/28/22	14,500,195	0.3
50,000,000		1.875%, 08/31/22	48,062,500	1.1
20,000,000		1.750%, 01/31/23	19,036,719	0.4
34,400,000		2.250%, 12/31/23	33,217,500	0.8
22,500,000		2.250%, 01/31/24	21,708,984	0.5
15,000,000		2.125%, 02/29/24	14,370,703	0.3
20,000,000		2.125%, 03/31/24	19,146,875	0.5
20,000,000		2.000%, 04/30/24	19,003,125	0.4
35,000,000		2.500%, 05/15/24	34,141,406	0.8
67,880,000		2.000%–2.875%, 03/31/20–08/15/28	66,371,293	1.6
			967,742,326	22.8
		TOTAL GOVERNMENT BONDS (Cost $2,112,319,790)	2,058,019,348	48.7
STRUCTURED ASSETS
ASSET BACKED			302,452,371	7.2
OTHER MORTGAGE BACKED
		COMM Mortgage Trust
		Series 2012-CR2 (Class A3)
20,000,000	g	2.841%, 08/15/45	19,626,986	0.5
		S Mortgage Securities Corp II
		Series 2018-GS9 (Class AAB)
14,346,000	i	3.978%, 03/10/51	14,548,521	0.3
		JP Morgan Mortgage Trust
49,028,835	g,i	3.000%–4.000%, 11/25/33–01/25/49	47,924,640	1.1
		Morgan Stanley Bank of America Merrill Lynch Trust
		Series 2015-C20 (Class A4)
15,262,000		3.249%, 02/15/48	14,843,786	0.4
		Sequoia Mortgage Trust
47,315,616	g,i	3.500%–4.000%, 11/25/46–07/25/48	46,676,153	1.1
		Other	265,507,330	6.3
			409,127,416	9.7
			% of net
Principal	Issuer	Value	assets
	TOTAL STRUCTURED ASSETS (Cost $727,284,473)	$711,579,787	16.9%
	TOTAL BONDS (Cost $4,148,847,040)	4,044,778,498	95.9

Shares	Company
COMMON STOCKS
ENERGY		3,762,274	0.1
	TOTAL COMMON STOCKS (Cost $1,863,398)	3,762,274	0.1
RIGHTS / WARRANTS
ENERGY		467,172	0.0
	TOTAL RIGHTS / WARRANTS (Cost $270,181)	467,172	0.0

Principal	Issuer
SHORT-TERM INVESTMENTS
TREASURY DEBT		3,740,726	0.1
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,754,873)	3,740,726	0.1
	TOTAL PORTFOLIO (Cost $4,258,631,101)	4,155,169,303	98.5
	OTHER ASSETS & LIABILITIES, NET	65,153,494	1.5
	NET ASSETS	$4,220,322,797	100.0%

Abbreviation(s):

JPY   Japanese Yen

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/18, the aggregate value of these securities, including those in “Other,” was $874,422,451 or 20.7% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

36	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Bond Plus Fund  ■  September 30, 2018

Bilateral cross currency swap contracts outstanding as of September 30, 2018 were as follows (see Note 3):

								Upfront		Unrealized
Reference	Terms of payments	Terms of payments		Maturity		Notional		receipts		appreciation
entity	to be paid	to be received	Counterparty	date		amount	Value	(payments	)	(depreciation	)
USD		Fixed semi-annual 1.940%	JP Morgan Chase Bank, N.A.	4/15/19	USD	20,664,870	$463,501	$(83,602)		$547,103
JPY	Fixed semi-annual 0.100%				JPY	2,300,000,000

Abbreviation(s):

JPY	Japanese Yen
USD	United States Dollar

Centrally cleared credit default swap contracts outstanding as of September 30, 2018 were as follows (see Note 3):

PURCHASED

							Unrealized
Reference	Terms of payments	Terms of payments		Maturity	Notional	Variation	appreciation
entity	to be paid	to be received	Counterparty	date	amount(1)	margin	(depreciation )
CDX-NAHYS30V1–5 Year Index	5.000%	Credit event as specified in contract	Goldman Sachs	06/20/23	$15,000,000	$(16,606)	$(248,989)
CDX-NAHYS30V1–5 Year Index	5.000	Credit event as specified in contract	Goldman Sachs	06/20/23	15,000,000	(16,606)	(255,450)
CDX-NAHYS30V1–5 Year Index	5.000	Credit event as specified in contract	Goldman Sachs	06/20/23	15,000,000	(16,606)	(236,177)
CDX-NAHYS30V1–5 Year Index	5.000	Credit event as specified in contract	Goldman Sachs	06/20/23	10,000,000	(11,071)	(93,888)
CDX-NAHYS30V1–5 Year Index	5.000	Credit event as specified in contract	Goldman Sachs	06/20/23	10,000,000	(11,071)	(94,133)
CDX-NAHYS30V1–5 Year Index	5.000	Credit event as specified in contract	Goldman Sachs	06/20/23	20,000,000	(22,141)	(152,256)
CDX-NAHYS30V1–5 Year Index	5.000	Credit event as specified in contract	Goldman Sachs	06/20/23	10,000,000	(11,071)	(57,439)
CDX-NAHYS30V1–5 Year Index	5.000	Credit event as specified in contract	Citigroup Global Markets	06/20/23	15,000,000	(16,606)	(89,141)
CDX-NAHYS30V1–5 Year Index	5.000	Credit event as specified in contract	Citigroup Global Markets	06/20/23	25,000,000	(13,559)	(119,157)
Total						$(135,337)	$(1,346,630)

SOLD

							Unrealized
Reference	Terms of payments	Terms of payments		Maturity	Notional	Variation	appreciation
entity	to be paid	to be received	Counterparty	date	amount(1)	margin	(depreciation	)
CDX-NAHYS30V1–5 Year Index	Credit event as specified in contract	5.000%	Goldman Sachs	6/20/23	$15,000,000	$16,606	$230,540
CDX-NAHYS30V1–5 Year Index	Credit event as specified in contract	5.000	Goldman Sachs	6/20/23	20,000,000	10,847	228,547
Total						$27,453	$459,087
Totals						$(107,884)	$(887,543)
(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	37

Summary portfolio of investments (unaudited)

5–15 Year Laddered Tax-Exempt Bond Fund  ■  September 30, 2018

Principal	Issuer	Value	% of net assets
LONG-TERM MUNICIPAL BONDS
ALABAMA
	University of South Alabama
$2,395,000	5.000%, 11/01/31	$2,716,170	1.0%
	Other	1,161,660	0.4
		3,877,830	1.4
ALASKA
	Borough of Matanuska-Susitna AK
2,570,000	5.000%, 09/01/25	2,924,840	1.1
	Other	1,459,970	0.6
		4,384,810	1.7
ARIZONA		669,440	0.3
ARKANSAS		1,146,520	0.4
CALIFORNIA
	California Health Facilities Financing Authority
1,510,000	5.000%, 09/01/33	1,707,765	0.7
	City of Los Angeles Department of Airports
2,000,000	5.000%, 05/15/27	2,297,000	0.9
	Elk Grove Finance Authority
1,715,000	5.000%, 09/01/30	1,903,942	0.7
	Other	9,796,477	3.9
		15,705,184	6.2
COLORADO
	City & County of Denver CO Airport System Revenue
1,500,000	5.000%, 11/15/30	1,696,830	0.6
	Colorado Health Facilities Authority
2,155,000	5.000%, 01/01/32	2,227,149	0.9
	Other	4,041,367	1.5
		7,965,346	3.0
CONNECTICUT
	University of Connecticut
2,000,000	5.000%, 03/15/28	2,218,800	0.9
	Other	4,935,592	1.9
		7,154,392	2.8
DISTRICT OF COLUMBIA		1,111,333	0.4
FLORIDA
	Miami-Dade County Expressway Authority
1,375,000	5.000%, 07/01/31	1,558,700	0.6
	Port St. Lucie Community Redevelopment Agency
2,180,000	5.000%, 01/01/26	2,475,673	1.0
	Other	6,502,183	2.5
		10,536,556	4.1
GEORGIA		5,883,137	2.2
GUAM		442,208	0.2
HAWAII		2,245,820	0.9
Principal		Issuer	Value	% of net assets
ILLINOIS
		Chicago Board of Education
$1,500,000		5.000%, 12/01/26	$1,566,315	0.6%
1,500,000		5.000%, 12/01/27	1,570,650	0.6
2,000,000	g	2.010%, 12/01/30	2,000,000	0.8
		Chicago Midway International Airport
2,000,000		5.000%, 01/01/26	2,246,240	0.9
		Chicago State University
2,085,000		5.500%, 12/01/23	2,247,004	0.9
		City of Chicago IL Wastewater Transmission Revenue
1,500,000		5.000%, 01/01/22	1,611,840	0.6
		City of Chicago IL, GO
1,500,000		5.500%, 01/01/35	1,600,980	0.6
		County of Cook IL
1,750,000		5.000%, 11/15/31	1,944,513	0.7
		Metropolitan Water Reclamation District of Greater Chicago
2,000,000		5.000%, 12/01/30	2,261,360	0.9
		Sales Tax Securitization Corp
1,500,000		5.000%, 01/01/30	1,686,450	0.6
		State of Illinois
2,000,000		5.000%, 06/01/28	2,094,460	0.8
		State of Illinois, GO
1,500,000		5.000%, 06/15/19	1,527,180	0.6
		Other	18,020,783	6.9
			40,377,775	15.5
IOWA			539,396	0.2
KENTUCKY
		Kentucky Turnpike Authority
2,000,000		5.000%, 07/01/26	2,318,040	0.9
		Other	2,727,725	1.0
			5,045,765	1.9
LOUISIANA			3,978,560	1.5
MAINE			768,818	0.3
MARYLAND
		Maryland Economic Development Corp
1,400,000		5.000%, 03/31/36	1,514,884	0.6
			1,514,884	0.6
MASSACHUSETTS			1,651,039	0.6
MICHIGAN
		Michigan Finance Authority
2,000,000		5.000%, 04/01/25	2,248,360	0.9
2,000,000		5.000%, 11/15/28	2,275,480	0.9
1,650,000		5.000%, 07/01/44	1,757,613	0.7
		Other	3,535,085	1.4
			9,816,538	3.9
MINNESOTA			3,418,195	1.3
MISSISSIPPI
		Mississippi Development Bank
1,500,000		5.000%, 03/01/24	1,667,070	0.6
		Other	5,355,901	2.1
			7,022,971	2.7

38	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

5–15 Year Laddered Tax-Exempt Bond Fund  ■  September 30, 2018

Principal		Issuer	Value	% of net assets
MISSOURI
		Kansas City Land Clearance Redevelopment Authority
$1,500,000	g	5.000%, 02/01/40	$1,539,915	0.6%
		St. Louis Municipal Finance Corp
1,745,000		5.000%, 02/15/26	1,969,233	0.8
		Other	5,272,309	2.0
			8,781,457	3.4
NEBRASKA			1,801,779	0.7
NEVADA			1,766,427	0.7
NEW JERSEY			5,459,588	2.0
NEW YORK
		Town of Oyster Bay NY
1,660,000		2.000%, 02/15/19	1,656,265	0.6
2,000,000		4.000%, 02/15/20	2,038,200	0.8
		Troy Capital Resource Corp
1,385,000		5.000%, 08/01/24	1,559,718	0.6
		Other	9,478,260	3.7
			14,732,443	5.7
NORTH CAROLINA
		County of Duplin NC
1,355,000		5.000%, 04/01/27	1,545,499	0.6
		North Carolina Medical Care Commission
2,000,000		5.000%, 06/01/34	2,080,920	0.8
		Other	1,928,448	0.7
			5,554,867	2.1
NORTH DAKOTA			961,790	0.4
OHIO			4,745,301	1.9
OKLAHOMA
		Oklahoma Development Finance Authority
1,500,000		5.250%, 08/15/48	1,633,695	0.6
		Other	850,538	0.4
			2,484,233	1.0
OREGON
		Oregon State Business Development Commission
3,000,000	g	6.500%, 04/01/31	2,959,710	1.1
		Other	2,247,860	0.9
			5,207,570	2.0
PENNSYLVANIA
		Commonwealth of Pennsylvania
2,000,000		5.000%, 09/15/23	2,228,580	0.9
		Pennsylvania Economic Development
		Financing Authority
2,000,000		5.000%, 12/31/25	2,237,980	0.9
		Pennsylvania State University
2,500,000		5.000%, 03/01/40	2,588,725	1.0
		Other	6,324,820	2.5
			13,380,105	5.3
RHODE ISLAND			2,649,132	1.0
SOUTH CAROLINA			280,155	0.1
SOUTH DAKOTA			1,994,868	0.8
Principal		Issuer	Value	% of net assets
TENNESSEE			$2,309,579	0.9%
TEXAS
		City of El Paso TX Airport Revenue
$2,000,000		5.000%, 08/15/28	2,315,380	0.9
		City of Houston TX
1,970,000		5.000%, 03/01/32	2,249,996	0.9
		City of Lubbock TX
1,500,000		5.000%, 02/15/25	1,716,645	0.7
		Texas Municipal Gas Acquisition & Supply Corp III
1,545,000		5.000%, 12/15/32	1,653,474	0.6
		Other	11,841,308	4.5
			19,776,803	7.6
VIRGIN ISLANDS
		Virgin Islands Public Finance Authority
2,000,000	g	5.000%, 09/01/25	2,143,400	0.8
2,500,000	g	5.000%, 09/01/33	2,602,100	1.0
		Virgin Islands Water & Power Authority-Electric System
6,000,000	g	5.500%, 11/15/18	5,991,780	2.3
			10,737,280	4.1
VIRGINIA			1,054,100	0.4
WASHINGTON
		Central Puget Sound Regional Transit Authority
2,705,000		5.250%, 02/01/21	2,813,903	1.1
		Energy Northwest
1,955,000		5.000%, 07/01/23	2,164,107	0.8
		Tender Option Bond Trust Receipts
2,000,000	g	1.910%, 02/01/19	2,000,000	0.8
		Other	1,117,550	0.4
			8,095,560	3.1
WEST VIRGINIA			3,388,327	1.3
WISCONSIN			536,290	0.2
		TOTAL LONG-TERM MUNICIPAL BONDS (Cost $254,477,213)	250,954,171	96.8
		TOTAL PORTFOLIO (Cost $254,477,213)	250,954,171	96.8
		OTHER ASSETS & LIABILITIES, NET	8,353,499	3.2
		NET ASSETS	$259,307,670	100.0%

Abbreviation(s):

GO	General Obligation

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/18, the aggregate value of these securities, including those in “Other,” was $21,677,079 or 8.4% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	39

Summary portfolio of investments (unaudited)

High-Yield Fund  ■  September 30, 2018

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS

AUTOMOBILES & COMPONENTS			$8,616,654	0.2%
CAPITAL GOODS			5,986,399	0.1
COMMERCIAL & PROFESSIONAL SERVICES			31,200,436	0.8
CONSUMER SERVICES			42,202,475	1.1
ENERGY			16,901,784	0.4
HEALTH CARE EQUIPMENT & SERVICES			10,526,430	0.3
INSURANCE			18,077,971	0.4
MATERIALS			16,073,428	0.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			10,067,997	0.2
REAL ESTATE			15,973,101	0.4
RETAILING			28,785,260	0.7
SOFTWARE & SERVICES			5,108,527	0.1
UTILITIES			22,515,957	0.6
	TOTAL BANK LOAN OBLIGATIONS (Cost $233,141,208)		232,036,419	5.7
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS			46,476,955	1.1
BANKS			55,032,266	1.3
CAPITAL GOODS			111,619,298	2.8
COMMERCIAL & PROFESSIONAL SERVICES			108,905,754	2.7
CONSUMER DURABLES & APPAREL
		Lennar Corp
$46,050,000		4.125%–8.375%, 01/15/21–11/15/24	46,506,881	1.1
		Mattel, Inc
18,050,000	g	6.750%, 12/31/25	17,689,000	0.4
		Other	34,653,391	0.9
			98,849,272	2.4
CONSUMER SERVICES
		Prime Security Services Borrower LLC
41,210,000	g	9.250%, 05/15/23	44,074,095	1.1
		Six Flags Entertainment Corp
22,500,000	g	4.875%, 07/31/24	22,038,750	0.5
		Other	193,270,624	4.8
			259,383,469	6.4
DIVERSIFIED FINANCIALS
		Icahn Enterprises LP
21,200,000		6.250%, 02/01/22	21,730,000	0.5
		Quicken Loans, Inc
27,850,000	g	5.250%, 01/15/28	25,865,688	0.7
		Other	126,778,325	3.1
			174,374,013	4.3
Principal		Issuer	Value	% of net assets
ENERGY
		AmeriGas Partners LP
$42,600,000		5.500%–5.875%, 05/20/24–05/20/27	$41,969,250	1.0%
		Cheniere Energy Partners LP
18,000,000	g	5.625%, 10/01/26	18,129,600	0.4
		Exterran Partners LP
21,535,000		6.000%, 04/01/21	21,642,675	0.5
		Genesis Energy LP
17,900,000		6.500%, 10/01/25	17,474,875	0.4
22,500,000		6.250%, 05/15/26	21,431,250	0.5
		Hess Infrastructure Partners LP
26,175,000	g	5.625%, 02/15/26	26,436,750	0.7
		Murphy Oil Corp
19,800,000		5.750%, 08/15/25	20,114,880	0.5
		Nabors Industries, Inc
23,750,000	h	5.750%, 02/01/25	22,761,499	0.6
		Oasis Petroleum, Inc
17,250,000	g	6.250%, 05/01/26	17,607,938	0.4
		Range Resources Corp
22,825,000		5.750%, 06/01/21	23,481,219	0.6
		Southwestern Energy Co
19,000,000		7.500%, 04/01/26	19,902,500	0.5
		USA Compression Partners LP
30,000,000	g	6.875%, 04/01/26	30,975,000	0.8
		Other	452,496,347	11.1
			734,423,783	18.0
FOOD & STAPLES RETAILING
		Fresh Market, Inc
30,685,000	†,g	9.750%, 05/01/23	22,860,325	0.6
		Ingles Markets, Inc
17,960,000		5.750%, 06/15/23	18,184,500	0.4
		Other	20,924,375	0.5
			61,969,200	1.5
FOOD, BEVERAGE & TOBACCO			17,013,756	0.4
HEALTH CARE EQUIPMENT & SERVICES
		Enterprise Merger Sub, Inc
18,000,000	g	8.750%, 10/15/26	18,000,000	0.4
		HCA, Inc
24,650,000		5.875%, 02/15/26	25,666,813	0.6
46,200,000		5.000%–7.500%, 02/15/22–06/15/47	48,282,554	1.2
		Tenet Healthcare Corp
23,125,000		4.625%, 07/15/24	22,477,500	0.6
		Other	138,672,000	3.4
			253,098,867	6.2
HOUSEHOLD & PERSONAL PRODUCTS			10,100,125	0.2
INSURANCE			2,035,000	0.1
MATERIALS
		Blue Cube Spinco, Inc
20,000,000		9.750%, 10/15/23	22,625,000	0.6
		Nova Chemicals Corp
40,000,000	g	4.875%, 06/01/24	38,510,000	0.9
		Tronox, Inc
22,750,000	g	6.500%, 04/15/26	21,925,312	0.5
		Other	293,797,567	7.2
			376,857,879	9.2

40	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

High-Yield Fund  ■  September 30, 2018

Principal		Issuer	Value	% of net assets
MEDIA
		Altice France S.A.
$28,175,000	g	8.125%, 02/01/27	$28,949,812	0.7%
		CCO Holdings LLC
20,900,000		5.750%, 01/15/24	21,239,625	0.5
20,000,000	g	5.875%, 04/01/24	20,425,000	0.5
		Cequel Communications Holdings I LLC
19,750,000	g	7.500%, 04/01/28	20,688,125	0.5
		DISH DBS Corp
19,000,000		7.750%, 07/01/26	18,002,500	0.4
		Numericable-SFR S.A.
19,150,000	g	7.375%, 05/01/26	19,170,108	0.5
		Other	280,974,682	6.9
			409,449,852	10.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		Valeant Pharmaceuticals International, Inc
17,600,000	g	5.500%, 03/01/23	16,931,200	0.4
		VRX Escrow Corp
17,825,000	g	5.875%, 05/15/23	17,303,619	0.4
		Other	81,438,975	2.1
			115,673,794	2.9
REAL ESTATE
		WeWork Cos, Inc
25,300,000	g	7.875%, 05/01/25	24,604,250	0.6
		Other	6,541,469	0.2
			31,145,719	0.8
RETAILING
		PetSmart, Inc
24,800,000		†,g 7.125%, 03/15/23	17,825,000	0.5
		Staples, Inc
36,100,000	g	8.500%, 09/15/25	33,888,875	0.8
		Other	84,828,305	2.0
			136,542,180	3.3
SOFTWARE & SERVICES
		Open Text Corp
16,400,000	g	5.875%, 06/01/26	16,922,832	0.4
		Other	99,554,418	2.5
			116,477,250	2.9
TECHNOLOGY HARDWARE & EQUIPMENT
		CommScope, Inc
23,700,000	g	6.000%, 06/15/25	24,458,400	0.6
		Other	19,809,462	0.5
			44,267,862	1.1
TELECOMMUNICATION SERVICES
		CenturyLink, Inc
17,300,000		5.800%, 03/15/22	17,602,750	0.4
16,400,000		7.500%, 04/01/24	17,527,500	0.4
		Frontier Communications Corp
35,375,000	g	8.500%, 04/01/26	33,429,375	0.8
		T-Mobile USA, Inc
22,000,000		5.125%, 04/15/25	22,165,000	0.6
		Other	125,582,702	3.1
			216,307,327	5.3
Principal		Issuer	Value	% of net assets
TRANSPORTATION
		Bombardier, Inc
$16,825,000	g	6.125%, 01/15/23	$16,898,609	0.4%
		Other	66,003,913	1.6
			82,902,522	2.0
UTILITIES
		Calpine Corp
27,125,000	g	5.250%, 06/01/26	25,124,531	0.6
		NRG Energy, Inc
21,350,000	g	5.750%, 01/15/28	21,563,500	0.6
		Other	80,084,390	1.9
			126,772,421	3.1
	TOTAL CORPORATE BONDS (Cost $3,603,894,388)		3,589,678,564	88.0
	TOTAL BONDS (Cost $3,603,894,388)		3,589,678,564	88.0

Shares		Company
COMMON STOCKS
DIVERSIFIED FINANCIALS
406,574		iShares iBoxx $ High Yield Corporate Bond ETF	35,144,256	0.9
971,552		SPDR Barclays High Yield Bond ETF	35,024,450	0.8
			70,168,706	1.7
ENERGY			31,746,141	0.8
	TOTAL COMMON STOCKS (Cost $85,083,819)		101,914,847	2.5
RIGHTS / WARRANTS
ENERGY			3,127,068	0.1
	TOTAL RIGHTS / WARRANTS (Cost $1,808,487)		3,127,068	0.1

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$20,000,000		1.966%, 10/10/18	19,989,440	0.5
		Other	14,950,000	0.4
			34,939,440	0.9
TREASURY DEBT
		United States Treasury Bill
56,180,000		1.964%, 10/11/18	56,148,067	1.4
27,875,000		1.997%, 10/18/18	27,847,785	0.7
20,650,000		2.036%, 11/01/18	20,613,325	0.5
		Other	13,817,659	0.3
			118,426,836	2.9
	TOTAL SHORT-TERM INVESTMENTS (Cost $153,369,898)		153,366,276	3.8
	TOTAL PORTFOLIO (Cost $4,077,297,800)		4,080,123,174	100.1
	OTHER ASSETS & LIABILITIES, NET		(2,392,791)	(0.1)
	NET ASSETS		$4,077,730,383	100.0%

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	41

Summary portfolio of investments (unaudited)	concluded

High-Yield Fund  ■  September 30, 2018

Abbreviation(s):
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depository Receipts

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/18, the aggregate value of these securities, including those in “Other,” was $1,888,742,614 or 46.3% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

42	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Portfolio of investments (unaudited)

Inflation-Linked Bond Fund  ■  September 30, 2018

Principal		Issuer	Value	% of net assets
GOVERNMENT BONDS
AGENCY SECURITIES
		HNA LLC
$2,364,460		2.369%, 09/18/27	$2,262,865	0.1%
		Montefiore Medical Center
9,085,000		2.895%, 04/20/32	8,291,502	0.3
		Private Export Funding Corp (PEFCO)
3,500,000		2.300%, 09/15/20	3,453,635	0.1
3,000,000		3.250%, 06/15/25	2,984,643	0.1
		Reliance Industries Ltd
4,934,211		2.444%, 01/15/26	4,792,290	0.1
		Ukraine Government AID Bonds
3,000,000		1.847%, 05/29/20	2,950,770	0.1
15,000,000		1.471%, 09/29/21	14,355,525	0.5
			39,091,230	1.3
MORTGAGE BACKED
		Government National Mortgage Association (GNMA)
6,158,585		3.700%, 10/15/33	6,152,781	0.3
1,632,784		3.870%, 10/15/36	1,648,107	0.0
			7,800,888	0.3
U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
44,573,855	k	1.375%, 01/15/20	44,894,810	1.5
164,646,360	k	0.125%, 04/15/20	162,511,102	5.4
103,528,295	k	1.250%, 07/15/20	104,719,008	3.5
115,294,313	k	1.125%, 01/15/21	115,993,837	3.8
164,808,400	k	0.125%, 04/15/21	161,438,197	5.4
119,562,808	k	0.625%, 07/15/21	119,259,813	4.0
123,602,981	k	0.125%, 01/15/22	120,563,917	4.0
183,930,825	k	0.125%, 04/15/22	178,726,637	5.8
142,460,500	k	0.125%, 07/15/22	139,032,496	4.6
109,177,000	k	0.125%, 01/15/23	105,710,612	3.5
96,889,525	k	0.625%, 04/15/23	95,650,651	3.2
136,984,320	k	0.375%, 07/15/23	134,325,331	4.5
106,653,950	k	0.625%, 01/15/24	105,245,279	3.5
107,723,980	k	0.125%, 07/15/24	103,509,722	3.4
111,716,850	k	0.250%, 01/15/25	107,219,160	3.6
102,079,190	k	2.375%, 01/15/25	111,238,115	3.7
116,893,700	k	0.375%, 07/15/25	113,190,544	3.8
92,270,460	k	0.625%, 01/15/26	90,306,109	3.0
59,111,688	k	2.000%, 01/15/26	63,601,914	2.1
80,952,410	k	0.125%, 07/15/26	76,346,134	2.5
91,284,375	k	0.375%, 01/15/27	87,175,390	2.9
41,247,787	k	2.375%, 01/15/27	45,966,665	1.5
76,749,900	k	0.375%, 07/15/27	73,352,118	2.4
122,087,175	k	0.500%, 01/15/28	117,203,688	3.9
82,430,611	k	1.750%, 01/15/28	88,259,786	2.9
49,958,598	k	3.625%, 04/15/28	62,005,255	2.1
30,118,200	k	0.750%, 07/15/28	29,644,858	1.0
37,783,334	k	2.500%, 01/15/29	43,428,696	1.4
95,023,955	k	3.875%, 04/15/29	122,342,104	4.1
3,549,375	k	3.375%, 04/15/32	4,610,028	0.1
		United States Treasury Note
7,500,000		2.750%, 05/31/23	7,439,062	0.3
			2,934,911,038	97.4
	TOTAL GOVERNMENT BONDS (Cost $3,027,481,467)		2,981,803,156	99.0
Principal	Issuer	Value	% of net assets
	TOTAL PORTFOLIO (Cost $3,027,481,467)	$2,981,803,156	99.0%
	OTHER ASSETS & LIABILITIES, NET	29,541,656	1.0
	NET ASSETS	$3,011,344,812	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Futures contracts outstanding as of September 30, 2018 were as follows (see Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US 10 Year Note (CBT)	(250)	12/19/18	$(29,981,794)	$(29,695,312)	$286,482

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	43

Summary portfolio of investments (unaudited)

Short-Term Bond Fund  ■  September 30, 2018

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
CAPITAL GOODS			$2,063,262	0.1%
COMMERCIAL & PROFESSIONAL SERVICES			3,028,023	0.2
CONSUMER DURABLES & APPAREL			2,679,022	0.1
CONSUMER SERVICES			4,565,060	0.2
FOOD & STAPLES RETAILING			3,089,338	0.2
HEALTH CARE EQUIPMENT & SERVICES			1,994,097	0.1
MATERIALS			501,565	0.0
MEDIA			13,749,644	0.8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			949,983	0.1
RETAILING			4,743,952	0.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,476,439	0.1
SOFTWARE & SERVICES			2,980,114	0.1
TECHNOLOGY HARDWARE & EQUIPMENT			5,729,357	0.3
TRANSPORTATION			1,959,283	0.1
UTILITIES			980,773	0.0
		TOTAL BANK LOAN OBLIGATIONS (Cost $50,584,534)	50,489,912	2.7
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS			2,907,409	0.2
BANKS
		Bank Nederlandse Gemeenten NV
$11,850,000	g	2.500%, 02/28/20	11,779,611	0.7
		Bank of America Corp
10,000,000		2.328%, 10/01/21	9,782,601	0.5
		Bank of Montreal
9,000,000	g	2.500%, 01/11/22	8,784,079	0.5
		Canadian Imperial Bank of Commerce
13,000,000	g	3.150%, 06/27/21	12,957,258	0.7
		CitiBank NA
10,000,000		1.850%, 09/18/19	9,905,558	0.5
		Other	126,906,640	6.8
			180,115,747	9.7
CAPITAL GOODS			23,828,175	1.2
COMMERCIAL & PROFESSIONAL SERVICES			3,070,030	0.2
CONSUMER DURABLES & APPAREL			3,241,216	0.2
CONSUMER SERVICES			1,324,634	0.1
DIVERSIFIED FINANCIALS
		General Motors Financial Co, Inc
10,000,000		2.450%, 11/06/20	9,800,680	0.5
		Goldman Sachs Group, Inc
9,000,000		2.300%, 12/13/19	8,920,808	0.5
		Other	66,987,297	3.6
			85,708,785	4.6
Principal		Issuer	Value	% of net assets
ENERGY			$24,185,421	1.3%
FOOD & STAPLES RETAILING			13,893,793	0.7
FOOD, BEVERAGE & TOBACCO			2,581,993	0.2
HEALTH CARE EQUIPMENT & SERVICES			12,882,105	0.7
INSURANCE			5,468,589	0.3
MATERIALS			7,828,975	0.4
MEDIA			1,009,605	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			21,866,755	1.2
REAL ESTATE			8,140,568	0.4
RETAILING			8,087,048	0.4
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			4,971,705	0.3
SOFTWARE & SERVICES			4,935,990	0.3
TECHNOLOGY HARDWARE & EQUIPMENT			9,514,498	0.5
TELECOMMUNICATION SERVICES			9,320,047	0.5
TRANSPORTATION			14,603,566	0.8
UTILITIES			17,656,551	0.9
		TOTAL CORPORATE BONDS (Cost $473,357,067)	467,143,205	25.1
GOVERNMENT BONDS
AGENCY SECURITIES
		Federal Home Loan Bank (FHLB)
$15,000,000		2.625%, 10/01/20	14,926,080	0.8
		Iraq Government AID Bond
24,000,000		2.149%, 01/18/22	23,272,440	1.3
		Montefiore Medical Center
9,935,000		2.152%, 10/20/26	9,200,947	0.5
		Reliance Industries Ltd
9,868,421		2.444%, 01/15/26	9,584,579	0.5
		Ukraine Government AID Bonds
15,000,000		1.471%, 09/29/21	14,355,525	0.8
		Other	30,467,304	1.6
			101,806,875	5.5
FOREIGN GOVERNMENT BONDS
		International Development Association
8,900,000	g	2.750%, 04/24/23	8,768,948	0.5
		KFW
38,400,000		2.750%, 10/01/20	38,261,016	2.1
		Kommunalbanken AS.
17,200,000	g	2.500%, 04/17/20	17,090,926	0.9
		Other	100,063,647	5.3
			164,184,537	8.8
MORTGAGE BACKED			1,279,117	0.1
MUNICIPAL BONDS			4,983,000	0.3
U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
26,364,940	k	0.125%, 04/15/20	26,023,020	1.4
39,341,360	k	0.125%, 04/15/21	38,536,860	2.1

44	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Short-Term Bond Fund  ■  September 30, 2018

Principal		Issuer	Value	% of net assets
U.S. TREASURY SECURITIES—continued
		United States Treasury Note
$14,000,000		1.250%, 08/31/19	$13,826,094	0.7%
56,193,000		0.875%, 09/15/19	55,264,498	3.0
15,120,000		1.375%, 09/30/19	14,929,819	0.8
37,000,000		2.250%, 02/29/20	36,745,625	2.0
20,750,000		2.250%, 03/31/20	20,594,375	1.1
125,000,000		2.375%, 04/30/20	124,223,632	6.7
27,100,000		2.500%, 05/31/20	26,971,910	1.4
97,650,000		2.625%, 08/31/20	97,302,885	5.2
117,950,000		2.750%, 09/15/21	117,507,688	6.3
		Other	17,688,702	1.0
			589,615,108	31.7
		TOTAL GOVERNMENT BONDS (Cost $871,020,255)	861,868,637	46.4
STRUCTURED ASSETS
ASSET BACKED
		Domino’s Pizza Master Issuer LLC
		Series 2017-1A (Class A2II)
14,850,000	g	3.082%, 07/25/47	14,342,724	0.8
		Hilton Grand Vacations Trust
		Series 2018-AA (Class A)
11,400,000	g	3.540%, 02/25/32	11,394,798	0.6
		TES LLC
		Series 2017-1A (Class A)
12,334,838	g	4.330%, 10/20/47	12,047,013	0.6
		Other	49,767,110	2.7
			87,551,645	4.7
OTHER MORTGAGE BACKED
		20 TSQ GroundCo LLC
		Series 2018-20TS (Class D)
10,000,000	g,i	3.203%, 05/15/35	9,481,727	0.5
		Chase Mortgage Trust
		Series 2016-2 (Class M2)
8,876,721	g,i	3.750%, 12/25/45	8,686,289	0.5
		Connecticut Avenue Securities
		Series 2017-C03 (Class 1M1)
9,797,497	i	3.166%, 10/25/29, LIBOR 1 M + 0.950%	9,857,825	0.5
		Series 2018-C01 (Class 1M1)
23,719,378	i	2.816%, 07/25/30, LIBOR 1 M + 0.600%	23,751,428	1.3
28,934,265	i	2.165%–4.866%, 05/25/24–12/25/30,
		LIBOR 1 M + 1.300%-LIBOR 1 M + 2.650%	29,225,145	1.6
		Credit Suisse Commercial Mortgage Trust
		Series 2007-C2 (Class C)
12,000,000	g,i	5.897%, 01/15/49	15,424,878	0.8
		JP Morgan Mortgage Trust
		Series 2018-9 (Class A15)
18,000,000	g,i	4.000%, 04/25/23	18,081,306	1.0
		Series 2017-1 (Class A3)
10,409,731	g,i	3.500%, 01/25/47	10,234,389	0.5
		Series 2017-3 (Class 1A5)
10,365,331	g,i	3.500%, 08/25/47	10,205,249	0.5
		Series 2017-4 (Class A6)
12,668,309	g,i	3.000%, 11/25/48	12,385,742	0.7
		Series 2018-8 (Class A15)
11,873,927	g,i	4.000%, 01/25/49	11,942,998	0.6
Principal		Issuer	Value	% of net assets
OTHER MORTGAGE BACKED—continued
		Sequoia Mortgage Trust
		Series 0-2 (Class A4)
$16,632,418	g,i	3.500%, 02/25/48	$16,435,423	0.9%
		Series 2016-1 (Class A10)
12,163,743	g,i	3.500%, 06/25/46	11,983,185	0.6
		Series 2017-2 (Class A5)
10,755,152	g,i	3.000%, 02/25/47	10,423,151	0.6
		Series 2017-3 (Class A4)
12,254,941	g,i	3.500%, 04/25/47	12,123,887	0.7
		Series 2017-6 (Class A4)
13,736,479	g,i	3.500%, 09/25/47	13,607,402	0.7
		Series 2017-CH2 (Class A10)
12,193,828	g,i	4.000%, 12/25/47	12,264,995	0.7
20,491,444	g,i	3.000%–3.500%, 02/25/47–08/25/47	20,106,264	1.1
		Station Place Agency Securitization Trust
		Series 2017-LD1 (Class B)
13,700,000	g,i	2.872%, 11/25/50, LIBOR 1 M + 1.000%	13,667,146	0.7
		Structured Agency Credit Risk Debt Note (STACR)
		Series 2017-DNA1 (Class M1)
9,414,287	i	3.416%, 07/25/29, LIBOR 1 M + 1.200%	9,496,453	0.5
		Series 2017-DNA2 (Class M1)
18,320,158	i	3.416%, 10/25/29, LIBOR 1 M + 1.200%	18,523,114	1.0
		Series 2017-DNA3 (Class M1)
17,755,701	i	2.966%, 03/25/30, LIBOR 1 M + 0.750%	17,824,412	1.0
		Other	124,697,559	6.7
			440,429,967	23.7
		TOTAL STRUCTURED ASSETS (Cost $533,696,142)	527,981,612	28.4
		TOTAL BONDS (Cost $1,878,073,464)	1,856,993,454	99.9
SHORT-TERM INVESTMENTS
TREASURY DEBT
		United States Treasury Bill
21,425,000		1.976%, 10/11/18	21,412,822	1.1
		Other	5,249,111	0.3
			26,661,933	1.4
		TOTAL SHORT-TERM INVESTMENTS (Cost $26,662,406)	26,661,933	1.4
		TOTAL PORTFOLIO (Cost $1,955,320,404)	1,934,145,299	104.0
		OTHER ASSETS & LIABILITIES, NET	(75,495,811)	(4.0)
		NET ASSETS	$1,858,649,488	100.0%

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	45

Summary portfolio of investments (unaudited)	concluded

Short-Term Bond Fund  ■  September 30, 2018

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/18, the aggregate value of these securities, including those in “Other,” was $608,154,923 or 32.7% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of September 30, 2018 were as follows (see Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US 10 Year Note (CBT)	(241)	12/19/18	$(28,902,449)	$(28,626,281)	$276,168
US 5 Year Note (CBT)	(510)	12/31/18	(57,736,298)	(57,363,047)	373,251
Total	(751)		$(86,638,747)	$(85,989,328)	$649,419

46	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Short-Term Bond Index Fund  ■  September 30, 2018

Principal	Issuer	Value	% of net assets
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS		$297,681	0.1%
BANKS
	HSBC Holdings plc
$1,000,000	2.950%, 05/25/21	986,376	0.3
	JPMorgan Chase & Co
1,000,000	2.400%, 06/07/21	974,895	0.2
	Other	27,317,729	6.4
		29,279,000	6.9
CAPITAL GOODS		4,475,994	1.0
COMMERCIAL & PROFESSIONAL SERVICES		1,022,408	0.2
CONSUMER DURABLES & APPAREL		196,342	0.0
CONSUMER SERVICES		598,738	0.1
DIVERSIFIED FINANCIALS
	Goldman Sachs Group, Inc
1,200,000	2.300%, 12/13/19	1,189,441	0.3
	Other	17,545,258	4.1
		18,734,699	4.4
ENERGY
	Petroleos Mexicanos
1,000,000	6.375%, 02/04/21	1,048,510	0.3
	Other	6,586,914	1.5
		7,635,424	1.8
FOOD & STAPLES RETAILING		1,576,218	0.4
FOOD, BEVERAGE & TOBACCO		5,517,165	1.3
HEALTH CARE EQUIPMENT & SERVICES		2,739,994	0.6
HOUSEHOLD & PERSONAL PRODUCTS		296,733	0.1
INSURANCE		2,362,150	0.6
MATERIALS		2,359,392	0.6
MEDIA		2,688,016	0.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		5,611,202	1.3
REAL ESTATE		1,407,152	0.3
RETAILING		2,378,748	0.6
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		592,215	0.1
SOFTWARE & SERVICES		3,029,456	0.7
TECHNOLOGY HARDWARE & EQUIPMENT		4,511,363	1.1
TELECOMMUNICATION SERVICES		2,327,427	0.5
TRANSPORTATION		2,167,587	0.5
UTILITIES		4,697,425	1.1
	TOTAL CORPORATE BONDS (Cost $107,680,465)	106,502,529	24.9
Principal	Issuer	Value	% of net assets
GOVERNMENT BONDS
AGENCY SECURITIES
	Federal Farm Credit Bank (FFCB)
$1,000,000	2.375%, 03/27/20	$993,939	0.2%
	Federal Home Loan Bank (FHLB)
2,400,000	1.875%, 03/13/20	2,367,936	0.6
3,000,000	2.625%, 05/28/20	2,991,435	0.7
	Federal Home Loan Mortgage Corp (FHLMC)
1,500,000	1.875%, 11/17/20	1,469,972	0.4
	Federal National Mortgage Association (FNMA)
1,050,000	0.875%, 08/02/19	1,035,265	0.2
3,500,000	1.750%, 11/26/19	3,463,015	0.8
	Other	3,419,092	0.8
		15,740,654	3.7
FOREIGN GOVERNMENT BONDS
	Asian Development Bank
1,500,000	1.375%, 03/23/20	1,468,103	0.3
	European Investment Bank
1,200,000	1.625%, 08/14/20	1,171,932	0.3
2,000,000	2.875%, 09/15/20	1,997,320	0.5
2,000,000	2.375%, 05/13/21	1,969,754	0.5
	Inter-American Development Bank
1,636,000	1.375%, 07/15/20	1,593,122	0.4
	International Bank for Reconstruction & Development
1,200,000	1.875%, 04/21/20	1,182,145	0.3
	KFW
1,000,000	1.000%, 07/15/19	987,199	0.2
1,400,000	4.000%, 01/27/20	1,420,850	0.3
1,500,000	1.875%, 06/30/20	1,473,779	0.3
2,000,000	2.625%, 04/12/21	1,982,447	0.5
	Province of Ontario Canada
1,200,000	4.400%, 04/14/20	1,225,265	0.3
	Other	14,175,484	3.3
		30,647,400	7.2
MUNICIPAL BONDS		347,806	0.1
U.S. TREASURY SECURITIES
	United States Treasury Note
13,000,000	1.875%, 12/31/19	12,866,953	3.0
6,700,000	1.375%, 01/15/20	6,586,152	1.5
4,500,000	2.000%, 01/31/20	4,457,461	1.0
9,000,000	2.250%, 02/29/20	8,938,125	2.1
15,000,000	1.625%, 03/15/20	14,760,938	3.5
9,500,000	2.250%, 03/31/20	9,428,750	2.2
3,500,000	1.500%, 04/15/20	3,433,418	0.8
11,750,000	2.375%, 04/30/20	11,677,021	2.7
4,400,000	1.500%, 05/15/20	4,310,969	1.0
14,500,000	2.500%, 05/31/20	14,431,465	3.4
7,000,000	2.500%, 06/30/20	6,964,453	1.6
7,700,000	1.500%, 07/15/20	7,525,246	1.8
2,200,000	2.625%, 07/31/20	2,192,867	0.5
9,200,000	1.500%, 08/15/20	8,981,859	2.1
17,000,000	2.625%, 08/31/20	16,939,570	4.0
5,750,000	1.375%, 09/15/20	5,593,223	1.3
14,000,000	2.750%, 09/30/20	13,981,940	3.3
7,450,000	1.625%, 10/15/20	7,272,772	1.7
8,500,000	1.750%, 11/15/20	8,310,410	1.9
6,250,000	1.875%, 12/15/20	6,121,826	1.4
9,900,000	2.000%, 01/15/21	9,713,215	2.3

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	47

Summary portfolio of investments (unaudited)	concluded

Short-Term Bond Index Fund  ■  September 30, 2018

Principal	Issuer	Value	% of net assets
U.S. TREASURY SECURITIES—continued
$15,500,000	2.250%, 02/15/21	$15,284,453	3.6%
7,000,000	2.375%, 03/15/21	6,920,977	1.6
5,150,000	2.375%, 04/15/21	5,088,441	1.2
11,600,000	2.625%, 05/15/21	11,528,406	2.7
10,250,000	2.625%, 06/15/21	10,183,535	2.4
17,750,000	2.625%, 07/15/21	17,630,049	4.1
12,250,000	2.750%, 08/15/21	12,205,020	2.9
7,500,000	2.750%, 09/15/21	7,471,875	1.7
		270,801,389	63.3
	TOTAL GOVERNMENT BONDS (Cost $320,779,085)	317,537,249	74.3
	TOTAL BONDS (Cost $428,459,550)	424,039,778	99.2
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		550,000	0.1
		550,000	0.1
	TOTAL SHORT-TERM INVESTMENTS (Cost $550,000)	550,000	0.1
	TOTAL PORTFOLIO (Cost $429,009,550)	424,589,778	99.3
	OTHER ASSETS & LIABILITIES, NET	2,987,212	0.7
	NET ASSETS	$427,576,990	100.0%

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 9/30/18, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $1,303,150 or 0.3% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

48	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Social Choice Bond Fund  ■  September 30, 2018

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
CAPITAL GOODS			$943,911	0.0%
CONSUMER DURABLES & APPAREL			448,581	0.0
ENERGY			5,376,016	0.2
MATERIALS			3,211,179	0.1
MEDIA			4,986,839	0.2
TECHNOLOGY HARDWARE & EQUIPMENT			4,285,711	0.2
UTILITIES			5,977,380	0.3
		TOTAL BANK LOAN OBLIGATIONS (Cost $25,395,561)	25,229,617	1.0
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS			5,321,825	0.2
BANKS
		BB&T Corp
$10,000,000		3.700%, 06/05/25	9,960,284	0.4
		Canadian Imperial Bank of Commerce
10,000,000	i	2.994%, 09/13/23, LIBOR 3 M + 0.660%	10,013,600	0.4
		KeyCorp
10,000,000		4.100%, 04/30/28	9,942,400	0.4
		M&T Bank Corp
10,000,000	i	3.015%, 07/26/23, LIBOR 3 M + 0.680%	10,067,737	0.4
		Manufacturers & Traders Trust Co
8,280,000	i	2.605%, 01/25/21, LIBOR 3 M + 0.270%	8,281,002	0.3
		People’s United Bank
10,310,000		4.000%, 07/15/24	10,182,776	0.4
		Regions Bank
10,000,000	i	2.776%, 04/01/21, LIBOR 3 M + 0.380%	10,001,708	0.4
		SVB Financial Group
10,712,000		3.500%, 01/29/25	10,352,868	0.4
		US Bank NA
10,000,000	i	2.602%, 05/21/21, LIBOR 3 M + 0.290%	10,015,933	0.4
		Other	151,268,519	5.8
			240,086,827	9.3
CAPITAL GOODS			27,443,552	1.1
COMMERCIAL & PROFESSIONAL SERVICES			2,147,185	0.1
CONSUMER DURABLES & APPAREL			4,839,417	0.2
CONSUMER SERVICES			15,446,585	0.6
DIVERSIFIED FINANCIALS
		American Express Co
10,000,000	i	3.098%, 08/03/23, LIBOR 3 M + 0.750%	10,004,343	0.4
		Unilever Capital Corp
15,750,000		2.000%, 07/28/26	13,920,347	0.5
		Other	63,607,596	2.5
			87,532,286	3.4
Principal		Issuer	Value	% of net assets
ENERGY
		EQT Corp
$10,000,000	i	2.103%, 10/01/20, LIBOR 3 M + 0.770%	$9,996,295	0.4%
		Other	63,259,403	2.5
			73,255,698	2.9
HEALTH CARE EQUIPMENT & SERVICES
		Halfmoon Parent, Inc
10,000,000	g,i	3.224%, 07/15/23, LIBOR 3 M + 0.890%	10,000,460	0.4
9,150,000	g	4.800%, 08/15/38	9,135,711	0.3
		Other	17,200,843	0.7
			36,337,014	1.4
INSURANCE			21,929,078	0.9
MATERIALS			44,353,621	1.7
MEDIA			17,650,366	0.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			40,675,190	1.6
REAL ESTATE
		Regency Centers LP
8,407,000		3.750%, 06/15/24	8,211,418	0.3
		Other	31,666,232	1.2
			39,877,650	1.5
RETAILING			5,916,078	0.2
TECHNOLOGY HARDWARE & EQUIPMENT			8,431,955	0.3
TELECOMMUNICATION SERVICES
		Verizon Communications, Inc
11,000,000	i	3.414%, 05/15/25, LIBOR 3 M + 1.100%	11,095,416	0.4
		Other	20,916,615	0.8
			32,012,031	1.2
TRANSPORTATION
		Union Pacific Railroad Co
11,159,506		2.695%, 05/12/27	10,329,405	0.4
		Other	68,426,842	2.7
			78,756,247	3.1
UTILITIES
		Avista Corp
10,025,000		4.350%, 06/01/48	10,004,022	0.4
		Southern Power Co
10,065,000		4.150%, 12/01/25	9,909,803	0.4
		Topaz Solar Farms LLC
8,278,130	g	4.875%, 09/30/39	8,083,847	0.3
		WGL Holdings, Inc
10,000,000	i	2.717%, 11/29/19, LIBOR 3 M + 0.400%	10,002,627	0.4
		Other	135,737,497	5.2
			173,737,796	6.7
		TOTAL CORPORATE BONDS (Cost $974,112,048)	955,750,401	37.1

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	49

Summary portfolio of investments (unaudited)	continued

Social Choice Bond Fund  ■  September 30, 2018

				% of net
Principal		Issuer	Value	assets
GOVERNMENT BONDS
AGENCY SECURITIES
		Abay Leasing LLC
$12,168,750		2.654%, 11/09/26	$11,871,863	0.5%
		NCUA Guaranteed Notes
13,360,000	†	3.000%, 06/12/19	13,398,744	0.5
11,393,000	†	3.450%, 06/12/21	11,537,235	0.5
		Overseas Private Investment Corp (OPIC)
41,072,957	j	0.000%–4.140%, 11/13/18–06/15/35	40,694,954	1.6
		Ukraine Government AID Bonds
9,200,000		1.471%, 09/29/21	8,804,722	0.3
		Other	213,865,928	8.3
			300,173,446	11.7
FOREIGN GOVERNMENT BONDS
		Asian Development Bank
10,000,000		3.125%, 09/26/28	9,917,873	0.4
		North American Development Bank
10,570,000		2.300%, 10/10/18	10,570,666	0.4
		Other	127,744,169	5.0
			148,232,708	5.8
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
36,584,679		3.000%–5.000%, 03/01/27–08/01/48	36,413,954	1.4
		Federal National Mortgage Association (FNMA)
15,428,072		3.500%, 01/01/47	15,223,359	0.6
15,853,342		4.000%, 04/01/48	16,016,055	0.6
59,500,078		1.625%–6.000%, 01/21/20–08/01/48	59,253,217	2.3
		Government National Mortgage Association (GNMA)
9,047,541		3.500%, 01/20/48	9,003,312	0.3
		Other	29,633,604	1.2
			165,543,501	6.4
MUNICIPAL BONDS
		Chicago Housing Authority
10,000,000		4.361%, 01/01/38	9,776,400	0.4
		New York Transportation Development Corp
7,500,000		5.000%, 01/01/26	8,335,950	0.3
		State of California
10,000,000	i	2.889%, 04/01/47, LIBOR 1 M + 0.780%	10,058,300	0.4
		Other	267,863,532	10.4
			296,034,182	11.5
U.S. TREASURY SECURITIES
		United States Treasury Bond
19,740,000		2.875%, 11/15/46	18,557,142	0.7
34,695,000		3.000%, 05/15/47	33,399,359	1.3
51,520,000		3.125%, 05/15/48	50,809,588	2.0
		United States Treasury Note
18,935,000		2.750%, 08/31/23	18,770,798	0.7
21,000,000		2.500%, 01/31/25	20,398,711	0.8
9,765,000		2.750%, 02/28/25	9,625,391	0.4
18,205,000		2.875%, 04/30/25	18,064,907	0.7
17,040,000		2.750%, 06/30/25	16,771,087	0.6
24,250,000		2.750%, 08/31/25	23,853,096	0.9
61,910,000		2.875%, 08/15/28	60,971,676	2.4
		Other	20,584,598	0.8
			291,806,353	11.3
		TOTAL GOVERNMENT BONDS (Cost $1,223,185,179)	1,201,790,190	46.7
				% of net
Principal		Issuer	Value	assets
STRUCTURED ASSETS
ASSET BACKED
		HERO Funding Trust
		Series 2018-1A (Class A2)
$9,652,888	g	4.670%, 09/20/48	$9,862,474	0.4%
30,999,942	g	3.080%–4.070%, 09/21/40–09/20/48	30,498,184	1.2
		TES LLC
		Series 2017-1A (Class A)
9,867,870	g	4.330%, 10/20/47	9,637,610	0.3
		Other	81,708,927	3.2
			131,707,195	5.1
OTHER MORTGAGE BACKED
		CSMC Trust
		Series 2017-CALI (Class C)
10,000,000	g,i	3.904%, 11/10/32	9,760,224	0.4
		Federal National Mortgage Association (FNMA)
		Series 2018-M8 (Class A2)
10,000,000	i	3.436%, 06/25/28	9,759,798	0.4
		Natixis Commercial Mortgage Securities Trust
		Series 2018-850T (Class A)
10,000,000	g,i	2.942%, 07/15/33, LIBOR 1 M + 0.784%	9,938,097	0.4
		Other	175,705,789	6.8
			205,163,908	8.0
		TOTAL STRUCTURED ASSETS (Cost $344,078,318)	336,871,103	13.1
		TOTAL BONDS (Cost $2,541,375,545)	2,494,411,694	96.9

Shares		Company
PREFERRED STOCKS
BANKS			255,000	0.0
		TOTAL PREFERRED STOCKS (Cost $255,626)	255,000	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$40,700,000		2.000%, 10/01/18	40,700,000	1.6
			40,700,000	1.6
TREASURY DEBT
		United States Treasury Bill
10,280,000		1.930%, 10/04/18	10,278,259	0.4
			10,278,259	0.4
		TOTAL SHORT-TERM INVESTMENTS (Cost $50,978,347)	50,978,259	2.0
		TOTAL PORTFOLIO (Cost $2,618,005,079)	2,570,874,570	99.9
		OTHER ASSETS & LIABILITIES, NET	2,440,087	0.1
		NET ASSETS	$2,573,314,657	100.0%

50	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Social Choice Bond Fund  ■  September 30, 2018

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/18, the aggregate value of these securities, including those in “Other,” was $518,552,885 or 20.2% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	51

Summary portfolio of investments (unaudited)

Money Market Fund  ■  September 30, 2018

			% of net
Principal	Issuer	Value	assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Farm Credit Bank (FFCB)
$7,500,000	0.010%, 10/05/18	$7,498,367	0.8%
10,115,000	0.010%, 11/28/18	10,081,583	1.0
10,470,000	0.010%, 12/10/18	10,426,781	1.0
10,915,000	0.010%, 12/11/18	10,869,245	1.1
70,790,000	0.010%, 10/01/18–03/21/19	70,518,536	7.1
	Federal Home Loan Bank (FHLB)
9,200,000	0.010%, 10/01/18	9,200,000	0.9
8,300,000	0.010%, 10/12/18	8,295,021	0.8
9,875,000	0.010%, 10/19/18	9,865,195	1.0
6,965,000	0.010%, 10/23/18	6,956,555	0.7
8,700,000	0.010%, 10/24/18	8,688,866	0.9
8,100,000	0.010%, 10/29/18	8,087,400	0.8
9,106,000	0.010%, 10/30/18	9,091,374	0.9
7,800,000	0.010%, 11/02/18	7,785,608	0.8
15,900,000	0.010%, 11/07/18	15,866,353	1.6
8,000,000	0.010%, 11/09/18	7,982,325	0.8
8,000,000	0.010%, 11/14/18	7,980,023	0.8
11,405,000	0.010%, 11/16/18	11,374,774	1.1
7,000,000	0.010%, 11/21/18	6,979,458	0.7
7,175,000	0.010%, 11/27/18	7,151,575	0.7
8,356,000	0.010%, 12/03/18	8,324,903	0.8
8,015,000	0.010%, 12/04/18	7,984,865	0.8
9,200,000	0.010%, 12/05/18	9,165,007	0.9
13,300,000	0.010%, 12/07/18	13,247,301	1.3
12,290,000	0.010%, 12/14/18	12,236,033	1.2
9,225,000	0.010%, 12/17/18	9,182,956	0.9
9,840,000	0.010%, 12/21/18	9,792,510	1.0
104,357,000	0.010%, 10/02/18–03/08/19	104,049,484	10.4
	Federal Home Loan Mortgage Corp (FHLMC)
10,235,000	0.010%, 11/05/18	10,215,318	1.0
8,950,000	0.010%, 11/06/18	8,932,071	0.9
14,030,000	0.010%, 11/20/18	13,990,742	1.4
8,000,000	0.010%, 12/19/18	7,962,848	0.8
47,070,000	0.010%, 10/02/18–01/02/19	46,981,929	4.7
	Federal National Mortgage Association (FNMA)
9,000,000	0.010%, 10/03/18	8,999,026	0.9
10,085,000	0.010%, 10/16/18	10,076,829	1.0
11,140,000	0.010%, 10/17/18	11,130,197	1.1
69,678,000	0.010%–1.625%, 10/01/18–12/19/18	69,543,561	7.0
	Other	8,563,392	0.9
		605,078,011	60.5
TREASURY DEBT
	United States Treasury Bill
16,065,000	0.010%, 10/04/18	16,062,433	1.6
15,000,000	0.010%, 10/11/18	14,993,137	1.5
14,850,000	0.010%, 10/18/18	14,836,365	1.5
15,000,000	0.010%, 10/25/18	14,980,418	1.5
15,535,000	0.010%, 11/08/18	15,507,432	1.5
14,000,000	0.010%, 11/15/18	13,965,101	1.4
14,000,000	0.010%, 11/29/18	13,953,466	1.4
13,890,000	0.010%, 12/06/18	13,838,085	1.4
14,140,000	0.010%, 12/13/18	14,080,804	1.4
10,825,000	0.010%, 12/20/18	10,774,454	1.1
8,220,000	0.010%, 01/03/19	8,174,918	0.8
8,800,000	0.010%, 01/10/19	8,746,949	0.9
6,945,000	0.010%, 01/24/19	6,895,948	0.7
7,640,000	0.010%, 02/21/19	7,572,947	0.7
23,845,000	0.010%, 11/01/18–02/14/19	23,721,541	2.4
				% of net
Principal		Issuer	Value	assets
TREASURY DEBT—continued
		United States Treasury Note
$12,220,000		0.875%–1.500%, 10/15/18–01/31/19	$12,193,242	1.2%
			210,297,240	21.0
VARIABLE RATE SECURITIES
		Federal Agricultural Mortgage Corp (FAMC)
43,400,000	i	1.999%–2.330%, 11/01/18–02/26/20,
		LIBOR 1 M – 0.105%–EFFR + 0.150%	43,400,000	4.3
		Federal Farm Credit Bank (FFCB)
7,000,000	i	2.270%, 02/20/20, FRED – 2.980%	7,000,000	0.7
72,000,000	i	1.928%–2.380%, 11/14/18–08/17/20,
		LIBOR 1 M – 0.145%–FRED – 2.870%	71,992,758	7.2
		Federal Home Loan Bank (FHLB)
7,000,000	i	2.133%, 01/18/19, LIBOR 3 M – 0.200%	7,000,059	0.7
14,100,000	i	2.069%–2.172%, 02/22/19–07/12/19,
		LIBOR 1 M – 0.070%–LIBOR 1 M – 0.040%	14,100,126	1.4
		Federal Home Loan Mortgage Corp (FHLMC)
11,250,000	i	2.033%, 08/08/19, LIBOR 1 M – 0.100%	11,250,056	1.1
		United States Treasury Floating Rate Note
7,500,000	i	2.362%, 10/31/18, US Treasury Bill 3 M + 0.170%	7,501,499	0.8
		Other	20,804,820	2.1
			183,049,318	18.3
		TOTAL SHORT-TERM INVESTMENTS (Cost $998,424,569)	998,424,569	99.8
		TOTAL PORTFOLIO (Cost $998,424,569)	998,424,569	99.8
		OTHER ASSETS & LIABILITIES, NET	1,724,224	0.2
		NET ASSETS	$1,000,148,793	100.0%

Abbreviation(s):

EFFR	Effective Federal Funds Rate
FRED	Federal Bank Prime Loan Rate
LIBOR	London Interbank Offered Rate
M	Month

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

52	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

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TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	53

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds  ■  September 30, 2018

	Bond Fund	Bond Index Fund	Bond Plus Fund	5–15 Year Laddered Tax-Exempt Bond Fund	High-Yield Fund	Inflation-Linked Bond Fund	Short-Term Bond Fund	Short-Term Bond Index Fund	Social Choice Bond Fund	Money Market Fund
ASSETS
Portfolio investments, at value†	$5,507,324,241	$10,400,840,646	$4,155,169,303	$250,954,171	$4,064,166,159	$2,981,803,156	$1,934,145,299	$424,589,778	$2,570,874,570	$998,424,569
Affiliated investments, at value‡	—	—	—	—	15,957,015	—	—	—	—	—
Cash#§	153,223,704	21,483,263	4,362,991	12,068,792	270,465	8,973,995	898,844	78,298	3,094,976	7,292
Receivable from securities transactions	2,497,626	29,209,364	16,876,743	—	24,203,811	13,579,235	71,150	18,700,596	1,375,415	—
Receivable for delayed delivery securities	62,536,217	—	76,758,817	—	8,901,249	—	1,937,896	—	14,308,300	—
Receivable from Fund shares sold	3,778,612,046	4,062,130,794	2,411,447,162	14,991	294,801,845	1,073,968,901	756,274,447	346,767,773	11,280,134	1,787,241
Dividends and interest receivable	35,144,900	62,088,288	29,413,544	2,810,723	62,933,350	6,869,305	9,361,126	2,359,992	17,341,969	461,899
Due from affiliates	11,594	16,018	10,895	5,885	10,427	8,785	7,718	11,535	7,331	12,717
Swap premiums paid	1,196,234	—	—	—	—	—	—	—	—	—
Receivable for variation margin on open futures contracts	—	—	—	—	—	287,109	651,304	—	—	—
Unrealized appreciation on cross currency swap contracts	—	—	547,103	—	—	—	—	—	—	—
Unfunded loan commitment	594	—	—	—	3,008	—	—	—	—	—
Other	259,887	382,876	187,269	47,456	—	177,549	103,805	5,231	34,875	24,395
Total assets	9,540,807,043	14,576,151,249	6,694,773,827	265,902,018	4,471,247,329	4,085,668,035	2,703,451,589	792,513,203	2,618,317,570	1,000,718,113
LIABILITIES
Management fees payable	217,376	141,419	164,528	8,867	187,401	98,474	65,186	4,051	119,345	13,641
Service agreement fees payable	267,944	7,184	19,000	10	16,438	8,350	3,886	1,633	76,421	4,965
Distribution fees payable	20,752	7,579	53,458	53,216	72,986	22,373	24,371	523	37,767	63,998
Payable for securities transactions	67,224,556	116,356,243	29,726,450	—	4,887,500	14,037,474	—	22,092,783	19,926,817	—
Payable for delayed delivery securities	59,847,644	45,622,943	49,958,389	6,345,154	87,068,006	—	1,937,896	—	21,783,727	—
Payable for Fund shares redeemed	3,656,078,499	3,999,507,527	2,385,733,125	35,669	297,671,065	1,059,874,742	840,647,129	342,178,212	1,404,713	332,375
Payable for variation margin on open centrally cleared swap contracts	—	—	107,884	—	—	—	—	—	—	—
Payable for cross currency swaps premium received	—	—	83,602	—	—	—	—	—	—	—
Unrealized depreciation on swap contracts	153,436	—	—	—	—	—	—	—	—	—
Income distribution payable	9,942,285	9,301,991	8,225,878	44,279	3,037,275	—	1,874,677	613,969	1,473,481	7,328
Payable for trustee compensation	276,360	383,068	196,013	47,464	213,681	177,666	115,721	5,090	35,050	24,414
Accrued expenses and other payables	98,031	387,351	182,703	59,689	362,594	104,144	133,235	39,952	145,592	122,599
Total liabilities	3,794,126,883	4,171,715,305	2,474,451,030	6,594,348	393,516,946	1,074,323,223	844,802,101	364,936,213	45,002,913	569,320
NET ASSETS	$5,746,680,160	$10,404,435,944	$4,220,322,797	$259,307,670	$4,077,730,383	$3,011,344,812	$1,858,649,488	$427,576,990	$2,573,314,657	$1,000,148,793
NET ASSETS CONSIST OF:
Paid-in-capital	$5,934,999,230	$10,713,991,945	$4,382,826,557	$262,258,687	$4,216,112,363	$3,037,079,305	$1,885,411,272	$433,952,905	$2,633,512,274	$1,000,165,882
Undistributed net investment income (loss)	(3,170,965)	(517,315)	(3,205,033)	37,294	(308,594)	22,302,816	(935,314)	(59)	(343,622)	(16,450)
Accumulated net realized gain (loss) on total investments	(57,764,697)	(29,528,874)	(55,488,505)	534,731	(140,901,768)	(2,645,480)	(5,300,784)	(1,956,084)	(12,723,486)	(639)
Net unrealized appreciation (depreciation) on total investments	(127,383,408)	(279,509,812)	(103,810,222)	(3,523,042)	2,828,382	(45,391,829)	(20,525,686)	(4,419,772)	(47,130,509)	—
NET ASSETS	$5,746,680,160	$10,404,435,944	$4,220,322,797	$259,307,670	$4,077,730,383	$3,011,344,812	$1,858,649,488	$427,576,990	$2,573,314,657	$1,000,148,793
INSTITUTIONAL CLASS:
Net assets	$867,726,811	$6,153,728,452	$1,094,631,778	$1,183,001	$2,990,341,452	$1,601,256,507	$870,105,044	$41,790,753	$1,589,038,849	$534,820,823
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	86,813,022	590,357,903	108,683,818	115,959	309,604,502	143,826,613	85,376,882	4,265,437	159,114,963	534,817,354
Net asset value per share	$10.00	$10.42	$10.07	$10.20	$9.66	$11.13	$10.19	$9.80	$9.99	$1.00
ADVISOR CLASS:
Net assets	$912,134,405	$781,885	$28,399,227	$173,773	$9,893,288	$295,859	$438,745	$717,471	$383,992,602	$150,259
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	91,166,005	74,988	2,817,371	17,034	1,025,192	26,576	43,051	73,219	38,428,794	150,259
Net asset value per share	$10.01	$10.43	$10.08	$10.20	$9.65	$11.13	$10.19	$9.80	$9.99	$1.00
PREMIER CLASS:
Net assets	$13,976,982	$28,820,552	$10,333,579	$—	$33,958,842	$3,552,227	$7,116,384	$583,003	$32,792,617	$25,000,190
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,397,166	2,764,928	1,026,184	—	3,512,809	319,693	697,311	59,533	3,281,961	25,000,110
Net asset value per share	$10.00	$10.42	$10.07	$—	$9.67	$11.11	$10.21	$9.79	$9.99	$1.00
RETIREMENT CLASS:
Net assets	$205,928,112	$205,944,954	$447,912,750	$—	$414,710,168	$240,172,361	$111,375,301	$40,163,182	$400,582,727	$145,077,676
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	20,225,374	19,746,612	44,420,439	—	42,922,355	21,418,653	10,911,121	4,099,401	40,102,074	145,076,288
Net asset value per share	$10.18	$10.43	$10.08	$—	$9.66	$11.21	$10.21	$9.80	$9.99	$1.00
RETAIL CLASS:
Net assets	$92,415,601	$19,770,248	$253,454,875	$257,950,896	$338,055,466	$106,604,306	$113,945,144	$2,232,446	$166,907,862	$295,099,845
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	9,084,937	1,895,520	25,118,158	25,255,876	34,844,293	9,819,510	11,167,396	227,894	16,722,892	295,088,217
Net asset value per share	$10.17	$10.43	$10.09	$10.21	$9.70	$10.86	$10.20	$9.80	$9.98	$1.00
CLASS W:
Net assets	$3,654,498,249	$3,995,389,853	$2,385,590,588	$—	$290,771,167	$1,059,463,552	$755,668,870	$342,090,135	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	365,460,528	383,069,320	236,897,366	—	30,100,526	95,189,994	74,085,158	34,915,709	—	—
Net asset value per share	$10.00	$10.43	$10.07	$—	$9.66	$11.13	$10.20	$9.80	$—	$—
† Portfolio investments, cost	$5,634,542,944	$10,680,350,458	$4,258,631,101	$254,477,213	$4,068,386,685	$3,027,481,467	$1,955,320,404	$429,009,550	$2,618,005,079	$998,424,569
‡ Affiliated investments, cost	$—	$—	$—	$—	$8,911,115	$—	$—	$—	$—	$—
# includes cash collateral for open futures or open swap contracts of	$—	$—	$—	$—	$—	$262,500	$599,850	$—	$—	$—
§ Includes cash collateral for mortgage dollar rolls of	$17,350,000	$—	$9,600,000	$—	$—	$—	$—	$—	$2,927,560	$—

54	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	55

Statements of operations (unaudited)

TIAA-CREF Funds  ■  For the period ended September 30, 2018

	Bond Fund	Bond Index Fund	Bond Plus Fund	5–15 Year Laddered Tax-Exempt Bond Fund	High-Yield Fund	Inflation-Linked Bond Fund	Short-Term Bond Fund	Short-Term Bond Index Fund	Social Choice Bond Fund	Money Market Fund
INVESTMENT INCOME
Interest*	$88,497,242	$142,825,318	$75,449,543	$3,794,307	$120,962,187	$54,218,815	$24,163,454	$4,040,637	$37,973,213	$9,308,171
Dividends	2,327	—	9,312	—	1,768,837	—	—	—	7,969	—
Total income	88,499,569	142,825,318	75,458,855	3,794,307	122,731,024	54,218,815	24,163,454	4,040,637	37,981,182	9,308,171
EXPENSES
Management fees	7,300,788	5,095,057	5,907,457	374,814	6,844,059	3,583,040	2,195,467	136,644	3,970,256	498,328
Shareholder servicing – Institutional Class	2,271	5,303	1,865	64	3,633	2,480	1,041	549	8,202	289
Shareholder servicing – Advisor Class	261,603	248	6,551	28	3,846	181	112	413	106,670	12
Shareholder servicing – Premier Class	30	42	21	—	51	21	19	19	3,734	24
Shareholder servicing – Retirement Class	259,891	243,704	546,031	—	520,605	300,379	133,969	42,025	479,842	170,180
Shareholder servicing – Retail Class	22,984	8,550	101,441	39,888	53,949	41,790	41,470	1,473	22,283	181,344
Distribution fees – Premier Class	10,850	21,653	8,462	—	33,359	3,280	6,342	485	23,949	19,899
Distribution fees – Retail Class	118,747	25,567	324,322	328,879	590,485	136,062	149,824	2,651	210,446	375,660
Registration fees	129,570	75,336	72,212	46,553	88,769	62,487	78,548	54,797	78,750	80,601
Administrative service fees	80,730	124,896	75,342	29,084	74,647	65,520	55,443	45,506	61,306	49,726
Professional fees	46,866	70,892	46,638	24,804	47,171	34,223	35,956	31,611	33,692	26,698
Trustee fees and expenses	26,166	53,395	21,745	1,400	21,395	15,656	9,266	2,028	11,871	5,233
Other expenses	211,800	400,788	126,137	14,995	117,822	91,704	89,001	33,462	186,323	54,106
Total expenses	8,472,296	6,125,431	7,238,224	860,509	8,399,791	4,336,823	2,796,458	351,663	5,197,324	1,462,100
Less: Expenses reimbursed by the investment adviser	—	—	—	(48,980)	—	—	—	—	(9,322)	(156,732)
Fee waiver by investment adviser and TPIS	—	—	—	—	—	—	—	(207,108)	—	—
Net expenses	8,472,296	6,125,431	7,238,224	811,529	8,399,791	4,336,823	2,796,458	144,555	5,188,002	1,305,368
Net investment income (loss)	80,027,273	136,699,887	68,220,631	2,982,778	114,331,233	49,881,992	21,366,996	3,896,082	32,793,180	8,002,803
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	(23,203,184)	(16,464,833)	(17,608,252)	510,467	6,511,609	(1,952,392)	(4,770,992)	(1,221,161)	(3,119,580)	(136)
Futures contracts	—	—	—	—	—	(33,352)	2,191	—	—	—
Swap contracts	(1,911,421)	—	(270,305)	—	—	—	—	—	—	—
Foreign currency transactions	(570,410)	—	(2,157,196)	—	—	—	(136,182)	—	—	—
Net realized gain (loss) on total investments	(25,685,015)	(16,464,833)	(20,035,753)	510,467	6,511,609	(1,985,744)	(4,904,983)	(1,221,161)	(3,119,580)	(136)
Change in unrealized appreciation (depreciation) on:
Portfolio investments‡	(65,891,464)	(133,851,913)	(50,914,218)	(1,939,635)	27,651,418	(44,336,245)	(5,278,124)	(361,772)	(31,188,481)	—
Affiliated investments	—	—	—	—	3,550,757	—	—	—	—	—
Futures contracts	—	—	—	—	—	511,706	1,190,549	—	—	—
Swap contracts	(153,436)	—	515,301	—	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(12,197)	—	(4,751)	—	—	—	(2,341)	—	—	—
Unfunded loan commitment	594	—	(734)	—	3,008	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	(66,056,503)	(133,851,913)	(50,404,402)	(1,939,635)	31,205,183	(43,824,539)	(4,089,916)	(361,772)	(31,188,481)	—
Net realized and unrealized gain (loss) on total investments	(91,741,518)	(150,316,746)	(70,440,155)	(1,429,168)	37,716,792	(45,810,283)	(8,994,899)	(1,582,933)	(34,308,061)	(136)
Net increase (decrease) in net assets from operations	$(11,714,245)	$(13,616,859)	$(2,219,524)	$1,553,610	$152,048,025	$4,071,709	$12,372,097	$2,313,149	$(1,514,881)	$8,002,667
* Net of foreign withholding taxes of	$3,480	$5,586	$—	$—	$—	$—	$—	$747	$—	$—
‡ Includes net changes in unrealized foreign capital gains taxes of	$2,316	$—	$—	$—	$—	$—	$—	$—	$—	$—

56	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	57

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Bond Fund		Bond Index Fund		Bond Plus Fund		5–15 Year Laddered Tax-Exempt Bond Fund		High-Yield Fund		Inflation-Linked Bond Fund
		September 30, 2018	March 31, 2018	September 30, 2018	March 31, 2018	September 30, 2018	March 31, 2018	September 30, 2018	March 31, 2018	September 30, 2018	March 31, 2018	September 30, 2018	March 31, 2018
		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$80,027,273	$128,869,718	$136,699,887	$210,999,466	$68,220,631	$123,350,121	$2,982,778	$5,737,482	$114,331,233	$200,052,255	$49,881,992	$54,453,050
Net realized gain (loss) on total investments		(25,685,015)	(7,287,684)	(16,464,833)	(2,941,458)	(20,035,753)	(13,243,192)	510,467	860,126	6,511,609	(31,921,871)	(1,985,744)	617,257
Net change in unrealized appreciation (depreciation) on total investments		(66,056,503)	(53,347,902)	(133,851,913)	(154,274,347)	(50,404,402)	(40,110,726)	(1,939,635)	(424,399)	31,205,183	(73,858,788)	(43,824,539)	(48,913,348)
Net increase (decrease) in net assets from operations		(11,714,245)	68,234,132	(13,616,859)	53,783,661	(2,219,524)	69,996,203	1,553,610	6,173,209	152,048,025	94,271,596	4,071,709	6,156,959
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(69,494,958)	(118,973,270)	(133,848,692)	(206,392,668)	(56,437,234)	(102,039,899)	(15,076)	(44,321)	(88,854,917)	(140,358,469)	(39,701,058)	(47,137,362)
	Advisor Class	(5,763,772)	(61,002)	(4,507)	(77,448)	(433,890)	(296,615)	(1,460)	(2,365)	(183,396)	(338,084)	(4,054)	(5,955)
	Premier Class	(212,810)	(759,431)	(366,243)	(736,937)	(177,973)	(930,272)	—	—	(1,182,362)	(7,409,837)	(47,516)	(209,434)
	Retirement Class	(2,984,504)	(5,900,848)	(2,378,790)	(3,368,099)	(6,740,979)	(11,621,999)	—	—	(11,328,659)	(19,853,651)	(3,146,161)	(3,793,378)
	Retail Class	(1,341,952)	(2,529,396)	(240,812)	(460,182)	(3,902,726)	(7,641,370)	(2,940,486)	(5,688,986)	(12,779,542)	(32,153,348)	(1,397,575)	(1,898,878)
From realized gains:	Institutional Class	—	(2,324,125)	—	(3,036,453)	—	(1,868,865)	—	(187)	—	—	—	—
	Advisor Class	—	(1,915)	—	(252)	—	(8,144)	—	(12)	—	—	—	—
	Premier Class	—	(15,191)	—	(10,774)	—	(13,295)	—	—	—	—	—	—
	Retirement Class	—	(119,754)	—	(54,336)	—	(231,075)	—	—	—	—	—	—
	Retail Class	—	(52,767)	—	(7,538)	—	(147,856)	—	(34,259)	—	—	—	—
Total distributions		(79,797,996)	(130,737,699)	(136,839,044)	(214,144,687)	(67,692,802)	(124,799,390)	(2,957,022)	(5,770,130)	(114,328,876)	(200,113,389)	(44,296,364)	(53,045,007)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	747,320,471	1,116,877,120	1,473,842,118	3,388,731,688	341,064,564	940,334,285	201,954	187,575	822,429,333	983,448,702	431,848,048	947,547,969
	Advisor Class	942,812,349	5,321,986	503,488	755,683	8,123,604	25,932,685	75,045	—	5,358,498	11,388,354	59,971	105,268
	Premier Class	4,236,879	5,073,913	3,121,819	12,641,847	1,793,218	6,763,971	—	—	17,858,895	32,903,109	498,018	2,220,530
	Retirement Class	10,540,680	23,011,209	40,230,428	59,552,702	34,548,132	112,253,354	—	—	14,233,603	80,284,542	15,124,749	36,534,964
	Retail Class	4,913,696	23,763,171	1,429,447	4,891,405	7,705,700	28,460,220	7,250,300	17,519,516	40,201,129	176,573,016	2,484,012	36,716,708
Reinvestments of distributions:	Institutional Class	9,977,872	17,869,423	83,044,738	144,564,864	8,022,812	14,038,157	9,029	17,347	70,023,724	103,813,020	22,999,121	30,129,367
	Advisor Class	5,665,505	2,944	3,256	1,315	314,218	212,406	265	75	177,804	270,659	2,640	4,028
	Premier Class	211,108	774,328	366,121	747,492	177,973	943,567	—	—	1,177,164	7,408,446	47,516	208,303
	Retirement Class	2,984,357	6,020,195	2,376,679	3,422,335	6,740,959	11,853,033	—	—	11,328,345	19,852,425	3,146,161	3,793,378
	Retail Class	1,269,793	2,453,307	230,116	446,117	3,582,007	7,132,833	2,678,423	5,203,945	12,200,160	31,082,856	1,329,021	1,804,322
Transfers in connection with new class:	Institutional Class	(3,654,605,282)	—	(3,995,413,006)	—	(2,385,556,480)	—	—	—	(290,771,079)	—	(1,059,464,631)	—
	Class W†	3,654,605,282	—	3,995,413,006	—	2,385,556,480	—	—	—	290,771,079	—	1,059,464,631	—
Redemptions:	Institutional Class	(501,762,399)	(510,418,508)	(819,311,924)	(1,190,909,377)	(245,452,461)	(396,621,619)	(421,733)	(1,237,031)	(484,604,157)	(584,308,946)	(300,536,612)	(558,079,571)
	Advisor Class	(32,806,704)	(291,610)	(228)	(5,130,152)	(4,220,631)	(2,805,380)	(8)	(32)	(907,883)	(11,433,430)	(33,435)	(57,994)
	Premier Class	(15,725,966)	(7,622,657)	(7,877,637)	(9,106,133)	(13,514,658)	(27,446,282)	—	—	(116,476,561)	(51,053,584)	(7,756,232)	(2,778,339)
	Retirement Class	(17,438,837)	(37,101,164)	(13,701,643)	(19,435,596)	(12,960,858)	(24,864,926)	—	—	(33,761,905)	(31,940,489)	(6,274,400)	(40,348,647)
	Retail Class	(9,165,980)	(18,491,057)	(2,509,043)	(5,550,086)	(18,174,234)	(31,573,207)	(17,278,253)	(38,058,411)	(341,837,358)	(188,744,366)	(6,087,656)	(48,335,013)
Net increase (decrease) from shareholder transactions		1,153,032,824	627,242,600	761,747,735	2,385,624,104	117,750,345	664,613,097	(7,484,978)	(16,367,016)	17,400,791	579,544,314	156,850,922	409,465,273
Net increase (decrease) in net assets		1,061,520,583	564,739,033	611,291,832	2,225,263,078	47,838,019	609,809,910	(8,888,390)	(15,963,937)	55,119,940	473,702,521	116,626,267	362,577,225
NET ASSETS
Beginning of period		4,685,159,577	4,120,420,544	9,793,144,112	7,567,881,034	4,172,484,778	3,562,674,868	268,196,060	284,159,997	4,022,610,443	3,548,907,922	2,894,718,545	2,532,141,320
End of period		$5,746,680,160	$4,685,159,577	$10,404,435,944	$9,793,144,112	$4,220,322,797	$4,172,484,778	$259,307,670	$268,196,060	$4,077,730,383	$4,022,610,443	$3,011,344,812	$2,894,718,545
Undistributed net investment income (loss) included in net assets		$(3,170,965)	$(3,400,242)	$(517,315)	$(378,158)	$(3,205,033)	$(3,732,862)	$37,294	$11,538	$(308,594)	$(310,951)	$22,302,816	$16,717,188
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	74,198,831	107,754,235	140,640,659	314,167,567	33,650,207	90,107,112	19,698	18,014	85,604,876	100,111,806	38,351,311	82,988,705
	Advisor Class	93,360,591	513,363	48,046	69,678	802,273	2,490,305	7,302	—	557,397	1,159,988	5,340	9,163
	Premier Class	420,044	488,207	297,809	1,170,529	176,933	647,113	—	—	1,856,942	3,344,422	44,237	194,302
	Retirement Class	1,030,685	2,177,322	3,835,151	5,535,302	3,401,353	10,738,001	—	—	1,481,330	8,173,873	1,332,887	3,181,601
	Retail Class	478,944	2,252,401	136,224	452,348	758,701	2,721,175	706,133	1,684,188	4,167,810	17,896,804	226,758	3,290,978
Shares reinvested:	Institutional Class	991,527	1,725,060	7,919,043	13,412,048	791,807	1,346,868	881	1,672	7,297,571	10,590,999	2,056,811	2,663,958
	Advisor Class	563,740	286	311	123	30,989	20,493	26	7	18,527	27,625	236	356
	Premier Class	20,961	74,688	34,925	69,384	17,569	90,456	—	—	122,735	754,772	4,259	18,467
	Retirement Class	291,201	570,687	226,618	317,509	664,488	1,136,329	—	—	1,180,339	2,024,501	279,472	332,753
	Retail Class	124,021	232,797	21,939	41,350	352,776	683,086	261,106	500,990	1,267,628	3,155,526	121,959	163,435
Shares transferred in connection with new class:	Institutional Class	(365,460,528)	—	(383,069,320)	—	(236,897,366)	—	—	—	(30,100,526)	—	(95,189,994)	—
	Class W†	365,460,528	—	383,069,320	—	236,897,366	—	—	—	30,100,526	—	95,189,994	—
Shares redeemed:	Institutional Class	(49,828,142)	(49,413,100)	(78,249,673)	(110,286,516)	(24,119,845)	(38,240,412)	(41,225)	(118,945)	(50,580,623)	(59,850,411)	(26,673,419)	(48,762,910)
	Advisor Class	(3,264,047)	(28,336)	(22)	(474,219)	(415,834)	(270,779)	(1)	(3)	(94,739)	(1,167,564)	(2,972)	(5,132)
	Premier Class	(1,556,954)	(733,500)	(747,061)	(852,075)	(1,328,100)	(2,618,276)	—	—	(12,092,925)	(5,210,364)	(689,659)	(244,134)
	Retirement Class	(1,701,943)	(3,519,051)	(1,305,310)	(1,800,307)	(1,276,546)	(2,386,162)	—	—	(3,514,212)	(3,270,275)	(554,031)	(3,505,024)
	Retail Class	(894,837)	(1,755,064)	(239,163)	(513,430)	(1,790,292)	(3,025,383)	(1,683,649)	(3,658,476)	(35,519,871)	(19,144,001)	(554,169)	(4,322,191)
Net increase (decrease) from shareholder transactions		114,234,622	60,339,995	72,619,496	221,309,291	11,716,479	63,439,926	(729,729)	(1,572,553)	1,752,785	58,597,701	13,949,020	36,004,327
† Class W commenced operations on September 28, 2018.

58	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	59

Statements of changes in net assets	concluded

TIAA-CREF Funds  ■  For the period or year ended

		Short-Term Bond Fund		Short-Term Bond Index Fund		Social Choice Bond Fund		Money Market Fund
		September 30, 2018	March 31, 2018	September 30, 2018	March 31, 2018	September 30, 2018	March 31, 2018	September 30, 2018	March 31, 2018
		(unaudited)		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$21,366,996	$32,592,540	$3,896,082	$3,882,358	$32,793,180	$37,891,038	$8,002,803	$7,196,696
Net realized gain (loss) on total investments		(4,904,983)	707,972	(1,221,161)	(627,055)	(3,119,580)	(4,151,697)	(136)	(274)
Net change in unrealized appreciation (depreciation) on total investments		(4,089,916)	(13,773,649)	(361,772)	(3,577,182)	(31,188,481)	(11,558,693)	—	—
Net increase (decrease) in net assets from operations		12,372,097	19,526,863	2,313,149	(321,879)	(1,514,881)	22,180,648	8,002,667	7,196,422
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(18,837,468)	(28,585,529)	(3,567,795)	(3,631,318)	(20,822,137)	(21,938,647)	(4,599,012)	(4,234,464)
	Advisor Class	(4,278)	(3,364)	(5,349)	(4,550)	(4,549,945)	(4,443,016)	(1,109)	(1,032)
	Premier Class	(95,052)	(238,215)	(5,998)	(7,914)	(441,110)	(584,627)	(208,042)	(291,824)
	Retirement Class	(1,164,528)	(1,743,409)	(299,205)	(218,280)	(5,152,108)	(7,015,931)	(1,071,112)	(818,473)
	Retail Class	(1,259,602)	(2,126,888)	(17,671)	(20,313)	(2,232,294)	(3,182,791)	(2,123,502)	(1,850,901)
From realized gains:	Institutional Class	—	(771,274)	—	—	—	—	—	—
	Advisor Class	—	(106)	—	—	—	—	—	—
	Premier Class	—	(6,908)	—	—	—	—	—	—
	Retirement Class	—	(50,154)	—	—	—	—	—	—
	Retail Class	—	(71,062)	—	—	—	—	—	—
Total distributions		(21,360,928)	(33,596,909)	(3,896,018)	(3,882,375)	(33,197,594)	(37,165,012)	(8,002,777)	(7,196,694)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	369,785,903	450,927,902	74,698,745	192,598,918	515,752,445	673,795,518	250,868,193	331,993,033
	Advisor Class	151,474	198,188	303,346	390,600	189,961,684	169,835,789	50,000	—
	Premier Class	2,284,930	4,228,898	251,390	545,448	5,230,523	14,766,694	12,235,675	31,856,805
	Retirement Class	19,679,515	50,230,820	15,259,314	17,773,927	44,094,499	105,222,533	61,684,450	111,277,784
	Retail Class	3,871,492	17,527,366	626,311	663,858	54,619,538	94,464,700	61,071,686	135,617,137
Reinvestments of distributions:	Institutional Class	8,310,981	14,023,114	416,716	509,650	15,946,063	18,921,337	4,582,789	4,219,709
	Advisor Class	3,101	1,452	4,407	3,274	2,018,256	1,585,427	253	—
	Premier Class	95,052	245,117	3,712	4,764	410,095	574,885	208,041	291,821
	Retirement Class	1,164,528	1,793,546	299,117	218,225	5,136,948	7,003,309	1,070,940	818,291
	Retail Class	1,217,029	2,128,733	17,068	19,546	2,130,334	3,083,755	2,085,707	1,823,271
Transfers in connection with new class:	Institutional Class	(755,668,617)	—	(342,173,950)	—	—	—	—	—
	Class W†	755,668,617	—	342,173,950	—	—	—	—	—
Redemptions:	Institutional Class	(207,064,970)	(597,257,558)	(17,955,790)	(26,993,368)	(124,526,663)	(99,079,130)	(208,391,626)	(307,288,542)
	Advisor Class	(410)	(12,055)	(83,917)	(63,457)	(42,659,337)	(43,045,859)	—	—
	Premier Class	(6,917,786)	(7,639,976)	(312,356)	(260,793)	(2,438,058)	(2,361,411)	(31,991,724)	(19,644,334)
	Retirement Class	(9,518,232)	(57,674,964)	(2,009,666)	(1,632,267)	(7,648,978)	(8,773,379)	(43,864,538)	(95,673,867)
	Retail Class	(16,527,784)	(22,939,998)	(391,863)	(605,344)	(64,318,697)	(26,511,640)	(71,212,525)	(153,002,811)
Net increase (decrease) from shareholder transactions		166,534,823	(144,219,415)	71,126,534	183,172,981	593,708,652	909,482,528	38,397,321	42,288,297
Net increase (decrease) in net assets		157,545,992	(158,289,461)	69,543,665	178,968,727	558,996,177	894,498,164	38,397,211	42,288,025
NET ASSETS
Beginning of period		1,701,103,496	1,859,392,957	358,033,325	179,064,598	2,014,318,480	1,119,820,316	961,751,582	919,463,557
End of period		$1,858,649,488	$1,701,103,496	$427,576,990	$358,033,325	$2,573,314,657	$2,014,318,480	$1,000,148,793	$961,751,582
Undistributed net investment income (loss) included in net assets		$(935,314)	$(941,382)	$(59)	$(123)	$(343,622)	$60,792	$(16,450)	$(16,476)
CHANGE IN FUND SHARES Shares sold:	Institutional Class	36,214,228	43,663,168	7,612,309	19,384,614	51,302,391	65,719,925	250,868,193	331,993,033
	Advisor Class	14,843	19,259	30,908	39,284	18,881,874	16,518,983	50,000	—
	Premier Class	223,608	409,117	25,636	54,800	519,712	1,437,292	12,235,675	31,856,805
	Retirement Class	1,923,612	4,860,439	1,554,798	1,789,663	4,385,850	10,258,753	61,684,450	111,277,784
	Retail Class	378,670	1,698,727	63,812	66,934	5,439,338	9,210,805	61,071,686	135,617,137
Shares reinvested:	Institutional Class	813,772	1,358,421	42,459	51,410	1,587,497	1,843,786	4,582,789	4,219,709
	Advisor Class	304	141	449	331	200,870	154,497	253	—
	Premier Class	9,297	23,719	379	480	40,804	55,969	208,041	291,821
	Retirement Class	113,913	173,575	30,478	22,026	511,129	682,202	1,070,940	818,291
	Retail Class	119,099	206,077	1,739	1,970	212,149	300,629	2,085,707	1,823,271
Shares transferred in connection with new class:	Institutional Class	(74,085,158)	—	(34,915,709)	—	—	—	—	—
	Class W†	74,085,158	—	34,915,709	—	—	—	—	—
Shares redeemed:	Institutional Class	(20,281,309)	(57,756,965)	(1,829,354)	(2,718,598)	(12,395,160)	(9,659,092)	(208,391,626)	(307,288,542)
	Advisor Class	(40)	(1,172)	(8,531)	(6,416)	(4,243,694)	(4,211,308)	—	—
	Premier Class	(676,570)	(738,327)	(31,833)	(26,260)	(242,937)	(230,229)	(31,991,724)	(19,644,334)
	Retirement Class	(930,955)	(5,570,484)	(204,857)	(164,573)	(761,338)	(853,572)	(43,864,538)	(95,673,867)
	Retail Class	(1,617,243)	(2,222,184)	(39,932)	(60,759)	(6,390,269)	(2,584,754)	(71,212,525)	(153,002,811)
Net increase (decrease) from shareholder transactions		16,305,229	(13,876,489)	7,248,460	18,434,906	59,048,216	88,643,886	38,397,321	42,288,297
† Class W commenced operations on September 28, 2018.

60	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	61

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

BOND FUND
Institutional Class:	9/30/18	#	$10.18	$0.16		$(0.18)	$(0.02)	$(0.16)	$ —	$(0.16)	$10.00
	3/31/18		10.30	0.31		(0.12)	0.19	(0.30)	(0.01)	(0.31)	10.18
	3/31/17		10.45	0.29		(0.05)	0.24	(0.29)	(0.10)	(0.39)	10.30
	3/31/16		10.65	0.28		(0.07)	0.21	(0.28)	(0.13)	(0.41)	10.45
	3/31/15		10.40	0.24		0.33	0.57	(0.24)	(0.08)	(0.32)	10.65
	3/31/14		10.64	0.26		(0.16)	0.10	(0.26)	(0.08)	(0.34)	10.40
Advisor Class:	9/30/18	#	10.18	0.15		(0.17)	(0.02)	(0.15)	—	(0.15)	10.01
	3/31/18		10.30	0.30		(0.11)	0.19	(0.30)	(0.01)	(0.31)	10.18
	3/31/17		10.46	0.29		(0.06)	0.23	(0.29)	(0.10)	(0.39)	10.30
	3/31/16	‡	10.39	0.09		0.20	0.29	(0.09)	(0.13)	(0.22)	10.46
Premier Class:	9/30/18	#	10.18	0.15		(0.18)	(0.03)	(0.15)	—	(0.15)	10.00
	3/31/18		10.30	0.29		(0.11)	0.18	(0.29)	(0.01)	(0.30)	10.18
	3/31/17		10.46	0.27		(0.06)	0.21	(0.27)	(0.10)	(0.37)	10.30
	3/31/16		10.66	0.27		(0.07)	0.20	(0.27)	(0.13)	(0.40)	10.46
	3/31/15		10.41	0.23		0.33	0.56	(0.23)	(0.08)	(0.31)	10.66
	3/31/14		10.64	0.24		(0.15)	0.09	(0.24)	(0.08)	(0.32)	10.41
Retirement Class:	9/30/18	#	10.36	0.15		(0.18)	(0.03)	(0.15)	—	(0.15)	10.18
	3/31/18		10.49	0.28		(0.12)	0.16	(0.28)	(0.01)	(0.29)	10.36
	3/31/17		10.64	0.27		(0.05)	0.22	(0.27)	(0.10)	(0.37)	10.49
	3/31/16		10.84	0.26		(0.07)	0.19	(0.26)	(0.13)	(0.39)	10.64
	3/31/15		10.59	0.22		0.33	0.55	(0.22)	(0.08)	(0.30)	10.84
	3/31/14		10.83	0.23		(0.16)	0.07	(0.23)	(0.08)	(0.31)	10.59
Retail Class:	9/30/18	#	10.35	0.15		(0.18)	(0.03)	(0.15)	—	(0.15)	10.17
	3/31/18		10.48	0.28		(0.12)	0.16	(0.28)	(0.01)	(0.29)	10.35
	3/31/17		10.63	0.26		(0.05)	0.21	(0.26)	(0.10)	(0.36)	10.48
	3/31/16		10.83	0.26		(0.08)	0.18	(0.25)	(0.13)	(0.38)	10.63
	3/31/15		10.58	0.22		0.32	0.54	(0.21)	(0.08)	(0.29)	10.83
	3/31/14		10.81	0.23		(0.15)	0.08	(0.23)	(0.08)	(0.31)	10.58
Class W:	9/30/18	††	10.00	—		—	—	—	—	—	10.00

BOND INDEX FUND
Institutional Class:	9/30/18	#	10.58	0.14		(0.16)	(0.02)	(0.14)	—	(0.14)	10.42
	3/31/18		10.75	0.26		(0.17)	0.09	(0.26)	(0.00)	(0.26)	10.58
	3/31/17		10.98	0.25		(0.23)	0.02	(0.25)	—	(0.25)	10.75
	3/31/16		11.03	0.25		(0.03)	0.22	(0.25)	(0.02)	(0.27)	10.98
	3/31/15		10.67	0.24		0.37	0.61	(0.24)	(0.01)	(0.25)	11.03
	3/31/14		10.93	0.21		(0.25)	(0.04)	(0.21)	(0.01)	(0.22)	10.67
Advisor Class:	9/30/18	#	10.59	0.13		(0.16)	(0.03)	(0.13)	—	(0.13)	10.43
	3/31/18		10.76	0.25		(0.17)	0.08	(0.25)	(0.00)	(0.25)	10.59
	3/31/17		10.98	0.25		(0.22)	0.03	(0.25)	—	(0.25)	10.76
	3/31/16	‡	10.77	0.08		0.23	0.31	(0.08)	(0.02)	(0.10)	10.98
Premier Class:	9/30/18	#	10.58	0.13		(0.16)	(0.03)	(0.13)	—	(0.13)	10.42
	3/31/18		10.75	0.25		(0.17)	0.08	(0.25)	(0.00)	(0.25)	10.58
	3/31/17		10.98	0.23		(0.23)	0.00	(0.23)	—	(0.23)	10.75
	3/31/16		11.03	0.23		(0.03)	0.20	(0.23)	(0.02)	(0.25)	10.98
	3/31/15		10.67	0.22		0.37	0.59	(0.22)	(0.01)	(0.23)	11.03
	3/31/14		10.93	0.19		(0.25)	(0.06)	(0.19)	(0.01)	(0.20)	10.67
Retirement Class:	9/30/18	#	10.59	0.13		(0.16)	(0.03)	(0.13)	—	(0.13)	10.43
	3/31/18		10.75	0.24		(0.16)	0.08	(0.24)	(0.00)	(0.24)	10.59
	3/31/17		10.98	0.22		(0.23)	(0.01)	(0.22)	—	(0.22)	10.75
	3/31/16		11.04	0.22		(0.04)	0.18	(0.22)	(0.02)	(0.24)	10.98
	3/31/15		10.68	0.21		0.37	0.58	(0.21)	(0.01)	(0.22)	11.04
	3/31/14		10.93	0.18		(0.24)	(0.06)	(0.18)	(0.01)	(0.19)	10.68
Retail Class:	9/30/18	#	10.59	0.12		(0.16)	(0.04)	(0.12)	—	(0.12)	10.43
	3/31/18		10.75	0.23		(0.16)	0.07	(0.23)	(0.00)	(0.23)	10.59
	3/31/17		10.98	0.21		(0.23)	(0.02)	(0.21)	—	(0.21)	10.75
	3/31/16		11.04	0.21		(0.04)	0.17	(0.21)	(0.02)	(0.23)	10.98
	3/31/15		10.68	0.20		0.37	0.57	(0.20)	(0.01)	(0.21)	11.04
	3/31/14		10.93	0.17		(0.24)	(0.07)	(0.17)	(0.01)	(0.18)	10.68
Class W:	9/30/18	††	10.43	—		—	—	—	—	—	10.43

62	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

				Ratios and supplemental data
													Portfolio
	For the												turnover rate
	period			Net assets at	Ratios to average net assets						Portfolio		excluding
	or year			end of period	Gross		Net		Net investment		turnover		mortgage
	ended		Total return	(in thousands)	expenses		expenses		income (loss)		rate		dollar rolls

BOND FUND
Institutional Class:	9/30/18	#	(0.22)%[b]	$ 867,727	0.30%[c]		0.30%[c]		3.13%[c]		88%[b]		79%[b]
	3/31/18		1.83	4,343,864	0.30		0.30		2.95		155		130
	3/31/17		2.29	3,777,813	0.31		0.31		2.75		277		179
	3/31/16		2.05	2,729,221	0.31		0.31		2.72		309		166
	3/31/15		5.59	2,501,853	0.31		0.31		2.32		328		162
	3/31/14		0.96	1,882,776	0.32		0.32		2.46		307		156
Advisor Class:	9/30/18	#	(0.16)[b]	912,134	0.44	[c]	0.44	[c]	3.03	[c]	88	[b]	79	[b]
	3/31/18		1.74	5,148	0.38		0.38		2.95		155		130
	3/31/17		2.28	210	0.33		0.33		2.74		277		179
	3/31/16	‡	2.71 [b]	102	0.53	[c]	0.46	[c]	2.78	[c]	309		166
Premier Class:	9/30/18	#	(0.30)[b]	13,977	0.45	[c]	0.45	[c]	2.95	[c]	88	[b]	79	[b]
	3/31/18		1.67	25,584	0.45		0.45		2.79		155		130
	3/31/17		2.04	27,651	0.46		0.46		2.60		277		179
	3/31/16		1.89	30,009	0.46		0.46		2.59		309		166
	3/31/15		5.43	19,336	0.47		0.47		2.17		328		162
	3/31/14		0.90	17,715	0.47		0.47		2.30		307		156
Retirement Class:	9/30/18	#	(0.31)[b]	205,928	0.55	[c]	0.55	[c]	2.88	[c]	88	[b]	79	[b]
	3/31/18		1.49	213,497	0.55		0.55		2.69		155		130
	3/31/17		2.04	224,159	0.56		0.56		2.50		277		179
	3/31/16		1.80	234,458	0.56		0.56		2.45		309		166
	3/31/15		5.27	266,855	0.56		0.56		2.06		328		162
	3/31/14		0.73	350,208	0.57		0.57		2.21		307		156
Retail Class:	9/30/18	#	(0.34)[b]	92,416	0.60	[c]	0.60	[c]	2.83	[c]	88	[b]	79	[b]
	3/31/18		1.45	97,066	0.60		0.60		2.65		155		130
	3/31/17		1.99	90,587	0.61		0.61		2.45		277		179
	3/31/16		1.75	79,566	0.62		0.62		2.41		309		166
	3/31/15		5.21	78,781	0.62		0.62		2.01		328		162
	3/31/14		0.75	74,396	0.63		0.63		2.13		307		156
Class W:	9/30/18	††	—	3,654,498	—		—		—		88	[b]	79	[b]

BOND INDEX FUND
Institutional Class:	9/30/18	#	(0.08)[b]	6,153,728	0.11	[c]	0.11	[c]	2.69	[c]	10	[b]	10	[b]
	3/31/18		0.89	9,558,420	0.12		0.12		2.45		15		15
	3/31/17		0.15	7,372,654	0.12		0.12		2.27		14		14
	3/31/16		1.99	6,115,247	0.12		0.12		2.28		22		22
	3/31/15		5.73	5,727,975	0.12		0.12		2.18		20		20
	3/31/14		(0.39)	4,964,509	0.12		0.12		1.98		23		23
Advisor Class:	9/30/18	#	(0.24)[b]	782	0.26	[c]	0.26	[c]	2.44	[c]	10	[b]	10	[b]
	3/31/18		0.78	282	0.20		0.20		2.30		15		15
	3/31/17		0.22	4,636	0.18		0.18		2.36		14		14
	3/31/16	‡	2.84 [b]	102	0.34	[c]	0.27	[c]	2.23	[c]	22		22
Premier Class:	9/30/18	#	(0.25)[b]	28,821	0.26	[c]	0.26	[c]	2.53	[c]	10	[b]	10	[b]
	3/31/18		0.74	33,640	0.27		0.27		2.30		15		15
	3/31/17		0.00	30,001	0.27		0.27		2.10		14		14
	3/31/16		1.84	52,687	0.27		0.27		2.13		22		22
	3/31/15		5.58	48,961	0.27		0.27		2.04		20		20
	3/31/14		(0.54)	31,048	0.27		0.27		1.82		23		23
Retirement Class:	9/30/18	#	(0.30)[b]	205,945	0.36	[c]	0.36	[c]	2.44	[c]	10	[b]	10	[b]
	3/31/18		0.73	179,875	0.37		0.37		2.20		15		15
	3/31/17		(0.10)	139,123	0.37		0.37		2.02		14		14
	3/31/16		1.64	120,858	0.37		0.37		2.03		22		22
	3/31/15		5.47	96,643	0.37		0.37		1.93		20		20
	3/31/14		(0.55)	73,881	0.37		0.37		1.72		23		23
Retail Class:	9/30/18	#	(0.34)[b]	19,770	0.45	[c]	0.45	[c]	2.35	[c]	10	[b]	10	[b]
	3/31/18		0.66	20,927	0.44		0.44		2.12		15		15
	3/31/17		(0.18)	21,467	0.44		0.44		1.94		14		14
	3/31/16		1.55	21,540	0.46		0.46		1.94		22		22
	3/31/15		5.38	18,307	0.45		0.45		1.85		20		20
	3/31/14		(0.65)	14,058	0.49		0.48		1.61		23		23
Class W:	9/30/18	††	—	3,995,390	—		—		—		10	[b]	10	[b]

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	63

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

BOND PLUS FUND
Institutional Class:	9/30/18	#	$10.24	$0.17		$(0.17)	$0.00	$(0.17)	$ —	$(0.17)	$10.07
	3/31/18		10.36	0.33		(0.11)	0.22	(0.33)	(0.01)	(0.34)	10.24
	3/31/17		10.47	0.33		(0.02)	0.31	(0.32)	(0.10)	(0.42)	10.36
	3/31/16		10.75	0.32		(0.16)	0.16	(0.32)	(0.12)	(0.44)	10.47
	3/31/15		10.58	0.29		0.30	0.59	(0.29)	(0.13)	(0.42)	10.75
	3/31/14		10.78	0.28		(0.16)	0.12	(0.28)	(0.04)	(0.32)	10.58
Advisor Class:	9/30/18	#	10.25	0.17		(0.17)	0.00	(0.17)	—	(0.17)	10.08
	3/31/18		10.37	0.32		(0.11)	0.21	(0.32)	(0.01)	(0.33)	10.25
	3/31/17		10.48	0.30		0.01	0.31	(0.32)	(0.10)	(0.42)	10.37
	3/31/16	‡	10.45	0.10		0.15	0.25	(0.10)	(0.12)	(0.22)	10.48
Premier Class:	9/30/18	#	10.24	0.16		(0.17)	(0.01)	(0.16)	—	(0.16)	10.07
	3/31/18		10.36	0.32		(0.12)	0.20	(0.31)	(0.01)	(0.32)	10.24
	3/31/17		10.47	0.31		(0.01)	0.30	(0.31)	(0.10)	(0.41)	10.36
	3/31/16		10.75	0.30		(0.16)	0.14	(0.30)	(0.12)	(0.42)	10.47
	3/31/15		10.58	0.27		0.30	0.57	(0.27)	(0.13)	(0.40)	10.75
	3/31/14		10.78	0.27		(0.16)	0.11	(0.27)	(0.04)	(0.31)	10.58
Retirement Class:	9/30/18	#	10.26	0.16		(0.18)	(0.02)	(0.16)	—	(0.16)	10.08
	3/31/18		10.37	0.31		(0.11)	0.20	(0.30)	(0.01)	(0.31)	10.26
	3/31/17		10.49	0.30		(0.02)	0.28	(0.30)	(0.10)	(0.40)	10.37
	3/31/16		10.76	0.29		(0.15)	0.14	(0.29)	(0.12)	(0.41)	10.49
	3/31/15		10.59	0.26		0.30	0.56	(0.26)	(0.13)	(0.39)	10.76
	3/31/14		10.80	0.26		(0.17)	0.09	(0.26)	(0.04)	(0.30)	10.59
Retail Class:	9/30/18	#	10.26	0.15		(0.17)	(0.02)	(0.15)	—	(0.15)	10.09
	3/31/18		10.38	0.30		(0.11)	0.19	(0.30)	(0.01)	(0.31)	10.26
	3/31/17		10.49	0.30		(0.02)	0.28	(0.29)	(0.10)	(0.39)	10.38
	3/31/16		10.77	0.29		(0.17)	0.12	(0.28)	(0.12)	(0.40)	10.49
	3/31/15		10.60	0.26		0.29	0.55	(0.25)	(0.13)	(0.38)	10.77
	3/31/14		10.80	0.25		(0.16)	0.09	(0.25)	(0.04)	(0.29)	10.60
Class W:	9/30/18	††	10.07	—		—	—	—	—	—	10.07

5–15 YEAR LADDERED TAX-EXEMPT BOND FUND
Institutional Class:	9/30/18	#	10.26	0.13		(0.06)	0.07	(0.13)	—	(0.13)	10.20
	3/31/18		10.25	0.24		0.01	0.25	(0.24)	(0.00)[d]	(0.24)	10.26
	3/31/17		10.72	0.22		(0.29)	(0.07)	(0.23)	(0.17)	(0.40)	10.25
	3/31/16		10.82	0.22		0.06	0.28	(0.22)	(0.16)	(0.38)	10.72
	3/31/15		10.51	0.24		0.41	0.65	(0.23)	(0.11)	(0.34)	10.82
	3/31/14		11.08	0.25		(0.51)	(0.26)	(0.25)	(0.06)	(0.31)	10.51
Advisor Class:	9/30/18	#	10.26	0.13		(0.06)	0.07	(0.13)	—	(0.13)	10.20
	3/31/18		10.25	0.24		0.01	0.25	(0.24)	(0.00)[d]	(0.24)	10.26
	3/31/17		10.72	0.23		(0.30)	(0.07)	(0.23)	(0.17)	(0.40)	10.25
	3/31/16	‡	10.75	0.07		0.13	0.20	(0.07)	(0.16)	(0.23)	10.72
Retail Class:	9/30/18	#	10.27	0.12		(0.06)	0.06	(0.12)	—	(0.12)	10.21
	3/31/18		10.26	0.21		0.01	0.22	(0.21)	(0.00)[d]	(0.21)	10.27
	3/31/17		10.73	0.20		(0.30)	(0.10)	(0.20)	(0.17)	(0.37)	10.26
	3/31/16		10.84	0.19		0.05	0.24	(0.19)	(0.16)	(0.35)	10.73
	3/31/15		10.52	0.20		0.43	0.63	(0.20)	(0.11)	(0.31)	10.84
	3/31/14		11.10	0.22		(0.52)	(0.30)	(0.22)	(0.06)	(0.28)	10.52

64	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

				Ratios and supplemental data
													Portfolio
	For the												turnover rate
	period			Net assets at	Ratios to average net assets						Portfolio		excluding
	or year			end of period	Gross		Net		Net investment		turnover		mortgage
	ended		Total return	(in thousands)	expenses		expenses		income (loss)		rate		dollar rolls

BOND PLUS FUND
Institutional Class:	9/30/18	#	0.00%[b]	$1,094,632	0.30%[c]		0.30%[c]			3.36%[c]	49%[b]		43%[b]
	3/31/18		2.07	3,434,043	0.30		0.30		3.19		156		116
	3/31/17		3.02	2,921,905	0.31		0.31		3.12		246		154
	3/31/16		1.56	2,449,009	0.31		0.31		3.05		293		172
	3/31/15		5.66	2,522,232	0.32		0.32		2.71		285		133
	3/31/14		1.20	1,807,530	0.33		0.33		2.70		290		97
Advisor Class:	9/30/18	#	(0.03)[b]	28,399	0.35	[c]	0.35	[c]	3.31	[c]	49	[b]	43	[b]
	3/31/18		1.99	24,604	0.37		0.37		3.17		156		116
	3/31/17		2.98	1,658	0.40		0.40		2.98		246		154
	3/31/16	‡	2.46 [b]	102	0.53	[c]	0.46	[c]	3.06	[c]	293		172
Premier Class:	9/30/18	#	(0.08)[b]	10,334	0.45	[c]	0.45	[c]	3.17	[c]	49	[b]	43	[b]
	3/31/18		1.92	22,115	0.46		0.46		3.02		156		116
	3/31/17		2.87	41,849	0.46		0.46		2.97		246		154
	3/31/16		1.41	26,983	0.46		0.46		2.92		293		172
	3/31/15		5.60	17,022	0.47		0.47		2.57		285		133
	3/31/14		0.95	12,140	0.48		0.48		2.51		290		97
Retirement Class:	9/30/18	#	(0.22)[b]	447,913	0.55	[c]	0.55	[c]	3.11	[c]	49	[b]	43	[b]
	3/31/18		1.92	426,965	0.55		0.55		2.94		156		116
	3/31/17		2.67	333,416	0.56		0.56		2.87		246		154
	3/31/16		1.41	198,216	0.56		0.56		2.80		293		172
	3/31/15		5.39	200,632	0.57		0.57		2.46		285		133
	3/31/14		0.86	194,476	0.58		0.58		2.44		290		97
Retail Class:	9/30/18	#	(0.16)[b]	253,455	0.63	[c]	0.63	[c]	3.03	[c]	49	[b]	43	[b]
	3/31/18		1.75	264,757	0.62		0.62		2.87		156		116
	3/31/17		2.69	263,847	0.63		0.63		2.80		246		154
	3/31/16		1.25	264,536	0.63		0.63		2.73		293		172
	3/31/15		5.31	270,579	0.64		0.64		2.39		285		133
	3/31/14		0.86	262,239	0.67		0.67		2.34		290		97
Class W:	9/30/18	††	—	2,385,591	—		—		—		49	[b]	43	[b]

5–15 YEAR LADDERED TAX-EXEMPT BOND FUND
Institutional Class:	9/30/18	#	0.68 [b]	1,183	0.38	[c]	0.33	[c]	2.54	[c]	17	[b]	17	[b]
	3/31/18		2.48	1,401	0.38		0.35		2.31		29		29
	3/31/17		(0.63)	2,418	0.37		0.35		2.04		59		59
	3/31/16		2.60	49,799	0.36		0.35		2.03		110		110
	3/31/15		6.27	43,616	0.35		0.35		2.19		155		155
	3/31/14		(2.33)	9,626	0.35		0.35		2.33		155		155
Advisor Class:	9/30/18	#	0.65 [b]	174	0.42	[c]	0.38	[c]	2.51	[c]	17	[b]	17	[b]
	3/31/18		2.49	100	0.37		0.34		2.34		29		29
	3/31/17		(0.63)	99	0.38		0.36		2.15		59		59
	3/31/16	‡	1.85 [b]	101	0.58	[c]	0.50	[c]	2.00	[c]	110		110
Retail Class:	9/30/18	#	0.54 [b]	257,951	0.65	[c]	0.62	[c]	2.25	[c]	17	[b]	17	[b]
	3/31/18		2.20	266,695	0.65		0.62		2.06		29		29
	3/31/17		(0.90)	281,643	0.65		0.63		1.87		59		59
	3/31/16		2.22	296,355	0.63		0.63		1.75		110		110
	3/31/15		6.07	306,179	0.63		0.63		1.90		155		155
	3/31/14		(2.69)	327,779	0.63		0.63		2.06		155		155

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	65

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

HIGH-YIELD FUND
Institutional Class:	9/30/18	#	$ 9.56	$ 0.27		$ 0.10	$ 0.37	$(0.27)	$ —	$(0.27)	$ 9.66
	3/31/18		9.80	0.51		(0.24)	0.27	(0.51)	—	(0.51)	9.56
	3/31/17		9.02	0.56		0.78	1.34	(0.56)	—	(0.56)	9.80
	3/31/16		9.94	0.55		(0.92)	(0.37)	(0.55)	—	(0.55)	9.02
	3/31/15		10.38	0.55		(0.32)	0.23	(0.55)	(0.12)	(0.67)	9.94
	3/31/14		10.51	0.57		0.11	0.68	(0.57)	(0.24)	(0.81)	10.38
Advisor Class:	9/30/18	#	9.56	0.27		0.09	0.36	(0.27)	—	(0.27)	9.65
	3/31/18		9.80	0.49		(0.23)	0.26	(0.50)	—	(0.50)	9.56
	3/31/17		9.01	0.53		0.81	1.34	(0.55)	—	(0.55)	9.80
	3/31/16	‡	9.17	0.18		(0.16)	0.02	(0.18)	—	(0.18)	9.01
Premier Class:	9/30/18	#	9.57	0.27		0.10	0.37	(0.27)	—	(0.27)	9.67
	3/31/18		9.81	0.49		(0.24)	0.25	(0.49)	—	(0.49)	9.57
	3/31/17		9.02	0.54		0.79	1.33	(0.54)	—	(0.54)	9.81
	3/31/16		9.94	0.53		(0.91)	(0.38)	(0.54)	—	(0.54)	9.02
	3/31/15		10.39	0.54		(0.33)	0.21	(0.54)	(0.12)	(0.66)	9.94
	3/31/14		10.51	0.55		0.13	0.68	(0.56)	(0.24)	(0.80)	10.39
Retirement Class:	9/30/18	#	9.57	0.26		0.09	0.35	(0.26)	—	(0.26)	9.66
	3/31/18		9.81	0.48		(0.24)	0.24	(0.48)	—	(0.48)	9.57
	3/31/17		9.02	0.53		0.79	1.32	(0.53)	—	(0.53)	9.81
	3/31/16		9.94	0.52		(0.91)	(0.39)	(0.53)	—	(0.53)	9.02
	3/31/15		10.38	0.52		(0.31)	0.21	(0.53)	(0.12)	(0.65)	9.94
	3/31/14		10.51	0.54		0.11	0.65	(0.54)	(0.24)	(0.78)	10.38
Retail Class:	9/30/18	#	9.61	0.26		0.09	0.35	(0.26)	—	(0.26)	9.70
	3/31/18		9.85	0.48		(0.24)	0.24	(0.48)	—	(0.48)	9.61
	3/31/17		9.06	0.53		0.79	1.32	(0.53)	—	(0.53)	9.85
	3/31/16		9.98	0.52		(0.91)	(0.39)	(0.53)	—	(0.53)	9.06
	3/31/15		10.43	0.52		(0.32)	0.20	(0.53)	(0.12)	(0.65)	9.98
	3/31/14		10.56	0.54		0.11	0.65	(0.54)	(0.24)	(0.78)	10.43
Class W:	9/30/18	††	9.66	—		—	—	—	—	—	9.66

INFLATION-LINKED BOND FUND
Institutional Class:	9/30/18	#	11.28	0.19		(0.17)	0.02	(0.17)	—	(0.17)	11.13
	3/31/18		11.48	0.23		(0.20)	0.03	(0.23)	—	(0.23)	11.28
	3/31/17		11.53	0.27		(0.14)	0.13	(0.18)	—	(0.18)	11.48
	3/31/16		11.52	0.16		(0.11)	0.05	(0.04)	—	(0.04)	11.53
	3/31/15		11.41	0.02		0.31	0.33	(0.21)	(0.01)	(0.22)	11.52
	3/31/14		12.40	0.20		(1.01)	(0.81)	(0.17)	(0.01)	(0.18)	11.41
Advisor Class:	9/30/18	#	11.28	0.18		(0.17)	0.01	(0.16)	—	(0.16)	11.13
	3/31/18		11.48	0.21		(0.20)	0.01	(0.21)	—	(0.21)	11.28
	3/31/17		11.53	0.30		(0.18)	0.12	(0.17)	—	(0.17)	11.48
	3/31/16	‡	11.24	(0.04)		0.37	0.33	(0.04)	—	(0.04)	11.53
Premier Class:	9/30/18	#	11.25	0.20		(0.19)	0.01	(0.15)	—	(0.15)	11.11
	3/31/18		11.45	0.22		(0.21)	0.01	(0.21)	—	(0.21)	11.25
	3/31/17		11.50	0.25		(0.14)	0.11	(0.16)	—	(0.16)	11.45
	3/31/16		11.49	0.12		(0.09)	0.03	(0.02)	—	(0.02)	11.50
	3/31/15		11.39	0.01		0.30	0.31	(0.20)	(0.01)	(0.21)	11.49
	3/31/14		12.38	0.22		(1.05)	(0.83)	(0.15)	(0.01)	(0.16)	11.39
Retirement Class:	9/30/18	#	11.36	0.18		(0.18)	0.00	(0.15)	—	(0.15)	11.21
	3/31/18		11.56	0.21		(0.21)	0.00	(0.20)	—	(0.20)	11.36
	3/31/17		11.61	0.24		(0.14)	0.10	(0.15)	—	(0.15)	11.56
	3/31/16		11.60	0.14		(0.11)	0.03	(0.02)	—	(0.02)	11.61
	3/31/15		11.50	0.04		0.27	0.31	(0.20)	(0.01)	(0.21)	11.60
	3/31/14		12.50	0.18		(1.03)	(0.85)	(0.14)	(0.01)	(0.15)	11.50
Retail Class:	9/30/18	#	11.00	0.17		(0.17)	0.00	(0.14)	—	(0.14)	10.86
	3/31/18		11.20	0.19		(0.20)	(0.01)	(0.19)	—	(0.19)	11.00
	3/31/17		11.25	0.23		(0.14)	0.09	(0.14)	—	(0.14)	11.20
	3/31/16		11.24	0.14		(0.12)	0.02	(0.01)	—	(0.01)	11.25
	3/31/15		11.16	0.01		0.27	0.28	(0.19)	(0.01)	(0.20)	11.24
	3/31/14		12.13	0.18		(1.01)	(0.83)	(0.13)	(0.01)	(0.14)	11.16
Class W:	9/30/18	††	11.13	—		—	—	—	—	—	11.13

66	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

				Ratios and supplemental data

	For the
	period			Net assets at		Ratios to average net assets						Portfolio
	or year			end of period		Gross		Net		Net investment		turnover
	ended		Total return	(in thousands	)	expenses		expenses		income (loss	)	rate

HIGH-YIELD FUND
Institutional Class:	9/30/18	#	3.97%[b]	$2,990,341		0.35%[c]		0.35%[c]		5.70%[c]		25%[b]
	3/31/18		2.72	2,844,390		0.36		0.36		5.19		40
	3/31/17		15.24	2,417,175		0.36		0.36		5.81		52
	3/31/16		(3.84)	2,253,957		0.36		0.36		5.86		50
	3/31/15		2.33	2,154,591		0.36		0.36		5.41		71
	3/31/14		6.78	1,790,122		0.37		0.37		5.51		69
Advisor Class:	9/30/18	#	3.80 [b]	9,893		0.47	[c]	0.47	[c]	5.60	[c]	25	[b]
	3/31/18		2.62	5,199		0.46		0.46		5.03		40
	3/31/17		15.17	5,133		0.43		0.43		5.55		52
	3/31/16	‡	0.23 [b]	102		0.58	[c]	0.51	[c]	6.31	[c]	50
Premier Class:	9/30/18	#	3.88 [b]	33,959		0.51	[c]	0.51	[c]	5.32	[c]	25	[b]
	3/31/18		2.57	130,399		0.51		0.51		5.02		40
	3/31/17		15.06	144,573		0.51		0.51		5.64		52
	3/31/16		(3.87)	73,106		0.51		0.51		5.80		50
	3/31/15		2.08	33,545		0.51		0.51		5.26		71
	3/31/14		6.72	30,851		0.52		0.52		5.36		69
Retirement Class:	9/30/18	#	3.73 [b]	414,710		0.60	[c]	0.60	[c]	5.44	[c]	25	[b]
	3/31/18		2.47	418,842		0.61		0.61		4.93		40
	3/31/17		14.95	361,397		0.61		0.61		5.55		52
	3/31/16		(3.97)	248,713		0.61		0.61		5.61		50
	3/31/15		2.08	245,574		0.61		0.61		5.10		71
	3/31/14		6.51	402,054		0.62		0.62		5.26		69
Retail Class:	9/30/18	#	3.71 [b]	338,055		0.63	[c]	0.63	[c]	5.41	[c]	25	[b]
	3/31/18		2.47	623,780		0.62		0.62		4.91		40
	3/31/17		15.01	620,629		0.63		0.63		5.53		52
	3/31/16		(4.06)	441,569		0.63		0.63		5.55		50
	3/31/15		1.97	541,978		0.64		0.64		5.11		71
	3/31/14		6.48	600,237		0.65		0.65		5.23		69
Class W:	9/30/18	††	—	290,771		—		—		—		25	[b]

INFLATION-LINKED BOND FUND
Institutional Class:	9/30/18	#	0.17 [b]	1,601,257		0.26	[c]	0.26	[c]	3.37	[c]	15	[b]
	3/31/18		0.23	2,542,095		0.26		0.26		2.05		17
	3/31/17		1.12	2,163,413		0.26		0.26		2.31		28
	3/31/16		0.41	1,903,233		0.27		0.27		1.45		27
	3/31/15		2.92	1,713,985		0.26		0.26		0.16		17
	3/31/14		(6.55)	1,472,700		0.27		0.27		1.68		10
Advisor Class:	9/30/18	#	0.07 [b]	296		0.38	[c]	0.38	[c]	3.22	[c]	15	[b]
	3/31/18		0.12	270		0.42		0.41		1.88		17
	3/31/17		1.08	225		0.28		0.28		2.62		28
	3/31/16	‡	2.90 [b]	103		0.48	[c]	0.42	[c]	(1.16)[c]		27
Premier Class:	9/30/18	#	0.06 [b]	3,552		0.41	[c]	0.41	[c]	3.43	[c]	15	[b]
	3/31/18		0.08	10,811		0.41		0.41		1.90		17
	3/31/17		0.97	11,361		0.41		0.41		2.20		28
	3/31/16		0.31	10,486		0.42		0.42		1.10		27
	3/31/15		2.76	7,545		0.42		0.42		0.08		17
	3/31/14		(6.72)	7,433		0.42		0.42		1.90		10
Retirement Class:	9/30/18	#	(0.01)[b]	240,172		0.51	[c]	0.51	[c]	3.12	[c]	15	[b]
	3/31/18		(0.03)	231,263		0.51		0.51		1.81		17
	3/31/17		0.84	235,188		0.57		0.55		2.07		28
	3/31/16		0.22	217,000		0.52		0.52		1.20		27
	3/31/15		2.67	166,302		0.51		0.51		0.32		17
	3/31/14		(6.82)	190,395		0.52		0.52		1.54		10
Retail Class:	9/30/18	#	0.03 [b]	106,604		0.58	[c]	0.58	[c]	3.07	[c]	15	[b]
	3/31/18		(0.14)	110,279		0.59		0.59		1.70		17
	3/31/17		0.83	121,954		0.58		0.58		2.03		28
	3/31/16		0.18	125,137		0.58		0.58		1.27		27
	3/31/15		2.55	138,801		0.57		0.57		0.08		17
	3/31/14		(6.85)	150,162		0.59		0.59		1.55		10
Class W:	9/30/18	††	—	1,059,464		—		—		—		15	[b]

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	67

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

SHORT-TERM BOND FUND
Institutional Class:	9/30/18	#	$10.25	$0.13		$(0.07)	$ 0.06	$(0.12)	$ —	$(0.12)	$10.19
	3/31/18		10.34	0.20		(0.08)	0.12	(0.20)	(0.01)	(0.21)	10.25
	3/31/17		10.34	0.19		—	0.19	(0.19)	(0.00)[d]	(0.19)	10.34
	3/31/16		10.39	0.17		(0.05)	0.12	(0.17)	(0.00)[d]	(0.17)	10.34
	3/31/15		10.41	0.13		(0.01)	0.12	(0.13)	(0.01)	(0.14)	10.39
	3/31/14		10.52	0.15		(0.09)	0.06	(0.15)	(0.02)	(0.17)	10.41
Advisor Class:	9/30/18	#	10.24	0.12		(0.05)	0.07	(0.12)	—	(0.12)	10.19
	3/31/18		10.34	0.20		(0.09)	0.11	(0.20)	(0.01)	(0.21)	10.24
	3/31/17		10.33	0.19		0.01	0.20	(0.19)	(0.00)[d]	(0.19)	10.34
	3/31/16	‡	10.31	0.05		0.02	0.07	(0.05)	(0.00)[d]	(0.05)	10.33
Premier Class:	9/30/18	#	10.26	0.12		(0.05)	0.07	(0.12)	—	(0.12)	10.21
	3/31/18		10.35	0.18		(0.07)	0.11	(0.19)	(0.01)	(0.20)	10.26
	3/31/17		10.35	0.17		—	0.17	(0.17)	(0.00)[d]	(0.17)	10.35
	3/31/16		10.40	0.16		(0.05)	0.11	(0.16)	(0.00)[d]	(0.16)	10.35
	3/31/15		10.42	0.12		(0.01)	0.11	(0.12)	(0.01)	(0.13)	10.40
	3/31/14		10.53	0.13		(0.09)	0.04	(0.13)	(0.02)	(0.15)	10.42
Retirement Class:	9/30/18	#	10.26	0.11		(0.05)	0.06	(0.11)	—	(0.11)	10.21
	3/31/18		10.35	0.17		(0.07)	0.10	(0.18)	(0.01)	(0.19)	10.26
	3/31/17		10.35	0.16		—	0.16	(0.16)	(0.00)[d]	(0.16)	10.35
	3/31/16		10.40	0.15		(0.05)	0.10	(0.15)	(0.00)[d]	(0.15)	10.35
	3/31/15		10.42	0.11		(0.01)	0.10	(0.11)	(0.01)	(0.12)	10.40
	3/31/14		10.53	0.12		(0.09)	0.03	(0.12)	(0.02)	(0.14)	10.42
Retail Class:	9/30/18	#	10.26	0.11		(0.06)	0.05	(0.11)	—	(0.11)	10.20
	3/31/18		10.35	0.17		(0.08)	0.09	(0.17)	(0.01)	(0.18)	10.26
	3/31/17		10.34	0.16		0.01	0.17	(0.16)	(0.00)[d]	(0.16)	10.35
	3/31/16		10.40	0.14		(0.06)	0.08	(0.14)	(0.00)[d]	(0.14)	10.34
	3/31/15		10.42	0.10		(0.01)	0.09	(0.10)	(0.01)	(0.11)	10.40
	3/31/14		10.53	0.12		(0.09)	0.03	(0.12)	(0.02)	(0.14)	10.42
Class W:	9/30/18	††	10.20	—		—	—	—	—	—	10.20

SHORT-TERM BOND INDEX FUND
Institutional Class:	9/30/18	#	9.84	0.10		(0.04)	0.06	(0.10)	—	(0.10)	9.80
	3/31/18		9.97	0.14		(0.13)	0.01	(0.14)	—	(0.14)	9.84
	3/31/17		10.03	0.10		(0.06)	0.04	(0.10)	—	(0.10)	9.97
	3/31/16	^	10.00	0.05		0.03	0.08	(0.05)	(0.00)[d]	(0.05)	10.03
Advisor Class:	9/30/18	#	9.84	0.09		(0.04)	0.05	(0.09)	—	(0.09)	9.80
	3/31/18		9.97	0.13		(0.13)	0.00	(0.13)	—	(0.13)	9.84
	3/31/17		10.03	0.10		(0.06)	0.04	(0.10)	—	(0.10)	9.97
	3/31/16	‡	9.97	0.02		0.06	0.08	(0.02)	(0.00)[d]	(0.02)	10.03
Premier Class:	9/30/18	#	9.83	0.09		(0.04)	0.05	(0.09)	—	(0.09)	9.79
	3/31/18		9.97	0.13		(0.14)	(0.01)	(0.13)	—	(0.13)	9.83
	3/31/17		10.03	0.09		(0.06)	0.03	(0.09)	—	(0.09)	9.97
	3/31/16	^	10.00	0.04		0.03	0.07	(0.04)	(0.00)[d]	(0.04)	10.03
Retirement Class:	9/30/18	#	9.84	0.09		(0.04)	0.05	(0.09)	—	(0.09)	9.80
	3/31/18		9.97	0.12		(0.13)	(0.01)	(0.12)	—	(0.12)	9.84
	3/31/17		10.03	0.08		(0.06)	0.02	(0.08)	—	(0.08)	9.97
	3/31/16	^	10.00	0.04		0.03	0.07	(0.04)	(0.00)[d]	(0.04)	10.03
Retail Class:	9/30/18	#	9.84	0.08		(0.04)	0.04	(0.08)	—	(0.08)	9.80
	3/31/18		9.97	0.11		(0.13)	(0.02)	(0.11)	—	(0.11)	9.84
	3/31/17		10.03	0.07		(0.06)	0.01	(0.07)	—	(0.07)	9.97
	3/31/16	^	10.00	0.03		0.03	0.06	(0.03)	(0.00)[d]	(0.03)	10.03
Class W:	9/30/18	††	9.80	—		—	—	—	—	—	9.80

68	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

					Ratios and supplemental data

	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year				end of period		Gross		Net		Net investment		turnover
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate

SHORT-TERM BOND FUND
Institutional Class:	9/30/18	#	0.73%[b]		$ 870,105		0.28%[c]		0.28%[c]		2.43%[c]		59%[b]
	3/31/18		1.14		1,462,512		0.27		0.27		1.95		77
	3/31/17		1.84		1,606,917		0.27		0.27		1.81		103
	3/31/16		1.18		1,282,105		0.27		0.27		1.66		93
	3/31/15		1.18		1,170,805		0.27		0.27		1.28		114
	3/31/14		0.56		938,244		0.28		0.28		1.42		112
Advisor Class:	9/30/18	#	0.70	[b]	439		0.34	[c]	0.34	[c]	2.37	[c]	59	[b]
	3/31/18		1.02		286		0.29		0.29		1.98		77
	3/31/17		1.94		100		0.28		0.28		1.81		103
	3/31/16	‡	0.72	[b]	100		0.50	[c]	0.43	[c]	1.62	[c]	93
Premier Class:	9/30/18	#	0.65	[b]	7,116		0.43	[c]	0.43	[c]	2.25	[c]	59	[b]
	3/31/18		0.99		11,705		0.42		0.42		1.78		77
	3/31/17		1.69		14,966		0.42		0.42		1.66		103
	3/31/16		1.03		11,709		0.42		0.42		1.51		93
	3/31/15		1.02		10,103		0.42		0.42		1.13		114
	3/31/14		0.41		11,982		0.43		0.43		1.27		112
Retirement Class:	9/30/18	#	0.60	[b]	111,375		0.53	[c]	0.53	[c]	2.18	[c]	59	[b]
	3/31/18		0.89		100,591		0.52		0.52		1.69		77
	3/31/17		1.59		107,016		0.52		0.52		1.57		103
	3/31/16		0.93		97,057		0.52		0.52		1.41		93
	3/31/15		0.92		100,515		0.52		0.52		1.04		114
	3/31/14		0.31		206,496		0.53		0.53		1.18		112
Retail Class:	9/30/18	#	0.47	[b]	113,945		0.59	[c]	0.59	[c]	2.10	[c]	59	[b]
	3/31/18		0.84		126,010		0.57		0.57		1.65		77
	3/31/17		1.62		130,393		0.58		0.58		1.50		103
	3/31/16		0.78		138,591		0.58		0.58		1.35		93
	3/31/15		0.87		152,100		0.58		0.58		0.98		114
	3/31/14		0.25		169,391		0.60		0.60		1.10		112
Class W:	9/30/18	††	—		755,669		—		—		—		59	[b]

SHORT-TERM BOND INDEX FUND
Institutional Class:	9/30/18	#	0.60	[b]	41,791		0.16	[c]	0.05	[c]	2.02	[c]	32	[b]
	3/31/18		0.11		328,156		0.18		0.08		1.45		57
	3/31/17		0.44		165,909		0.25		0.12		1.05		61
	3/31/16	^	0.85	[b]	106,153		0.45	[c]	0.12	[c]	0.85	[c]	53	[b]
Advisor Class:	9/30/18	#	0.53	[b]	717		0.30	[c]	0.19	[c]	1.90	[c]	32	[b]
	3/31/18		(0.03)		496		0.38		0.22		1.32		57
	3/31/17		0.44		171		0.25		0.12		1.05		61
	3/31/16	‡	0.85	[b]	101		0.67	[c]	0.27	[c]	0.77	[c]	53	[b]
Premier Class:	9/30/18	#	0.53	[b]	583		0.31	[c]	0.20	[c]	1.86	[c]	32	[b]
	3/31/18		(0.14)		643		0.34		0.23		1.28		57
	3/31/17		0.28		362		0.41		0.27		0.85		61
	3/31/16	^	0.75	[b]	1,003		0.84	[c]	0.27	[c]	0.69	[c]	53	[b]
Retirement Class:	9/30/18	#	0.48	[b]	40,163		0.41	[c]	0.30	[c]	1.78	[c]	32	[b]
	3/31/18		(0.14)		26,749		0.43		0.33		1.22		57
	3/31/17		0.19		10,687		0.50		0.37		0.80		61
	3/31/16	^	0.69	[b]	4,975		0.80	[c]	0.37	[c]	0.63	[c]	53	[b]
Retail Class:	9/30/18	#	0.43	[b]	2,232		0.55	[c]	0.40	[c]	1.67	[c]	32	[b]
	3/31/18		(0.24)		1,990		0.64		0.44		1.06		57
	3/31/17		0.13		1,935		0.55		0.42		0.73		61
	3/31/16	^	0.62	[b]	1,742		1.02	[c]	0.47	[c]	0.50	[c]	53	[b]
Class W:	9/30/18	††	—		342,090		—		—		—		32	[b]

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	69

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

SOCIAL CHOICE BOND FUND
Institutional Class:	9/30/18	#	$10.14	$0.15		$(0.15)	$ 0.00	$(0.15)	$ —	$(0.15)	$ 9.99
	3/31/18		10.18	0.27		(0.05)	0.22	(0.26)	—	(0.26)	10.14
	3/31/17		10.32	0.24		(0.06)	0.18	(0.25)	(0.07)	(0.32)	10.18
	3/31/16		10.45	0.26		(0.09)	0.17	(0.26)	(0.04)	(0.30)	10.32
	3/31/15		9.98	0.21		0.60	0.81	(0.21)	(0.13)	(0.34)	10.45
	3/31/14		10.03	0.17		(0.04)	0.13	(0.17)	(0.01)	(0.18)	9.98
Advisor Class:	9/30/18	#	10.15	0.14		(0.16)	(0.02)	(0.14)	—	(0.14)	9.99
	3/31/18		10.19	0.26		(0.05)	0.21	(0.25)	—	(0.25)	10.15
	3/31/17		10.32	0.21		(0.03)	0.18	(0.24)	(0.07)	(0.31)	10.19
	3/31/16	‡	10.20	0.08		0.16	0.24	(0.08)	(0.04)	(0.12)	10.32
Premier Class:	9/30/18	#	10.15	0.14		(0.16)	(0.02)	(0.14)	—	(0.14)	9.99
	3/31/18		10.19	0.25		(0.05)	0.20	(0.24)	—	(0.24)	10.15
	3/31/17		10.31	0.23		(0.04)	0.19	(0.24)	(0.07)	(0.31)	10.19
	3/31/16		10.45	0.25		(0.11)	0.14	(0.24)	(0.04)	(0.28)	10.31
	3/31/15		9.98	0.20		0.60	0.80	(0.20)	(0.13)	(0.33)	10.45
	3/31/14		10.03	0.16		(0.04)	0.12	(0.16)	(0.01)	(0.17)	9.98
Retirement Class:	9/30/18	#	10.14	0.13		(0.14)	(0.01)	(0.14)	—	(0.14)	9.99
	3/31/18		10.19	0.24		(0.06)	0.18	(0.23)	—	(0.23)	10.14
	3/31/17		10.32	0.22		(0.05)	0.17	(0.23)	(0.07)	(0.30)	10.19
	3/31/16		10.45	0.23		(0.09)	0.14	(0.23)	(0.04)	(0.27)	10.32
	3/31/15		9.98	0.19		0.60	0.79	(0.19)	(0.13)	(0.32)	10.45
	3/31/14		10.03	0.16		(0.05)	0.11	(0.15)	(0.01)	(0.16)	9.98
Retail Class:	9/30/18	#	10.14	0.13		(0.16)	(0.03)	(0.13)	—	(0.13)	9.98
	3/31/18		10.18	0.24		(0.05)	0.19	(0.23)	—	(0.23)	10.14
	3/31/17		10.31	0.22		(0.06)	0.16	(0.22)	(0.07)	(0.29)	10.18
	3/31/16		10.45	0.23		(0.10)	0.13	(0.23)	(0.04)	(0.27)	10.31
	3/31/15		9.98	0.19		0.59	0.78	(0.18)	(0.13)	(0.31)	10.45
	3/31/14		10.03	0.14		(0.04)	0.10	(0.14)	(0.01)	(0.15)	9.98

70	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

				Ratios and supplemental data
														Portfolio
	For the													turnover rate
	period			Net assets at		Ratios to average net assets						Portfolio		excluding
	or year			end of period		Gross		Net		Net investment		turnover		mortgage
	ended		Total return	(in thousands	)	expenses		expenses		income (loss	)	rate		dollar rolls

SOCIAL CHOICE BOND FUND
Institutional Class:	9/30/18	#	(0.02)%[b]	$1,589,039		0.38%[c]		0.38%[c]		2.91%[c]		47%[b]		44%[b]
	3/31/18		2.14	1,203,023		0.39		0.39		2.61		112		89
	3/31/17		1.73	618,298		0.40		0.40		2.36		182		115
	3/31/16		1.64	377,577		0.41		0.40		2.50		107		107
	3/31/15		8.19	276,997		0.45		0.40		2.08		459		459
	3/31/14		1.33	85,771		0.59		0.40		1.76		393		393
Advisor Class:	9/30/18	#	(0.15)[b]	383,993		0.44	[c]	0.44	[c]	2.84	[c]	47	[b]	44	[b]
	3/31/18		2.09	239,374		0.44		0.44		2.55		112		89
	3/31/17		1.68	113,376		0.53		0.52		2.13		182		115
	3/31/16	‡	2.40 [b]	102		0.63	[c]	0.55	[c]	2.53	[c]	107		107
Premier Class:	9/30/18	#	(0.21)[b]	32,793		0.55	[c]	0.55	[c]	2.73	[c]	47	[b]	44	[b]
	3/31/18		1.99	30,079		0.54		0.54		2.44		112		89
	3/31/17		1.78	17,334		0.55		0.55		2.24		182		115
	3/31/16		1.39	29,475		0.56		0.55		2.43		107		107
	3/31/15		8.03	5,359		0.61		0.55		1.93		459		459
	3/31/14		1.18	2,019		0.75		0.55		1.64		393		393
Retirement Class:	9/30/18	#	(0.15)[b]	400,583		0.63	[c]	0.62	[c]	2.66	[c]	47	[b]	44	[b]
	3/31/18		1.79	364,848		0.64		0.64		2.34		112		89
	3/31/17		1.58	263,594		0.65		0.65		2.12		182		115
	3/31/16		1.39	223,415		0.66		0.65		2.28		107		107
	3/31/15		7.93	100,119		0.70		0.65		1.87		459		459
	3/31/14		1.08	6,631		0.85		0.65		1.56		393		393
Retail Class:	9/30/18	#	(0.26)[b]	166,908		0.65	[c]	0.65	[c]	2.62	[c]	47	[b]	44	[b]
	3/31/18		1.88	176,995		0.65		0.65		2.33		112		89
	3/31/17		1.56	107,219		0.67		0.67		2.10		182		115
	3/31/16		1.26	72,933		0.69		0.68		2.23		107		107
	3/31/15		7.99	46,434		0.73		0.68		1.83		459		459
	3/31/14		0.89	6,717		0.92		0.74		1.45		393		393

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	71

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain		Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from		Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment		investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations		income	gains	distributions	period

MONEY MARKET FUND
Institutional Class:	9/30/18	#	$1.00	$0.01		$—	$0.01		$(0.01)	$ —	$(0.01)	$1.00
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/16		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/15		1.00	—		—	—		—	—	—	1.00
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	(0.00)[d]	(0.00)[d]	1.00
Advisor Class:	9/30/18	#	1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/16	‡	1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
Premier Class:	9/30/18	#	1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/16		1.00	—		—	—		—	—	—	1.00
	3/31/15		1.00	—		—	—		—	—	—	1.00
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	—	(0.00)[d]	—	1.00
Retirement Class:	9/30/18	#	1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/16		1.00	—		—	—		—	—	—	1.00
	3/31/15		1.00	—		—	—		—	—	—	1.00
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	—	(0.00)[d]	—	1.00
Retail Class:	9/30/18	#	1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/16		1.00	—		—	—		—	—	—	1.00
	3/31/15		1.00	—		—	—		—	—	—	1.00
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	—	(0.00)[d]	—	1.00

#	Unaudited
^	The Fund commenced operations on August 7, 2015.
‡	The Advisor Class commenced operations on December 4, 2015.
††	Class W commenced operations on September 28, 2018.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.

72	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

concluded

					Ratios and supplemental data

	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year				end of period		Gross		Net		Net investment		turnover
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate

MONEY MARKET FUND
Institutional Class:	9/30/18	#	0.87%[b]		$534,821		0.14%[c]		0.14%[c]		1.72%[c]		—%
	3/31/18		0.96		487,762		0.15		0.15		0.95		—
	3/31/17		0.34		458,837		0.14		0.14		0.35		—
	3/31/16		0.09		339,325		0.14		0.14		0.09		—
	3/31/15		0.00		316,667		0.14		0.12		0.00		—
	3/31/14		0.01		345,892		0.13		0.13		0.01		—
Advisor Class:	9/30/18	#	0.86	[b]	150		0.16	[c]	0.16	[c]	1.73	[c]	—
	3/31/18		1.04		100		0.06		0.06		1.03		—
	3/31/17		0.29		100		0.19		0.19		0.29		—
	3/31/16	‡	0.02	[b]	100		0.36	[c]	0.29	[c]	0.08	[c]	—
Premier Class:	9/30/18	#	0.80	[b]	25,000		0.29	[c]	0.28	[c]	1.57	[c]	—
	3/31/18		0.80		44,548		0.29		0.29		0.82		—
	3/31/17		0.19		32,044		0.29		0.29		0.19		—
	3/31/16		0.00		25,222		0.29		0.24		0.00		—
	3/31/15		0.00		4,247		0.29		0.12		0.00		—
	3/31/14		0.00		5,371		0.28		0.14		0.00		—
Retirement Class:	9/30/18	#	0.79	[b]	145,078		0.39	[c]	0.30	[c]	1.58	[c]	—
	3/31/18		0.70		126,187		0.40		0.40		0.71		—
	3/31/17		0.09		109,765		0.39		0.39		0.09		—
	3/31/16		0.00		94,131		0.39		0.23		0.00		—
	3/31/15		0.00		88,424		0.39		0.12		0.00		—
	3/31/14		0.00		90,363		0.38		0.14		0.00		—
Retail Class:	9/30/18	#	0.71	[b]	295,100		0.51	[c]	0.46	[c]	1.41	[c]	—
	3/31/18		0.62		303,155		0.48		0.48		0.61		—
	3/31/17		0.03		318,718		0.49		0.45		0.03		—
	3/31/16		0.00		344,809		0.48		0.22		0.00		—
	3/31/15		0.00		365,853		0.48		0.12		0.00		—
	3/31/14		0.00		415,477		0.50		0.14		0.00		—

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	73

Notes to financial statements (unaudited)

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Bond Fund, Bond Index Fund, Bond Plus Fund, 5–15 Year Laddered Tax-Exempt Bond Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Short-Term Bond Index Fund, Social Choice Bond Fund, and the Money Market Fund (collectively the “Funds” or individually, the “Fund”). Effective August 1, 2018, Tax-Exempt Bond Fund changed its name to 5–15 Year Laddered Tax-Exempt Bond Fund.

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. Class W was made available for sale by certain Funds on September 28, 2018 pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current

74	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In August 2018, FASB issued ASU 2018-13, Fair Value Measurement: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 modifies the disclosures required for fair value measurements. This guidance is effective for fiscal years beginning after December 15, 2019. Management is currently evaluating the impact of this guidance.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Form N-CEN and the data requirements of Form N-PORT were implemented on June 1, 2018 and did not have an impact on net assets.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, must be adopted by December 1, 2018. In February 2018, the Commission issued Release No. IC-33142, which delayed the compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of this rule to the Funds’ financial statements and various filings.

In August 2018, the Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This final rule amends certain disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, U.S. GAAP or changes in the information environment. This rule eliminates the requirements for funds to present the components of distributable earnings on the balance sheet and parenthetically on the statement of changes in net assets. The final rule is effective November 5, 2018. Management will implement the above changes for year ends occurring after the effective date of this issuance.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer

TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	75

Notes to financial statements (unaudited)

quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Cross currency swap contracts: Cross currency swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Cross currency swaps are generally categorized as Level 2 in the fair value hierarchy.

Unfunded loan commitment: Unfunded loan commitments are marked-to-market daily based upon a price supplied by a pricing service. Unfunded loan commitments are generally categorized as Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2018, the High-Yield Fund had material transfers from Level 2 to Level 3 as a result of various market related factors. Also, the High-Yield Fund and the Social Choice Bond Fund had transfers from Level 3 to Level 2 as a result of various market related factors. Please refer to the Level 3 reconciliation below.

As of September 30, 2018, 100% of the value of investments in the 5–15 Year Laddered Tax-Exempt Bond Fund, the Short-Term Bond Index Fund and the Money Market Fund were valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of September 30, 2018, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Bond
Bank loan obligations	$—	$87,876,868	$2,117,056	$89,993,924
Corporate bonds	—	1,846,890,838	143,749	1,847,034,587
Government bonds	—	2,372,697,318	92,750	2,372,790,068
Structured assets	—	1,151,910,809	482,082	1,152,392,891
Common stocks	345,565	—	—	345,565
Short-term investments	—	44,767,206	—	44,767,206
Credit default swap contracts**	—	(153,436)	—	(153,436)
Unfunded loan commitment***	—	594	—	594
Total	$345,565	$5,503,990,197	$2,835,637	$5,507,171,399
Bond Index
Corporate bonds	$—	$2,612,699,185	$—	$2,612,699,185
Government bonds	—	7,456,869,884	—	7,456,869,884
Structured assets	—	269,107,464	304,994	269,412,458
Short-term investments	—	61,859,119	—	61,859,119
Total	$—	$10,400,535,652	$304,994	$10,400,840,646
Bond Plus
Bank loan obligations	$—	$98,901,392	$3,519,241	$102,420,633
Corporate bonds	—	1,270,934,025	4,245,338	1,275,179,363
Government bonds	—	2,057,820,598	198,750	2,058,019,348
Structured assets	—	708,899,305	2,680,482	711,579,787
Common stocks	2,857,413	904,861	—	3,762,274
Rights / Warrants	—	467,172	—	467,172
Short-term investments	—	3,740,726	—	3,740,726
Cross currency swap contracts**	—	547,103	—	547,103
Credit default swap contracts**	—	(887,543)	—	(887,543)
Total	$2,857,413	$4,141,327,639	$10,643,811	$4,154,828,863

76	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

continued

Fund	Level 1	Level 2	Level 3	Total
High-Yield
Bank loan obligations	$—	$232,036,419	$—	$232,036,419
Corporate bonds	—	3,541,504,468	48,174,096	3,589,678,564
Common stocks	95,844,645	6,070,202	—	101,914,847
Rights / Warrants	—	3,127,068	—	3,127,068
Short-term investments	—	153,366,276	—	153,366,276
Unfunded loan commitment***	—	3,008	—	3,008
Total	$95,844,645	$3,936,107,441	$48,174,096	$4,080,126,182
Inflation-Linked Bond
Government bonds	$—	$2,981,803,156	$—	$2,981,803,156
Futures contracts**	286,482	—	—	286,482
Total	$286,482	$2,981,803,156	$—	$2,982,089,638
Short-Term Bond
Bank loan obligations	$—	$50,489,912	$—	$50,489,912
Corporate bonds	—	467,143,205	—	467,143,205
Government bonds	—	861,868,637	—	861,868,637
Structured assets	—	527,981,611	1	527,981,612
Short-term investments	—	26,661,933	—	26,661,933
Futures contracts**	649,419	—	—	649,419
Total	$649,419	$1,934,145,298	$1	$1,934,794,718
Social Choice Bond
Bank loan obligations	$—	$23,747,885	$1,481,732	$25,229,617
Corporate bonds	—	955,750,401	—	955,750,401
Government bonds	—	1,173,290,830	28,499,360	1,201,790,190
Structured assets	—	334,261,427	2,609,676	336,871,103
Preferred stocks	255,000	—	—	255,000
Short-term investments	—	50,978,259	—	50,978,259
Total	$255,000	$2,538,028,802	$32,590,768	$2,570,874,570
**	Derivative instruments are not reflected in the market value of portfolio of investments.
***	Unfunded loan commitments are not reflected in the market value of portfolio of investments.

The following table is a reconciliation of the Funds’ investments in which significant unobservable inputs (Level 3) were used in determining value:

	High-Yield Fund	Social Choice Bond Fund
Balance as of March 31, 2018	$56,509,843	$46,189,911
Purchases	198,842	1,981,478
Sales	(789,683)	(1,515,472)
Gains (losses)	—	12,479
Change in unrealized appreciation (depreciation)	14,787,056	(11,559,200)
Transfers out of Level 3	(23,731,962)	(2,518,428)
Transfers into Level 3	1,200,000	—
Balance as of September 30, 2018	$48,174,096	$32,590,768

The following table summarizes the significant unobservable inputs used to value Level 3 investments in the Funds’ as of September 30, 2018:

Fund	Fair value as of September 30, 2018	Valuation technique	Unobservable input	Range (weighted average)
High-Yield
Corporate bonds	$48,174,096	Recent market transaction	Discount	25.5%–60.0% (27.8%)
Total	$48,174,096
Social Choice Bond
Bank loan obligations	$1,481,732	Broker quote	*
Government bonds	28,499,360	Broker quote	*
Structured assets	2,530,565	Broker quote	*
Structured assets	79,111	Recent market transaction	Discount	94.5% (94.5%)
Total	$32,590,768

* Single source broker quote.

TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	77

Notes to financial statements (unaudited)

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At September 30, 2018, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives		Liabilities derivatives
		Fair value		Fair value
Derivative contract	Location	amount	Location	amount
Bond Fund
Fixed Income contracts			Credit default swap contracts*	$153,436
Bond Plus Fund
Fixed Income contracts	Cross currency swap contracts	$547,103	Credit default swap contracts*	887,543
Inflation-Linked Bond Fund
Interest-rate contracts			Futures contracts*	286,482
Short-Term Bond Fund
Interest-rate contracts			Futures contracts*	649,419
*	The fair value presented includes cumulative gain (loss) on open futures and centrally cleared swap contracts; however, the value reflected on the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures and swap contracts.

For the period ended September 30, 2018, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

			Change in
			unrealized
		Realized	appreciation
Derivative contracts	Location	gain (loss )	(depreciation	)
Bond Fund
Credit contracts	Swap contracts	$(1,911,421)	$(153,436)
Bond Plus Fund
Credit and currency contracts	Swap contracts	(270,305)	515,301
Inflation-Linked Bond Fund
Interest rate contracts	Futures contracts	(33,352)	511,706
Short-Term Bond Fund
Interest rate contracts	Futures contracts	2,191	1,190,549

Futures contracts: Certain Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended September 30, 2018, the Inflation-Linked Bond Fund and the Short-Term Bond Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 1%, and 0% and 5% of net assets, respectively. The futures contracts outstanding as of September 30, 2018 are disclosed in the summary portfolio of investments and the full Schedules of Investments.

Credit default swap contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Funds are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Funds. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Funds could be required to make under the contract. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds keep the stream of payments with no payment obligations. When the Funds sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Funds.

Certain Funds may also buy credit default swap contracts, in which case the Funds function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Funds with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Funds as they are entered into with a central clearinghouse which guarantees the swap against default.

The value of a bilateral swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, while depreciated swaps and premiums received are reflected as liabilities on the Statements of Assets and Liabilities. Centrally cleared swaps initial margin deposits are made, and

78	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

continued

variation margin payments are made or received reflecting daily changes in the value of the swap contract. The daily fluctuation in fair value is accounted for as a variation margin receivable or payable on the Statements of Assets and Liabilities.

Under the terms of the credit default swap contracts, the Funds receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Daily changes in the value of such contracts are reflected in net unrealized gains and losses.

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the period ended September 30, 2018, the Bond Fund and the Bond Plus Fund had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 1% of net assets. The credit default swap contracts outstanding as of September 30, 2018 are disclosed in the summary portfolio of investments and the full Schedule of Investments.

Cross currency swap contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use cross currency swap contracts to gain or mitigate exposure to foreign exchange markets. A cross currency swap is an agreement between two parties to exchange two different currencies with the understanding that the exchange will be reversed at a later date at specified exchange rates. Cross currency swaps are usually negotiated with commercial and investment banks. At the inception date of the contract the exchange of currencies takes place at the current spot rate. At maturity, the re-exchange may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. Payments to be paid and to be received are accrued daily and recorded as unrealized appreciation and depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statements of Assets and Liabilities and represent compensating factors between the stated terms of the cross currency swap contracts and prevailing market conditions. These upfront payments and receipts are amortized over the term of the contract and treated as a realized gain or loss in the Statements of Operations. Daily changes in the value of such contracts are reflected in net unrealized gains and losses.

Risks may arise upon entering into these contracts from the potential of default by counterparty and, depending on their terms, may be subject to foreign exchange risk. During the period ended September 30, 2018, the Bond Plus Fund had exposure to cross currency swap contracts, based on underlying notional values, generally between 0% and 1%. The cross currency swap contracts outstanding as of September 30, 2018 are disclosed in the summary portfolio of investments and full Schedules of Investments.

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations is paid to Advisors under the Retirement Class Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensated TPIS for providing distribution, promotional, and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

For the Money Market Fund, TPIS waived a portion of distribution Rule 12b-1 plan expenses on the Retail Class and Advisors waived a portion of service agreement fees on the Retirement Class. These waivers and reimbursements are voluntary in nature and can be discontinued at any time. The amounts waived and reimbursed are disclosed on the Statements of Operations.

Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect permanently, unless changed with approval of the Board of Trustees.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of September 30, 2018, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	79

Notes to financial statements (unaudited)

		Investment
	Investment	management
	management	fee—effective	Service
	fee range	rate	agreement fee	Distribution fee		Maximum expense amounts‡
			Retirement	Premier	Retail	Institutional		Advisor		Premier		Retirement		Retail		Class
Fund			Class	Class	Class	Class		Class		Class		Class		Class		W§
Bond*	0.25%–0.30%	0.28%	0.25%	0.15%	0.25%	0.35%		0.50%		0.50%		0.60%		0.70%		0.35%
Bond Index	0.10	0.10	0.25	0.15	0.25	0.13		0.28		0.28		0.38		0.48		0.13
Bond Plus*	0.25–0.30	0.29	0.25	0.15	0.25	0.35		0.50		0.50		0.60		0.70		0.35
5–15 Year Laddered Tax-Exempt Bond*	0.20–0.25 [a]	0.28	—	—	0.25	0.30	[b]	0.45	[b]	—		—		0.65	[b]	—
High-Yield*	0.30–0.35	0.34	0.25	0.15	0.25	0.40		0.55		0.55		0.65		0.75		0.40
Inflation-Linked Bond*	0.20–0.25	0.24	0.25	0.15	0.25	0.30		0.45		0.45		0.55		0.65		0.30
Short-Term Bond*	0.20–0.25	0.25	0.25	0.15	0.25	0.30		0.45		0.45		0.55		0.65		0.30
Short-Term Bond Index	0.07 [c]	0.07	0.25	0.15	0.25	0.12	[c]	0.27	[c]	0.27	[c]	0.37	[c]	0.47	[c]	0.12
Social Choice Bond*	0.30–0.35	0.34	0.25	0.15	0.25	0.40		0.55		0.55		0.65	[d]	0.75		—
Money Market	0.10	0.10	0.25	0.15	0.25	0.15		0.30	[e]	0.30	[e]	0.40	[e]	0.50	[e]	—
*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.
[a]	Prior to May 8, 2018, the investment management fee range for the 5–15 Year Laddered Tax-Exempt Bond was 0.25%–0.30% of average daily net assets.
[b]	Prior to August 1, 2018, the expense caps were 0.35% for the Institutional Class, 0.50% for the Advisor Class, and 0.70% for the Retail Class.
[c]	Effective October 1, 2017 through September 30, 2018, Advisors agreed to voluntarily waive a portion of the investment management fee for the Short-Term Bond Index Fund. The investment management fee range after the waiver is 0.00% of average daily net assets. During this period, the expenses caps are 0.05% for the Institutional Class, 0.20% for the Advisor Class, 0.20% for the Premier Class, 0.30% for the Retirement Class, and 0.40% for the Retail Class. This is a voluntary waiver in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[d]	Effective August 1, 2018 to April 30, 2019, Advisors agreed to implement a voluntary waiver reducing the expense caps. During the period, the expense cap will be 0.62% for the Retirement Class. This is a voluntary waiver in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[e]	Effective August 1, 2018 to April 30, 2019, Advisors agreed to implement a voluntary waiver reducing the expense caps. During the period, the expense caps will be 0.27% for the Advisor Class, 0.28% for the Premier Class, 0.28% for the Retirement Class, and 0.45% for the Retail Class. This is a voluntary waiver in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2019. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.
§	Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect permanently, unless changed with approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended September 30, 2018, these transactions did not materially impact the Funds.

As of September 30, 2018, a registered separate account of TIAA (collectively, “TIAA Access”) has various sub accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.

The following is the percentage of the Funds’ shares owned by TIAA and other funds within the Trust as of September 30, 2018:

		TIAA-CREF		TIAA-CREF
	TIAA-CREF	Lifecycle Index	TIAA-CREF	Managed
Underlying Fund	Lifecycle Funds	Funds	Lifestyle Funds	Allocation Fund	TIAA Access	Total
Bond	64%	—%	1%	—%	—%	65%
Bond Index	—	38	—	—	1	39
Bond Plus	57	—	6	8	2	73
High-Yield	7	—	—	—	3	10
Inflation-Linked Bond	24	11	—	—	—	35
Short-Term Bond	41	—	4	—	2	47
Short-Term Bond Index	—	80	—	—	—	80
Money Market	—	—	—	—	2	2

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of September 30, 2018, three 529 Plans owned 12%, 12%, and 5%, respectively, of the Bond Index Fund, two 529 Plans owned 11% and 11% respectively of the Inflation-Linked Bond Fund, one 529 Plan owned 9% of the Short-Term Bond Fund, one 529 Plan owned 7% of the Short-Term Bond Index Fund, and one 529 Plan owned 5% of the Money Market Fund.

80	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

continued

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

						Change in
						unrealized			Shares at	Value at
	Value at	Purchases	Sales	Realized		appreciation		Dividend	September 30,	September 30,
Issue	March 31, 2018	cost	proceeds	gain (loss	)	(depreciation	)	income	2018	2018
High-Yield Fund
Common stock
Energy
Gulfmark Offshore, Inc*	$7,686,798	$ —	$ —	$ —		$2,200,015		$ —	265,062	$9,886,813
Gulfmark Offshore, Inc (New Common)*[m]	4,719,460	—	—	—		1,350,742		—	162,740	6,070,202
Total	$12,406,258	$ —	$ —	$ —		$3,550,757		$ —	427,802	$15,957,015

*	Non-income producing
[m]	Indicates a security that has been deemed illiquid.

Note 5—investments

Repurchase agreements: Each Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Amounts receivable and/or payable for these transactions are reflected separately in the Statements of Assets and Liabilities.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of Operations.

Mortgage dollar roll transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The

Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Unfunded loan commitment: The Funds may enter into loan commitments to fund a portion of a delayed-draw term loan facility. The Funds are obligated to fund loan commitments at the borrower’s discretion. The Funds reserve against such contingent obligation by segregating short-term securities or cash. At September 30, 2018, the Bond Fund and the High Yield Fund held an unfunded loan commitment of $97,826 and $631,136, respectively. Unfunded loan commitments are marked-to-market daily and any unrealized appreciation (depreciation) is included as an asset (liability) on the Statements of Assets and Liabilities. Interest income and the change in unrealized appreciation (depreciation) are included on the Statements of Operations.

Net unrealized appreciation (depreciation): At September 30, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

				Net
		Gross	Gross	unrealized
	Tax	unrealized	unrealized	appreciation
Fund	cost	appreciation	(depreciation )	(depreciation )
Bond	$5,640,370,223	$3,025,385	$(136,224,803)	$(133,199,418)
Bond Index	10,684,146,343	21,991,174	(305,296,871)	(283,305,697)
Bond Plus	4,258,888,101	11,654,061	(115,796,901)	(104,142,840)
5–15 Year Laddered Tax-Exempt Bond	254,477,213	1,065,576	(4,588,618)	(3,523,042)
High-Yield	4,077,874,736	89,356,368	(87,107,930)	2,248,438
Inflation-Linked Bond	3,028,389,674	14,948,974	(61,249,010)	(46,300,036)
Short-Term Bond	1,956,068,793	1,603,145	(22,877,220)	(21,274,075)
Short-Term Bond Index	429,026,644	8,178	(4,445,044)	(4,436,866)
Social Choice Bond	2,619,402,171	4,891,965	(53,419,566)	(48,527,601)

TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	81

Notes to financial statements (unaudited)	concluded

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended September 30, 2018 were as follows:

	Non-U.S.	U.S.	Non-U.S.	U.S.
	government	government	government	government
Fund	purchases	purchases	sales	sales
Bond	$1,397,870,599	$4,142,282,416	$847,271,397	$3,553,015,858
Bond Index	421,806,793	1,603,736,431	364,665,597	673,010,569
Bond Plus	793,411,406	1,463,452,579	547,553,139	1,438,903,648
5–15 Year Laddered Tax-Exempt Bond	42,953,269	—	56,083,214	—
High-Yield	1,074,453,069	—	988,589,529	—
Inflation-Linked Bond	—	565,948,452	255,000	450,795,908
Short-Term Bond	316,686,040	1,021,683,905	203,699,599	830,671,973
Short-Term Bond Index	42,236,677	151,601,124	18,588,433	106,392,895
Social Choice Bond	714,154,538	999,596,847	182,268,193	887,200,967

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended March 31, 2018 was as follows:

	3/31/2018
	Ordinary	Long-term
Fund	income	capital gains	Total
Bond	$130,737,699	$—	$130,737,699
Bond Index	211,428,182	2,716,505	214,144,687
Bond Plus	124,799,390	—	124,799,390
5–15 Year Laddered Tax-Exempt Bond*	5,770,130	—	5,770,130
High-Yield	200,113,389	—	200,113,389
Inflation-Linked Bond	53,045,007	—	53,045,007
Short-Term Bond	33,596,909	—	33,596,909
Short-Term Bond Index	3,882,375	—	3,882,375
Social Choice Bond	37,165,012	—	37,165,012
Money Market	7,196,694	—	7,196,694
*	Includes ordinary income which will not be taxable for federal income tax purposes in 2018 of $5,680,127.

The tax character of the fiscal year 2019 distributions will be determined at the end of the fiscal year.

Note 7—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1.25 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 19, 2018 expiring on June 18, 2019, replacing the previous $1.5 billion facility, which expired June 2018. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended September 30, 2018, there were no borrowings under this credit facility by the Funds.

Note 8—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

82	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Approval of investment management agreement (unaudited)

Board approval of the investment management agreement for the TIAA-CREF 5–15 Year Laddered Tax-Exempt Bond Fund (formerly, the TIAA-CREF Tax-Exempt Bond Fund)

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each of its series. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. The Agreement was recently renewed, as discussed in the March 31, 2018 annual report, and, due to the modifications discussed below, the Agreement was subsequently amended with respect to the TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund (“Fund”). Below is a summary of the process the Board undertook related to its approval of the amendment to the Agreement.

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires material amendments to the Agreement be approved by the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act. None of the Trustees are interested persons of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Overview

The Board held meetings in February and May 2018, at which it considered three key changes to the Fund: (1) modifying the Fund’s investment strategy to a 5–15 year laddered municipal strategy; (2) changing the Fund’s name from “TIAA-CREF Tax-Exempt Bond Fund” to “TIAA-CREF 5–15 Year Laddered Tax-Exempt Bond Fund;” and (3) amending the Agreement to reduce the Fund’s annual investment management fee rate under the Agreement from 0.30% to 0.25% of average daily net assets, each with breakpoints (collectively, the “Proposal”). (Management fee rate “breakpoints” result in the Fund paying a lower management fee rate with respect to assets above the designated breakpoint levels.)

In advance of the Board meeting held on May 8, 2018, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to approve the Proposal. A main component of this information was comparative reports produced by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during reviews of investment management agreements. Broadridge produced, among other things, comparative expense data for the Fund, including data relating to the Fund’s proposed lower investment management fee rate and projected total expense ratio. Broadridge compared this data, as relevant, for the Fund against a universe of investment companies (“Broadridge Expense Universe”) and against a more selective peer group of mutual funds (“Broadridge Expense Group”) that are considered to have intermediate municipal debt investment strategies, each of which was selected by Broadridge independent of any input from Advisors or the Board.

In addition to the data provided by Broadridge, the information provided by Advisors included, but was not limited to, the following: (1) Advisors’ rationale for the Proposal; (2) alternatives to the Proposal considered by Advisors; (3) the implementation method and timeline for the Proposal; (4) the potential impact of the Proposal on shareholders; (5) a description of any related proposed expense reimbursement changes; (6) information regarding the investment professionals that service the Fund, including information on the potential impact to the Fund of the integration of municipal investment teams across Advisors’ parent company, Nuveen; (7) any “fall-out” benefits reasonably likely to accrue to Advisors or its affiliates with the implementation of the Proposal; (8) information as to the effect of the Proposal on Advisors’ profitability and to potential economies of scale; (9) legal analysis of the permissibility of effecting the Proposal without a vote of shareholders; (10) disclosures to be provided to shareholders about the Proposal; and (11) a copy of the amendment to the Agreement. Additionally, Advisors represented that, except as noted in the Board materials for the Proposal, none of the information provided to the Board as part of its March 2018 annual review of the Agreement that would be relevant to its consideration of the Proposal had materially changed. The Trustees were given the opportunity to ask questions and request additional information throughout their deliberations, and they reviewed responses from Advisors to follow-up requests presented by the Board after its initial review of the information described above.

In considering whether to approve the amendment to the Agreement, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided to the Fund, including whether these would change with the implementation of the Proposal; (2) the potential effect on the Fund’s investment performance of the Proposal; (3) the potential effect on profits to be realized (if any) by Advisors of the Proposal; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale are anticipated to be realized once the Proposal is implemented; (6) whether the proposed fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; and (7) any other benefits anticipated to be derived by Advisors or its affiliates from the Proposal. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to approve the amendment to the Agreement.

In addition to general session meetings that included Advisors’ personnel, the Trustees met in private sessions, at which no Advisors representatives were present, to discuss the proposed amendment of the Agreement. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to amending an investment management agreement under Section 15(c) of the 1940 Act and certain other legal authorities.

TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Semiannual Report	83

Approval of investment management agreement (unaudited)	concluded

In deciding whether to approve the amendment to the Agreement, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to approve the amendment to the Agreement. At its meeting on May 8, 2018, all Board members voted unanimously to approve the amendment to the Agreement. Set forth below is a summary of the primary factors the Board considered with respect to the Fund.

The nature, extent and quality of services

The Board considered the professional experience and qualifications of Advisors’ personnel. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Fund, including conducting research, identifying investments and placing orders to buy and sell securities for the Fund’s investment portfolios; active daily monitoring of the Fund’s investment portfolios; reporting on the investment performance of the Fund to the Board on a regular basis; coordinating the activities of the Fund’s service providers; and overseeing the provision of various administrative services to the Fund. The Board considered Advisors’ representation that while the nature of the services to be provided would change in order to implement the Fund’s new investment strategy, the extent and quality of the services would not change under the Proposal. The Board also considered the potential benefits that could accrue to the Fund due to the integration of Nuveen’s municipal investment teams, which would provide the Fund’s portfolio management team with access to enhanced municipal research and trading capabilities.

Investment performance

The Board considered the performance of the Fund over the past ten years ended December 31, 2017. The Fund was in the 3rd, 4th, 5th and 4th quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 3rd, 4th and 2nd quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes for the one-, three-, five- and ten-year periods, respectively. The Board considered that the new investment strategy, along with the enhanced municipal credit analysis and trading capabilities that the Fund’s portfolio management team will have access to with the integration of Nuveen’s municipal investment teams, could potentially benefit the Fund’s performance.

Cost and profitability

The Board considered that Advisors had previously provided information showing that Advisors has historically incurred a loss with respect to the services that it provides to the Fund at the most recent renewal of the Agreement in March 2018 and that such losses are expected to continue due to the proposed reduction of the Fund’s annual investment management fee rate from 0.30% to 0.25% of average daily net assets under the Proposal. The Board also considered that the Fund would bear the cost of implementing the Proposal, but because the Fund’s expenses had already reached their expense cap, such expenses would ultimately be borne by Advisors.

Fees charged by other advisers

The Board considered Broadridge’s comparison of the Fund’s projected total expense ratio, projected annual investment management fee rate of 0.25% of average daily net assets, and proposed contractual management fee rate to other investment companies within Lipper’s intermediate municipal debt strategies category. The projected total expense ratio, projected actual management fee rate and proposed contractual management fee rate of the Institutional Class of the Fund were each in the 1st quintile of both the Broadridge Expense Group and Broadridge Expense Universe. The Board also considered that, to the extent the Proposal increases the marketability of the Fund, causing Fund assets to increase, the Fund’s effective investment management fee rate could decline if its assets reach new breakpoints in its fee schedule. Based on this, the Board concluded that the proposed investment management fee rate of the Fund under the amendment to the Agreement was reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered that the proposed change in investment strategy and name of the Fund could promote additional sales of the Fund, thereby increasing Fund assets, and the Board considered that Advisors and existing Fund shareholders may benefit through management fee breakpoints and other efficiencies. Due to the existing breakpoints in the Fund’s investment management fee rate schedule, increases in Fund assets would lead to reductions in the Fund’s effective investment management fees under the amended Agreement. Based on all factors considered, the Board concluded that the Fund’s proposed investment management fee rate schedule was reasonable in light of current economies of scale considerations and its current asset level.

Fee and performance comparisons with other Advisors clients

The Board considered that neither Advisors nor any of its affiliates manages any other funds or accounts that have an investment strategy similar to the Fund’s proposed investment strategy.

Other benefits

The Board considered that the Proposal might also benefit Advisors and its parent Nuveen by rationalizing and clarifying its municipal product offerings in the marketplace.

Based primarily on the foregoing factors and considerations, the Board approved the amendment to the Agreement for the Fund.

84	2018 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2018 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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Item 2.  Code of Ethics.

Not Applicable.

Item 3.  Audit Committee Financial Expert.

Not Applicable.

Item 4.  Principal Accountant Fees and Services.

Not Applicable.

Item 5.  Audit Committee of Listed Registrants.

Not Applicable.

Item 6.  Schedule of Investments.

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2018

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 1.6%

AUTOMOBILES & COMPONENTS - 0.1%
$195,848	i	CH Hold Corp	LIBOR 1 M + 3.000%	5.240%	02/01/24	$196,990
1,994,962	i	Gates Global LLC	LIBOR 1 M + 2.750%	4.990	04/01/24	2,006,194
		TOTAL AUTOMOBILES & COMPONENTS				2,203,184

CAPITAL GOODS - 0.1%
1,995,000	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 2.000%	4.170	01/15/25	2,000,845
1,943,664	i	Milacron LLC	LIBOR 1 M + 2.500%	4.740	09/28/23	1,943,664
		TOTAL CAPITAL GOODS				3,944,509

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
1,396,465	i	Clean Harbors, Inc	LIBOR 1 M + 1.750%	3.990	06/28/24	1,399,523
12,088	i	Gopher Sub, Inc	LIBOR 1 M + 3.000%	5.094	02/01/25	12,083
112,339	i	Gopher Sub, Inc	LIBOR 1 M + 3.000%	5.240	02/03/25	112,292
997,475	i	KAR Auction Services, Inc	LIBOR 3 M + 2.500%	4.940	03/09/23	1,001,634
1,994,949	i	Spin Holdco, Inc	LIBOR 3 M + 3.250%	5.590	11/14/22	1,998,820
498,744	i	West Corp	LIBOR 1 M + 4.000%	6.240	10/10/24	496,923
2,000,000	i	XPO Logistics, Inc	LIBOR 1 M + 2.000%	4.230	02/24/25	2,009,000
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				7,030,275

CONSUMER DURABLES & APPAREL - 0.0%
2,895,000	i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	3.990	04/25/25	2,891,989
		TOTAL CONSUMER DURABLES & APPAREL				2,891,989

CONSUMER SERVICES - 0.3%
2,493,658	i	1011778 BC / New Red Finance, Inc	LIBOR 1 M + 2.250%	4.490	02/16/24	2,494,281
2,620,296	i	Allied Universal Holdco LLC	LIBOR 3 M + 3.750%	6.140	07/28/22	2,577,716
91,157	i	Boyd Gaming Corp	LIBOR 1 W + 2.250%	4.420	09/15/23	91,582
1,297,156	i	KUEHG Corp	LIBOR 3 M + 8.250%	6.140	02/21/25	1,302,566
1,400,000	i	Las Vegas Sands LLC	LIBOR 1 M + 1.750%	3.990	03/27/25	1,398,390
994,962	i	Prime Security Services Borrower LLC	LIBOR 1 M + 2.750%	4.990	05/02/22	999,211
99,500	i	Sarbacane Bidco, Inc	LIBOR 1 M + 3.000%	5.250	01/29/25	99,542
1,994,987	i	Scientific Games International, Inc	LIBOR 1 and 2 M + 2.750%	5.040	08/14/24	1,991,257
2,128,356	†,i	Sterling Midco Holdings, Inc	LIBOR 1 M + 3.500%	5.740	06/19/24	2,117,055
		TOTAL CONSUMER SERVICES				13,071,600

ENERGY - 0.0%
235,000	i	California Resources Corp	LIBOR 1 M + 10.375%	12.617	12/31/21	260,361
500,000	i	Ultra Resources, Inc	LIBOR 1 M + 3.000%	5.170	04/12/24	449,585
		TOTAL ENERGY				709,946

FOOD & STAPLES RETAILING - 0.0%
186,404	i	Albertsons LLC	LIBOR 1 M + 2.750%	4.990	08/25/21	186,559
1

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$75,050	i	Albertsons LLC	LIBOR 3 M + 3.000%	5.310%	06/22/23	$75,027
507,745	i	YUM! Brands	LIBOR 1 M + 1.750%	3.910	04/03/25	508,065
		TOTAL FOOD & STAPLES RETAILING				769,651

FOOD, BEVERAGE & TOBACCO - 0.0%
497,430	i	Hostess Brands LLC	LIBOR 1 M + 2.250%	4.490	08/03/22	497,430
1,182,000	i	Post Holdings, Inc	LIBOR 1 M + 2.000%	3.250	05/24/24	1,181,787
		TOTAL FOOD, BEVERAGE & TOBACCO				1,679,217

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
2,514,932	i	Gentiva Health Services, Inc	LIBOR 1 M + 3.750%	6.000	07/02/25	2,543,225
280,451	i	Greatbatch Ltd	LIBOR 1 M + 3.000%	5.140	10/27/22	282,053
650,543	i	Heartland Dental LLC	LIBOR 1 M + 3.750%	5.990	04/30/25	650,544
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				3,475,822

INSURANCE - 0.1%
1,396,500	i	Acrisure LLC	LIBOR 1 M + 3.750%	5.990	11/22/23	1,398,832
2,992,500	i	Asurion LLC	LIBOR 1 M + 3.000%	5.240	11/03/24	3,011,682
99,242	i	NFP Corp	LIBOR 1 M + 3.000%	5.240	01/05/24	99,143
		TOTAL INSURANCE				4,509,657

MATERIALS - 0.2%
925,403	i	Berry Global, Inc	LIBOR 2 M + 2.000%	4.190	10/03/22	927,078
174,563	i	Crown Americas LLC	LIBOR 1 W + 2.000%	4.160	04/03/25	175,341
650,000	i	Flex Acquisition Co Inc	LIBOR 3 M + 3.250%	5.750	06/30/25	651,300
1,468,224	i	H.B. Fuller Co	LIBOR 1 M + 2.000%	4.170	10/21/24	1,466,213
997,481	i	Plastipak Holdings, Inc	LIBOR 1 M + 2.500%	4.750	10/15/24	996,703
979,977	i	Plaze, Inc	LIBOR 3 M + 3.500%	5.890	07/29/22	984,270
240,385	i	Quikrete Holdings, Inc	LIBOR 1 M + 2.750%	4.990	11/15/23	240,837
1,300,000	h,i	Starfruit US Holdco LLC	LIBOR 1 M + 3.250%	4.250	09/19/25	1,304,966
489,856	i	Tronox Blocked Borrower LLC	LIBOR 1 M + 3.000%	5.240	09/23/24	491,590
1,130,437	i	Tronox Finance LLC	LIBOR 1 M + 3.000%	5.240	09/23/24	1,134,439
767,318	i	Univar USA, Inc	LIBOR 1 M + 2.250%	4.490	07/01/24	768,807
		TOTAL MATERIALS				9,141,544

MEDIA - 0.1%
246,250	i	AMC Entertainment Holdings, Inc	LIBOR 1 M + 2.250%	4.380	12/15/23	246,198
1,147,096	i	CDS US Intermediate Holdings, Inc	LIBOR 3 M + 3.750%	6.140	07/08/22	1,125,301
1,624,375	h,i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	4.490	03/24/25	1,625,723
1,400,000	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	4.130	10/04/23	1,397,382
1,495,912	i	Univision Communications, Inc	LIBOR 1 M + 2.750%	4.990	03/15/24	1,453,652
		TOTAL MEDIA				5,848,256

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
618,750	i	Alphabet Holding Co, Inc	LIBOR 1 M + 3.500%	5.740	09/26/24	595,702
2,500,000	i	Horizon Pharma, Inc	LIBOR 1 M + 3.250%	5.500	03/29/24	2,518,750
922,688	i	Mallinckrodt International Finance S.A.	LIBOR 3 M + 3.000%	5.520	02/24/25	922,835
68,912	i	Quintiles IMS, Inc	LIBOR 3 M + 2.000%	4.390	03/07/24	69,102
2,862,500	h,i	Valeant Pharmaceuticals International, Inc	LIBOR 1 M + 3.000%	5.100	06/02/25	2,876,040
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				6,982,429
2

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
REAL ESTATE - 0.1%
$2,500,000	i	DTZ US Borrower LLC	LIBOR 1 M + 3.250%	4.500%	08/21/25	$2,509,375
2,493,606	i	MGM Growth Properties LLC	LIBOR 1 M + 2.000%	4.240	03/23/25	2,495,551
		TOTAL REAL ESTATE				5,004,926

RETAILING - 0.0%
485,295	i	Academy Ltd	LIBOR 1 M + 4.000%	6.100	07/01/22	376,103
323,641	i	Avis Budget Car Rental LLC	LIBOR 1 M + 2.000%	4.250	02/13/25	323,641
947,112	i	PetSmart, Inc	LIBOR 1 M + 3.000%	5.120	03/11/22	824,953
997,487	i	Staples, Inc	LIBOR 3 M + 4.000%	6.340	09/12/24	996,869
		TOTAL RETAILING				2,521,566

SOFTWARE & SERVICES - 0.1%
844,778	i	First Data Corp	LIBOR 1 M + 2.000%	4.210	07/08/22	846,028
1,139,915	i	First Data Corp	LIBOR 1 M + 2.000%	3.965	04/26/24	1,140,724
1,223,995	h,i	NeuStar, Inc	LIBOR 1 M + 3.500%	5.740	08/08/24	1,225,084
		TOTAL SOFTWARE & SERVICES				3,211,836

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
478,901	i	Abacus Innovations Corp	LIBOR 1 M + 1.750%	4.000	08/22/25	480,797
3,393,719	i	Dell International LLC	LIBOR 1 M + 2.000%	4.250	09/07/23	3,400,506
256,021	i	MTS Systems Corp	LIBOR 1 M + 3.250%	5.410	07/05/23	257,143
1,000,000	i	Plantronics, Inc	LIBOR 1 M + 2.500%	4.740	07/02/25	1,003,130
244,980	i	Western Digital Corp	LIBOR 1 M + 1.750%	3.990	04/29/23	245,210
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				5,386,786

TELECOMMUNICATION SERVICES - 0.0%
1,396,447	i	CNT Holdings III Corp	LIBOR 1 M + 3.250%	5.500	01/22/23	1,386,672
		TOTAL TELECOMMUNICATION SERVICES				1,386,672

TRANSPORTATION - 0.1%
1,500,000	h,i	American Airlines, Inc	LIBOR 1 M + 2.000%	4.160	12/14/23	1,490,940
479,061	i	Kenan Advantage Group, Inc	LIBOR 1 M + 3.000%	4.000	07/31/22	479,061
2,014,517	i	Kenan Advantage Group, Inc	LIBOR 1 M + 3.000%	5.240	08/01/22	2,014,517
490,050	i	TransDigm, Inc	LIBOR 1 M + 2.500%	4.740	06/09/23	491,706
1,500,000	h,i	TransDigm, Inc	LIBOR 1 M + 2.500%	4.740	08/22/24	1,504,095
1,700,000	i	Vouvray US Finance, LLC	LIBOR 1 M + 3.000%	5.240	03/11/24	1,695,750
		TOTAL TRANSPORTATION				7,676,069

UTILITIES - 0.0%
1,000,000	h,i	Calpine Corp	LIBOR 3 M + 2.500%	4.890	01/15/24	999,790
800,036	i	Vistra Operations Co LLC	LIBOR 1 M + 2.000%	4.240	08/04/23	800,764
746,875	i	Vistra Operations Co LLC	LIBOR 1 M + 2.000%	4.090	12/01/25	747,436
		TOTAL UTILITIES				2,547,990

		TOTAL BANK LOAN OBLIGATIONS				89,993,924
		(Cost $90,069,319)
3

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BONDS - 93.4%

CORPORATE BONDS - 32.1%

AUTOMOBILES & COMPONENTS - 0.3%
$1,125,000		Aptiv plc	3.150%	11/19/20	$1,116,022
450,000	g	Dana Financing Luxembourg Sarl	6.500	06/01/26	458,572
3,550,000		General Motors Co	4.200	10/01/27	3,347,250
1,700,000		General Motors Co	6.600	04/01/36	1,810,788
825,000		General Motors Co	6.250	10/02/43	844,933
2,050,000		General Motors Co	5.200	04/01/45	1,859,862
475,000		General Motors Co	6.750	04/01/46	513,483
2,600,000	g	Hyundai Capital America	2.550	04/03/20	2,556,296
1,500,000	g	Hyundai Capital America	3.250	09/20/22	1,453,704
2,000,000	g	Hyundai Capital America	2.750	09/27/26	1,749,192
1,750,000		Magna International, Inc	3.625	06/15/24	1,730,541
1,875,000	g	Nemak SAB de C.V.	4.750	01/23/25	1,828,125
		TOTAL AUTOMOBILES & COMPONENTS			19,268,768

BANKS - 7.6%
1,900,000	g	Akbank TAS	7.200	03/16/27	1,581,919
2,000,000	g	Akbank Turk AS.	6.797	04/27/28	1,566,960
1,750,000		Australia & New Zealand Banking Group Ltd	2.625	05/19/22	1,690,273
1,500,000	g	Banco de Bogota S.A.	6.250	05/12/26	1,561,500
2,000,000	g	Banco de Bogota S.A.	4.375	08/03/27	1,907,000
7,200,000	g	Banco del Estado de Chile	2.668	01/08/21	7,029,072
2,000,000	g	Banco Internacional del Peru SAA Interbank	3.375	01/18/23	1,915,400
2,000,000		Banco Santander S.A.	3.125	02/23/23	1,897,728
1,200,000		Banco Santander S.A.	3.800	02/23/28	1,089,715
9,475,000		Bank of America Corp	2.151	11/09/20	9,272,038
40,000,000		Bank of America Corp	3.550	03/05/24	39,531,061
15,000,000		Bank of America Corp	3.864	07/23/24	14,995,973
2,450,000		Bank of America Corp	3.875	08/01/25	2,434,156
10,450,000		Bank of America Corp	3.248	10/21/27	9,717,117
3,075,000		Bank of America Corp	3.419	12/20/28	2,884,286
3,750,000		Bank of Montreal	3.803	12/15/32	3,503,775
3,375,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	3,355,484
2,100,000		Barclays plc	4.338	05/16/24	2,074,051
1,700,000		Barclays plc	3.650	03/16/25	1,594,285
10,000,000	g	BNG Bank NV	3.000	09/20/23	9,917,173
1,825,000	g	BNP Paribas S.A.	3.375	01/09/25	1,727,099
3,375,000	g	BNP Paribas S.A.	4.375	03/01/33	3,206,317
775,000	g	BPCE S.A.	4.000	09/12/23	764,362
1,825,000	g	BPCE S.A.	4.625	07/11/24	1,806,842
600,000	g	BPCE S.A.	4.500	03/15/25	586,603
8,670,000	g	Canadian Imperial Bank of Commerce	3.150	06/27/21	8,641,495
5,845,000		Capital One Bank USA NA	2.650	08/08/22	5,616,762
1,068,000		Capital One Bank USA NA	3.375	02/15/23	1,038,885
4,330,000		Capital One NA	2.350	01/31/20	4,281,746
10,000,000		Citigroup, Inc	4.044	06/01/24	10,036,769
10,975,000		Citigroup, Inc	3.200	10/21/26	10,244,816
2,200,000		Citigroup, Inc	4.300	11/20/26	2,167,652
6,800,000		Citigroup, Inc	3.668	07/24/28	6,476,019
5,000,000		Citigroup, Inc	4.650	07/23/48	5,049,099
2,225,000		Citizens Bank NA	2.650	05/26/22	2,139,124
2,050,000		Compass Bank	2.875	06/29/22	1,977,033
4

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950%	11/09/22	$372,565
2,700,000	g	Cooperatieve Rabobank UA	3.875	09/26/23	2,691,662
6,925,000		Cooperatieve Rabobank UA	3.750	07/21/26	6,537,692
1,250,000	g	Credit Agricole S.A.	2.500	04/15/19	1,248,280
1,425,000	g	Credit Agricole S.A.	2.375	07/01/21	1,382,260
7,475,000	g	Credit Agricole S.A.	3.250	10/04/24	7,009,809
2,000,000	g	Credit Bank of Moscow Via CBOM Finance plc	5.550	02/14/23	1,834,302
1,525,000	g	DBS Group Holdings Ltd	4.520	12/11/28	1,539,064
3,275,000		Deutsche Bank AG.	3.950	02/27/23	3,179,467
1,000,000		Discover Bank	3.200	08/09/21	986,757
5,400,000		Discover Bank	3.450	07/27/26	5,022,124
4,625,000		HSBC Holdings plc	2.650	01/05/22	4,487,629
2,050,000		HSBC Holdings plc	3.262	03/13/23	2,008,206
1,475,000		HSBC Holdings plc	3.033	11/22/23	1,424,268
12,800,000		HSBC Holdings plc	3.950	05/18/24	12,713,156
1,250,000		HSBC Holdings plc	3.900	05/25/26	1,211,584
5,100,000		HSBC Holdings plc	4.292	09/12/26	5,043,042
2,300,000		HSBC Holdings plc	4.375	11/23/26	2,259,418
2,025,000		HSBC Holdings plc	4.041	03/13/28	1,949,619
4,100,000		Huntington National Bank	2.500	08/07/22	3,928,163
3,000,000	g	Intercorp Financial Services, Inc	4.125	10/19/27	2,746,500
1,100,000	g	Intesa Sanpaolo S.p.A	3.875	01/12/28	931,610
8,700,000		JPMorgan Chase & Co	2.750	06/23/20	8,634,401
8,550,000		JPMorgan Chase & Co	2.295	08/15/21	8,311,773
3,425,000		JPMorgan Chase & Co	2.776	04/25/23	3,326,338
35,000,000		JPMorgan Chase & Co	3.797	07/23/24	34,972,468
5,250,000		JPMorgan Chase & Co	3.200	06/15/26	4,973,737
3,975,000		JPMorgan Chase & Co	2.950	10/01/26	3,691,073
13,000,000		JPMorgan Chase & Co	4.203	07/23/29	12,936,220
1,825,000		JPMorgan Chase & Co	3.882	07/24/38	1,704,488
2,945,000		KeyBank NA	2.500	12/15/19	2,929,171
900,000	g	Macquarie Bank Ltd	2.600	06/24/19	897,772
2,550,000		Manufacturers & Traders Trust Co	2.100	02/06/20	2,519,098
10,000,000		Mitsubishi UFJ Financial Group, Inc	3.761	07/26/23	9,946,675
4,175,000	g	Mitsubishi UFJ Trust & Banking Corp	2.450	10/16/19	4,152,763
3,800,000		Mizuho Financial Group, Inc	3.922	09/11/24	3,775,672
4,150,000		PNC Bank NA	2.600	07/21/20	4,120,117
1,800,000		PNC Bank NA	2.450	11/05/20	1,770,077
1,750,000		PNC Bank NA	2.700	11/01/22	1,685,489
1,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	1,492,063
5,000,000		Royal Bank of Scotland Group plc	3.498	05/15/23	4,844,048
3,125,000		Santander Holdings USA, Inc	3.400	01/18/23	3,013,009
1,525,000		Santander Holdings USA, Inc	4.400	07/13/27	1,457,380
900,000		Santander UK Group Holdings plc	3.571	01/10/23	874,224
3,600,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	3,542,353
1,700,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	1,684,519
8,150,000		Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	7,885,945
10,000,000		SunTrust Bank	3.689	08/02/24	9,915,607
1,675,000		SunTrust Banks, Inc	2.900	03/03/21	1,655,764
1,075,000		SunTrust Banks, Inc	2.750	05/01/23	1,035,423
2,600,000		SunTrust Banks, Inc	4.000	05/01/25	2,604,627
3,350,000		Toronto-Dominion Bank	1.850	09/11/20	3,273,836
5

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,300,000		Toronto-Dominion Bank		3.625%	09/15/31	$1,220,857
2,500,000	g	Turkiye Garanti Bankasi AS.		6.125	05/24/27	2,087,190
2,300,000	g	Turkiye Is Bankasi		6.125	04/25/24	1,905,633
2,000,000	g	Turkiye Vakiflar Bankasi TAO		5.750	01/30/23	1,710,684
1,050,000	g	UBS AG.		2.450	12/01/20	1,028,182
950,000	g	UBS AG.		4.500	06/26/48	981,963
1,550,000		UnionBanCal Corp		3.500	06/18/22	1,539,991
9,100,000		Wells Fargo Bank NA		3.325	07/23/21	9,089,037
5,100,000		Westpac Banking Corp		4.322	11/23/31	4,911,580
2,400,000	g	Yapi ve Kredi Bankasi AS.		5.850	06/21/24	2,055,518
		TOTAL BANKS				435,943,531

CAPITAL GOODS - 0.7%
5,000,000	g	Adani Ports & Special Economic Zone Ltd		3.950	01/19/22	4,897,975
675,000	g	Cleaver-Brooks, Inc		7.875	03/01/23	690,187
225,000	g	Cloud Crane LLC		10.125	08/01/24	246,375
3,000,000		General Electric Co		4.125	10/09/42	2,670,985
2,500,000		Illinois Tool Works, Inc		2.650	11/15/26	2,312,088
2,250,000		Ingersoll-Rand Global Holding Co Ltd		3.750	08/21/28	2,185,444
1,675,000	g	Korea East-West Power Co Ltd		3.875	07/19/23	1,671,749
2,075,000		Lockheed Martin Corp		2.500	11/23/20	2,046,007
1,275,000		Lockheed Martin Corp		3.550	01/15/26	1,258,234
1,625,000	g	Molex Electronic Technologies LLC		2.878	04/15/20	1,607,163
2,503,000	g	Molex Electronic Technologies LLC		3.900	04/15/25	2,452,512
1,600,000		Mosaic Co		4.875	11/15/41	1,469,880
2,775,000		Rockwell Collins, Inc		3.500	03/15/27	2,635,448
2,100,000		Roper Technologies, Inc		4.200	09/15/28	2,088,341
790,000	g	Stena AB		7.000	02/01/24	746,550
950,000		Textron, Inc		3.875	03/01/25	933,597
250,000		Trimble, Inc		4.900	06/15/28	251,298
900,000		United Technologies Corp		4.450	11/16/38	892,606
4,875,000		United Technologies Corp		3.750	11/01/46	4,259,647
750,000		Wabtec Corp		4.700	09/15/28	735,756
		TOTAL CAPITAL GOODS				36,051,842

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
500,000		AECOM		5.125	03/15/27	487,550
2,249,529	g	British Airways		3.800	09/20/31	2,249,529
1,000,000	g	Herc Rentals, Inc		7.750	06/01/24	1,076,060
2,000,000	g,i	Nakama Re Ltd	LIBOR 6 M + 1.820%	4.280	10/13/21	2,023,200
1,550,000		RELX Capital, Inc		3.500	03/16/23	1,529,863
3,400,000		Republic Services, Inc		3.550	06/01/22	3,398,722
2,225,000		Republic Services, Inc		2.900	07/01/26	2,068,915
100,000	g	Ritchie Bros Auctioneers, Inc		5.375	01/15/25	99,950
650,000		United Rentals North America, Inc		5.500	07/15/25	663,000
1,000,000		United Rentals North America, Inc		5.875	09/15/26	1,026,250
1,800,000		Waste Management, Inc		2.900	09/15/22	1,759,618
3,025,000		Waste Management, Inc		3.150	11/15/27	2,877,785
500,000		Waste Management, Inc		3.900	03/01/35	487,997
550,000		Waste Management, Inc		4.100	03/01/45	539,498
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				20,287,937
6

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
CONSUMER DURABLES & APPAREL - 0.1%
$2,000,000		Lennar Corp	4.500%	04/30/24	$1,958,400
650,000	g	LGI Homes, Inc	6.875	07/15/26	638,625
3,700,000		Newell Rubbermaid, Inc	4.200	04/01/26	3,517,549
		TOTAL CONSUMER DURABLES & APPAREL			6,114,574

CONSUMER SERVICES - 0.1%
250,000		ADT Corp	6.250	10/15/21	262,252
500,000		ADT Corp	4.125	06/15/23	478,115
200,000		Boyd Gaming Corp	6.375	04/01/26	205,900
540,000		Boyd Gaming Corp	6.000	08/15/26	544,050
4,000,000		George Washington University	3.545	09/15/46	3,581,955
540,000	g	International Game Technology plc	6.250	01/15/27	547,087
1,797,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	1,921,891
1,025,000	g	Sands China Ltd	5.125	08/08/25	1,022,509
700,000	g	ServiceMaster Co LLC	5.125	11/15/24	691,152
600,000		Speedway Motorsports, Inc	5.125	02/01/23	599,250
1,600,000		Trustees of Dartmouth College	3.474	06/01/46	1,467,225
		TOTAL CONSUMER SERVICES			11,321,386

DIVERSIFIED FINANCIALS - 2.8%
2,150,000		AerCap Ireland Capital DAC	4.125	07/03/23	2,133,698
600,000		AerCap Ireland Capital Ltd	5.000	10/01/21	617,128
3,375,000		American Express Co	2.500	08/01/22	3,238,247
1,025,000		American Express Credit Corp	2.700	03/03/22	998,521
2,000,000		American Express Credit Corp	3.300	05/03/27	1,920,931
800,000	g	Avolon Holdings Funding Ltd	5.125	10/01/23	807,000
580,000		Bank of New York Mellon Corp	5.450	05/15/19	589,733
1,775,000		Bank of New York Mellon Corp	3.500	04/28/23	1,770,398
2,525,000	g	Bayer US Finance LLC	2.375	10/08/19	2,508,308
455,000	g	BBVA Bancomer S.A.	5.350	11/12/29	435,662
2,850,000	g	BBVA Bancomer S.A.	5.125	01/18/33	2,589,937
3,075,000		Berkshire Hathaway, Inc	3.125	03/15/26	2,965,315
1,900,000	g	Comcel Trust	6.875	02/06/24	1,942,750
2,500,000	g	Credit Suisse Group AG.	2.997	12/14/23	2,384,916
2,475,000	g	Credit Suisse Group AG.	4.282	01/09/28	2,405,790
3,950,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	3,903,829
1,650,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,590,753
2,075,000		Ford Motor Credit Co LLC	3.096	05/04/23	1,945,922
5,000,000		Ford Motor Credit Co LLC	3.664	09/08/24	4,675,952
4,025,000		Ford Motor Credit Co LLC	3.815	11/02/27	3,598,654
10,313,000		GE Capital International Funding Co	2.342	11/15/20	10,076,560
5,500,000		GE Capital International Funding Co	3.373	11/15/25	5,233,560
1,175,000		GE Capital International Funding Co	4.418	11/15/35	1,101,288
232,000		General Electric Capital Corp	6.875	01/10/39	289,408
2,050,000		General Motors Financial Co, Inc	3.950	04/13/24	1,995,999
4,650,000		Goldman Sachs Group, Inc	3.500	01/23/25	4,502,341
15,650,000		Goldman Sachs Group, Inc	3.691	06/05/28	14,887,471
1,900,000		Goldman Sachs Group, Inc	4.017	10/31/38	1,759,031
600,000		Goldman Sachs Group, Inc	4.800	07/08/44	613,027
7

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000	g	GrupoSura Finance S.A.	5.500%	04/29/26	$2,043,000
900,000		Icahn Enterprises LP	6.250	02/01/22	922,500
6,675,000	g	ICICI Bank Ltd	3.800	12/14/27	5,993,069
1,900,000		International Lease Finance Corp	5.875	08/15/22	2,009,467
1,100,000		Jefferies Group LLC	4.150	01/23/30	987,778
350,000		Legg Mason, Inc	2.700	07/15/19	349,590
475,000		Legg Mason, Inc	3.950	07/15/24	468,332
2,400,000		Morgan Stanley	3.125	01/23/23	2,337,660
6,000,000		Morgan Stanley	3.737	04/24/24	5,957,494
5,475,000		Morgan Stanley	3.700	10/23/24	5,388,968
6,075,000		Morgan Stanley	3.125	07/27/26	5,656,777
5,225,000		Morgan Stanley	3.625	01/20/27	5,014,293
396,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	398,455
2,000,000		National Rural Utilities Cooperative Finance Corp	3.400	02/07/28	1,940,193
135,000		Navient Corp	6.625	07/26/21	140,737
2,000,000	g	Nederlandse Waterschapsbank NV	2.125	11/15/21	1,941,464
1,525,000	g	Quicken Loans, Inc	5.250	01/15/28	1,416,344
7,400,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	6,829,280
2,075,000		TD Ameritrade Holding Corp	3.300	04/01/27	1,986,815
1,650,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	1,634,259
5,925,000	g	UBS Group Funding Jersey Ltd	2.650	02/01/22	5,726,456
3,075,000		Unilever Capital Corp	2.900	05/05/27	2,895,893
11,475,000		Wells Fargo & Co	2.625	07/22/22	11,081,089
7,300,000		Wells Fargo & Co	3.584	05/22/28	6,998,320
		TOTAL DIVERSIFIED FINANCIALS			163,600,362

ENERGY - 3.5%
1,450,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600	11/02/47	1,411,183
875,000		AmeriGas Partners LP	5.625	05/20/24	868,437
1,075,000		AmeriGas Partners LP	5.875	08/20/26	1,066,937
2,050,000		Anadarko Petroleum Corp	5.550	03/15/26	2,178,139
1,950,000		Anadarko Petroleum Corp	4.500	07/15/44	1,783,359
875,000		Andeavor Logistics LP	4.250	12/01/27	854,479
1,000,000		Andeavor Logistics LP	5.200	12/01/47	997,223
500,000	g	APT Pipelines Ltd	4.250	07/15/27	487,529
2,200,000		BP Capital Markets America, Inc	3.796	09/21/25	2,206,974
3,400,000		BP Capital Markets plc	2.315	02/13/20	3,368,557
1,200,000		BP Capital Markets plc	2.520	09/19/22	1,159,245
3,000,000		BP Capital Markets plc	3.588	04/14/27	2,932,326
7,050,000		BP Capital Markets plc	3.279	09/19/27	6,740,618
74,000	g	California Resources Corp	8.000	12/15/22	70,577
58,000		California Resources Corp	6.000	11/15/24	49,300
275,000		Calumet Specialty Products Partners LP	6.500	04/15/21	273,625
2,000,000		Calumet Specialty Products Partners LP	7.625	01/15/22	2,005,000
5,000,000		Canadian Natural Resources Ltd	3.850	06/01/27	4,867,035
2,050,000		Cenovus Energy, Inc	4.450	09/15/42	1,794,482
1,000,000	g	Cheniere Energy Partners LP	5.625	10/01/26	1,007,200
4,467,000		Cimarex Energy Co	3.900	05/15/27	4,262,492
2,200,000	g	Colonial Pipeline Co	4.250	04/15/48	2,104,664
4,175,000		Concho Resources, Inc	3.750	10/01/27	3,983,076
2,600,000		Continental Resources, Inc	3.800	06/01/24	2,548,944
8

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,000,000		Continental Resources, Inc	4.375%	01/15/28	$4,959,661
1,125,000		Crestwood Midstream Partners LP	5.750	04/01/25	1,148,906
1,500,000	g	Denbury Resources, Inc	7.500	02/15/24	1,545,000
1,300,000		Devon Energy Corp	5.000	06/15/45	1,298,586
2,000,000		Ecopetrol S.A.	5.375	06/26/26	2,060,000
5,000,000		Enbridge, Inc	3.700	07/15/27	4,826,570
4,775,000		Energy Transfer Partners LP	4.750	01/15/26	4,822,702
1,250,000		Enterprise Products Operating LLC	3.700	02/15/26	1,230,409
900,000		Enterprise Products Operating LLC	4.450	02/15/43	871,372
950,000		Enterprise Products Operating LLC	4.850	03/15/44	966,839
1,425,000		Enterprise Products Operating LLC	4.250	02/15/48	1,339,316
472,000	g	EP Energy LLC	9.375	05/01/24	389,400
1,425,000		Exterran Partners LP	6.000	10/01/22	1,437,469
50,000		Exxon Mobil Corp	2.222	03/01/21	49,031
1,100,000		Genesis Energy LP	6.500	10/01/25	1,073,875
2,125,000		Genesis Energy LP	6.250	05/15/26	2,024,062
1,450,000	g	Hess Infrastructure Partners LP	5.625	02/15/26	1,464,500
1,100,000		HollyFrontier Corp	5.875	04/01/26	1,172,088
1,500,000		Husky Energy, Inc	3.950	04/15/22	1,512,183
1,200,000	g	KazMunayGas National Co JSC	5.375	04/24/30	1,220,166
775,000		Kinder Morgan, Inc	9.000	02/01/19	790,113
3,275,000		Kinder Morgan, Inc	4.300	03/01/28	3,244,615
535,000		Kinder Morgan, Inc	5.300	12/01/34	552,385
1,250,000		Kinder Morgan, Inc	5.400	09/01/44	1,281,334
1,250,000		Marathon Oil Corp	2.700	06/01/20	1,233,736
2,000,000		Marathon Oil Corp	4.400	07/15/27	1,998,858
1,000,000		Marathon Oil Corp	5.200	06/01/45	1,041,027
3,500,000		MPLX LP	4.125	03/01/27	3,407,488
2,075,000		MPLX LP	4.000	03/15/28	1,994,692
2,175,000		MPLX LP	4.500	04/15/38	2,047,405
2,175,000		MPLX LP	4.700	04/15/48	2,033,638
125,000		Murphy Oil Corp	6.875	08/15/24	132,309
200,000		Murphy Oil USA, Inc	5.625	05/01/27	198,500
300,000		Noble Energy, Inc	3.900	11/15/24	294,533
8,000,000		Noble Energy, Inc	3.850	01/15/28	7,553,028
2,200,000		Noble Energy, Inc	5.050	11/15/44	2,128,039
500,000		Noble Energy, Inc	4.950	08/15/47	478,084
1,000,000	g	Oasis Petroleum, Inc	6.250	05/01/26	1,020,750
2,150,000		ONE Gas, Inc	2.070	02/01/19	2,142,311
700,000		ONE Gas, Inc	3.610	02/01/24	693,840
800,000		ONEOK, Inc	4.000	07/13/27	773,200
2,175,000		ONEOK, Inc	4.550	07/15/28	2,184,603
2,000,000	g	Pertamina Persero PT	5.625	05/20/43	1,965,110
2,425,000	g	Peru LNG Srl	5.375	03/22/30	2,416,513
600,000		Petrobras Global Finance BV	5.299	01/27/25	560,400
1,167,000		Petrobras Global Finance BV	5.999	01/27/28	1,076,558
2,000,000	g	Petroleos del Peru S.A.	4.750	06/19/32	1,938,400
2,050,000		Petroleos Mexicanos	6.375	02/04/21	2,149,446
2,050,000		Petroleos Mexicanos	3.500	01/30/23	1,943,400
800,000		Petroleos Mexicanos	4.250	01/15/25	755,200
3,050,000		Petroleos Mexicanos	6.500	03/13/27	3,115,575
2,100,000	g	Petroleos Mexicanos	5.350	02/12/28	1,979,250
9

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,075,000		Petroleos Mexicanos	5.625%	01/23/46	$912,568
2,075,000	g	Petroleos Mexicanos	6.350	02/12/48	1,900,700
6,000,000		Phillips 66	3.900	03/15/28	5,914,861
2,125,000		Phillips 66 Partners LP	3.550	10/01/26	2,003,368
5,000,000		Phillips 66 Partners LP	3.750	03/01/28	4,758,097
775,000		Phillips 66 Partners LP	4.680	02/15/45	733,312
950,000		Phillips 66 Partners LP	4.900	10/01/46	931,081
615,000		Pioneer Natural Resources Co	7.500	01/15/20	647,352
2,125,000		Pioneer Natural Resources Co	3.450	01/15/21	2,124,312
1,675,000		Pioneer Natural Resources Co	4.450	01/15/26	1,715,286
450,000		Regency Energy Partners LP	4.500	11/01/23	456,383
2,500,000	g	Reliance Industries Ltd	3.667	11/30/27	2,294,925
3,125,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	3,029,850
1,325,000		Shell International Finance BV	3.250	05/11/25	1,299,382
1,750,000		Shell International Finance BV	4.000	05/10/46	1,709,693
1,125,000		SM Energy Co	6.625	01/15/27	1,162,969
1,000,000		Southwestern Energy Co	7.500	04/01/26	1,047,500
1,250,000		Spectra Energy Partners LP	3.500	03/15/25	1,203,916
1,700,000		Statoil ASA	2.450	01/17/23	1,637,263
1,300,000		Suncor Energy, Inc	4.000	11/15/47	1,223,477
1,975,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	1,874,212
450,000	g	Sunoco LP	4.875	01/15/23	445,500
125,000		Targa Resources Partners LP	5.125	02/01/25	125,625
475,000	g	Targa Resources Partners LP	5.875	04/15/26	489,844
90,000		Tesoro Logistics LP	6.375	05/01/24	95,400
550,000		Tesoro Logistics LP	5.250	01/15/25	563,299
550,000	g	Transocean Guardian Ltd	5.875	01/15/24	554,813
650,000	g	Transocean Pontus Ltd	6.125	08/01/25	660,556
175,000	g	Transocean, Inc	7.500	01/15/26	180,688
3,725,000	g	Tullow Oil plc	7.000	03/01/25	3,631,875
1,260,000	g	USA Compression Partners LP	6.875	04/01/26	1,300,950
480,000		Vale Overseas Ltd	6.875	11/21/36	558,240
2,175,000		Valero Energy Partners LP	4.500	03/15/28	2,135,436
1,350,000		Western Gas Partners LP	3.950	06/01/25	1,286,882
1,050,000		Western Gas Partners LP	4.650	07/01/26	1,028,735
400,000		Whiting Petroleum Corp	6.625	01/15/26	416,000
850,000		Williams Partners LP	3.600	03/15/22	844,870
1,500,000		Williams Partners LP	3.750	06/15/27	1,431,431
625,000		Williams Partners LP	4.900	01/15/45	607,163
2,100,000	g	YPF S.A.	6.950	07/21/27	1,836,870
3,250,000	g	YPF S.A.	7.000	12/15/47	2,575,658
		TOTAL ENERGY			198,908,218

FOOD & STAPLES RETAILING - 0.9%
255,000		Albertsons Cos LLC	6.625	06/15/24	245,119
13,275,000		CVS Health Corp	3.700	03/09/23	13,215,622
5,425,000		CVS Health Corp	2.875	06/01/26	4,972,682
17,825,000		CVS Health Corp	4.300	03/25/28	17,649,087
7,250,000		CVS Health Corp	4.780	03/25/38	7,193,539
1,450,000		CVS Health Corp	5.050	03/25/48	1,481,387
1,600,000		Ingles Markets, Inc	5.750	06/15/23	1,620,000
1,750,000		Kroger Co	3.700	08/01/27	1,675,415
2,200,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	2,090,331
		TOTAL FOOD & STAPLES RETAILING			50,143,182
10

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
FOOD, BEVERAGE & TOBACCO - 1.1%
$3,350,000		Anheuser-Busch InBev Finance, Inc	2.650%	02/01/21	$3,301,961
1,575,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	1,554,902
25,500,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	24,743,924
2,425,000		Anheuser-Busch InBev Worldwide, Inc	4.600	04/15/48	2,345,216
4,100,000	g	BAT Capital Corp	3.557	08/15/27	3,815,996
6,500,000		Constellation Brands, Inc	3.600	02/15/28	6,078,795
425,000	g	Cosan Ltd	5.950	09/20/24	400,988
2,000,000		Diageo Capital plc	3.500	09/18/23	2,006,230
1,775,000		Diageo Capital plc	3.875	05/18/28	1,784,851
2,000,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	1,843,560
2,675,000	g	Heineken NV	3.500	01/29/28	2,552,937
1,150,000	g	Heineken NV	4.350	03/29/47	1,121,109
5,000,000		Kellogg Co	3.400	11/15/27	4,644,793
3,275,000		Mondelez International, Inc	4.125	05/07/28	3,234,281
1,100,000		PepsiCo, Inc	3.450	10/06/46	987,006
200,000		Philip Morris International, Inc	6.375	05/16/38	240,431
1,150,000		Tyson Foods, Inc	3.900	09/28/23	1,154,258
1,500,000		Tyson Foods, Inc	3.550	06/02/27	1,414,978
2,525,000		Tyson Foods, Inc	5.100	09/28/48	2,571,138
		TOTAL FOOD, BEVERAGE & TOBACCO			65,797,354

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
4,250,000		Anthem, Inc	3.650	12/01/27	4,038,990
5,350,000		Becton Dickinson and Co	3.700	06/06/27	5,114,759
2,100,000		Cardinal Health, Inc	3.410	06/15/27	1,937,211
500,000	g	Change Healthcare Holdings LLC	5.750	03/01/25	496,250
750,000		Covidien International Finance S.A.	3.200	06/15/22	742,297
1,370,000		Dartmouth-Hitchcock Health	4.178	08/01/48	1,320,048
500,000		Encompass Health Corp	5.750	09/15/25	503,750
2,000,000		HCA, Inc	5.375	02/01/25	2,040,000
1,300,000		Medtronic, Inc	4.625	03/15/45	1,374,577
825,000		Tenet Healthcare Corp	4.625	07/15/24	801,900
450,000		Tenet Healthcare Corp	6.875	11/15/31	402,840
2,640,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	2,447,620
575,000		Thermo Fisher Scientific, Inc	3.200	08/15/27	537,446
750,000		Zimmer Biomet Holdings, Inc	3.700	03/19/23	744,887
1,470,000		Zimmer Holdings, Inc	3.550	04/01/25	1,409,908
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			23,912,483

INSURANCE - 1.1%
3,900,000		ACE INA Holdings, Inc	2.875	11/03/22	3,816,793
285,000		Aetna, Inc	6.625	06/15/36	346,636
1,700,000		Allstate Corp	3.280	12/15/26	1,636,203
2,400,000		Allstate Corp	5.750	08/15/53	2,472,000
975,000		American Financial Group, Inc	3.500	08/15/26	907,246
2,400,000		American International Group, Inc	3.900	04/01/26	2,348,351
4,725,000		American International Group, Inc	4.200	04/01/28	4,672,584
3,740,000		Aon plc	3.500	06/14/24	3,646,819
1,800,000		Children’s Hospital Medic	4.268	05/15/44	1,807,433
11

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,100,000		CNA Financial Corp		3.950%	05/15/24	$1,093,849
975,000		CNA Financial Corp		3.450	08/15/27	902,332
7,500,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.600%	4.158	07/13/20	7,596,750
2,300,000	g	Five Corners Funding Trust		4.419	11/15/23	2,359,902
350,000		Hartford Financial Services Group, Inc		4.300	04/15/43	331,186
2,400,000		HCA, Inc		5.625	09/01/28	2,412,000
1,875,000		Humana, Inc		3.950	03/15/27	1,842,086
1,050,000	g	Liberty Mutual Group, Inc		4.250	06/15/23	1,061,447
850,000		Lincoln National Corp		3.800	03/01/28	820,101
5,383,000		Markel Corp		3.500	11/01/27	5,010,751
1,400,000		Marsh & McLennan Cos, Inc		3.500	06/03/24	1,369,009
1,775,000		MetLife, Inc		3.600	11/13/25	1,767,806
630,000		Prudential Financial, Inc		7.375	06/15/19	649,853
3,275,000		Prudential Financial, Inc		3.878	03/27/28	3,244,875
1,190,000	g	Prudential Funding LLC		6.750	09/15/23	1,322,201
3,675,000		Travelers Cos, Inc		4.000	05/30/47	3,517,302
1,525,000		UnitedHealth Group, Inc		2.950	10/15/27	1,427,587
1,375,000		UnitedHealth Group, Inc		3.750	10/15/47	1,276,139
6,250,000	g,i	Vitality Re IX Ltd		3.796	01/10/22	6,300,000
400,000	g	WellCare Health Plans, Inc		5.375	08/15/26	407,000
410,000		WR Berkley Corp		5.375	09/15/20	422,720
		TOTAL INSURANCE				66,788,961
MATERIALS - 0.9%
1,050,000		Albemarle Corp		5.450	12/01/44	1,094,437
100,000	g	Alcoa Nederland Holding BV		6.750	09/30/24	105,750
100,000	g	Alcoa Nederland Holding BV		7.000	09/30/26	107,375
300,000	g	Alcoa Nederland Holding BV		6.125	05/15/28	308,250
370,000		Bemis Co, Inc		3.100	09/15/26	334,484
1,750,000	g	Corp Nacional del Cobre de Chile-CODELCO		3.625	08/01/27	1,673,630
1,025,000	g	CRH America Finance, Inc		3.400	05/09/27	955,487
1,325,000	g	CRH America Finance, Inc		3.950	04/04/28	1,283,111
900,000	g	CRH America Finance, Inc		4.500	04/04/48	824,434
1,325,000		Dow Chemical Co		4.375	11/15/42	1,255,140
335,000		Eastman Chemical Co		5.500	11/15/19	344,082
150,000	g	FMG Resources Ltd		4.750	05/15/22	148,500
2,125,000	g	Glencore Funding LLC		4.000	03/27/27	1,993,658
1,975,000	g	Grupo Cementos de Chihuahua SAB de C.V.		5.250	06/23/24	1,967,100
450,000		International Flavors & Fragrances, Inc		4.450	09/26/28	453,766
1,000,000		International Flavors & Fragrances, Inc		5.000	09/26/48	1,000,035
2,000,000		International Paper Co		5.000	09/15/35	2,031,324
3,500,000		International Paper Co		5.150	05/15/46	3,601,043
3,800,000		International Paper Co		4.350	08/15/48	3,460,584
2,125,000	g	Inversiones CMPC S.A.		4.375	04/04/27	2,073,391
375,000	g	Israel Chemicals Ltd		6.375	05/31/38	374,037
500,000	g	James Hardie International Finance DAC		4.750	01/15/25	483,850
1,800,000	g	Klabin Finance S.A.		4.875	09/19/27	1,590,750
2,025,000		LYB International Finance II BV		3.500	03/02/27	1,894,002
1,300,000		Martin Marietta Materials, Inc		4.250	12/15/47	1,108,436
950,000		Newmont Mining Corp		3.500	03/15/22	941,794
1,200,000		Newmont Mining Corp		4.875	03/15/42	1,166,518
2,000,000	g	Nova Chemicals Corp		4.875	06/01/24	1,925,500
1,100,000		Nucor Corp		3.950	05/01/28	1,097,745
12

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,725,000		Nutrien Ltd	3.375%	03/15/25	$1,634,980
940,000	g	OCI NV	6.625	04/15/23	971,162
2,000,000	g	OCP S.A.	4.500	10/22/25	1,918,534
2,000,000		Olin Corp	5.125	09/15/27	1,925,000
720,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	740,700
1,650,000	g	POSCO	4.000	08/01/23	1,647,625
1,500,000		Rio Tinto Finance USA Ltd	3.750	06/15/25	1,508,275
3,045,000		Rock Tenn Co	3.500	03/01/20	3,045,009
1,450,000		Sherwin-Williams Co	3.450	06/01/27	1,379,065
1,000,000	g	Tronox Finance plc	5.750	10/01/25	927,500
1,000,000	g	Tronox, Inc	6.500	04/15/26	963,750
800,000		Westlake Chemical Corp	3.600	08/15/26	752,005
		TOTAL MATERIALS			53,011,818

MEDIA - 1.4%
4,500,000		21st Century Fox America, Inc	3.000	09/15/22	4,431,343
110,000		21st Century Fox America, Inc	7.625	11/30/28	138,853
85,000		21st Century Fox America, Inc	6.550	03/15/33	106,930
1,330,000		21st Century Fox America, Inc	6.900	08/15/39	1,807,891
900,000		AMC Entertainment Holdings, Inc	5.875	02/15/22	906,750
600,000	g	CBS Corp	2.900	06/01/23	570,623
1,100,000		CBS Corp	2.900	01/15/27	983,586
800,000		CBS Corp	3.375	02/15/28	732,691
1,000,000	g	CBS Radio, Inc	7.250	11/01/24	960,980
1,000,000	g	CCO Holdings LLC	5.875	04/01/24	1,021,250
1,000,000	g	Cequel Communications Holdings I LLC	7.500	04/01/28	1,047,500
1,275,000		Charter Communications Operating LLC	3.579	07/23/20	1,275,764
8,380,000		Charter Communications Operating LLC	4.464	07/23/22	8,518,837
9,425,000		Charter Communications Operating LLC	4.908	07/23/25	9,565,944
4,000,000		Charter Communications Operating LLC	5.375	05/01/47	3,813,075
10,300,000		Comcast Corp	2.350	01/15/27	9,057,240
4,525,000		Comcast Corp	3.200	07/15/36	3,770,851
1,000,000		Comcast Corp	3.900	03/01/38	914,521
2,000,000	g	CSC Holdings LLC	6.625	10/15/25	2,107,500
1,250,000		Discovery Communications LLC	2.950	03/20/23	1,197,357
3,750,000		Discovery Communications LLC	3.950	03/20/28	3,560,000
1,000,000		DISH DBS Corp	7.750	07/01/26	947,500
575,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	618,844
125,000	g	EW Scripps Co	5.125	05/15/25	120,156
550,000	g	Gray Television, Inc	5.875	07/15/26	545,188
960,000	g	Meredith Corp	6.875	02/01/26	984,000
1,475,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	1,468,382
1,175,000		NBC Universal Media LLC	2.875	01/15/23	1,141,750
125,000	g	Nielsen Finance LLC	5.000	04/15/22	121,999
90,000	g	Tegna, Inc	4.875	09/15/21	90,112
150,000	g	Tegna, Inc	5.500	09/15/24	151,688
250,000		Time Warner Cable, Inc	5.875	11/15/40	252,040
4,350,000		Time Warner, Inc	2.100	06/01/19	4,327,567
1,000,000		Time Warner, Inc	2.950	07/15/26	906,250
4,250,000		Time Warner, Inc	3.800	02/15/27	4,062,976
2,000,000		Viacom, Inc	3.450	10/04/26	1,879,217
13

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Viacom, Inc	5.850%	09/01/43	$211,271
125,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	125,000
		TOTAL MEDIA			74,443,426

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
925,000		Abbott Laboratories	3.875	09/15/25	930,529
10,750,000		Abbott Laboratories	3.750	11/30/26	10,716,087
1,200,000		Abbott Laboratories	5.300	05/27/40	1,329,926
2,500,000		AbbVie, Inc	3.750	11/14/23	2,487,305
5,500,000		AbbVie, Inc	3.200	05/14/26	5,119,489
7,375,000		AbbVie, Inc	4.250	11/14/28	7,264,629
2,072,000		AbbVie, Inc	4.400	11/06/42	1,915,500
2,900,000		Actavis Funding SCS	3.800	03/15/25	2,838,685
3,000,000		Actavis Funding SCS	4.550	03/15/35	2,912,955
1,775,000		AstraZeneca plc	3.125	06/12/27	1,655,716
3,625,000		AstraZeneca plc	4.000	01/17/29	3,558,747
2,400,000	g	Bayer US Finance II LLC	4.375	12/15/28	2,349,884
1,650,000	g	Bayer US Finance II LLC	4.875	06/25/48	1,600,459
900,000		Celgene Corp	3.875	08/15/25	886,178
4,500,000		Celgene Corp	3.450	11/15/27	4,199,113
2,150,000		Celgene Corp	3.900	02/20/28	2,068,169
4,825,000		Gilead Sciences, Inc	2.950	03/01/27	4,488,647
635,000		Gilead Sciences, Inc	4.000	09/01/36	610,981
875,000		Gilead Sciences, Inc	4.150	03/01/47	827,483
6,550,000		GlaxoSmithKline Capital, Inc	3.875	05/15/28	6,614,531
2,700,000		Johnson & Johnson	2.900	01/15/28	2,559,191
1,250,000		Johnson & Johnson	3.400	01/15/38	1,162,947
1,075,000		Mylan NV	3.950	06/15/26	1,016,928
2,075,000	g	Mylan, Inc	4.550	04/15/28	2,016,343
3,050,000		Novartis Capital Corp	3.000	11/20/25	2,926,953
3,000,000		Teva Pharmaceutical Finance Netherlands III BV	6.000	04/15/24	3,045,742
5,850,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	4,868,114
500,000	g	Valeant Pharmaceuticals International, Inc	5.500	03/01/23	481,000
500,000	g	VRX Escrow Corp	5.875	05/15/23	485,375
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			82,937,606

REAL ESTATE - 1.1%
5,450,000		Alexandria Real Estate Equities, Inc	3.450	04/30/25	5,209,369
450,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	433,751
675,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	647,329
1,450,000		American Tower Corp	3.000	06/15/23	1,395,645
600,000		American Tower Corp	3.375	10/15/26	558,492
1,200,000		American Tower Corp	3.600	01/15/28	1,120,546
3,000,000		Boston Properties LP	3.200	01/15/25	2,869,363
1,975,000		Brandywine Operating Partnership LP	3.950	02/15/23	1,961,760
1,125,000		Brandywine Operating Partnership LP	4.100	10/01/24	1,103,712
900,000		Brandywine Operating Partnership LP	3.950	11/15/27	850,007
2,225,000		Brixmor Operating Partnership LP	3.850	02/01/25	2,143,033
1,340,000		Brixmor Operating Partnership LP	4.125	06/15/26	1,298,543
1,075,000		Brixmor Operating Partnership LP	3.900	03/15/27	1,018,070
14

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$630,000		Camden Property Trust	4.625%	06/15/21	$645,899
1,650,000		Camden Property Trust	2.950	12/15/22	1,603,411
2,000,000		Camden Property Trust	4.250	01/15/24	2,022,384
980,000		Crown Castle International Corp	4.875	04/15/22	1,010,995
1,225,000		Crown Castle International Corp	3.700	06/15/26	1,170,080
400,000		Crown Castle International Corp	3.650	09/01/27	375,633
646,000		DDR Corp	3.625	02/01/25	611,834
1,000,000		DDR Corp	4.700	06/01/27	1,005,054
3,300,000		Digital Realty Trust LP	2.750	02/01/23	3,151,209
1,950,000		Digital Realty Trust LP	3.700	08/15/27	1,851,345
425,000		Duke Realty LP	3.250	06/30/26	399,619
1,075,000		Duke Realty LP	4.000	09/15/28	1,055,278
600,000		Equity One, Inc	3.750	11/15/22	594,939
850,000		Essex Portfolio LP	3.375	01/15/23	831,969
325,000		Healthcare Realty Trust, Inc	3.750	04/15/23	317,817
1,675,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,624,571
2,500,000		Healthcare Realty Trust, Inc	3.625	01/15/28	2,325,138
825,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	818,568
675,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	661,672
4,125,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	3,845,598
600,000		Highwoods Realty LP	3.875	03/01/27	575,588
1,025,000		Highwoods Realty LP	4.125	03/15/28	996,713
2,337,000		Kimco Realty Corp	3.300	02/01/25	2,216,514
400,000		Kimco Realty Corp	3.800	04/01/27	382,110
1,200,000		Mid-America Apartments LP	4.300	10/15/23	1,213,548
1,200,000		Mid-America Apartments LP	3.750	06/15/24	1,175,606
1,050,000		Mid-America Apartments LP	4.000	11/15/25	1,032,991
1,150,000		Mid-America Apartments LP	3.600	06/01/27	1,095,138
575,000		National Retail Properties, Inc	3.800	10/15/22	574,306
1,075,000		National Retail Properties, Inc	3.300	04/15/23	1,047,875
625,000		National Retail Properties, Inc	4.000	11/15/25	614,611
1,850,000		National Retail Properties, Inc	3.600	12/15/26	1,760,639
1,100,000		Regency Centers LP	3.900	11/01/25	1,072,895
1,950,000		Regency Centers LP	3.600	02/01/27	1,850,268
2,175,000		Ventas Realty LP	4.000	03/01/28	2,097,985
400,000		Weingarten Realty Investors	3.375	10/15/22	392,770
1,876,000		Weingarten Realty Investors	3.500	04/15/23	1,840,996
475,000		Weingarten Realty Investors	4.450	01/15/24	480,692
1,025,000		Weingarten Realty Investors	3.850	06/01/25	991,809
700,000		Weingarten Realty Investors	3.250	08/15/26	642,673
1,050,000		Welltower, Inc	4.000	06/01/25	1,035,515
1,000,000	g	WeWork Cos, Inc	7.875	05/01/25	972,500
		TOTAL REAL ESTATE			70,596,375
RETAILING - 0.9%
675,000		Asbury Automotive Group, Inc	6.000	12/15/24	681,750
1,667,000		AutoNation, Inc	5.500	02/01/20	1,709,796
1,100,000		AutoNation, Inc	3.800	11/15/27	1,018,444
3,200,000		AutoZone, Inc	2.500	04/15/21	3,116,826
2,175,000		Home Depot, Inc	2.000	04/01/21	2,120,230
2,175,000		Home Depot, Inc	3.350	09/15/25	2,148,767
1,275,000		Home Depot, Inc	3.000	04/01/26	1,223,503
15

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,625,000		Home Depot, Inc	3.500%	09/15/56	$1,414,767
351,000		Men’s Wearhouse, Inc	7.000	07/01/22	360,653
2,175,000		O’Reilly Automotive, Inc	3.600	09/01/27	2,062,180
715,000		Penske Automotive Group, Inc	5.500	05/15/26	695,123
200,000	†,g	PetSmart, Inc	7.125	03/15/23	143,750
1,250,000	g	Rolls-Royce plc	2.375	10/14/20	1,223,544
450,000	g	Rolls-Royce plc	3.625	10/14/25	438,331
1,100,000	g	Staples, Inc	8.500	09/15/25	1,032,625
2,900,000		Target Corp	3.625	04/15/46	2,625,907
15,000,000		Walmart, Inc	3.400	06/26/23	15,050,180
11,550,000		Walmart, Inc	3.700	06/26/28	11,557,443
2,175,000		Walmart, Inc	3.950	06/28/38	2,168,939
		TOTAL RETAILING			50,792,758

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
5,600,000		Intel Corp	2.875	05/11/24	5,436,381
1,500,000		Intel Corp	2.600	05/19/26	1,399,268
1,150,000		Intel Corp	3.734	12/08/47	1,069,756
1,100,000		Texas Instruments, Inc	2.625	05/15/24	1,057,183
1,100,000		Texas Instruments, Inc	4.150	05/15/48	1,101,444
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			10,064,032

SOFTWARE & SERVICES - 1.0%
2,325,000		Activision Blizzard, Inc	2.300	09/15/21	2,255,757
2,675,000		Activision Blizzard, Inc	3.400	09/15/26	2,542,574
2,000,000		Baidu, Inc	2.875	07/06/22	1,925,162
850,000	g	Banff Merger Sub, Inc	9.750	09/01/26	862,325
1,395,000		Fidelity National Information Services, Inc	3.625	10/15/20	1,402,547
2,000,000		Fidelity National Information Services, Inc	3.000	08/15/26	1,847,232
850,000		IHS Markit Ltd	4.125	08/01/23	848,368
1,450,000		IHS Markit Ltd	4.750	08/01/28	1,453,480
19,000,000		Microsoft Corp	2.400	08/08/26	17,509,842
1,200,000		Microsoft Corp	4.100	02/06/37	1,235,771
1,860,000		Microsoft Corp	3.700	08/08/46	1,782,465
325,000		NCR Corp	5.875	12/15/21	328,250
3,075,000		Oracle Corp	2.500	05/15/22	2,992,375
8,775,000		Oracle Corp	2.650	07/15/26	8,138,642
1,625,000		Oracle Corp	3.800	11/15/37	1,546,214
2,075,000		Oracle Corp	4.000	11/15/47	1,966,305
725,000	g,h	Refinitiv US Holdings	8.250	11/15/26	720,607
875,000		salesforce.com, Inc	3.700	04/11/28	866,967
1,900,000		Total System Services, Inc	4.450	06/01/28	1,899,663
		TOTAL SOFTWARE & SERVICES			52,124,546

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
2,275,000		Amphenol Corp	3.125	09/15/21	2,243,063
8,575,000		Apple, Inc	2.450	08/04/26	7,903,380
11,850,000		Apple, Inc	3.200	05/11/27	11,449,734
1,100,000		Apple, Inc	4.650	02/23/46	1,186,402
2,550,000		Broadcom Corp	3.875	01/15/27	2,404,933
500,000		Broadcom Corp	3.500	01/15/28	454,063
10,000,000		Cisco Systems, Inc	1.850	09/20/21	9,646,300
16

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$725,000	g	CommScope, Inc	5.500%	06/15/24	$730,437
500,000	g	CommScope, Inc	6.000	06/15/25	516,000
675,000		Corning, Inc	4.375	11/15/57	590,088
3,375,000	g	Dell International LLC	4.420	06/15/21	3,425,002
3,550,000	g	Dell International LLC	6.020	06/15/26	3,780,559
1,100,000		L3 Technologies, Inc	3.850	06/15/23	1,102,476
1,075,000	g	Millicom International Cellular S.A.	5.125	01/15/28	989,000
1,025,000		Motorola Solutions, Inc	4.600	02/23/28	1,001,647
2,793,000		Tyco Electronics Group S.A.	2.375	12/17/18	2,791,450
3,000,000		Tyco Electronics Group S.A.	3.500	02/03/22	2,997,038
525,000		Tyco Electronics Group S.A.	3.700	02/15/26	512,522
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			53,724,094

TELECOMMUNICATION SERVICES - 1.3%
14,750,000		AT&T, Inc	3.400	05/15/25	14,036,532
8,425,000	g	AT&T, Inc	4.300	02/15/30	8,096,630
2,300,000		AT&T, Inc	4.500	05/15/35	2,146,226
6,000,000	g	AT&T, Inc	4.900	08/15/37	5,729,782
2,075,000	g	AT&T, Inc	5.150	11/15/46	1,980,728
1,175,000		AT&T, Inc	4.500	03/09/48	1,023,600
2,500,000	g	Deutsche Telekom International Finance BV	1.950	09/19/21	2,388,867
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	845,530
500,000		France Telecom S.A.	5.375	01/13/42	546,793
2,000,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	1,953,844
2,400,000	g	Oztel Holdings SPC Ltd	5.625	10/24/23	2,427,031
4,175,000		Telefonica Emisiones SAU	4.103	03/08/27	4,010,902
425,000		T-Mobile USA, Inc	6.375	03/01/25	442,765
2,300,000	g	Turkcell Iletisim Hizmetleri AS.	5.800	04/11/28	2,005,625
1,550,000		Verizon Communications, Inc	3.376	02/15/25	1,507,560
9,886,000	g	Verizon Communications, Inc	4.329	09/21/28	9,942,420
11,097,000		Verizon Communications, Inc	4.272	01/15/36	10,563,261
875,000		Verizon Communications, Inc	4.125	08/15/46	783,029
6,150,000		Vodafone Group plc	4.375	05/30/28	6,055,853
		TOTAL TELECOMMUNICATION SERVICES			76,486,978

TRANSPORTATION - 1.0%
700,000		CSX Corp	3.800	03/01/28	689,614
3,275,000		CSX Corp	3.800	11/01/46	2,956,402
1,800,000		CSX Corp	4.300	03/01/48	1,759,156
3,475,000		Delta Air Lines, Inc	3.625	03/15/22	3,431,496
2,200,000		Delta Air Lines, Inc	3.800	04/19/23	2,154,838
2,025,000	g	DP World Ltd	5.625	09/25/48	1,999,396
700,000		FedEx Corp	4.100	02/01/45	637,809
3,050,000		FedEx Corp	4.050	02/15/48	2,730,160
4,240,000		GATX Corp	2.500	03/15/19	4,234,166
6,000,000		Kansas City Southern	2.350	05/15/20	5,884,182
1,275,000		Kansas City Southern	4.700	05/01/48	1,266,445
3,000,000	g	Mexico City Airport Trust	5.500	07/31/47	2,677,500
1,000,000		Norfolk Southern Corp	4.050	08/15/52	934,880
5,775,000		Northrop Grumman Corp	3.250	01/15/28	5,430,419
1,075,000		Northrop Grumman Corp	4.030	10/15/47	1,006,135
17

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,650,000	g	Pelabuhan Indonesia III Persero PT	4.500%	05/02/23	$2,643,136
6,000,000		Union Pacific Corp	3.950	09/10/28	6,012,414
3,275,000		Union Pacific Corp	4.500	09/10/48	3,327,661
		TOTAL TRANSPORTATION			49,775,809

UTILITIES - 3.1%
1,000,000		AEP Transmission Co LLC	3.100	12/01/26	950,724
1,000,000		AEP Transmission Co LLC	4.000	12/01/46	946,407
2,075,000		AGL Capital Corp	3.875	11/15/25	2,017,762
1,250,000		AGL Capital Corp	4.400	06/01/43	1,199,324
725,000		Alabama Power Co	4.150	08/15/44	703,120
4,600,000		Ameren Corp	3.650	02/15/26	4,468,789
1,650,000		American Water Capital Corp	3.000	12/01/26	1,543,495
1,400,000		American Water Capital Corp	4.000	12/01/46	1,307,799
2,275,000		American Water Capital Corp	3.750	09/01/47	2,063,200
775,000		Atmos Energy Corp	8.500	03/15/19	794,236
375,000		Atmos Energy Corp	4.125	10/15/44	364,181
3,000,000		Avangrid, Inc	3.150	12/01/24	2,858,748
2,050,000		Baltimore Gas & Electric Co	3.750	08/15/47	1,877,437
4,950,000		Berkshire Hathaway Energy Co	3.250	04/15/28	4,683,437
1,075,000		Black Hills Corp	4.250	11/30/23	1,089,898
850,000		Black Hills Corp	3.150	01/15/27	781,056
2,000,000	g	C&W Senior Financing Designated Activity Co	6.875	09/15/27	1,995,000
1,625,000	g	Calpine Corp	5.250	06/01/26	1,505,156
1,515,000		Carolina Power & Light Co	5.300	01/15/19	1,525,784
159,000		CenterPoint Energy Resources Corp	4.500	01/15/21	161,834
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	755,630
350,000	g,h	Clearway Energy Operating LLC	5.750	10/15/25	353,281
1,125,000		CMS Energy Corp	3.600	11/15/25	1,091,477
395,000		Commonwealth Edison Co	5.900	03/15/36	469,835
415,000		Connecticut Light & Power Co	5.500	02/01/19	418,837
3,000,000		Consolidated Edison Co of New York, Inc	3.800	05/15/28	3,015,649
1,200,000		Consolidated Edison, Inc	2.000	05/15/21	1,159,164
1,550,000		Dominion Resources, Inc	2.000	08/15/21	1,481,010
2,325,000		DTE Electric Co	3.750	08/15/47	2,154,228
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	265,892
3,050,000		Duke Energy Corp	1.800	09/01/21	2,914,754
7,575,000		Duke Energy Corp	2.650	09/01/26	6,845,358
3,125,000		Duke Energy Corp	3.750	09/01/46	2,741,920
3,833,894		Duke Energy Florida Project Finance LLC	1.196	03/01/20	3,774,986
5,000,000		Duke Energy Florida Project Finance LLC	1.731	09/01/22	4,834,658
650,000		Duke Energy Ohio, Inc	3.800	09/01/23	657,737
3,000,000		Enel Chile S.A.	4.875	06/12/28	3,026,700
4,994,000		Entergy Corp	4.000	07/15/22	5,051,888
3,075,000		Entergy Corp	2.950	09/01/26	2,823,614
4,600,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	4,471,632
2,675,000	g	Eskom Holdings SOC Ltd	6.350	08/10/28	2,663,588
2,500,000	g	Eskom Holdings SOC Ltd	8.450	08/10/28	2,497,802
2,975,000		Exelon Generation Co LLC	3.400	03/15/22	2,947,747
4,650,000		Fortis, Inc	3.055	10/04/26	4,264,472
1,150,000		Indiana Michigan Power Co	3.750	07/01/47	1,046,570
2,000,000	g	Inkia Energy Ltd	5.875	11/09/27	1,900,020
555,000		Integrys Energy Group, Inc	4.170	11/01/20	562,232
18

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,000,000	g	Israel Electric Corp Ltd	4.250%	08/14/28	$4,741,660
195,000	g	Kansas Gas & Electric	6.700	06/15/19	200,121
2,200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.750	07/25/23	2,183,806
4,030,000		LG&E and KU Energy LLC	3.750	11/15/20	4,046,214
1,700,000	g	Listrindo Capital BV	4.950	09/14/26	1,574,200
2,175,000		MidAmerican Energy Co	3.650	08/01/48	1,996,502
1,675,000	g	Minejesa Capital BV	4.625	08/10/30	1,534,528
2,800,000	g	Minejesa Capital BV	5.625	08/10/37	2,548,507
4,100,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	3,942,407
3,075,000		NiSource Finance Corp	3.490	05/15/27	2,914,839
900,000		NRG Energy, Inc	6.250	05/01/24	936,000
1,250,000	g	NRG Energy, Inc	5.750	01/15/28	1,262,500
2,000,000		NSTAR Electric Co	3.200	05/15/27	1,914,176
2,175,000		Ohio Power Co	4.150	04/01/48	2,149,804
1,450,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,442,043
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	200,821
1,675,000		Pacific Gas & Electric Co	3.750	08/15/42	1,423,929
1,150,000		Pacific Gas & Electric Co	4.600	06/15/43	1,098,090
2,750,000		Pacific Gas & Electric Co	4.250	03/15/46	2,516,133
1,800,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	1,811,727
135,000		Potomac Electric Power Co	7.900	12/15/38	194,026
3,875,000		PPL Capital Funding, Inc	4.200	06/15/22	3,927,835
1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	993,044
565,000		Progress Energy, Inc	7.050	03/15/19	575,809
3,450,000		PSEG Power LLC	3.850	06/01/23	3,436,678
1,780,000		Public Service Co of Oklahoma	5.150	12/01/19	1,821,328
1,775,000	g	Rio Oil Finance Trust	8.200	04/06/28	1,814,938
1,075,000		SASOL Financing USA LLC	6.500	09/27/28	1,088,562
1,150,000		Sempra Energy	2.875	10/01/22	1,114,816
700,000		Southern California Edison Co	4.125	03/01/48	667,966
1,750,000		Southern Co	4.400	07/01/46	1,664,138
1,175,000		Southern Co Gas Capital Corp	3.950	10/01/46	1,034,335
4,950,000		Southern Power Co	2.500	12/15/21	4,791,050
1,925,000		Southern Power Co	4.150	12/01/25	1,895,318
2,625,000		Southwest Gas Corp	3.700	04/01/28	2,567,564
3,000,000	g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	2,836,695
400,000		TC PipeLines LP	3.900	05/25/27	379,544
845,000		Virginia Electric & Power Co	2.950	01/15/22	831,868
1,025,000		Virginia Electric & Power Co	2.950	11/15/26	961,764
1,050,000		Virginia Electric & Power Co	3.500	03/15/27	1,025,938
675,000	g	Vistra Operations Co LLC	5.500	09/01/26	682,594
1,000,000		Wisconsin Power & Light Co	4.100	10/15/44	953,017
1,800,000		Xcel Energy, Inc	3.350	12/01/26	1,725,912
470,000		Xcel Energy, Inc	4.800	09/15/41	487,733
		TOTAL UTILITIES			174,938,547

		TOTAL CORPORATE BONDS			1,847,034,587
		(Cost $1,894,907,754)
19

TIAA-CREF FUNDS - Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
GOVERNMENT BONDS - 41.3%

AGENCY SECURITIES - 0.3%
	$1,961,915		AMAL Ltd	3.465%	08/21/21	$1,973,485
	2,500,000		Amber Circle Funding Ltd	3.250	12/04/22	2,430,607
	3,959,000		Canal Barge Co, Inc	4.500	11/12/34	4,098,095
	10,325,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	10,238,693
	1,630,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	1,661,019
			TOTAL AGENCY SECURITIES			20,401,899

FOREIGN GOVERNMENT BONDS - 3.2%
	2,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	1,908,826
	1,500,000	g	Angolan Government International Bond	8.250	05/09/28	1,548,732
	3,325,000	g	Arab Petroleum Investments Corp	4.125	09/18/23	3,337,625
	2,200,000		Argentina Republic Government International Bond	5.625	01/26/22	1,984,400
	1,600,000		Argentina Republic Government International Bond	5.875	01/11/28	1,267,200
	2,215,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	1,948,908
	175,000	†,g,q	Barbados Government International Bond	7.000	08/04/22	92,750
	1,500,000	g	Bermuda Government International Bond	4.854	02/06/24	1,560,840
	3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,281,433
	2,075,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,986,812
BRL	4,650,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,163,528
	$1,650,000		Brazilian Government International Bond	5.625	02/21/47	1,459,425
	1,500,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	1,469,315
	5,500,000		Chile Government International Bond	3.240	02/06/28	5,269,000
	2,575,000		Colombia Government International Bond	2.625	03/15/23	2,448,825
	1,200,000		Colombia Government International Bond	5.000	06/15/45	1,197,000
	2,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	2,192,125
DOP	121,500,000	g	Dominican Republic International Bond	8.900	02/15/23	2,415,344
	120,000,000	g	Dominican Republic International Bond	12.000	03/05/32	2,631,938
	$3,000,000	g	Dominican Republic International Bond	6.500	02/15/48	2,940,000
	2,425,000	g	Ecuador Government International Bond	9.650	12/13/26	2,407,297
	1,125,000	g	Egypt Government International Bond	5.577	02/21/23	1,090,930
	1,500,000	g	Egypt Government International Bond	8.500	01/31/47	1,501,687
	1,250,000	g	El Salvador Government International Bond	5.875	01/30/25	1,165,900
	725,000	g	El Salvador Government International Bond	8.625	02/28/29	766,688
	395,000		European Investment Bank	4.875	02/15/36	474,461
	1,800,000	g	Export Credit Bank of Turkey	4.250	09/18/22	1,563,926
	1,500,000	g	Export-Import Bank of China	2.850	09/16/20	1,475,112
	7,000,000	g	Export-Import Bank of India	3.875	02/01/28	6,512,730
	1,500,000	g	Ghana Government International Bond	8.627	06/16/49	1,497,692
	850,000	g	Guatemala Government International Bond	4.500	05/03/26	809,549
	2,725,000	g	Guatemala Government International Bond	4.375	06/05/27	2,558,094
EUR	1,700,000	g	Hellenic Republic Government International Bond	3.375	02/15/25	1,924,112
	$1,300,000	g	Honduras Government International Bond	7.500	03/15/24	1,397,864
IDR	25,500,000,000		Indonesia Treasury Bond	7.500	08/15/32	1,582,894
	$3,100,000		Israel Government International Bond	3.250	01/17/28	2,976,437
	2,175,000		Israel Government International Bond	4.125	01/17/48	2,072,599
	1,711,250	g	Ivory Coast Government International Bond (Step bond)	5.750	12/31/32	1,613,947
	1,950,000	g	Ivory Coast Government International Bond	6.125	06/15/33	1,778,747
	3,025,000		Jamaica Government International Bond	8.000	03/15/39	3,475,362
	1,000,000	g	Japan Finance Organization for Municipalities	2.000	09/08/20	976,031
	1,280,000	g	Japan Finance Organization for Municipalities	2.125	04/13/21	1,240,563
20

TIAA-CREF FUNDS - Bond Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE
	$2,900,000	g	Kenya Government International Bond		7.250%	02/28/28	$2,818,971
	15,000,000		KFW		2.750	10/01/20	14,945,709
	1,150,000	g	Kommunalbanken AS.		1.375	10/26/20	1,112,727
	2,000,000	i	Korea Development Bank	LIBOR 3 M + 0.550%	2.884	03/12/21	1,999,961
	1,650,000	g	Korea Housing Finance Corp		2.000	10/11/21	1,572,920
	1,500,000	g	Korea Housing Finance Corp		3.000	10/31/22	1,452,908
	1,800,000		Mexico Government International Bond		4.000	10/02/23	1,811,970
	2,200,000		Mexico Government International Bond		4.150	03/28/27	2,164,800
	3,550,000		Mexico Government International Bond		4.750	03/08/44	3,392,025
	2,000,000	g	Morocco Government International Bond		5.500	12/11/42	2,092,098
	1,725,000	g	Nigeria Government International Bond		6.500	11/28/27	1,658,903
	700,000	g	Nigeria Government International Bond		7.143	02/23/30	682,294
	1,950,000		Panama Government International Bond		6.700	01/26/36	2,435,570
	2,000,000		Panama Government International Bond		4.500	05/15/47	2,003,020
	1,200,000	g	Paraguay Government International Bond		5.600	03/13/48	1,194,000
	1,500,000	g	Perusahaan Penerbit SBSN Indonesia III		3.400	03/29/22	1,475,625
	6,100,000	g	Perusahaan Penerbit SBSN Indonesia III		4.400	03/01/28	5,970,680
	1,300,000		Peruvian Government International Bond		8.750	11/21/33	1,920,750
	850,000		Peruvian Government International Bond		5.625	11/18/50	1,008,950
	950,000	g	Petroamazonas EP		4.625	11/06/20	916,991
	620,000		Province of Quebec Canada		7.500	09/15/29	843,350
	1,500,000	g	Provincia de Mendoza Argentina		8.375	05/19/24	1,312,515
	1,400,000	g	Republic of Paraguay		6.100	08/11/44	1,462,300
	2,272,000	g	Romanian Government International Bond		5.125	06/15/48	2,227,503
RUB	160,000,000		Russian Federal Bond - Federal Loan Obligation		7.000	01/25/23	2,355,748
	$2,500,000	g	Saudi Government International Bond		3.250	10/26/26	2,348,790
	6,400,000	g	Saudi Government International Bond		4.500	04/17/30	6,425,261
	1,200,000	g	Senegal Government International Bond		6.250	05/23/33	1,116,912
	2,000,000	g	Senegal Government International Bond		6.750	03/13/48	1,785,060
RSD	290,000,000		Serbia Treasury Bonds		5.875	02/08/28	3,073,402
	$2,000,000		South Africa Government International Bond		5.875	09/16/25	2,032,500
	1,500,000	g	Sri Lanka Government International Bond		5.750	01/18/22	1,473,333
LKR	415,000,000		Sri Lanka Government International Bond		11.500	05/15/23	2,518,693
	$1,700,000		Svensk Exportkredit AB		1.750	05/18/20	1,667,124
	5,400,000		Turkey Government International Bond		3.250	03/23/23	4,691,493
	1,250,000		Turkey Government International Bond		6.000	03/25/27	1,137,259
	3,775,000		Turkey Government International Bond		5.125	02/17/28	3,207,002
	1,050,000		Turkey Government International Bond		6.875	03/17/36	954,127
	2,800,000	g	Ukraine Government International Bond		7.375	09/25/32	2,429,535
UYU	41,525,000	g	Uruguay Government International Bond		9.875	06/20/22	1,238,574
	$1,025,000		Uruguay Government International Bond		4.375	10/27/27	1,042,938
	2,000,000		Uruguay Government International Bond		5.100	06/18/50	2,040,000
	2,400,000	g	Zambia Government International Bond		8.500	04/14/24	1,704,886
			TOTAL FOREIGN GOVERNMENT BONDS				184,685,825

MORTGAGE BACKED - 15.2%
	7,692,535		Federal Home Loan Mortgage Corp (FHLMC)		3.500	08/15/43	7,704,401
	2,731,323		FHLMC		3.000	03/15/44	2,644,077
	6,342,381		FHLMC		3.500	09/15/44	6,287,157
	9,513,669		FHLMC		3.500	01/15/45	9,427,095
	9,520,427	i	FHLMC	LIBOR 1 M + 6.470%	8.731	06/15/48	9,882,754
21

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$11,360,000	i	FHLMC	LIBOR 1 M + 6.400%	8.661%	10/15/48	$11,359,330
1,690		Federal Home Loan Mortgage Corp Gold (FGLMC)		7.000	10/01/20	1,715
2,898,091		FGLMC		3.500	03/01/27	2,915,434
4,822		FGLMC		6.500	01/01/29	5,334
1,176		FGLMC		6.500	03/01/29	1,301
22,264		FGLMC		6.500	07/01/29	24,630
830		FGLMC		8.000	01/01/31	878
6,871		FGLMC		6.500	09/01/31	7,754
26,426		FGLMC		8.000	09/01/31	29,259
82,520		FGLMC		7.000	12/01/31	87,733
91,631		FGLMC		4.500	07/01/33	95,284
126,828		FGLMC		5.500	09/01/33	138,015
126,132		FGLMC		5.500	09/01/33	136,133
217,268		FGLMC		5.500	10/01/33	237,005
243,670		FGLMC		5.500	12/01/33	264,083
630,950		FGLMC		7.000	12/01/33	712,676
207,216		FGLMC		4.500	04/01/35	214,893
197,442		FGLMC		7.000	05/01/35	221,342
3,761,000		FGLMC		5.000	06/01/36	3,992,690
157,922		FGLMC		5.000	07/01/39	167,722
3,386,968		FGLMC		5.000	08/01/44	3,593,342
175,891		FGLMC		4.500	11/01/44	183,821
255,214		FGLMC		4.500	11/01/44	266,630
96,575		FGLMC		4.500	12/01/44	100,199
158,143		FGLMC		4.500	12/01/44	165,255
1,271,848		FGLMC		3.500	04/01/45	1,257,514
19,475,701		FGLMC		3.500	10/01/45	19,251,669
7,185,584		FGLMC		4.000	12/01/45	7,305,729
39,281,801		FGLMC		3.500	08/01/46	38,884,151
37,336,825		FGLMC		3.000	01/01/47	35,748,685
33,184,262		FGLMC		3.000	02/01/47	31,782,654
8,017,105		FGLMC		4.500	06/01/47	8,439,747
7,182,153		FGLMC		4.000	09/01/47	7,355,619
25,838,667		FGLMC		3.500	03/01/48	25,507,249
23,813,153		FGLMC		4.000	03/01/48	24,197,283
5,717,682	h	FGLMC		4.000	07/01/48	5,808,525
29,158,855		FGLMC		4.500	08/01/48	30,420,414
341		Federal National Mortgage Association (FNMA)		8.000	07/01/24	375
238		FNMA		7.500	01/01/29	256
1,616		FNMA		7.500	03/01/31	1,830
664		FNMA		7.500	05/01/31	667
663		FNMA		6.500	09/01/31	727
6,626		FNMA		6.500	11/01/31	7,272
4,582,578		FNMA		3.500	02/01/32	4,611,392
2,454,702		FNMA		3.500	05/01/32	2,476,264
5,003,570		FNMA		3.500	07/01/32	5,035,037
107,804		FNMA		6.500	07/01/32	119,501
6,106,061		FNMA		3.000	11/01/32	6,037,626
999,999		FNMA		3.500	04/01/33	1,005,727
5,806,921		FNMA		3.500	06/01/33	5,840,184
2,507,060		FNMA		3.500	07/01/33	2,521,421
22

TIAA-CREF FUNDS - Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,135,590	FNMA	5.500%	03/01/34	$1,227,329
19,327	FNMA	6.000	11/01/34	20,876
1,454,086	FNMA	5.000	05/01/35	1,543,845
1,081,187	FNMA	5.000	10/01/35	1,148,290
566,223	FNMA	5.000	02/01/36	601,414
421,109	FNMA	5.500	08/01/37	454,683
147,309	FNMA	6.000	09/01/37	163,084
2,764,904	FNMA	5.500	01/01/38	3,001,159
1,026,656	FNMA	5.500	04/01/38	1,104,554
502,730	FNMA	5.500	11/01/38	538,100
34,769	FNMA	4.500	04/01/39	36,202
406,209	FNMA	5.500	08/01/39	440,375
40,047	FNMA	4.500	02/01/40	41,388
381,035	FNMA	5.000	08/01/40	405,440
746,908	FNMA	5.000	09/01/40	794,742
13,810	FNMA	6.000	10/01/40	15,222
153,982	FNMA	4.500	11/01/40	159,817
277,468	FNMA	4.500	01/01/41	288,764
179,483	FNMA	4.500	02/01/41	185,700
947,742	FNMA	5.000	05/01/41	1,008,494
264,590	FNMA	4.500	06/01/41	274,083
266,467	FNMA	4.500	06/01/41	276,878
982,398	FNMA	5.000	07/01/41	1,045,366
211,861	FNMA	4.500	12/01/41	219,309
5,693,016	FNMA	5.500	12/01/41	6,284,535
285,561	FNMA	4.500	01/01/42	297,054
207,228	FNMA	4.500	03/01/42	214,515
251,421	FNMA	4.500	04/01/42	261,541
850,132	FNMA	4.500	04/01/42	884,747
273,886	FNMA	4.500	06/01/42	283,516
733,248	FNMA	4.500	06/01/42	762,220
230,473	FNMA	4.500	07/01/42	239,330
197,215	FNMA	4.500	03/01/44	204,286
1,084,639	FNMA	5.500	05/01/44	1,169,445
1,282,506	FNMA	4.500	06/01/44	1,332,532
5,501,882	FNMA	4.500	06/01/44	5,715,718
3,428,210	FNMA	4.500	08/01/44	3,561,351
4,365,203	FNMA	4.500	10/01/44	4,534,253
3,337,025	FNMA	4.500	11/01/44	3,466,152
1,196,375	FNMA	5.000	11/01/44	1,272,983
724,385	FNMA	4.500	12/01/44	752,522
9,297,225	FNMA	3.000	02/25/45	9,130,716
2,569,339	FNMA	3.000	02/25/45	2,517,286
371,276	FNMA	3.500	03/01/45	367,136
260,723	FNMA	3.500	03/01/45	257,815
2,714,357	FNMA	3.000	03/25/45	2,653,739
6,051,631	FNMA	3.500	04/25/45	6,037,037
9,062,760	FNMA	3.500	04/25/45	9,028,459
3,271,502	FNMA	3.500	05/01/45	3,241,102
19,570,638	FNMA	3.000	12/25/45	18,918,473
7,250,751	FNMA	3.500	01/01/46	7,166,426
6,440,892	FNMA	4.000	01/01/46	6,551,285
23

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,832,130		FNMA	3.500%	06/01/46	$5,760,769
2,828,311		FNMA	3.500	08/01/46	2,795,462
6,983,479		FNMA	3.000	10/01/46	6,689,172
3,325,132		FNMA	3.500	10/01/46	3,283,072
10,814,133		FNMA	3.500	12/01/46	10,672,316
41,778,831		FNMA	3.500	01/01/47	41,224,474
11,101,475		FNMA	3.000	02/01/47	10,633,405
92,156		FNMA	3.500	08/01/47	90,799
26,790,789		FNMA	3.500	11/01/47	26,380,133
14,567,862		FNMA	3.500	12/01/47	14,344,561
7,261,787		FNMA	4.500	01/01/48	7,566,567
3,043,074		FNMA	4.500	02/01/48	3,171,279
32,406,099		FNMA	3.000	02/25/48	31,340,855
6,392,553		FNMA	4.000	03/01/48	6,495,239
13,085,232		FNMA	4.500	03/01/48	13,640,745
90,818,415		FNMA	4.000	04/01/48	91,750,540
5,236,427		FNMA	4.500	05/01/48	5,460,437
4,053,587	h	FNMA	4.500	05/01/48	4,227,000
5,636,134		FNMA	5.000	08/01/48	6,006,471
60		Government National Mortgage Association (GNMA)	7.000	01/15/28	64
1,388		GNMA	7.000	02/15/28	1,406
641		GNMA	7.000	06/15/28	671
490		GNMA	7.000	06/15/28	497
1,573		GNMA	6.500	09/15/28	1,726
952		GNMA	6.500	09/15/28	1,045
4,141		GNMA	6.500	11/15/28	4,544
2,102		GNMA	7.500	11/15/28	2,184
496		GNMA	8.500	07/15/30	497
14,815		GNMA	8.500	10/15/30	15,349
6,383		GNMA	8.500	10/20/30	7,288
801		GNMA	8.500	12/15/30	949
1,214		GNMA	7.000	06/20/31	1,391
2,964		GNMA	7.000	07/15/31	3,043
3,341		GNMA	7.000	07/15/31	3,576
362		GNMA	6.500	03/15/33	397
16,872		GNMA	6.000	10/20/36	18,420
19,588		GNMA	6.000	01/20/37	21,449
70,366		GNMA	6.000	02/20/37	76,859
43,412		GNMA	6.000	08/20/38	47,328
57,576		GNMA	6.500	11/20/38	64,350
12,392		GNMA	4.500	02/20/39	13,087
543,649		GNMA	5.000	06/15/39	579,482
17,509		GNMA	4.500	08/20/41	18,483
60,429		GNMA	4.500	09/20/41	63,784
13,667		GNMA	4.500	01/20/44	14,432
13,721		GNMA	4.500	02/20/44	14,483
26,385		GNMA	4.500	05/20/44	27,863
171,136		GNMA	4.500	05/20/44	180,639
193,533		GNMA	4.500	08/20/44	204,277
168,984		GNMA	4.500	09/20/44	176,233
73,410		GNMA	4.500	10/20/44	77,258
45,160		GNMA	4.500	11/20/44	47,129
24

TIAA-CREF FUNDS - Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$119,716	GNMA	4.500%	12/20/44	$126,362
185,179	GNMA	4.500	02/20/45	195,459
229,510	GNMA	4.500	08/20/45	242,437
213,865	GNMA	4.500	08/20/45	224,626
210,183	GNMA	4.500	12/20/45	221,304
31,144,778	GNMA	3.000	12/20/47	30,186,304
29,363,566	GNMA	3.500	12/20/47	29,220,112
17,201,487	GNMA	3.000	01/20/48	16,671,634
52,911,681	GNMA	3.500	01/20/48	52,653,026
13,549,328	GNMA	4.000	07/20/48	13,789,398
	TOTAL MORTGAGE BACKED			873,340,889

MUNICIPAL BONDS - 5.6%
9,085,000	Alabama Economic Settlement Authority	3.163	09/15/25	8,917,109
18,410,000	California State University	3.899	11/01/47	17,366,153
990,000	Chicago Housing Authority	3.682	01/01/25	986,713
3,670,000	City of Los Angeles CA	3.320	09/01/24	3,654,549
3,670,000	City of Los Angeles CA	3.450	09/01/25	3,660,238
3,935,000	Commonwealth Financing Authority	3.864	06/01/38	3,790,704
2,500,000	Commonwealth of Massachusetts	3.277	06/01/46	2,207,550
1,875,000	County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	1,797,075
1,500,000	County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,433,670
1,500,000	County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	1,427,835
2,500,000	County of Miami-Dade FL Aviation Revenue	3.285	10/01/23	2,476,275
3,500,000	County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,294,375
2,250,000	County of Miami-Dade FL Aviation Revenue	3.405	10/01/24	2,225,092
3,500,000	County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	3,278,695
2,380,000	County of Miami-Dade FL Aviation Revenue	3.505	10/01/25	2,349,369
2,500,000	County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,322,975
3,750,000	County of Miami-Dade FL Aviation Revenue	3.612	10/01/26	3,697,575
4,265,000	Denver City & County School District No. 1	3.598	12/15/27	4,185,671
7,775,000	Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	7,770,335
15,000,000	Florida State Board of Administration Finance Corp	2.163	07/01/19	14,949,000
8,840,000	Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	8,303,147
5,075,000	Illinois Finance Authority	3.944	08/15/47	4,817,799
1,890,000	Imperial Irrigation District Electric System Revenue	1.095	11/01/18	1,887,505
5,265,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.125	09/01/19	5,188,815
2,350,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.500	09/01/21	2,240,184
1,000,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	953,040
4,805,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	4,377,932
6,000,000	New York State Dormitory Authority	3.879	07/01/46	5,610,480
850,000	Oklahoma City Economic Development Trust	3.172	09/01/21	848,105
1,120,000	Oklahoma City Economic Development Trust	3.222	09/01/22	1,116,461
810,000	Oklahoma City Economic Development Trust	3.440	09/01/24	810,899
25

TIAA-CREF FUNDS - Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$7,500,000	Port of Morrow OR	1.582%	09/01/20	$7,289,025
5,000,000	Port of Morrow OR	1.782	09/01/21	4,795,850
2,000,000	Port of Seattle WA	3.471	05/01/31	1,892,100
1,625,000	Port of Seattle WA	3.571	05/01/32	1,541,313
1,955,000	Public Finance Authority	4.269	07/01/40	1,915,724
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.037	05/15/23	941,750
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.259	05/15/24	933,400
1,250,000	Regents of the University of California Medical Center Pooled Revenue	2.359	05/15/25	1,154,163
1,785,000	Regents of the University of California Medical Center Pooled Revenue	2.459	05/15/26	1,631,240
1,600,000	Regents of the University of California Medical Center Pooled Revenue	2.559	05/15/27	1,451,408
700,000	Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	630,224
905,000	Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	811,604
3,980,000	Rhode Island Convention Center Authority	3.195	05/15/26	3,814,273
4,500,000	San Francisco City & County Redevelopment Agency	2.526	08/01/20	4,440,600
5,000,000	San Francisco City & County Redevelopment Agency	2.813	08/01/21	4,916,000
875,000	San Francisco City & County Redevelopment Agency	3.113	08/01/22	861,210
11,365,000	San Jose Redevelopment Agency	3.375	08/01/34	10,527,059
13,060,000	State of California	4.600	04/01/38	13,548,444
3,460,000	State of Georgia	1.910	02/01/23	3,277,969
1,845,000	State of Illinois	4.700	01/01/21	1,862,361
22,575,000	State of Illinois	5.100	06/01/33	21,666,356
13,000,000	State of Michigan	1.779	11/01/21	12,504,180
7,000,000	State of Michigan	1.966	11/01/22	6,676,320
3,500,000	State of Texas	3.225	10/01/24	3,470,425
1,000,000	State of Texas	3.295	10/01/25	990,100
9,900,000	State of Wisconsin	3.154	05/01/27	9,495,783
1,763,000	State Public School Building Authority	5.000	09/15/27	1,884,488
7,500,000	Texas A&M University	3.993	05/15/37	7,428,225
25,830,000	The Ohio State University	3.798	12/01/46	24,261,603
1,185,000	University of California	1.228	05/15/19	1,174,667
1,920,000	University of California	1.534	05/15/20	1,876,301
1,000,000	University of California	1.784	05/15/21	965,560
15,000,000	University of California	1.910	05/15/21	14,578,500
3,000,000	University of California	2.020	05/15/22	2,874,900
3,000,000	University of California	2.220	05/15/23	2,860,890
2,000,000	University of California	2.439	05/15/24	1,894,780
2,000,000	University of California	2.589	05/15/25	1,880,220
6,635,000	University of California	3.552	05/15/39	6,180,967
	TOTAL MUNICIPAL BONDS			318,845,307

U.S. TREASURY SECURITIES - 17.0%
5,000,000	United States Treasury Bond	4.500	02/15/36	5,932,813
2,250,000	United States Treasury Bond	4.750	02/15/37	2,763,369
26

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$43,050,000		United States Treasury Bond	3.500%	02/15/39	$45,347,121
16,015,000		United States Treasury Bond	3.875	08/15/40	17,779,152
14,380,000		United States Treasury Bond	2.500	05/15/46	12,534,192
10,450,000		United States Treasury Bond	3.000	05/15/47	10,059,758
50,095,000		United States Treasury Bond	2.750	11/15/47	45,831,054
66,670,000		United States Treasury Bond	3.000	02/15/48	64,133,414
29,125,000		United States Treasury Bond	3.125	05/15/48	28,723,394
101,500,000		United States Treasury Bond	3.000	08/15/48	97,626,348
17,470,215	k	United States Treasury Inflation Indexed Bonds	0.500	01/15/28	16,771,406
38,000,000		United States Treasury Note	0.750	10/31/18	37,959,596
27,000,000		United States Treasury Note	1.250	11/15/18	26,971,682
2,875,000		United States Treasury Note	1.000	11/30/18	2,869,518
2,550,000		United States Treasury Note	1.250	12/31/18	2,543,810
740,000		United States Treasury Note	1.125	02/28/19	736,300
1,330,000		United States Treasury Note	1.250	04/30/19	1,320,908
200,000		United States Treasury Note	1.250	05/31/19	198,367
260,000		United States Treasury Note	0.875	09/15/19	255,704
875,000		United States Treasury Note	1.500	10/31/19	864,029
4,855,000		United States Treasury Note	1.750	11/30/19	4,802,657
18,000,000		United States Treasury Note	2.250	02/29/20	17,876,250
3,080,000		United States Treasury Note	1.625	03/15/20	3,030,913
2,135,000		United States Treasury Note	2.250	03/31/20	2,118,988
9,660,000		United States Treasury Note	2.375	04/30/20	9,600,002
8,900,000		United States Treasury Note	1.500	05/15/20	8,719,914
2,495,000		United States Treasury Note	2.500	05/31/20	2,483,207
1,765,000		United States Treasury Note	2.125	08/31/20	1,742,179
27,975,000		United States Treasury Note	2.625	08/31/20	27,875,558
22,800,000		United States Treasury Note	1.375	09/15/20	22,178,344
310,000		United States Treasury Note	2.125	01/31/21	304,914
17,760,000		United States Treasury Note	2.625	05/15/21	17,650,387
715,000		United States Treasury Note	2.000	05/31/21	699,136
148,225,000		United States Treasury Note	2.625	07/15/21	147,223,324
280,000		United States Treasury Note	2.000	08/31/21	273,175
29,160,000		United States Treasury Note	2.750	09/15/21	29,050,650
1,250,000		United States Treasury Note	1.750	04/30/22	1,200,781
20,000,000		United States Treasury Note	2.000	11/30/22	19,271,875
43,330,000		United States Treasury Note	2.750	04/30/23	42,977,944
17,000,000		United States Treasury Note	2.875	09/30/23	16,942,891
2,200,000		United States Treasury Note	2.125	07/31/24	2,099,453
2,965,000		United States Treasury Note	2.750	02/28/25	2,922,610
9,790,000		United States Treasury Note	2.625	03/31/25	9,571,637
3,560,000		United States Treasury Note	2.875	05/31/25	3,531,214
81,125,000		United States Treasury Note	2.750	06/30/25	79,844,746
20,775,000		United States Treasury Note	2.750	08/31/25	20,434,972
1,975,000		United States Treasury Note	2.750	02/15/28	1,926,165
58,832,000		United States Treasury Note	2.875	08/15/28	57,940,327
		TOTAL U.S. TREASURY SECURITIES			975,516,148

		TOTAL GOVERNMENT BONDS			2,372,790,068
		(Cost $2,426,229,709)
27

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
STRUCTURED ASSETS - 20.0%

ASSET BACKED - 8.1%
$1,550,000		AmeriCredit Automobile Receivables Trust		2.400%	01/08/21	$1,547,376
		Series - 2015 2 (Class C)
891,006		AmeriCredit Automobile Receivables Trust		1.460	05/10/21	887,296
		Series - 2016 3 (Class A3)
1,845,000		AmeriCredit Automobile Receivables Trust		3.340	08/08/21	1,850,472
		Series - 2015 3 (Class D)
5,500,000		AmeriCredit Automobile Receivables Trust		2.740	12/08/22	5,402,706
		Series - 2016 4 (Class D)
3,500,000	g	Anchorage Capital CLO Ltd		3.300	10/15/27	3,469,778
		Series - 2015 7A (Class B2R)
3,000,000	g	Apidos CLO XXIV		4.460	10/20/30	3,005,476
		Series - 2016 24A (Class A2FR)
3,000,000	g	ARES XLVI CLO Ltd		3.570	01/15/30	2,814,961
		Series - 2017 46A (Class B2)
1,500,000	g,i	ARES XXXIV CLO Ltd	LIBOR 3 M + 5.200%	7.539	07/29/26	1,500,798
		Series - 2015 2A (Class E2)
55,677	†,g	Asset Backed Funding Corp NIM Trust		5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
6,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.070	09/20/23	5,847,800
		Series - 2017 1A (Class A)
8,500,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970	03/20/24	8,238,997
		Series - 2017 2A (Class A)
2,000,000	g	BBCMS Trust		3.821	09/05/32	1,994,971
		Series - 2013 TYSN (Class C)
1,500,000	g	Bowman Park CLO Ltd		3.545	11/23/25	1,499,738
		Series - 2014 1A (Class B2R)
6,000,000	g	Capital Automotive REIT		3.660	10/15/44	5,908,453
		Series - 2014 1A (Class A)
13,431,979	g	Capital Automotive REIT		3.870	04/15/47	13,270,855
		Series - 2017 1A (Class A1)
2,500,000	g,i	Carlyle Global Market Strategies Ltd	LIBOR 3 M + 5.300%	7.648	04/20/27	2,501,607
		Series - 2015 1A (Class E1)
2,550,000		CarMax Auto Owner Trust		2.150	03/15/21	2,534,613
		Series - 2015 2 (Class B)
1,800,000		CarMax Auto Owner Trust		2.390	03/15/21	1,792,436
		Series - 2015 2 (Class C)
884,048	i	C-BASS Trust	LIBOR 1 M + 0.080%	2.296	07/25/36	870,154
		Series - 2006 CB6 (Class A1)
8,817,685	†,g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	2.639	04/07/52	482,081
		Series - 2007 1A (Class A2)
79,713	i	CIT Group Home Equity Loan Trust		6.200	02/25/30	81,208
		Series - 2002 1 (Class AF6)
6,000,000		CNH Equipment Trust		2.930	12/15/21	5,999,265
		Series - 2018 B (Class A2)
1,656,623	g	DaimlerChrysler Capital Auto Receivables Trust		1.640	07/15/21	1,647,864
		Series - 2016 BA (Class A3)
6,755,000	g	DB Master Finance LLC		3.980	02/20/45	6,755,946
		Series - 2015 1A (Class A2II)
12,406,250	g	DB Master Finance LLC		3.629	11/20/47	12,088,402
		Series - 2017 1A (Class A2I)
28

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$5,083,000	g	Domino’s Pizza Master Issuer LLC		4.474%	10/25/45	$5,121,173
		Series - 2015 1A (Class A2II)
16,038,000	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	15,490,142
		Series - 2017 1A (Class A2II)
2,394,000	g	Domino’s Pizza Master Issuer LLC		4.116	07/25/48	2,378,942
		Series - 2018 1A (Class A2I)
4,500,000	g	Ford Credit Auto Owner Trust		2.310	08/15/27	4,404,343
		Series - 2016 1 (Class A)
11,000,000	g	Ford Credit Auto Owner Trust		2.030	12/15/27	10,640,588
		Series - 2016 2 (Class A)
6,000,000	g	Ford Credit Auto Owner Trust		2.620	08/15/28	5,844,557
		Series - 2017 1 (Class A)
2,000,000	g	Ford Credit Auto Owner Trust		2.360	03/15/29	1,917,805
		Series - 2017 2 (Class A)
2,250,000	g,i	FREMF Mortgage Trust		4.156	03/25/49	2,214,394
		Series - 2016 K53 (Class B)
5,250,000		GM Financial Automobile Leasing Trust		2.890	09/21/20	5,249,339
		Series - 2018 3 (Class A2A)
3,000,000	g	GMF Floorplan Owner Revolving Trust		2.130	07/15/20	2,943,976
		Series - 2017 2 (Class A1)
1,950,000	g	GMF Floorplan Owner Revolving Trust		2.220	01/18/22	1,929,245
		Series - 2017 1 (Class A1)
2,244,625	g	HERO Funding Trust		3.190	09/20/48	2,154,620
		Series - 2017 3A (Class A1)
822,083	g	HERO Funding Trust		3.280	09/20/48	804,700
		Series - 2017 2A (Class A1)
2,918,013	g	HERO Funding Trust		3.950	09/20/48	2,888,092
		Series - 2017 3A (Class A2)
1,644,167	g	HERO Funding Trust		4.070	09/20/48	1,653,919
		Series - 2017 2A (Class A2)
15,500,000	g	Hertz Vehicle Financing II LP		3.290	02/25/24	15,076,280
		Series - 2018 1A (Class A)
5,625,000	g	Hertz Vehicle Financing LLC		2.270	07/25/20	5,587,606
		Series - 2016 3A (Class A)
7,500,000	g	Hertz Vehicle Financing LLC		4.030	07/25/24	7,493,408
		Series - 2018 3A (Class A)
2,566,680	g	Hilton Grand Vacations Trust		2.660	12/26/28	2,517,960
		Series - 2017 AA (Class A)
1,925,010	g,i	Hilton Grand Vacations Trust		2.960	12/26/28	1,875,959
		Series - 2017 AA (Class B)
2,270,000	g,h,i	Hilton Grand Vacations Trust		4.000	02/25/32	2,266,372
		Series - 2018 AA (Class C)
6,750,000	g,i	Madison Park Funding Ltd	LIBOR 3 M + 1.750%	4.148	10/18/30	6,750,000
		Series - 2018 29A (Class B)
1,071,686	g	MVW Owner Trust		2.520	12/20/32	1,049,142
		Series - 2015 1A (Class A)
4,067,826	g	MVW Owner Trust		3.900	01/21/36	4,047,440
		Series - 2018 1A (Class C)
2,500,000	g	Myers Park CLO Ltd		4.421	10/20/30	2,464,245
		Series - 2018 1A (Class B2)
1,253,000	g,i	Natixis Commercial Mortgage Securities Trust		3.917	11/15/32	1,238,963
		Series - 2018 285M (Class C)
29

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$20,299,304	g,i	New Residential Mortgage Loan Trust	4.000%	02/25/57	$20,358,810
		Series - 2017 1A (Class A1)
7,500,000	g	Octagon Investment Partners 38 Ltd	4.500	07/20/30	7,486,587
		Series - 2018 1A (Class A3B)
352,178	g,i	Orange Lake Timeshare Trust	3.030	07/09/29	345,281
		Series - 2014 AA (Class B)
2,428,614	g	Orange Lake Timeshare Trust	3.100	11/08/30	2,393,053
		Series - 2018 A (Class A)
6,250,000	g	Planet Fitness Master Issuer LLC	4.262	09/05/48	6,237,187
		Series - 2018 1A (Class A2I)
2,500,000	g	Planet Fitness Master Issuer LLC	4.666	09/05/48	2,474,550
		Series - 2018 1A (Class A2II)
2,325,000	g	Pretium Mortgage Credit Partners I LLC	5.000	03/27/33	2,306,091
		Series - 2018 NPL2 (Class A2) (Step bond)
946,478	g	Pretium Mortgage Credit Partners I LLC	4.125	08/27/33	945,515
		Series - 2018 NPL3 (Class A1) (Step bond)
3,250,000	g	Prudential plc	4.660	07/15/31	3,199,607
		Series - 2018 1A (Class B1)
2,000,000		PSNH Funding LLC	3.506	08/01/28	1,991,663
		Series - 2018 1 (Class A2)
1,000,000	g	RBS Commercial Funding, Inc Trust	3.511	03/11/31	968,764
		Series - 2013 SMV (Class B)
9,536,685	g	Renew	3.950	09/20/53	9,486,604
		Series - 2018 1 (Class A)
2,051,475		Santander Drive Auto Receivables Trust	1.770	09/15/20	2,049,788
		Series - 2017 1 (Class A3)
1,035,694		Santander Drive Auto Receivables Trust	1.870	12/15/20	1,034,683
		Series - 2017 2 (Class A3)
3,000,000		Santander Drive Auto Receivables Trust	1.870	06/15/21	2,990,827
		Series - 2017 3 (Class A3)
469,962		Santander Drive Auto Receivables Trust	2.740	12/15/21	469,893
		Series - 2015 5 (Class C)
6,000,000		Santander Drive Auto Receivables Trust	2.800	08/15/22	5,933,087
		Series - 2016 3 (Class D)
4,000,000		Santander Drive Auto Receivables Trust	3.170	04/17/23	3,975,146
		Series - 2017 1 (Class D)
2,385,727	g	Sierra Receivables Funding Co LLC	3.050	03/22/32	2,373,889
		Series - 2015 1A (Class B)
7,375,060	g	Sierra Receivables Funding Co LLC	2.910	03/20/34	7,280,855
		Series - 2017 1A (Class A)
500,343	g	Sierra Receivables Funding Co LLC	3.200	03/20/34	488,765
		Series - 2017 1A (Class B)
1,093,685	g	Sierra Timeshare Receivables Funding LLC	2.580	09/20/32	1,077,238
		Series - 2015 3A (Class A)
109,368	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	108,238
		Series - 2015 3A (Class B)
1,784,345	g	Sierra Timeshare Receivables Funding LLC	3.080	03/21/33	1,772,452
		Series - 2016 1A (Class A)
3,372,849	g	Sierra Timeshare Receivables Funding LLC	2.330	07/20/33	3,307,187
		Series - 2016 2A (Class A)
433,157	g	Sierra Timeshare Receivables Funding LLC	2.780	07/20/33	425,890
		Series - 2016 2A (Class B)
2,168,559	g	Sierra Timeshare Receivables Funding LLC	2.430	10/20/33	2,124,115
		Series - 2016 3A (Class A)
30

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,334,498	g	Sierra Timeshare Receivables Funding LLC		2.630%	10/20/33	$1,292,367
		Series - 2016 3A (Class B)
6,599,124	g	Sierra Timeshare Receivables Funding LLC		3.650	06/20/35	6,575,182
		Series - 2018 2A (Class B)
8,659,595	g	SMB Private Education Loan Trust		2.430	02/17/32	8,367,692
		Series - 2016 B (Class A2A)
5,125,000	g	SMB Private Education Loan Trust		2.880	09/15/34	5,007,646
		Series - 2017 A (Class A2A)
3,750,000	g	SMB Private Education Loan Trust		2.820	10/15/35	3,628,212
		Series - 2017 B (Class A2A)
7,000,000	g	Sofi Professional Loan Program LLC		3.120	02/25/48	6,998,944
		Series - 2018 D (Class A1FX)
440,213	g	SoFi Professional Loan Program LLC		1.530	04/25/33	439,292
		Series - 2016 D (Class A2A)
5,000,000	g	SoFi Professional Loan Program LLC		2.340	04/25/33	4,848,277
		Series - 2016 D (Class A2B)
7,355,000	g	SoFi Professional Loan Program LLC		2.490	01/25/36	7,228,387
		Series - 2016 E (Class A2B)
2,793,042	g	SoFi Professional Loan Program LLC		2.760	12/26/36	2,747,878
		Series - 2016 A (Class A2)
408,620	g	SoFi Professional Loan Program LLC		1.550	03/26/40	405,442
		Series - 2017 A (Class A2A)
3,825,000	g	SoFi Professional Loan Program LLC		2.400	03/26/40	3,700,484
		Series - 2017 A (Class A2B)
2,725,203	g	SoFi Professional Loan Program LLC		1.830	05/25/40	2,708,278
		Series - 2017 B (Class A1FX)
5,075,000	g	SoFi Professional Loan Program LLC		2.740	05/25/40	4,982,978
		Series - 2017 B (Class A2FX)
2,250,000	g	SoFi Professional Loan Program LLC		2.630	07/25/40	2,179,088
		Series - 2017 C (Class A2B)
3,750,000	g	SoFi Professional Loan Program LLC		2.720	11/26/40	3,621,305
		Series - 2017 E (Class A2B)
6,750,000	g	SoFi Professional Loan Program LLC		2.840	01/25/41	6,544,477
		Series - 2017 F (Class A2FX)
1,806,589	g	SolarCity LMC		4.800	11/20/38	1,816,284
		Series - 2013 1 (Class A)
1,840,306	g	SolarCity LMC		4.020	07/20/44	1,803,428
		Series - 2014 2 (Class A)
2,600,000	g,i	Sound Point Clo XV Ltd	LIBOR 3 M + 5.960%	8.307	01/23/29	2,609,771
		Series - 2017 1A (Class E)
9,173,555	g	SpringCastle America Funding LLC		3.050	04/25/29	9,133,159
		Series - 2016 AA (Class A)
3,000,000	g	SpringCastle America Funding LLC		4.100	10/25/33	2,951,602
		Series - 2016 AA (Class B)
2,955,000	g	Taco Bell Funding LLC		3.832	05/25/46	2,954,882
		Series - 2016 1A (Class A2I)
10,279,956	g	TLF National Tax Lien Trust		3.090	12/15/29	10,252,904
		Series - 2017 1A (Class A)
1,265,225	g	TLF National Tax Lien Trust		3.840	12/15/29	1,254,899
		Series - 2017 1A (Class B)
13,145,000	g	Verizon Owner Trust		2.060	09/20/21	13,025,955
		Series - 2017 1A (Class A)
31

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$2,000,000	g	VOLT LIX LLC		5.375%	05/25/47	$1,997,497
		Series - 2017 NPL6 (Class A2) (Step bond)
6,951,606	g	VOLT LXII LLC		3.125	09/25/47	6,868,583
		Series - 2017 NPL9 (Class A1) (Step bond)
1,344,460	g	VOLT LXV LLC		3.750	04/25/48	1,340,363
		Series - 2018 NPL1 (Class A1) (Step bond)
2,500,000	g,h,i	Voya CLO Ltd	LIBOR 3 M + 1.650%	4.110	10/15/31	2,496,436
		Series - 2018 3A (Class B)
29,119	g,i	Wachovia Loan Trust	LIBOR 1 M + 0.360%	2.576	05/25/35	29,102
		Series - 2005 SD1 (Class A)
15,001,638	g	Wendys Funding LLC		3.573	03/15/48	14,434,576
		Series - 2018 1A (Class A2I)
992,500	g	Wendys Funding LLC		3.884	03/15/48	952,691
		Series - 2018 1A (Class A2II)
1,000,000		World Financial Network Credit Card Master Trust		2.030	04/15/25	964,066
		Series - 2016 A (Class A)
10,000,000	g,i	Worldwide Plaza Trust		3.715	11/10/36	9,038,577
		Series - 2017 WWP (Class E)
10,548,000	g,i	Worldwide Plaza Trust		3.715	11/10/36	10,180,846
		Series - 2017 WWP (Class B)
		TOTAL ASSET BACKED				466,983,779

OTHER MORTGAGE BACKED - 11.9%
1,018,631	i	American Home Mortgage Investment Trust	LIBOR 6 M + 1.500%	4.031	10/25/34	1,008,354
		Series - 2004 3 (Class 4A)
2,625,000	i	Banc of America Commercial Mortgage Trust		4.507	09/15/48	2,636,776
		Series - 2015 UBS7 (Class C)
1,080,000	i	Banc of America Commercial Mortgage Trust		4.507	09/15/48	1,097,718
		Series - 2015 UBS7 (Class B)
6,340,910		Banc of America Commercial Mortgage Trust		1.559	07/15/49	6,226,102
		Series - 2016 UB10 (Class A1)
6,000,000		Banc of America Commercial Mortgage Trust		3.366	02/15/50	5,914,460
		Series - 2017 BNK3 (Class ASB)
357,325	g,i	Banc of America Commercial Mortgage Trust		5.928	02/10/51	362,096
		Series - 2007 4 (Class E)
6,000,000	g,i	Banc of America Commercial Mortgage Trust		6.038	02/10/51	2,248,200
		Series - 2007 5 (Class B)
12,000,000		BANK		3.731	11/15/50	11,748,521
		Series - 2017 BNK8 (Class AS)
7,500,000		BANK		3.289	07/15/60	7,340,272
		Series - 2017 BNK6 (Class ASB)
1,500,000	g,i	BBCMS Trust		4.409	08/05/38	1,294,983
		Series - 2018 CHRS (Class E)
2,000,000	g,i	Bear Stearns Commercial Mortgage Securities Trust		5.542	02/11/41	1,700,100
		Series - 2005 PWR7 (Class E)
1,000,000	g,i	Bear Stearns Commercial Mortgage Securities Trust		5.892	11/11/41	1,014,008
		Series - 2004 PWR6 (Class G)
857,540	g,i	Bear Stearns Commercial Mortgage Securities Trust		6.027	02/13/42	873,326
		Series - 2005 T18 (Class F)
32

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$2,350,000	g	BWAY Mortgage Trust		2.917%	01/10/35	$2,257,490
		Series - 2015 1740 (Class A)
5,000,000	i	CD Commercial Mortgage Trust		3.879	11/10/49	4,914,117
		Series - 2016 CD2 (Class B)
750,000	i	CD Commercial Mortgage Trust		4.164	11/10/49	726,702
		Series - 2016 CD2 (Class C)
9,000,000		CD Commercial Mortgage Trust		3.453	02/10/50	8,911,039
		Series - 2017 CD3 (Class AAB)
17,068,000	i	CD Commercial Mortgage Trust		3.684	08/15/50	16,702,376
		Series - 2017 CD5 (Class AS)
736,951	i	CHL Mortgage Pass-Through Trust		3.609	02/20/35	744,140
		Series - 2004 HYB9 (Class 1A1)
2,000,000		Citigroup Commercial Mortgage Trust		4.023	03/10/47	2,045,438
		Series - 2014 2014-GC19 (Class A4)
870,355		Citigroup Commercial Mortgage Trust		1.847	11/10/48	861,939
		Series - 2015 GC35 (Class A1)
5,000,000		Citigroup Commercial Mortgage Trust		3.297	10/12/50	4,888,969
		Series - 2017 C4 (Class AAB)
5,351,161	i	COBALT CMBS Commercial Mortgage Trust		6.015	05/15/46	5,445,769
		Series - 2007 C3 (Class AJ)
12,390,000	g,i	COMM Mortgage Trust		3.712	10/10/29	11,917,817
		Series - 2017 PANW (Class C)
2,000,000	g	COMM Mortgage Trust		3.397	03/10/46	1,955,025
		Series - 2013 CR6 (Class B)
5,000,000		COMM Mortgage Trust		3.691	03/10/47	5,022,152
		Series - 2014 UBS2 (Class A4)
2,000,000		COMM Mortgage Trust		3.828	07/15/47	2,025,376
		Series - 2014 CR18 (Class A5)
5,000,000		COMM Mortgage Trust		3.917	10/10/47	5,079,182
		Series - 2014 LC17 (Class A5)
2,095,000		COMM Mortgage Trust		3.040	02/10/48	2,060,839
		Series - 2015 LC19 (Class ASB)
5,000,000		COMM Mortgage Trust		3.801	05/10/48	4,983,022
		Series - 2015 CR23 (Class AM)
5,000,000	g,i	COMM Mortgage Trust		3.807	05/10/48	5,006,172
		Series - 2015 CR23 (Class CMB)
1,000,000		COMM Mortgage Trust		3.984	10/10/48	1,003,763
		Series - 2015 CR27 (Class AM)
3,000,000		COMM Mortgage Trust		4.228	05/10/51	3,083,792
		Series - 2018 COR3 (Class A3)
3,436,660	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	5.216	07/25/24	3,684,487
		Series - 2014 C03 (Class 1M2)
1,990,524	i	Connecticut Avenue Securities	LIBOR 1 M + 2.150%	4.366	09/25/28	1,998,480
		Series - 2016 C02 (Class 1M1)
2,526,117	i	Connecticut Avenue Securities	LIBOR 1 M + 2.000%	4.216	10/25/28	2,555,851
		Series - 2016 C03 (Class 1M1)
4,502,457	i	Connecticut Avenue Securities	LIBOR 1 M + 1.350%	3.566	01/25/29	4,515,029
		Series - 2016 C05 (Class 2M1)
9,755,014	i	Connecticut Avenue Securities	LIBOR 1 M + 1.450%	3.666	01/25/29	9,821,858
		Series - 2016 C04 (Class 1M1)
33

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$12,022,718	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	3.516%	04/25/29	$12,125,185
		Series - 2016 C06 (Class 1M1)
24,910,655	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	2.165	07/25/29	25,080,595
		Series - 2017 C01 (Class 1M1)
12,622,442	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	3.166	10/25/29	12,700,164
		Series - 2017 C03 (Class 1M1)
3,586,091	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	3.066	11/25/29	3,598,477
		Series - 2017 C04 (Class 2M1)
18,726	i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	2.966	02/25/30	18,762
		Series - 2017 C06 (Class 1M1)
28,169,738	i	Connecticut Avenue Securities	LIBOR 1 M + 0.650%	2.866	05/25/30	28,210,823
		Series - 2017 C07 (Class 1M1)
16,878,710	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	2.816	07/25/30	16,901,516
		Series - 2018 C01 (Class 1M1)
5,814,243	i	Connecticut Avenue Securities	LIBOR 1 M + 0.680%	2.896	10/25/30	5,824,281
		Series - 2018 C03 (Class 1M1)
5,071,280	i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	2.966	12/25/30	5,078,813
		Series - 2018 C04 (Class 2M1)
7,190,711	i	Connecticut Avenue Securities	LIBOR 1 M + 0.720%	2.936	01/25/31	7,203,704
		Series - 2018 C05 (Class 1M1)
68,365	i	Credit Suisse First Boston Mortgage Securities Corp		5.100	08/15/38	68,947
		Series - 2005 C5 (Class F)
4,000,000		CSAIL Commercial Mortgage Trust		3.314	11/15/49	3,962,690
		Series - 2016 C7 (Class ASB)
7,800,000	g,i	DBUBS Mortgage Trust		5.718	07/10/44	8,024,029
		Series - 2011 LC2A (Class D)
10,110,000	g,i	DBUBS Mortgage Trust		5.884	11/10/46	10,580,509
		Series - 2011 LC1A (Class C)
5,746,982	g,i	Flagstar Mortgage Trust		3.500	03/25/47	5,643,714
		Series - 2017 1 (Class 1A5)
7,640,080	g,i	Flagstar Mortgage Trust		4.000	05/25/48	7,600,973
		Series - 2018 3INV (Class A3)
2,200,000	g,i	Flagstar Mortgage Trust		4.000	09/25/48	2,169,149
		Series - 2018 5 (Class A11)
5,000,000	g	Galaxy XXVII CLO Ltd		4.193	05/16/31	4,855,041
		Series - 2018 27A (Class B2)
652,442	i	GE Capital Commercial Mortgage Corp		5.939	11/10/45	658,966
		Series - 2005 C4 (Class AJ)
7,000,000	g	GRACE Mortgage Trust		3.369	06/10/28	7,003,104
		Series - 2014 GRCE (Class A)
10,500,000	g	GS Mortgage Securities Corp II		3.419	10/10/32	10,411,993
		Series - 2017 SLP (Class A)
1,344,000	g	GS Mortgage Securities Corp II		3.551	04/10/34	1,348,423
		Series - 2012 ALOH (Class A)
2,000,000		GS Mortgage Securities Corp II		3.382	05/10/50	1,967,496
		Series - 2015 GC30 (Class A4)
2,590,000	i	GS Mortgage Securities Corp II		3.777	05/10/50	2,565,586
		Series - 2015 GC30 (Class AS)
2,508,217		GS Mortgage Securities Trust		1.478	05/10/49	2,455,828
		Series - 2016 GS2 (Class A1)
8,000,000		GS Mortgage Securities Trust		3.467	03/10/50	7,918,869
		Series - 2017 GS5 (Class AAB)
34

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,971,982	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	2.788%	08/19/45	$1,966,319
		Series - 2005 11 (Class 2A1A)
3,000,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	2,791,215
		Series - 2016 10HY (Class B)
3,500,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	3,221,011
		Series - 2016 10HY (Class C)
224,185	i	Impac CMB Trust	LIBOR 1 M + 0.660%	2.876	03/25/35	219,690
		Series - 2004 11 (Class 2A1)
1,500,000		JP Morgan Chase Commercial Mortgage Securities Corp		4.166	12/15/46	1,543,040
		Series - 2013 C16 (Class A4)
1,700,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		4.125	01/15/46	1,646,348
		Series - 2013 C13 (Class D)
6,950,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.865	02/15/46	7,065,651
		Series - 2011 C3 (Class D)
7,446,403	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	2.376	06/25/37	7,305,959
		Series - 2007 CH5 (Class A1)
4,135,000	g,i	JP Morgan Mortgage Trust		4.000	09/25/40	4,082,184
		Series - 2018 9 (Class A13)
531,312	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	511,222
		Series - 0 3 (Class A19)
944,617	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	908,900
		Series - 0 6 (Class A13)
1,086,775	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	1,045,003
		Series - 0 1 (Class A13)
591,273	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	581,313
		Series - 2017 1 (Class A3)
664,532	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	645,740
		Series - 2017 2 (Class A13)
4,003,571	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	3,884,517
		Series - 2017 2 (Class A3)
293,300	g,i	JP Morgan Mortgage Trust		3.500	08/25/47	288,771
		Series - 2017 3 (Class 1A5)
3,423,187	g,i	JP Morgan Mortgage Trust		3.000	12/25/48	3,312,467
		Series - 2017 6 (Class A6)
6,286,047	g,i	JP Morgan Mortgage Trust		3.500	12/25/48	6,184,880
		Series - 2018 6 (Class 1A3)
2,186,329	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	2,158,403
		Series - 2018 8 (Class A13)
8,000,000		JPMBB Commercial Mortgage Securities Trust		3.493	08/15/47	7,971,569
		Series - 2014 C21 (Class A4)
2,000,000		JPMBB Commercial Mortgage Securities Trust		3.775	08/15/47	2,018,013
		Series - 2014 C21 (Class A5)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.483	02/15/48	978,835
		Series - 2015 C27 (Class C)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust		3.917	05/15/48	1,997,370
		Series - 2015 C29 (Class AS)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.118	05/15/48	999,448
		Series - 2015 C29 (Class B)
5,000,000		JPMBB Commercial Mortgage Securities Trust		3.801	08/15/48	5,041,652
		Series - 2015 C31 (Class A3)
35

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000		JPMBB Commercial Mortgage Securities Trust	4.106%	08/15/48	$2,017,408
		Series - 2015 C31 (Class AS)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.771	08/15/48	2,069,977
		Series - 2015 C31 (Class B)
3,419,000		JPMBB Commercial Mortgage Securities Trust	3.227	10/15/48	3,327,635
		Series - 2015 C28 (Class A4)
95,087	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	95,064
		Series - 2007 C6 (Class AM)
10,000,000	g,i	MAD Mortgage Trust	3.294	08/15/34	9,721,216
		Series - 2017 330M (Class A)
3,578,222	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	3,594,343
		Series - 2007 6 (Class AM)
5,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.476	11/15/45	4,961,432
		Series - 2012 C6 (Class AS)
1,076,944	g	Morgan Stanley Bank of America Merrill Lynch Trust	3.989	12/15/46	1,071,032
		Series - 2014 C19 (Class LNC1)
4,717,013	g	Morgan Stanley Bank of America Merrill Lynch Trust	4.750	12/15/46	4,719,720
		Series - 2014 C19 (Class LNC3)
3,069,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	4.982	02/15/47	3,129,501
		Series - 2014 C14 (Class C)
140,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.069	02/15/48	138,212
		Series - 2015 C20 (Class ASB)
2,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.338	03/15/48	2,445,285
		Series - 2015 C21 (Class A4)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.561	04/15/48	1,955,577
		Series - 2015 C22 (Class AS)
2,130,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	4.194	12/15/48	2,056,119
		Series - 2013 C8 (Class C)
1,442,485	i	Morgan Stanley Capital I Trust	5.389	11/12/41	1,436,168
		Series - 2006 HQ10 (Class AJ)
3,620,349	i	Morgan Stanley Capital I Trust	6.145	06/11/42	3,796,846
		Series - 2007 T27 (Class AJ)
5,000,000	g,i	Morgan Stanley Capital I Trust	5.792	09/15/42	5,109,351
		Series - 2005 IQ10 (Class E)
2,207,555	i	Morgan Stanley Capital I Trust	6.328	06/11/49	2,227,135
		Series - 2007 IQ15 (Class AJ)
13,000,000		Morgan Stanley Capital I Trust	2.606	08/15/49	12,359,798
		Series - 2016 UB11 (Class ASB)
3,741,209	i	Morgan Stanley Capital I Trust	6.358	12/12/49	2,832,356
		Series - 2007 IQ16 (Class AJ)
4,000,000	g,i	MSDB Trust	3.427	07/11/39	3,849,949
		Series - 2017 712F (Class A)
18,445,000	g	One Market Plaza Trust	3.614	02/10/32	18,335,660
		Series - 2017 1MKT (Class A)
36

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$2,149,679	g,i	Sequoia Mortgage Trust		3.500%	11/25/46	$2,123,143
		Series - 2016 3 (Class A10)
6,204,895	g,i	Sequoia Mortgage Trust		3.500	02/25/47	6,104,723
		Series - 2017 2 (Class A4)
10,769,494	g,i	Sequoia Mortgage Trust		3.500	04/25/47	10,654,325
		Series - 2017 3 (Class A4)
4,243,959	g,i	Sequoia Mortgage Trust		3.500	08/25/47	4,178,415
		Series - 2017 5 (Class A4)
8,501,499	g,i	Sequoia Mortgage Trust		3.500	05/25/48	8,375,337
		Series - 2018 5 (Class A4)
1,645,941	g,i	Sequoia Mortgage Trust		4.000	06/25/48	1,639,695
		Series - 2018 CH2 (Class A21)
1,924,250	g,i	Sequoia Mortgage Trust		4.000	07/25/48	1,931,691
		Series - 0 6 (Class A4)
430,074	i	Shellpoint Co-Originator Trust		3.500	11/21/46	423,260
		Series - 0 1 (Class 1A10)
12,526,865	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.416	09/25/24	12,903,313
		Series - 2014 HQ2 (Class M2)
815,736	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.416	03/25/25	817,901
		Series - 2015 HQ1 (Class M2)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 3.800%	6.016	03/25/25	1,870,783
		Series - 2015 HQ1 (Class M3)
2,617,117	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.950%	4.166	05/25/25	2,686,156
		Series - 2015 HQ2 (Class M2)
3,628,687	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.600%	4.816	12/25/27	3,703,004
		Series - 2015 DNA2 (Class M2)
3,194,013	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.650%	4.866	03/25/28	3,246,824
		Series - 2015 HQA1 (Class M2)
2,305,115	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.416	10/25/28	2,326,950
		Series - 2016 DNA2 (Class M2)
1,117,527	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.800%	3.016	03/25/29	1,118,058
		Series - 2016 DNA4 (Class M1)
2,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.300%	3.516	03/25/29	2,775,838
		Series - 2016 DNA4 (Class M2)
10,721,236	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.416	07/25/29	10,814,809
		Series - 2017 DNA1 (Class M1)
3,947,994	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.416	10/25/29	3,991,731
		Series - 2017 DNA2 (Class M1)
729,997	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.800%	1.959	12/25/29	731,703
		Series - 2017 HQA2 (Class M1)
37

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$28,072,697	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.750%	2.966%	03/25/30	$28,181,333
		Series - 2017 DNA3 (Class M1)
1,641,846	g,i	Structured Agency Credit Risk Debt Note (STACR)		3.820	05/25/48	1,640,886
		Series - 2018 SPI2 (Class M1)
6,360,000	g,i	Structured Agency Credit Risk Debt Note (STACR)		4.168	08/25/48	6,381,885
		Series - 2018 SPI3 (Class M1)
4,620,000	g,i	UBS-Barclays Commercial Mortgage Trust		3.875	04/10/46	4,586,919
		Series - 2013 C6 (Class B)
1,275,000	g	UBS-Citigroup Commercial Mortgage Trust		5.154	01/10/45	1,317,730
		Series - 2011 C1 (Class AS)
3,732,329	g	VSE VOI Mortgage LLC		2.330	03/20/35	3,602,392
		Series - 2017 A (Class A)
3,445,270	g	VSE VOI Mortgage LLC		4.020	02/20/36	3,435,457
		Series - 2018 A (Class C)
12,840,667	i	Wachovia Bank Commercial Mortgage Trust		6.343	05/15/46	13,057,032
		Series - 2007 C34 (Class AJ)
1,700,000	i	Wachovia Bank Commercial Mortgage Trust		6.418	05/15/46	1,736,618
		Series - 2007 C34 (Class C)
2,000,000	i	Wachovia Bank Commercial Mortgage Trust		6.418	05/15/46	2,035,060
		Series - 2007 C34 (Class B)
323,794	i	Wachovia Bank Commercial Mortgage Trust		6.057	06/15/49	327,032
		Series - 2007 C32 (Class AJ)
10,000,000		Wells Fargo Commercial Mortgage Trust		3.539	10/15/45	9,993,055
		Series - 2012 LC5 (Class AS)
2,100,000	i	Wells Fargo Commercial Mortgage Trust		3.658	05/15/48	2,050,902
		Series - 2015 NXS1 (Class B)
5,055,000		Wells Fargo Commercial Mortgage Trust		2.825	10/15/49	4,878,369
		Series - 2016 LC24 (Class ASB)
2,000,000		Wells Fargo Commercial Mortgage Trust		2.827	11/15/49	1,927,424
		Series - 2016 NXS6 (Class ASB)
1,180,000		Wells Fargo Commercial Mortgage Trust		3.467	04/15/50	1,143,271
		Series - 2015 LC20 (Class AS)
2,000,000		Wells Fargo Commercial Mortgage Trust		3.185	03/15/59	1,966,978
		Series - 2016 C33 (Class ASB)
1,000,000		Wells Fargo Commercial Mortgage Trust		2.933	11/15/59	968,246
		Series - 2016 C36 (Class ASB)
1,000,000		WFRBS Commercial Mortgage Trust		3.345	05/15/45	977,265
		Series - 2013 C13 (Class AS)
2,225,281		WFRBS Commercial Mortgage Trust		3.995	05/15/47	2,267,052
		Series - 2014 C20 (Class A5)
1,250,000		WFRBS Commercial Mortgage Trust		3.607	11/15/47	1,243,866
		Series - 2014 C24 (Class A5)
		TOTAL OTHER MORTGAGE BACKED				685,409,112

		TOTAL STRUCTURED ASSETS				1,152,392,891
		(Cost $1,178,370,131)

		TOTAL BONDS				5,372,217,546
		(Cost $5,499,507,594)
38

TIAA-CREF FUNDS - Bond Fund

					MATURITY
SHARES			COMPANY	RATE	DATE	VALUE
COMMON STOCKS - 0.0%

ENERGY - 0.0%
	9,696	*	Peabody Energy Corp			$345,565
			TOTAL ENERGY			345,565

			TOTAL COMMON STOCKS			345,565
			(Cost $133,600)

PRINCIPAL			ISSUER
SHORT-TERM INVESTMENTS - 0.8%

TREASURY DEBT - 0.8%
EGP	44,500,000	j	Egypt Treasury Bills	0.000%	01/22/19	2,344,430
	48,200,000	j	Egypt Treasury Bills	0.000	02/26/19	2,493,817
	$40,000,000		United States Treasury Bill	2.045	11/01/18	39,928,959
			TOTAL TREASURY DEBT			44,767,206

			TOTAL SHORT-TERM INVESTMENTS			44,767,206
			(Cost $44,832,431)

			TOTAL INVESTMENTS - 95.8%			5,507,324,241
			(Cost $5,634,542,944)
			OTHER ASSETS & LIABILITIES, NET - 4.2%			239,355,919
			NET ASSETS - 100.0%			$5,746,680,160

Abbreviation(s):
BRL	Brazilian Real
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
LIBOR	London Interbank Offered Rate
LKR	Sri Lankan Rupee
M	Month
REIT	Real Estate Investment Trust
RSD	Serbian Dinar
RUB	Russian Ruble
UYU	Uruguayan Peso
W	Week

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
39

TIAA-CREF FUNDS - Bond Fund

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2018, the aggregate value of these securities was $1,090,273,287 or 19.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
q	In default

Bilateral credit default swap contracts outstanding as of September 30, 2018 were as follows (see Note 3):

Purchased

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount(1)	Value	Upfront receipts (payments)	Unrealized appreciation (depreciation)
CDX-EMS30V1-5 Year Index	1.000%	Credit event as specified in contract	Goldman Sachs	12/20/23	$25,000,000	$1,042,798	$ 1,196,234	$(153,436)
Total								$(153,436)

(1) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

40

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS

BOND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2018

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
BONDS - 99.4%

CORPORATE BONDS - 25.1%

AUTOMOBILES & COMPONENTS - 0.1%
$100,000	Aptiv plc	3.150%	11/19/20	$99,202
250,000	Aptiv plc	4.250	01/15/26	248,336
100,000	Aptiv plc	4.400	10/01/46	89,629
200,000	BorgWarner, Inc	3.375	03/15/25	192,679
200,000	BorgWarner, Inc	4.375	03/15/45	188,171
600,000	Delphi Corp	4.150	03/15/24	601,067
425,000	Ford Motor Co	4.346	12/08/26	400,168
500,000	Ford Motor Co	7.450	07/16/31	556,933
1,050,000	Ford Motor Co	4.750	01/15/43	874,955
750,000	Ford Motor Co	5.291	12/08/46	667,064
350,000	General Motors Co	4.200	10/01/27	330,010
500,000	General Motors Co	5.000	10/01/28	493,545
500,000	General Motors Co	6.600	04/01/36	532,585
500,000	General Motors Co	5.150	04/01/38	464,554
350,000	General Motors Co	6.750	04/01/46	378,356
500,000	General Motors Co	5.400	04/01/48	466,029
250,000	General Motors Co	5.950	04/01/49	247,954
175,000	Harley-Davidson, Inc	3.500	07/28/25	167,527
200,000	Harley-Davidson, Inc	4.625	07/28/45	186,617
750,000	Honeywell International, Inc	1.400	10/30/19	739,159
500,000	Honeywell International, Inc	1.800	10/30/19	495,093
750,000	Honeywell International, Inc	1.850	11/01/21	721,578
500,000	Honeywell International, Inc	3.350	12/01/23	499,291
1,000,000	Honeywell International, Inc	2.500	11/01/26	925,196
782,000	Honeywell International, Inc	3.812	11/21/47	743,969
800,000	Lear Corp	3.800	09/15/27	742,306
300,000	Magna International, Inc	3.625	06/15/24	296,664
100,000	Magna International, Inc	4.150	10/01/25	101,069
300,000	Toyota Motor Corp	3.183	07/20/21	300,323
300,000	Toyota Motor Corp	3.419	07/20/23	299,637
300,000	Toyota Motor Corp	3.669	07/20/28	297,264
	TOTAL AUTOMOBILES & COMPONENTS			13,346,930
BANKS - 4.2%
1,300,000	Australia & New Zealand Banking Group Ltd	2.250	11/09/20	1,272,227
1,000,000	Australia & New Zealand Banking Group Ltd	3.300	05/17/21	995,525
750,000	Australia & New Zealand Banking Group Ltd	2.300	06/01/21	727,830
500,000	Australia & New Zealand Banking Group Ltd	2.550	11/23/21	485,285
300,000	Australia & New Zealand Banking Group Ltd	2.625	05/19/22	289,761
300,000	Australia & New Zealand Banking Group Ltd	2.625	11/09/22	288,807
200,000	Australia & New Zealand Banking Group Ltd	3.700	11/16/25	197,833
350,000	Banco Bilbao Vizcaya Argentaria S.A.	3.000	10/20/20	346,205
1,000,000	Banco Santander S.A.	4.379	04/12/18	945,365
41

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	Banco Santander S.A.	3.500%	04/11/22	$391,921
600,000	Banco Santander S.A.	3.125	02/23/23	569,318
1,000,000	Banco Santander S.A.	3.848	04/12/23	976,859
400,000	Banco Santander S.A.	5.179	11/19/25	401,731
400,000	Banco Santander S.A.	4.250	04/11/27	377,598
400,000	Banco Santander S.A.	3.800	02/23/28	363,238
200,000	Bancolombia S.A.	5.950	06/03/21	209,400
1,000,000	Bank of America Corp	2.625	10/19/20	987,879
200,000	Bank of America Corp	2.151	11/09/20	195,716
1,750,000	Bank of America Corp	2.625	04/19/21	1,721,271
500,000	Bank of America Corp	2.369	07/21/21	491,218
1,000,000	Bank of America Corp	2.328	10/01/21	978,260
3,000,000	Bank of America Corp	2.738	01/23/22	2,950,015
3,000,000	Bank of America Corp	3.499	05/17/22	2,998,145
2,225,000	Bank of America Corp	3.300	01/11/23	2,191,560
750,000	Bank of America Corp	3.124	01/20/23	736,429
1,000,000	Bank of America Corp	2.816	07/21/23	966,160
4,718,000	Bank of America Corp	3.004	12/20/23	4,577,429
3,500,000	Bank of America Corp	4.125	01/22/24	3,554,874
1,750,000	Bank of America Corp	3.550	03/05/24	1,729,484
406,000	Bank of America Corp	4.000	04/01/24	409,518
1,500,000	Bank of America Corp	3.864	07/23/24	1,499,597
1,475,000	Bank of America Corp	4.200	08/26/24	1,481,608
750,000	Bank of America Corp	4.000	01/22/25	739,824
3,550,000	Bank of America Corp	3.950	04/21/25	3,474,330
3,000,000	Bank of America Corp	3.093	10/01/25	2,857,058
3,000,000	Bank of America Corp	3.366	01/23/26	2,883,848
2,000,000	Bank of America Corp	3.593	07/21/28	1,905,622
4,690,000	Bank of America Corp	3.419	12/20/28	4,399,123
2,000,000	Bank of America Corp	3.970	03/05/29	1,951,007
1,400,000	Bank of America Corp	4.271	07/23/29	1,397,035
1,500,000	Bank of America Corp	5.000	01/21/44	1,601,326
1,500,000	Bank of America Corp	4.443	01/20/48	1,488,598
3,000,000	Bank of America Corp	3.946	01/23/49	2,740,151
500,000	Bank of Montreal	1.750	09/11/19	494,717
1,500,000	Bank of Montreal	2.100	06/15/20	1,475,537
750,000	Bank of Montreal	3.100	07/13/20	750,568
975,000	Bank of Montreal	3.100	04/13/21	970,466
1,000,000	Bank of Montreal	1.900	08/27/21	960,687
500,000	Bank of Montreal	2.350	09/11/22	479,452
425,000	Bank of Montreal	3.803	12/15/32	397,094
1,000,000	Bank of Nova Scotia	2.125	09/11/19	992,828
1,000,000	Bank of Nova Scotia	2.150	07/14/20	983,242
1,500,000	Bank of Nova Scotia	2.350	10/21/20	1,475,905
500,000	Bank of Nova Scotia	2.500	01/08/21	491,241
200,000	Bank of Nova Scotia	4.375	01/13/21	204,642
300,000	Bank of Nova Scotia	2.450	03/22/21	293,759
2,000,000	Bank of Nova Scotia	3.125	04/20/21	1,989,576
1,000,000	Bank of Nova Scotia	1.875	04/26/21	966,867
500,000	Bank of Nova Scotia	2.700	03/07/22	487,763
750,000	Bank of Nova Scotia	2.450	09/19/22	721,913
500,000	Bank of Nova Scotia	4.500	12/16/25	500,000
1,500,000	Barclays Bank plc	2.650	01/11/21	1,470,417
42

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,000,000	Barclays plc	3.200%	08/10/21	$1,963,666
1,500,000	Barclays plc	3.684	01/10/23	1,460,461
300,000	Barclays plc	4.338	05/16/24	296,293
1,225,000	Barclays plc	3.650	03/16/25	1,148,823
600,000	Barclays plc	4.375	01/12/26	581,579
1,500,000	Barclays plc	5.200	05/12/26	1,473,960
500,000	Barclays plc	4.337	01/10/28	472,871
1,750,000	Barclays plc	4.836	05/09/28	1,644,865
500,000	Barclays plc	4.972	05/16/29	493,406
500,000	Barclays plc	5.250	08/17/45	484,329
300,000	BB&T Corp	2.625	06/29/20	297,321
300,000	BB&T Corp	2.150	02/01/21	292,796
300,000	BB&T Corp	2.850	04/01/21	296,720
500,000	BB&T Corp	2.050	05/10/21	484,325
750,000	BB&T Corp	3.200	09/03/21	745,501
200,000	BB&T Corp	3.950	03/22/22	202,261
750,000	BB&T Corp	2.750	04/01/22	734,613
700,000	BB&T Corp	2.850	10/26/24	669,631
750,000	BB&T Corp	3.700	06/05/25	747,021
500,000	BB&T Corp	3.800	10/30/26	493,632
500,000	BPCE S.A.	2.250	01/27/20	493,369
1,300,000	BPCE S.A.	2.650	02/03/21	1,275,771
400,000	BPCE S.A.	2.750	12/02/21	389,598
500,000	BPCE S.A.	4.000	04/15/24	501,874
300,000	BPCE S.A.	3.375	12/02/26	280,454
500,000	Branch Banking & Trust Co	2.100	01/15/20	494,041
500,000	Branch Banking & Trust Co	2.250	06/01/20	492,600
500,000	Branch Banking & Trust Co	2.625	01/15/22	489,361
250,000	Branch Banking & Trust Co	3.625	09/16/25	245,739
300,000	Canadian Imperial Bank of Commerce	2.100	10/05/20	293,033
1,000,000	Canadian Imperial Bank of Commerce	2.700	02/02/21	985,017
500,000	Canadian Imperial Bank of Commerce	2.550	06/16/22	482,911
500,000	Canadian Imperial Bank of Commerce	3.500	09/13/23	496,766
900,000	Capital One Bank USA NA	2.950	07/23/21	884,895
500,000	Capital One Bank USA NA	2.650	08/08/22	480,476
1,000,000	Capital One NA	2.250	09/13/21	962,272
750,000	CitiBank NA	1.850	09/18/19	742,917
1,000,000	CitiBank NA	3.050	05/01/20	997,650
750,000	CitiBank NA	2.100	06/12/20	736,287
1,000,000	CitiBank NA	2.125	10/20/20	976,500
3,000,000	CitiBank NA	2.850	02/12/21	2,966,985
500,000	CitiBank NA	3.400	07/23/21	499,864
4,250,000	Citigroup, Inc	2.700	03/30/21	4,177,294
1,250,000	Citigroup, Inc	2.350	08/02/21	1,211,113
2,700,000	Citigroup, Inc	4.500	01/14/22	2,775,842
500,000	Citigroup, Inc	2.700	10/27/22	480,683
500,000	Citigroup, Inc	3.142	01/24/23	490,390
4,600,000	Citigroup, Inc	3.500	05/15/23	4,523,699
1,000,000	Citigroup, Inc	2.876	07/24/23	967,211
1,500,000	Citigroup, Inc	4.044	06/01/24	1,505,515
500,000	Citigroup, Inc	4.000	08/05/24	495,787
1,000,000	Citigroup, Inc	3.700	01/12/26	969,837
43

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$750,000	Citigroup, Inc	4.600%	03/09/26	$754,633
1,000,000	Citigroup, Inc	3.400	05/01/26	948,788
1,000,000	Citigroup, Inc	3.200	10/21/26	933,468
1,100,000	Citigroup, Inc	4.300	11/20/26	1,083,826
1,500,000	Citigroup, Inc	4.450	09/29/27	1,481,809
500,000	Citigroup, Inc	3.887	01/10/28	485,087
1,000,000	Citigroup, Inc	3.668	07/24/28	952,356
1,700,000	Citigroup, Inc	4.125	07/25/28	1,641,392
3,000,000	Citigroup, Inc	3.520	10/27/28	2,818,539
4,000,000	Citigroup, Inc	4.075	04/23/29	3,923,410
750,000	Citigroup, Inc	3.878	01/24/39	690,180
200,000	Citigroup, Inc	5.875	01/30/42	232,119
225,000	Citigroup, Inc	6.675	09/13/43	275,424
525,000	Citigroup, Inc	4.650	07/30/45	527,770
2,800,000	Citigroup, Inc	4.750	05/18/46	2,736,422
1,500,000	Citigroup, Inc	4.650	07/23/48	1,514,730
300,000	Citizens Bank NA	2.450	12/04/19	297,817
750,000	Citizens Bank NA	2.250	03/02/20	739,910
250,000	Citizens Bank NA	2.200	05/26/20	245,157
300,000	Citizens Bank NA	2.250	10/30/20	292,233
150,000	Citizens Bank NA	2.550	05/13/21	146,126
350,000	Citizens Bank NA	2.650	05/26/22	336,491
500,000	Citizens Bank NA	3.700	03/29/23	496,392
100,000	Citizens Financial Group, Inc	2.375	07/28/21	96,470
300,000	Citizens Financial Group, Inc	4.300	12/03/25	295,667
200,000	Comerica Bank	4.000	07/27/25	196,586
600,000	Comerica, Inc	2.500	06/02/20	591,749
300,000	Comerica, Inc	3.700	07/31/23	298,303
500,000	Commonwealth Bank of Australia	2.300	09/06/19	497,084
500,000	Commonwealth Bank of Australia	2.400	11/02/20	490,414
300,000	Commonwealth Bank of Australia	2.550	03/15/21	293,683
500,000	Compass Bank	3.500	06/11/21	497,438
250,000	Compass Bank	2.875	06/29/22	241,102
500,000	Compass Bank	3.875	04/10/25	479,577
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/20	1,485,104
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	1,511,653
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	05/21/25	1,465,846
400,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	446,066
1,100,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	1,153,737
500,000	Cooperatieve Rabobank UA	1.375	08/09/19	493,795
500,000	Cooperatieve Rabobank UA	4.500	01/11/21	512,173
1,000,000	Cooperatieve Rabobank UA	2.500	01/19/21	979,683
1,000,000	Cooperatieve Rabobank UA	3.125	04/26/21	993,215
625,000	Cooperatieve Rabobank UA	2.750	01/10/22	608,128
500,000	Cooperatieve Rabobank UA	2.750	01/10/23	480,517
1,850,000	Cooperatieve Rabobank UA	3.750	07/21/26	1,746,532
350,000	Cooperatieve Rabobank UA	5.250	05/24/41	392,409
500,000	Deutsche Bank AG.	2.700	07/13/20	489,765
2,300,000	Deutsche Bank AG.	3.125	01/13/21	2,244,801
2,000,000	Deutsche Bank AG.	3.150	01/22/21	1,954,229
500,000	Deutsche Bank AG.	3.375	05/12/21	490,763
500,000	Deutsche Bank AG.	3.300	11/16/22	475,478
300,000	Deutsche Bank AG.	3.950	02/27/23	291,249
44

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,800,000	Deutsche Bank AG.	4.100%	01/13/26	$1,704,459
300,000	Discover Bank	3.100	06/04/20	298,100
300,000	Discover Bank	3.200	08/09/21	296,027
1,000,000	Discover Bank	3.350	02/06/23	970,841
900,000	Discover Bank	4.200	08/08/23	902,933
200,000	Discover Bank	4.250	03/13/26	196,882
825,000	Discover Bank	3.450	07/27/26	767,269
300,000	Discover Bank	4.682	08/09/28	296,916
350,000	Discover Bank	4.650	09/13/28	350,651
400,000	Fifth Third Bancorp	2.875	07/27/20	397,456
200,000	Fifth Third Bancorp	2.875	10/01/21	196,592
200,000	Fifth Third Bancorp	3.500	03/15/22	199,385
750,000	Fifth Third Bancorp	2.600	06/15/22	722,100
1,600,000	Fifth Third Bancorp	3.850	03/15/26	1,560,911
500,000	Fifth Third Bancorp	3.950	03/14/28	490,565
140,000	Fifth Third Bancorp	8.250	03/01/38	190,721
500,000	Fifth Third Bank	2.200	10/30/20	489,316
300,000	Fifth Third Bank	2.250	06/14/21	291,159
200,000	Fifth Third Bank	3.350	07/26/21	199,431
300,000	Fifth Third Bank	3.950	07/28/25	299,514
200,000	First Horizon National Corp	3.500	12/15/20	200,295
500,000	First Republic Bank	2.500	06/06/22	480,494
175,000	First Republic Bank	4.375	08/01/46	162,290
500,000	Goldman Sachs Bank USA	3.200	06/05/20	501,323
750,000	HSBC Bank USA NA	4.875	08/24/20	769,205
266,000	HSBC Bank USA NA	5.875	11/01/34	300,984
33,000	HSBC Bank USA NA	7.000	01/15/39	42,342
1,400,000	HSBC Holdings plc	3.400	03/08/21	1,396,554
400,000	HSBC Holdings plc	2.950	05/25/21	394,550
1,000,000	HSBC Holdings plc	2.650	01/05/22	970,298
150,000	HSBC Holdings plc	4.875	01/14/22	155,520
1,400,000	HSBC Holdings plc	3.262	03/13/23	1,371,458
1,750,000	HSBC Holdings plc	3.600	05/25/23	1,732,214
200,000	HSBC Holdings plc	3.033	11/22/23	193,121
1,350,000	HSBC Holdings plc	4.250	03/14/24	1,341,526
2,000,000	HSBC Holdings plc	3.950	05/18/24	1,986,431
1,000,000	HSBC Holdings plc	4.250	08/18/25	980,575
1,225,000	HSBC Holdings plc	4.300	03/08/26	1,219,001
1,900,000	HSBC Holdings plc	3.900	05/25/26	1,841,608
750,000	HSBC Holdings plc	4.292	09/12/26	741,624
250,000	HSBC Holdings plc	4.375	11/23/26	245,589
3,500,000	HSBC Holdings plc	4.041	03/13/28	3,369,711
1,200,000	HSBC Holdings plc	4.583	06/19/29	1,201,341
2,325,000	HSBC Holdings plc	6.500	09/15/37	2,747,717
550,000	HSBC Holdings plc	6.100	01/14/42	656,554
1,175,000	HSBC Holdings plc	5.250	03/14/44	1,223,288
750,000	HSBC USA, Inc	2.375	11/13/19	745,050
2,500,000	HSBC USA, Inc	2.350	03/05/20	2,472,527
750,000	HSBC USA, Inc	2.750	08/07/20	743,756
1,000,000	HSBC USA, Inc	3.500	06/23/24	980,116
2,000,000	Huntington Bancshares, Inc	3.150	03/14/21	1,982,611
500,000	Huntington Bancshares, Inc	4.000	05/15/25	499,282
45

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	Huntington National Bank	2.375%	03/10/20	$395,849
300,000	Huntington National Bank	3.250	05/14/21	298,269
500,000	Huntington National Bank	3.550	10/06/23	494,325
300,000	Industrial & Commercial Bank of China Ltd	2.157	11/13/18	299,653
250,000	Industrial & Commercial Bank of China Ltd	3.231	11/13/19	249,082
1,300,000	Industrial & Commercial Bank of China Ltd	2.905	11/13/20	1,275,612
300,000	Industrial & Commercial Bank of China Ltd	2.635	05/26/21	290,130
250,000	Industrial & Commercial Bank of China Ltd	2.452	10/20/21	239,690
4,000,000	Industrial & Commercial Bank of China Ltd	3.538	11/08/27	3,784,200
750,000	ING Groep NV	3.150	03/29/22	731,908
200,000	ING Groep NV	4.100	10/02/23	199,835
1,250,000	ING Groep NV	3.950	03/29/27	1,199,158
500,000	ING Groep NV	4.550	10/02/28	497,365
500,000	Intesa Sanpaolo S.p.A	5.250	01/12/24	494,452
1,000,000	JPMorgan Chase & Co	2.200	10/22/19	992,864
1,750,000	JPMorgan Chase & Co	2.250	01/23/20	1,732,045
1,750,000	JPMorgan Chase & Co	2.750	06/23/20	1,736,805
700,000	JPMorgan Chase & Co	4.400	07/22/20	714,704
1,820,000	JPMorgan Chase & Co	4.250	10/15/20	1,855,052
2,000,000	JPMorgan Chase & Co	2.550	10/29/20	1,971,577
2,000,000	JPMorgan Chase & Co	2.550	03/01/21	1,963,981
1,000,000	JPMorgan Chase & Co	2.400	06/07/21	974,895
325,000	JPMorgan Chase & Co	2.295	08/15/21	315,945
500,000	JPMorgan Chase & Co	4.500	01/24/22	515,618
1,000,000	JPMorgan Chase & Co	3.514	06/18/22	1,000,968
3,150,000	JPMorgan Chase & Co	3.250	09/23/22	3,114,348
2,350,000	JPMorgan Chase & Co	3.200	01/25/23	2,315,748
4,000,000	JPMorgan Chase & Co	3.559	04/23/24	3,957,438
1,000,000	JPMorgan Chase & Co	3.625	05/13/24	992,294
1,000,000	JPMorgan Chase & Co	3.797	07/23/24	999,213
2,100,000	JPMorgan Chase & Co	3.875	09/10/24	2,079,299
750,000	JPMorgan Chase & Co	3.220	03/01/25	726,554
1,600,000	JPMorgan Chase & Co	3.900	07/15/25	1,598,730
2,500,000	JPMorgan Chase & Co	3.300	04/01/26	2,395,860
1,000,000	JPMorgan Chase & Co	3.200	06/15/26	947,378
500,000	JPMorgan Chase & Co	2.950	10/01/26	464,286
1,000,000	JPMorgan Chase & Co	4.125	12/15/26	992,092
1,000,000	JPMorgan Chase & Co	3.782	02/01/28	973,423
750,000	JPMorgan Chase & Co	3.509	01/23/29	710,009
4,000,000	JPMorgan Chase & Co	4.005	04/23/29	3,930,078
1,500,000	JPMorgan Chase & Co	4.203	07/23/29	1,492,641
1,000,000	JPMorgan Chase & Co	3.882	07/24/38	933,966
958,000	JPMorgan Chase & Co	5.500	10/15/40	1,093,144
1,000,000	JPMorgan Chase & Co	5.625	08/16/43	1,134,680
1,800,000	JPMorgan Chase & Co	4.950	06/01/45	1,884,701
2,050,000	JPMorgan Chase & Co	4.260	02/22/48	1,977,772
1,000,000	JPMorgan Chase & Co	4.032	07/24/48	928,090
1,500,000	JPMorgan Chase & Co	3.964	11/15/48	1,367,723
1,750,000	JPMorgan Chase & Co	3.897	01/23/49	1,590,500
750,000	JPMorgan Chase & Co	6.000	02/01/67	779,062
750,000	JPMorgan Chase Bank NA	1.650	09/23/19	741,696
3,000,000	JPMorgan Chase Bank NA	2.604	02/01/21	2,975,468
1,000,000	JPMorgan Chase Bank NA	3.086	04/26/21	997,268
46

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$790,000	KeyBank NA	1.600%	08/22/19	$781,776
175,000	KeyBank NA	2.250	03/16/20	172,747
500,000	KeyBank NA	2.500	11/22/21	485,924
300,000	KeyBank NA	3.180	05/22/22	295,437
300,000	KeyBank NA	2.400	06/09/22	288,133
300,000	KeyBank NA	2.300	09/14/22	286,689
750,000	KeyBank NA	3.375	03/07/23	744,916
500,000	KeyBank NA	3.300	06/01/25	482,326
300,000	KeyBank NA	3.400	05/20/26	284,340
1,200,000	KeyCorp	2.900	09/15/20	1,191,772
500,000	KeyCorp	4.100	04/30/28	497,120
800,000	Lloyds Bank plc	2.700	08/17/20	792,547
1,000,000	Lloyds Bank plc	3.300	05/07/21	995,996
300,000	Lloyds Banking Group plc	3.000	01/11/22	292,043
750,000	Lloyds Banking Group plc	4.050	08/16/23	744,313
500,000	Lloyds Banking Group plc	2.907	11/07/23	476,928
2,500,000	Lloyds Banking Group plc	4.500	11/04/24	2,455,136
1,000,000	Lloyds Banking Group plc	4.450	05/08/25	1,000,803
300,000	Lloyds Banking Group plc	3.750	01/11/27	281,835
2,500,000	Lloyds Banking Group plc	4.375	03/22/28	2,437,269
500,000	Lloyds Banking Group plc	4.550	08/16/28	492,863
1,550,000	Lloyds Banking Group plc	3.574	11/07/28	1,419,194
750,000	Lloyds Banking Group plc	4.344	01/09/48	650,909
300,000	M&T Bank Corp	3.550	07/26/23	298,325
150,000	Manufacturers & Traders Trust Co	2.100	02/06/20	148,182
250,000	Manufacturers & Traders Trust Co	2.050	08/17/20	244,739
500,000	Manufacturers & Traders Trust Co	2.625	01/25/21	491,953
500,000	Manufacturers & Traders Trust Co	2.500	05/18/22	482,375
1,100,000	Manufacturers & Traders Trust Co	2.900	02/06/25	1,048,433
1,222,000	Mitsubishi UFJ Financial Group, Inc	2.950	03/01/21	1,205,206
300,000	Mitsubishi UFJ Financial Group, Inc	3.535	07/26/21	300,455
500,000	Mitsubishi UFJ Financial Group, Inc	2.190	09/13/21	481,241
400,000	Mitsubishi UFJ Financial Group, Inc	2.998	02/22/22	391,371
500,000	Mitsubishi UFJ Financial Group, Inc	2.665	07/25/22	481,742
1,500,000	Mitsubishi UFJ Financial Group, Inc	3.455	03/02/23	1,480,275
800,000	Mitsubishi UFJ Financial Group, Inc	3.761	07/26/23	795,734
1,500,000	Mitsubishi UFJ Financial Group, Inc	3.777	03/02/25	1,483,924
1,600,000	Mitsubishi UFJ Financial Group, Inc	3.850	03/01/26	1,572,402
400,000	Mitsubishi UFJ Financial Group, Inc	3.677	02/22/27	386,407
500,000	Mitsubishi UFJ Financial Group, Inc	3.287	07/25/27	469,580
1,000,000	Mitsubishi UFJ Financial Group, Inc	3.961	03/02/28	984,553
300,000	Mitsubishi UFJ Financial Group, Inc	4.050	09/11/28	296,802
300,000	Mitsubishi UFJ Financial Group, Inc	4.286	07/26/38	297,673
1,800,000	Mizuho Financial Group, Inc	2.601	09/11/22	1,718,494
500,000	Mizuho Financial Group, Inc	3.549	03/05/23	494,348
500,000	Mizuho Financial Group, Inc	3.922	09/11/24	496,799
750,000	Mizuho Financial Group, Inc	2.839	09/13/26	683,241
200,000	Mizuho Financial Group, Inc	3.663	02/28/27	192,785
300,000	Mizuho Financial Group, Inc	3.170	09/11/27	277,453
500,000	Mizuho Financial Group, Inc	4.018	03/05/28	494,576
400,000	Mizuho Financial Group, Inc	4.254	09/11/29	397,457
500,000	MUFG Americas Holdings Corp	2.250	02/10/20	493,519
47

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	MUFG Americas Holdings Corp	3.000%	02/10/25	$189,887
500,000	National Australia Bank Ltd	2.250	01/10/20	494,240
500,000	National Australia Bank Ltd	2.125	05/22/20	491,760
350,000	National Australia Bank Ltd	2.625	07/23/20	345,973
300,000	National Australia Bank Ltd	2.500	01/12/21	293,840
300,000	National Australia Bank Ltd	2.625	01/14/21	295,048
500,000	National Australia Bank Ltd	1.875	07/12/21	479,172
1,000,000	National Australia Bank Ltd	3.375	09/20/21	995,134
500,000	National Australia Bank Ltd	2.800	01/10/22	487,527
200,000	National Australia Bank Ltd	3.000	01/20/23	194,086
500,000	National Australia Bank Ltd	2.875	04/12/23	482,113
1,000,000	National Australia Bank Ltd	3.625	06/20/23	994,639
300,000	National Australia Bank Ltd	3.375	01/14/26	289,042
500,000	National Australia Bank Ltd	2.500	07/12/26	451,370
400,000	National Bank of Canada	2.150	06/12/20	392,820
300,000	National Bank of Canada	2.200	11/02/20	292,956
350,000	Northern Trust Corp	2.375	08/02/22	337,290
500,000	Northern Trust Corp	3.950	10/30/25	507,647
500,000	Northern Trust Corp	3.650	08/03/28	494,961
100,000	Northern Trust Corp	3.375	05/08/32	93,170
300,000	People’s United Bank	4.000	07/15/24	296,298
100,000	People’s United Financial, Inc	3.650	12/06/22	99,124
600,000	PNC Bank NA	2.400	10/18/19	597,107
750,000	PNC Bank NA	2.000	05/19/20	736,403
300,000	PNC Bank NA	2.300	06/01/20	295,889
300,000	PNC Bank NA	2.600	07/21/20	297,840
550,000	PNC Bank NA	2.450	11/05/20	540,857
500,000	PNC Bank NA	2.500	01/22/21	490,980
500,000	PNC Bank NA	2.150	04/29/21	485,799
500,000	PNC Bank NA	2.550	12/09/21	487,151
500,000	PNC Bank NA	2.625	02/17/22	486,905
1,500,000	PNC Bank NA	2.450	07/28/22	1,442,955
750,000	PNC Bank NA	2.700	11/01/22	722,352
500,000	PNC Bank NA	2.950	01/30/23	483,866
1,000,000	PNC Bank NA	3.500	06/08/23	996,166
600,000	PNC Bank NA	2.950	02/23/25	572,531
550,000	PNC Bank NA	3.250	06/01/25	533,085
500,000	PNC Bank NA	3.100	10/25/27	470,938
500,000	PNC Bank NA	3.250	01/22/28	476,757
550,000	PNC Bank NA	4.050	07/26/28	551,988
150,000	PNC Financial Services Group, Inc (Step bond)	2.854	11/09/22	145,525
300,000	PNC Financial Services Group, Inc	3.900	04/29/24	298,413
300,000	PNC Financial Services Group, Inc	3.150	05/19/27	283,700
645,000	PNC Funding Corp	5.125	02/08/20	661,540
50,000	PNC Funding Corp	4.375	08/11/20	51,037
500,000	Regions Bank	2.750	04/01/21	491,113
250,000	Regions Bank	3.374	08/13/21	249,242
1,350,000	Regions Financial Corp	3.200	02/08/21	1,343,666
500,000	Regions Financial Corp	2.750	08/14/22	482,085
500,000	Regions Financial Corp	3.800	08/14/23	497,293
500,000	Royal Bank of Canada	2.000	10/01/18	500,000
1,000,000	Royal Bank of Canada	2.200	09/23/19	993,342
750,000	Royal Bank of Canada	1.875	02/05/20	738,429
48

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Royal Bank of Canada	2.125%	03/02/20	$494,746
250,000	Royal Bank of Canada	2.150	03/06/20	246,991
500,000	Royal Bank of Canada	2.100	10/14/20	489,202
500,000	Royal Bank of Canada	2.150	10/26/20	489,974
500,000	Royal Bank of Canada	2.350	10/30/20	491,841
750,000	Royal Bank of Canada	2.300	03/22/21	733,494
2,000,000	Royal Bank of Canada	3.200	04/30/21	1,996,247
1,300,000	Royal Bank of Canada	2.750	02/01/22	1,274,286
1,000,000	Royal Bank of Canada	4.650	01/27/26	1,022,419
1,500,000	Royal Bank of Scotland Group plc	3.498	05/15/23	1,453,215
1,000,000	Royal Bank of Scotland Group plc	3.875	09/12/23	971,605
500,000	Royal Bank of Scotland Group plc	4.519	06/25/24	498,507
750,000	Royal Bank of Scotland Group plc	4.800	04/05/26	748,821
1,000,000	Royal Bank of Scotland Group plc	4.892	05/18/29	993,144
3,000,000	Royal Bank of Scotland Group plc	5.076	01/27/30	3,004,509
250,000	Santander Holdings USA, Inc	2.650	04/17/20	246,725
1,150,000	Santander Holdings USA, Inc	3.700	03/28/22	1,133,805
1,200,000	Santander Holdings USA, Inc	3.400	01/18/23	1,156,996
250,000	Santander Holdings USA, Inc	4.500	07/17/25	246,772
450,000	Santander Holdings USA, Inc	4.400	07/13/27	430,046
600,000	Santander UK Group Holdings plc	2.875	10/16/20	592,093
200,000	Santander UK Group Holdings plc	3.125	01/08/21	197,171
1,500,000	Santander UK Group Holdings plc	3.571	01/10/23	1,457,040
500,000	Santander UK Group Holdings plc	3.373	01/05/24	480,533
300,000	Santander UK Group Holdings plc	3.823	11/03/28	274,703
1,200,000	Santander UK plc	2.125	11/03/20	1,167,492
200,000	Santander UK plc	2.500	01/05/21	195,716
750,000	Santander UK plc	3.400	06/01/21	747,061
500,000	Santander UK plc	4.000	03/13/24	500,815
400,000	Skandinaviska Enskilda Banken AB	1.500	09/13/19	394,809
300,000	Skandinaviska Enskilda Banken AB	2.300	03/11/20	296,241
500,000	Skandinaviska Enskilda Banken AB	2.625	03/15/21	490,210
400,000	Skandinaviska Enskilda Banken AB	1.875	09/13/21	381,947
300,000	Skandinaviska Enskilda Banken AB	2.800	03/11/22	292,898
300,000	Sumitomo Mitsui Banking Corp	2.092	10/18/19	296,157
250,000	Sumitomo Mitsui Banking Corp	2.514	01/17/20	248,016
500,000	Sumitomo Mitsui Banking Corp	2.650	07/23/20	494,232
300,000	Sumitomo Mitsui Banking Corp	2.450	10/20/20	294,614
250,000	Sumitomo Mitsui Banking Corp	3.200	07/18/22	245,359
800,000	Sumitomo Mitsui Banking Corp	3.000	01/18/23	776,541
300,000	Sumitomo Mitsui Banking Corp	3.950	01/10/24	301,760
500,000	Sumitomo Mitsui Banking Corp	3.400	07/11/24	486,099
250,000	Sumitomo Mitsui Banking Corp	3.650	07/23/25	245,110
500,000	Sumitomo Mitsui Financial Group, Inc	2.934	03/09/21	493,237
1,250,000	Sumitomo Mitsui Financial Group, Inc	2.058	07/14/21	1,201,657
425,000	Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	411,230
700,000	Sumitomo Mitsui Financial Group, Inc	2.846	01/11/22	682,796
500,000	Sumitomo Mitsui Financial Group, Inc	2.784	07/12/22	483,906
1,225,000	Sumitomo Mitsui Financial Group, Inc	2.778	10/18/22	1,178,037
1,300,000	Sumitomo Mitsui Financial Group, Inc	3.102	01/17/23	1,264,800
750,000	Sumitomo Mitsui Financial Group, Inc	3.748	07/19/23	747,846
1,000,000	Sumitomo Mitsui Financial Group, Inc	3.784	03/09/26	978,952
49

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Sumitomo Mitsui Financial Group, Inc	2.632%	07/14/26	$450,813
500,000	Sumitomo Mitsui Financial Group, Inc	3.010	10/19/26	461,480
500,000	Sumitomo Mitsui Financial Group, Inc	3.446	01/11/27	476,248
500,000	Sumitomo Mitsui Financial Group, Inc	3.364	07/12/27	472,176
500,000	Sumitomo Mitsui Financial Group, Inc	3.352	10/18/27	470,382
500,000	Sumitomo Mitsui Financial Group, Inc	3.544	01/17/28	478,281
750,000	Sumitomo Mitsui Financial Group, Inc	3.944	07/19/28	739,182
500,000	SunTrust Bank	2.250	01/31/20	494,399
300,000	SunTrust Bank	2.590	01/29/21	296,900
1,000,000	SunTrust Bank	2.450	08/01/22	960,217
300,000	SunTrust Bank	3.502	08/02/22	298,969
500,000	SunTrust Bank	3.000	02/02/23	487,664
500,000	SunTrust Bank	3.689	08/02/24	495,780
800,000	SunTrust Banks, Inc	2.900	03/03/21	790,813
500,000	SunTrust Banks, Inc	4.000	05/01/25	500,890
50,000	SVB Financial Group	5.375	09/15/20	51,801
1,350,000	Svenska Handelsbanken AB	1.950	09/08/20	1,314,954
750,000	Svenska Handelsbanken AB	2.450	03/30/21	732,977
750,000	Svenska Handelsbanken AB	3.350	05/24/21	748,747
250,000	Svenska Handelsbanken AB	1.875	09/07/21	239,209
1,000,000	Synchrony Bank	3.650	05/24/21	991,022
225,000	Synchrony Bank	3.000	06/15/22	215,665
300,000	Synovus Financial Corp	3.125	11/01/22	288,126
500,000	Toronto-Dominion Bank	1.450	08/13/19	494,344
750,000	Toronto-Dominion Bank	1.900	10/24/19	742,302
300,000	Toronto-Dominion Bank	2.250	11/05/19	297,912
500,000	Toronto-Dominion Bank	3.000	06/11/20	499,396
200,000	Toronto-Dominion Bank	1.850	09/11/20	195,453
350,000	Toronto-Dominion Bank	3.150	09/17/20	350,420
300,000	Toronto-Dominion Bank	2.500	12/14/20	295,560
1,000,000	Toronto-Dominion Bank	2.550	01/25/21	985,002
900,000	Toronto-Dominion Bank	2.125	04/07/21	875,303
500,000	Toronto-Dominion Bank	3.250	06/11/21	499,802
1,500,000	Toronto-Dominion Bank	1.800	07/13/21	1,442,105
500,000	Toronto-Dominion Bank	3.500	07/19/23	498,979
1,000,000	Toronto-Dominion Bank	3.625	09/15/31	939,120
225,000	UnionBanCal Corp	3.500	06/18/22	223,547
700,000	US Bancorp	2.625	01/24/22	684,061
750,000	US Bancorp	3.100	04/27/26	708,767
500,000	US Bancorp	2.375	07/22/26	452,650
1,000,000	US Bancorp	3.150	04/27/27	954,066
750,000	US Bancorp	3.900	04/26/28	757,099
500,000	US Bank NA	2.125	10/28/19	496,094
1,000,000	US Bank NA	2.350	01/23/20	991,722
2,050,000	US Bank NA	2.000	01/24/20	2,024,469
250,000	US Bank NA	3.050	07/24/20	249,703
500,000	US Bank NA	2.050	10/23/20	489,675
1,000,000	US Bank NA	3.150	04/26/21	998,071
750,000	US Bank NA	3.104	05/21/21	748,030
1,000,000	US Bank NA	2.850	01/23/23	973,619
250,000	US Bank NA	3.400	07/24/23	248,904
500,000	US Bank NA	2.800	01/27/25	474,519
500,000	Wells Fargo Bank NA	2.150	12/06/19	495,178
50

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	Wells Fargo Bank NA	2.400%	01/15/20	$992,084
3,000,000	Wells Fargo Bank NA	2.600	01/15/21	2,949,197
700,000	Wells Fargo Bank NA	3.325	07/23/21	699,157
2,000,000	Wells Fargo Bank NA	3.550	08/14/23	1,990,096
400,000	Western Union Co	5.253	04/01/20	410,282
300,000	Western Union Co	3.600	03/15/22	296,529
200,000	Western Union Co	4.250	06/09/23	199,375
75,000	Westpac Banking Corp	4.875	11/19/19	76,592
800,000	Westpac Banking Corp	2.150	03/06/20	789,753
500,000	Westpac Banking Corp	3.050	05/15/20	499,457
2,300,000	Westpac Banking Corp	2.300	05/26/20	2,271,900
500,000	Westpac Banking Corp	2.650	01/25/21	492,077
500,000	Westpac Banking Corp	2.100	05/13/21	483,806
500,000	Westpac Banking Corp	2.000	08/19/21	480,689
400,000	Westpac Banking Corp	2.800	01/11/22	390,946
750,000	Westpac Banking Corp	2.500	06/28/22	721,052
300,000	Westpac Banking Corp	2.750	01/11/23	289,376
1,000,000	Westpac Banking Corp	3.650	05/15/23	1,000,634
500,000	Westpac Banking Corp	2.850	05/13/26	462,448
500,000	Westpac Banking Corp	2.700	08/19/26	456,184
500,000	Westpac Banking Corp	3.350	03/08/27	476,365
500,000	Westpac Banking Corp	3.400	01/25/28	476,557
950,000	Westpac Banking Corp	4.322	11/23/31	914,902
	TOTAL BANKS			434,465,967

CAPITAL GOODS - 1.0%
300,000	ABB Finance USA, Inc	2.800	04/03/20	298,621
500,000	ABB Finance USA, Inc	2.875	05/08/22	490,650
300,000	ABB Finance USA, Inc	3.375	04/03/23	298,806
300,000	ABB Finance USA, Inc	3.800	04/03/28	300,861
650,000	ABB Finance USA, Inc	4.375	05/08/42	658,547
100,000	Agilent Technologies, Inc	5.000	07/15/20	102,983
100,000	Agilent Technologies, Inc	3.200	10/01/22	98,260
400,000	Agilent Technologies, Inc	3.875	07/15/23	398,858
200,000	Agilent Technologies, Inc	3.050	09/22/26	186,010
200,000	Air Lease Corp	2.125	01/15/20	196,845
200,000	Air Lease Corp	2.500	03/01/21	195,354
200,000	Air Lease Corp	3.875	04/01/21	201,100
200,000	Air Lease Corp	3.375	06/01/21	198,699
500,000	Air Lease Corp	3.500	01/15/22	496,276
500,000	Air Lease Corp	3.750	02/01/22	500,835
400,000	Air Lease Corp	2.625	07/01/22	382,798
200,000	Air Lease Corp	2.750	01/15/23	189,613
750,000	Air Lease Corp	3.875	07/03/23	743,037
300,000	Air Lease Corp	3.250	03/01/25	280,312
500,000	Air Lease Corp	3.625	04/01/27	461,463
200,000	Air Lease Corp	3.625	12/01/27	183,949
300,000	Air Lease Corp	4.625	10/01/28	295,510
500,000	Aircastle Ltd	5.125	03/15/21	513,194
200,000	Aircastle Ltd	4.400	09/25/23	199,981
1,000,000	Aircastle Ltd	4.125	05/01/24	980,598
250,000	Applied Materials, Inc	2.625	10/01/20	247,496
51

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	Applied Materials, Inc	4.300%	06/15/21	$411,258
250,000	Applied Materials, Inc	3.900	10/01/25	250,937
800,000	Applied Materials, Inc	3.300	04/01/27	769,954
250,000	Applied Materials, Inc	5.100	10/01/35	274,086
100,000	Applied Materials, Inc	5.850	06/15/41	118,105
500,000	Applied Materials, Inc	4.350	04/01/47	496,833
200,000	Arrow Electronics, Inc	3.500	04/01/22	196,523
125,000	Arrow Electronics, Inc	3.250	09/08/24	118,118
200,000	Arrow Electronics, Inc	4.000	04/01/25	193,723
200,000	Arrow Electronics, Inc	3.875	01/12/28	186,208
200,000	Avnet, Inc	3.750	12/01/21	199,403
300,000	Avnet, Inc	4.875	12/01/22	307,743
200,000	Avnet, Inc	4.625	04/15/26	198,590
100,000	Carlisle Cos, Inc	3.750	11/15/22	98,535
200,000	Carlisle Cos, Inc	3.500	12/01/24	191,518
200,000	Carlisle Cos, Inc	3.750	12/01/27	189,461
500,000	Caterpillar Financial Services Corp	2.100	01/10/20	494,621
200,000	Caterpillar Financial Services Corp	2.000	03/05/20	197,220
300,000	Caterpillar Financial Services Corp	2.950	05/15/20	299,882
1,300,000	Caterpillar Financial Services Corp	1.850	09/04/20	1,268,455
300,000	Caterpillar Financial Services Corp	2.900	03/15/21	297,869
750,000	Caterpillar Financial Services Corp	1.700	08/09/21	719,564
500,000	Caterpillar Financial Services Corp	2.400	06/06/22	484,606
500,000	Caterpillar Financial Services Corp	2.550	11/29/22	485,171
300,000	Caterpillar Financial Services Corp	3.450	05/15/23	299,977
725,000	Caterpillar Financial Services Corp	3.250	12/01/24	712,875
500,000	Caterpillar Financial Services Corp	2.400	08/09/26	452,071
1,700,000	Caterpillar, Inc	3.400	05/15/24	1,689,370
1,738,000	Caterpillar, Inc	3.803	08/15/42	1,660,893
300,000	Caterpillar, Inc	4.300	05/15/44	309,869
1,000,000	CNH Industrial Capital LLC	3.875	10/15/21	997,203
300,000	CNH Industrial Capital LLC	4.200	01/15/24	298,412
200,000	Crane Co	4.200	03/15/48	186,523
300,000	CRH America, Inc	5.750	01/15/21	313,698
200,000	Cummins, Inc	3.650	10/01/23	202,237
200,000	Cummins, Inc	4.875	10/01/43	217,293
300,000	Danaher Corp	2.400	09/15/20	295,119
200,000	Danaher Corp	3.350	09/15/25	196,518
200,000	Danaher Corp	4.375	09/15/45	203,256
218,000	Deere & Co	5.375	10/16/29	245,255
650,000	Deere & Co	3.900	06/09/42	633,241
825,000	Dover Corp	3.150	11/15/25	785,347
100,000	Dover Corp	5.375	03/01/41	110,165
1,075,000	Eaton Corp	2.750	11/02/22	1,043,079
200,000	Eaton Corp	3.103	09/15/27	186,501
150,000	Eaton Corp	4.000	11/02/32	148,292
750,000	Eaton Corp	4.150	11/02/42	711,464
200,000	Eaton Corp	3.915	09/15/47	177,588
1,650,000	Embraer Netherlands Finance BV	5.400	02/01/27	1,683,000
400,000	Emerson Electric Co	4.875	10/15/19	408,206
350,000	Emerson Electric Co	2.625	02/15/23	337,228
200,000	Emerson Electric Co	3.150	06/01/25	193,248
200,000	Emerson Electric Co	5.250	11/15/39	225,266
52

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	FLIR Systems, Inc	3.125%	06/15/21	$196,774
150,000	Flowserve Corp	3.500	09/15/22	145,768
200,000	Flowserve Corp	4.000	11/15/23	197,351
200,000	Fortive Corp	2.350	06/15/21	193,767
275,000	Fortive Corp	3.150	06/15/26	255,925
250,000	Fortive Corp	4.300	06/15/46	237,502
1,000,000	General Dynamics Corp	2.875	05/11/20	997,551
1,000,000	General Dynamics Corp	3.000	05/11/21	994,470
500,000	General Dynamics Corp	3.375	05/15/23	499,820
300,000	General Dynamics Corp	1.875	08/15/23	279,564
1,200,000	General Dynamics Corp	2.375	11/15/24	1,123,841
750,000	General Dynamics Corp	3.500	05/15/25	748,637
750,000	General Dynamics Corp	3.750	05/15/28	752,508
225,000	General Dynamics Corp	3.600	11/15/42	211,851
1,725,000	General Electric Co	2.700	10/09/22	1,664,244
2,875,000	General Electric Co	4.125	10/09/42	2,559,695
1,850,000	General Electric Co	4.500	03/11/44	1,742,349
300,000	Huntington Ingalls Industries, Inc	3.483	12/01/27	280,980
100,000	IDEX Corp	4.500	12/15/20	101,769
200,000	IDEX Corp	4.200	12/15/21	201,815
1,000,000	Illinois Tool Works, Inc	2.650	11/15/26	924,835
200,000	Illinois Tool Works, Inc	4.875	09/15/41	218,710
1,000,000	Illinois Tool Works, Inc	3.900	09/01/42	977,893
300,000	Ingersoll-Rand Global Holding Co Ltd	2.900	02/21/21	296,469
300,000	Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	306,905
400,000	Ingersoll-Rand Global Holding Co Ltd	3.750	08/21/28	388,523
200,000	Ingersoll-Rand Global Holding Co Ltd	5.750	06/15/43	229,498
150,000	Ingersoll-Rand Global Holding Co Ltd	4.300	02/21/48	143,235
500,000	Ingersoll-Rand Luxembourg Finance S.A.	2.625	05/01/20	495,176
600,000	Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	585,937
300,000	John Deere Capital Corp	1.250	10/09/19	295,624
350,000	John Deere Capital Corp	1.700	01/15/20	344,657
200,000	John Deere Capital Corp	2.200	03/13/20	197,586
300,000	John Deere Capital Corp	1.950	06/22/20	294,915
125,000	John Deere Capital Corp	2.450	09/11/20	123,488
200,000	John Deere Capital Corp	2.350	01/08/21	196,557
1,175,000	John Deere Capital Corp	2.550	01/08/21	1,159,505
400,000	John Deere Capital Corp	2.800	03/04/21	396,782
1,000,000	John Deere Capital Corp	2.875	03/12/21	992,089
300,000	John Deere Capital Corp	3.125	09/10/21	299,026
200,000	John Deere Capital Corp	3.150	10/15/21	199,402
500,000	John Deere Capital Corp	2.650	01/06/22	489,861
400,000	John Deere Capital Corp	2.150	09/08/22	381,579
200,000	John Deere Capital Corp	2.700	01/06/23	194,229
600,000	John Deere Capital Corp	2.800	03/06/23	586,433
300,000	John Deere Capital Corp	3.450	06/07/23	299,277
850,000	John Deere Capital Corp	2.650	06/24/24	807,856
1,100,000	John Deere Capital Corp	3.450	03/13/25	1,087,173
125,000	John Deere Capital Corp	3.400	09/11/25	122,463
200,000	John Deere Capital Corp	2.800	09/08/27	185,731
200,000	John Deere Capital Corp	3.050	01/06/28	188,894
160,000	Johnson Controls International plc	4.250	03/01/21	162,628
53

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Johnson Controls International plc (Step bond)	3.625%	07/02/24	$295,971
1,300,000		Johnson Controls International plc	3.900	02/14/26	1,277,612
270,000		Johnson Controls International plc	6.000	01/15/36	306,764
325,000		Johnson Controls International plc (Step bond)	4.625	07/02/44	317,954
200,000		Johnson Controls International plc	5.125	09/14/45	207,269
125,000		Johnson Controls International plc	4.500	02/15/47	119,703
100,000		Johnson Controls International plc (Step bond)	4.950	07/02/64	95,008
150,000		Kennametal, Inc	3.875	02/15/22	148,741
200,000		Kennametal, Inc	4.625	06/15/28	195,808
866,000		KLA-Tencor Corp	4.125	11/01/21	879,502
509,000		Lam Research Corp	2.750	03/15/20	506,009
400,000		Lam Research Corp	2.800	06/15/21	393,122
200,000		Lam Research Corp	3.800	03/15/25	198,489
100,000		Legrand France S.A.	8.500	02/15/25	123,135
100,000		Lennox International, Inc	3.000	11/15/23	95,204
1,075,000		Lockheed Martin Corp	2.500	11/23/20	1,059,980
500,000		Lockheed Martin Corp	3.100	01/15/23	494,581
300,000		Lockheed Martin Corp	2.900	03/01/25	286,690
1,200,000		Lockheed Martin Corp	3.550	01/15/26	1,184,220
300,000		Lockheed Martin Corp	3.600	03/01/35	280,224
500,000		Lockheed Martin Corp	4.500	05/15/36	520,512
1,608,000		Lockheed Martin Corp	4.070	12/15/42	1,560,793
969,000		Lockheed Martin Corp	4.090	09/15/52	920,688
200,000		Mosaic Co	3.250	11/15/22	195,286
300,000		Mosaic Co	4.250	11/15/23	303,031
300,000		Mosaic Co	4.050	11/15/27	290,093
300,000		Mosaic Co	5.450	11/15/33	305,851
100,000		Mosaic Co	4.875	11/15/41	91,868
300,000		Mosaic Co	5.625	11/15/43	306,669
200,000	g	Nvent Finance Sarl	3.950	04/15/23	196,437
200,000	g	Nvent Finance Sarl	4.550	04/15/28	194,603
250,000		Parker-Hannifin Corp	3.500	09/15/22	250,006
300,000		Parker-Hannifin Corp	3.300	11/21/24	293,935
175,000		Parker-Hannifin Corp	3.250	03/01/27	167,779
200,000		Parker-Hannifin Corp	4.200	11/21/34	200,014
200,000		Parker-Hannifin Corp	4.450	11/21/44	203,834
350,000		Parker-Hannifin Corp	4.100	03/01/47	342,133
775,000		Precision Castparts Corp	2.500	01/15/23	746,011
300,000		Precision Castparts Corp	3.250	06/15/25	291,028
400,000		Precision Castparts Corp	4.200	06/15/35	398,981
100,000		Precision Castparts Corp	3.900	01/15/43	94,430
50,000		Raytheon Co	4.400	02/15/20	50,944
450,000		Raytheon Co	3.125	10/15/20	450,815
1,000,000		Raytheon Co	2.500	12/15/22	968,577
300,000		Raytheon Co	3.150	12/15/24	293,462
200,000		Raytheon Co	7.200	08/15/27	249,571
100,000		Raytheon Co	4.700	12/15/41	108,918
150,000		Raytheon Co	4.200	12/15/44	153,359
300,000		Reliance Steel & Aluminum Co	4.500	04/15/23	304,483
700,000		Rockwell Automation, Inc	2.050	03/01/20	690,337
500,000		Rockwell Collins, Inc	2.800	03/15/22	486,516
500,000		Rockwell Collins, Inc	3.200	03/15/24	482,477
1,325,000		Rockwell Collins, Inc	3.500	03/15/27	1,258,367
54

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$125,000	Rockwell Collins, Inc	4.800%	12/15/43	$128,018
700,000	Rockwell Collins, Inc	4.350	04/15/47	666,910
200,000	Roper Technologies, Inc	3.000	12/15/20	198,694
100,000	Roper Technologies, Inc	2.800	12/15/21	97,717
500,000	Roper Technologies, Inc	3.650	09/15/23	496,605
1,100,000	Roper Technologies, Inc	3.800	12/15/26	1,068,982
300,000	Roper Technologies, Inc	4.200	09/15/28	298,334
200,000	Snap-on, Inc	3.250	03/01/27	192,278
200,000	Snap-on, Inc	4.100	03/01/48	195,617
250,000	Spirit AeroSystems, Inc	3.950	06/15/23	248,790
200,000	Spirit AeroSystems, Inc	3.850	06/15/26	190,888
250,000	Spirit AeroSystems, Inc	4.600	06/15/28	247,933
250,000	Stanley Black & Decker, Inc	3.400	12/01/21	251,252
600,000	Stanley Black & Decker, Inc	2.900	11/01/22	586,751
100,000	Stanley Black & Decker, Inc	5.200	09/01/40	109,252
150,000	Textron, Inc	4.000	03/15/26	147,650
500,000	Textron, Inc	3.650	03/15/27	478,184
100,000	Textron, Inc	3.375	03/01/28	92,261
250,000	Timken Co	3.875	09/01/24	243,947
200,000	Timken Co	4.500	12/15/28	196,311
100,000	Trimble, Inc	4.150	06/15/23	100,044
150,000	Trimble, Inc	4.900	06/15/28	150,779
200,000	Trinity Industries, Inc	4.550	10/01/24	193,983
200,000	Tupperware Brands Corp	4.750	06/01/21	203,764
500,000	United Technologies Corp	1.500	11/01/19	492,246
1,300,000	United Technologies Corp	1.900	05/04/20	1,273,770
425,000	United Technologies Corp	3.350	08/16/21	424,389
300,000	United Technologies Corp	2.300	05/04/22	287,177
1,325,000	United Technologies Corp	3.100	06/01/22	1,304,465
1,000,000	United Technologies Corp	3.650	08/16/23	995,028
400,000	United Technologies Corp	2.800	05/04/24	379,180
750,000	United Technologies Corp	3.950	08/16/25	745,240
1,000,000	United Technologies Corp	2.650	11/01/26	901,961
500,000	United Technologies Corp	3.125	05/04/27	466,835
2,000,000	United Technologies Corp	4.125	11/16/28	1,986,544
750,000	United Technologies Corp	4.450	11/16/38	743,839
1,650,000	United Technologies Corp	4.500	06/01/42	1,631,003
1,500,000	United Technologies Corp	4.150	05/15/45	1,392,713
500,000	United Technologies Corp	4.050	05/04/47	456,214
2,000,000	United Technologies Corp	4.625	11/16/48	2,000,127
200,000	Valmont Industries, Inc	5.000	10/01/44	181,791
200,000	Valmont Industries, Inc	5.250	10/01/54	173,042
600,000	Wabtec Corp	4.150	03/15/24	594,547
300,000	Wabtec Corp	3.450	11/15/26	275,166
600,000	Wabtec Corp	4.700	09/15/28	588,605
300,000	WW Grainger, Inc	4.600	06/15/45	311,681
200,000	WW Grainger, Inc	3.750	05/15/46	181,417
125,000	WW Grainger, Inc	4.200	05/15/47	122,489
300,000	Xylem, Inc	4.875	10/01/21	310,232
100,000	Xylem, Inc	3.250	11/01/26	93,871
100,000	Xylem, Inc	4.375	11/01/46	95,698
	TOTAL CAPITAL GOODS			106,463,358
55

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
$250,000	BGC Partners, Inc	5.375%	07/24/23	$249,929
500,000	CNH Industrial NV	3.850	11/15/27	472,835
500,000	Daimler Finance North America LLC	8.500	01/18/31	695,593
300,000	eBay, Inc	2.200	08/01/19	298,474
200,000	eBay, Inc	2.150	06/05/20	196,671
200,000	eBay, Inc	3.250	10/15/20	199,224
300,000	eBay, Inc	2.875	08/01/21	295,479
800,000	eBay, Inc	2.600	07/15/22	772,152
200,000	eBay, Inc	2.750	01/30/23	192,506
400,000	eBay, Inc	3.450	08/01/24	390,089
1,200,000	eBay, Inc	3.600	06/05/27	1,139,204
200,000	eBay, Inc	4.000	07/15/42	164,343
150,000	Equifax, Inc	2.300	06/01/21	144,657
200,000	Equifax, Inc	3.600	08/15/21	198,716
200,000	Equifax, Inc	3.300	12/15/22	195,055
200,000	Equifax, Inc	3.950	06/15/23	198,598
300,000	Fluor Corp	3.500	12/15/24	292,215
500,000	Fluor Corp	4.250	09/15/28	488,415
200,000	Fortune Brands Home & Security, Inc	3.000	06/15/20	198,413
500,000	Fortune Brands Home & Security, Inc	4.000	09/21/23	501,482
200,000	Fortune Brands Home & Security, Inc	4.000	06/15/25	196,775
500,000	Howard Hughes Medical Institute	3.500	09/01/23	503,245
400,000	Moody’s Corp	2.750	12/15/21	391,198
200,000	Moody’s Corp	2.625	01/15/23	191,733
1,200,000	Moody’s Corp	3.250	01/15/28	1,122,237
200,000	Moody’s Corp	5.250	07/15/44	217,893
100,000	Partners Healthcare System, Inc	3.765	07/01/48	90,555
100,000	Partners Healthcare System, Inc	4.117	07/01/55	94,557
329,000	Reed Elsevier Capital, Inc	3.125	10/15/22	321,490
725,000	RELX Capital, Inc	3.500	03/16/23	715,581
615,000	Republic Services, Inc	5.000	03/01/20	630,482
580,000	Republic Services, Inc	5.250	11/15/21	610,249
250,000	Republic Services, Inc	3.550	06/01/22	249,906
750,000	Republic Services, Inc	3.200	03/15/25	721,312
900,000	Republic Services, Inc	2.900	07/01/26	836,865
100,000	Republic Services, Inc	3.375	11/15/27	95,317
750,000	Republic Services, Inc	3.950	05/15/28	744,992
300,000	S&P Global, Inc	3.300	08/14/20	299,787
300,000	S&P Global, Inc	4.000	06/15/25	300,726
1,425,000	S&P Global, Inc	4.400	02/15/26	1,461,262
200,000	S&P Global, Inc	4.500	05/15/48	199,330
1,600,000	Thomson Reuters Corp	4.300	11/23/23	1,635,186
200,000	Thomson Reuters Corp	3.350	05/15/26	184,260
145,000	Thomson Reuters Corp	5.850	04/15/40	156,719
400,000	Thomson Reuters Corp	4.500	05/23/43	370,714
200,000	Thomson Reuters Corp	5.650	11/23/43	210,779
1,000,000	VEREIT Operating Partnership LP	4.125	06/01/21	1,009,053
650,000	VEREIT Operating Partnership LP	3.950	08/15/27	611,017
1,500,000	Visa, Inc	2.200	12/14/20	1,473,977
125,000	Visa, Inc	2.150	09/15/22	119,837
56

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$600,000	Visa, Inc	2.800%	12/14/22	$588,230
2,925,000	Visa, Inc	3.150	12/14/25	2,834,967
700,000	Visa, Inc	2.750	09/15/27	651,523
1,800,000	Visa, Inc	4.300	12/14/45	1,864,660
625,000	Visa, Inc	3.650	09/15/47	582,015
310,000	Waste Management, Inc	4.600	03/01/21	317,971
850,000	Waste Management, Inc	2.900	09/15/22	830,931
100,000	Waste Management, Inc	2.400	05/15/23	95,238
1,000,000	Waste Management, Inc	3.500	05/15/24	986,446
1,000,000	Waste Management, Inc	3.150	11/15/27	951,334
100,000	Waste Management, Inc	3.900	03/01/35	97,599
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			32,851,998

CONSUMER DURABLES & APPAREL - 0.1%
300,000	Coach, Inc	3.000	07/15/22	289,151
300,000	Coach, Inc	4.125	07/15/27	284,972
200,000	DR Horton, Inc	2.550	12/01/20	195,897
500,000	DR Horton, Inc	4.375	09/15/22	506,683
200,000	Hasbro, Inc	3.150	05/15/21	197,621
200,000	Hasbro, Inc	3.500	09/15/27	185,567
100,000	Hasbro, Inc	6.350	03/15/40	108,951
200,000	Hasbro, Inc	5.100	05/15/44	188,292
200,000	Leggett & Platt, Inc	3.400	08/15/22	196,483
300,000	Leggett & Platt, Inc	3.500	11/15/27	280,067
1,000,000	Masco Corp	4.450	04/01/25	1,009,434
200,000	Masco Corp	3.500	11/15/27	183,231
200,000	Masco Corp	4.500	05/15/47	171,569
100,000	Mohawk Industries, Inc	3.850	02/01/23	100,040
300,000	Newell Rubbermaid, Inc	2.875	12/01/19	299,456
1,150,000	Newell Rubbermaid, Inc	3.150	04/01/21	1,131,523
350,000	Newell Rubbermaid, Inc	3.850	04/01/23	342,513
925,000	Newell Rubbermaid, Inc	4.200	04/01/26	879,387
1,350,000	Newell Rubbermaid, Inc	5.375	04/01/36	1,299,779
750,000	Newell Rubbermaid, Inc	5.500	04/01/46	716,094
300,000	NIKE, Inc	2.250	05/01/23	286,768
200,000	NIKE, Inc	2.375	11/01/26	181,570
300,000	NIKE, Inc	3.625	05/01/43	277,357
500,000	NIKE, Inc	3.875	11/01/45	481,364
200,000	NIKE, Inc	3.375	11/01/46	175,352
150,000	NVR, Inc	3.950	09/15/22	150,067
200,000	Ralph Lauren Corp	2.625	08/18/20	197,850
200,000	Ralph Lauren Corp	3.750	09/15/25	197,716
220,000	VF Corp	6.450	11/01/37	277,144
150,000	Whirlpool Corp	4.700	06/01/22	154,753
100,000	Whirlpool Corp	3.700	03/01/23	98,954
100,000	Whirlpool Corp	4.000	03/01/24	98,927
200,000	Whirlpool Corp	4.500	06/01/46	174,892
	TOTAL CONSUMER DURABLES & APPAREL			11,319,424

CONSUMER SERVICES - 0.3%
34,000	Board of Trustees of The Leland Stanford Junior University	4.750	05/01/19	34,410
57

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Board of Trustees of The Leland Stanford Junior University	3.647%	05/01/48	$286,194
100,000		Boston University	4.061	10/01/48	98,987
200,000		California Institute of Technology	4.321	08/01/45	209,806
500,000		Catholic Health Initiatives	2.950	11/01/22	482,165
100,000		Children’s Hospital Corp	4.115	01/01/47	98,570
400,000		Cintas Corp No 2	2.900	04/01/22	390,147
400,000		Cintas Corp No 2	3.700	04/01/27	389,400
200,000		Darden Restaurants, Inc	3.850	05/01/27	193,596
300,000		Darden Restaurants, Inc	4.550	02/15/48	280,594
115,000		Duke University	3.299	10/01/46	100,905
300,000		George Washington University	4.300	09/15/44	306,343
200,000		George Washington University	4.868	09/15/45	222,454
375,000		George Washington University	4.126	09/15/48	374,028
500,000		GLP Capital LP	4.375	04/15/21	504,375
1,100,000		GLP Capital LP	5.250	06/01/25	1,117,391
750,000		GLP Capital LP	5.750	06/01/28	772,020
200,000		GLP Capital LP	5.300	01/15/29	200,356
200,000		Hyatt Hotels Corp	3.375	07/15/23	195,197
100,000		Hyatt Hotels Corp	4.850	03/15/26	103,140
200,000		Hyatt Hotels Corp	4.375	09/15/28	196,521
19,000		Johns Hopkins University	5.250	07/01/19	19,301
200,000		Marriott International, Inc	3.375	10/15/20	199,837
300,000		Marriott International, Inc	2.875	03/01/21	295,465
200,000		Marriott International, Inc	3.125	10/15/21	197,385
200,000		Marriott International, Inc	2.300	01/15/22	191,751
200,000		Marriott International, Inc	3.250	09/15/22	196,333
1,250,000		Marriott International, Inc	4.000	04/15/28	1,222,927
250,000		Massachusetts Institute of Technology	5.600	07/01/11	317,095
200,000		Massachusetts Institute of Technology	4.678	07/01/14	214,276
300,000		Massachusetts Institute of Technology	3.885	07/01/16	269,904
250,000		McDonald’s Corp	2.200	05/26/20	246,471
720,000		McDonald’s Corp	3.500	07/15/20	722,871
500,000		McDonald’s Corp	2.750	12/09/20	497,050
300,000		McDonald’s Corp	3.350	04/01/23	297,387
2,500,000		McDonald’s Corp	3.700	01/30/26	2,475,780
500,000		McDonald’s Corp	3.800	04/01/28	491,246
2,000,000		McDonald’s Corp	4.700	12/09/35	2,076,730
250,000		McDonald’s Corp	4.600	05/26/45	250,752
1,000,000		McDonald’s Corp	4.875	12/09/45	1,044,217
600,000		McDonald’s Corp	4.450	03/01/47	588,208
500,000		McDonald’s Corp	4.450	09/01/48	493,139
200,000		Northwestern University	3.688	12/01/38	192,784
200,000		Northwestern University	3.868	12/01/48	196,425
200,000		Northwestern University	3.662	12/01/57	190,417
750,000		President and Fellows of Harvard College	3.619	10/01/37	727,757
200,000		President and Fellows of Harvard College	3.150	07/15/46	176,853
200,000		President and Fellows of Harvard College	3.300	07/15/56	175,986
50,000		Princeton University	4.950	03/01/19	50,404
220,000		Princeton University	5.700	03/01/39	273,209
1,000,000	g	Sands China Ltd	4.600	08/08/23	999,724
58

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$525,000	g	Sands China Ltd	5.125%	08/08/25	$523,724
775,000	g	Sands China Ltd	5.400	08/08/28	771,079
200,000		Starbucks Corp	2.200	11/22/20	196,051
200,000		Starbucks Corp	2.100	02/04/21	195,204
200,000		Starbucks Corp	2.700	06/15/22	194,782
750,000		Starbucks Corp	3.100	03/01/23	738,615
350,000		Starbucks Corp	3.850	10/01/23	353,716
500,000		Starbucks Corp	3.800	08/15/25	496,545
175,000		Starbucks Corp	2.450	06/15/26	157,521
750,000		Starbucks Corp	3.500	03/01/28	719,710
500,000		Starbucks Corp	4.000	11/15/28	498,324
200,000		Starbucks Corp	4.300	06/15/45	189,313
200,000		Starbucks Corp	3.750	12/01/47	173,796
500,000		Starbucks Corp	4.500	11/15/48	490,982
200,000		Trinity Acquisition plc	3.500	09/15/21	198,312
200,000		Trinity Acquisition plc	4.400	03/15/26	198,910
200,000		Trustees of Dartmouth College	3.474	06/01/46	183,403
200,000		Wesleyan University	4.781	07/01/16	195,979
200,000		William Marsh Rice University	3.574	05/15/45	188,304
200,000		William Marsh Rice University	3.774	05/15/55	185,167
200,000		Yale University	2.086	04/15/19	199,479
		TOTAL CONSUMER SERVICES			28,897,199

DIVERSIFIED FINANCIALS - 3.1%
200,000		AerCap Ireland Capital DAC	3.300	01/23/23	192,653
300,000		AerCap Ireland Capital DAC	4.125	07/03/23	297,725
1,300,000		AerCap Ireland Capital DAC	3.500	01/15/25	1,224,562
300,000		AerCap Ireland Capital DAC	4.450	10/01/25	296,716
200,000		AerCap Ireland Capital DAC	3.875	01/23/28	185,442
5,333,000		AerCap Ireland Capital Ltd	5.000	10/01/21	5,485,236
200,000		Affiliated Managers Group, Inc	4.250	02/15/24	202,262
20,000		Ahold Finance USA LLC	6.875	05/01/29	23,182
500,000		American Express Co	2.200	10/30/20	489,429
1,000,000		American Express Co	3.375	05/17/21	1,000,482
850,000		American Express Co	2.500	08/01/22	815,558
3,000,000		American Express Co	3.400	02/27/23	2,953,023
2,000,000		American Express Co	3.700	08/03/23	1,989,298
500,000		American Express Co	3.000	10/30/24	477,443
2,575,000		American Express Credit Corp	2.375	05/26/20	2,543,016
1,050,000		American Express Credit Corp	2.700	03/03/22	1,022,875
750,000		American Express Credit Corp	3.300	05/03/27	720,349
500,000		American Honda Finance Corp	2.000	11/13/19	495,004
200,000		American Honda Finance Corp	2.000	02/14/20	197,354
700,000		American Honda Finance Corp	2.150	03/13/20	690,495
300,000		American Honda Finance Corp	3.000	06/16/20	299,487
300,000		American Honda Finance Corp	1.950	07/20/20	293,999
300,000		American Honda Finance Corp	2.450	09/24/20	296,517
500,000		American Honda Finance Corp	2.650	02/12/21	494,128
300,000		American Honda Finance Corp	1.650	07/12/21	287,701
200,000		American Honda Finance Corp	1.700	09/09/21	191,642
750,000		American Honda Finance Corp	2.600	11/16/22	727,058
300,000		American Honda Finance Corp	3.450	07/14/23	299,464
200,000		American Honda Finance Corp	2.900	02/16/24	193,263
59

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	American Honda Finance Corp	2.300%	09/09/26	$90,146
500,000	American Honda Finance Corp	3.500	02/15/28	488,996
595,000	Ameriprise Financial, Inc	5.300	03/15/20	613,463
400,000	Ameriprise Financial, Inc	4.000	10/15/23	405,880
300,000	Ameriprise Financial, Inc	3.700	10/15/24	298,352
200,000	Ameriprise Financial, Inc	2.875	09/15/26	185,473
350,000	Ares Capital Corp	3.875	01/15/20	351,377
200,000	Ares Capital Corp	3.625	01/19/22	195,523
200,000	Ares Capital Corp	3.500	02/10/23	191,081
300,000	Ares Capital Corp	4.250	03/01/25	287,577
1,000,000	Bank of New York Mellon Corp	2.150	02/24/20	988,833
300,000	Bank of New York Mellon Corp	2.600	08/17/20	297,622
500,000	Bank of New York Mellon Corp	2.450	11/27/20	492,581
675,000	Bank of New York Mellon Corp	2.500	04/15/21	662,724
300,000	Bank of New York Mellon Corp	2.050	05/03/21	290,997
500,000	Bank of New York Mellon Corp	3.550	09/23/21	504,525
2,000,000	Bank of New York Mellon Corp	2.950	01/29/23	1,950,506
500,000	Bank of New York Mellon Corp	3.500	04/28/23	498,704
400,000	Bank of New York Mellon Corp	3.450	08/11/23	397,966
500,000	Bank of New York Mellon Corp	2.200	08/16/23	468,372
800,000	Bank of New York Mellon Corp	3.250	09/11/24	782,423
500,000	Bank of New York Mellon Corp	3.000	02/24/25	478,744
500,000	Bank of New York Mellon Corp	2.800	05/04/26	468,764
500,000	Bank of New York Mellon Corp	2.450	08/17/26	454,887
800,000	Bank of New York Mellon Corp	3.250	05/16/27	768,636
1,000,000	Bank of New York Mellon Corp	3.400	01/29/28	971,003
600,000	Bank of New York Mellon Corp	3.850	04/28/28	601,084
100,000	Bank of New York Mellon Corp	3.000	10/30/28	91,567
400,000	Bank of New York Mellon Corp	3.300	08/23/29	374,566
750,000	Berkshire Hathaway, Inc	2.200	03/15/21	735,200
750,000	Berkshire Hathaway, Inc	2.750	03/15/23	732,330
3,750,000	Berkshire Hathaway, Inc	3.125	03/15/26	3,616,238
800,000	Berkshire Hathaway, Inc	4.500	02/11/43	832,761
790,000	BlackRock, Inc	5.000	12/10/19	809,855
125,000	BlackRock, Inc	3.375	06/01/22	125,483
500,000	BlackRock, Inc	3.500	03/18/24	501,019
700,000	BlackRock, Inc	3.200	03/15/27	674,291
200,000	Block Financial LLC	5.500	11/01/22	207,324
200,000	Block Financial LLC	5.250	10/01/25	201,281
2,225,000	BNP Paribas S.A.	2.375	05/21/20	2,194,762
700,000	BNP Paribas S.A.	5.000	01/15/21	724,131
300,000	BNP Paribas S.A.	3.250	03/03/23	294,657
500,000	BNP Paribas S.A.	4.250	10/15/24	494,691
200,000	Broadridge Financial Solutions, Inc	3.950	09/01/20	201,735
200,000	Broadridge Financial Solutions, Inc	3.400	06/27/26	189,427
300,000	Brookfield Asset Management, Inc	4.000	01/15/25	294,794
200,000	Brookfield Finance LLC	4.000	04/01/24	199,163
200,000	Brookfield Finance, Inc	4.250	06/02/26	197,362
300,000	Brookfield Finance, Inc	3.900	01/25/28	284,994
400,000	Brookfield Finance, Inc	4.700	09/20/47	382,982
700,000	Capital One Financial Corp	2.500	05/12/20	691,271
700,000	Capital One Financial Corp	2.400	10/30/20	685,319
60

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Capital One Financial Corp	3.450%	04/30/21	$499,431
2,250,000	Capital One Financial Corp	3.050	03/09/22	2,199,518
1,500,000	Capital One Financial Corp	3.200	01/30/23	1,453,308
500,000	Capital One Financial Corp	3.750	04/24/24	491,037
500,000	Capital One Financial Corp	3.300	10/30/24	475,847
200,000	Capital One Financial Corp	3.200	02/05/25	188,120
500,000	Capital One Financial Corp	4.250	04/30/25	497,739
500,000	Capital One Financial Corp	4.200	10/29/25	488,336
300,000	Capital One Financial Corp	3.750	07/28/26	279,795
650,000	Capital One Financial Corp	3.750	03/09/27	613,211
1,500,000	Capital One Financial Corp	3.800	01/31/28	1,416,037
200,000	CBOE Holdings, Inc	3.650	01/12/27	191,479
500,000	Celanese US Holdings LLC	4.625	11/15/22	509,431
100,000	Charles Schwab Corp	4.450	07/22/20	102,485
750,000	Charles Schwab Corp	3.250	05/21/21	750,040
200,000	Charles Schwab Corp	2.650	01/25/23	193,494
200,000	Charles Schwab Corp	3.000	03/10/25	191,388
750,000	Charles Schwab Corp	3.850	05/21/25	755,113
500,000	Charles Schwab Corp	3.200	03/02/27	475,516
200,000	Charles Schwab Corp	3.200	01/25/28	189,908
350,000	CME Group, Inc	3.000	09/15/22	345,034
300,000	CME Group, Inc	3.000	03/15/25	288,998
500,000	CME Group, Inc	3.750	06/15/28	499,749
200,000	CME Group, Inc	5.300	09/15/43	230,049
500,000	CME Group, Inc	4.150	06/15/48	498,487
2,250,000	Credit Suisse	5.400	01/14/20	2,309,156
1,150,000	Credit Suisse	3.625	09/09/24	1,133,055
750,000	Credit Suisse Group Funding Guernsey Ltd	3.125	12/10/20	743,907
1,000,000	Credit Suisse Group Funding Guernsey Ltd	3.450	04/16/21	995,891
475,000	Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	469,448
2,050,000	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,976,390
2,750,000	Credit Suisse Group Funding Guernsey Ltd	4.550	04/17/26	2,761,733
1,250,000	Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	1,266,298
1,850,000	Diageo Investment Corp	2.875	05/11/22	1,816,781
100,000	Diageo Investment Corp	4.250	05/11/42	100,949
100,000	Discover Financial Services	5.200	04/27/22	103,495
700,000	Discover Financial Services	3.950	11/06/24	684,170
200,000	E*TRADE Financial Corp	2.950	08/24/22	193,385
200,000	E*TRADE Financial Corp	3.800	08/24/27	189,998
300,000	E*TRADE Financial Corp	4.500	06/20/28	300,030
300,000	Eaton Vance Corp	3.625	06/15/23	299,070
200,000	Eaton Vance Corp	3.500	04/06/27	191,783
300,000	Ford Motor Credit Co LLC	2.681	01/09/20	296,871
1,000,000	Ford Motor Credit Co LLC	2.459	03/27/20	983,274
400,000	Ford Motor Credit Co LLC	2.425	06/12/20	391,576
300,000	Ford Motor Credit Co LLC	2.343	11/02/20	291,613
2,000,000	Ford Motor Credit Co LLC	3.200	01/15/21	1,970,241
3,550,000	Ford Motor Credit Co LLC	3.336	03/18/21	3,499,580
600,000	Ford Motor Credit Co LLC	3.470	04/05/21	592,693
200,000	Ford Motor Credit Co LLC	3.813	10/12/21	198,576
350,000	Ford Motor Credit Co LLC	3.219	01/09/22	338,499
900,000	Ford Motor Credit Co LLC	3.339	03/28/22	869,719
1,000,000	Ford Motor Credit Co LLC	2.979	08/03/22	948,392
61

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,750,000	Ford Motor Credit Co LLC	4.140%	02/15/23	$1,721,385
450,000	Ford Motor Credit Co LLC	3.096	05/04/23	422,007
200,000	Ford Motor Credit Co LLC	3.810	01/09/24	190,637
1,000,000	Ford Motor Credit Co LLC	3.664	09/08/24	935,190
200,000	Ford Motor Credit Co LLC	4.687	06/09/25	195,251
925,000	Ford Motor Credit Co LLC	4.134	08/04/25	873,575
500,000	Ford Motor Credit Co LLC	4.389	01/08/26	476,230
500,000	Ford Motor Credit Co LLC	3.815	11/02/27	447,038
150,000	Franklin Resources, Inc	2.800	09/15/22	145,804
200,000	Franklin Resources, Inc	2.850	03/30/25	189,523
200,000	FS Investment Corp	4.250	01/15/20	200,120
2,452,000	GE Capital International Funding Co	2.342	11/15/20	2,395,785
3,443,000	GE Capital International Funding Co	3.373	11/15/25	3,276,209
3,444,000	GE Capital International Funding Co	4.418	11/15/35	3,227,946
200,000	General Electric Capital Corp	2.100	12/11/19	197,847
181,000	General Electric Capital Corp	5.500	01/08/20	186,224
250,000	General Electric Capital Corp	2.200	01/09/20	247,347
532,000	General Electric Capital Corp	4.375	09/16/20	543,488
772,000	General Electric Capital Corp	4.625	01/07/21	795,359
86,000	General Electric Capital Corp	5.300	02/11/21	89,613
200,000	General Electric Capital Corp	4.650	10/17/21	206,516
544,000	General Electric Capital Corp	3.150	09/07/22	536,173
144,000	General Electric Capital Corp	3.100	01/09/23	140,993
5,503,000	General Electric Capital Corp	3.450	05/15/24	5,417,413
752,000	General Electric Capital Corp	6.750	03/15/32	908,831
344,000	General Electric Capital Corp	5.875	01/14/38	383,525
352,000	General Electric Capital Corp	6.875	01/10/39	439,102
500,000	General Motors Financial Co, Inc	2.650	04/13/20	494,783
300,000	General Motors Financial Co, Inc	2.450	11/06/20	294,020
700,000	General Motors Financial Co, Inc	3.700	11/24/20	703,366
500,000	General Motors Financial Co, Inc	4.200	03/01/21	506,183
2,000,000	General Motors Financial Co, Inc	3.550	04/09/21	1,999,082
875,000	General Motors Financial Co, Inc	3.200	07/06/21	864,458
750,000	General Motors Financial Co, Inc	3.450	01/14/22	739,984
2,500,000	General Motors Financial Co, Inc	3.450	04/10/22	2,460,315
300,000	General Motors Financial Co, Inc	3.150	06/30/22	291,839
300,000	General Motors Financial Co, Inc	3.250	01/05/23	289,522
825,000	General Motors Financial Co, Inc	3.700	05/09/23	806,800
500,000	General Motors Financial Co, Inc	4.150	06/19/23	498,451
500,000	General Motors Financial Co, Inc	3.950	04/13/24	486,829
1,300,000	General Motors Financial Co, Inc	3.500	11/07/24	1,224,279
3,500,000	General Motors Financial Co, Inc	4.350	04/09/25	3,436,915
300,000	General Motors Financial Co, Inc	4.300	07/13/25	291,965
400,000	General Motors Financial Co, Inc	4.000	10/06/26	375,798
1,250,000	General Motors Financial Co, Inc	4.350	01/17/27	1,193,721
300,000	General Motors Financial Co, Inc	3.850	01/05/28	271,950
1,500,000	Goldman Sachs Group, Inc	2.550	10/23/19	1,493,263
1,000,000	Goldman Sachs Group, Inc	2.300	12/13/19	991,201
2,505,000	Goldman Sachs Group, Inc	5.375	03/15/20	2,582,363
1,150,000	Goldman Sachs Group, Inc	6.000	06/15/20	1,202,042
500,000	Goldman Sachs Group, Inc	2.600	12/27/20	491,950
1,300,000	Goldman Sachs Group, Inc	5.250	07/27/21	1,360,947
62

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Goldman Sachs Group, Inc	2.350%	11/15/21	$481,348
2,325,000	Goldman Sachs Group, Inc	5.750	01/24/22	2,473,144
1,000,000	Goldman Sachs Group, Inc	3.000	04/26/22	979,899
1,000,000	Goldman Sachs Group, Inc	2.876	10/31/22	975,658
1,800,000	Goldman Sachs Group, Inc	3.625	01/22/23	1,792,865
6,000,000	Goldman Sachs Group, Inc	3.200	02/23/23	5,867,137
1,000,000	Goldman Sachs Group, Inc	2.908	06/05/23	967,302
750,000	Goldman Sachs Group, Inc	2.905	07/24/23	724,328
1,500,000	Goldman Sachs Group, Inc	4.000	03/03/24	1,503,815
600,000	Goldman Sachs Group, Inc	3.750	05/22/25	587,757
1,925,000	Goldman Sachs Group, Inc	3.272	09/29/25	1,838,650
250,000	Goldman Sachs Group, Inc	4.250	10/21/25	247,604
800,000	Goldman Sachs Group, Inc	3.750	02/25/26	776,985
3,500,000	Goldman Sachs Group, Inc	3.850	01/26/27	3,393,779
4,050,000	Goldman Sachs Group, Inc	3.691	06/05/28	3,852,668
6,000,000	Goldman Sachs Group, Inc	3.814	04/23/29	5,719,712
2,000,000	Goldman Sachs Group, Inc	4.223	05/01/29	1,969,857
625,000	Goldman Sachs Group, Inc	4.017	10/31/38	578,628
2,000,000	Goldman Sachs Group, Inc	4.411	04/23/39	1,938,773
2,150,000	Goldman Sachs Group, Inc	6.250	02/01/41	2,580,571
1,075,000	Goldman Sachs Group, Inc	4.800	07/08/44	1,098,340
1,075,000	Goldman Sachs Group, Inc	5.150	05/22/45	1,095,442
500,000	IBM Credit LLC	1.625	09/06/19	494,791
500,000	IBM Credit LLC	1.800	01/20/21	485,109
1,750,000	IBM Credit LLC	2.650	02/05/21	1,730,174
1,500,000	IBM Credit LLC	2.200	09/08/22	1,434,981
2,000,000	IBM Credit LLC	3.000	02/06/23	1,965,651
500,000	Intercontinental Exchange, Inc	2.750	12/01/20	495,733
300,000	Intercontinental Exchange, Inc	2.350	09/15/22	288,168
300,000	Intercontinental Exchange, Inc	3.450	09/21/23	298,419
500,000	Intercontinental Exchange, Inc	3.750	12/01/25	499,281
1,000,000	Intercontinental Exchange, Inc	3.100	09/15/27	945,554
500,000	Intercontinental Exchange, Inc	3.750	09/21/28	493,661
300,000	Intercontinental Exchange, Inc	4.250	09/21/48	295,118
200,000	IntercontinentalExchange Group, Inc	4.000	10/15/23	204,438
125,000	Invesco Finance plc	3.125	11/30/22	122,794
200,000	Invesco Finance plc	4.000	01/30/24	200,588
200,000	Invesco Finance plc	3.750	01/15/26	196,639
200,000	Invesco Finance plc	5.375	11/30/43	221,349
300,000	Janus Capital Group, Inc	4.875	08/01/25	305,710
700,000	Jefferies Group LLC	4.850	01/15/27	688,046
750,000	Jefferies Group LLC	4.150	01/23/30	673,485
500,000	Jefferies Group, Inc	6.875	04/15/21	536,253
600,000	Jefferies Group, Inc	6.450	06/08/27	649,664
96,000	Lazard Group LLC	4.250	11/14/20	97,461
150,000	Lazard Group LLC	3.750	02/13/25	144,608
200,000	Lazard Group LLC	3.625	03/01/27	186,435
200,000	Lazard Group LLC	4.500	09/19/28	196,497
400,000	Legg Mason, Inc	5.625	01/15/44	404,386
1,500,000	Merrill Lynch & Co, Inc	6.110	01/29/37	1,723,025
1,200,000	Morgan Stanley	5.500	07/28/21	1,263,072
1,250,000	Morgan Stanley	2.625	11/17/21	1,215,238
2,025,000	Morgan Stanley	2.750	05/19/22	1,964,128
63

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,500,000	Morgan Stanley	4.875%	11/01/22	$2,589,645
4,500,000	Morgan Stanley	3.125	01/23/23	4,383,112
2,850,000	Morgan Stanley	4.100	05/22/23	2,866,917
4,000,000	Morgan Stanley	3.737	04/24/24	3,971,663
1,000,000	Morgan Stanley	3.875	04/29/24	995,157
3,592,000	Morgan Stanley	3.700	10/23/24	3,535,557
750,000	Morgan Stanley	5.000	11/24/25	776,419
1,075,000	Morgan Stanley	4.350	09/08/26	1,065,897
2,250,000	Morgan Stanley	3.625	01/20/27	2,159,265
1,600,000	Morgan Stanley	3.950	04/23/27	1,534,781
1,000,000	Morgan Stanley	3.591	07/22/28	948,265
4,500,000	Morgan Stanley	3.772	01/24/29	4,317,038
525,000	Morgan Stanley	3.971	07/22/38	489,500
2,000,000	Morgan Stanley	4.457	04/22/39	1,984,031
1,500,000	Morgan Stanley	4.375	01/22/47	1,460,002
220,000	NASDAQ OMX Group, Inc	5.550	01/15/20	226,564
250,000	NASDAQ OMX Group, Inc	4.250	06/01/24	252,140
200,000	NASDAQ, Inc	3.850	06/30/26	192,871
125,000	National Rural Utilities Cooperative Finance Corp	2.300	11/15/19	124,230
500,000	National Rural Utilities Cooperative Finance Corp	2.300	11/01/20	490,880
350,000	National Rural Utilities Cooperative Finance Corp	3.050	02/15/22	346,721
500,000	National Rural Utilities Cooperative Finance Corp	2.400	04/25/22	483,088
500,000	National Rural Utilities Cooperative Finance Corp	2.300	09/15/22	479,763
200,000	National Rural Utilities Cooperative Finance Corp	2.700	02/15/23	193,813
200,000	National Rural Utilities Cooperative Finance Corp	3.400	11/15/23	198,653
300,000	National Rural Utilities Cooperative Finance Corp	2.950	02/07/24	290,308
400,000	National Rural Utilities Cooperative Finance Corp	2.850	01/27/25	381,370
200,000	National Rural Utilities Cooperative Finance Corp	3.250	11/01/25	194,594
750,000	National Rural Utilities Cooperative Finance Corp	3.400	02/07/28	727,572
500,000	National Rural Utilities Cooperative Finance Corp	4.750	04/30/43	503,294
200,000	National Rural Utilities Cooperative Finance Corp	5.250	04/20/46	205,060
430,000	Nomura Holdings, Inc	6.700	03/04/20	449,574
500,000	Oesterreichische Kontrollbank AG.	1.625	03/12/19	497,915
500,000	Oesterreichische Kontrollbank AG.	1.125	04/26/19	495,791
1,550,000	Oesterreichische Kontrollbank AG.	1.500	10/21/20	1,504,537
375,000	Oesterreichische Kontrollbank AG.	2.875	09/07/21	373,043
500,000	Oesterreichische Kontrollbank AG.	2.375	10/01/21	490,009
750,000	Oesterreichische Kontrollbank AG.	2.875	03/13/23	741,820
125,000	ORIX Corp	2.900	07/18/22	120,867
500,000	ORIX Corp	3.250	12/04/24	475,955
200,000	ORIX Corp	3.700	07/18/27	191,619
1,000,000	PACCAR Financial Corp	1.950	02/27/20	985,607
300,000	PACCAR Financial Corp	2.800	03/01/21	296,864
300,000	PACCAR Financial Corp	3.100	05/10/21	298,628
200,000	PACCAR Financial Corp	3.150	08/09/21	199,176
200,000	PACCAR Financial Corp	3.400	08/09/23	199,021
500,000	Raymond James Financial, Inc	3.625	09/15/26	477,909
100,000	Raymond James Financial, Inc	4.950	07/15/46	101,461
1,500,000	Shire Acquisitions Investments Ireland DAC	1.900	09/23/19	1,483,995
2,400,000	Shire Acquisitions Investments Ireland DAC	2.400	09/23/21	2,318,760
2,500,000	Shire Acquisitions Investments Ireland DAC	2.875	09/23/23	2,384,062
1,000,000	Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	922,876
64

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	State Street Corp	2.550%	08/18/20	$297,688
300,000	State Street Corp	4.375	03/07/21	308,240
500,000	State Street Corp	1.950	05/19/21	483,740
500,000	State Street Corp	2.653	05/15/23	484,091
1,900,000	State Street Corp	3.100	05/15/23	1,859,489
500,000	State Street Corp	3.300	12/16/24	491,609
225,000	State Street Corp	3.550	08/18/25	222,969
500,000	State Street Corp	2.650	05/19/26	462,915
200,000	Stifel Financial Corp	3.500	12/01/20	198,978
100,000	Stifel Financial Corp	4.250	07/18/24	99,878
250,000	Synchrony Financial	3.000	08/15/19	249,496
275,000	Synchrony Financial	2.700	02/03/20	271,908
300,000	Synchrony Financial	3.750	08/15/21	297,946
250,000	Synchrony Financial	4.250	08/15/24	241,701
600,000	Synchrony Financial	4.500	07/23/25	578,615
300,000	Synchrony Financial	3.700	08/04/26	270,836
500,000	Synchrony Financial	3.950	12/01/27	453,016
300,000	Syngenta Finance NV	3.125	03/28/22	290,431
300,000	TD Ameritrade Holding Corp	2.950	04/01/22	294,165
350,000	TD Ameritrade Holding Corp	3.625	04/01/25	344,114
350,000	TD Ameritrade Holding Corp	3.300	04/01/27	335,126
200,000	Toyota Motor Credit Corp	1.550	10/18/19	197,355
300,000	Toyota Motor Credit Corp	2.200	01/10/20	297,387
500,000	Toyota Motor Credit Corp	2.150	03/12/20	495,205
300,000	Toyota Motor Credit Corp	1.950	04/17/20	295,473
300,000	Toyota Motor Credit Corp	1.900	04/08/21	290,616
1,500,000	Toyota Motor Credit Corp	2.950	04/13/21	1,492,721
750,000	Toyota Motor Credit Corp	2.750	05/17/21	741,348
500,000	Toyota Motor Credit Corp	3.400	09/15/21	502,590
1,750,000	Toyota Motor Credit Corp	2.600	01/11/22	1,712,034
300,000	Toyota Motor Credit Corp	2.800	07/13/22	294,130
500,000	Toyota Motor Credit Corp	2.150	09/08/22	476,765
500,000	Toyota Motor Credit Corp	2.700	01/11/23	485,429
500,000	Toyota Motor Credit Corp	3.450	09/20/23	498,583
1,500,000	Toyota Motor Credit Corp	3.400	04/14/25	1,475,991
300,000	Toyota Motor Credit Corp	3.050	01/11/28	283,257
1,000,000	UBS AG.	2.350	03/26/20	987,989
300,000	Unilever Capital Corp	1.800	05/05/20	294,217
250,000	Unilever Capital Corp	2.100	07/30/20	245,528
250,000	Unilever Capital Corp	4.250	02/10/21	256,284
500,000	Unilever Capital Corp	2.750	03/22/21	495,166
300,000	Unilever Capital Corp	1.375	07/28/21	284,922
300,000	Unilever Capital Corp	3.000	03/07/22	296,993
400,000	Unilever Capital Corp	2.200	05/05/22	384,714
500,000	Unilever Capital Corp	3.125	03/22/23	493,410
300,000	Unilever Capital Corp	3.250	03/07/24	295,264
900,000	Unilever Capital Corp	2.600	05/05/24	854,193
500,000	Unilever Capital Corp	3.375	03/22/25	492,237
450,000	Unilever Capital Corp	3.100	07/30/25	434,990
225,000	Unilever Capital Corp	2.000	07/28/26	198,862
400,000	Unilever Capital Corp	2.900	05/05/27	376,701
650,000	Unilever Capital Corp	3.500	03/22/28	636,900
330,000	Unilever Capital Corp	5.900	11/15/32	403,644
65

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	Wells Fargo & Co	2.150%	01/30/20	$988,136
1,550,000	Wells Fargo & Co	2.600	07/22/20	1,533,400
450,000	Wells Fargo & Co	2.550	12/07/20	442,897
1,000,000	Wells Fargo & Co	3.000	01/22/21	991,544
1,000,000	Wells Fargo & Co	2.500	03/04/21	979,213
1,200,000	Wells Fargo & Co	4.600	04/01/21	1,233,917
750,000	Wells Fargo & Co	2.100	07/26/21	722,141
3,500,000	Wells Fargo & Co	3.500	03/08/22	3,494,279
1,000,000	Wells Fargo & Co	2.625	07/22/22	965,672
750,000	Wells Fargo & Co	3.069	01/24/23	731,814
700,000	Wells Fargo & Co	3.450	02/13/23	687,435
500,000	Wells Fargo & Co	4.125	08/15/23	505,198
334,000	Wells Fargo & Co	4.480	01/16/24	341,727
2,200,000	Wells Fargo & Co	3.300	09/09/24	2,132,053
3,550,000	Wells Fargo & Co	3.000	02/19/25	3,361,952
500,000	Wells Fargo & Co	3.550	09/29/25	487,060
2,500,000	Wells Fargo & Co	3.000	04/22/26	2,325,254
650,000	Wells Fargo & Co	4.100	06/03/26	641,479
1,750,000	Wells Fargo & Co	3.000	10/23/26	1,622,954
750,000	Wells Fargo & Co	4.300	07/22/27	746,756
2,325,000	Wells Fargo & Co	3.584	05/22/28	2,228,917
264,000	Wells Fargo & Co	5.375	02/07/35	294,773
725,000	Wells Fargo & Co	5.375	11/02/43	777,689
1,143,000	Wells Fargo & Co	5.606	01/15/44	1,260,835
300,000	Wells Fargo & Co	4.650	11/04/44	293,734
1,500,000	Wells Fargo & Co	3.900	05/01/45	1,392,207
750,000	Wells Fargo & Co	4.900	11/17/45	759,393
1,750,000	Wells Fargo & Co	4.400	06/14/46	1,644,020
1,750,000	Wells Fargo & Co	4.750	12/07/46	1,740,459
	TOTAL DIVERSIFIED FINANCIALS			320,267,219

ENERGY - 2.5%
375,000	Anadarko Petroleum Corp	4.850	03/15/21	385,323
700,000	Anadarko Petroleum Corp	3.450	07/15/24	673,681
1,350,000	Anadarko Petroleum Corp	5.550	03/15/26	1,434,385
1,325,000	Anadarko Petroleum Corp	6.200	03/15/40	1,467,469
200,000	Anadarko Petroleum Corp	4.500	07/15/44	182,909
500,000	Anadarko Petroleum Corp	6.600	03/15/46	587,220
900,000	Andeavor	5.125	12/15/26	941,165
200,000	Andeavor	3.800	04/01/28	190,081
200,000	Andeavor	4.500	04/01/48	186,116
200,000	Andeavor Logistics LP	3.500	12/01/22	196,888
150,000	Andeavor Logistics LP	4.250	12/01/27	146,482
200,000	Andeavor Logistics LP	5.200	12/01/47	199,445
943,000	Apache Corp	3.250	04/15/22	928,156
1,000,000	Apache Corp	4.375	10/15/28	983,148
980,000	Apache Corp	5.100	09/01/40	968,000
300,000	Apache Corp	5.250	02/01/42	301,169
850,000	Apache Corp	4.750	04/15/43	801,940
300,000	Apache Corp	4.250	01/15/44	267,131
750,000	Baker Hughes a GE Co LLC	2.773	12/15/22	727,644
500,000	Baker Hughes a GE Co LLC	3.337	12/15/27	469,829
66

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Baker Hughes a GE Co LLC	4.080%	12/15/47	$453,034
129,000	Baker Hughes, Inc	3.200	08/15/21	128,321
800,000	Baker Hughes, Inc	5.125	09/15/40	841,080
200,000	Boardwalk Pipelines LP	5.750	09/15/19	204,888
200,000	Boardwalk Pipelines LP	3.375	02/01/23	193,372
200,000	Boardwalk Pipelines LP	5.950	06/01/26	211,566
200,000	Boardwalk Pipelines LP	4.450	07/15/27	192,536
500,000	BP Capital Markets America, Inc	3.796	09/21/25	501,585
750,000	BP Capital Markets America, Inc	3.937	09/21/28	754,340
300,000	BP Capital Markets plc	1.768	09/19/19	296,892
2,450,000	BP Capital Markets plc	2.315	02/13/20	2,427,343
300,000	BP Capital Markets plc	4.500	10/01/20	307,508
150,000	BP Capital Markets plc	4.742	03/11/21	155,024
500,000	BP Capital Markets plc	2.112	09/16/21	483,162
1,450,000	BP Capital Markets plc	3.561	11/01/21	1,459,285
1,200,000	BP Capital Markets plc	3.245	05/06/22	1,191,998
175,000	BP Capital Markets plc	2.520	09/19/22	169,057
850,000	BP Capital Markets plc	2.500	11/06/22	820,970
300,000	BP Capital Markets plc	3.994	09/26/23	306,073
800,000	BP Capital Markets plc	3.216	11/28/23	784,704
500,000	BP Capital Markets plc	3.814	02/10/24	505,769
1,750,000	BP Capital Markets plc	3.224	04/14/24	1,710,268
300,000	BP Capital Markets plc	3.535	11/04/24	298,192
500,000	BP Capital Markets plc	3.506	03/17/25	494,306
200,000	BP Capital Markets plc	3.017	01/16/27	188,030
500,000	BP Capital Markets plc	3.588	04/14/27	488,721
750,000	BP Capital Markets plc	3.279	09/19/27	717,087
300,000	BP Capital Markets plc	3.723	11/28/28	296,849
200,000	Buckeye Partners LP	4.875	02/01/21	203,598
200,000	Buckeye Partners LP	4.350	10/15/24	195,921
300,000	Buckeye Partners LP	3.950	12/01/26	276,695
200,000	Buckeye Partners LP	4.125	12/01/27	184,747
200,000	Buckeye Partners LP	5.850	11/15/43	192,625
100,000	Buckeye Partners LP	5.600	10/15/44	92,988
575,000	Burlington Resources Finance Co	7.200	08/15/31	731,452
200,000	Burlington Resources Finance Co	7.400	12/01/31	259,770
300,000	Canadian Natural Resources Ltd	2.950	01/15/23	289,211
600,000	Canadian Natural Resources Ltd	3.800	04/15/24	593,702
700,000	Canadian Natural Resources Ltd	3.900	02/01/25	690,743
750,000	Canadian Natural Resources Ltd	3.850	06/01/27	730,055
850,000	Canadian Natural Resources Ltd	6.250	03/15/38	1,002,129
300,000	Canadian Natural Resources Ltd	4.950	06/01/47	310,654
500,000	Cenovus Energy, Inc	5.700	10/15/19	511,755
550,000	Cenovus Energy, Inc	4.250	04/15/27	531,448
1,750,000	Cenovus Energy, Inc	5.250	06/15/37	1,732,966
500,000	Cenovus Energy, Inc	5.200	09/15/43	481,144
750,000	Cenovus Energy, Inc	5.400	06/15/47	754,521
300,000	Chevron Corp	1.991	03/03/20	296,246
1,250,000	Chevron Corp	2.427	06/24/20	1,239,220
2,750,000	Chevron Corp	2.100	05/16/21	2,682,244
400,000	Chevron Corp	2.411	03/03/22	389,098
300,000	Chevron Corp	2.498	03/03/22	292,936
1,050,000	Chevron Corp	2.355	12/05/22	1,011,775
67

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Chevron Corp	2.566%	05/16/23	$483,334
250,000	Chevron Corp	3.191	06/24/23	248,077
300,000	Chevron Corp	2.895	03/03/24	291,939
125,000	Chevron Corp	3.326	11/17/25	123,259
1,650,000	Chevron Corp	2.954	05/16/26	1,575,033
500,000	Cimarex Energy Co	4.375	06/01/24	504,220
100,000	Cimarex Energy Co	3.900	05/15/27	95,422
500,000	Concho Resources, Inc	3.750	10/01/27	477,015
750,000	Concho Resources, Inc	4.300	08/15/28	746,602
400,000	Concho Resources, Inc	4.875	10/01/47	404,081
300,000	Concho Resources, Inc	4.850	08/15/48	300,438
77,000	ConocoPhillips Co	4.150	11/15/34	75,893
250,000	ConocoPhillips Co	5.900	05/15/38	300,809
1,035,000	ConocoPhillips Co	6.500	02/01/39	1,343,172
300,000	ConocoPhillips Co	4.300	11/15/44	308,650
1,250,000	ConocoPhillips Co	5.950	03/15/46	1,578,805
500,000	ConocoPhillips Holding Co	6.950	04/15/29	624,011
1,025,000	Devon Energy Corp	3.250	05/15/22	1,006,152
885,000	Devon Energy Corp	5.600	07/15/41	937,351
700,000	Devon Energy Corp	4.750	05/15/42	667,217
800,000	Devon Energy Corp	5.000	06/15/45	799,130
550,000	Ecopetrol S.A.	7.625	07/23/19	569,965
725,000	Ecopetrol S.A.	5.875	09/18/23	772,488
1,000,000	Ecopetrol S.A.	4.125	01/16/25	970,000
400,000	Ecopetrol S.A.	5.375	06/26/26	412,000
200,000	Ecopetrol S.A.	7.375	09/18/43	227,250
1,000,000	Ecopetrol S.A.	5.875	05/28/45	989,000
400,000	El Paso Pipeline Partners Operating Co LLC	4.700	11/01/42	375,520
675,000	Enbridge Energy Partners LP	4.375	10/15/20	684,808
1,200,000	Enbridge Energy Partners LP	5.875	10/15/25	1,320,828
300,000	Enbridge Energy Partners LP	5.500	09/15/40	321,623
200,000	Enbridge Energy Partners LP	7.375	10/15/45	263,973
800,000	Enbridge, Inc	2.900	07/15/22	775,843
300,000	Enbridge, Inc	4.000	10/01/23	302,287
100,000	Enbridge, Inc	4.250	12/01/26	100,594
100,000	Enbridge, Inc	3.700	07/15/27	96,531
300,000	Enbridge, Inc	4.500	06/10/44	290,722
625,000	Enbridge, Inc	5.500	12/01/46	701,125
500,000	Enbridge, Inc	6.250	03/01/78	482,540
1,000,000	EnCana Corp	3.900	11/15/21	1,004,233
1,500,000	EnCana Corp	6.500	08/15/34	1,747,426
1,250,000	Energy Transfer Partners LP	4.150	10/01/20	1,266,206
500,000	Energy Transfer Partners LP	4.650	06/01/21	511,983
200,000	Energy Transfer Partners LP	5.200	02/01/22	207,693
200,000	Energy Transfer Partners LP	3.600	02/01/23	196,525
200,000	Energy Transfer Partners LP	4.200	09/15/23	201,550
500,000	Energy Transfer Partners LP	4.900	02/01/24	515,227
400,000	Energy Transfer Partners LP	4.050	03/15/25	391,430
1,000,000	Energy Transfer Partners LP	4.750	01/15/26	1,009,990
250,000	Energy Transfer Partners LP	4.200	04/15/27	241,369
200,000	Energy Transfer Partners LP	4.950	06/15/28	203,507
400,000	Energy Transfer Partners LP	4.900	03/15/35	375,713
68

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Energy Transfer Partners LP	5.800%	06/15/38	$518,734
140,000	Energy Transfer Partners LP	7.500	07/01/38	166,931
450,000	Energy Transfer Partners LP	6.500	02/01/42	493,575
200,000	Energy Transfer Partners LP	5.150	02/01/43	189,781
200,000	Energy Transfer Partners LP	5.950	10/01/43	207,645
400,000	Energy Transfer Partners LP	5.150	03/15/45	377,069
500,000	Energy Transfer Partners LP	6.125	12/15/45	532,576
250,000	Energy Transfer Partners LP	5.300	04/15/47	241,850
500,000	Energy Transfer Partners LP	6.000	06/15/48	532,320
600,000	Enterprise Products Operating LLC	5.200	09/01/20	621,533
900,000	Enterprise Products Operating LLC	2.800	02/15/21	888,433
100,000	Enterprise Products Operating LLC	2.850	04/15/21	98,738
400,000	Enterprise Products Operating LLC	4.050	02/15/22	405,749
800,000	Enterprise Products Operating LLC	3.900	02/15/24	806,996
300,000	Enterprise Products Operating LLC	3.700	02/15/26	295,298
3,065,000	Enterprise Products Operating LLC	3.950	02/15/27	3,059,422
480,000	Enterprise Products Operating LLC	6.125	10/15/39	560,907
300,000	Enterprise Products Operating LLC	4.850	08/15/42	305,358
100,000	Enterprise Products Operating LLC	4.450	02/15/43	96,819
1,500,000	Enterprise Products Operating LLC	4.850	03/15/44	1,526,587
500,000	Enterprise Products Operating LLC	5.100	02/15/45	526,830
300,000	Enterprise Products Operating LLC	4.900	05/15/46	309,784
425,000	Enterprise Products Operating LLC	4.250	02/15/48	399,445
200,000	Enterprise Products Operating LLC	4.950	10/15/54	199,636
200,000	Enterprise Products Operating LLC	4.875	08/16/77	190,059
700,000	Enterprise Products Operating LLC	5.250	08/16/77	653,350
400,000	Enterprise Products Operating LLC	5.375	02/15/78	369,852
900,000	EOG Resources, Inc	2.450	04/01/20	891,332
440,000	EOG Resources, Inc	4.100	02/01/21	447,310
600,000	EOG Resources, Inc	2.625	03/15/23	578,056
150,000	EOG Resources, Inc	4.150	01/15/26	153,343
200,000	EOG Resources, Inc	3.900	04/01/35	194,995
200,000	EOG Resources, Inc	5.100	01/15/36	221,707
300,000	EQT Corp	2.500	10/01/20	292,824
300,000	EQT Corp	3.000	10/01/22	290,710
500,000	EQT Corp	3.900	10/01/27	468,295
300,000	EQT Midstream Partners LP	4.750	07/15/23	304,132
300,000	EQT Midstream Partners LP	4.000	08/01/24	286,306
200,000	EQT Midstream Partners LP	4.125	12/01/26	187,899
300,000	EQT Midstream Partners LP	5.500	07/15/28	307,598
300,000	EQT Midstream Partners LP	6.500	07/15/48	317,381
500,000	Equinor ASA	3.625	09/10/28	493,372
950,000	Exxon Mobil Corp	1.912	03/06/20	938,583
500,000	Exxon Mobil Corp	2.397	03/06/22	486,733
1,000,000	Exxon Mobil Corp	2.726	03/01/23	978,850
500,000	Exxon Mobil Corp	2.709	03/06/25	478,825
3,602,000	Exxon Mobil Corp	3.043	03/01/26	3,492,324
500,000	Exxon Mobil Corp	3.567	03/06/45	466,885
850,000	Exxon Mobil Corp	4.114	03/01/46	861,280
200,000	Gulf South Pipeline Co LP	4.000	06/15/22	199,618
2,850,000	Halliburton Co	3.800	11/15/25	2,824,615
500,000	Halliburton Co	4.850	11/15/35	522,417
250,000	Halliburton Co	4.500	11/15/41	243,991
69

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$600,000	Halliburton Co	4.750%	08/01/43	$613,035
750,000	Halliburton Co	5.000	11/15/45	799,721
200,000	Helmerich & Payne International Drilling Co	4.650	03/15/25	204,466
200,000	Hess Corp	3.500	07/15/24	188,992
1,100,000	Hess Corp	4.300	04/01/27	1,066,090
940,000	Hess Corp	5.600	02/15/41	950,846
300,000	Hess Corp	5.800	04/01/47	315,487
200,000	HollyFrontier Corp	5.875	04/01/26	213,107
30,000	Husky Energy, Inc	7.250	12/15/19	31,420
1,200,000	Husky Energy, Inc	3.950	04/15/22	1,209,746
500,000	Husky Energy, Inc	4.000	04/15/24	498,955
130,000	Husky Energy, Inc	6.800	09/15/37	159,887
2,400,000	Kinder Morgan, Inc	3.050	12/01/19	2,396,227
1,200,000	Kinder Morgan, Inc	3.950	09/01/22	1,207,630
1,000,000	Kinder Morgan, Inc	3.150	01/15/23	972,588
350,000	Kinder Morgan, Inc	3.450	02/15/23	343,123
300,000	Kinder Morgan, Inc	4.150	02/01/24	300,794
500,000	Kinder Morgan, Inc	4.250	09/01/24	503,806
1,950,000	Kinder Morgan, Inc	4.300	06/01/25	1,965,537
1,000,000	Kinder Morgan, Inc	4.300	03/01/28	990,722
2,900,000	Kinder Morgan, Inc	5.300	12/01/34	2,994,236
535,000	Kinder Morgan, Inc	6.500	09/01/39	602,743
500,000	Kinder Morgan, Inc	5.000	03/01/43	488,491
400,000	Kinder Morgan, Inc	5.500	03/01/44	415,398
200,000	Kinder Morgan, Inc	5.400	09/01/44	205,013
1,300,000	Kinder Morgan, Inc	5.550	06/01/45	1,372,175
1,000,000	Kinder Morgan, Inc	5.200	03/01/48	1,018,362
125,000	Magellan Midstream Partners LP	4.250	02/01/21	126,980
900,000	Magellan Midstream Partners LP	5.000	03/01/26	956,367
100,000	Magellan Midstream Partners LP	4.250	09/15/46	93,153
300,000	Magellan Midstream Partners LP	4.200	10/03/47	274,149
1,150,000	Marathon Oil Corp	2.800	11/01/22	1,105,110
300,000	Marathon Oil Corp	3.850	06/01/25	293,139
800,000	Marathon Oil Corp	4.400	07/15/27	799,543
255,000	Marathon Oil Corp	6.600	10/01/37	300,598
200,000	Marathon Oil Corp	5.200	06/01/45	208,205
250,000	Marathon Petroleum Corp	3.400	12/15/20	250,167
250,000	Marathon Petroleum Corp	5.125	03/01/21	259,325
1,600,000	Marathon Petroleum Corp	3.625	09/15/24	1,578,534
350,000	Marathon Petroleum Corp	6.500	03/01/41	409,049
250,000	Marathon Petroleum Corp	4.750	09/15/44	241,317
250,000	Marathon Petroleum Corp	5.850	12/15/45	262,713
200,000	Marathon Petroleum Corp	5.000	09/15/54	189,456
175,000	MPLX LP	3.375	03/15/23	171,208
1,000,000	MPLX LP	4.875	12/01/24	1,038,558
2,500,000	MPLX LP	4.875	06/01/25	2,581,984
475,000	MPLX LP	4.000	03/15/28	456,616
750,000	MPLX LP	4.500	04/15/38	706,002
200,000	MPLX LP	5.200	03/01/47	200,117
600,000	MPLX LP	4.700	04/15/48	561,004
600,000	MPLX LP	4.900	04/15/58	542,135
300,000	National Oilwell Varco, Inc	2.600	12/01/22	285,796
70

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$800,000		National Oilwell Varco, Inc	3.950%	12/01/42	$692,927
935,000		Nexen, Inc	6.400	05/15/37	1,129,945
750,000		Noble Energy, Inc	3.900	11/15/24	736,332
500,000		Noble Energy, Inc	3.850	01/15/28	472,064
700,000		Noble Energy, Inc	6.000	03/01/41	748,078
300,000		Noble Energy, Inc	5.250	11/15/43	297,480
200,000		Noble Energy, Inc	4.950	08/15/47	191,233
200,000		Occidental Petroleum Corp	2.600	04/15/22	194,565
750,000		Occidental Petroleum Corp	3.500	06/15/25	743,870
600,000		Occidental Petroleum Corp	3.400	04/15/26	586,361
1,650,000		Occidental Petroleum Corp	3.000	02/15/27	1,566,866
300,000		Occidental Petroleum Corp	4.625	06/15/45	311,201
240,000		Occidental Petroleum Corp	4.400	04/15/46	243,748
300,000		Occidental Petroleum Corp	4.100	02/15/47	290,224
1,000,000		Occidental Petroleum Corp	4.200	03/15/48	983,184
137,000		ONE Gas, Inc	3.610	02/01/24	135,794
100,000		ONE Gas, Inc	4.658	02/01/44	104,577
1,300,000		ONEOK, Inc	4.000	07/13/27	1,256,450
300,000		ONEOK, Inc	4.550	07/15/28	301,325
675,000		ONEOK, Inc	4.950	07/13/47	669,681
300,000		ONEOK, Inc	5.200	07/15/48	305,328
75,000		Petro-Canada	6.800	05/15/38	95,500
800,000		Petroleos Mexicanos	5.500	01/21/21	825,528
2,000,000		Petroleos Mexicanos	5.375	03/13/22	2,060,000
135,000		Petroleos Mexicanos	1.700	12/20/22	130,886
135,000		Petroleos Mexicanos	2.000	12/20/22	131,746
400,000		Petroleos Mexicanos	3.500	01/30/23	379,200
759,000		Petroleos Mexicanos	4.625	09/21/23	752,169
1,500,000		Petroleos Mexicanos	4.875	01/18/24	1,494,000
1,950,000		Petroleos Mexicanos	4.500	01/23/26	1,823,250
500,000		Petroleos Mexicanos	6.875	08/04/26	527,450
6,150,000		Petroleos Mexicanos	6.500	03/13/27	6,282,225
4,175,000	g	Petroleos Mexicanos	5.350	02/12/28	3,934,938
2,040,000		Petroleos Mexicanos	6.500	06/02/41	1,912,500
575,000		Petroleos Mexicanos	6.375	01/23/45	530,725
3,090,000		Petroleos Mexicanos	6.750	09/21/47	2,948,447
2,798,000	g	Petroleos Mexicanos	6.350	02/12/48	2,562,968
650,000		Phillips 66	4.300	04/01/22	668,264
1,000,000		Phillips 66	3.900	03/15/28	985,810
538,000		Phillips 66	4.650	11/15/34	545,027
1,650,000		Phillips 66	4.875	11/15/44	1,707,882
200,000		Phillips 66 Partners LP	2.646	02/15/20	198,083
100,000		Phillips 66 Partners LP	3.550	10/01/26	94,276
175,000		Phillips 66 Partners LP	3.750	03/01/28	166,533
425,000		Phillips 66 Partners LP	4.680	02/15/45	402,139
100,000		Phillips 66 Partners LP	4.900	10/01/46	98,009
1,125,000		Pioneer Natural Resources Co	3.450	01/15/21	1,124,636
200,000		Pioneer Natural Resources Co	4.450	01/15/26	204,810
550,000		Plains All American Pipeline LP	2.600	12/15/19	545,698
700,000		Plains All American Pipeline LP	5.000	02/01/21	715,778
200,000		Plains All American Pipeline LP	2.850	01/31/23	190,002
400,000		Plains All American Pipeline LP	3.850	10/15/23	393,822
200,000		Plains All American Pipeline LP	3.600	11/01/24	192,438
71

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Plains All American Pipeline LP	4.650%	10/15/25	$303,026
1,000,000	Plains All American Pipeline LP	4.500	12/15/26	998,540
100,000	Plains All American Pipeline LP	6.650	01/15/37	110,464
250,000	Plains All American Pipeline LP	5.150	06/01/42	235,320
300,000	Plains All American Pipeline LP	4.700	06/15/44	271,440
300,000	Plains All American Pipeline LP	4.900	02/15/45	277,943
2,250,000	Sabine Pass Liquefaction LLC	5.625	02/01/21	2,340,212
1,500,000	Sabine Pass Liquefaction LLC	5.625	03/01/25	1,599,198
2,500,000	Sabine Pass Liquefaction LLC	5.000	03/15/27	2,566,649
375,000	Sabine Pass Liquefaction LLC	4.200	03/15/28	363,582
750,000	Schlumberger Investment S.A.	3.650	12/01/23	755,754
805,000	Shell International Finance BV	4.300	09/22/19	816,350
2,280,000	Shell International Finance BV	4.375	03/25/20	2,324,846
500,000	Shell International Finance BV	2.125	05/11/20	493,362
300,000	Shell International Finance BV	2.250	11/10/20	295,436
500,000	Shell International Finance BV	1.875	05/10/21	483,891
500,000	Shell International Finance BV	1.750	09/12/21	480,756
4,300,000	Shell International Finance BV	3.250	05/11/25	4,216,862
1,500,000	Shell International Finance BV	2.875	05/10/26	1,423,834
500,000	Shell International Finance BV	2.500	09/12/26	461,549
500,000	Shell International Finance BV	4.125	05/11/35	505,788
1,000,000	Shell International Finance BV	4.550	08/12/43	1,048,826
1,000,000	Shell International Finance BV	4.375	05/11/45	1,036,865
425,000	Shell International Finance BV	4.000	05/10/46	415,211
3,180,000	Shell International Finance BV	3.750	09/12/46	2,985,317
200,000	Spectra Energy Partners LP	4.750	03/15/24	206,632
400,000	Spectra Energy Partners LP	3.500	03/15/25	385,253
1,100,000	Spectra Energy Partners LP	3.375	10/15/26	1,035,231
200,000	Spectra Energy Partners LP	5.950	09/25/43	225,172
300,000	Spectra Energy Partners LP	4.500	03/15/45	286,531
500,000	Statoil ASA	2.250	11/08/19	496,494
300,000	Statoil ASA	2.900	11/08/20	298,275
500,000	Statoil ASA	2.750	11/10/21	493,219
625,000	Statoil ASA	2.450	01/17/23	601,935
300,000	Statoil ASA	2.650	01/15/24	287,193
300,000	Statoil ASA	3.700	03/01/24	302,441
500,000	Statoil ASA	3.250	11/10/24	491,197
200,000	Statoil ASA	5.100	08/17/40	226,035
400,000	Statoil ASA	4.250	11/23/41	404,119
300,000	Statoil ASA	3.950	05/15/43	291,803
1,300,000	Statoil ASA	4.800	11/08/43	1,401,164
750,000	Suncor Energy, Inc	3.600	12/01/24	742,985
1,400,000	Suncor Energy, Inc	6.500	06/15/38	1,727,494
750,000	Suncor Energy, Inc	4.000	11/15/47	705,852
200,000	Sunoco Logistics Partners Operations LP	4.400	04/01/21	203,434
1,181,000	Sunoco Logistics Partners Operations LP	3.450	01/15/23	1,153,400
300,000	Sunoco Logistics Partners Operations LP	4.250	04/01/24	299,197
200,000	Sunoco Logistics Partners Operations LP	5.950	12/01/25	215,004
400,000	Sunoco Logistics Partners Operations LP	3.900	07/15/26	379,322
1,500,000	Sunoco Logistics Partners Operations LP	4.000	10/01/27	1,423,452
100,000	Sunoco Logistics Partners Operations LP	6.100	02/15/42	105,334
300,000	Sunoco Logistics Partners Operations LP	5.300	04/01/44	287,162
72

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Sunoco Logistics Partners Operations LP	5.350%	05/15/45	$194,727
1,000,000	Sunoco Logistics Partners Operations LP	5.400	10/01/47	987,686
100,000	TechnipFMC plc	3.450	10/01/22	97,404
2,000,000	Tesoro Logistics LP	6.375	05/01/24	2,120,000
300,000	Total Capital Canada Ltd	2.750	07/15/23	290,441
300,000	Total Capital International S.A.	2.750	06/19/21	296,866
1,000,000	Total Capital International S.A.	2.875	02/17/22	985,491
400,000	Total Capital International S.A.	2.700	01/25/23	388,454
600,000	Total Capital International S.A.	3.700	01/15/24	604,219
300,000	Total Capital International S.A.	3.750	04/10/24	303,480
700,000	Total Capital S.A.	4.450	06/24/20	717,116
100,000	Total Capital S.A.	4.125	01/28/21	101,979
500,000	TransCanada PipeLines Ltd	2.125	11/15/19	494,706
600,000	TransCanada PipeLines Ltd	3.800	10/01/20	605,966
1,000,000	TransCanada PipeLines Ltd	4.875	01/15/26	1,045,612
750,000	TransCanada PipeLines Ltd	4.250	05/15/28	752,725
1,700,000	TransCanada PipeLines Ltd	4.625	03/01/34	1,704,330
500,000	TransCanada PipeLines Ltd	4.750	05/15/38	508,410
469,000	TransCanada PipeLines Ltd	7.625	01/15/39	623,734
1,200,000	TransCanada PipeLines Ltd	5.000	10/16/43	1,228,112
750,000	TransCanada PipeLines Ltd	4.875	05/15/48	768,335
489,000	Vale Overseas Ltd	4.375	01/11/22	492,668
2,350,000	Vale Overseas Ltd	6.250	08/10/26	2,575,365
150,000	Vale Overseas Ltd	8.250	01/17/34	191,813
1,164,000	Vale Overseas Ltd	6.875	11/21/36	1,353,732
680,000	Valero Energy Corp	6.125	02/01/20	705,405
825,000	Valero Energy Corp	3.650	03/15/25	806,503
500,000	Valero Energy Corp	3.400	09/15/26	474,513
300,000	Valero Energy Corp	4.350	06/01/28	302,033
330,000	Valero Energy Corp	7.500	04/15/32	420,026
500,000	Valero Energy Corp	6.625	06/15/37	603,814
300,000	Valero Energy Corp	4.900	03/15/45	305,291
200,000	Valero Energy Partners LP	4.375	12/15/26	196,239
300,000	Valero Energy Partners LP	4.500	03/15/28	294,543
450,000	Western Gas Partners LP	4.000	07/01/22	447,955
200,000	Western Gas Partners LP	3.950	06/01/25	190,649
400,000	Western Gas Partners LP	4.650	07/01/26	391,899
250,000	Western Gas Partners LP	4.500	03/01/28	239,685
400,000	Western Gas Partners LP	4.750	08/15/28	390,943
200,000	Western Gas Partners LP	5.450	04/01/44	187,158
300,000	Western Gas Partners LP	5.300	03/01/48	274,554
200,000	Western Gas Partners LP	5.500	08/15/48	188,231
830,000	Williams Partners LP	5.250	03/15/20	851,757
600,000	Williams Partners LP	4.000	11/15/21	605,465
750,000	Williams Partners LP	3.600	03/15/22	745,474
200,000	Williams Partners LP	3.350	08/15/22	196,360
300,000	Williams Partners LP	4.500	11/15/23	305,469
750,000	Williams Partners LP	4.000	09/15/25	737,643
1,000,000	Williams Partners LP	3.750	06/15/27	954,288
300,000	Williams Partners LP	5.800	11/15/43	323,488
300,000	Williams Partners LP	5.400	03/04/44	309,578
1,000,000	Williams Partners LP	4.900	01/15/45	971,460
1,500,000	Williams Partners LP	4.850	03/01/48	1,447,732
	TOTAL ENERGY			263,516,672
73

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
FOOD & STAPLES RETAILING - 0.4%
$1,875,000	CVS Health Corp	3.125%	03/09/20	$1,875,112
2,300,000	CVS Health Corp	3.350	03/09/21	2,295,625
650,000	CVS Health Corp	2.125	06/01/21	627,374
500,000	CVS Health Corp	3.500	07/20/22	496,112
500,000	CVS Health Corp	2.750	12/01/22	482,121
4,000,000	CVS Health Corp	3.700	03/09/23	3,982,108
900,000	CVS Health Corp	3.375	08/12/24	868,934
3,000,000	CVS Health Corp	4.100	03/25/25	2,990,681
1,319,000	CVS Health Corp	3.875	07/20/25	1,299,040
2,200,000	CVS Health Corp	2.875	06/01/26	2,016,571
4,100,000	CVS Health Corp	4.300	03/25/28	4,059,538
1,875,000	CVS Health Corp	4.780	03/25/38	1,860,398
400,000	CVS Health Corp	5.300	12/05/43	417,435
1,500,000	CVS Health Corp	5.125	07/20/45	1,540,154
5,000,000	CVS Health Corp	5.050	03/25/48	5,108,230
235,000	Delhaize Group S.A.	5.700	10/01/40	255,240
1,225,000	Kroger Co	1.500	09/30/19	1,208,490
445,000	Kroger Co	6.150	01/15/20	461,521
200,000	Kroger Co	2.950	11/01/21	196,817
200,000	Kroger Co	3.400	04/15/22	198,278
125,000	Kroger Co	2.800	08/01/22	120,839
200,000	Kroger Co	3.850	08/01/23	200,483
300,000	Kroger Co	4.000	02/01/24	300,041
100,000	Kroger Co	3.500	02/01/26	95,641
300,000	Kroger Co	2.650	10/15/26	267,525
175,000	Kroger Co	3.700	08/01/27	167,542
100,000	Kroger Co	6.900	04/15/38	118,907
250,000	Kroger Co	5.000	04/15/42	247,248
300,000	Kroger Co	5.150	08/01/43	297,938
300,000	Kroger Co	3.875	10/15/46	249,801
500,000	Kroger Co	4.450	02/01/47	459,909
700,000	Kroger Co	4.650	01/15/48	658,627
500,000	SYSCO Corp	2.600	10/01/20	493,771
125,000	SYSCO Corp	2.500	07/15/21	122,062
250,000	SYSCO Corp	3.550	03/15/25	244,496
225,000	SYSCO Corp	3.300	07/15/26	214,930
1,600,000	SYSCO Corp	3.250	07/15/27	1,502,510
300,000	SYSCO Corp	4.850	10/01/45	309,563
500,000	SYSCO Corp	4.500	04/01/46	491,576
250,000	SYSCO Corp	4.450	03/15/48	243,435
200,000	Walgreen Co	4.400	09/15/42	182,744
1,125,000	Walgreens Boots Alliance, Inc	2.700	11/18/19	1,121,636
500,000	Walgreens Boots Alliance, Inc	3.300	11/18/21	497,935
2,000,000	Walgreens Boots Alliance, Inc	3.450	06/01/26	1,900,301
1,400,000	Walgreens Boots Alliance, Inc	4.500	11/18/34	1,376,878
400,000	Walgreens Boots Alliance, Inc	4.800	11/18/44	387,786
125,000	Walgreens Boots Alliance, Inc	4.650	06/01/46	119,400
	TOTAL FOOD & STAPLES RETAILING			44,633,303
74

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
FOOD, BEVERAGE & TOBACCO - 1.4%
$228,000		Altria Group, Inc	9.250%	08/06/19	$240,202
300,000		Altria Group, Inc	2.625	01/14/20	298,249
1,800,000		Altria Group, Inc	4.750	05/05/21	1,862,469
800,000		Altria Group, Inc	2.850	08/09/22	781,671
200,000		Altria Group, Inc	2.950	05/02/23	194,165
700,000		Altria Group, Inc	2.625	09/16/26	639,191
800,000		Altria Group, Inc	4.250	08/09/42	741,196
300,000		Altria Group, Inc	4.500	05/02/43	289,351
600,000		Altria Group, Inc	5.375	01/31/44	645,628
300,000		Altria Group, Inc	3.875	09/16/46	263,194
2,000,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	1,971,320
500,000		Anheuser-Busch InBev Finance, Inc	2.625	01/17/23	480,142
2,000,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	1,974,478
500,000		Anheuser-Busch InBev Finance, Inc	3.700	02/01/24	498,387
12,600,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	12,226,410
2,500,000		Anheuser-Busch InBev Finance, Inc	4.700	02/01/36	2,500,369
1,000,000		Anheuser-Busch InBev Finance, Inc	4.625	02/01/44	960,384
3,825,000		Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	3,833,187
3,300,000		Anheuser-Busch InBev Worldwide, Inc	3.500	01/12/24	3,264,842
2,175,000		Anheuser-Busch InBev Worldwide, Inc	4.000	04/13/28	2,142,667
1,500,000		Anheuser-Busch InBev Worldwide, Inc	4.375	04/15/38	1,441,652
900,000		Anheuser-Busch InBev Worldwide, Inc	4.600	04/15/48	870,390
1,539,000		Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	1,442,157
1,500,000		Anheuser-Busch InBev Worldwide, Inc	4.750	04/15/58	1,453,289
1,400,000		Archer-Daniels-Midland Co	2.500	08/11/26	1,278,019
740,000		Archer-Daniels-Midland Co	4.016	04/16/43	708,238
200,000		Archer-Daniels-Midland Co	3.750	09/15/47	182,784
750,000	g	BAT Capital Corp	2.297	08/14/20	734,953
750,000	g	BAT Capital Corp	2.764	08/15/22	722,589
1,000,000	g	BAT Capital Corp	3.222	08/15/24	952,877
3,900,000	g	BAT Capital Corp	3.557	08/15/27	3,629,850
1,000,000	g	BAT Capital Corp	4.390	08/15/37	929,254
1,250,000	g	BAT Capital Corp	4.540	08/15/47	1,143,806
200,000		Beam, Inc	3.250	05/15/22	196,022
200,000		Brown-Forman Corp	3.500	04/15/25	197,914
200,000		Brown-Forman Corp	4.000	04/15/38	197,901
200,000		Brown-Forman Corp	4.500	07/15/45	209,938
800,000		Bunge Ltd	3.500	11/24/20	797,467
300,000		Bunge Ltd	3.000	09/25/22	287,010
500,000		Bunge Ltd	4.350	03/15/24	494,920
300,000		Bunge Ltd	3.750	09/25/27	275,734
500,000		Campbell Soup Co	3.300	03/15/21	495,208
100,000		Campbell Soup Co	4.250	04/15/21	101,621
650,000		Campbell Soup Co	2.500	08/02/22	616,514
500,000		Campbell Soup Co	3.650	03/15/23	490,297
500,000		Campbell Soup Co	3.950	03/15/25	483,245
500,000		Campbell Soup Co	4.150	03/15/28	475,956
150,000		Campbell Soup Co	3.800	08/02/42	116,677
500,000		Campbell Soup Co	4.800	03/15/48	453,340
300,000		Coca-Cola Bottling Co Consolidated	3.800	11/25/25	290,732
500,000		Coca-Cola Co	1.875	10/27/20	488,956
300,000		Coca-Cola Co	2.450	11/01/20	296,727
75

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$410,000	Coca-Cola Co	3.150%	11/15/20	$411,179
400,000	Coca-Cola Co	1.550	09/01/21	382,877
300,000	Coca-Cola Co	2.500	04/01/23	290,196
2,500,000	Coca-Cola Co	3.200	11/01/23	2,479,384
500,000	Coca-Cola Co	2.875	10/27/25	478,451
300,000	Coca-Cola Co	2.550	06/01/26	276,620
400,000	Coca-Cola Co	2.250	09/01/26	363,839
200,000	Coca-Cola Femsa SAB de C.V.	2.375	11/26/18	199,556
400,000	Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	406,725
500,000	Coca-Cola Femsa SAB de C.V.	3.875	11/26/23	499,995
200,000	Coca-Cola Femsa SAB de C.V.	5.250	11/26/43	217,847
572,000	ConAgra Foods, Inc	3.200	01/25/23	554,602
100,000	ConAgra Foods, Inc	7.000	10/01/28	115,534
200,000	Constellation Brands, Inc	2.000	11/07/19	198,165
200,000	Constellation Brands, Inc	2.250	11/06/20	195,420
300,000	Constellation Brands, Inc	2.700	05/09/22	289,238
300,000	Constellation Brands, Inc	2.650	11/07/22	286,697
1,250,000	Constellation Brands, Inc	3.200	02/15/23	1,210,637
750,000	Constellation Brands, Inc	3.700	12/06/26	712,892
300,000	Constellation Brands, Inc	3.500	05/09/27	280,098
700,000	Constellation Brands, Inc	3.600	02/15/28	654,640
300,000	Constellation Brands, Inc	4.500	05/09/47	279,500
300,000	Constellation Brands, Inc	4.100	02/15/48	263,319
100,000	Corn Products International, Inc	4.625	11/01/20	102,102
500,000	Diageo Capital plc	3.000	05/18/20	499,175
500,000	Diageo Capital plc	3.500	09/18/23	501,557
425,000	Diageo Capital plc	3.875	05/18/28	427,359
200,000	Diageo Capital plc	5.875	09/30/36	239,446
400,000	Diageo Capital plc	3.875	04/29/43	381,028
500,000	Dr Pepper Snapple Group, Inc	3.130	12/15/23	476,467
200,000	Dr Pepper Snapple Group, Inc	3.400	11/15/25	188,612
200,000	Dr Pepper Snapple Group, Inc	2.550	09/15/26	174,683
500,000	Dr Pepper Snapple Group, Inc	4.420	12/15/46	455,461
150,000	Flowers Foods, Inc	4.375	04/01/22	152,604
100,000	Flowers Foods, Inc	3.500	10/01/26	92,982
200,000	Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	191,251
300,000	Fomento Economico Mexicano SAB de C.V.	4.375	05/10/43	291,676
175,000	General Mills, Inc	2.200	10/21/19	173,722
200,000	General Mills, Inc	3.150	12/15/21	197,795
500,000	General Mills, Inc	2.600	10/12/22	479,311
500,000	General Mills, Inc	3.650	02/15/24	491,766
500,000	General Mills, Inc	3.200	02/10/27	458,212
2,500,000	General Mills, Inc	4.200	04/17/28	2,465,700
150,000	General Mills, Inc	5.400	06/15/40	156,051
100,000	General Mills, Inc	4.150	02/15/43	88,222
200,000	General Mills, Inc	4.700	04/17/48	191,627
150,000	Hershey Co	4.125	12/01/20	153,470
300,000	Hershey Co	3.100	05/15/21	299,895
300,000	Hershey Co	3.375	05/15/23	299,518
500,000	Hershey Co	2.300	08/15/26	450,462
300,000	Hershey Co	3.375	08/15/46	263,654
300,000	Ingredion, Inc	3.200	10/01/26	278,153
76

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		JM Smucker Co	2.200%	12/06/19	$197,933
175,000		JM Smucker Co	2.500	03/15/20	173,321
100,000		JM Smucker Co	3.500	10/15/21	100,553
300,000		JM Smucker Co	3.000	03/15/22	293,219
600,000		JM Smucker Co	3.500	03/15/25	577,168
200,000		JM Smucker Co	3.375	12/15/27	185,256
300,000		JM Smucker Co	4.250	03/15/35	282,689
300,000		JM Smucker Co	4.375	03/15/45	275,581
1,279,000		Kellogg Co	4.000	12/15/20	1,298,968
300,000		Kellogg Co	3.250	05/14/21	298,567
500,000		Kellogg Co	2.650	12/01/23	475,355
1,125,000		Kellogg Co	3.250	04/01/26	1,059,188
200,000		Kellogg Co	3.400	11/15/27	185,792
300,000		Kellogg Co	4.300	05/15/28	297,759
150,000		Kellogg Co	4.500	04/01/46	142,296
2,275,000		Kraft Foods Group, Inc	3.500	06/06/22	2,260,450
300,000		Kraft Foods Group, Inc	6.500	02/09/40	335,675
700,000		Kraft Foods Group, Inc	5.000	06/04/42	667,432
700,000		Kraft Heinz Foods Co	2.800	07/02/20	694,025
500,000		Kraft Heinz Foods Co	3.375	06/15/21	497,326
200,000		Kraft Heinz Foods Co	3.500	07/15/22	198,447
750,000		Kraft Heinz Foods Co	4.000	06/15/23	751,305
900,000		Kraft Heinz Foods Co	3.950	07/15/25	886,545
1,500,000		Kraft Heinz Foods Co	3.000	06/01/26	1,368,523
1,500,000		Kraft Heinz Foods Co	4.625	01/30/29	1,496,596
600,000		Kraft Heinz Foods Co	5.000	07/15/35	592,027
1,000,000		Kraft Heinz Foods Co	5.200	07/15/45	976,383
1,500,000		Kraft Heinz Foods Co	4.375	06/01/46	1,322,682
750,000	g	Maple Escrow Subsidiary, Inc	3.551	05/25/21	748,640
1,000,000	g	Maple Escrow Subsidiary, Inc	4.057	05/25/23	1,001,231
1,250,000	g	Maple Escrow Subsidiary, Inc	4.597	05/25/28	1,255,650
750,000	g	Maple Escrow Subsidiary, Inc	5.085	05/25/48	764,655
250,000		McCormick & Co, Inc	2.700	08/15/22	242,130
250,000		McCormick & Co, Inc	3.150	08/15/24	240,209
250,000		McCormick & Co, Inc	3.400	08/15/27	237,789
400,000		McCormick & Co, Inc	4.200	08/15/47	377,586
385,000		Mead Johnson Nutrition Co	4.900	11/01/19	392,487
600,000		Mead Johnson Nutrition Co	3.000	11/15/20	597,874
225,000		Mead Johnson Nutrition Co	4.125	11/15/25	227,677
350,000		Mead Johnson Nutrition Co	4.600	06/01/44	353,618
500,000		Molson Coors Brewing Co	2.250	03/15/20	492,683
500,000		Molson Coors Brewing Co	2.100	07/15/21	480,748
150,000		Molson Coors Brewing Co	3.500	05/01/22	148,695
750,000		Molson Coors Brewing Co	3.000	07/15/26	680,115
300,000		Molson Coors Brewing Co	5.000	05/01/42	298,321
1,250,000		Molson Coors Brewing Co	4.200	07/15/46	1,107,023
500,000		Mondelez International, Inc	3.000	05/07/20	498,636
500,000		Mondelez International, Inc	3.625	05/07/23	497,461
500,000		Mondelez International, Inc	4.125	05/07/28	493,783
500,000		Mondelez International, Inc	4.625	05/07/48	484,812
300,000		PepsiCo, Inc	1.350	10/04/19	295,733
100,000		PepsiCo, Inc	4.500	01/15/20	102,048
500,000		PepsiCo, Inc	1.850	04/30/20	492,038
77

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	PepsiCo, Inc	2.150%	10/14/20	$295,178
600,000	PepsiCo, Inc	3.125	11/01/20	601,605
300,000	PepsiCo, Inc	2.000	04/15/21	291,979
200,000	PepsiCo, Inc	3.000	08/25/21	199,550
1,300,000	PepsiCo, Inc	1.700	10/06/21	1,248,303
400,000	PepsiCo, Inc	2.750	03/05/22	394,210
500,000	PepsiCo, Inc	2.250	05/02/22	484,122
300,000	PepsiCo, Inc	3.100	07/17/22	298,512
500,000	PepsiCo, Inc	2.750	03/01/23	488,762
1,000,000	PepsiCo, Inc	3.600	03/01/24	1,009,174
300,000	PepsiCo, Inc	2.750	04/30/25	286,735
425,000	PepsiCo, Inc	3.500	07/17/25	424,976
100,000	PepsiCo, Inc	2.850	02/24/26	95,111
1,000,000	PepsiCo, Inc	2.375	10/06/26	914,069
2,500,000	PepsiCo, Inc	3.000	10/15/27	2,384,921
310,000	PepsiCo, Inc	4.875	11/01/40	339,544
400,000	PepsiCo, Inc	4.000	03/05/42	393,313
200,000	PepsiCo, Inc	3.600	08/13/42	185,195
450,000	PepsiCo, Inc	4.600	07/17/45	478,436
800,000	PepsiCo, Inc	4.450	04/14/46	841,904
275,000	PepsiCo, Inc	3.450	10/06/46	246,752
750,000	PepsiCo, Inc	4.000	05/02/47	734,849
300,000	Philip Morris International, Inc	1.875	11/01/19	296,654
300,000	Philip Morris International, Inc	2.000	02/21/20	295,922
200,000	Philip Morris International, Inc	2.900	11/15/21	197,512
300,000	Philip Morris International, Inc	2.625	02/18/22	291,921
300,000	Philip Morris International, Inc	2.375	08/17/22	287,997
200,000	Philip Morris International, Inc	2.500	08/22/22	192,864
300,000	Philip Morris International, Inc	2.500	11/02/22	288,205
500,000	Philip Morris International, Inc	2.625	03/06/23	479,350
300,000	Philip Morris International, Inc	2.125	05/10/23	281,705
300,000	Philip Morris International, Inc	3.600	11/15/23	299,814
500,000	Philip Morris International, Inc	3.250	11/10/24	488,324
300,000	Philip Morris International, Inc	3.375	08/11/25	292,037
700,000	Philip Morris International, Inc	2.750	02/25/26	650,033
1,300,000	Philip Morris International, Inc	3.125	08/17/27	1,229,188
1,500,000	Philip Morris International, Inc	3.125	03/02/28	1,418,168
240,000	Philip Morris International, Inc	6.375	05/16/38	288,517
150,000	Philip Morris International, Inc	4.375	11/15/41	144,532
200,000	Philip Morris International, Inc	4.500	03/20/42	195,189
150,000	Philip Morris International, Inc	3.875	08/21/42	134,764
300,000	Philip Morris International, Inc	4.125	03/04/43	278,362
200,000	Philip Morris International, Inc	4.875	11/15/43	203,687
1,300,000	Philip Morris International, Inc	4.250	11/10/44	1,225,551
270,000	Reynolds American, Inc	6.875	05/01/20	284,590
375,000	Reynolds American, Inc	3.250	06/12/20	374,221
2,250,000	Reynolds American, Inc	4.000	06/12/22	2,263,493
200,000	Reynolds American, Inc	4.850	09/15/23	207,475
750,000	Reynolds American, Inc	5.700	08/15/35	800,165
65,000	Reynolds American, Inc	7.250	06/15/37	80,150
200,000	Reynolds American, Inc	6.150	09/15/43	222,593
750,000	Reynolds American, Inc	5.850	08/15/45	814,530
78

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,400,000	Tyson Foods, Inc	4.500%	06/15/22	$1,441,487
100,000	Tyson Foods, Inc	3.900	09/28/23	100,370
500,000	Tyson Foods, Inc	3.950	08/15/24	499,713
300,000	Tyson Foods, Inc	3.550	06/02/27	282,996
500,000	Tyson Foods, Inc	5.150	08/15/44	507,043
300,000	Tyson Foods, Inc	4.550	06/02/47	278,292
150,000	Tyson Foods, Inc	5.100	09/28/48	152,741
	TOTAL FOOD, BEVERAGE & TOBACCO			140,742,969

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
100,000	AmerisourceBergen Corp	3.500	11/15/21	99,896
400,000	AmerisourceBergen Corp	3.400	05/15/24	390,006
700,000	AmerisourceBergen Corp	3.250	03/01/25	666,965
200,000	AmerisourceBergen Corp	3.450	12/15/27	186,536
700,000	AmerisourceBergen Corp	4.300	12/15/47	633,086
500,000	Anthem, Inc	2.500	11/21/20	492,066
500,000	Anthem, Inc	2.950	12/01/22	486,051
1,400,000	Anthem, Inc	3.350	12/01/24	1,359,880
400,000	Anthem, Inc	3.650	12/01/27	380,140
1,000,000	Anthem, Inc	4.101	03/01/28	984,451
400,000	Anthem, Inc	4.375	12/01/47	378,704
1,000,000	Anthem, Inc	4.550	03/01/48	966,785
500,000	Ascension Health	3.945	11/15/46	484,277
200,000	Ascension Health, Inc	4.847	11/15/53	219,471
300,000	Baxter International, Inc	1.700	08/15/21	285,509
300,000	Baxter International, Inc	2.600	08/15/26	272,544
300,000	Baxter International, Inc	3.500	08/15/46	251,283
290,000	Baylor Scott & White Holdings	4.185	11/15/45	284,836
200,000	Baylor Scott & White Holdings	3.967	11/15/46	189,556
1,414,000	Becton Dickinson & Co	2.675	12/15/19	1,405,993
750,000	Becton Dickinson & Co	3.363	06/06/24	724,413
151,000	Becton Dickinson & Co	3.734	12/15/24	147,843
500,000	Becton Dickinson & Co	4.685	12/15/44	492,227
1,000,000	Becton Dickinson & Co	4.669	06/06/47	987,565
750,000	Becton Dickinson and Co	2.404	06/05/20	738,590
750,000	Becton Dickinson and Co	2.894	06/06/22	729,075
2,000,000	Becton Dickinson and Co	3.700	06/06/27	1,912,059
100,000	Bio-Rad Laboratories, Inc	4.875	12/15/20	102,672
650,000	Boston Scientific Corp	6.000	01/15/20	672,669
300,000	Boston Scientific Corp	2.850	05/15/20	297,834
300,000	Boston Scientific Corp	3.375	05/15/22	296,786
150,000	Boston Scientific Corp	4.125	10/01/23	151,899
1,400,000	Boston Scientific Corp	3.850	05/15/25	1,394,380
500,000	Boston Scientific Corp	4.000	03/01/28	493,748
200,000	Cardinal Health, Inc	2.400	11/15/19	198,450
100,000	Cardinal Health, Inc	4.625	12/15/20	102,092
350,000	Cardinal Health, Inc	2.616	06/15/22	334,632
100,000	Cardinal Health, Inc	3.200	06/15/22	97,665
200,000	Cardinal Health, Inc	3.200	03/15/23	194,271
500,000	Cardinal Health, Inc	3.079	06/15/24	472,202
100,000	Cardinal Health, Inc	3.500	11/15/24	96,035
200,000	Cardinal Health, Inc	3.750	09/15/25	192,451
300,000	Cardinal Health, Inc	3.410	06/15/27	276,744
79

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Cardinal Health, Inc	4.600%	03/15/43	$91,166
200,000		Cardinal Health, Inc	4.500	11/15/44	179,268
200,000		Cardinal Health, Inc	4.900	09/15/45	190,346
500,000		Cardinal Health, Inc	4.368	06/15/47	447,970
450,000		Coventry Health Care, Inc	5.450	06/15/21	471,184
150,000		Covidien International Finance S.A.	3.200	06/15/22	148,459
100,000		Dartmouth-Hitchcock Health	4.178	08/01/48	96,354
200,000		Dignity Health	5.267	11/01/64	196,989
400,000		Duke University Health System, Inc	3.920	06/01/47	385,289
300,000		Edwards Lifesciences Corp	4.300	06/15/28	299,684
200,000		Express Scripts Holding Co	2.600	11/30/20	196,813
150,000		Express Scripts Holding Co	3.300	02/25/21	149,227
250,000		Express Scripts Holding Co	4.750	11/15/21	258,012
525,000		Express Scripts Holding Co	3.900	02/15/22	527,882
200,000		Express Scripts Holding Co	3.050	11/30/22	194,062
1,100,000		Express Scripts Holding Co	3.000	07/15/23	1,059,013
300,000		Express Scripts Holding Co	3.500	06/15/24	291,828
150,000		Express Scripts Holding Co	4.500	02/25/26	151,280
1,300,000		Express Scripts Holding Co	3.400	03/01/27	1,207,440
93,000		Express Scripts Holding Co	6.125	11/15/41	104,147
750,000		Express Scripts Holding Co	4.800	07/15/46	730,896
200,000		Hackensack Meridian Health, Inc	4.211	07/01/48	196,401
200,000		Hackensack Meridian Health, Inc	4.500	07/01/57	203,839
500,000	g	Halfmoon Parent, Inc	3.200	09/17/20	498,105
1,500,000	g	Halfmoon Parent, Inc	3.400	09/17/21	1,494,345
1,500,000	g	Halfmoon Parent, Inc	3.750	07/15/23	1,494,293
500,000	g	Halfmoon Parent, Inc	4.125	11/15/25	498,401
3,000,000	g	Halfmoon Parent, Inc	4.375	10/15/28	2,989,581
600,000	g	Halfmoon Parent, Inc	4.800	08/15/38	599,063
575,000	g	Halfmoon Parent, Inc	4.900	12/15/48	574,275
200,000		Indiana University Health, Inc Obligated Group	3.970	11/01/48	196,241
100,000		Johns Hopkins Health System Corp	3.837	05/15/46	94,296
100,000		Kaiser Foundation Hospitals	3.500	04/01/22	100,178
500,000		Kaiser Foundation Hospitals	3.150	05/01/27	479,256
100,000		Kaiser Foundation Hospitals	4.875	04/01/42	110,255
1,265,000		Kaiser Foundation Hospitals	4.150	05/01/47	1,261,283
200,000		Keysight Technologies, Inc	3.300	10/30/19	199,904
200,000		Keysight Technologies, Inc	4.550	10/30/24	202,055
300,000		Keysight Technologies, Inc	4.600	04/06/27	299,871
550,000		Laboratory Corp of America Holdings	2.625	02/01/20	546,527
300,000		Laboratory Corp of America Holdings	3.200	02/01/22	295,957
200,000		Laboratory Corp of America Holdings	3.750	08/23/22	200,175
700,000		Laboratory Corp of America Holdings	4.000	11/01/23	704,305
200,000		Laboratory Corp of America Holdings	3.250	09/01/24	191,519
100,000		Laboratory Corp of America Holdings	3.600	02/01/25	97,226
300,000		Laboratory Corp of America Holdings	3.600	09/01/27	286,771
300,000		Laboratory Corp of America Holdings	4.700	02/01/45	290,761
200,000		Mayo Clinic	4.128	11/15/52	199,210
200,000		Mayo Clinic Rochester	4.000	11/15/47	194,656
600,000		McKesson Corp	2.700	12/15/22	574,450
200,000		McKesson Corp	2.850	03/15/23	191,066
1,000,000		McKesson Corp	3.796	03/15/24	992,628
80

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	McKesson Corp	3.950%	02/16/28	$482,561
1,325,000	Medtronic Global Holdings S.C.A	3.350	04/01/27	1,292,931
875,000	Medtronic, Inc	2.500	03/15/20	869,146
1,100,000	Medtronic, Inc	3.150	03/15/22	1,092,410
1,000,000	Medtronic, Inc	3.625	03/15/24	1,004,622
4,500,000	Medtronic, Inc	3.500	03/15/25	4,463,974
936,000	Medtronic, Inc	4.375	03/15/35	966,813
200,000	Medtronic, Inc	4.500	03/15/42	206,187
1,000,000	Medtronic, Inc	4.625	03/15/44	1,052,874
1,050,000	Medtronic, Inc	4.625	03/15/45	1,110,236
100,000	Mount Sinai Hospitals Group, Inc	3.981	07/01/48	93,749
300,000	New York and Presbyterian Hospital	4.024	08/01/45	290,712
150,000	New York and Presbyterian Hospital	4.063	08/01/56	143,137
140,000	Northwell Healthcare, Inc	3.979	11/01/46	126,885
175,000	Northwell Healthcare, Inc	4.260	11/01/47	166,075
350,000	NYU Hospitals Center	5.750	07/01/43	425,388
250,000	NYU Hospitals Center	4.368	07/01/47	251,931
150,000	PerkinElmer, Inc	5.000	11/15/21	154,834
200,000	Providence St. Joseph Health Obligated Group	2.746	10/01/26	183,022
100,000	Providence St. Joseph Health Obligated Group	3.744	10/01/47	90,414
350,000	Providence St. Joseph Health Obligated Group	3.930	10/01/48	325,758
200,000	Quest Diagnostics, Inc	2.500	03/30/20	197,814
400,000	Quest Diagnostics, Inc	4.700	04/01/21	411,464
125,000	Quest Diagnostics, Inc	3.500	03/30/25	120,477
300,000	Quest Diagnostics, Inc	4.700	03/30/45	291,117
200,000	RWJ Barnabas Health, Inc	3.949	07/01/46	185,343
300,000	SSM Health Care Corp	3.688	06/01/23	300,207
200,000	SSM Health Care Corp	3.823	06/01/27	197,330
500,000	Stanford Health Care	3.795	11/15/48	472,345
850,000	Stryker Corp	2.625	03/15/21	837,097
200,000	Stryker Corp	3.375	11/01/25	192,200
1,600,000	Stryker Corp	3.500	03/15/26	1,546,765
500,000	Stryker Corp	3.650	03/07/28	482,340
200,000	Stryker Corp	4.100	04/01/43	185,445
200,000	Stryker Corp	4.375	05/15/44	192,711
250,000	Stryker Corp	4.625	03/15/46	251,787
200,000	Sutter Health	3.695	08/15/28	196,248
200,000	Sutter Health	4.091	08/15/48	189,632
100,000	Texas Health Resources	4.330	11/15/55	101,243
650,000	Thermo Fisher Scientific, Inc	3.300	02/15/22	643,917
250,000	Thermo Fisher Scientific, Inc	3.150	01/15/23	244,287
1,300,000	Thermo Fisher Scientific, Inc	3.000	04/15/23	1,260,080
600,000	Thermo Fisher Scientific, Inc	4.150	02/01/24	611,021
150,000	Thermo Fisher Scientific, Inc	3.650	12/15/25	146,812
775,000	Thermo Fisher Scientific, Inc	2.950	09/19/26	718,525
1,150,000	Thermo Fisher Scientific, Inc	3.200	08/15/27	1,074,892
200,000	Thermo Fisher Scientific, Inc	5.300	02/01/44	219,108
200,000	Thermo Fisher Scientific, Inc	4.100	08/15/47	187,153
300,000	Trinity Health Corp	4.125	12/01/45	287,413
250,000	Zimmer Biomet Holdings, Inc	3.700	03/19/23	248,296
500,000	Zimmer Holdings, Inc	2.700	04/01/20	495,110
750,000	Zimmer Holdings, Inc	3.150	04/01/22	734,511
1,925,000	Zimmer Holdings, Inc	3.550	04/01/25	1,846,308
	TOTAL HEALTH CARE EQUIPMENT & SERVICES			75,021,196
81

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
$100,000	Clorox Co	3.800%	11/15/21	$101,418
100,000	Clorox Co	3.050	09/15/22	98,776
200,000	Clorox Co	3.500	12/15/24	197,333
300,000	Clorox Co	3.100	10/01/27	281,661
500,000	Clorox Co	3.900	05/15/28	498,567
200,000	Colgate-Palmolive Co	2.300	05/03/22	194,471
200,000	Colgate-Palmolive Co	2.250	11/15/22	193,099
200,000	Colgate-Palmolive Co	1.950	02/01/23	188,760
300,000	Colgate-Palmolive Co	3.250	03/15/24	297,581
60,000	Colgate-Palmolive Co	6.450	06/16/28	72,178
300,000	Colgate-Palmolive Co	4.000	08/15/45	295,113
200,000	Colgate-Palmolive Co	3.700	08/01/47	188,534
375,000	Ecolab, Inc	2.250	01/12/20	370,979
286,000	Ecolab, Inc	4.350	12/08/21	294,513
300,000	Ecolab, Inc	2.375	08/10/22	287,539
200,000	Ecolab, Inc	3.250	01/14/23	197,291
625,000	Ecolab, Inc	2.700	11/01/26	578,260
300,000	Ecolab, Inc	3.250	12/01/27	287,805
14,000	Ecolab, Inc	5.500	12/08/41	16,288
210,000	Ecolab, Inc	3.950	12/01/47	199,170
200,000	Estee Lauder Cos, Inc	1.800	02/07/20	197,108
200,000	Estee Lauder Cos, Inc	2.350	08/15/22	192,813
200,000	Estee Lauder Cos, Inc	3.150	03/15/27	190,165
100,000	Estee Lauder Cos, Inc	6.000	05/15/37	121,763
300,000	Estee Lauder Cos, Inc	4.375	06/15/45	309,228
200,000	Estee Lauder Cos, Inc	4.150	03/15/47	200,314
300,000	Procter & Gamble Co	1.900	11/01/19	297,269
500,000	Procter & Gamble Co	1.850	02/02/21	486,940
800,000	Procter & Gamble Co	2.300	02/06/22	778,065
300,000	Procter & Gamble Co	2.150	08/11/22	288,728
600,000	Procter & Gamble Co	3.100	08/15/23	596,189
750,000	Procter & Gamble Co	2.700	02/02/26	710,799
1,750,000	Procter & Gamble Co	2.450	11/03/26	1,620,761
750,000	Procter & Gamble Co	2.850	08/11/27	712,930
200,000	Procter & Gamble Co	3.500	10/25/47	186,054
	TOTAL HOUSEHOLD & PERSONAL PRODUCTS			11,728,462

INSURANCE - 1.0%
500,000	ACE INA Holdings, Inc	2.875	11/03/22	489,332
250,000	ACE INA Holdings, Inc	2.700	03/13/23	241,645
400,000	ACE INA Holdings, Inc	3.150	03/15/25	386,468
1,675,000	ACE INA Holdings, Inc	3.350	05/03/26	1,627,330
150,000	ACE INA Holdings, Inc	4.150	03/13/43	147,722
1,600,000	ACE INA Holdings, Inc	4.350	11/03/45	1,631,321
500,000	Aegon NV	5.500	04/11/48	483,800
1,000,000	Aetna, Inc	2.750	11/15/22	964,269
750,000	Aetna, Inc	2.800	06/15/23	718,529
240,000	Aetna, Inc	6.625	06/15/36	291,904
350,000	Aetna, Inc	4.500	05/15/42	336,075
82

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Aetna, Inc	4.125%	11/15/42	$457,383
875,000		Aetna, Inc	3.875	08/15/47	770,219
500,000		Aflac, Inc	2.400	03/16/20	495,283
600,000		Aflac, Inc	3.625	06/15/23	601,156
200,000		Aflac, Inc	3.625	11/15/24	199,159
200,000		Aflac, Inc	2.875	10/15/26	184,567
200,000		Aflac, Inc	4.000	10/15/46	184,306
300,000		Alleghany Corp	4.950	06/27/22	311,967
200,000		Alleghany Corp	4.900	09/15/44	199,094
300,000		Allied World Assurance Co Holdings Ltd	4.350	10/29/25	291,857
1,250,000		Allstate Corp	3.150	06/15/23	1,226,188
100,000		Allstate Corp	3.280	12/15/26	96,247
600,000		Allstate Corp	4.500	06/15/43	609,484
800,000		Allstate Corp	4.200	12/15/46	780,535
200,000		Allstate Corp	5.750	08/15/53	206,000
300,000		American Financial Group, Inc	3.500	08/15/26	279,153
200,000		American Financial Group, Inc	4.500	06/15/47	186,251
300,000		American International Group, Inc	3.300	03/01/21	299,306
1,600,000		American International Group, Inc	4.875	06/01/22	1,667,800
200,000		American International Group, Inc	3.750	07/10/25	194,738
800,000		American International Group, Inc	3.900	04/01/26	782,784
575,000		American International Group, Inc	4.200	04/01/28	568,621
1,500,000		American International Group, Inc	3.875	01/15/35	1,358,180
300,000		American International Group, Inc	4.700	07/10/35	298,924
800,000		American International Group, Inc	6.250	05/01/36	917,529
500,000		American International Group, Inc	4.500	07/16/44	468,643
300,000		American International Group, Inc	4.800	07/10/45	295,317
1,000,000		American International Group, Inc	4.750	04/01/48	976,988
300,000		American International Group, Inc	5.750	04/01/48	291,375
200,000		American International Group, Inc	4.375	01/15/55	175,373
50,000		Aon plc	5.000	09/30/20	51,469
200,000		Aon plc	2.800	03/15/21	196,418
200,000		Aon plc	4.000	11/27/23	202,078
300,000		Aon plc	3.500	06/14/24	292,526
1,800,000		Aon plc	3.875	12/15/25	1,782,037
200,000		Aon plc	6.250	09/30/40	238,165
250,000		Aon plc	4.750	05/15/45	249,725
200,000		Arch Capital Group Ltd	4.011	12/15/26	197,473
200,000		Arch Capital Group Ltd	5.031	12/15/46	208,663
300,000		Arch Capital Group US, Inc	5.144	11/01/43	317,402
200,000		Aspen Insurance Holdings Ltd	4.650	11/15/23	202,053
100,000		Assurant, Inc	4.000	03/15/23	99,023
300,000		Assurant, Inc	4.200	09/27/23	298,298
300,000		Assurant, Inc	4.900	03/27/28	299,108
38,000		Assurant, Inc	6.750	02/15/34	43,520
200,000		Assured Guaranty US Holdings, Inc	5.000	07/01/24	206,140
300,000		Athene Holding Ltd	4.125	01/12/28	280,142
100,000	g	AXA Equitable Holdings, Inc	3.900	04/20/23	99,252
500,000	g	AXA Equitable Holdings, Inc	4.350	04/20/28	483,457
250,000	g	AXA Equitable Holdings, Inc	5.000	04/20/48	232,558
770,000		AXA S.A.	8.600	12/15/30	1,001,000
50,000		AXIS Specialty Finance plc	5.875	06/01/20	51,826
200,000		AXIS Specialty Finance plc	4.000	12/06/27	189,090
83

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$425,000		Berkshire Hathaway Finance Corp	1.300%	08/15/19	$419,884
300,000		Berkshire Hathaway Finance Corp	4.400	05/15/42	305,342
1,000,000		Berkshire Hathaway Finance Corp	4.200	08/15/48	991,568
1,350,000		Brighthouse Financial, Inc	3.700	06/22/27	1,198,234
350,000		Brighthouse Financial, Inc	4.700	06/22/47	289,216
350,000		Chubb Corp	6.000	05/11/37	422,995
500,000		Chubb INA Holdings, Inc	2.300	11/03/20	490,884
540,000		Cigna Corp	5.125	06/15/20	556,323
900,000		Cigna Corp	3.250	04/15/25	851,732
300,000		Cigna Corp	3.050	10/15/27	270,974
1,000,000		Cigna Corp	3.875	10/15/47	856,138
200,000		Cincinnati Financial Corp	6.920	05/15/28	241,204
500,000		CNA Financial Corp	5.750	08/15/21	529,083
690,000		CNA Financial Corp	3.950	05/15/24	686,142
200,000		CNA Financial Corp	4.500	03/01/26	202,160
125,000		CNA Financial Corp	3.450	08/15/27	115,684
200,000		Enstar Group Ltd	4.500	03/10/22	200,845
300,000		Everest Reinsurance Holdings, Inc	4.868	06/01/44	298,572
250,000		Fidelity National Financial, Inc	5.500	09/01/22	265,478
300,000	g	Fidelity National Financial, Inc	4.500	08/15/28	294,946
200,000		Hanover Insurance Group, Inc	4.500	04/15/26	199,169
175,000		Hartford Financial Services Group, Inc	5.500	03/30/20	180,268
1,250,000		Hartford Financial Services Group, Inc	5.125	04/15/22	1,310,778
400,000		Hartford Financial Services Group, Inc	4.300	04/15/43	378,498
300,000		Hartford Financial Services Group, Inc	4.400	03/15/48	289,037
300,000		Humana, Inc	2.625	10/01/19	298,787
150,000		Humana, Inc	2.500	12/15/20	147,228
100,000		Humana, Inc	3.150	12/01/22	97,857
400,000		Humana, Inc	2.900	12/15/22	387,493
300,000		Humana, Inc	3.850	10/01/24	298,153
100,000		Humana, Inc	3.950	03/15/27	98,245
200,000		Humana, Inc	4.625	12/01/42	197,712
300,000		Humana, Inc	4.950	10/01/44	312,160
100,000		Humana, Inc	4.800	03/15/47	101,830
200,000		ING US, Inc	5.700	07/15/43	219,133
200,000		Kemper Corp	4.350	02/15/25	196,419
400,000		Leucadia National Corp	5.500	10/18/23	414,182
400,000		Lincoln National Corp	4.200	03/15/22	405,732
625,000		Lincoln National Corp	4.000	09/01/23	631,913
175,000		Lincoln National Corp	3.350	03/09/25	168,037
600,000		Lincoln National Corp	3.625	12/12/26	573,936
125,000		Lincoln National Corp	3.800	03/01/28	120,603
2,000		Lincoln National Corp	6.150	04/07/36	2,279
150,000		Lincoln National Corp	7.000	06/15/40	187,995
250,000		Lincoln National Corp	4.350	03/01/48	232,729
200,000		Loews Corp	2.625	05/15/23	192,017
200,000		Loews Corp	3.750	04/01/26	198,218
200,000		Loews Corp	4.125	05/15/43	186,653
100,000		Manulife Financial Corp	4.900	09/17/20	102,978
700,000		Manulife Financial Corp	4.150	03/04/26	705,788
1,300,000		Manulife Financial Corp	4.061	02/24/32	1,237,927
200,000		Manulife Financial Corp	5.375	03/04/46	224,587
84

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$150,000	Markel Corp	4.900%	07/01/22	$154,423
600,000	Markel Corp	3.500	11/01/27	558,508
150,000	Markel Corp	5.000	04/05/46	153,167
100,000	Markel Corp	4.300	11/01/47	91,427
500,000	Marsh & McLennan Cos, Inc	2.350	09/10/19	497,348
2,300,000	Marsh & McLennan Cos, Inc	3.500	03/10/25	2,235,580
100,000	Marsh & McLennan Cos, Inc	4.350	01/30/47	95,424
300,000	Marsh & McLennan Cos, Inc	4.200	03/01/48	282,518
200,000	Memorial Sloan-Kettering Cancer Center	4.125	07/01/52	196,949
500,000	Memorial Sloan-Kettering Cancer Center	4.200	07/01/55	499,667
200,000	Mercury General Corp	4.400	03/15/27	192,509
1,050,000	MetLife, Inc	4.750	02/08/21	1,083,102
700,000	MetLife, Inc	3.048	12/15/22	688,528
325,000	MetLife, Inc	4.368	09/15/23	337,409
500,000	MetLife, Inc	3.600	04/10/24	501,897
700,000	MetLife, Inc	3.600	11/13/25	697,163
550,000	MetLife, Inc	6.375	06/15/34	662,410
405,000	MetLife, Inc	5.700	06/15/35	464,270
130,000	MetLife, Inc	5.875	02/06/41	153,166
450,000	MetLife, Inc	4.125	08/13/42	426,024
600,000	MetLife, Inc	4.875	11/13/43	630,070
500,000	MetLife, Inc	4.721	12/15/44	513,744
800,000	MetLife, Inc	4.050	03/01/45	747,625
450,000	MetLife, Inc	4.600	05/13/46	456,845
200,000	Montpelier Re Holdings Ltd	4.700	10/15/22	202,244
20,000	Nationwide Financial Services	6.750	05/15/37	21,800
200,000	Old Republic International Corp	4.875	10/01/24	205,710
100,000	Old Republic International Corp	3.875	08/26/26	95,589
100,000	Orlando Health Obligated Group	4.089	10/01/48	96,265
100,000	PartnerRe Ltd	5.500	06/01/20	103,096
100,000	Primerica, Inc	4.750	07/15/22	103,180
100,000	Principal Financial Group, Inc	3.300	09/15/22	98,503
150,000	Principal Financial Group, Inc	3.125	05/15/23	146,141
200,000	Principal Financial Group, Inc	3.400	05/15/25	193,739
100,000	Principal Financial Group, Inc	3.100	11/15/26	92,856
100,000	Principal Financial Group, Inc	4.625	09/15/42	99,311
200,000	Principal Financial Group, Inc	4.350	05/15/43	191,313
300,000	Principal Financial Group, Inc	4.300	11/15/46	282,424
200,000	Principal Financial Group, Inc	4.700	05/15/55	200,000
650,000	Progressive Corp	2.450	01/15/27	589,251
120,000	Progressive Corp	6.250	12/01/32	144,529
300,000	Progressive Corp	4.350	04/25/44	299,762
300,000	Progressive Corp	3.700	01/26/45	269,322
200,000	Progressive Corp	4.125	04/15/47	194,918
750,000	Progressive Corp	4.200	03/15/48	737,997
100,000	Protective Life Corp	7.375	10/15/19	104,195
200,000	Prudential Financial, Inc	2.350	08/15/19	199,158
891,000	Prudential Financial, Inc	4.500	11/16/21	918,781
300,000	Prudential Financial, Inc	3.878	03/27/28	297,240
600,000	Prudential Financial, Inc	5.200	03/15/44	597,000
1,300,000	Prudential Financial, Inc	4.600	05/15/44	1,306,801
200,000	Prudential Financial, Inc	5.375	05/15/45	199,500
2,300,000	Prudential Financial, Inc	4.500	09/15/47	2,121,750
85

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Prudential Financial, Inc	4.418%	03/27/48	$294,449
500,000	Prudential Financial, Inc	5.700	09/15/48	498,290
799,000	Prudential Financial, Inc	3.935	12/07/49	716,954
100,000	Reinsurance Group of America, Inc	5.000	06/01/21	103,742
250,000	Reinsurance Group of America, Inc	4.700	09/15/23	256,735
200,000	RenaissanceRe Finance, Inc	3.700	04/01/25	194,847
200,000	RenaissanceRe Finance, Inc	3.450	07/01/27	187,687
250,000	Torchmark Corp	3.800	09/15/22	248,699
20,000	Transatlantic Holdings, Inc	8.000	11/30/39	27,290
600,000	Travelers Cos, Inc	5.350	11/01/40	684,204
200,000	Travelers Cos, Inc	4.600	08/01/43	207,962
250,000	Travelers Cos, Inc	4.300	08/25/45	250,719
400,000	Travelers Cos, Inc	3.750	05/15/46	369,183
1,100,000	Travelers Cos, Inc	4.000	05/30/47	1,052,798
500,000	Travelers Cos, Inc	4.050	03/07/48	482,564
100,000	Travelers Property Casualty Corp	6.375	03/15/33	123,806
500,000	UnitedHealth Group, Inc	2.300	12/15/19	496,065
500,000	UnitedHealth Group, Inc	2.700	07/15/20	496,839
300,000	UnitedHealth Group, Inc	1.950	10/15/20	293,682
700,000	UnitedHealth Group, Inc	4.700	02/15/21	721,169
300,000	UnitedHealth Group, Inc	2.125	03/15/21	292,926
500,000	UnitedHealth Group, Inc	3.150	06/15/21	498,743
500,000	UnitedHealth Group, Inc	2.875	12/15/21	494,305
500,000	UnitedHealth Group, Inc	3.350	07/15/22	499,228
300,000	UnitedHealth Group, Inc	2.375	10/15/22	287,650
325,000	UnitedHealth Group, Inc	2.750	02/15/23	315,175
200,000	UnitedHealth Group, Inc	2.875	03/15/23	194,983
500,000	UnitedHealth Group, Inc	3.500	06/15/23	500,913
1,175,000	UnitedHealth Group, Inc	3.100	03/15/26	1,128,472
300,000	UnitedHealth Group, Inc	3.375	04/15/27	291,306
1,400,000	UnitedHealth Group, Inc	2.950	10/15/27	1,310,571
2,000,000	UnitedHealth Group, Inc	3.850	06/15/28	2,003,870
750,000	UnitedHealth Group, Inc	4.625	07/15/35	798,132
365,000	UnitedHealth Group, Inc	6.625	11/15/37	473,521
300,000	UnitedHealth Group, Inc	4.375	03/15/42	304,208
350,000	UnitedHealth Group, Inc	3.950	10/15/42	333,277
200,000	UnitedHealth Group, Inc	4.250	03/15/43	199,343
1,250,000	UnitedHealth Group, Inc	4.750	07/15/45	1,335,690
625,000	UnitedHealth Group, Inc	4.200	01/15/47	620,669
300,000	UnitedHealth Group, Inc	4.250	04/15/47	300,531
500,000	UnitedHealth Group, Inc	3.750	10/15/47	464,051
1,500,000	UnitedHealth Group, Inc	4.250	06/15/48	1,497,564
110,000	Unum Group	5.625	09/15/20	114,492
200,000	Unum Group	3.000	05/15/21	196,761
200,000	Unum Group	4.000	03/15/24	197,460
100,000	Unum Group	5.750	08/15/42	104,684
200,000	Verisk Analytics, Inc	5.800	05/01/21	210,446
500,000	Verisk Analytics, Inc	4.000	06/15/25	493,661
300,000	Verisk Analytics, Inc	5.500	06/15/45	302,767
200,000	Voya Financial, Inc	3.125	07/15/24	188,634
200,000	Voya Financial, Inc	3.650	06/15/26	190,455
200,000	Voya Financial, Inc	4.800	06/15/46	198,100
86

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	WellPoint, Inc	2.250%	08/15/19	$298,374
150,000	WellPoint, Inc	3.700	08/15/21	150,998
800,000	WellPoint, Inc	3.125	05/15/22	787,284
200,000	WellPoint, Inc	3.300	01/15/23	197,304
1,000,000	WellPoint, Inc	4.625	05/15/42	975,748
500,000	WellPoint, Inc	5.100	01/15/44	517,483
300,000	WellPoint, Inc	4.650	08/15/44	294,749
200,000	Willis Group Holdings plc	5.750	03/15/21	209,641
275,000	Willis North America, Inc	3.600	05/15/24	267,153
500,000	Willis North America, Inc	4.500	09/15/28	499,581
300,000	Willis North America, Inc	5.050	09/15/48	299,053
165,000	WR Berkley Corp	5.375	09/15/20	170,119
250,000	WR Berkley Corp	4.625	03/15/22	256,586
200,000	WR Berkley Corp	4.750	08/01/44	195,025
350,000	XL Capital Ltd	6.375	11/15/24	390,698
455,000	XLIT Ltd	4.450	03/31/25	450,586
200,000	XLIT Ltd	5.250	12/15/43	215,100
	TOTAL INSURANCE			102,357,892

MATERIALS - 0.7%
500,000	3M Co	3.000	09/14/21	499,112
200,000	3M Co	1.625	09/19/21	191,067
200,000	3M Co	2.000	06/26/22	191,880
300,000	3M Co	2.250	03/15/23	288,509
500,000	3M Co	3.250	02/14/24	498,198
1,200,000	3M Co	3.000	08/07/25	1,169,344
200,000	3M Co	2.250	09/19/26	181,661
300,000	3M Co	2.875	10/15/27	283,660
500,000	3M Co	3.625	09/14/28	499,137
300,000	3M Co	3.875	06/15/44	288,315
200,000	3M Co	3.125	09/19/46	169,765
300,000	3M Co	3.625	10/15/47	282,324
500,000	3M Co	4.000	09/14/48	500,226
150,000	Air Products & Chemicals, Inc	3.000	11/03/21	149,093
150,000	Air Products & Chemicals, Inc	2.750	02/03/23	145,429
300,000	Air Products & Chemicals, Inc	3.350	07/31/24	297,518
200,000	Airgas, Inc	3.650	07/15/24	200,272
200,000	Albemarle Corp	4.150	12/01/24	201,681
800,000	ArcelorMittal	5.500	03/01/21	830,112
2,250,000	Barrick Gold Corp	5.250	04/01/42	2,343,137
100,000	Bemis Co, Inc	6.800	08/01/19	103,035
100,000	Bemis Co, Inc	3.100	09/15/26	90,401
2,000,000	BHP Billiton Finance USA Ltd	2.875	02/24/22	1,967,623
500,000	BHP Billiton Finance USA Ltd	4.125	02/24/42	492,397
1,000,000	BHP Billiton Finance USA Ltd	5.000	09/30/43	1,108,471
600,000	Braskem Finance Ltd	6.450	02/03/24	639,000
200,000	Cabot Corp	3.700	07/15/22	197,812
400,000	Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	401,600
375,000	Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	354,750
200,000	Celulosa Arauco y Constitucion S.A.	5.500	11/02/47	196,750
100,000	Church & Dwight Co, Inc	2.450	08/01/22	95,916
250,000	Church & Dwight Co, Inc	2.875	10/01/22	243,045
100,000	Church & Dwight Co, Inc	3.150	08/01/27	92,548
87

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Church & Dwight Co, Inc	3.950%	08/01/47	$89,960
200,000	Domtar Corp	4.400	04/01/22	202,243
929,000	Dow Chemical Co	4.250	11/15/20	945,957
1,500,000	Dow Chemical Co	4.125	11/15/21	1,535,543
1,400,000	Dow Chemical Co	3.500	10/01/24	1,369,879
1,400,000	Dow Chemical Co	4.250	10/01/34	1,340,274
875,000	Dow Chemical Co	4.375	11/15/42	828,866
400,000	Dow Chemical Co	4.625	10/01/44	390,786
400,000	Eastman Chemical Co	2.700	01/15/20	397,881
122,000	Eastman Chemical Co	3.600	08/15/22	122,021
727,000	Eastman Chemical Co	3.800	03/15/25	717,291
150,000	Eastman Chemical Co	4.800	09/01/42	148,022
300,000	Eastman Chemical Co	4.650	10/15/44	290,387
300,000	EI du Pont de Nemours & Co	2.200	05/01/20	296,122
3,000,000	EI du Pont de Nemours & Co	2.800	02/15/23	2,916,815
225,000	EI du Pont de Nemours & Co	4.150	02/15/43	207,751
500,000	Fibria Overseas Finance Ltd	4.000	01/14/25	463,313
500,000	Fibria Overseas Finance Ltd	5.500	01/17/27	495,600
100,000	FMC Corp	3.950	02/01/22	100,421
200,000	FMC Corp	4.100	02/01/24	198,929
300,000	Georgia-Pacific LLC	8.000	01/15/24	358,326
250,000	Georgia-Pacific LLC	7.750	11/15/29	328,450
250,000	Goldcorp, Inc	3.700	03/15/23	246,433
300,000	Goldcorp, Inc	5.450	06/09/44	310,854
100,000	Hexcel Corp	3.950	02/15/27	97,094
100,000	Hubbell, Inc	3.625	11/15/22	99,372
200,000	Hubbell, Inc	3.350	03/01/26	188,814
500,000	Hubbell, Inc	3.150	08/15/27	458,089
200,000	Hubbell, Inc	3.500	02/15/28	188,782
100,000	International Flavors & Fragrances, Inc	3.400	09/25/20	100,110
300,000	International Flavors & Fragrances, Inc	3.200	05/01/23	290,368
100,000	International Flavors & Fragrances, Inc	4.450	09/26/28	100,837
200,000	International Flavors & Fragrances, Inc	4.375	06/01/47	181,376
175,000	International Flavors & Fragrances, Inc	5.000	09/26/48	175,006
1,000,000	International Paper Co	3.650	06/15/24	988,089
1,700,000	International Paper Co	3.000	02/15/27	1,560,064
450,000	International Paper Co	6.000	11/15/41	499,124
300,000	International Paper Co	4.800	06/15/44	291,016
250,000	International Paper Co	5.150	05/15/46	257,217
300,000	International Paper Co	4.400	08/15/47	276,113
1,500,000	International Paper Co	4.350	08/15/48	1,366,020
125,000	Kimberly-Clark Corp	2.400	03/01/22	121,146
950,000	Kimberly-Clark Corp	3.050	08/15/25	913,012
200,000	Kimberly-Clark Corp	6.625	08/01/37	262,372
300,000	Kimberly-Clark Corp	3.200	07/30/46	254,270
200,000	Kimberly-Clark Corp	3.900	05/04/47	191,177
150,000	Lubrizol Corp	6.500	10/01/34	190,900
300,000	LYB International Finance BV	4.000	07/15/23	300,200
300,000	LYB International Finance BV	5.250	07/15/43	305,774
300,000	LYB International Finance BV	4.875	03/15/44	292,050
1,000,000	LYB International Finance II BV	3.500	03/02/27	935,310
300,000	LyondellBasell Industries NV	6.000	11/15/21	318,520
88

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,300,000	LyondellBasell Industries NV	5.750%	04/15/24	$1,402,127
125,000	LyondellBasell Industries NV	4.625	02/26/55	112,140
200,000	Martin Marietta Materials, Inc	4.250	07/02/24	201,142
200,000	Martin Marietta Materials, Inc	3.450	06/01/27	183,614
125,000	Martin Marietta Materials, Inc	3.500	12/15/27	114,541
300,000	Martin Marietta Materials, Inc	4.250	12/15/47	255,793
150,000	Methanex Corp	3.250	12/15/19	149,412
150,000	Methanex Corp	4.250	12/01/24	146,609
100,000	Methanex Corp	5.650	12/01/44	96,180
100,000	NewMarket Corp	4.100	12/15/22	99,830
200,000	Newmont Mining Corp	5.125	10/01/19	203,992
1,300,000	Newmont Mining Corp	3.500	03/15/22	1,288,771
298,000	Newmont Mining Corp	5.875	04/01/35	329,576
135,000	Newmont Mining Corp	6.250	10/01/39	152,848
800,000	Newmont Mining Corp	4.875	03/15/42	777,679
800,000	Nucor Corp	4.125	09/15/22	816,804
300,000	Nucor Corp	3.950	05/01/28	299,385
300,000	Nucor Corp	5.200	08/01/43	325,771
600,000	Nucor Corp	4.400	05/01/48	585,362
650,000	Nutrien Ltd	4.875	03/30/20	663,100
150,000	Nutrien Ltd	3.150	10/01/22	145,832
200,000	Nutrien Ltd	3.500	06/01/23	194,788
400,000	Nutrien Ltd	3.625	03/15/24	389,693
250,000	Nutrien Ltd	3.375	03/15/25	236,954
200,000	Nutrien Ltd	3.000	04/01/25	184,155
700,000	Nutrien Ltd	4.000	12/15/26	676,430
200,000	Nutrien Ltd	4.125	03/15/35	182,819
200,000	Nutrien Ltd	5.625	12/01/40	213,814
100,000	Nutrien Ltd	6.125	01/15/41	111,557
200,000	Nutrien Ltd	4.900	06/01/43	196,603
725,000	Nutrien Ltd	5.250	01/15/45	748,828
200,000	Owens Corning	4.200	12/15/22	200,410
500,000	Owens Corning	4.200	12/01/24	495,071
300,000	Owens Corning	3.400	08/15/26	274,989
250,000	Owens Corning	4.300	07/15/47	201,400
350,000	Owens Corning	4.400	01/30/48	289,407
300,000	Packaging Corp of America	2.450	12/15/20	294,154
150,000	Packaging Corp of America	3.900	06/15/22	151,248
250,000	Packaging Corp of America	4.500	11/01/23	256,897
100,000	Packaging Corp of America	3.650	09/15/24	98,397
150,000	Packaging Corp of America	3.400	12/15/27	140,910
300,000	PPG Industries, Inc	2.300	11/15/19	297,810
300,000	PPG Industries, Inc	3.600	11/15/20	303,253
300,000	PPG Industries, Inc	3.200	03/15/23	295,184
300,000	PPG Industries, Inc	3.750	03/15/28	295,650
1,200,000	Praxair, Inc	2.250	09/24/20	1,179,752
250,000	Praxair, Inc	2.200	08/15/22	240,145
300,000	Praxair, Inc	2.650	02/05/25	283,800
100,000	Praxair, Inc	3.200	01/30/26	97,479
625,000	Praxair, Inc	3.550	11/07/42	575,328
3,250,000	Rio Tinto Finance USA Ltd	3.750	06/15/25	3,267,930
900,000	Rio Tinto Finance USA plc	4.125	08/21/42	879,465
500,000	Rock Tenn Co	4.900	03/01/22	516,094
89

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Rock Tenn Co	4.000%	03/01/23	$500,535
300,000		RPM International, Inc	3.450	11/15/22	294,976
100,000		RPM International, Inc	3.750	03/15/27	94,978
100,000		RPM International, Inc	5.250	06/01/45	100,623
200,000		RPM International, Inc	4.250	01/15/48	175,100
500,000		Sherwin-Williams Co	2.250	05/15/20	492,656
150,000		Sherwin-Williams Co	4.200	01/15/22	152,450
350,000		Sherwin-Williams Co	2.750	06/01/22	339,389
1,500,000		Sherwin-Williams Co	3.125	06/01/24	1,440,475
200,000		Sherwin-Williams Co	3.450	08/01/25	191,112
200,000		Sherwin-Williams Co	3.950	01/15/26	197,900
275,000		Sherwin-Williams Co	3.450	06/01/27	261,547
200,000		Sherwin-Williams Co	4.000	12/15/42	177,894
750,000		Sherwin-Williams Co	4.500	06/01/47	720,214
150,000		Sonoco Products Co	5.750	11/01/40	165,564
200,000		Southern Copper Corp	5.375	04/16/20	206,494
300,000		Southern Copper Corp	3.875	04/23/25	291,696
100,000		Southern Copper Corp	7.500	07/27/35	123,500
680,000		Southern Copper Corp	6.750	04/16/40	801,857
1,500,000		Southern Copper Corp	5.875	04/23/45	1,635,701
750,000		Vulcan Materials Co	4.500	04/01/25	751,577
100,000		Vulcan Materials Co	3.900	04/01/27	95,346
100,000		Vulcan Materials Co	4.500	06/15/47	89,402
200,000	g	Vulcan Materials Co	4.700	03/01/48	183,301
500,000		Westlake Chemical Corp	3.600	08/15/26	470,003
500,000		Westlake Chemical Corp	5.000	08/15/46	491,134
200,000		Westlake Chemical Corp	4.375	11/15/47	177,384
250,000	g	WestRock Co	3.000	09/15/24	236,268
425,000	g	WestRock Co	3.750	03/15/25	417,527
300,000	g	WestRock Co	3.375	09/15/27	280,922
325,000	g	WestRock Co	4.000	03/15/28	319,407
200,000		Yamana Gold, Inc	4.950	07/15/24	197,160
200,000		Yamana Gold, Inc	4.625	12/15/27	188,096
		TOTAL MATERIALS			75,081,244

MEDIA - 0.9%
1,250,000		21st Century Fox America, Inc	3.000	09/15/22	1,230,929
700,000		21st Century Fox America, Inc	3.700	10/15/25	694,613
4,100,000		21st Century Fox America, Inc	3.375	11/15/26	3,997,311
1,325,000		21st Century Fox America, Inc	6.200	12/15/34	1,630,503
1,000,000		21st Century Fox America, Inc	6.150	02/15/41	1,272,992
225,000		21st Century Fox America, Inc	5.400	10/01/43	262,884
500,000		21st Century Fox America, Inc	4.750	09/15/44	537,403
300,000		21st Century Fox America, Inc	4.950	10/15/45	332,417
200,000		21st Century Fox America, Inc	4.750	11/15/46	213,758
200,000		CBS Corp	2.300	08/15/19	198,944
445,000		CBS Corp	4.300	02/15/21	452,110
200,000		CBS Corp	2.500	02/15/23	188,413
500,000	g	CBS Corp	2.900	06/01/23	475,519
200,000		CBS Corp	3.700	08/15/24	194,403
300,000		CBS Corp	3.500	01/15/25	285,837
125,000		CBS Corp	4.000	01/15/26	122,457
90

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$650,000		CBS Corp	2.900%	01/15/27	$581,210
200,000		CBS Corp	3.375	02/15/28	183,173
300,000	g	CBS Corp	3.700	06/01/28	281,347
200,000		CBS Corp	4.850	07/01/42	193,392
200,000		CBS Corp	4.900	08/15/44	194,316
500,000		CBS Corp	4.600	01/15/45	471,638
675,000		Charter Communications Operating LLC	3.579	07/23/20	675,405
610,000		Charter Communications Operating LLC	4.464	07/23/22	620,106
2,850,000		Charter Communications Operating LLC	4.908	07/23/25	2,892,620
700,000		Charter Communications Operating LLC	3.750	02/15/28	644,314
2,500,000		Charter Communications Operating LLC	4.200	03/15/28	2,390,139
500,000		Charter Communications Operating LLC	6.384	10/23/35	538,575
1,500,000		Charter Communications Operating LLC	5.375	04/01/38	1,451,917
1,000,000		Charter Communications Operating LLC	6.484	10/23/45	1,073,619
1,000,000		Charter Communications Operating LLC	5.375	05/01/47	953,269
1,000,000		Charter Communications Operating LLC	5.750	04/01/48	999,382
1,000,000		Comcast Corp	5.150	03/01/20	1,028,101
1,350,000		Comcast Corp	3.125	07/15/22	1,333,410
800,000		Comcast Corp	2.850	01/15/23	775,862
600,000		Comcast Corp	2.750	03/01/23	580,061
500,000		Comcast Corp	3.000	02/01/24	482,491
600,000		Comcast Corp	3.375	02/15/25	580,539
1,600,000		Comcast Corp	3.150	03/01/26	1,509,990
750,000		Comcast Corp	2.350	01/15/27	659,508
1,250,000		Comcast Corp	3.300	02/01/27	1,180,979
750,000		Comcast Corp	3.150	02/15/28	694,978
3,000,000		Comcast Corp	3.550	05/01/28	2,870,702
1,625,000		Comcast Corp	4.250	01/15/33	1,591,602
350,000		Comcast Corp	4.400	08/15/35	343,042
3,250,000		Comcast Corp	3.200	07/15/36	2,708,346
3,000,000		Comcast Corp	3.900	03/01/38	2,743,563
900,000		Comcast Corp	4.600	08/15/45	879,922
1,000,000		Comcast Corp	3.400	07/15/46	807,854
500,000		Comcast Corp	4.000	08/15/47	447,282
506,000		Comcast Corp	3.969	11/01/47	448,487
1,500,000		Comcast Corp	4.000	03/01/48	1,350,611
1,207,000		Comcast Corp	3.999	11/01/49	1,074,440
100,000		Discovery Communications LLC	2.200	09/20/19	99,219
300,000	g	Discovery Communications LLC	2.750	11/15/19	298,122
200,000	g	Discovery Communications LLC	2.800	06/15/20	197,961
500,000		Discovery Communications LLC	3.300	05/15/22	489,811
200,000	g	Discovery Communications LLC	3.500	06/15/22	196,790
200,000		Discovery Communications LLC	2.950	03/20/23	191,577
900,000		Discovery Communications LLC	3.250	04/01/23	867,558
300,000		Discovery Communications LLC	3.800	03/13/24	294,167
200,000	g	Discovery Communications LLC	3.900	11/15/24	195,806
350,000		Discovery Communications LLC	3.450	03/15/25	332,313
200,000	g	Discovery Communications LLC	3.950	06/15/25	195,083
500,000		Discovery Communications LLC	4.900	03/11/26	512,941
1,950,000		Discovery Communications LLC	3.950	03/20/28	1,851,200
100,000		Discovery Communications LLC	6.350	06/01/40	109,727
100,000		Discovery Communications LLC	4.950	05/15/42	94,023
125,000		Discovery Communications LLC	4.875	04/01/43	116,945
91

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$750,000	Discovery Communications LLC	5.200%	09/20/47	$734,816
550,000	Grupo Televisa SAB	6.625	03/18/25	620,298
200,000	Grupo Televisa SAB	4.625	01/30/26	203,798
600,000	Grupo Televisa SAB	5.000	05/13/45	555,864
200,000	Grupo Televisa SAB	6.125	01/31/46	217,507
150,000	Interpublic Group of Cos, Inc	3.500	10/01/20	150,007
150,000	Interpublic Group of Cos, Inc	3.750	10/01/21	150,291
100,000	Interpublic Group of Cos, Inc	4.000	03/15/22	100,031
200,000	Interpublic Group of Cos, Inc	4.200	04/15/24	200,494
125,000	Interpublic Group of Cos, Inc	4.650	10/01/28	125,118
300,000	Interpublic Group of Cos, Inc	5.400	10/01/48	297,799
1,585,000	NBC Universal Media LLC	5.150	04/30/20	1,633,633
1,200,000	NBC Universal Media LLC	4.450	01/15/43	1,143,451
500,000	Omnicom Group, Inc	4.450	08/15/20	510,158
700,000	Omnicom Group, Inc	3.625	05/01/22	695,936
200,000	Omnicom Group, Inc	3.650	11/01/24	194,267
825,000	Omnicom Group, Inc	3.600	04/15/26	783,248
1,800,000	Time Warner Cable, Inc	4.000	09/01/21	1,810,792
500,000	Time Warner Cable, Inc	6.550	05/01/37	541,718
175,000	Time Warner Cable, Inc	6.750	06/15/39	190,650
690,000	Time Warner Cable, Inc	5.875	11/15/40	695,631
300,000	Time Warner Cable, Inc	5.500	09/01/41	288,534
2,700,000	Time Warner Cable, Inc	4.500	09/15/42	2,301,158
450,000	Time Warner, Inc	4.750	03/29/21	463,583
1,400,000	Time Warner, Inc	3.400	06/15/22	1,384,527
650,000	Time Warner, Inc	4.050	12/15/23	653,553
500,000	Time Warner, Inc	3.550	06/01/24	484,769
500,000	Time Warner, Inc	3.875	01/15/26	484,942
500,000	Time Warner, Inc	2.950	07/15/26	453,125
1,850,000	Time Warner, Inc	3.800	02/15/27	1,768,589
900,000	Time Warner, Inc	4.900	06/15/42	840,100
200,000	Time Warner, Inc	5.350	12/15/43	196,969
300,000	Time Warner, Inc	4.650	06/01/44	269,451
1,200,000	Time Warner, Inc	4.850	07/15/45	1,117,538
400,000	Viacom, Inc	3.875	12/15/21	400,986
250,000	Viacom, Inc	4.250	09/01/23	251,849
2,248,000	Viacom, Inc	3.875	04/01/24	2,208,243
2,004,000	Viacom, Inc	4.375	03/15/43	1,746,266
1,400,000	Walt Disney Co	1.950	03/04/20	1,380,918
250,000	Walt Disney Co	1.800	06/05/20	245,264
200,000	Walt Disney Co	2.150	09/17/20	196,493
300,000	Walt Disney Co	2.300	02/12/21	294,588
850,000	Walt Disney Co	2.550	02/15/22	827,875
100,000	Walt Disney Co	2.450	03/04/22	97,329
700,000	Walt Disney Co	3.150	09/17/25	681,428
300,000	Walt Disney Co	3.000	02/13/26	287,305
300,000	Walt Disney Co	1.850	07/30/26	263,689
1,350,000	Walt Disney Co	2.950	06/15/27	1,281,427
100,000	Walt Disney Co	4.375	08/16/41	102,250
200,000	Walt Disney Co	3.700	12/01/42	184,321
800,000	Walt Disney Co	4.125	06/01/44	793,243
100,000	Walt Disney Co	3.000	07/30/46	80,266
92

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$261,000	WPP Finance 2010	4.750%	11/21/21	$267,278
300,000	WPP Finance 2010	3.625	09/07/22	295,506
700,000	WPP Finance 2010	3.750	09/19/24	675,352
200,000	WPP Finance 2010	5.625	11/15/43	204,273
	TOTAL MEDIA			91,398,422

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
1,600,000	Abbott Laboratories	2.800	09/15/20	1,584,487
1,500,000	Abbott Laboratories	2.900	11/30/21	1,481,307
200,000	Abbott Laboratories	3.250	04/15/23	198,455
300,000	Abbott Laboratories	3.875	09/15/25	301,793
2,750,000	Abbott Laboratories	3.750	11/30/26	2,741,325
1,800,000	Abbott Laboratories	4.750	11/30/36	1,913,626
500,000	Abbott Laboratories	5.300	05/27/40	554,136
200,000	Abbott Laboratories	4.750	04/15/43	209,374
1,500,000	Abbott Laboratories	4.900	11/30/46	1,626,857
850,000	AbbVie, Inc	2.500	05/14/20	840,363
350,000	AbbVie, Inc	2.300	05/14/21	340,643
1,000,000	AbbVie, Inc	3.375	11/14/21	998,760
2,000,000	AbbVie, Inc	3.200	11/06/22	1,965,460
500,000	AbbVie, Inc	2.850	05/14/23	481,284
500,000	AbbVie, Inc	3.750	11/14/23	497,461
1,000,000	AbbVie, Inc	3.600	05/14/25	967,555
3,725,000	AbbVie, Inc	3.200	05/14/26	3,467,291
300,000	AbbVie, Inc	4.250	11/14/28	295,510
1,500,000	AbbVie, Inc	4.500	05/14/35	1,439,113
500,000	AbbVie, Inc	4.300	05/14/36	468,409
1,875,000	AbbVie, Inc	4.400	11/06/42	1,733,380
600,000	AbbVie, Inc	4.700	05/14/45	575,515
500,000	AbbVie, Inc	4.450	05/14/46	462,613
1,000,000	AbbVie, Inc	4.875	11/14/48	984,005
825,000	Actavis Funding SCS	3.000	03/12/20	824,018
3,500,000	Actavis Funding SCS	3.450	03/15/22	3,477,746
2,450,000	Actavis Funding SCS	3.800	03/15/25	2,398,200
2,725,000	Actavis Funding SCS	4.550	03/15/35	2,645,934
510,000	Actavis Funding SCS	4.750	03/15/45	495,087
75,000	Amgen, Inc	4.500	03/15/20	76,504
400,000	Amgen, Inc	2.125	05/01/20	393,715
300,000	Amgen, Inc	2.200	05/11/20	295,709
250,000	Amgen, Inc	3.450	10/01/20	251,220
700,000	Amgen, Inc	4.100	06/15/21	712,012
175,000	Amgen, Inc	1.850	08/19/21	167,915
400,000	Amgen, Inc	2.700	05/01/22	388,955
1,000,000	Amgen, Inc	2.650	05/11/22	971,069
1,000,000	Amgen, Inc	3.625	05/15/22	1,005,092
2,300,000	Amgen, Inc	2.250	08/19/23	2,159,095
500,000	Amgen, Inc	3.625	05/22/24	499,686
400,000	Amgen, Inc	3.125	05/01/25	382,677
800,000	Amgen, Inc	2.600	08/19/26	723,903
500,000	Amgen, Inc	3.200	11/02/27	469,346
2,250,000	Amgen, Inc	4.400	05/01/45	2,174,614
1,928,000	Amgen, Inc	4.563	06/15/48	1,888,066
93

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$447,000	Amgen, Inc	4.663%	06/15/51	$439,996
1,100,000	AstraZeneca plc	2.375	11/16/20	1,084,460
500,000	AstraZeneca plc	2.375	06/12/22	480,173
300,000	AstraZeneca plc	3.500	08/17/23	297,064
1,000,000	AstraZeneca plc	3.375	11/16/25	967,053
800,000	AstraZeneca plc	3.125	06/12/27	746,238
1,500,000	AstraZeneca plc	4.000	01/17/29	1,472,585
900,000	AstraZeneca plc	6.450	09/15/37	1,129,262
450,000	AstraZeneca plc	4.000	09/18/42	423,352
350,000	AstraZeneca plc	4.375	11/16/45	344,026
750,000	AstraZeneca plc	4.375	08/17/48	727,369
149,000	Baxalta, Inc	4.000	06/23/25	147,360
149,000	Baxalta, Inc	5.250	06/23/45	159,794
1,000,000	Biogen, Inc	2.900	09/15/20	994,781
300,000	Biogen, Inc	3.625	09/15/22	300,644
500,000	Biogen, Inc	4.050	09/15/25	501,179
1,200,000	Biogen, Inc	5.200	09/15/45	1,271,531
200,000	Bristol-Myers Squibb Co	3.250	11/01/23	198,856
500,000	Bristol-Myers Squibb Co	3.250	02/27/27	486,713
650,000	Bristol-Myers Squibb Co	3.250	08/01/42	557,302
200,000	Bristol-Myers Squibb Co	4.500	03/01/44	208,453
425,000	Celgene Corp	2.875	08/15/20	422,193
200,000	Celgene Corp	3.950	10/15/20	202,591
500,000	Celgene Corp	2.875	02/19/21	494,256
300,000	Celgene Corp	3.250	08/15/22	295,820
1,750,000	Celgene Corp	3.550	08/15/22	1,744,485
300,000	Celgene Corp	2.750	02/15/23	287,545
1,500,000	Celgene Corp	3.250	02/20/23	1,468,725
225,000	Celgene Corp	3.450	11/15/27	209,956
1,000,000	Celgene Corp	3.900	02/20/28	961,939
300,000	Celgene Corp	5.250	08/15/43	303,339
2,000,000	Celgene Corp	5.000	08/15/45	1,984,697
500,000	Celgene Corp	4.350	11/15/47	446,900
1,000,000	Celgene Corp	4.550	02/20/48	929,059
175,000	Eli Lilly & Co	2.350	05/15/22	169,935
800,000	Eli Lilly & Co	2.750	06/01/25	765,003
800,000	Eli Lilly & Co	3.100	05/15/27	770,239
400,000	Eli Lilly & Co	3.700	03/01/45	377,303
250,000	Eli Lilly & Co	3.950	05/15/47	248,623
750,000	Gilead Sciences, Inc	1.850	09/20/19	743,826
125,000	Gilead Sciences, Inc	2.350	02/01/20	123,933
1,200,000	Gilead Sciences, Inc	2.550	09/01/20	1,187,904
600,000	Gilead Sciences, Inc	4.500	04/01/21	617,346
650,000	Gilead Sciences, Inc	4.400	12/01/21	671,208
125,000	Gilead Sciences, Inc	1.950	03/01/22	119,549
500,000	Gilead Sciences, Inc	3.250	09/01/22	497,467
500,000	Gilead Sciences, Inc	2.500	09/01/23	477,060
425,000	Gilead Sciences, Inc	3.700	04/01/24	426,317
400,000	Gilead Sciences, Inc	3.500	02/01/25	392,799
1,750,000	Gilead Sciences, Inc	3.650	03/01/26	1,718,873
400,000	Gilead Sciences, Inc	2.950	03/01/27	372,116
300,000	Gilead Sciences, Inc	4.600	09/01/35	308,991
94

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,150,000		Gilead Sciences, Inc	4.000%	09/01/36	$1,106,501
100,000		Gilead Sciences, Inc	5.650	12/01/41	114,780
775,000		Gilead Sciences, Inc	4.800	04/01/44	796,836
675,000		Gilead Sciences, Inc	4.500	02/01/45	669,459
750,000		Gilead Sciences, Inc	4.750	03/01/46	771,943
1,750,000		Gilead Sciences, Inc	4.150	03/01/47	1,654,965
750,000		GlaxoSmithKline Capital plc	3.125	05/14/21	748,803
793,000		GlaxoSmithKline Capital plc	2.850	05/08/22	779,479
600,000		GlaxoSmithKline Capital plc	3.625	05/15/25	598,759
725,000		GlaxoSmithKline Capital, Inc	2.800	03/18/23	706,766
750,000		GlaxoSmithKline Capital, Inc	3.375	05/15/23	746,684
600,000		GlaxoSmithKline Capital, Inc	3.875	05/15/28	605,911
350,000		GlaxoSmithKline Capital, Inc	5.375	04/15/34	401,908
743,000		GlaxoSmithKline Capital, Inc	6.375	05/15/38	953,821
850,000		GlaxoSmithKline Capital, Inc	4.200	03/18/43	847,741
300,000		Johnson & Johnson	1.875	12/05/19	297,001
200,000		Johnson & Johnson	1.950	11/10/20	195,949
250,000		Johnson & Johnson	1.650	03/01/21	242,208
200,000		Johnson & Johnson	2.450	12/05/21	196,567
400,000		Johnson & Johnson	2.250	03/03/22	390,452
300,000		Johnson & Johnson	2.050	03/01/23	287,242
700,000		Johnson & Johnson	3.375	12/05/23	707,464
1,200,000		Johnson & Johnson	2.625	01/15/25	1,152,263
500,000		Johnson & Johnson	2.450	03/01/26	467,243
1,075,000		Johnson & Johnson	2.950	03/03/27	1,032,266
1,500,000		Johnson & Johnson	2.900	01/15/28	1,421,773
850,000		Johnson & Johnson	4.375	12/05/33	905,456
100,000		Johnson & Johnson	3.550	03/01/36	95,411
225,000		Johnson & Johnson	3.625	03/03/37	216,227
500,000		Johnson & Johnson	3.400	01/15/38	465,179
375,000		Johnson & Johnson	5.850	07/15/38	469,321
300,000		Johnson & Johnson	4.500	12/05/43	321,310
1,200,000		Johnson & Johnson	3.700	03/01/46	1,141,959
900,000		Johnson & Johnson	3.750	03/03/47	863,199
500,000		Johnson & Johnson	3.500	01/15/48	457,217
600,000		Life Technologies Corp	5.000	01/15/21	614,179
375,000		Merck & Co, Inc	1.850	02/10/20	369,849
2,200,000		Merck & Co, Inc	3.875	01/15/21	2,238,172
750,000		Merck & Co, Inc	2.350	02/10/22	729,997
200,000		Merck & Co, Inc	2.400	09/15/22	193,819
1,100,000		Merck & Co, Inc	2.800	05/18/23	1,076,590
1,000,000		Merck & Co, Inc	2.750	02/10/25	961,445
100,000		Merck & Co, Inc	3.600	09/15/42	94,219
750,000		Merck & Co, Inc	4.150	05/18/43	765,367
1,350,000		Merck & Co, Inc	3.700	02/10/45	1,286,509
100,000		Mylan NV	3.750	12/15/20	100,066
1,000,000		Mylan NV	3.150	06/15/21	984,365
2,250,000		Mylan NV	3.950	06/15/26	2,128,453
750,000		Mylan NV	5.250	06/15/46	700,434
300,000	g	Mylan, Inc	4.550	04/15/28	291,519
300,000	g	Mylan, Inc	5.200	04/15/48	277,337
1,200,000		Novartis Capital Corp	1.800	02/14/20	1,182,727
500,000		Novartis Capital Corp	2.400	05/17/22	485,041
95

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Novartis Capital Corp	2.400%	09/21/22	$289,891
1,750,000	Novartis Capital Corp	3.400	05/06/24	1,754,099
500,000	Novartis Capital Corp	3.000	11/20/25	479,828
375,000	Novartis Capital Corp	3.100	05/17/27	359,632
400,000	Novartis Capital Corp	3.700	09/21/42	381,184
750,000	Novartis Capital Corp	4.400	05/06/44	797,543
500,000	Novartis Capital Corp	4.000	11/20/45	500,840
100,000	Perrigo Co plc	4.000	11/15/23	97,089
100,000	Perrigo Co plc	5.300	11/15/43	93,173
200,000	Perrigo Finance plc	3.900	12/15/24	193,231
221,000	Perrigo Finance plc	4.900	12/15/44	199,295
200,000	Perrigo Finance Unlimited Co	4.375	03/15/26	195,871
1,200,000	Pfizer, Inc	1.700	12/15/19	1,183,814
500,000	Pfizer, Inc	1.950	06/03/21	485,957
500,000	Pfizer, Inc	3.000	09/15/21	499,750
200,000	Pfizer, Inc	2.200	12/15/21	194,511
800,000	Pfizer, Inc	3.000	06/15/23	790,543
500,000	Pfizer, Inc	3.200	09/15/23	495,752
900,000	Pfizer, Inc	3.400	05/15/24	899,827
2,375,000	Pfizer, Inc	3.000	12/15/26	2,275,977
750,000	Pfizer, Inc	3.600	09/15/28	740,655
250,000	Pfizer, Inc	4.000	12/15/36	247,093
500,000	Pfizer, Inc	4.100	09/15/38	497,159
500,000	Pfizer, Inc	4.300	06/15/43	505,153
1,100,000	Pfizer, Inc	4.400	05/15/44	1,129,267
1,750,000	Pfizer, Inc	4.125	12/15/46	1,728,459
1,000,000	Pfizer, Inc	4.200	09/15/48	1,000,114
750,000	Sanofi	3.375	06/19/23	750,329
500,000	Sanofi	3.625	06/19/28	495,497
1,000,000	Wyeth LLC	6.450	02/01/24	1,141,306
945,000	Wyeth LLC	5.950	04/01/37	1,144,146
100,000	Zoetis, Inc	3.450	11/13/20	100,419
500,000	Zoetis, Inc	3.250	08/20/21	499,225
650,000	Zoetis, Inc	3.250	02/01/23	638,602
100,000	Zoetis, Inc	4.500	11/13/25	103,233
200,000	Zoetis, Inc	3.000	09/12/27	185,828
500,000	Zoetis, Inc	3.900	08/20/28	494,496
600,000	Zoetis, Inc	4.700	02/01/43	613,110
250,000	Zoetis, Inc	3.950	09/12/47	227,085
200,000	Zoetis, Inc	4.450	08/20/48	197,733
	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			143,124,340

REAL ESTATE - 0.7%
150,000	Alexandria Real Estate Equities, Inc	4.600	04/01/22	153,936
100,000	Alexandria Real Estate Equities, Inc	3.900	06/15/23	100,352
100,000	Alexandria Real Estate Equities, Inc	4.000	01/15/24	100,222
100,000	Alexandria Real Estate Equities, Inc	3.450	04/30/25	95,585
200,000	Alexandria Real Estate Equities, Inc	4.300	01/15/26	198,176
625,000	Alexandria Real Estate Equities, Inc	3.950	01/15/28	599,378
200,000	Alexandria Real Estate Equities, Inc	4.500	07/30/29	199,046
100,000	Alexandria Real Estate Equities, Inc	4.700	07/01/30	100,948
96

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	American Campus Communities Operating Partnership LP	3.750%	04/15/23	$98,795
300,000	American Campus Communities Operating Partnership LP	4.125	07/01/24	297,603
200,000	American Campus Communities Operating Partnership LP	3.625	11/15/27	186,924
1,150,000	American Tower Corp	3.300	02/15/21	1,142,966
200,000	American Tower Corp	3.450	09/15/21	199,148
500,000	American Tower Corp	2.250	01/15/22	477,208
200,000	American Tower Corp	4.700	03/15/22	206,519
250,000	American Tower Corp	3.500	01/31/23	246,175
2,000,000	American Tower Corp	3.000	06/15/23	1,925,028
300,000	American Tower Corp	4.000	06/01/25	294,784
200,000	American Tower Corp	4.400	02/15/26	200,144
200,000	American Tower Corp	3.375	10/15/26	186,164
500,000	American Tower Corp	3.125	01/15/27	454,661
500,000	American Tower Corp	3.600	01/15/28	466,894
200,000	AvalonBay Communities, Inc	3.625	10/01/20	200,945
225,000	AvalonBay Communities, Inc	2.950	09/15/22	219,953
200,000	AvalonBay Communities, Inc	3.500	11/15/24	197,572
200,000	AvalonBay Communities, Inc	2.950	05/11/26	187,851
100,000	AvalonBay Communities, Inc	2.900	10/15/26	93,124
1,200,000	AvalonBay Communities, Inc	3.350	05/15/27	1,150,597
200,000	AvalonBay Communities, Inc	3.200	01/15/28	188,903
400,000	AvalonBay Communities, Inc	4.150	07/01/47	383,567
200,000	AvalonBay Communities, Inc	4.350	04/15/48	197,728
1,175,000	Boston Properties LP	4.125	05/15/21	1,194,839
500,000	Boston Properties LP	3.850	02/01/23	502,033
425,000	Boston Properties LP	3.125	09/01/23	413,130
200,000	Boston Properties LP	3.800	02/01/24	198,713
1,300,000	Boston Properties LP	3.200	01/15/25	1,243,391
100,000	Boston Properties LP	3.650	02/01/26	96,830
400,000	Boston Properties LP	2.750	10/01/26	362,114
100,000	Brandywine Operating Partnership LP	3.950	02/15/23	99,330
100,000	Brandywine Operating Partnership LP	3.950	11/15/27	94,445
150,000	Brixmor Operating Partnership LP	3.875	08/15/22	149,427
250,000	Brixmor Operating Partnership LP	3.250	09/15/23	239,570
800,000	Brixmor Operating Partnership LP	3.650	06/15/24	770,753
200,000	Brixmor Operating Partnership LP	3.850	02/01/25	192,632
100,000	Brixmor Operating Partnership LP	4.125	06/15/26	96,906
300,000	Brixmor Operating Partnership LP	3.900	03/15/27	284,113
200,000	Camden Property Trust	2.950	12/15/22	194,353
500,000	CBRE Services, Inc	4.875	03/01/26	509,660
975,000	CC Holdings GS V LLC	3.849	04/15/23	968,316
400,000	Columbia Property Trust Operating Partnership LP	3.650	08/15/26	372,434
200,000	Corporate Office Properties LP	3.700	06/15/21	197,754
350,000	Crown Castle International Corp	3.400	02/15/21	349,091
700,000	Crown Castle International Corp	2.250	09/01/21	672,352
500,000	Crown Castle International Corp	3.150	07/15/23	481,746
500,000	Crown Castle International Corp	3.200	09/01/24	475,526
750,000	Crown Castle International Corp	4.450	02/15/26	753,596
125,000	Crown Castle International Corp	3.700	06/15/26	119,396
100,000	Crown Castle International Corp	4.000	03/01/27	96,830
97

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Crown Castle International Corp	3.650%	09/01/27	$281,725
500,000	Crown Castle International Corp	3.800	02/15/28	473,908
200,000	Crown Castle International Corp	4.750	05/15/47	189,292
100,000	CubeSmart LP	4.375	12/15/23	101,667
200,000	CubeSmart LP	3.125	09/01/26	182,392
500,000	DDR Corp	4.625	07/15/22	511,149
150,000	DDR Corp	4.250	02/01/26	146,423
200,000	DDR Corp	4.700	06/01/27	201,011
200,000	Digital Realty Trust LP	3.400	10/01/20	200,190
700,000	Digital Realty Trust LP	3.950	07/01/22	704,251
300,000	Digital Realty Trust LP	3.625	10/01/22	297,816
800,000	Digital Realty Trust LP	2.750	02/01/23	763,929
200,000	Digital Realty Trust LP	4.750	10/01/25	204,950
125,000	Digital Realty Trust LP	3.700	08/15/27	118,676
300,000	Digital Realty Trust LP	4.450	07/15/28	299,567
200,000	Duke Realty LP	4.375	06/15/22	204,904
100,000	Duke Realty LP	3.875	10/15/22	100,889
100,000	Duke Realty LP	3.750	12/01/24	98,308
100,000	Duke Realty LP	3.250	06/30/26	94,028
500,000	Duke Realty LP	3.375	12/15/27	468,176
100,000	Duke Realty LP	4.000	09/15/28	98,165
100,000	EPR Properties	5.750	08/15/22	104,403
700,000	EPR Properties	4.750	12/15/26	685,845
200,000	EPR Properties	4.500	06/01/27	191,050
200,000	Equity One, Inc	3.750	11/15/22	198,313
700,000	ERP Operating LP	3.375	06/01/25	681,817
200,000	ERP Operating LP	2.850	11/01/26	185,205
1,150,000	ERP Operating LP	3.250	08/01/27	1,090,684
500,000	ERP Operating LP	3.500	03/01/28	482,348
300,000	ERP Operating LP	4.500	07/01/44	300,867
100,000	ERP Operating LP	4.000	08/01/47	93,260
100,000	Essex Portfolio LP	3.625	08/15/22	99,132
100,000	Essex Portfolio LP	3.250	05/01/23	97,242
400,000	Essex Portfolio LP	3.500	04/01/25	386,375
100,000	Essex Portfolio LP	3.375	04/15/26	94,687
200,000	Essex Portfolio LP	3.625	05/01/27	190,586
300,000	Essex Portfolio LP	4.500	03/15/48	292,818
200,000	Federal Realty Investment Trust	3.950	01/15/24	200,424
250,000	Federal Realty Investment Trust	3.250	07/15/27	234,246
200,000	Federal Realty Investment Trust	4.500	12/01/44	199,398
1,300,000	HCP, Inc	4.000	12/01/22	1,302,180
200,000	HCP, Inc	4.200	03/01/24	199,198
1,600,000	HCP, Inc	3.875	08/15/24	1,564,151
30,000	HCP, Inc	6.750	02/01/41	37,010
100,000	Healthcare Realty Trust, Inc	3.625	01/15/28	93,006
200,000	Healthcare Trust of America Holdings LP	2.950	07/01/22	193,413
100,000	Healthcare Trust of America Holdings LP	3.700	04/15/23	98,025
300,000	Healthcare Trust of America Holdings LP	3.500	08/01/26	279,680
100,000	Highwoods Realty LP	3.875	03/01/27	95,931
150,000	Highwoods Realty LP	4.125	03/15/28	145,860
400,000	Hospitality Properties Trust	4.250	02/15/21	402,963
100,000	Hospitality Properties Trust	5.000	08/15/22	102,426
98

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Hospitality Properties Trust	4.500%	06/15/23	$301,186
700,000	Hospitality Properties Trust	4.650	03/15/24	695,652
100,000	Hospitality Properties Trust	4.950	02/15/27	97,939
300,000	Hospitality Properties Trust	3.950	01/15/28	271,499
300,000	Hospitality Properties Trust	4.375	02/15/30	274,899
600,000	Host Hotels & Resorts LP	3.750	10/15/23	585,374
700,000	Host Hotels & Resorts LP	3.875	04/01/24	683,455
200,000	Host Hotels & Resorts LP	4.000	06/15/25	193,825
100,000	Host Hotels & Resorts LP	4.500	02/01/26	99,569
100,000	Hudson Pacific Properties LP	3.950	11/01/27	93,049
250,000	Kilroy Realty LP	3.800	01/15/23	247,813
125,000	Kilroy Realty LP	3.450	12/15/24	119,512
200,000	Kilroy Realty LP	4.250	08/15/29	194,176
200,000	Kimco Realty Corp	3.200	05/01/21	197,986
100,000	Kimco Realty Corp	3.400	11/01/22	98,356
300,000	Kimco Realty Corp	3.125	06/01/23	289,072
200,000	Kimco Realty Corp	2.700	03/01/24	186,219
900,000	Kimco Realty Corp	3.300	02/01/25	853,600
200,000	Kimco Realty Corp	2.800	10/01/26	178,159
200,000	Kimco Realty Corp	3.800	04/01/27	191,055
200,000	Kimco Realty Corp	4.250	04/01/45	178,895
175,000	Kimco Realty Corp	4.125	12/01/46	152,216
100,000	Kimco Realty Corp	4.450	09/01/47	91,626
220,000	Liberty Property LP	4.750	10/01/20	224,957
150,000	Liberty Property LP	4.125	06/15/22	152,082
100,000	Liberty Property LP	3.375	06/15/23	97,599
700,000	Liberty Property LP	4.400	02/15/24	708,221
100,000	Liberty Property LP	3.250	10/01/26	93,045
200,000	Life Storage LP	3.875	12/15/27	188,105
200,000	Mid-America Apartments LP	4.300	10/15/23	202,258
100,000	Mid-America Apartments LP	4.000	11/15/25	98,380
750,000	Mid-America Apartments LP	3.600	06/01/27	714,221
200,000	Mid-America Apartments LP	4.200	06/15/28	198,632
100,000	National Retail Properties, Inc	3.800	10/15/22	99,879
1,300,000	National Retail Properties, Inc	3.500	10/15/27	1,219,264
1,200,000	OMEGA Healthcare Investors, Inc	4.375	08/01/23	1,189,765
200,000	OMEGA Healthcare Investors, Inc	4.500	04/01/27	191,316
700,000	OMEGA Healthcare Investors, Inc	4.750	01/15/28	679,465
200,000	Physicians Realty LP	4.300	03/15/27	192,533
200,000	Physicians Realty LP	3.950	01/15/28	186,585
200,000	Piedmont Operating Partnership LP	3.400	06/01/23	192,123
200,000	Piedmont Operating Partnership LP	4.450	03/15/24	200,086
100,000	Plum Creek Timberlands LP	4.700	03/15/21	102,456
300,000	Plum Creek Timberlands LP	3.250	03/15/23	291,604
150,000	ProLogis LP	4.250	08/15/23	154,602
700,000	ProLogis LP	3.750	11/01/25	699,743
200,000	ProLogis LP	3.875	09/15/28	200,648
100,000	ProLogis LP	4.375	09/15/48	100,896
200,000	Public Storage	2.370	09/15/22	192,097
200,000	Public Storage	3.094	09/15/27	186,948
200,000	Rayonier, Inc	3.750	04/01/22	197,805
300,000	Realty Income Corp	3.250	10/15/22	296,098
500,000	Realty Income Corp	4.650	08/01/23	518,026
99

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Realty Income Corp	3.875%	04/15/25	$198,294
200,000	Realty Income Corp	4.125	10/15/26	200,281
200,000	Realty Income Corp	3.000	01/15/27	184,191
1,000,000	Realty Income Corp	3.650	01/15/28	962,108
300,000	Realty Income Corp	4.650	03/15/47	300,977
200,000	Regency Centers LP	3.600	02/01/27	189,771
125,000	Regency Centers LP	4.125	03/15/28	122,770
200,000	Regency Centers LP	4.400	02/01/47	189,450
200,000	Select Income REIT	3.600	02/01/20	198,924
200,000	Select Income REIT	4.150	02/01/22	197,996
500,000	Select Income REIT	4.250	05/15/24	478,028
200,000	Select Income REIT	4.500	02/01/25	191,711
100,000	Senior Housing Properties Trust	6.750	12/15/21	106,437
300,000	Senior Housing Properties Trust	4.750	02/15/28	289,927
250,000	Simon Property Group LP	2.500	09/01/20	246,716
300,000	Simon Property Group LP	2.500	07/15/21	293,641
1,850,000	Simon Property Group LP	2.350	01/30/22	1,787,559
762,000	Simon Property Group LP	3.375	03/15/22	758,861
200,000	Simon Property Group LP	2.625	06/15/22	193,949
300,000	Simon Property Group LP	2.750	06/01/23	289,151
300,000	Simon Property Group LP	3.500	09/01/25	293,034
300,000	Simon Property Group LP	3.300	01/15/26	288,414
200,000	Simon Property Group LP	3.250	11/30/26	190,583
200,000	Simon Property Group LP	3.375	06/15/27	191,535
300,000	Simon Property Group LP	3.375	12/01/27	285,759
1,500,000	Simon Property Group LP	4.250	10/01/44	1,459,549
300,000	Simon Property Group LP	4.250	11/30/46	291,318
200,000	SL Green Operating Partnership LP	3.250	10/15/22	193,934
200,000	SL Green Realty Corp	4.500	12/01/22	202,194
200,000	Sovran Acquisition LP	3.500	07/01/26	185,466
100,000	Tanger Properties LP	3.125	09/01/26	89,713
250,000	Tanger Properties LP	3.875	07/15/27	233,277
200,000	UDR, Inc	3.700	10/01/20	200,577
200,000	UDR, Inc	4.625	01/10/22	204,708
200,000	UDR, Inc	4.000	10/01/25	199,360
200,000	UDR, Inc	3.500	07/01/27	189,030
200,000	UDR, Inc	3.500	01/15/28	188,579
850,000	Ventas Realty LP	3.250	08/15/22	833,777
200,000	Ventas Realty LP	3.100	01/15/23	194,171
800,000	Ventas Realty LP	3.125	06/15/23	772,737
120,000	Ventas Realty LP	4.125	01/15/26	118,069
200,000	Ventas Realty LP	3.250	10/15/26	184,906
1,000,000	Ventas Realty LP	4.000	03/01/28	964,591
300,000	Ventas Realty LP	4.400	01/15/29	298,172
300,000	Ventas Realty LP	4.375	02/01/45	272,259
100,000	Vornado Realty LP	5.000	01/15/22	103,453
200,000	Vornado Realty LP	3.500	01/15/25	191,387
300,000	Washington Prime Group LP	5.950	08/15/24	283,386
100,000	Washington REIT	3.950	10/15/22	100,024
100,000	Weingarten Realty Investors	3.375	10/15/22	98,193
100,000	Weingarten Realty Investors	3.500	04/15/23	98,134
500,000	Welltower, Inc	3.950	09/01/23	499,779
100

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,700,000	Welltower, Inc	4.000%	06/01/25	$1,676,548
600,000	Welltower, Inc	4.250	04/01/26	597,842
600,000	Welltower, Inc	4.250	04/15/28	594,038
300,000	Welltower, Inc	4.950	09/01/48	297,477
500,000	Weyerhaeuser Co	7.375	10/01/19	520,874
200,000	Weyerhaeuser Co	4.625	09/15/23	205,173
400,000	Weyerhaeuser Co	7.375	03/15/32	505,586
200,000	WP Carey, Inc	4.600	04/01/24	201,636
200,000	WP Carey, Inc	4.000	02/01/25	195,049
	TOTAL REAL ESTATE			76,063,739

RETAILING - 0.7%
120,000	Advance Auto Parts, Inc	5.750	05/01/20	123,708
250,000	Advance Auto Parts, Inc	4.500	12/01/23	254,063
200,000	Allegion US Holding Co, Inc	3.200	10/01/24	186,844
200,000	Allegion US Holding Co, Inc	3.550	10/01/27	181,739
1,200,000	Amazon.com, Inc	2.600	12/05/19	1,196,491
500,000	Amazon.com, Inc	1.900	08/21/20	490,195
300,000	Amazon.com, Inc	3.300	12/05/21	300,725
600,000	Amazon.com, Inc	2.500	11/29/22	581,079
500,000	Amazon.com, Inc	2.400	02/22/23	480,577
750,000	Amazon.com, Inc	2.800	08/22/24	724,245
300,000	Amazon.com, Inc	3.800	12/05/24	305,930
200,000	Amazon.com, Inc	5.200	12/03/25	219,529
1,500,000	Amazon.com, Inc	3.150	08/22/27	1,436,518
300,000	Amazon.com, Inc	4.800	12/05/34	326,894
2,250,000	Amazon.com, Inc	3.875	08/22/37	2,199,791
600,000	Amazon.com, Inc	4.950	12/05/44	669,947
1,000,000	Amazon.com, Inc	4.050	08/22/47	976,864
1,750,000	Amazon.com, Inc	4.250	08/22/57	1,745,828
100,000	AutoNation, Inc	3.350	01/15/21	99,119
200,000	AutoNation, Inc	3.500	11/15/24	189,447
244,000	AutoNation, Inc	4.500	10/01/25	241,922
200,000	AutoNation, Inc	3.800	11/15/27	185,172
100,000	AutoZone, Inc	4.000	11/15/20	101,212
442,000	AutoZone, Inc	3.700	04/15/22	443,428
300,000	AutoZone, Inc	2.875	01/15/23	288,976
150,000	AutoZone, Inc	3.125	07/15/23	146,068
200,000	AutoZone, Inc	3.250	04/15/25	188,616
100,000	AutoZone, Inc	3.125	04/21/26	92,766
300,000	AutoZone, Inc	3.750	06/01/27	288,620
200,000	Bed Bath & Beyond, Inc	3.749	08/01/24	174,283
200,000	Bed Bath & Beyond, Inc	4.915	08/01/34	148,792
250,000	Bed Bath & Beyond, Inc	5.165	08/01/44	177,395
250,000	Costco Wholesale Corp	1.700	12/15/19	246,619
400,000	Costco Wholesale Corp	1.750	02/15/20	393,532
500,000	Costco Wholesale Corp	2.150	05/18/21	489,103
200,000	Costco Wholesale Corp	2.250	02/15/22	193,925
1,300,000	Costco Wholesale Corp	2.300	05/18/22	1,258,580
400,000	Costco Wholesale Corp	2.750	05/18/24	386,964
500,000	Costco Wholesale Corp	3.000	05/18/27	475,339
355,000	Dollar General Corp	4.150	11/01/25	355,993
300,000	Dollar General Corp	3.875	04/15/27	291,529
101

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Dollar General Corp	4.125%	05/01/28	$492,845
1,500,000	Dollar Tree, Inc	3.700	05/15/23	1,480,385
500,000	Dollar Tree, Inc	4.000	05/15/25	490,170
500,000	Dollar Tree, Inc	4.200	05/15/28	485,375
300,000	Enable Midstream Partners LP	3.900	05/15/24	290,450
200,000	Enable Midstream Partners LP	4.400	03/15/27	191,861
750,000	Enable Midstream Partners LP	4.950	05/15/28	743,927
100,000	Enable Midstream Partners LP	5.000	05/15/44	89,890
300,000	Home Depot, Inc	1.800	06/05/20	295,194
400,000	Home Depot, Inc	3.950	09/15/20	407,331
500,000	Home Depot, Inc	2.000	04/01/21	487,409
350,000	Home Depot, Inc	4.400	04/01/21	360,083
400,000	Home Depot, Inc	2.625	06/01/22	391,509
500,000	Home Depot, Inc	2.700	04/01/23	488,314
300,000	Home Depot, Inc	3.750	02/15/24	305,701
100,000	Home Depot, Inc	3.350	09/15/25	98,794
1,700,000	Home Depot, Inc	3.000	04/01/26	1,631,337
1,300,000	Home Depot, Inc	2.125	09/15/26	1,164,501
2,000,000	Home Depot, Inc	2.800	09/14/27	1,871,453
500,000	Home Depot, Inc	4.200	04/01/43	503,135
300,000	Home Depot, Inc	4.875	02/15/44	331,560
500,000	Home Depot, Inc	4.400	03/15/45	518,936
600,000	Home Depot, Inc	4.250	04/01/46	611,964
1,600,000	Home Depot, Inc	3.900	06/15/47	1,538,562
675,000	Home Depot, Inc	3.500	09/15/56	587,672
500,000	JD.com, Inc	3.875	04/29/26	462,565
1,000,000	Kohl’s Corp	3.250	02/01/23	964,260
55,000	Kohl’s Corp	4.750	12/15/23	55,987
200,000	Kohl’s Corp	4.250	07/17/25	199,723
200,000	Kohl’s Corp	5.550	07/17/45	191,832
200,000	Lowe’s Cos, Inc	3.800	11/15/21	203,567
850,000	Lowe’s Cos, Inc	3.120	04/15/22	844,749
300,000	Lowe’s Cos, Inc	3.875	09/15/23	305,196
400,000	Lowe’s Cos, Inc	3.125	09/15/24	391,109
100,000	Lowe’s Cos, Inc	3.375	09/15/25	98,373
500,000	Lowe’s Cos, Inc	2.500	04/15/26	459,483
750,000	Lowe’s Cos, Inc	3.100	05/03/27	715,331
100,000	Lowe’s Cos, Inc	4.650	04/15/42	103,879
200,000	Lowe’s Cos, Inc	4.250	09/15/44	197,235
200,000	Lowe’s Cos, Inc	4.375	09/15/45	201,164
1,075,000	Lowe’s Cos, Inc	3.700	04/15/46	974,641
1,000,000	Lowe’s Cos, Inc	4.050	05/03/47	962,817
200,000	Macy’s Retail Holdings, Inc	3.450	01/15/21	198,717
250,000	Macy’s Retail Holdings, Inc	3.875	01/15/22	249,250
125,000	Macy’s Retail Holdings, Inc	2.875	02/15/23	118,357
200,000	Macy’s Retail Holdings, Inc	4.375	09/01/23	200,088
300,000	Macy’s Retail Holdings, Inc	3.625	06/01/24	287,964
400,000	Macy’s Retail Holdings, Inc	6.900	04/01/29	423,105
200,000	Macy’s Retail Holdings, Inc	4.500	12/15/34	164,198
103,000	Macy’s Retail Holdings, Inc	6.375	03/15/37	101,043
30,000	Nordstrom, Inc	4.750	05/01/20	30,710
100,000	Nordstrom, Inc	4.000	10/15/21	101,524
102

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$700,000	Nordstrom, Inc	4.000%	03/15/27	$678,686
531,000	Nordstrom, Inc	5.000	01/15/44	488,956
150,000	O’Reilly Automotive, Inc	4.875	01/14/21	154,558
600,000	O’Reilly Automotive, Inc	3.800	09/01/22	602,473
1,000,000	O’Reilly Automotive, Inc	3.600	09/01/27	948,129
300,000	O’Reilly Automotive, Inc	4.350	06/01/28	301,004
200,000	Priceline Group, Inc	2.750	03/15/23	191,603
300,000	Priceline Group, Inc	3.650	03/15/25	294,645
300,000	Priceline Group, Inc	3.600	06/01/26	290,900
900,000	Priceline Group, Inc	3.550	03/15/28	859,826
100,000	QVC, Inc	5.125	07/02/22	101,291
100,000	QVC, Inc	4.375	03/15/23	98,756
1,200,000	QVC, Inc	4.450	02/15/25	1,139,471
150,000	QVC, Inc	5.950	03/15/43	135,864
1,150,000	Target Corp	3.875	07/15/20	1,169,508
1,400,000	Target Corp	2.500	04/15/26	1,296,126
850,000	Target Corp	4.000	07/01/42	815,615
225,000	Target Corp	3.625	04/15/46	203,734
1,500,000	Target Corp	3.900	11/15/47	1,414,601
1,000,000	TJX Cos, Inc	2.750	06/15/21	989,149
300,000	TJX Cos, Inc	2.500	05/15/23	288,589
300,000	TJX Cos, Inc	2.250	09/15/26	271,425
1,419,000	Wal-Mart Stores, Inc	1.750	10/09/19	1,406,227
2,550,000	Wal-Mart Stores, Inc	1.900	12/15/20	2,495,611
300,000	Wal-Mart Stores, Inc	2.350	12/15/22	289,955
1,000,000	Wal-Mart Stores, Inc	2.550	04/11/23	969,022
800,000	Wal-Mart Stores, Inc	3.300	04/22/24	798,658
1,500,000	Wal-Mart Stores, Inc	2.650	12/15/24	1,435,323
4,500,000	Wal-Mart Stores, Inc	3.625	12/15/47	4,209,053
500,000	Walmart, Inc	2.850	06/23/20	500,152
1,000,000	Walmart, Inc	3.125	06/23/21	1,002,006
475,000	Walmart, Inc	3.400	06/26/23	476,589
500,000	Walmart, Inc	3.550	06/26/25	502,266
1,500,000	Walmart, Inc	3.700	06/26/28	1,500,967
500,000	Walmart, Inc	3.950	06/28/38	498,607
1,000,000	Walmart, Inc	4.050	06/29/48	999,404
	TOTAL RETAILING			74,142,341

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
200,000	Altera Corp	4.100	11/15/23	206,557
500,000	Analog Devices, Inc	2.950	01/12/21	495,595
100,000	Analog Devices, Inc	2.500	12/05/21	96,215
325,000	Analog Devices, Inc	3.125	12/05/23	314,185
1,175,000	Analog Devices, Inc	3.500	12/05/26	1,124,743
100,000	Analog Devices, Inc	4.500	12/05/36	97,206
200,000	Analog Devices, Inc	5.300	12/15/45	213,369
300,000	Intel Corp	1.850	05/11/20	295,198
250,000	Intel Corp	2.450	07/29/20	247,850
400,000	Intel Corp	1.700	05/19/21	386,385
300,000	Intel Corp	2.350	05/11/22	291,769
1,250,000	Intel Corp	3.100	07/29/22	1,241,525
1,250,000	Intel Corp	2.700	12/15/22	1,222,688
1,500,000	Intel Corp	3.700	07/29/25	1,508,897
103

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,180,000	Intel Corp	2.600%	05/19/26	$2,033,602
400,000	Intel Corp	4.100	05/19/46	394,804
750,000	Intel Corp	4.100	05/11/47	739,529
2,578,000	Intel Corp	3.734	12/08/47	2,398,114
200,000	Marvell Technology Group Ltd	4.200	06/22/23	198,968
200,000	Marvell Technology Group Ltd	4.875	06/22/28	200,937
200,000	Maxim Integrated Products, Inc	3.375	03/15/23	196,214
150,000	Maxim Integrated Products, Inc	3.450	06/15/27	141,464
225,000	NVIDIA Corp	2.200	09/16/21	218,632
800,000	NVIDIA Corp	3.200	09/16/26	764,769
200,000	Texas Instruments, Inc	1.650	08/03/19	198,237
300,000	Texas Instruments, Inc	1.750	05/01/20	294,625
100,000	Texas Instruments, Inc	2.625	05/15/24	96,108
350,000	Texas Instruments, Inc	2.900	11/03/27	329,173
1,200,000	Texas Instruments, Inc	4.150	05/15/48	1,201,576
400,000	Xilinx, Inc	3.000	03/15/21	396,360
150,000	Xilinx, Inc	2.950	06/01/24	142,520
	TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			17,687,814

SOFTWARE & SERVICES - 0.9%
175,000	Activision Blizzard, Inc	2.300	09/15/21	169,788
100,000	Activision Blizzard, Inc	2.600	06/15/22	96,836
200,000	Activision Blizzard, Inc	3.400	09/15/26	190,099
300,000	Activision Blizzard, Inc	3.400	06/15/27	283,735
300,000	Activision Blizzard, Inc	4.500	06/15/47	283,040
20,000	Adobe Systems, Inc	4.750	02/01/20	20,432
775,000	Adobe Systems, Inc	3.250	02/01/25	756,863
250,000	Autodesk, Inc	4.375	06/15/25	251,234
300,000	Autodesk, Inc	3.500	06/15/27	279,257
500,000	Automatic Data Processing, Inc	2.250	09/15/20	493,604
500,000	Automatic Data Processing, Inc	3.375	09/15/25	495,888
500,000	Baidu, Inc	3.000	06/30/20	495,585
700,000	Baidu, Inc	2.875	07/06/22	673,807
200,000	Baidu, Inc	3.500	11/28/22	196,304
500,000	Baidu, Inc	3.875	09/29/23	494,558
300,000	Baidu, Inc	4.125	06/30/25	295,766
300,000	Baidu, Inc	3.625	07/06/27	280,721
500,000	Baidu, Inc	4.375	03/29/28	492,450
500,000	CA, Inc	5.375	12/01/19	511,058
250,000	CA, Inc	3.600	08/15/22	248,152
150,000	CA, Inc	4.700	03/15/27	150,035
200,000	Citrix Systems, Inc	4.500	12/01/27	192,611
200,000	DXC Technology Co	2.875	03/27/20	198,332
200,000	DXC Technology Co	4.450	09/18/22	203,140
200,000	DXC Technology Co	4.250	04/15/24	200,455
200,000	DXC Technology Co	4.750	04/15/27	204,625
300,000	Electronic Arts, Inc	3.700	03/01/21	302,358
300,000	Expedia, Inc	4.500	08/15/24	301,635
1,200,000	Expedia, Inc	5.000	02/15/26	1,221,793
1,000,000	Fidelity National Information Services, Inc	2.250	08/15/21	965,582
247,000	Fidelity National Information Services, Inc	4.500	10/15/22	253,890
163,000	Fidelity National Information Services, Inc	3.875	06/05/24	162,731
104

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$139,000	Fidelity National Information Services, Inc	5.000%	10/15/25	$146,298
1,000,000	Fidelity National Information Services, Inc	3.000	08/15/26	923,616
100,000	Fidelity National Information Services, Inc	4.250	05/15/28	100,140
300,000	Fidelity National Information Services, Inc	4.500	08/15/46	282,685
300,000	Fidelity National Information Services, Inc	4.750	05/15/48	297,043
1,350,000	Fiserv, Inc	3.500	10/01/22	1,342,874
500,000	Fiserv, Inc	3.850	06/01/25	495,392
100,000	IHS Markit Ltd	4.125	08/01/23	99,808
100,000	IHS Markit Ltd	4.750	08/01/28	100,240
300,000	International Business Machines Corp	1.900	01/27/20	296,352
250,000	International Business Machines Corp	2.250	02/19/21	244,945
500,000	International Business Machines Corp	2.900	11/01/21	492,590
300,000	International Business Machines Corp	2.500	01/27/22	292,079
300,000	International Business Machines Corp	1.875	08/01/22	284,357
500,000	International Business Machines Corp	2.875	11/09/22	489,420
300,000	International Business Machines Corp	3.300	01/27/27	292,706
19,000	International Business Machines Corp	5.600	11/30/39	22,647
835,000	International Business Machines Corp	4.000	06/20/42	809,939
1,500,000	International Business Machines Corp	4.700	02/19/46	1,625,938
175,000	Juniper Networks, Inc	4.600	03/15/21	178,728
200,000	Juniper Networks, Inc	4.500	03/15/24	203,322
750,000	Juniper Networks, Inc	4.350	06/15/25	747,509
200,000	Mastercard, Inc	2.000	11/21/21	193,295
1,000,000	Mastercard, Inc	3.375	04/01/24	999,570
200,000	Mastercard, Inc	2.950	11/21/26	190,495
200,000	Mastercard, Inc	3.800	11/21/46	191,300
750,000	Mastercard, Inc	3.500	02/26/48	740,098
300,000	Mastercard, Inc	3.950	02/26/48	295,341
1,000,000	Microsoft Corp	1.100	08/08/19	987,198
1,000,000	Microsoft Corp	1.850	02/06/20	987,842
300,000	Microsoft Corp	1.850	02/12/20	296,173
540,000	Microsoft Corp	3.000	10/01/20	542,575
500,000	Microsoft Corp	2.000	11/03/20	491,101
450,000	Microsoft Corp	4.000	02/08/21	461,335
850,000	Microsoft Corp	1.550	08/08/21	816,516
1,000,000	Microsoft Corp	2.400	02/06/22	976,655
1,300,000	Microsoft Corp	2.375	02/12/22	1,268,789
500,000	Microsoft Corp	2.650	11/03/22	489,685
400,000	Microsoft Corp	2.125	11/15/22	385,155
1,000,000	Microsoft Corp	2.000	08/08/23	944,945
400,000	Microsoft Corp	3.625	12/15/23	406,121
2,000,000	Microsoft Corp	2.875	02/06/24	1,954,629
500,000	Microsoft Corp	2.700	02/12/25	479,056
750,000	Microsoft Corp	3.125	11/03/25	733,845
2,300,000	Microsoft Corp	2.400	08/08/26	2,119,612
5,189,000	Microsoft Corp	3.300	02/06/27	5,094,487
925,000	Microsoft Corp	4.200	11/03/35	963,852
2,000,000	Microsoft Corp	3.450	08/08/36	1,905,269
1,575,000	Microsoft Corp	4.100	02/06/37	1,621,949
500,000	Microsoft Corp	3.500	11/15/42	465,199
300,000	Microsoft Corp	3.750	05/01/43	290,027
750,000	Microsoft Corp	3.750	02/12/45	724,942
575,000	Microsoft Corp	4.450	11/03/45	614,757
105

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	Microsoft Corp	3.700%	08/08/46	$958,315
1,350,000	Microsoft Corp	4.250	02/06/47	1,415,003
1,750,000	Microsoft Corp	4.000	02/12/55	1,730,968
500,000	Microsoft Corp	4.750	11/03/55	564,254
1,000,000	Microsoft Corp	3.950	08/08/56	976,550
1,800,000	Microsoft Corp	4.500	02/06/57	1,938,740
750,000	Oracle Corp	2.250	10/08/19	746,269
1,365,000	Oracle Corp	3.875	07/15/20	1,387,162
1,250,000	Oracle Corp	2.800	07/08/21	1,240,433
1,000,000	Oracle Corp	1.900	09/15/21	965,053
1,300,000	Oracle Corp	2.500	05/15/22	1,265,069
1,725,000	Oracle Corp	2.500	10/15/22	1,673,336
500,000	Oracle Corp	2.625	02/15/23	484,916
2,000,000	Oracle Corp	2.400	09/15/23	1,908,748
750,000	Oracle Corp	3.400	07/08/24	743,294
500,000	Oracle Corp	2.950	11/15/24	482,741
1,250,000	Oracle Corp	2.950	05/15/25	1,198,376
2,334,000	Oracle Corp	2.650	07/15/26	2,164,740
1,750,000	Oracle Corp	3.250	11/15/27	1,683,571
400,000	Oracle Corp	3.250	05/15/30	377,081
2,322,000	Oracle Corp	4.300	07/08/34	2,368,728
500,000	Oracle Corp	3.900	05/15/35	483,309
1,000,000	Oracle Corp	3.850	07/15/36	964,748
3,000,000	Oracle Corp	3.800	11/15/37	2,854,548
470,000	Oracle Corp	6.125	07/08/39	578,103
500,000	Oracle Corp	4.500	07/08/44	511,994
1,500,000	Oracle Corp	4.000	07/15/46	1,427,137
750,000	Oracle Corp	4.000	11/15/47	710,713
500,000	Oracle Corp	4.375	05/15/55	497,731
725,000	salesforce.com, Inc	3.250	04/11/23	719,573
800,000	salesforce.com, Inc	3.700	04/11/28	792,656
250,000	Total System Services, Inc	3.800	04/01/21	250,847
125,000	Total System Services, Inc	3.750	06/01/23	123,872
500,000	Total System Services, Inc	4.000	06/01/23	503,154
300,000	Total System Services, Inc	4.800	04/01/26	308,573
500,000	Total System Services, Inc	4.450	06/01/28	499,911
300,000	VMware, Inc	2.300	08/21/20	294,081
1,250,000	VMware, Inc	2.950	08/21/22	1,202,921
500,000	VMware, Inc	3.900	08/21/27	472,749
	TOTAL SOFTWARE & SERVICES			89,236,772

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
100,000	Alphabet, Inc	3.625	05/19/21	101,570
500,000	Alphabet, Inc	3.375	02/25/24	503,021
1,000,000	Alphabet, Inc	1.998	08/15/26	900,682
225,000	Amphenol Corp	2.200	04/01/20	221,038
125,000	Amphenol Corp	3.125	09/15/21	123,245
150,000	Amphenol Corp	4.000	02/01/22	151,985
200,000	Amphenol Corp	3.200	04/01/24	191,795
1,000,000	Apple, Inc	1.100	08/02/19	987,095
300,000	Apple, Inc	1.500	09/12/19	296,735
200,000	Apple, Inc	1.800	11/13/19	197,882
106

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Apple, Inc	1.900%	02/07/20	$494,092
200,000	Apple, Inc	1.800	05/11/20	196,652
500,000	Apple, Inc	2.000	11/13/20	491,123
2,500,000	Apple, Inc	2.250	02/23/21	2,454,197
2,750,000	Apple, Inc	1.550	08/04/21	2,637,749
750,000	Apple, Inc	2.150	02/09/22	724,993
500,000	Apple, Inc	2.500	02/09/22	488,926
500,000	Apple, Inc	2.300	05/11/22	484,473
750,000	Apple, Inc	2.700	05/13/22	736,998
400,000	Apple, Inc	2.100	09/12/22	383,076
500,000	Apple, Inc	2.400	01/13/23	482,506
400,000	Apple, Inc	2.850	02/23/23	392,862
750,000	Apple, Inc	3.000	02/09/24	735,064
2,250,000	Apple, Inc	3.450	05/06/24	2,252,060
750,000	Apple, Inc	2.850	05/11/24	728,193
1,500,000	Apple, Inc	2.750	01/13/25	1,436,505
750,000	Apple, Inc	2.500	02/09/25	708,400
750,000	Apple, Inc	3.200	05/13/25	735,285
2,350,000	Apple, Inc	3.250	02/23/26	2,295,831
1,000,000	Apple, Inc	2.450	08/04/26	921,677
750,000	Apple, Inc	3.350	02/09/27	733,248
750,000	Apple, Inc	3.200	05/11/27	724,667
1,000,000	Apple, Inc	3.000	06/20/27	951,011
1,500,000	Apple, Inc	2.900	09/12/27	1,412,735
1,250,000	Apple, Inc	3.000	11/13/27	1,185,781
1,375,000	Apple, Inc	4.500	02/23/36	1,476,646
750,000	Apple, Inc	4.450	05/06/44	786,778
1,350,000	Apple, Inc	3.450	02/09/45	1,209,184
800,000	Apple, Inc	4.375	05/13/45	830,543
1,250,000	Apple, Inc	4.650	02/23/46	1,348,184
750,000	Apple, Inc	3.850	08/04/46	718,005
1,000,000	Apple, Inc	4.250	02/09/47	1,018,875
750,000	Apple, Inc	3.750	09/12/47	702,121
750,000	Apple, Inc	3.750	11/13/47	703,264
1,000,000	Broadcom Corp	2.375	01/15/20	988,268
500,000	Broadcom Corp	2.200	01/15/21	484,433
1,500,000	Broadcom Corp	3.000	01/15/22	1,461,117
500,000	Broadcom Corp	2.650	01/15/23	471,981
1,100,000	Broadcom Corp	3.625	01/15/24	1,066,774
2,250,000	Broadcom Corp	3.125	01/15/25	2,089,497
1,750,000	Broadcom Corp	3.875	01/15/27	1,650,444
250,000	Broadcom Corp	3.500	01/15/28	227,031
1,900,000	Cisco Systems, Inc	4.450	01/15/20	1,937,348
1,250,000	Cisco Systems, Inc	2.900	03/04/21	1,245,469
300,000	Cisco Systems, Inc	1.850	09/20/21	289,389
400,000	Cisco Systems, Inc	3.000	06/15/22	397,864
500,000	Cisco Systems, Inc	2.600	02/28/23	486,558
1,300,000	Cisco Systems, Inc	2.200	09/20/23	1,237,039
1,100,000	Cisco Systems, Inc	3.625	03/04/24	1,115,398
400,000	Cisco Systems, Inc	3.500	06/15/25	399,109
500,000	Cisco Systems, Inc	2.950	02/28/26	480,387
2,500,000	Cisco Systems, Inc	2.500	09/20/26	2,311,418
600,000	Cisco Systems, Inc	5.900	02/15/39	745,713
107

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$225,000		Corning, Inc	4.250%	08/15/20	$227,750
300,000		Corning, Inc	2.900	05/15/22	293,399
100,000		Corning, Inc	5.750	08/15/40	112,032
200,000		Corning, Inc	4.750	03/15/42	199,972
700,000		Corning, Inc	4.375	11/15/57	611,943
1,175,000	g	Dell International LLC	4.420	06/15/21	1,192,408
1,500,000	g	Dell International LLC	5.450	06/15/23	1,575,563
2,000,000	g	Dell International LLC	6.020	06/15/26	2,129,893
1,000,000	g	Dell International LLC	8.100	07/15/36	1,198,902
1,000,000	g	Dell International LLC	8.350	07/15/46	1,241,632
800,000		Flextronics International Ltd	4.750	06/15/25	803,813
205,000		Harris Corp	2.700	04/27/20	202,966
500,000		Harris Corp	4.400	06/15/28	501,511
300,000		Harris Corp	4.854	04/27/35	307,536
300,000		Harris Corp	5.054	04/27/45	315,191
2,375,000		Hewlett Packard Enterprise Co	3.600	10/15/20	2,386,210
500,000		Hewlett Packard Enterprise Co	3.500	10/05/21	499,421
3,000,000		Hewlett Packard Enterprise Co	4.900	10/15/25	3,082,593
350,000		Hewlett Packard Enterprise Co	6.350	10/15/45	359,191
113,000		Hewlett-Packard Co	3.750	12/01/20	113,986
200,000		Hewlett-Packard Co	4.050	09/15/22	202,605
850,000		Hewlett-Packard Co	6.000	09/15/41	863,194
1,000,000		Jabil Circuit, Inc	4.700	09/15/22	1,016,700
100,000		Jabil, Inc	3.950	01/12/28	93,690
755,000		Koninklijke Philips Electronics NV	5.000	03/15/42	817,119
300,000		L-3 Communications Corp	4.950	02/15/21	308,544
52,000		L-3 Communications Corp	3.950	05/28/24	51,248
600,000		L-3 Communications Corp	3.850	12/15/26	576,907
250,000		L3 Technologies, Inc	3.850	06/15/23	250,563
500,000		L3 Technologies, Inc	4.400	06/15/28	498,263
100,000		Motorola Solutions, Inc	3.500	09/01/21	99,238
700,000		Motorola Solutions, Inc	3.750	05/15/22	693,915
250,000		Motorola Solutions, Inc	3.500	03/01/23	243,450
200,000		Motorola Solutions, Inc	4.000	09/01/24	195,985
450,000		Motorola Solutions, Inc	4.600	02/23/28	439,747
200,000		Motorola Solutions, Inc	5.500	09/01/44	187,530
200,000		NetApp, Inc	3.375	06/15/21	199,259
200,000		NetApp, Inc	3.300	09/29/24	190,922
1,400,000		QUALCOMM, Inc	2.250	05/20/20	1,381,677
500,000		QUALCOMM, Inc	3.000	05/20/22	492,851
750,000		QUALCOMM, Inc	2.900	05/20/24	717,629
500,000		QUALCOMM, Inc	3.450	05/20/25	485,890
2,000,000		QUALCOMM, Inc	3.250	05/20/27	1,879,594
500,000		QUALCOMM, Inc	4.650	05/20/35	508,043
500,000		QUALCOMM, Inc	4.800	05/20/45	505,670
1,000,000		QUALCOMM, Inc	4.300	05/20/47	941,997
500,000		Seagate HDD Cayman	4.250	03/01/22	496,794
1,250,000		Seagate HDD Cayman	4.750	01/01/25	1,198,032
200,000		Seagate HDD Cayman	4.875	06/01/27	187,032
200,000		Seagate HDD Cayman	5.750	12/01/34	180,884
200,000		Tech Data Corp	3.700	02/15/22	195,733
200,000		Tech Data Corp	4.950	02/15/27	195,548
108

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$250,000		Tyco Electronics Group S.A.	3.500%	02/03/22	$249,753
200,000		Tyco Electronics Group S.A.	3.450	08/01/24	194,517
100,000		Tyco Electronics Group S.A.	3.700	02/15/26	97,623
1,150,000		Tyco Electronics Group S.A.	3.125	08/15/27	1,068,993
415,000		Xerox Corp	2.750	09/01/20	405,847
1,250,000		Xerox Corp	3.625	03/15/23	1,189,936
200,000		Xerox Corp	6.750	12/15/39	199,427
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			93,400,250

TELECOMMUNICATION SERVICES - 1.0%
500,000		Alibaba Group Holding Ltd	2.500	11/28/19	497,399
500,000		Alibaba Group Holding Ltd	3.125	11/28/21	494,112
1,000,000		Alibaba Group Holding Ltd	2.800	06/06/23	962,701
1,250,000		Alibaba Group Holding Ltd	3.600	11/28/24	1,229,082
1,000,000		Alibaba Group Holding Ltd	3.400	12/06/27	931,658
500,000		Alibaba Group Holding Ltd	4.500	11/28/34	490,487
750,000		Alibaba Group Holding Ltd	4.000	12/06/37	687,809
1,000,000		Alibaba Group Holding Ltd	4.200	12/06/47	910,428
750,000		Alibaba Group Holding Ltd	4.400	12/06/57	685,671
1,680,000		America Movil SAB de C.V.	5.000	03/30/20	1,720,604
950,000		America Movil SAB de C.V.	3.125	07/16/22	930,089
440,000		America Movil SAB de C.V.	6.125	03/30/40	518,034
1,625,000		America Movil SAB de C.V.	4.375	07/16/42	1,582,922
500,000		AT&T, Inc	3.200	03/01/22	492,489
500,000		AT&T, Inc	3.800	03/01/24	494,955
1,000,000		AT&T, Inc	4.450	04/01/24	1,017,301
1,500,000		AT&T, Inc	3.400	05/15/25	1,427,444
1,250,000		AT&T, Inc	4.125	02/17/26	1,234,531
1,300,000		AT&T, Inc	4.250	03/01/27	1,282,497
4,705,000	g	AT&T, Inc	4.100	02/15/28	4,559,766
8,525,000	g	AT&T, Inc	4.300	02/15/30	8,192,732
1,175,000		AT&T, Inc	4.500	05/15/35	1,096,442
1,500,000		AT&T, Inc	5.250	03/01/37	1,493,167
1,500,000	g	AT&T, Inc	4.900	08/15/37	1,432,446
145,000		AT&T, Inc	6.000	08/15/40	155,038
92,000		AT&T, Inc	5.350	09/01/40	91,129
100,000		AT&T, Inc	6.375	03/01/41	110,060
550,000		AT&T, Inc	5.150	03/15/42	530,148
2,366,000		AT&T, Inc	4.300	12/15/42	2,045,757
1,250,000		AT&T, Inc	4.800	06/15/44	1,151,150
2,854,000		AT&T, Inc	4.350	06/15/45	2,454,963
1,025,000		AT&T, Inc	4.750	05/15/46	935,027
750,000		AT&T, Inc	5.650	02/15/47	768,134
2,100,000		AT&T, Inc	5.450	03/01/47	2,098,257
1,425,000		AT&T, Inc	4.500	03/09/48	1,241,387
1,250,000	g	AT&T, Inc	5.150	02/15/50	1,181,162
500,000		AT&T, Inc	5.700	03/01/57	506,191
2,750,000	g	AT&T, Inc	5.300	08/15/58	2,620,465
500,000		Bell Canada, Inc	4.464	04/01/48	490,505
1,150,000		British Telecommunications plc	9.625	12/15/30	1,633,431
1,240,000		Deutsche Telekom International Finance BV	8.750	06/15/30	1,664,217
2,700,000		France Telecom S.A.	4.125	09/14/21	2,762,086
745,000		France Telecom S.A.	9.000	03/01/31	1,056,782
109

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$600,000		France Telecom S.A.	5.375%	01/13/42	$656,152
250,000		Koninklijke KPN NV	8.375	10/01/30	322,074
400,000		Orange S.A.	5.500	02/06/44	445,329
200,000		Rogers Communications, Inc	4.100	10/01/23	203,229
1,713,000		Rogers Communications, Inc	3.625	12/15/25	1,672,622
200,000		Rogers Communications, Inc	2.900	11/15/26	183,666
125,000		Rogers Communications, Inc	4.500	03/15/43	122,441
300,000		Rogers Communications, Inc	5.450	10/01/43	325,623
600,000		Rogers Communications, Inc	5.000	03/15/44	626,961
150,000		Rogers Communications, Inc	4.300	02/15/48	144,209
2,020,000		Telefonica Emisiones SAU	5.134	04/27/20	2,075,996
1,175,000		Telefonica Emisiones SAU	4.103	03/08/27	1,128,817
300,000		Telefonica Emisiones SAU	7.045	06/20/36	361,508
1,000,000		Telefonica Emisiones SAU	4.665	03/06/38	938,315
1,300,000		Telefonica Emisiones SAU	5.213	03/08/47	1,260,996
1,000,000		Telefonica Emisiones SAU	4.895	03/06/48	929,968
392,000		Telefonica Europe BV	8.250	09/15/30	501,316
100,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	102,417
200,000		TELUS Corp	2.800	02/16/27	182,222
200,000		TELUS Corp	3.700	09/15/27	194,517
500,000		TELUS Corp	4.600	11/16/48	496,729
1,409,000		Verizon Communications, Inc	4.600	04/01/21	1,452,919
2,500,000		Verizon Communications, Inc	3.500	11/01/24	2,466,119
5,213,000		Verizon Communications, Inc	3.376	02/15/25	5,070,266
2,750,000		Verizon Communications, Inc	4.125	03/16/27	2,751,364
4,841,000	g	Verizon Communications, Inc	4.329	09/21/28	4,868,628
1,500,000		Verizon Communications, Inc	4.500	08/10/33	1,487,748
3,000,000		Verizon Communications, Inc	4.400	11/01/34	2,922,183
3,400,000		Verizon Communications, Inc	4.272	01/15/36	3,236,468
1,150,000		Verizon Communications, Inc	4.750	11/01/41	1,129,301
750,000		Verizon Communications, Inc	5.500	03/16/47	817,541
650,000		Vodafone Group plc	4.375	03/16/21	664,751
500,000		Vodafone Group plc	2.500	09/26/22	479,569
800,000		Vodafone Group plc	2.950	02/19/23	771,419
1,000,000		Vodafone Group plc	3.750	01/16/24	988,547
750,000		Vodafone Group plc	4.125	05/30/25	743,898
2,050,000		Vodafone Group plc	4.375	05/30/28	2,018,618
150,000		Vodafone Group plc	6.150	02/27/37	165,463
750,000		Vodafone Group plc	5.000	05/30/38	739,247
1,700,000		Vodafone Group plc	4.375	02/19/43	1,526,479
1,000,000		Vodafone Group plc	5.250	05/30/48	1,002,470
		TOTAL TELECOMMUNICATION SERVICES			106,038,760

TRANSPORTATION - 0.7%
378,819		American Airlines, Inc	3.000	10/15/28	353,070
1,300,000		Boeing Co	1.650	10/30/20	1,263,964
750,000		Boeing Co	2.800	03/01/23	734,558
400,000		Boeing Co	2.600	10/30/25	373,895
200,000		Boeing Co	2.250	06/15/26	181,108
250,000		Boeing Co	2.800	03/01/27	234,945
500,000		Boeing Co	3.250	03/01/28	482,377
500,000		Boeing Co	3.550	03/01/38	470,573
110

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$350,000	Boeing Co	5.875%	02/15/40	$432,109
300,000	Boeing Co	3.375	06/15/46	266,679
250,000	Boeing Co	3.650	03/01/47	231,185
100,000	Boeing Co	3.625	03/01/48	91,929
555,000	Burlington Northern Santa Fe LLC	4.700	10/01/19	564,960
300,000	Burlington Northern Santa Fe LLC	3.050	03/15/22	296,766
150,000	Burlington Northern Santa Fe LLC	3.050	09/01/22	148,397
500,000	Burlington Northern Santa Fe LLC	3.850	09/01/23	510,345
500,000	Burlington Northern Santa Fe LLC	3.750	04/01/24	505,498
150,000	Burlington Northern Santa Fe LLC	3.400	09/01/24	148,963
300,000	Burlington Northern Santa Fe LLC	3.000	04/01/25	290,689
700,000	Burlington Northern Santa Fe LLC	3.650	09/01/25	702,949
1,150,000	Burlington Northern Santa Fe LLC	3.250	06/15/27	1,122,019
360,000	Burlington Northern Santa Fe LLC	5.750	05/01/40	430,296
250,000	Burlington Northern Santa Fe LLC	5.050	03/01/41	275,677
200,000	Burlington Northern Santa Fe LLC	4.400	03/15/42	203,983
500,000	Burlington Northern Santa Fe LLC	5.150	09/01/43	559,787
500,000	Burlington Northern Santa Fe LLC	4.900	04/01/44	540,659
300,000	Burlington Northern Santa Fe LLC	4.550	09/01/44	311,935
1,000,000	Burlington Northern Santa Fe LLC	4.150	04/01/45	984,694
200,000	Burlington Northern Santa Fe LLC	4.700	09/01/45	211,871
750,000	Burlington Northern Santa Fe LLC	3.900	08/01/46	711,394
400,000	Burlington Northern Santa Fe LLC	4.125	06/15/47	395,845
1,175,000	Burlington Northern Santa Fe LLC	4.050	06/15/48	1,141,254
200,000	Burlington Northern Santa Fe LLC	4.150	12/15/48	197,417
500,000	Canadian National Railway Co	2.400	02/03/20	495,812
100,000	Canadian National Railway Co	2.850	12/15/21	98,615
300,000	Canadian National Railway Co	2.250	11/15/22	285,460
200,000	Canadian National Railway Co	2.950	11/21/24	192,691
200,000	Canadian National Railway Co	6.900	07/15/28	246,559
200,000	Canadian National Railway Co	6.250	08/01/34	244,363
250,000	Canadian National Railway Co	3.500	11/15/42	222,709
100,000	Canadian National Railway Co	4.500	11/07/43	101,994
400,000	Canadian National Railway Co	3.200	08/02/46	339,246
500,000	Canadian National Railway Co	3.650	02/03/48	462,232
1,800,000	Canadian Pacific Railway Co	2.900	02/01/25	1,710,889
300,000	Canadian Pacific Railway Co	4.000	06/01/28	301,061
200,000	Canadian Pacific Railway Co	7.125	10/15/31	250,955
250,000	Canadian Pacific Railway Co	5.950	05/15/37	296,382
200,000	Canadian Pacific Railway Co	6.125	09/15/15	236,082
200,000	Carnival Corp	3.950	10/15/20	202,863
300,000	CH Robinson Worldwide, Inc	4.200	04/15/28	296,019
258,831	Continental Airlines, Inc	4.750	01/12/21	263,657
23,846	Continental Airlines, Inc	5.983	04/19/22	25,109
376,953	Continental Airlines, Inc	4.150	04/11/24	379,916
154,511	Continental Airlines, Inc	4.000	10/29/24	154,511
125,000	CSX Corp	3.700	11/01/23	125,260
300,000	CSX Corp	3.400	08/01/24	296,661
200,000	CSX Corp	3.350	11/01/25	193,783
1,200,000	CSX Corp	2.600	11/01/26	1,090,815
500,000	CSX Corp	3.250	06/01/27	473,561
750,000	CSX Corp	3.800	03/01/28	738,873
100,000	CSX Corp	6.000	10/01/36	118,216
111

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	CSX Corp	6.150%	05/01/37	$240,024
400,000	CSX Corp	5.500	04/15/41	446,558
350,000	CSX Corp	4.400	03/01/43	346,452
100,000	CSX Corp	4.100	03/15/44	94,261
675,000	CSX Corp	3.800	11/01/46	609,335
750,000	CSX Corp	4.300	03/01/48	732,981
200,000	CSX Corp	3.950	05/01/50	180,348
300,000	CSX Corp	4.500	08/01/54	287,610
150,000	CSX Corp	4.250	11/01/66	134,288
300,000	CSX Corp	4.650	03/01/68	289,427
203,757	Delta Air Lines, Inc	5.300	04/15/19	205,286
150,000	Delta Air Lines, Inc	2.875	03/13/20	148,778
96,988	Delta Air Lines, Inc	4.750	05/07/20	98,684
125,000	Delta Air Lines, Inc	2.600	12/04/20	122,263
100,000	Delta Air Lines, Inc	3.400	04/19/21	99,374
700,000	Delta Air Lines, Inc	3.625	03/15/22	691,237
300,000	Delta Air Lines, Inc	3.800	04/19/23	293,842
108,827	Delta Air Lines, Inc	3.625	07/30/27	107,724
200,000	Delta Air Lines, Inc	4.375	04/19/28	193,101
100,000	FedEx Corp	2.300	02/01/20	99,116
300,000	FedEx Corp	4.000	01/15/24	307,218
100,000	FedEx Corp	3.200	02/01/25	97,359
300,000	FedEx Corp	3.250	04/01/26	288,983
400,000	FedEx Corp	3.300	03/15/27	382,043
1,250,000	FedEx Corp	3.400	02/15/28	1,197,250
1,000,000	FedEx Corp	4.900	01/15/34	1,058,967
200,000	FedEx Corp	3.900	02/01/35	188,084
600,000	FedEx Corp	3.875	08/01/42	531,574
750,000	FedEx Corp	4.750	11/15/45	749,875
300,000	FedEx Corp	4.550	04/01/46	293,606
200,000	FedEx Corp	4.400	01/15/47	190,716
550,000	FedEx Corp	4.050	02/15/48	492,324
200,000	FedEx Corp	4.500	02/01/65	177,432
100,000	GATX Corp	2.600	03/30/20	98,735
500,000	GATX Corp	3.250	09/15/26	459,937
200,000	GATX Corp	3.500	03/15/28	183,699
200,000	GATX Corp	4.550	11/07/28	199,436
225,000	GATX Corp	5.200	03/15/44	232,643
200,000	JB Hunt Transport Services, Inc	3.300	08/15/22	196,129
100,000	Kansas City Southern	3.000	05/15/23	96,156
100,000	Kansas City Southern	3.125	06/01/26	91,919
100,000	Kansas City Southern	4.300	05/15/43	93,775
175,000	Kansas City Southern	4.950	08/15/45	179,679
800,000	Kansas City Southern	4.700	05/01/48	794,632
200,000	Kirby Corp	4.200	03/01/28	195,378
100,000	Norfolk Southern Corp	3.250	12/01/21	99,695
250,000	Norfolk Southern Corp	3.000	04/01/22	245,946
1,291,000	Norfolk Southern Corp	2.903	02/15/23	1,258,669
500,000	Norfolk Southern Corp	3.650	08/01/25	496,484
200,000	Norfolk Southern Corp	2.900	06/15/26	187,714
300,000	Norfolk Southern Corp	3.150	06/01/27	284,076
500,000	Norfolk Southern Corp	3.800	08/01/28	494,506
112

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$16,000	Norfolk Southern Corp	4.837%	10/01/41	$16,813
300,000	Norfolk Southern Corp	4.450	06/15/45	300,409
200,000	Norfolk Southern Corp	4.650	01/15/46	205,882
128,000	Norfolk Southern Corp	3.942	11/01/47	118,681
1,275,000	Norfolk Southern Corp	4.150	02/28/48	1,230,000
500,000	Norfolk Southern Corp	5.100	08/01/18	492,664
750,000	Northrop Grumman Corp	2.080	10/15/20	733,100
650,000	Northrop Grumman Corp	3.500	03/15/21	653,247
1,000,000	Northrop Grumman Corp	2.550	10/15/22	963,367
400,000	Northrop Grumman Corp	3.250	08/01/23	392,755
750,000	Northrop Grumman Corp	2.930	01/15/25	711,944
300,000	Northrop Grumman Corp	3.200	02/01/27	282,779
850,000	Northrop Grumman Corp	3.250	01/15/28	799,282
100,000	Northrop Grumman Corp	5.050	11/15/40	107,059
400,000	Northrop Grumman Corp	4.750	06/01/43	414,482
300,000	Northrop Grumman Corp	3.850	04/15/45	272,159
1,150,000	Northrop Grumman Corp	4.030	10/15/47	1,076,330
500,000	Royal Caribbean Cruises Ltd	2.650	11/28/20	491,634
500,000	Royal Caribbean Cruises Ltd	3.700	03/15/28	463,401
1,400,000	Ryder System, Inc	2.500	05/11/20	1,383,112
500,000	Ryder System, Inc	3.500	06/01/21	499,525
500,000	Ryder System, Inc	2.500	09/01/22	478,505
200,000	Ryder System, Inc	3.400	03/01/23	197,351
200,000	Ryder System, Inc	3.750	06/09/23	199,506
100,000	Southwest Airlines Co	2.750	11/06/19	99,651
400,000	Southwest Airlines Co	2.650	11/05/20	394,305
200,000	Southwest Airlines Co	2.750	11/16/22	193,439
200,000	Southwest Airlines Co	3.000	11/15/26	184,701
200,000	Southwest Airlines Co	3.450	11/16/27	188,905
86,392	Spirit Airlines, Inc	4.100	04/01/28	86,068
450,000	Union Pacific Corp	2.250	06/19/20	443,994
300,000	Union Pacific Corp	3.200	06/08/21	299,797
331,000	Union Pacific Corp	4.163	07/15/22	339,156
500,000	Union Pacific Corp	2.950	01/15/23	487,432
300,000	Union Pacific Corp	3.500	06/08/23	299,144
277,000	Union Pacific Corp	3.646	02/15/24	276,129
200,000	Union Pacific Corp	3.750	03/15/24	200,452
200,000	Union Pacific Corp	3.250	01/15/25	194,051
500,000	Union Pacific Corp	3.750	07/15/25	499,820
200,000	Union Pacific Corp	3.250	08/15/25	193,933
300,000	Union Pacific Corp	2.750	03/01/26	279,787
1,000,000	Union Pacific Corp	3.000	04/15/27	943,097
1,000,000	Union Pacific Corp	3.950	09/10/28	1,002,069
100,000	Union Pacific Corp	3.375	02/01/35	89,844
100,000	Union Pacific Corp	3.600	09/15/37	91,454
500,000	Union Pacific Corp	4.375	09/10/38	507,836
100,000	Union Pacific Corp	4.300	06/15/42	98,060
150,000	Union Pacific Corp	4.250	04/15/43	145,763
200,000	Union Pacific Corp	4.050	11/15/45	189,547
200,000	Union Pacific Corp	3.350	08/15/46	168,364
300,000	Union Pacific Corp	4.000	04/15/47	282,891
1,000,000	Union Pacific Corp	4.500	09/10/48	1,016,080
770,000	Union Pacific Corp	3.799	10/01/51	682,944
113

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Union Pacific Corp	3.875%	02/01/55	$175,553
500,000		Union Pacific Corp	4.800	09/10/58	513,727
300,000		Union Pacific Corp	4.375	11/15/65	277,154
200,000		Union Pacific Corp	4.100	09/15/67	176,735
179,399		Union Pacific Railroad Co	2.695	05/12/27	166,054
600,000		United Parcel Service, Inc	2.050	04/01/21	584,222
500,000		United Parcel Service, Inc	2.350	05/16/22	483,065
1,400,000		United Parcel Service, Inc	2.450	10/01/22	1,353,259
500,000		United Parcel Service, Inc	2.500	04/01/23	482,053
300,000		United Parcel Service, Inc	2.800	11/15/24	287,869
125,000		United Parcel Service, Inc	2.400	11/15/26	114,080
500,000		United Parcel Service, Inc	3.050	11/15/27	477,467
35,000		United Parcel Service, Inc	6.200	01/15/38	43,843
450,000		United Parcel Service, Inc	3.625	10/01/42	406,873
400,000		United Parcel Service, Inc	3.400	11/15/46	345,643
500,000		United Parcel Service, Inc	3.750	11/15/47	463,514
		TOTAL TRANSPORTATION			71,195,223

UTILITIES - 1.8%
200,000		Advocate Health & Hospitals Corp	3.829	08/15/28	201,627
100,000		Advocate Health & Hospitals Corp	4.272	08/15/48	100,447
200,000		AEP Texas, Inc	2.400	10/01/22	191,198
200,000	g	AEP Texas, Inc	3.950	06/01/28	198,606
200,000		AEP Texas, Inc	3.800	10/01/47	178,949
200,000		AEP Transmission Co LLC	3.100	12/01/26	190,145
600,000		AEP Transmission Co LLC	4.000	12/01/46	567,844
200,000		AEP Transmission Co LLC	3.750	12/01/47	182,498
200,000		AEP Transmission Co LLC	4.250	09/15/48	199,282
400,000		AGL Capital Corp	3.250	06/15/26	373,797
275,000		AGL Capital Corp	4.400	06/01/43	263,851
200,000		Alabama Power Co	2.450	03/30/22	193,793
475,000		Alabama Power Co	3.550	12/01/23	474,435
200,000		Alabama Power Co	3.850	12/01/42	186,706
400,000		Alabama Power Co	3.750	03/01/45	366,994
300,000		Alabama Power Co	4.300	01/02/46	298,160
750,000		Alabama Power Co	3.700	12/01/47	675,806
500,000		Alabama Power Co	4.300	07/15/48	500,165
300,000		Ameren Corp	2.700	11/15/20	295,964
600,000		Ameren Illinois Co	2.700	09/01/22	583,605
300,000		Ameren Illinois Co	3.800	05/15/28	301,535
125,000		Ameren Illinois Co	4.150	03/15/46	122,999
1,000,000		Ameren Illinois Co	3.700	12/01/47	927,326
125,000		American Electric Power Co, Inc	2.150	11/13/20	122,330
200,000		American Electric Power Co, Inc	3.200	11/13/27	187,262
500,000		American Water Capital Corp	3.850	03/01/24	504,575
300,000		American Water Capital Corp	3.400	03/01/25	294,503
200,000		American Water Capital Corp	2.950	09/01/27	187,038
500,000		American Water Capital Corp	3.750	09/01/28	494,845
225,000		American Water Capital Corp	4.300	12/01/42	221,322
150,000		American Water Capital Corp	4.300	09/01/45	146,875
100,000		American Water Capital Corp	4.000	12/01/46	93,414
825,000		American Water Capital Corp	3.750	09/01/47	748,194
114

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		American Water Capital Corp	4.200%	09/01/48	$490,683
200,000		Appalachian Power Co	3.300	06/01/27	191,116
200,000		Arizona Public Service Co	2.950	09/15/27	186,670
350,000		Arizona Public Service Co	4.500	04/01/42	360,141
200,000		Arizona Public Service Co	4.350	11/15/45	200,512
410,000		Arizona Public Service Co	3.750	05/15/46	373,098
200,000		Arizona Public Service Co	4.200	08/15/48	197,186
650,000		Atmos Energy Corp	3.000	06/15/27	614,117
100,000		Atmos Energy Corp	5.500	06/15/41	113,784
125,000		Atmos Energy Corp	4.150	01/15/43	121,261
300,000		Atmos Energy Corp	4.125	10/15/44	291,345
275,000		Avangrid, Inc	3.150	12/01/24	262,052
150,000		Avista Corp	4.350	06/01/48	149,686
100,000		Baltimore Gas & Electric Co	3.500	11/15/21	100,018
200,000		Baltimore Gas & Electric Co	2.400	08/15/26	180,383
150,000		Baltimore Gas & Electric Co	3.500	08/15/46	131,831
200,000		Baltimore Gas & Electric Co	3.750	08/15/47	183,165
200,000		Baltimore Gas & Electric Co	4.250	09/15/48	198,605
1,150,000	g	Bayer US Finance II LLC	5.500	08/15/25	1,198,882
200,000	g	Bayer US Finance II LLC	4.650	11/15/43	182,554
350,000	g	Bayer US Finance II LLC	3.950	04/15/45	290,453
325,000		Berkshire Hathaway Energy Co	2.400	02/01/20	322,306
200,000		Berkshire Hathaway Energy Co	2.375	01/15/21	196,763
200,000		Berkshire Hathaway Energy Co	2.800	01/15/23	194,408
350,000		Berkshire Hathaway Energy Co	3.500	02/01/25	344,186
175,000		Berkshire Hathaway Energy Co	3.250	04/15/28	165,576
200,000		Berkshire Hathaway Energy Co	5.150	11/15/43	216,423
500,000		Berkshire Hathaway Energy Co	4.500	02/01/45	499,515
400,000		Berkshire Hathaway Energy Co	3.800	07/15/48	360,460
400,000	g	Berkshire Hathaway Energy Co	4.450	01/15/49	398,268
200,000		Black Hills Corp	4.250	11/30/23	202,772
100,000		Black Hills Corp	3.950	01/15/26	97,844
100,000		Black Hills Corp	3.150	01/15/27	91,889
300,000		Black Hills Corp	4.350	05/01/33	293,630
200,000		Black Hills Corp	4.200	09/15/46	184,161
350,000		Carolina Power & Light Co	3.000	09/15/21	347,050
150,000		Carolina Power & Light Co	2.800	05/15/22	147,109
400,000		CenterPoint Energy Houston Electric LLC	2.250	08/01/22	381,892
200,000		CenterPoint Energy Houston Electric LLC	2.400	09/01/26	181,372
300,000		CenterPoint Energy Houston Electric LLC	3.000	02/01/27	283,366
100,000		CenterPoint Energy Houston Electric LLC	6.950	03/15/33	128,849
300,000		CenterPoint Energy Houston Electric LLC	3.950	03/01/48	289,969
423,000		CenterPoint Energy Resources Corp	4.500	01/15/21	430,540
200,000		CenterPoint Energy Resources Corp	3.550	04/01/23	198,014
200,000		CenterPoint Energy Resources Corp	4.000	04/01/28	196,940
700,000		CenterPoint Energy Resources Corp	4.100	09/01/47	641,335
200,000		CenterPoint Energy, Inc	2.500	09/01/22	191,116
200,000		Cleco Corporate Holdings LLC	3.743	05/01/26	188,697
200,000		Cleco Corporate Holdings LLC	4.973	05/01/46	196,384
790,000		CMS Energy Corp	3.450	08/15/27	756,843
300,000		Columbia Pipeline Group, Inc	3.300	06/01/20	299,482
300,000		Columbia Pipeline Group, Inc	4.500	06/01/25	303,205
300,000		Columbia Pipeline Group, Inc	5.800	06/01/45	333,362
115

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$775,000	Commonwealth Edison Co	4.000%	08/01/20	$784,881
250,000	Commonwealth Edison Co	2.550	06/15/26	229,189
2,355,000	Commonwealth Edison Co	2.950	08/15/27	2,199,208
300,000	Commonwealth Edison Co	3.700	08/15/28	299,093
200,000	Commonwealth Edison Co	3.800	10/01/42	187,093
300,000	Commonwealth Edison Co	4.700	01/15/44	318,595
100,000	Commonwealth Edison Co	3.700	03/01/45	91,753
250,000	Commonwealth Edison Co	3.650	06/15/46	226,101
400,000	Commonwealth Edison Co	3.750	08/15/47	369,339
1,000,000	Commonwealth Edison Co	4.000	03/01/48	963,202
125,000	Connecticut Light & Power Co	3.200	03/15/27	120,099
400,000	Connecticut Light & Power Co	4.300	04/15/44	408,632
250,000	Connecticut Light & Power Co	4.150	06/01/45	250,372
300,000	Connecticut Light & Power Co	4.000	04/01/48	295,122
1,390,000	Consolidated Edison Co of New York, Inc	4.450	06/15/20	1,415,928
200,000	Consolidated Edison Co of New York, Inc	3.800	05/15/28	201,043
200,000	Consolidated Edison Co of New York, Inc	4.200	03/15/42	195,603
550,000	Consolidated Edison Co of New York, Inc	3.950	03/01/43	525,354
600,000	Consolidated Edison Co of New York, Inc	4.450	03/15/44	615,384
150,000	Consolidated Edison Co of New York, Inc	4.500	12/01/45	153,037
400,000	Consolidated Edison Co of New York, Inc	3.850	06/15/46	372,318
400,000	Consolidated Edison Co of New York, Inc	3.875	06/15/47	372,306
200,000	Consolidated Edison Co of New York, Inc	4.625	12/01/54	203,085
200,000	Consolidated Edison Co of New York, Inc	4.300	12/01/56	190,561
1,300,000	Consolidated Edison Co of New York, Inc	4.000	11/15/57	1,164,805
400,000	Consolidated Edison Co of New York, Inc	4.500	05/15/58	395,001
200,000	Consolidated Edison, Inc	2.000	03/15/20	196,646
100,000	Consolidated Edison, Inc	2.000	05/15/21	96,597
150,000	Consumers Energy Co	2.850	05/15/22	147,804
200,000	Consumers Energy Co	3.375	08/15/23	198,796
600,000	Consumers Energy Co	3.950	07/15/47	581,083
500,000	Consumers Energy Co	4.050	05/15/48	491,999
200,000	Delmarva Power & Light Co	4.150	05/15/45	194,884
500,000	Dominion Energy, Inc	2.579	07/01/20	493,495
150,000	Dominion Gas Holdings LLC	2.500	12/15/19	148,867
250,000	Dominion Gas Holdings LLC	2.800	11/15/20	246,200
200,000	Dominion Gas Holdings LLC	3.550	11/01/23	197,413
200,000	Dominion Gas Holdings LLC	3.600	12/15/24	195,117
200,000	Dominion Gas Holdings LLC	4.800	11/01/43	202,203
200,000	Dominion Gas Holdings LLC	4.600	12/15/44	196,432
150,000	Dominion Resources, Inc	1.600	08/15/19	148,274
1,700,000	Dominion Resources, Inc	4.450	03/15/21	1,731,488
200,000	Dominion Resources, Inc	4.700	12/01/44	201,863
100,000	DTE Electric Co	3.700	06/01/46	92,160
500,000	DTE Electric Co	3.750	08/15/47	463,275
1,000,000	DTE Electric Co	4.050	05/15/48	982,664
200,000	DTE Energy Co	3.300	06/15/22	197,400
500,000	DTE Energy Co	3.700	08/01/23	499,066
200,000	DTE Energy Co	3.800	03/15/27	195,376
400,000	DTE Energy Electric Company	3.450	10/01/20	401,251
200,000	DTE Energy Electric Company	3.850	12/01/23	200,157
200,000	DTE Energy Electric Company	3.650	03/15/24	200,299
116

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	DTE Energy Electric Company	3.500%	06/01/24	$196,867
200,000	DTE Energy Electric Company	4.000	04/01/43	193,608
125,000	Duke Energy Carolinas LLC	4.300	06/15/20	127,833
200,000	Duke Energy Carolinas LLC	2.500	03/15/23	192,200
2,000,000	Duke Energy Carolinas LLC	3.050	03/15/23	1,967,849
200,000	Duke Energy Carolinas LLC	2.950	12/01/26	189,813
300,000	Duke Energy Carolinas LLC	3.750	06/01/45	276,159
200,000	Duke Energy Carolinas LLC	3.875	03/15/46	185,453
1,750,000	Duke Energy Carolinas LLC	3.700	12/01/47	1,589,788
1,500,000	Duke Energy Carolinas LLC	3.950	03/15/48	1,428,405
746,000	Duke Energy Corp	5.050	09/15/19	760,265
250,000	Duke Energy Corp	1.800	09/01/21	238,914
300,000	Duke Energy Corp	3.050	08/15/22	293,870
300,000	Duke Energy Corp	3.950	10/15/23	303,621
1,375,000	Duke Energy Corp	2.650	09/01/26	1,242,557
300,000	Duke Energy Corp	4.800	12/15/45	308,667
2,000,000	Duke Energy Corp	3.750	09/01/46	1,754,829
1,200,000	Duke Energy Florida LLC	3.200	01/15/27	1,153,223
300,000	Duke Energy Florida LLC	3.800	07/15/28	299,504
500,000	Duke Energy Florida LLC	3.400	10/01/46	433,707
300,000	Duke Energy Florida LLC	4.200	07/15/48	297,937
300,000	Duke Energy Indiana LLC	3.750	05/15/46	273,904
200,000	Duke Energy Ohio, Inc	3.700	06/15/46	181,262
300,000	Duke Energy Progress LLC	3.375	09/01/23	299,085
300,000	Duke Energy Progress LLC	3.250	08/15/25	291,454
300,000	Duke Energy Progress LLC	3.700	09/01/28	297,396
300,000	Duke Energy Progress LLC	4.200	08/15/45	296,633
500,000	Duke Energy Progress LLC	3.700	10/15/46	455,911
200,000	Duke Energy Progress LLC	3.600	09/15/47	178,757
400,000	Duke Energy Progress, Inc	4.375	03/30/44	404,899
500,000	Duke Energy Progress, Inc	4.150	12/01/44	489,005
200,000	Edison International	2.125	04/15/20	196,092
200,000	Edison International	2.400	09/15/22	188,818
300,000	Edison International	4.125	03/15/28	296,757
200,000	El Paso Electric Co	5.000	12/01/44	202,447
300,000	Emera US Finance LP	2.700	06/15/21	291,207
800,000	Emera US Finance LP	3.550	06/15/26	753,107
300,000	Emera US Finance LP	4.750	06/15/46	292,104
50,000	Empresa Nacional de Electricidad S.A.	4.250	04/15/24	49,594
125,000	Entergy Arkansas, Inc	3.750	02/15/21	125,845
175,000	Entergy Arkansas, Inc	3.700	06/01/24	175,715
600,000	Entergy Arkansas, Inc	3.500	04/01/26	590,933
200,000	Entergy Corp	5.125	09/15/20	205,253
200,000	Entergy Corp	4.000	07/15/22	202,318
300,000	Entergy Corp	2.950	09/01/26	275,475
200,000	Entergy Louisiana LLC	4.050	09/01/23	204,382
200,000	Entergy Louisiana LLC	2.400	10/01/26	180,110
200,000	Entergy Louisiana LLC	3.120	09/01/27	188,433
1,500,000	Entergy Louisiana LLC	4.000	03/15/33	1,502,488
300,000	Entergy Louisiana LLC	4.200	09/01/48	297,568
500,000	Eversource Energy	2.500	03/15/21	491,138
300,000	Eversource Energy	2.750	03/15/22	293,575
300,000	Eversource Energy	2.900	10/01/24	284,717
117

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Eversource Energy	3.300%	01/15/28	$188,470
825,000	Exelon Corp	2.850	06/15/20	817,714
1,122,000	Exelon Corp	2.450	04/15/21	1,090,411
1,000,000	Exelon Corp	3.497	06/01/22	982,441
300,000	Exelon Corp	3.950	06/15/25	299,023
200,000	Exelon Corp	3.400	04/15/26	191,283
500,000	Exelon Corp	4.950	06/15/35	523,702
200,000	Exelon Corp	4.450	04/15/46	193,581
150,000	Exelon Generation Co LLC	3.400	03/15/22	148,626
200,000	Exelon Generation Co LLC	4.250	06/15/22	202,944
500,000	FirstEnergy Corp	2.850	07/15/22	483,261
1,750,000	FirstEnergy Corp	3.900	07/15/27	1,701,456
1,250,000	FirstEnergy Corp	4.850	07/15/47	1,269,509
400,000	Florida Power & Light Co	2.750	06/01/23	388,462
500,000	Florida Power & Light Co	3.250	06/01/24	492,523
907,000	Florida Power & Light Co	3.125	12/01/25	880,008
100,000	Florida Power & Light Co	4.125	02/01/42	100,256
200,000	Florida Power & Light Co	4.050	06/01/42	197,269
450,000	Florida Power & Light Co	3.800	12/15/42	427,579
400,000	Florida Power & Light Co	4.050	10/01/44	397,172
500,000	Florida Power & Light Co	3.700	12/01/47	459,683
1,250,000	Florida Power & Light Co	3.950	03/01/48	1,222,019
500,000	Florida Power & Light Co	4.125	06/01/48	500,375
1,200,000	Florida Power Corp	3.100	08/15/21	1,196,139
175,000	Fortis, Inc	2.100	10/04/21	167,173
675,000	Fortis, Inc	3.055	10/04/26	619,036
2,500,000	Georgia Power Co	2.000	09/08/20	2,437,301
100,000	Georgia Power Co	3.250	04/01/26	94,394
700,000	Georgia Power Co	3.250	03/30/27	652,618
700,000	Georgia Power Co	4.300	03/15/43	661,410
200,000	Great Plains Energy, Inc	4.850	06/01/21	204,225
200,000	Gulf Power Co	3.300	05/30/27	190,159
500,000	Indiana Michigan Power Co	3.850	05/15/28	498,385
225,000	Indiana Michigan Power Co	4.550	03/15/46	230,754
100,000	Indiana Michigan Power Co	3.750	07/01/47	91,006
300,000	Indiana Michigan Power Co	4.250	08/15/48	295,056
500,000	Interstate Power & Light Co	3.250	12/01/24	484,913
100,000	Interstate Power & Light Co	6.250	07/15/39	125,384
100,000	Interstate Power & Light Co	3.700	09/15/46	89,930
300,000	ITC Holdings Corp	2.700	11/15/22	287,708
300,000	ITC Holdings Corp	3.650	06/15/24	294,320
100,000	ITC Holdings Corp	3.250	06/30/26	94,359
700,000	ITC Holdings Corp	3.350	11/15/27	658,505
200,000	Kansas City Power & Light Co	3.650	08/15/25	196,605
100,000	Kansas City Power & Light Co	5.300	10/01/41	109,933
650,000	Kansas City Power & Light Co	4.200	06/15/47	622,110
100,000	Kansas City Power & Light Co	4.200	03/15/48	95,753
250,000	KeySpan Corp	5.803	04/01/35	284,889
320,000	LG&E and KU Energy LLC	3.750	11/15/20	321,288
200,000	McLaren Health Care Corp	4.386	05/15/48	196,222
1,500,000	MidAmerican Energy Co	3.100	05/01/27	1,428,255
200,000	MidAmerican Energy Co	4.800	09/15/43	216,177
118

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		MidAmerican Energy Co	4.400%	10/15/44	$204,596
200,000		MidAmerican Energy Co	4.250	05/01/46	200,828
500,000		MidAmerican Energy Co	3.950	08/01/47	478,740
1,000,000		MidAmerican Energy Co	3.650	08/01/48	917,932
1,032,000		MidAmerican Energy Holdings Co	5.950	05/15/37	1,219,335
500,000		Mississippi Power Co	3.950	03/30/28	489,005
750,000		Mississippi Power Co	4.250	03/15/42	705,545
500,000		Montefiore Obligated Group	5.246	11/01/48	498,997
100,000		National Fuel Gas Co	4.900	12/01/21	102,223
200,000		National Fuel Gas Co	3.750	03/01/23	196,063
300,000		National Fuel Gas Co	5.200	07/15/25	304,531
200,000		National Fuel Gas Co	3.950	09/15/27	184,314
200,000		National Fuel Gas Co	4.750	09/01/28	194,847
500,000		Nevada Power Co	2.750	04/15/20	498,571
500,000		NextEra Energy Capital Holdings, Inc	3.342	09/01/20	501,014
500,000		NextEra Energy Capital Holdings, Inc	4.500	06/01/21	509,438
300,000		NextEra Energy Capital Holdings, Inc	2.800	01/15/23	289,960
750,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	721,172
150,000		NiSource Finance Corp	2.650	11/17/22	143,124
800,000		NiSource Finance Corp	3.490	05/15/27	758,332
100,000		NiSource Finance Corp	5.950	06/15/41	114,097
200,000		NiSource Finance Corp	5.250	02/15/43	211,211
150,000		NiSource Finance Corp	4.800	02/15/44	151,605
815,000		NiSource Finance Corp	5.650	02/01/45	909,049
200,000		NiSource Finance Corp	3.950	03/30/48	179,198
500,000	g	NiSource, Inc	3.650	06/15/23	493,655
800,000		Northern States Power Co	2.200	08/15/20	786,324
150,000		Northern States Power Co	2.150	08/15/22	143,097
300,000		Northern States Power Co	2.600	05/15/23	289,196
425,000		Northern States Power Co	5.350	11/01/39	490,723
175,000		Northern States Power Co	3.600	05/15/46	158,815
1,550,000		Northern States Power Co	3.600	09/15/47	1,404,582
200,000		NorthWestern Corp	4.176	11/15/44	196,066
200,000		NSTAR Electric Co	2.375	10/15/22	192,165
1,300,000		NSTAR Electric Co	3.200	05/15/27	1,244,214
500,000		Oglethorpe Power Corp	5.250	09/01/50	531,914
600,000		Ohio Power Co	5.375	10/01/21	635,069
500,000		Ohio Power Co	4.150	04/01/48	494,208
200,000		Oklahoma Gas & Electric Co	3.800	08/15/28	196,527
200,000		Oklahoma Gas & Electric Co	4.150	04/01/47	190,319
200,000		Oklahoma Gas & Electric Co	3.850	08/15/47	183,570
150,000		Oncor Electric Delivery Co LLC	4.100	06/01/22	153,231
400,000		Oncor Electric Delivery Co LLC	2.950	04/01/25	383,881
500,000	g	Oncor Electric Delivery Co LLC	3.700	11/15/28	497,983
70,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	93,716
100,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	114,113
550,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	584,277
150,000		Oncor Electric Delivery Co LLC	5.300	06/01/42	172,729
300,000		Oncor Electric Delivery Co LLC	3.750	04/01/45	283,203
400,000		Oncor Electric Delivery Co LLC	3.800	09/30/47	377,596
200,000	g	Oncor Electric Delivery Co LLC	4.100	11/15/48	198,247
400,000		ONEOK Partners LP	3.375	10/01/22	393,863
200,000		ONEOK Partners LP	5.000	09/15/23	208,397
119

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$700,000		ONEOK Partners LP	4.900%	03/15/25	$726,263
130,000		ONEOK Partners LP	6.650	10/01/36	152,031
250,000		ONEOK Partners LP	6.850	10/15/37	297,818
100,000		ONEOK Partners LP	6.125	02/01/41	109,894
750,000		Pacific Gas & Electric Co	3.500	10/01/20	750,704
400,000		Pacific Gas & Electric Co	3.250	06/15/23	386,170
500,000	g	Pacific Gas & Electric Co	4.250	08/01/23	502,464
175,000		Pacific Gas & Electric Co	3.850	11/15/23	173,555
200,000		Pacific Gas & Electric Co	3.750	02/15/24	195,278
500,000		Pacific Gas & Electric Co	3.400	08/15/24	477,786
900,000		Pacific Gas & Electric Co	3.500	06/15/25	858,386
1,200,000		Pacific Gas & Electric Co	3.300	03/15/27	1,103,412
300,000		Pacific Gas & Electric Co	3.300	12/01/27	274,111
750,000	g	Pacific Gas & Electric Co	4.650	08/01/28	753,505
420,000		Pacific Gas & Electric Co	6.050	03/01/34	472,762
600,000		Pacific Gas & Electric Co	5.400	01/15/40	639,948
150,000		Pacific Gas & Electric Co	3.750	08/15/42	127,516
400,000		Pacific Gas & Electric Co	4.600	06/15/43	381,944
200,000		Pacific Gas & Electric Co	5.125	11/15/43	204,723
300,000		Pacific Gas & Electric Co	4.750	02/15/44	291,410
300,000		Pacific Gas & Electric Co	4.300	03/15/45	274,016
200,000		Pacific Gas & Electric Co	4.250	03/15/46	182,992
600,000		Pacific Gas & Electric Co	4.000	12/01/46	520,652
800,000		Pacific Gas & Electric Co	3.950	12/01/47	693,521
250,000		PacifiCorp	2.950	02/01/22	246,557
850,000		PacifiCorp	6.000	01/15/39	1,051,299
300,000		PacifiCorp	4.125	01/15/49	294,102
200,000		PECO Energy Co	1.700	09/15/21	190,544
150,000		PECO Energy Co	2.375	09/15/22	144,125
200,000		PECO Energy Co	3.150	10/15/25	192,799
200,000		PECO Energy Co	4.150	10/01/44	197,830
200,000		PECO Energy Co	3.700	09/15/47	183,310
1,200,000		PECO Energy Co	3.900	03/01/48	1,142,302
200,000		Piedmont Natural Gas Co, Inc	4.650	08/01/43	207,823
200,000		Pinnacle West Capital Corp	2.250	11/30/20	194,922
200,000		Potomac Electric Power Co	3.600	03/15/24	199,835
900,000		Potomac Electric Power Co	4.150	03/15/43	886,760
300,000		PPL Capital Funding, Inc	4.200	06/15/22	304,090
200,000		PPL Capital Funding, Inc	3.500	12/01/22	197,940
400,000		PPL Capital Funding, Inc	3.400	06/01/23	392,836
1,100,000		PPL Capital Funding, Inc	3.950	03/15/24	1,096,599
175,000		PPL Capital Funding, Inc	3.100	05/15/26	162,657
700,000		PPL Capital Funding, Inc	4.000	09/15/47	628,811
200,000		PPL Electric Utilities Corp	4.125	06/15/44	196,707
275,000		PPL Electric Utilities Corp	4.150	10/01/45	271,463
500,000		PPL Electric Utilities Corp	3.950	06/01/47	481,440
200,000		PPL Electric Utilities Corp	4.150	06/15/48	198,682
300,000		Progress Energy, Inc	3.150	04/01/22	295,182
500,000		PSEG Power LLC	3.000	06/15/21	492,215
250,000		PSEG Power LLC	3.850	06/01/23	249,035
150,000		Public Service Co of Colorado	2.250	09/15/22	143,330
250,000		Public Service Co of Colorado	3.700	06/15/28	249,859
120

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Public Service Co of Colorado	3.800%	06/15/47	$189,243
100,000	Public Service Co of Colorado	4.100	06/15/48	99,299
100,000	Public Service Electric & Gas Co	1.900	03/15/21	96,992
300,000	Public Service Electric & Gas Co	3.250	09/01/23	297,654
300,000	Public Service Electric & Gas Co	2.250	09/15/26	268,981
1,450,000	Public Service Electric & Gas Co	3.000	05/15/27	1,371,271
250,000	Public Service Electric & Gas Co	3.700	05/01/28	248,251
200,000	Public Service Electric & Gas Co	3.800	01/01/43	189,343
600,000	Public Service Electric & Gas Co	3.800	03/01/46	568,584
200,000	Public Service Electric & Gas Co	3.600	12/01/47	182,423
250,000	Public Service Electric & Gas Co	4.050	05/01/48	247,937
200,000	Public Service Enterprise Group, Inc	1.600	11/15/19	196,636
500,000	Public Service Enterprise Group, Inc	2.000	11/15/21	476,131
500,000	Public Service Enterprise Group, Inc	2.650	11/15/22	479,901
1,585,000	Puget Energy, Inc	3.650	05/15/25	1,528,459
250,000	Puget Sound Energy, Inc	5.757	10/01/39	300,747
200,000	Puget Sound Energy, Inc	4.300	05/20/45	203,519
300,000	Puget Sound Energy, Inc	4.223	06/15/48	300,701
150,000	San Diego Gas & Electric Co	3.000	08/15/21	148,754
400,000	San Diego Gas & Electric Co	3.600	09/01/23	401,649
800,000	San Diego Gas & Electric Co	2.500	05/15/26	733,864
300,000	San Diego Gas & Electric Co	3.750	06/01/47	272,473
300,000	San Diego Gas & Electric Co	4.150	05/15/48	293,511
500,000	SASOL Financing USA LLC	5.875	03/27/24	509,339
550,000	SASOL Financing USA LLC	6.500	09/27/28	556,939
250,000	Scottish Power Ltd	5.810	03/15/25	273,321
100,000	Sempra Energy	1.625	10/07/19	98,554
200,000	Sempra Energy	2.400	02/01/20	197,501
200,000	Sempra Energy	2.850	11/15/20	197,462
150,000	Sempra Energy	2.875	10/01/22	145,411
500,000	Sempra Energy	2.900	02/01/23	482,499
500,000	Sempra Energy	4.050	12/01/23	502,734
200,000	Sempra Energy	3.750	11/15/25	194,426
1,300,000	Sempra Energy	3.250	06/15/27	1,211,201
500,000	Sempra Energy	3.400	02/01/28	467,740
500,000	Sempra Energy	3.800	02/01/38	450,463
500,000	Sempra Energy	4.000	02/01/48	445,082
1,869,000	Sierra Pacific Power Co	2.600	05/01/26	1,722,958
200,000	South Carolina Electric & Gas Co	3.500	08/15/21	199,229
200,000	South Carolina Electric & Gas Co	4.250	08/15/28	199,076
50,000	South Carolina Electric & Gas Co	5.300	05/15/33	52,560
125,000	South Carolina Electric & Gas Co	5.450	02/01/41	134,250
250,000	South Carolina Electric & Gas Co	4.350	02/01/42	238,750
300,000	South Carolina Electric & Gas Co	4.600	06/15/43	297,780
1,000,000	South Carolina Electric & Gas Co	4.100	06/15/46	920,575
200,000	South Carolina Electric & Gas Co	4.500	06/01/64	183,783
500,000	Southern California Edison Co	2.900	03/01/21	495,257
500,000	Southern California Edison Co	2.400	02/01/22	481,877
100,000	Southern California Edison Co	3.400	06/01/23	99,018
500,000	Southern California Edison Co	3.700	08/01/25	496,535
750,000	Southern California Edison Co	3.650	03/01/28	732,203
185,000	Southern California Edison Co	6.050	03/15/39	218,205
300,000	Southern California Edison Co	4.500	09/01/40	302,488
121

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Southern California Edison Co	4.650%	10/01/43	$518,425
450,000		Southern California Edison Co	3.600	02/01/45	395,916
1,062,000		Southern California Edison Co	4.000	04/01/47	998,674
1,350,000		Southern California Edison Co	4.125	03/01/48	1,288,220
200,000		Southern California Gas Co	3.200	06/15/25	194,276
200,000		Southern California Gas Co	2.600	06/15/26	183,888
150,000		Southern California Gas Co	3.750	09/15/42	139,633
500,000		Southern California Gas Co	4.125	06/01/48	494,832
300,000		Southern California Gas Co	4.300	01/15/49	306,039
400,000		Southern Co	2.350	07/01/21	387,839
1,400,000		Southern Co	3.250	07/01/26	1,305,140
400,000		Southern Co	4.250	07/01/36	379,942
400,000		Southern Co	4.400	07/01/46	380,374
200,000		Southern Co Gas Capital Corp	2.450	10/01/23	187,590
100,000		Southern Co Gas Capital Corp	3.950	10/01/46	88,029
200,000		Southern Co Gas Capital Corp	4.400	05/30/47	190,177
550,000		Southern Natural Gas Co	4.400	06/15/21	562,432
200,000		Southern Power Co	4.150	12/01/25	196,916
300,000		Southern Power Co	4.950	12/15/46	294,963
150,000		Southwest Gas Corp	3.700	04/01/28	146,718
100,000		Southwest Gas Corp	3.800	09/29/46	89,611
500,000		Southwestern Electric Power Co	2.750	10/01/26	457,071
300,000		Southwestern Electric Power Co	4.100	09/15/28	299,865
750,000		Southwestern Electric Power Co	3.850	02/01/48	670,720
600,000		Southwestern Public Service Co	4.500	08/15/41	614,764
300,000		Southwestern Public Service Co	3.400	08/15/46	261,667
225,000		Southwestern Public Service Co	3.700	08/15/47	206,640
500,000	g	Suzano Austria GmbH	6.000	01/15/29	502,000
100,000		Tampa Electric Co	4.100	06/15/42	94,463
175,000		Tampa Electric Co	4.350	05/15/44	170,017
200,000		Tampa Electric Co	4.300	06/15/48	198,429
300,000		TC PipeLines LP	4.375	03/13/25	297,823
200,000		TC PipeLines LP	3.900	05/25/27	189,772
200,000		TECO Finance, Inc	5.150	03/15/20	204,612
12,000		Toledo Edison Co	7.250	05/01/20	12,653
300,000		TransAlta Corp	4.500	11/15/22	294,609
500,000		Transcontinental Gas Pipe Line Co LLC	7.850	02/01/26	608,824
500,000		Transcontinental Gas Pipe Line Co LLC	4.000	03/15/28	488,305
250,000		Transcontinental Gas Pipe Line Co LLC	4.600	03/15/48	242,892
200,000		Tucson Electric Power Co	3.050	03/15/25	190,051
200,000		Union Electric Co	2.950	06/15/27	187,121
100,000		Union Electric Co	8.450	03/15/39	149,606
100,000		Union Electric Co	3.900	09/15/42	95,928
100,000		Union Electric Co	3.650	04/15/45	92,028
200,000		Union Electric Co	4.000	04/01/48	193,588
100,000		United Utilities plc	6.875	08/15/28	115,005
825,000		Virginia Electric & Power Co	3.150	01/15/26	793,552
900,000		Virginia Electric & Power Co	2.950	11/15/26	844,476
3,000,000		Virginia Electric & Power Co	3.800	04/01/28	2,996,555
1,100,000		Virginia Electric & Power Co	4.000	11/15/46	1,038,688
700,000		Virginia Electric & Power Co	3.800	09/15/47	642,837
409,000		Virginia Electric and Power Co	2.750	03/15/23	396,020
122

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Virginia Electric and Power Co	3.450%	02/15/24	$494,446
250,000		Virginia Electric and Power Co	4.650	08/15/43	262,248
400,000		Virginia Electric and Power Co	4.450	02/15/44	403,521
200,000		Virginia Electric and Power Co	4.200	05/15/45	194,485
200,000		Washington Gas Light Co	3.796	09/15/46	186,144
200,000		WEC Energy Group, Inc	2.450	06/15/20	197,531
200,000		WEC Energy Group, Inc	3.375	06/15/21	200,054
1,520,000		WEC Energy Group, Inc	3.550	06/15/25	1,491,400
100,000		Westar Energy, Inc	2.550	07/01/26	91,574
500,000		Westar Energy, Inc	4.125	03/01/42	491,475
175,000		Westar Energy, Inc	4.100	04/01/43	171,451
200,000		Wisconsin Electric Power Co	5.625	05/15/33	227,675
325,000		Wisconsin Power & Light Co	3.050	10/15/27	306,061
200,000		Wisconsin Public Service Corp	4.752	11/01/44	215,411
100,000		Xcel Energy, Inc	4.700	05/15/20	101,752
300,000		Xcel Energy, Inc	2.400	03/15/21	293,880
300,000		Xcel Energy, Inc	2.600	03/15/22	290,842
100,000		Xcel Energy, Inc	3.350	12/01/26	95,884
300,000		Xcel Energy, Inc	4.000	06/15/28	300,285
		TOTAL UTILITIES			189,717,691

		TOTAL CORPORATE BONDS			2,612,699,185
		(Cost $2,674,706,342)

GOVERNMENT BONDS - 71.7%

AGENCY SECURITIES - 1.5%
4,000,000		Federal Farm Credit Bank (FFCB)	2.375	03/27/20	3,975,756
1,145,000		FFCB	3.500	12/20/23	1,168,083
6,000,000		Federal Home Loan Bank (FHLB)	2.125	02/11/20	5,949,660
16,000,000		FHLB	1.875	03/13/20	15,786,240
7,500,000		FHLB	2.625	05/28/20	7,478,587
4,750,000		FHLB	2.625	10/01/20	4,726,592
23,000,000		FHLB	1.125	07/14/21	21,929,948
4,500,000		Federal Home Loan Mortgage Corp (FHLMC)	1.250	08/01/19	4,450,833
5,500,000		FHLMC	1.875	11/17/20	5,389,896
6,000,000		FHLMC	2.375	02/16/21	5,930,778
25,500,000		FHLMC	2.375	01/13/22	25,055,484
2,000,000		FHLMC	2.750	06/19/23	1,974,970
1,500,000		Federal National Mortgage Association (FNMA)	1.750	11/26/19	1,484,149
7,000,000		FNMA	1.500	11/30/20	6,803,580
2,310,000	i	FNMA	2.301	09/25/22	2,227,556
1,000,000		FNMA	2.000	10/05/22	961,820
10,000,000		FNMA	2.375	01/19/23	9,746,330
1,000,000		FNMA	2.875	09/12/23	992,753
13,700,000		FNMA	2.625	09/06/24	13,350,075
5,000,000		FNMA	6.625	11/15/30	6,584,490
1,000,000		FNMA	5.625	07/15/37	1,296,772
1,900,000		Hashemite Kingdom of Jordan Government AID Bond	1.945	06/23/19	1,886,833
500,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	495,351
1,300,000		Hashemite Kingdom of Jordan Government AID Bond	3.000	06/30/25	1,277,283
123

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	Iraq Government AID Bond	2.149%	01/18/22	$969,685
800,000	Israel Government AID Bond	5.500	09/18/23	885,723
300,000	Israel Government AID Bond	5.500	04/26/24	335,353
375,000	Private Export Funding Corp (PEFCO)	1.450	08/15/19	370,653
550,000	PEFCO	2.250	03/15/20	545,403
200,000	PEFCO	2.300	09/15/20	197,351
400,000	PEFCO	2.050	11/15/22	384,210
200,000	PEFCO	3.250	06/15/25	198,976
175,000	Tunisia Government AID Bonds	1.416	08/05/21	167,308
250,000	Ukraine Government AID Bonds	1.844	05/16/19	248,596
500,000	Ukraine Government AID Bonds	1.847	05/29/20	491,795
	TOTAL AGENCY SECURITIES			155,718,872

FOREIGN GOVERNMENT BONDS - 3.8%
900,000	African Development Bank	1.625	10/02/18	900,000
500,000	African Development Bank	1.000	11/02/18	499,470
500,000	African Development Bank	1.375	02/12/20	490,212
1,800,000	African Development Bank	1.875	03/16/20	1,774,279
850,000	African Development Bank	2.625	03/22/21	842,263
500,000	African Development Bank	1.250	07/26/21	476,203
450,000	African Development Bank	2.375	09/23/21	441,404
500,000	African Development Bank	2.125	11/16/22	481,858
2,000,000	African Development Bank	3.000	09/20/23	1,988,295
1,400,000	Agricultural Bank of China	2.750	05/21/20	1,381,618
400,000	Asian Development Bank	0.875	10/05/18	399,956
500,000	Asian Development Bank	1.375	01/15/19	498,500
500,000	Asian Development Bank	1.750	01/10/20	493,372
500,000	Asian Development Bank	1.500	01/22/20	491,585
5,000,000	Asian Development Bank	1.375	03/23/20	4,893,675
1,000,000	Asian Development Bank	1.625	08/26/20	976,232
1,000,000	Asian Development Bank	2.250	01/20/21	984,130
2,000,000	Asian Development Bank	1.625	03/16/21	1,936,520
4,000,000	Asian Development Bank	1.750	06/08/21	3,871,360
1,000,000	Asian Development Bank	2.125	11/24/21	972,298
600,000	Asian Development Bank	1.875	02/18/22	577,351
500,000	Asian Development Bank	1.875	08/10/22	478,588
750,000	Asian Development Bank	1.750	09/13/22	713,119
3,000,000	Asian Development Bank	2.750	03/17/23	2,956,451
500,000	Asian Development Bank	2.000	01/22/25	467,039
1,500,000	Asian Development Bank	2.000	04/24/26	1,379,845
1,000,000	Asian Development Bank	2.625	01/12/27	957,532
500,000	Asian Development Bank	2.375	08/10/27	468,462
500,000	Asian Development Bank	2.500	11/02/27	472,298
1,000,000	Asian Development Bank	2.750	01/19/28	963,795
75,000	Asian Development Bank	5.820	06/16/28	88,646
2,000,000	Canada Government International Bond	2.000	11/15/22	1,921,565
3,715,000	Chile Government International Bond	3.240	02/06/28	3,558,970
48,000	Chile Government International Bond	3.625	10/30/42	44,621
756,000	Chile Government International Bond	3.860	06/21/47	718,200
450,000	Colombia Government International Bond	7.375	03/18/19	459,225
1,900,000	Colombia Government International Bond	4.375	07/12/21	1,934,200
124

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$600,000	Colombia Government International Bond	2.625%	03/15/23	$570,600
2,250,000	Colombia Government International Bond	4.000	02/26/24	2,250,000
2,500,000	Colombia Government International Bond	3.875	04/25/27	2,425,000
1,250,000	Colombia Government International Bond	6.125	01/18/41	1,415,625
1,150,000	Colombia Government International Bond	5.625	02/26/44	1,236,250
2,800,000	Colombia Government International Bond	5.000	06/15/45	2,793,000
500,000	Corp Andina de Fomento	2.200	07/18/20	489,775
500,000	Corp Andina de Fomento	2.125	09/27/21	479,895
527,000	Corp Andina de Fomento	4.375	06/15/22	540,723
750,000	Corp Andina de Fomento	2.750	01/06/23	723,281
500,000	Council of Europe Development Bank	1.500	05/17/19	496,305
300,000	Council of Europe Development Bank	1.875	01/27/20	296,082
1,000,000	Council of Europe Development Bank	1.625	03/16/21	967,142
1,000,000	Council of Europe Development Bank	2.625	02/13/23	980,572
500,000	European Bank for Reconstruction & Development	1.750	06/14/19	496,914
3,600,000	European Bank for Reconstruction & Development	1.750	11/26/19	3,556,872
1,300,000	European Bank for Reconstruction & Development	1.500	03/16/20	1,274,387
2,000,000	European Bank for Reconstruction & Development	2.750	04/26/21	1,987,728
750,000	European Bank for Reconstruction & Development	1.500	11/02/21	716,574
500,000	European Bank for Reconstruction & Development	1.875	02/23/22	480,948
1,500,000	European Bank for Reconstruction & Development	2.750	03/07/23	1,477,511
1,500,000	European Investment Bank	1.375	06/15/20	1,462,029
4,000,000	European Investment Bank	1.625	08/14/20	3,906,440
3,000,000	European Investment Bank	2.875	09/15/20	2,995,981
500,000	European Investment Bank	1.625	12/15/20	486,118
1,750,000	European Investment Bank	2.000	03/15/21	1,710,071
500,000	European Investment Bank	2.500	04/15/21	494,218
11,500,000	European Investment Bank	2.375	05/13/21	11,326,083
1,000,000	European Investment Bank	1.625	06/15/21	964,730
2,500,000	European Investment Bank	2.125	10/15/21	2,435,425
1,000,000	European Investment Bank	2.375	06/15/22	975,841
500,000	European Investment Bank	2.250	08/15/22	484,901
3,000,000	European Investment Bank	2.500	03/15/23	2,923,361
6,750,000	European Investment Bank	3.250	01/29/24	6,786,203
1,500,000	European Investment Bank	2.500	10/15/24	1,445,903
400,000	European Investment Bank	2.375	05/24/27	374,993
1,705,000	European Investment Bank	4.875	02/15/36	2,047,989
125,000	Export Development Canada	1.250	12/10/18	124,671
500,000	Export Development Canada	1.250	02/04/19	497,760
500,000	Export Development Canada	1.750	08/19/19	495,823
500,000	Export Development Canada	1.625	01/17/20	492,052
200,000	Export Development Canada	1.625	06/01/20	195,735
500,000	Export Development Canada	1.750	07/21/20	489,659
750,000	Export Development Canada	2.000	11/30/20	734,752
300,000	Export Development Canada	1.500	05/26/21	288,422
500,000	Export Development Canada	1.375	10/21/21	475,279
500,000	Export Development Canada	2.000	05/17/22	481,466
1,000,000	Export Development Canada	2.500	01/24/23	975,995
1,000,000	Export Development Canada	2.750	03/15/23	985,589
500,000	Export-Import Bank of Korea	1.750	05/26/19	496,136
300,000	Export-Import Bank of Korea	1.500	10/21/19	295,070
775,000	Export-Import Bank of Korea	5.125	06/29/20	797,561
750,000	Export-Import Bank of Korea	2.500	11/01/20	735,829
125

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Export-Import Bank of Korea	2.125%	02/11/21	$193,679
250,000	Export-Import Bank of Korea	2.500	05/10/21	243,461
300,000	Export-Import Bank of Korea	1.875	10/21/21	284,664
300,000	Export-Import Bank of Korea	5.000	04/11/22	313,138
2,000,000	Export-Import Bank of Korea	3.000	11/01/22	1,947,754
500,000	Export-Import Bank of Korea	4.000	01/14/24	502,524
750,000	Export-Import Bank of Korea	2.875	01/21/25	703,540
250,000	Export-Import Bank of Korea	3.250	11/10/25	238,349
500,000	Export-Import Bank of Korea	2.625	05/26/26	454,637
500,000	Export-Import Bank of Korea	3.250	08/12/26	473,331
300,000	Export-Import Bank of Korea	2.375	04/21/27	263,428
100,000	Finland Government International Bond	6.950	02/15/26	120,458
450,000	FMS Wertmanagement AoeR	1.000	08/16/19	443,212
750,000	FMS Wertmanagement AoeR	1.750	01/24/20	739,237
500,000	FMS Wertmanagement AoeR	1.375	06/08/21	479,060
1,000,000	FMS Wertmanagement AoeR	2.000	08/01/22	961,179
4,500,000	Hungary Government International Bond	5.750	11/22/23	4,873,018
750,000	Hungary Government International Bond	7.625	03/29/41	1,045,951
1,270,000	Hydro Quebec	9.400	02/01/21	1,441,296
200,000	Hydro Quebec	8.500	12/01/29	285,924
750,000	Indonesia Government International Bond	2.950	01/11/23	716,387
750,000	Indonesia Government International Bond	3.500	01/11/28	696,966
875,000	Indonesia Government International Bond	4.350	01/11/48	799,891
1,105,000	Inter-American Development Bank	3.875	09/17/19	1,117,014
3,000,000	Inter-American Development Bank	1.750	10/15/19	2,969,541
3,350,000	Inter-American Development Bank	1.375	07/15/20	3,262,200
5,000,000	Inter-American Development Bank	2.625	04/19/21	4,954,235
500,000	Inter-American Development Bank	2.125	01/18/22	485,665
1,000,000	Inter-American Development Bank	3.000	09/26/22	996,815
3,000,000	Inter-American Development Bank	2.500	01/18/23	2,930,958
500,000	Inter-American Development Bank	2.125	01/15/25	470,678
1,500,000	Inter-American Development Bank	2.000	06/02/26	1,381,932
1,000,000	Inter-American Development Bank	2.375	07/07/27	937,608
2,000,000	Inter-American Development Bank	3.125	09/18/28	1,982,436
1,450,000	Inter-American Development Bank	3.200	08/07/42	1,397,751
300,000	Inter-American Development Bank	4.375	01/24/44	348,096
1,000,000	International Bank for Reconstruction & Development	1.000	10/05/18	999,890
5,750,000	International Bank for Reconstruction & Development	1.250	07/26/19	5,686,830
3,500,000	International Bank for Reconstruction & Development	1.875	10/07/19	3,471,219
2,000,000	International Bank for Reconstruction & Development	1.875	04/21/20	1,970,242
1,000,000	International Bank for Reconstruction & Development	1.125	08/10/20	968,026
1,800,000	International Bank for Reconstruction & Development	1.625	09/04/20	1,757,558
3,750,000	International Bank for Reconstruction & Development	1.625	03/09/21	3,632,775
5,000,000	International Bank for Reconstruction & Development	1.375	05/24/21	4,800,320
126

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,500,000	International Bank for Reconstruction & Development	2.000%	01/26/22	$1,450,882
5,400,000	International Bank for Reconstruction & Development	7.625	01/19/23	6,372,340
500,000	International Bank for Reconstruction & Development	2.125	02/13/23	480,860
1,600,000	International Bank for Reconstruction & Development	2.500	11/25/24	1,546,616
4,500,000	International Bank for Reconstruction & Development	2.500	07/29/25	4,323,217
834,000	International Bank for Reconstruction & Development	4.750	02/15/35	989,405
175,000	International Finance Corp	1.250	11/27/18	174,695
1,000,000	International Finance Corp	1.750	09/16/19	990,716
1,000,000	International Finance Corp	1.750	03/30/20	983,490
2,750,000	International Finance Corp	1.625	07/16/20	2,688,493
2,500,000	International Finance Corp	2.250	01/25/21	2,460,376
500,000	International Finance Corp	2.000	10/24/22	479,883
1,300,000	International Finance Corp	2.875	07/31/23	1,287,901
705,000	Israel Government International Bond	4.000	06/30/22	719,225
300,000	Israel Government International Bond	3.150	06/30/23	295,846
1,000,000	Israel Government International Bond	2.875	03/16/26	944,594
500,000	Israel Government International Bond	4.500	01/30/43	506,459
500,000	Italy Government International Bond	6.875	09/27/23	541,304
1,374,000	Italy Government International Bond	5.375	06/15/33	1,430,929
1,000,000	Japan Bank for International Cooperation	2.250	02/24/20	989,749
300,000	Japan Bank for International Cooperation	2.125	06/01/20	295,352
1,350,000	Japan Bank for International Cooperation	2.125	07/21/20	1,326,074
300,000	Japan Bank for International Cooperation	2.125	11/16/20	293,592
250,000	Japan Bank for International Cooperation	1.875	04/20/21	241,784
750,000	Japan Bank for International Cooperation	1.500	07/21/21	715,373
500,000	Japan Bank for International Cooperation	2.500	06/01/22	486,097
1,250,000	Japan Bank for International Cooperation	2.375	07/21/22	1,209,232
300,000	Japan Bank for International Cooperation	2.375	11/16/22	289,313
1,050,000	Japan Bank for International Cooperation	3.375	07/31/23	1,051,700
500,000	Japan Bank for International Cooperation	2.125	02/10/25	462,907
5,750,000	Japan Bank for International Cooperation	2.750	01/21/26	5,504,950
400,000	Japan Bank for International Cooperation	2.375	04/20/26	372,162
1,500,000	Japan Bank for International Cooperation	1.875	07/21/26	1,340,609
1,000,000	Japan Bank for International Cooperation	2.875	06/01/27	956,618
750,000	Japan Bank for International Cooperation	2.875	07/21/27	717,042
300,000	Japan Bank for International Cooperation	2.750	11/16/27	283,069
350,000	Japan International Cooperation Agency	2.125	10/20/26	316,808
500,000	Japan International Cooperation Agency	3.375	06/12/28	494,740
300,000	KFW	1.500	02/06/19	299,002
2,000,000	KFW	1.000	07/15/19	1,974,398
500,000	KFW	1.750	10/15/19	494,856
7,525,000	KFW	4.000	01/27/20	7,637,066
3,650,000	KFW	1.750	03/31/20	3,590,067
6,750,000	KFW	1.875	06/30/20	6,632,006
1,500,000	KFW	2.750	10/01/20	1,494,571
1,500,000	KFW	1.875	11/30/20	1,466,460
1,000,000	KFW	1.875	12/15/20	976,750
127

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$4,000,000	KFW	2.625%	04/12/21	$3,964,894
1,500,000	KFW	1.500	06/15/21	1,441,530
1,600,000	KFW	2.625	01/25/22	1,579,064
2,750,000	KFW	2.000	10/04/22	2,638,805
2,000,000	KFW	2.500	11/20/24	1,928,189
7,000,000	KFW	2.000	05/02/25	6,522,553
400,000	Korea Development Bank	3.000	03/17/19	400,119
500,000	Korea Development Bank	2.500	03/11/20	494,291
300,000	Korea Development Bank	2.500	01/13/21	293,768
500,000	Korea Development Bank	2.625	02/27/22	483,898
200,000	Korea Development Bank	3.000	09/14/22	194,840
1,000,000	Korea Development Bank	3.375	03/12/23	984,351
500,000	Korea Development Bank	2.750	03/19/23	478,617
500,000	Korea Development Bank	3.750	01/22/24	498,106
200,000	Korea Development Bank	3.375	09/16/25	193,020
400,000	Korea Development Bank	3.000	01/13/26	373,827
1,500,000	Korea International Bond	2.750	01/19/27	1,411,890
1,500,000	Kreditanstalt fuer Wiederaufbau	2.000	11/30/21	1,453,225
1,000,000	Kreditanstalt fuer Wiederaufbau	2.125	03/07/22	970,160
1,000,000	Kreditanstalt fuer Wiederaufbau	2.125	06/15/22	967,156
2,900,000	Kreditanstalt fuer Wiederaufbau	2.375	12/29/22	2,817,580
6,000,000	Kreditanstalt fuer Wiederaufbau	2.875	04/03/28	5,855,040
500,000	Landwirtschaftliche Rentenbank	1.750	04/15/19	497,581
2,000,000	Landwirtschaftliche Rentenbank	1.375	10/23/19	1,971,976
500,000	Landwirtschaftliche Rentenbank	2.000	01/13/25	466,770
750,000	Landwirtschaftliche Rentenbank	2.375	06/10/25	714,456
1,000,000	Landwirtschaftliche Rentenbank	1.750	07/27/26	899,199
1,125,000	Mexico Government International Bond	4.125	01/21/26	1,114,571
8,910,000	Mexico Government International Bond	4.150	03/28/27	8,767,440
5,931,000	Mexico Government International Bond	3.750	01/11/28	5,649,278
461,000	Mexico Government International Bond	6.750	09/27/34	550,895
730,000	Mexico Government International Bond	6.050	01/11/40	810,300
1,474,000	Mexico Government International Bond	4.750	03/08/44	1,408,407
1,678,000	Mexico Government International Bond	5.550	01/21/45	1,782,875
505,000	Mexico Government International Bond	4.600	01/23/46	470,913
500,000	Mexico Government International Bond	4.350	01/15/47	453,255
2,000,000	Mexico Government International Bond	4.600	02/10/48	1,880,000
950,000	Mexico Government International Bond	5.750	10/12/10	958,313
1,000,000	Nordic Investment Bank	2.250	02/01/21	983,468
2,500,000	Nordic Investment Bank	2.250	09/30/21	2,442,435
2,300,000	North American Development Bank	2.400	10/26/22	2,206,201
250,000	Panama Government International Bond	4.000	09/22/24	253,378
1,000,000	Panama Government International Bond	3.750	03/16/25	995,510
300,000	Panama Government International Bond	7.125	01/29/26	357,750
1,000,000	Panama Government International Bond	3.875	03/17/28	990,510
692,000	Panama Government International Bond	6.700	01/26/36	864,315
750,000	Panama Government International Bond	4.500	05/15/47	751,133
1,500,000	Panama Government International Bond	4.500	04/16/50	1,487,265
700,000	Panama Government International Bond	4.300	04/29/53	673,750
520,000	Peruvian Government International Bond	7.125	03/30/19	533,000
925,000	Peruvian Government International Bond	7.350	07/21/25	1,134,059
2,100,000	Peruvian Government International Bond	4.125	08/25/27	2,165,121
128

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,100,000	Peruvian Government International Bond	6.550%	03/14/37	$1,388,750
700,000	Peruvian Government International Bond	5.625	11/18/50	830,900
225,000	Philippine Government International Bond	4.200	01/21/24	231,158
2,219,000	Philippine Government International Bond	3.000	02/01/28	2,065,589
4,083,000	Philippine Government International Bond	3.950	01/20/40	3,936,326
300,000	Philippine Government International Bond	3.700	03/01/41	278,277
3,793,000	Philippine Government International Bond	3.700	02/02/42	3,516,084
2,285,000	Poland Government International Bond	6.375	07/15/19	2,347,849
67,000	Poland Government International Bond	5.125	04/21/21	70,057
390,000	Poland Government International Bond	5.000	03/23/22	410,073
990,000	Poland Government International Bond	3.000	03/17/23	971,570
1,000,000	Poland Government International Bond	4.000	01/22/24	1,019,476
1,000,000	Poland Government International Bond	3.250	04/06/26	969,784
2,500,000	Province of Alberta Canada	2.200	07/26/22	2,405,598
500,000	Province of Alberta Canada	3.300	03/15/28	490,540
200,000	Province of British Columbia Canada	2.650	09/22/21	197,242
1,800,000	Province of British Columbia Canada	2.000	10/23/22	1,719,328
500,000	Province of Manitoba Canada	2.050	11/30/20	488,677
1,300,000	Province of Manitoba Canada	3.050	05/14/24	1,277,597
500,000	Province of Manitoba Canada	2.125	06/22/26	453,803
500,000	Province of New Brunswick Canada	3.625	02/24/28	501,057
200,000	Province of Nova Scotia Canada	8.250	07/30/22	231,184
1,000,000	Province of Ontario Canada	2.000	01/30/19	998,198
4,530,000	Province of Ontario Canada	4.400	04/14/20	4,625,376
500,000	Province of Ontario Canada	2.550	02/12/21	493,186
2,000,000	Province of Ontario Canada	2.400	02/08/22	1,945,273
800,000	Province of Ontario Canada	2.450	06/29/22	776,786
1,500,000	Province of Ontario Canada	3.200	05/16/24	1,486,343
1,000,000	Province of Ontario Canada	2.500	04/27/26	938,518
1,420,000	Province of Quebec Canada	3.500	07/29/20	1,432,399
3,100,000	Province of Quebec Canada	2.625	02/13/23	3,019,300
200,000	Province of Quebec Canada	7.125	02/09/24	234,729
500,000	Province of Quebec Canada	2.875	10/16/24	488,882
3,500,000	Province of Quebec Canada	2.500	04/20/26	3,296,559
500,000	Province of Quebec Canada	2.750	04/12/27	475,653
201,000	Province of Quebec Canada	7.500	09/15/29	273,409
100,000	Province of Saskatchewan Canada	8.500	07/15/22	116,944
800,000	Republic of Hungary	6.250	01/29/20	830,758
500,000	Republic of Korea	3.875	09/11/23	508,600
400,000	Republic of Korea	4.125	06/10/44	409,848
500,000	Svensk Exportkredit AB	1.750	05/18/20	490,331
200,000	Svensk Exportkredit AB	1.875	06/23/20	196,307
2,300,000	Svensk Exportkredit AB	1.750	08/28/20	2,247,518
500,000	Svensk Exportkredit AB	1.750	03/10/21	484,982
500,000	Svensk Exportkredit AB	2.875	05/22/21	497,643
500,000	Svensk Exportkredit AB	2.375	03/09/22	487,504
1,250,000	Svensk Exportkredit AB	2.875	03/14/23	1,233,902
200,343	Uruguay Government International Bond	4.500	08/14/24	205,852
2,700,000	Uruguay Government International Bond	4.375	10/27/27	2,747,250
500,000	Uruguay Government International Bond	4.125	11/20/45	464,505
1,313,907	Uruguay Government International Bond	5.100	06/18/50	1,340,185
1,125,000	Uruguay Government International Bond	4.975	04/20/55	1,125,000
	TOTAL FOREIGN GOVERNMENT BONDS			393,164,563
129

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
MORTGAGE BACKED - 27.8%
$24,946	i	Federal Home Loan Mortgage Corp (FHLMC)	DGS1 + 2.250%	4.060%	04/01/35	$26,287
5,157	i	FHLMC	DGS1 + 2.125%	3.574	10/01/35	5,413
84,853	i	FHLMC	DGS1 + 2.255%	3.647	02/01/36	89,713
18,980	i	FHLMC	LIBOR 12 M + 1.791%	4.379	07/01/36	19,922
56,508	i	FHLMC	DGS1 + 2.241%	3.636	09/01/36	59,553
50,444	i	FHLMC	LIBOR 6 M + 1.595%	3.770	09/01/36	52,183
60,593	i	FHLMC	LIBOR 6 M + 1.784%	4.270	09/01/36	63,027
15,773	i	FHLMC	DGS1 + 2.250%	3.719	01/01/37	16,638
3,674	i	FHLMC	DGS1 + 2.250%	3.684	02/01/37	3,868
5,512	i	FHLMC	LIBOR 12 M + 1.765%	3.705	02/01/37	5,767
158,991	i	FHLMC	LIBOR 12 M + 1.806%	3.736	03/01/37	166,981
109,175	i	FHLMC	DGS1 + 2.250%	3.774	04/01/37	115,135
50,589	i	FHLMC	LIBOR 12 M + 1.702%	4.048	04/01/37	52,526
14,688	i	FHLMC	LIBOR 12 M + 1.325%	3.450	05/01/37	14,892
16,327	i	FHLMC	LIBOR 12 M + 2.113%	4.283	05/01/37	17,299
103,039	i	FHLMC	DGS1 + 2.275%	4.262	06/01/37	108,431
10,731	i	FHLMC	LIBOR 12 M + 1.750%	4.369	06/01/37	11,242
60,259	i	FHLMC	LIBOR 6 M + 1.482%	4.212	08/01/37	62,132
77,357	i	FHLMC	LIBOR 12 M + 0.905%	3.409	09/01/37	78,344
59,042	i	FHLMC	LIBOR 6 M + 1.325%	3.753	09/01/37	60,393
246	i	FHLMC	LIBOR 12 M + 1.795%	4.473	09/01/37	248
10,016	i	FHLMC	LIBOR 12 M + 2.058%	4.123	02/01/38	10,581
69,663	i	FHLMC	LIBOR 12 M + 2.055%	4.370	04/01/38	73,264
19,176	i	FHLMC	LIBOR 12 M + 2.004%	4.274	06/01/38	20,073
8,791	i	FHLMC	LIBOR 12 M + 1.625%	4.375	07/01/38	9,180
9,355	i	FHLMC	LIBOR 12 M + 1.861%	4.582	06/01/40	9,813
38,052	i	FHLMC	LIBOR 12 M + 1.880%	4.630	07/01/40	39,506
78,614	i	FHLMC	LIBOR 12 M + 1.884%	3.740	01/01/41	82,303
5,998	i	FHLMC	LIBOR 12 M + 1.880%	4.278	05/01/41	6,227
246,559	i	FHLMC	LIBOR 12 M + 1.864%	3.896	08/01/41	258,370
144,897	i	FHLMC	LIBOR 12 M + 1.750%	4.128	09/01/41	151,122
33,312	i	FHLMC	LIBOR 12 M + 1.860%	3.176	10/01/41	35,125
5,277		Federal Home Loan Mortgage Corp Gold (FGLMC)		4.500	01/01/19	5,342
920		FGLMC		4.000	05/01/19	940
5,976		FGLMC		4.500	05/01/19	6,050
18,162		FGLMC		4.500	06/01/19	18,387
8,917		FGLMC		4.000	10/01/19	9,105
3,338		FGLMC		5.500	11/01/19	3,358
51,496		FGLMC		4.500	12/01/19	52,132
5,675		FGLMC		4.500	01/01/20	5,745
1,144		FGLMC		4.500	02/01/20	1,158
2,829		FGLMC		4.500	02/01/20	2,864
5,440		FGLMC		5.000	05/01/20	5,470
25,132		FGLMC		5.000	05/01/20	25,269
3,260		FGLMC		4.500	07/01/20	3,300
15,030		FGLMC		5.000	07/01/20	15,113
877		FGLMC		7.000	10/01/20	890
2,639		FGLMC		5.000	12/01/20	2,683
86,677		FGLMC		4.000	05/01/21	88,503
41,391		FGLMC		4.500	06/01/21	41,941
69,282		FGLMC		4.500	06/01/21	70,536
130

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$34,336	FGLMC	5.000%	07/01/21	$34,562
6,474	FGLMC	5.500	07/01/21	6,607
889,007	FGLMC	3.000	12/01/21	882,424
5,378	FGLMC	5.000	10/01/22	5,494
4,268	FGLMC	6.000	11/01/22	4,402
42,042	FGLMC	5.000	04/01/23	43,404
2,846	FGLMC	4.500	05/01/23	2,942
39,169	FGLMC	5.000	05/01/23	41,132
10,233	FGLMC	5.000	10/01/23	10,621
6,269	FGLMC	5.500	10/01/23	6,677
9,465	FGLMC	5.000	11/01/23	9,940
19,145	FGLMC	5.000	03/01/24	20,104
4,319	FGLMC	4.500	04/01/24	4,465
2,003	FGLMC	4.500	05/01/24	2,071
14,463	FGLMC	4.500	06/01/24	14,956
127,177	FGLMC	4.000	07/01/24	130,160
53,088	FGLMC	4.000	07/01/24	54,332
19,026	FGLMC	5.500	07/01/24	19,640
113,359	FGLMC	4.000	08/01/24	115,894
19,172	FGLMC	4.500	09/01/24	19,824
9,249	FGLMC	4.500	09/01/24	9,564
5,121	FGLMC	4.500	09/01/24	5,295
5,466	FGLMC	5.500	09/01/24	5,823
155,671	FGLMC	4.000	10/01/24	159,324
4,749	FGLMC	4.500	10/01/24	4,910
20,227	FGLMC	4.500	10/01/24	20,888
3,937	FGLMC	4.500	11/01/24	4,071
15,313	FGLMC	4.500	12/01/24	15,836
8,388	FGLMC	4.500	02/01/25	8,675
219,854	FGLMC	4.000	03/01/25	225,008
6,060	FGLMC	4.500	06/01/25	6,267
10,569	FGLMC	4.500	07/01/25	10,928
236,606	FGLMC	3.500	10/01/25	238,025
123,189	FGLMC	4.000	10/01/25	126,081
429,245	FGLMC	3.500	11/01/25	431,818
267,521	FGLMC	3.500	11/01/25	269,126
122,858	FGLMC	3.500	12/01/25	123,594
66,671	FGLMC	3.000	01/01/26	66,193
888,437	FGLMC	3.500	01/01/26	893,764
73,785	FGLMC	4.000	04/01/26	75,525
153,601	FGLMC	4.000	05/01/26	157,253
31,682	FGLMC	5.500	07/01/26	33,747
471,984	FGLMC	4.000	08/01/26	483,121
3,880	FGLMC	6.000	08/01/26	4,217
156,576	FGLMC	3.000	09/01/26	155,455
419,541	FGLMC	3.000	10/01/26	416,534
553,099	FGLMC	3.500	10/01/26	556,418
16,497	FGLMC	5.000	10/01/26	17,323
4,441	FGLMC	5.500	10/01/26	4,731
2,415,983	FGLMC	3.000	02/01/27	2,398,662
1,482,760	FGLMC	2.500	05/01/27	1,440,934
1,541,831	FGLMC	2.500	11/01/27	1,498,327
131

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$62,300	FGLMC	6.000%	12/01/27	$67,717
1,259,265	FGLMC	2.500	01/01/28	1,223,723
3,204,621	FGLMC	2.500	03/01/28	3,114,143
76,204	FGLMC	5.000	03/01/28	80,023
1,747,331	FGLMC	2.500	05/01/28	1,697,998
8,082	FGLMC	5.500	05/01/28	8,608
4,929,776	FGLMC	2.500	07/01/28	4,790,580
4,436,404	FGLMC	2.500	07/01/28	4,311,128
1,163,001	FGLMC	3.000	10/01/28	1,152,636
57,917	FGLMC	5.500	01/01/29	61,716
2,497	FGLMC	6.500	01/01/29	2,762
10,959	FGLMC	4.000	02/01/29	11,072
2,368,350	FGLMC	3.500	03/01/29	2,386,968
604	FGLMC	6.500	03/01/29	668
4,471,932	FGLMC	3.000	07/01/29	4,429,494
11,425	FGLMC	6.500	07/01/29	12,640
16,952	FGLMC	5.000	12/01/29	17,841
12,024,111	FGLMC	2.500	05/01/30	11,637,756
28,589	FGLMC	4.000	08/01/30	29,057
190,246	FGLMC	4.500	01/01/31	196,662
429	FGLMC	8.000	01/01/31	454
199,214	FGLMC	4.000	03/01/31	202,719
24,592	FGLMC	4.000	05/01/31	25,026
179,520	FGLMC	4.500	05/01/31	186,020
86,740	FGLMC	4.000	06/01/31	88,269
238,986	FGLMC	4.000	08/01/31	243,191
235,922	FGLMC	4.000	09/01/31	240,082
3,563	FGLMC	6.500	09/01/31	4,021
13,663	FGLMC	8.000	09/01/31	15,128
121,289	FGLMC	3.500	11/01/31	120,394
16,586,532	FGLMC	2.500	12/01/31	16,004,657
42,684	FGLMC	7.000	12/01/31	45,381
15,612	FGLMC	6.500	01/01/32	17,446
37,690	FGLMC	6.000	02/01/32	41,727
1,927,400	FGLMC	3.000	03/01/32	1,898,862
16,402	FGLMC	7.000	04/01/32	18,402
13,859	FGLMC	6.500	05/01/32	15,332
1,301,922	FGLMC	3.500	09/01/32	1,306,739
10,363	FGLMC	5.500	11/01/32	11,228
22,943,377	FGLMC	3.000	01/01/33	22,618,595
13,602	FGLMC	6.000	02/01/33	15,060
51,774	FGLMC	5.000	03/01/33	54,904
17,083	FGLMC	6.000	03/01/33	18,569
5,621	FGLMC	6.000	03/01/33	6,109
20,631	FGLMC	6.000	03/01/33	22,424
34,106	FGLMC	5.000	04/01/33	36,022
6,014	FGLMC	6.000	04/01/33	6,658
348,859	FGLMC	5.000	06/01/33	369,466
114,567	FGLMC	5.500	06/01/33	124,134
2,426,955	FGLMC	3.500	07/01/33	2,436,033
47,463	FGLMC	4.500	07/01/33	49,355
4,081	FGLMC	5.000	08/01/33	4,316
16,763	FGLMC	6.500	08/01/33	18,557
132

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$155,510	FGLMC	5.000%	09/01/33	$165,945
65,744	FGLMC	5.500	09/01/33	71,543
88,455	FGLMC	5.500	09/01/33	97,205
20,577	FGLMC	5.500	09/01/33	22,227
65,495	FGLMC	5.500	09/01/33	70,688
34,801	FGLMC	4.000	10/01/33	35,286
7,353	FGLMC	5.000	10/01/33	7,761
112,726	FGLMC	5.500	10/01/33	122,966
84,050	FGLMC	5.500	12/01/33	91,091
27,593	FGLMC	5.500	12/01/33	29,902
326,692	FGLMC	7.000	12/01/33	369,008
256,239	FGLMC	5.000	01/01/34	271,973
5,808	FGLMC	5.500	02/01/34	6,295
32,423	FGLMC	5.000	03/01/34	34,287
35,240	FGLMC	5.500	03/01/34	38,183
98,703	FGLMC	5.000	05/01/34	104,404
36,561	FGLMC	4.500	06/01/34	37,916
70,722	FGLMC	5.000	06/01/34	74,792
24,503	FGLMC	5.500	06/01/34	26,494
16,008	FGLMC	6.000	06/01/34	17,725
54,316	FGLMC	6.000	09/01/34	60,142
5,098,580	FGLMC	3.500	10/01/34	5,101,896
8,039	FGLMC	5.000	11/01/34	8,529
291,741	FGLMC	5.500	11/01/34	315,863
287,062	FGLMC	5.000	12/01/34	303,556
48,865	FGLMC	5.500	12/01/34	52,955
23,771	FGLMC	5.500	12/01/34	25,578
4,366	FGLMC	5.500	01/01/35	4,730
2,255	FGLMC	5.500	01/01/35	2,444
25,477	FGLMC	5.500	01/01/35	27,548
107,339	FGLMC	4.500	04/01/35	111,315
15,312	FGLMC	6.000	05/01/35	16,955
87,052	FGLMC	6.000	05/01/35	94,620
102,130	FGLMC	7.000	05/01/35	114,493
21,948	FGLMC	5.500	06/01/35	23,788
14,378	FGLMC	5.500	06/01/35	15,583
6,435	FGLMC	5.000	07/01/35	6,809
405,078	FGLMC	5.000	07/01/35	429,998
35,538	FGLMC	6.000	07/01/35	38,628
542,240	FGLMC	5.000	08/01/35	575,773
15,287	FGLMC	5.500	08/01/35	16,283
88,943	FGLMC	6.000	08/01/35	96,676
7,654	FGLMC	4.500	09/01/35	7,938
85,071	FGLMC	5.000	10/01/35	90,265
47,386	FGLMC	5.000	10/01/35	50,143
20,700	FGLMC	5.000	10/01/35	21,885
271,643	FGLMC	5.500	10/01/35	289,659
65,322	FGLMC	5.000	12/01/35	69,164
8,736	FGLMC	5.000	12/01/35	9,276
31,357	FGLMC	6.000	01/01/36	34,689
17,391	FGLMC	5.000	02/01/36	18,461
6,931	FGLMC	5.000	02/01/36	7,357
133

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$8,661	FGLMC	6.000%	02/01/36	$9,590
100,331	FGLMC	5.500	04/01/36	108,670
16,944	FGLMC	5.500	05/01/36	18,342
324,987	FGLMC	6.000	06/01/36	359,867
77,270	FGLMC	5.000	07/01/36	81,978
106,745	FGLMC	6.000	07/01/36	118,113
15,253	FGLMC	6.000	08/01/36	16,863
7,077	FGLMC	6.000	09/01/36	7,693
302,871	FGLMC	5.500	10/01/36	327,913
185,958	FGLMC	5.500	10/01/36	200,577
43,759	FGLMC	6.500	10/01/36	48,409
13,741	FGLMC	5.500	11/01/36	14,870
32,869	FGLMC	6.000	11/01/36	36,372
189,262	FGLMC	6.000	12/01/36	209,579
265,906	FGLMC	5.500	03/01/37	287,205
112,398	FGLMC	6.000	03/01/37	124,473
12,456	FGLMC	6.500	03/01/37	13,780
99,418	FGLMC	5.500	04/01/37	107,360
11,689	FGLMC	5.000	05/01/37	12,403
12,436	FGLMC	5.000	06/01/37	13,167
45,538	FGLMC	5.500	06/01/37	49,137
18,065,854	FGLMC	3.000	07/01/37	17,585,176
175,232	FGLMC	6.000	07/01/37	194,060
75,367	FGLMC	6.000	08/01/37	83,364
30,774	FGLMC	6.000	09/01/37	34,046
259,507	FGLMC	5.500	10/01/37	277,989
9,602	FGLMC	6.000	11/01/37	10,591
77,878	FGLMC	6.500	11/01/37	86,155
35,201	FGLMC	6.000	01/01/38	38,870
16,125	FGLMC	6.000	02/01/38	17,836
119,799	FGLMC	6.000	02/01/38	132,669
178,299	FGLMC	5.000	03/01/38	189,252
496,181	FGLMC	5.000	03/01/38	526,641
20,666	FGLMC	5.000	04/01/38	22,017
205,540	FGLMC	5.000	04/01/38	218,271
242,382	FGLMC	5.500	04/01/38	262,689
52,003	FGLMC	5.500	05/01/38	56,074
6,008	FGLMC	5.500	06/01/38	6,481
11,258	FGLMC	6.000	07/01/38	12,288
28,629	FGLMC	5.500	08/01/38	31,021
196,835	FGLMC	5.500	08/01/38	212,435
25,084	FGLMC	5.000	09/01/38	26,624
329,311	FGLMC	5.500	09/01/38	355,070
100,823	FGLMC	5.500	09/01/38	108,275
6,451	FGLMC	5.500	10/01/38	6,958
124,622	FGLMC	6.000	11/01/38	137,174
863,333	FGLMC	5.500	01/01/39	931,277
739,074	FGLMC	4.500	02/01/39	767,936
353,950	FGLMC	5.000	02/01/39	375,713
23,293	FGLMC	5.500	02/01/39	25,042
2,598	FGLMC	4.500	03/01/39	2,698
145,436	FGLMC	5.000	03/01/39	154,422
18,359	FGLMC	6.000	03/01/39	20,283
134

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$25,353	FGLMC	4.500%	04/01/39	$26,361
983,468	FGLMC	4.500	04/01/39	1,026,520
257,745	FGLMC	4.000	05/01/39	261,464
7,083	FGLMC	4.500	05/01/39	7,380
150,410	FGLMC	4.500	05/01/39	156,641
3,137,380	FGLMC	4.500	05/01/39	3,258,344
353,287	FGLMC	4.500	05/01/39	365,944
135,515	FGLMC	5.000	05/01/39	143,886
306,094	FGLMC	4.000	06/01/39	311,022
1,596,569	FGLMC	4.500	06/01/39	1,661,168
52,372	FGLMC	4.500	06/01/39	54,532
20,555	FGLMC	5.000	06/01/39	21,841
9,204	FGLMC	5.500	06/01/39	9,898
516,386	FGLMC	4.000	07/01/39	524,504
211,756	FGLMC	4.500	07/01/39	220,640
39,653	FGLMC	4.500	07/01/39	41,367
18,034	FGLMC	4.500	07/01/39	18,780
128,348	FGLMC	5.000	07/01/39	136,312
182,109	FGLMC	5.500	07/01/39	196,353
18,725	FGLMC	4.500	08/01/39	19,536
41,807	FGLMC	5.000	08/01/39	44,389
164,607	FGLMC	4.000	09/01/39	166,954
939,705	FGLMC	5.000	09/01/39	997,439
376,710	FGLMC	5.000	09/01/39	400,179
4,693	FGLMC	5.500	09/01/39	5,051
366,743	FGLMC	6.500	09/01/39	405,718
77,875	FGLMC	4.500	10/01/39	81,246
59,554	FGLMC	4.500	10/01/39	61,927
143,679	FGLMC	4.500	10/01/39	149,805
33,216	FGLMC	5.000	10/01/39	35,268
27,593	FGLMC	4.000	11/01/39	28,086
95,139	FGLMC	4.500	11/01/39	99,192
35,301	FGLMC	5.000	11/01/39	37,488
10,671	FGLMC	5.000	11/01/39	11,206
96,895	FGLMC	4.500	12/01/39	101,094
192,239	FGLMC	4.500	12/01/39	200,588
85,224	FGLMC	4.500	12/01/39	88,918
312,978	FGLMC	4.500	12/01/39	326,571
137,679	FGLMC	5.500	12/01/39	148,442
190,412	FGLMC	4.500	01/01/40	198,679
17,755	FGLMC	5.000	01/01/40	18,865
27,768	FGLMC	5.500	01/01/40	29,775
56,867	FGLMC	5.500	03/01/40	61,330
964,790	FGLMC	4.000	04/01/40	982,619
39,494	FGLMC	4.500	04/01/40	41,209
142,740	FGLMC	4.500	04/01/40	148,939
103,011	FGLMC	5.000	04/01/40	109,383
219,874	FGLMC	5.000	04/01/40	233,517
733,710	FGLMC	6.000	04/01/40	812,535
2,394,401	FGLMC	4.500	05/01/40	2,498,364
1,281,887	FGLMC	5.000	05/01/40	1,371,360
6,013	FGLMC	4.500	06/01/40	6,274
135

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$525,407	FGLMC	5.500%	06/01/40	$565,651
1,145,673	FGLMC	4.500	07/01/40	1,195,420
21,691	FGLMC	4.500	08/01/40	22,633
232,594	FGLMC	5.000	08/01/40	247,044
537,611	FGLMC	5.000	08/01/40	571,009
58,399	FGLMC	5.000	08/01/40	62,013
2,968,840	FGLMC	5.500	08/01/40	3,200,256
324,192	FGLMC	4.000	09/01/40	330,210
3,749,034	FGLMC	4.000	11/01/40	3,818,657
2,176,409	FGLMC	4.000	12/01/40	2,216,857
474,007	FGLMC	3.500	01/01/41	470,060
643,527	FGLMC	3.500	01/01/41	638,170
366,123	FGLMC	4.000	01/01/41	372,928
389,143	FGLMC	3.500	02/01/41	385,905
1,458,139	FGLMC	4.000	02/01/41	1,485,244
523,117	FGLMC	4.000	02/01/41	532,837
2,175,580	FGLMC	4.000	04/01/41	2,216,032
398,227	FGLMC	4.500	04/01/41	415,520
83,921	FGLMC	5.000	04/01/41	89,138
403,125	FGLMC	4.500	05/01/41	420,631
460,196	FGLMC	4.500	06/01/41	480,181
1,286,668	FGLMC	3.500	10/01/41	1,275,961
908,071	FGLMC	5.000	10/01/41	964,532
1,591,954	FGLMC	3.500	11/01/41	1,578,695
594,460	FGLMC	4.500	12/01/41	620,278
5,504,451	FGLMC	3.500	01/01/42	5,458,612
1,622,706	FGLMC	3.500	02/01/42	1,609,193
2,008,169	FGLMC	3.500	04/01/42	1,991,445
3,468,212	FGLMC	4.000	05/01/42	3,532,744
10,798,810	FGLMC	4.500	05/01/42	11,267,137
2,473,273	FGLMC	3.500	07/01/42	2,452,752
689,335	FGLMC	3.000	08/01/42	665,988
4,146,265	FGLMC	3.000	10/01/42	4,004,422
2,718,307	FGLMC	3.000	10/01/42	2,625,980
1,142,508	FGLMC	3.500	12/01/42	1,133,001
3,712,886	FGLMC	2.500	01/01/43	3,436,857
7,874,341	FGLMC	3.000	01/01/43	7,602,185
11,849,262	FGLMC	3.000	04/01/43	11,435,572
3,850,233	FGLMC	3.500	05/01/43	3,818,169
4,702,759	FGLMC	3.000	08/01/43	4,537,882
3,087,197	FGLMC	3.000	08/01/43	2,978,851
4,065,305	FGLMC	3.500	08/01/43	4,031,450
1,698,478	FGLMC	4.500	10/01/43	1,759,145
2,435,281	FGLMC	4.000	11/01/43	2,469,944
4,490,038	FGLMC	3.500	02/01/44	4,452,657
3,607,143	FGLMC	4.000	02/01/44	3,655,161
22,490,832	FGLMC	4.000	02/01/44	22,865,177
1,703,646	FGLMC	4.000	04/01/44	1,725,303
2,129,338	FGLMC	4.500	05/01/44	2,201,402
3,881,597	FGLMC	4.000	06/01/44	3,931,014
5,900,319	FGLMC	4.000	08/01/44	5,975,438
4,722,388	FGLMC	3.500	09/01/44	4,673,323
5,735,364	FGLMC	3.500	11/01/44	5,668,669
136

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$8,432,409	FGLMC	3.500%	12/01/44	$8,327,663
5,214,892	FGLMC	3.500	01/01/45	5,147,770
9,573,774	FGLMC	3.000	02/01/45	9,211,777
12,810,092	FGLMC	3.500	03/01/45	12,650,510
6,940,075	FGLMC	4.000	03/01/45	7,027,680
4,522,072	FGLMC	3.000	04/01/45	4,347,174
9,600,184	FGLMC	3.500	04/01/45	9,472,652
19,735,648	FGLMC	3.500	07/01/45	19,473,477
13,082,056	FGLMC	4.500	07/01/45	13,580,738
38,764,560	FGLMC	3.000	08/01/45	37,439,749
8,491,229	FGLMC	4.000	11/01/45	8,589,662
16,706,017	FGLMC	3.500	12/01/45	16,484,068
13,421,186	FGLMC	3.500	03/01/46	13,239,416
6,238,421	FGLMC	4.000	03/01/46	6,310,064
27,293,007	FGLMC	3.000	04/01/46	26,155,899
12,511,357	FGLMC	3.500	05/01/46	12,337,070
14,845,392	FGLMC	4.000	09/01/46	15,015,957
12,944,132	FGLMC	3.000	11/01/46	12,400,806
13,078,764	FGLMC	3.000	11/01/46	12,529,802
8,718,326	FGLMC	3.000	12/01/46	8,355,079
13,425,757	FGLMC	3.500	12/01/46	13,226,613
17,853,174	FGLMC	3.000	02/01/47	17,099,107
8,477,145	FGLMC	3.500	02/01/47	8,350,379
7,784,930	FGLMC	4.000	02/01/47	7,872,619
22,569,289	FGLMC	3.500	07/01/47	22,227,398
22,330,537	FGLMC	3.500	10/01/47	21,989,668
19,092,678	FGLMC	3.000	12/01/47	18,279,012
18,718,446	FGLMC	4.000	12/01/47	18,938,508
19,500,723	FGLMC	4.000	05/01/48	19,701,432
29,611,502	FGLMC	3.500	07/01/48	29,155,632
25	Federal National Mortgage Association (FNMA)	4.500	10/01/18	25
2,123	FNMA	5.000	11/01/18	2,187
1	FNMA	5.000	01/01/19	1
153	FNMA	6.000	01/01/19	165
754	FNMA	4.500	05/01/19	764
486	FNMA	4.500	06/01/19	492
2,145	FNMA	4.500	06/01/19	2,172
13	FNMA	5.000	07/01/19	13
22,925	FNMA	5.000	10/01/19	23,615
1,721	FNMA	4.500	11/01/19	1,742
2,208	FNMA	4.500	12/01/19	2,236
14	FNMA	5.000	03/01/20	14
1,899	FNMA	5.000	04/01/20	1,956
1,148	FNMA	4.500	06/01/20	1,162
1,062	FNMA	4.500	09/01/20	1,076
2,762	FNMA	4.500	10/01/20	2,799
2,409	FNMA	4.500	11/01/20	2,439
11,224	FNMA	5.000	12/01/20	11,600
48,570	FNMA	5.500	01/01/21	48,857
49	FNMA	5.500	01/01/21	49
1,577	FNMA	5.000	03/01/21	1,624
9,588	FNMA	5.500	08/01/21	9,806
137

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,624	FNMA	6.000%	08/01/21	$2,680
1,578	FNMA	5.000	10/01/21	1,627
1,269	FNMA	5.000	11/01/21	1,307
1,005	FNMA	5.500	11/01/21	1,018
7,336	FNMA	5.500	10/01/22	7,510
3,304	FNMA	6.000	10/01/22	3,382
2,141	FNMA	5.000	03/01/23	2,220
5,195	FNMA	4.500	04/01/23	5,259
54,676	FNMA	4.500	06/01/23	55,822
5,125	FNMA	5.000	06/01/23	5,314
7,084	FNMA	5.500	06/01/23	7,563
11,180	FNMA	5.000	07/01/23	11,530
59,326	FNMA	5.000	07/01/23	61,515
6,434	FNMA	5.500	08/01/23	6,671
13,110	FNMA	5.000	11/01/23	13,764
2,521	FNMA	5.500	11/01/23	2,567
123,383	FNMA	5.500	01/01/24	126,729
13,899	FNMA	5.500	02/01/24	14,839
61,336	FNMA	4.000	03/01/24	62,616
4,791	FNMA	4.500	04/01/24	4,967
218,125	FNMA	4.000	05/01/24	222,712
74,848	FNMA	4.000	05/01/24	76,417
6,132	FNMA	4.000	06/01/24	6,261
7,454	FNMA	4.500	07/01/24	7,731
7,081	FNMA	5.500	07/01/24	7,560
167	FNMA	8.000	07/01/24	183
39,825	FNMA	4.500	08/01/24	41,117
40,488	FNMA	4.000	09/01/24	41,342
157,926	FNMA	4.000	09/01/24	161,243
15,851	FNMA	4.500	09/01/24	16,443
356,322	FNMA	4.500	10/01/24	369,566
18,781	FNMA	5.000	01/01/25	19,718
30,246	FNMA	4.500	02/01/25	31,376
268,752	FNMA	4.500	03/01/25	278,793
3,691	FNMA	4.500	03/01/25	3,755
77,535	FNMA	5.000	03/01/25	81,400
157,902	FNMA	4.500	04/01/25	163,346
73,204	FNMA	4.500	04/01/25	75,783
812,432	FNMA	4.000	05/01/25	829,555
277,308	FNMA	4.000	06/01/25	283,156
200,519	FNMA	4.500	06/01/25	207,138
80,012	FNMA	4.000	08/01/25	81,703
39,087	FNMA	5.500	08/01/25	42,165
399,183	FNMA	3.500	09/01/25	401,470
399,539	FNMA	4.000	09/01/25	407,821
577,357	FNMA	3.500	10/01/25	580,664
451,378	FNMA	3.500	10/01/25	453,964
171,810	FNMA	5.000	10/01/25	180,374
321,677	FNMA	4.000	11/01/25	328,434
523,584	FNMA	3.500	12/01/25	526,583
380,948	FNMA	3.500	02/01/26	383,130
2,272,701	FNMA	3.500	02/01/26	2,285,720
112,550	FNMA	4.000	03/01/26	114,986
138

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$302,921	FNMA	4.000%	06/01/26	$309,521
312,780	FNMA	3.500	08/01/26	314,571
237,762	FNMA	3.500	09/01/26	239,124
127,761	FNMA	4.000	09/01/26	130,528
372,896	FNMA	3.500	10/01/26	375,032
7,744	FNMA	6.000	10/01/26	8,367
555,026	FNMA	3.000	11/01/26	551,602
475,836	FNMA	3.000	12/01/26	472,900
1,281,356	FNMA	3.000	01/01/27	1,273,450
1,624,247	FNMA	4.000	01/01/27	1,658,368
910,092	FNMA	3.500	02/01/27	915,306
1,529,890	FNMA	3.000	04/01/27	1,520,446
977,983	FNMA	3.000	04/01/27	971,946
568,767	FNMA	3.500	05/01/27	573,216
581,287	FNMA	2.500	06/01/27	565,547
1,637,237	FNMA	3.000	06/01/27	1,627,117
717,534	FNMA	2.500	07/01/27	698,103
1,525,577	FNMA	2.500	09/01/27	1,484,299
17,375	FNMA	5.500	09/01/27	18,550
2,586,686	FNMA	2.500	10/01/27	2,516,630
1,597,349	FNMA	3.000	11/01/27	1,587,478
2,863	FNMA	5.500	01/01/28	3,057
6,093,953	FNMA	2.500	02/01/28	5,928,914
4,797,468	FNMA	2.500	02/01/28	4,667,495
2,599	FNMA	5.000	02/01/28	2,728
3,480,279	FNMA	2.500	04/01/28	3,383,835
5,104,120	FNMA	2.500	04/01/28	4,962,659
13,171	FNMA	5.500	06/01/28	14,062
1,365,401	FNMA	2.500	07/01/28	1,327,542
2,816,064	FNMA	2.500	08/01/28	2,737,985
3,973,595	FNMA	3.000	10/01/28	3,939,245
2,233	FNMA	5.500	11/01/28	2,384
11	FNMA	7.500	01/01/29	12
4,512,970	FNMA	3.000	03/01/29	4,473,959
20,682	FNMA	4.000	03/01/29	20,894
16,228,006	FNMA	3.000	04/01/29	16,087,724
66,033	FNMA	4.500	04/01/29	68,317
54,099	FNMA	4.000	05/01/29	54,653
25,959	FNMA	4.500	06/01/29	26,860
9,063	FNMA	4.000	07/01/29	9,155
170,795	FNMA	4.500	08/01/29	176,729
33,223	FNMA	4.500	09/01/29	34,376
30,017	FNMA	4.500	11/01/29	31,143
9,265	FNMA	4.500	01/01/30	9,589
2,772,559	FNMA	2.500	02/01/30	2,687,897
24,008	FNMA	4.000	03/01/30	24,431
9,741	FNMA	4.500	05/01/30	10,088
14,051	FNMA	4.500	06/01/30	14,552
6,169,014	FNMA	3.000	07/01/30	6,115,625
130,569	FNMA	4.500	08/01/30	135,223
27,364	FNMA	4.000	09/01/30	27,846
176,734	FNMA	4.000	10/01/30	179,847
139

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,599,668	FNMA	4.000%	11/01/30	$1,627,873
273,817	FNMA	4.000	11/01/30	278,646
60,702	FNMA	4.500	12/01/30	62,866
6,175,601	FNMA	3.000	02/01/31	6,106,386
87,763	FNMA	3.500	02/01/31	87,071
95,718	FNMA	4.000	02/01/31	97,405
828	FNMA	7.500	03/01/31	938
6,807,816	FNMA	2.500	04/01/31	6,574,552
261,276	FNMA	3.500	04/01/31	259,218
29,452	FNMA	4.000	04/01/31	29,971
5,957,210	FNMA	3.000	05/01/31	5,890,443
3,045	FNMA	6.000	05/01/31	3,347
346	FNMA	7.500	05/01/31	348
7,290,581	FNMA	2.500	06/01/31	7,040,776
1,069,909	FNMA	4.500	07/01/31	1,118,454
151,180	FNMA	4.500	07/01/31	156,572
873,759	FNMA	4.000	08/01/31	889,174
9,305,132	FNMA	2.500	09/01/31	8,986,300
4,980,182	FNMA	3.000	09/01/31	4,924,365
62,950	FNMA	4.000	09/01/31	64,061
340	FNMA	6.500	09/01/31	372
27,649	FNMA	6.000	11/01/31	30,456
3,442	FNMA	6.500	11/01/31	3,777
9,637,295	FNMA	2.500	12/01/31	9,307,082
1,672,907	FNMA	3.500	01/01/32	1,679,344
9,932	FNMA	6.000	01/01/32	10,940
2,331	FNMA	6.000	01/01/32	2,518
707,014	FNMA	3.500	02/01/32	709,730
9,565	FNMA	6.000	02/01/32	10,537
8,004,793	FNMA	3.000	03/01/32	7,915,076
28,548	FNMA	6.500	04/01/32	31,560
29,355,961	FNMA	3.000	06/01/32	29,026,944
56,004	FNMA	6.500	07/01/32	62,081
8,417	FNMA	6.500	08/01/32	9,227
755,519	FNMA	3.000	09/01/32	742,685
23,480	FNMA	7.500	09/01/32	25,746
2,247,426	FNMA	3.000	10/01/32	2,209,246
44,026	FNMA	5.500	10/01/32	47,447
37,879	FNMA	6.000	10/01/32	40,939
14,898	FNMA	6.000	11/01/32	16,398
18,791,380	FNMA	3.000	12/01/32	18,580,770
17,775	FNMA	5.500	12/01/32	19,192
1,206	FNMA	5.500	12/01/32	1,289
24,142	FNMA	6.000	12/01/32	26,496
138,145	FNMA	5.500	01/01/33	148,849
300,512	FNMA	6.000	01/01/33	330,749
140,619	FNMA	5.000	02/01/33	149,304
9,030	FNMA	5.000	02/01/33	9,541
1,539,642	FNMA	3.000	04/01/33	1,513,482
1,921,571	FNMA	3.500	04/01/33	1,928,983
6,692	FNMA	6.000	04/01/33	7,371
18,978,872	FNMA	3.500	05/01/33	19,087,587
886,601	FNMA	5.500	05/01/33	957,294
140

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$51,528	FNMA	5.000%	06/01/33	$54,705
116,828	FNMA	5.500	06/01/33	126,157
19,066	FNMA	4.500	07/01/33	19,757
50,576	FNMA	5.000	07/01/33	53,680
102,312	FNMA	4.500	08/01/33	106,042
4,325	FNMA	4.500	08/01/33	4,463
16,943	FNMA	5.000	08/01/33	17,858
55,433	FNMA	5.500	09/01/33	59,182
194,279	FNMA	5.500	09/01/33	209,290
12,719	FNMA	6.000	09/01/33	13,738
144,301	FNMA	4.500	10/01/33	149,684
24,165	FNMA	5.000	10/01/33	25,654
16,938	FNMA	5.000	10/01/33	17,975
195,172	FNMA	5.500	10/01/33	210,628
602,108	FNMA	5.500	10/01/33	663,301
9,519	FNMA	4.500	11/01/33	9,868
27,610	FNMA	5.000	11/01/33	29,316
1,889,124	FNMA	5.000	11/01/33	2,011,952
219,264	FNMA	5.000	12/01/33	232,796
276,105	FNMA	5.500	12/01/33	300,277
2,786,989	FNMA	3.000	01/01/34	2,739,626
85,268	FNMA	5.000	02/01/34	90,534
352,228	FNMA	6.000	02/01/34	387,978
21,061	FNMA	5.000	03/01/34	22,401
8,795	FNMA	5.000	03/01/34	9,338
501,501	FNMA	5.000	03/01/34	532,456
11,603	FNMA	5.000	03/01/34	12,320
25,156	FNMA	5.000	03/01/34	26,790
7,222	FNMA	5.000	03/01/34	7,668
72,734	FNMA	5.000	04/01/34	77,222
76,232	FNMA	5.500	04/01/34	82,394
47,608	FNMA	4.500	05/01/34	49,346
21,042	FNMA	4.500	05/01/34	21,828
17,232	FNMA	5.500	07/01/34	18,626
27,448	FNMA	5.500	07/01/34	29,659
26,620	FNMA	7.000	07/01/34	29,800
207,580	FNMA	5.000	08/01/34	220,394
23,434	FNMA	5.000	08/01/34	24,881
116,332	FNMA	6.000	08/01/34	128,127
20,639	FNMA	6.000	08/01/34	22,723
12,655	FNMA	4.500	09/01/34	13,134
421,908	FNMA	5.500	09/01/34	455,604
3,992	FNMA	5.500	11/01/34	4,314
10,021	FNMA	6.000	11/01/34	10,824
6,436	FNMA	5.000	12/01/34	6,833
3,945	FNMA	5.500	12/01/34	4,264
12,653	FNMA	6.000	12/01/34	13,723
602,813	FNMA	4.500	01/01/35	625,478
39,875	FNMA	5.500	01/01/35	42,840
1,291,574	FNMA	5.500	02/01/35	1,395,792
54,082	FNMA	5.500	02/01/35	58,551
285,584	FNMA	5.500	04/01/35	306,864
141

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$51,845		FNMA		6.000%	04/01/35	$57,111
49,033		FNMA		6.000	04/01/35	54,005
85,969		FNMA		6.000	05/01/35	94,632
21,455		FNMA		5.000	06/01/35	22,779
1,940	i	FNMA	LIBOR 12 M + 1.570%	4.295	07/01/35	2,020
64,029		FNMA		5.000	07/01/35	68,002
6,794,598		FNMA		3.000	08/01/35	6,679,065
130,434		FNMA		4.500	08/01/35	135,341
139,797		FNMA		5.000	08/01/35	148,207
82,803		FNMA		5.000	08/01/35	87,841
5,140		FNMA		4.500	09/01/35	5,331
6,376		FNMA		4.500	09/01/35	6,614
15,277		FNMA		5.500	09/01/35	16,512
82,567		FNMA		5.000	10/01/35	87,628
168,187		FNMA		5.500	10/01/35	182,059
3,370		FNMA		5.000	11/01/35	3,415
206,262		FNMA		5.500	11/01/35	222,675
1,821		FNMA		4.500	12/01/35	1,879
49,988		FNMA		5.500	12/01/35	53,369
8,972,872		FNMA		3.500	01/01/36	8,979,782
55,169	i	FNMA	LIBOR 12 M + 1.519%	3.458	02/01/36	57,248
460,868		FNMA		5.000	02/01/36	489,511
71,747		FNMA		6.500	02/01/36	78,660
212,543		FNMA		6.000	03/01/36	234,093
3,457,128		FNMA		3.500	05/01/36	3,459,791
3,868		FNMA		5.000	05/01/36	4,091
405,223		FNMA		6.000	06/01/36	446,081
66,414	i	FNMA	LIBOR 12 M + 1.571%	4.321	07/01/36	69,422
22,093		FNMA		6.000	07/01/36	24,321
110,734		FNMA		6.500	07/01/36	122,230
218,753		FNMA		5.500	08/01/36	234,705
191,045		FNMA		6.500	08/01/36	212,601
4,078,221		FNMA		3.000	09/01/36	3,977,306
15,335		FNMA		5.500	09/01/36	16,575
5,942		FNMA		6.500	09/01/36	6,515
17,824		FNMA		6.500	09/01/36	19,727
27,364		FNMA		6.000	10/01/36	30,163
8,324,018		FNMA		3.000	11/01/36	8,118,039
13,032		FNMA		6.500	11/01/36	14,511
4,435	i	FNMA	LIBOR 12 M + 1.725%	3.505	12/01/36	4,652
78,065		FNMA		6.000	12/01/36	86,057
12,564	i	FNMA	LIBOR 12 M + 1.820%	3.625	01/01/37	13,211
35,088		FNMA		5.500	01/01/37	37,894
2,959	i	FNMA	LIBOR 6 M + 1.522%	4.022	02/01/37	3,060
248,689		FNMA		5.500	02/01/37	268,472
13,092		FNMA		6.000	02/01/37	14,418
13,592		FNMA		7.000	02/01/37	14,457
4,812	i	FNMA	LIBOR 12 M + 1.795%	3.810	03/01/37	5,051
1,678		FNMA		5.000	03/01/37	1,776
90,099		FNMA		6.500	03/01/37	100,621
47,889		FNMA		6.500	03/01/37	52,988
72,856		FNMA		7.000	04/01/37	83,344
65,069		FNMA		5.000	05/01/37	68,683
142

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$3,447		FNMA		7.000%	05/01/37	$3,630
23,192	i	FNMA	LIBOR 12 M + 1.782%	4.145	06/01/37	24,331
20,366		FNMA		5.500	06/01/37	21,940
23,868		FNMA		5.500	08/01/37	25,792
10,380		FNMA		6.000	08/01/37	11,420
34,901		FNMA		6.500	08/01/37	38,264
8,384		FNMA		6.500	08/01/37	9,192
15,853		FNMA		5.500	09/01/37	16,925
38,880		FNMA		6.000	09/01/37	42,821
76,285		FNMA		6.000	09/01/37	84,454
38,241		FNMA		6.000	09/01/37	42,061
117,114		FNMA		6.000	09/01/37	128,297
152,667		FNMA		6.000	09/01/37	165,965
13,680		FNMA		6.500	09/01/37	14,997
4,466		FNMA		6.500	09/01/37	4,896
47,543	i	FNMA	DGS1 + 2.275%	4.322	10/01/37	49,644
13,536		FNMA		6.500	10/01/37	14,901
180,761		FNMA		5.500	11/01/37	194,669
302,410		FNMA		6.000	11/01/37	333,354
15,436		FNMA		7.000	11/01/37	16,666
9,510,842		FNMA		3.000	12/01/37	9,231,134
9,399,677		FNMA		4.000	01/01/38	9,574,530
1,453		FNMA		6.500	01/01/38	1,593
93,019		FNMA		5.500	02/01/38	99,948
28,001		FNMA		6.500	02/01/38	30,699
15,806		FNMA		7.000	02/01/38	18,367
37,680	i	FNMA	LIBOR 12 M + 1.770%	3.881	03/01/38	39,541
8,913		FNMA		5.000	03/01/38	9,411
4,927		FNMA		5.000	03/01/38	5,201
17,706		FNMA		5.500	03/01/38	18,996
6,031		FNMA		6.000	03/01/38	6,690
5,712		FNMA		6.500	03/01/38	6,288
141,550		FNMA		6.500	03/01/38	155,187
5,339		FNMA		6.500	03/01/38	5,854
15,984		FNMA		5.000	04/01/38	16,781
245,345		FNMA		5.500	04/01/38	264,068
265,240		FNMA		6.000	04/01/38	291,822
20,592		FNMA		4.500	05/01/38	21,360
986,114		FNMA		5.000	05/01/38	1,047,437
250,794		FNMA		5.000	05/01/38	264,677
702,908		FNMA		6.000	06/01/38	773,869
1,063,314		FNMA		6.500	06/01/38	1,185,034
225,292		FNMA		6.000	07/01/38	248,318
4,676	i	FNMA	LIBOR 12 M + 1.603%	4.353	08/01/38	4,884
2,785	i	FNMA	LIBOR 12 M + 1.750%	4.625	08/01/38	2,929
691,545		FNMA		6.000	09/01/38	762,052
22,888	i	FNMA	LIBOR 12 M + 1.354%	3.104	10/01/38	23,583
143

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,790		FNMA		6.000%	10/01/38	$1,938
12,659		FNMA		5.500	11/01/38	13,536
3,450		FNMA		5.000	12/01/38	3,651
623,785		FNMA		5.500	12/01/38	674,551
94,021		FNMA		4.500	01/01/39	97,895
96,319		FNMA		5.000	01/01/39	102,039
2,568,258		FNMA		5.000	01/01/39	2,725,704
93,088		FNMA		5.500	01/01/39	100,051
384,823		FNMA		5.500	01/01/39	415,329
19,184		FNMA		6.000	01/01/39	21,068
1,765		FNMA		6.000	01/01/39	1,906
163,961		FNMA		4.500	02/01/39	170,718
474,701		FNMA		4.500	02/01/39	494,384
224,797		FNMA		4.500	02/01/39	234,175
6,621		FNMA		5.500	02/01/39	7,116
483,291		FNMA		4.000	04/01/39	491,642
18,366		FNMA		5.500	04/01/39	19,791
791,533		FNMA		4.500	05/01/39	824,425
152,217		FNMA		4.500	05/01/39	158,549
424,069		FNMA		4.500	06/01/39	441,700
152,190		FNMA		4.500	06/01/39	158,523
311,407		FNMA		5.500	06/01/39	336,221
87,122		FNMA		4.500	07/01/39	90,699
107,661		FNMA		4.500	07/01/39	112,142
10,023	i	FNMA	LIBOR 12 M + 1.835%	4.585	07/01/39	10,554
10,978		FNMA		5.000	07/01/39	11,671
1,631,971		FNMA		4.000	08/01/39	1,660,129
257,021		FNMA		4.000	08/01/39	261,456
91,606	i	FNMA	LIBOR 12 M + 1.650%	4.400	08/01/39	95,793
16,953	i	FNMA	LIBOR 12 M + 1.690%	4.440	08/01/39	17,685
23,090		FNMA		4.500	08/01/39	24,096
1,034,443		FNMA		4.500	08/01/39	1,077,488
334,046		FNMA		4.500	08/01/39	347,937
1,487,079		FNMA		5.000	08/01/39	1,581,513
13,937		FNMA		5.000	08/01/39	14,768
628,667		FNMA		4.000	09/01/39	639,526
37,128		FNMA		5.000	09/01/39	39,332
236,233		FNMA		5.500	09/01/39	256,888
125,937		FNMA		6.000	09/01/39	138,808
510,781		FNMA		6.500	10/01/39	566,032
26,033		FNMA		5.000	11/01/39	27,700
748,477		FNMA		4.000	12/01/39	761,356
68,089		FNMA		4.500	12/01/39	70,519
161,034		FNMA		4.500	12/01/39	167,736
2,466,005		FNMA		4.500	12/01/39	2,568,243
19,444	i	FNMA	LIBOR 12 M + 1.815%	3.659	01/01/40	20,415
45,765		FNMA		4.500	01/01/40	47,659
52,820		FNMA		5.000	01/01/40	56,203
316,660		FNMA		6.000	02/01/40	348,648
466,578		FNMA		4.500	03/01/40	485,758
246,129		FNMA		4.500	03/01/40	256,248
23,007		FNMA		5.000	03/01/40	24,458
23,011		FNMA		4.500	04/01/40	23,955
144

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$822,617		FNMA		5.000%	04/01/40	$874,840
610,308		FNMA		5.000	04/01/40	649,258
104,052	i	FNMA	LIBOR 12 M + 1.839%	3.713	05/01/40	109,416
159,297	i	FNMA	LIBOR 12 M + 1.794%	3.925	05/01/40	167,205
49,145	i	FNMA	LIBOR 12 M + 1.883%	4.234	05/01/40	51,735
23,327		FNMA		4.500	05/01/40	24,288
57,561		FNMA		4.500	07/01/40	59,916
61,027		FNMA		4.500	07/01/40	63,530
72,954		FNMA		5.000	07/01/40	77,616
475,363		FNMA		4.500	08/01/40	494,901
661,856		FNMA		4.500	08/01/40	689,058
31,648	i	FNMA	LIBOR 12 M + 1.805%	4.555	08/01/40	32,942
485,700		FNMA		5.000	08/01/40	516,807
1,136,913		FNMA		4.500	09/01/40	1,183,314
476,971		FNMA		4.500	09/01/40	496,389
941,832		FNMA		6.000	09/01/40	1,037,933
184,772		FNMA		3.500	10/01/40	183,268
790,645		FNMA		4.000	10/01/40	804,387
1,938,954		FNMA		4.000	10/01/40	1,972,664
1,055,863		FNMA		4.500	10/01/40	1,098,733
1,546,181		FNMA		3.500	11/01/40	1,533,735
1,635,418		FNMA		4.000	11/01/40	1,663,849
1,444,666		FNMA		4.000	11/01/40	1,469,781
914,209		FNMA		4.000	11/01/40	930,102
166,019		FNMA		4.500	11/01/40	172,778
56,030	i	FNMA	LIBOR 12 M + 1.823%	3.573	12/01/40	58,583
514,283		FNMA		4.000	12/01/40	523,217
3,752,804		FNMA		4.500	12/01/40	3,905,590
57,234		FNMA		3.500	01/01/41	56,774
285,212		FNMA		3.500	02/01/41	282,916
60,472	i	FNMA	LIBOR 12 M + 1.802%	3.675	02/01/41	63,386
1,371,663		FNMA		4.000	02/01/41	1,396,347
1,277,098		FNMA		4.000	03/01/41	1,299,304
933,335		FNMA		4.500	04/01/41	971,332
1,274,243		FNMA		4.500	05/01/41	1,326,121
201,311		FNMA		4.500	05/01/41	209,345
661,557		FNMA		4.500	06/01/41	688,453
146,937	i	FNMA	LIBOR 12 M + 1.780%	4.348	07/01/41	153,983
819,216		FNMA		4.500	07/01/41	852,570
2,247,892		FNMA		4.000	09/01/41	2,286,981
1,216,971		FNMA		4.500	09/01/41	1,266,267
400,919		FNMA		5.500	09/01/41	432,912
27,848	i	FNMA	LIBOR 12 M + 1.800%	2.970	10/01/41	29,024
173,205	i	FNMA	LIBOR 12 M + 1.828%	3.734	10/01/41	180,998
780,767		FNMA		3.500	11/01/41	774,510
865,581		FNMA		3.500	11/01/41	858,609
527,568	i	FNMA	LIBOR 12 M + 1.750%	2.949	12/01/41	553,012
32,891,507		FNMA		3.500	12/01/41	32,626,585
5,137,380		FNMA		3.500	12/01/41	5,096,155
888,088		FNMA		4.000	12/01/41	903,531
2,287,159		FNMA		3.500	03/01/42	2,268,740
1,516,421		FNMA		4.000	03/01/42	1,542,782
145

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$4,245,527		FNMA		3.500%	04/01/42	$4,211,334
1,534,854		FNMA		3.500	04/01/42	1,522,493
1,728,291		FNMA		4.500	04/01/42	1,798,662
1,576,479		FNMA		5.000	04/01/42	1,680,356
1,341,120		FNMA		4.000	05/01/42	1,364,413
1,715,902		FNMA		5.000	05/01/42	1,824,104
1,384,923		FNMA		3.000	06/01/42	1,338,672
6,219,781		FNMA		3.500	06/01/42	6,169,688
5,255,756		FNMA		4.000	06/01/42	5,346,507
3,268,810		FNMA		4.000	06/01/42	3,325,551
10,042,508		FNMA		3.500	07/01/42	9,961,630
1,957,499		FNMA		4.500	07/01/42	2,035,194
2,059,348		FNMA		3.500	08/01/42	2,042,881
3,354,395		FNMA		3.000	09/01/42	3,241,406
4,119,679		FNMA		3.500	09/01/42	4,086,500
18,869,152		FNMA		4.500	09/01/42	19,642,155
6,926,809		FNMA		3.000	10/01/42	6,692,677
2,026,427		FNMA		3.500	10/01/42	2,010,106
2,672,730		FNMA		2.500	01/01/43	2,485,212
8,370,397		FNMA		3.000	01/01/43	8,084,551
11,666,842		FNMA		3.000	02/01/43	11,265,706
33,167,059		FNMA		3.000	04/01/43	32,019,130
2,933,606		FNMA		3.000	04/01/43	2,831,371
8,450,617		FNMA		3.000	04/01/43	8,158,089
1,638,465	i	FNMA	LIBOR 12 M + 1.695%	2.136	06/01/43	1,626,757
8,587,437		FNMA		3.000	06/01/43	8,288,604
7,057,630		FNMA		3.000	07/01/43	6,812,358
6,385,112		FNMA		3.500	07/01/43	6,326,174
504,168	i	FNMA	LIBOR 12 M + 1.550%	4.284	07/01/43	520,409
6,222,649		FNMA		3.000	08/01/43	6,006,110
2,850,572		FNMA		4.000	08/01/43	2,901,281
4,950,223		FNMA		3.000	09/01/43	4,778,315
6,287,553		FNMA		3.500	09/01/43	6,227,627
4,552,440		FNMA		3.500	10/01/43	4,513,125
540,818		FNMA		4.500	10/01/43	561,115
1,714,981		FNMA		4.000	11/01/43	1,740,610
4,117,967		FNMA		4.000	11/01/43	4,180,014
1,201,796		FNMA		4.500	12/01/43	1,247,036
3,605,376		FNMA		4.500	12/01/43	3,740,135
4,461,339		FNMA		4.000	01/01/44	4,521,549
62,602,481		FNMA		4.000	03/01/44	63,722,490
3,394,654		FNMA		4.000	05/01/44	3,436,958
3,646,822		FNMA		4.000	07/01/44	3,692,453
3,960,219		FNMA		4.000	07/01/44	4,009,467
2,350,605		FNMA		3.500	09/01/44	2,323,309
3,382,506		FNMA		4.000	09/01/44	3,424,309
7,848,056		FNMA		3.500	10/01/44	7,756,923
17,433,669		FNMA		5.000	11/01/44	18,550,598
3,831,690		FNMA		4.000	12/01/44	3,876,776
5,815,556		FNMA		3.000	01/01/45	5,614,092
18,121,828		FNMA		3.000	01/01/45	17,490,422
36,800,540		FNMA		3.500	01/01/45	36,405,814
12,775,435		FNMA		3.500	02/01/45	12,627,037
146

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$7,824,546		FNMA	3.000%	04/01/45	$7,526,368
13,005,149		FNMA	3.500	05/01/45	12,854,083
10,790,650		FNMA	3.500	07/01/45	10,665,313
13,931,658		FNMA	4.000	07/01/45	14,091,255
18,974,557		FNMA	3.000	11/01/45	18,228,751
9,504,591		FNMA	3.500	11/01/45	9,394,179
24,018,689		FNMA	4.000	11/01/45	24,288,844
8,680,305		FNMA	3.500	12/01/45	8,579,469
11,584,820		FNMA	3.500	12/01/45	11,450,248
7,530,871		FNMA	3.500	01/01/46	7,443,388
6,833,021		FNMA	3.500	02/01/46	6,752,940
11,693,757		FNMA	4.500	05/01/46	12,076,470
8,000,446		FNMA	3.000	06/01/46	7,666,182
14,648,298		FNMA	3.500	07/01/46	14,467,548
13,519,697		FNMA	4.000	08/01/46	13,665,515
12,713,540		FNMA	3.000	09/01/46	12,180,386
13,138,733		FNMA	3.000	10/01/46	12,586,404
25,970,700		FNMA	3.000	11/01/46	24,878,927
8,190,613		FNMA	3.500	12/01/46	8,085,312
37,757,220		FNMA	3.000	01/01/47	36,166,055
11,093,346		FNMA	4.000	02/01/47	11,209,828
13,517,683		FNMA	3.000	03/01/47	12,947,741
12,873,037		FNMA	3.500	03/01/47	12,699,532
3,883,606		FNMA	4.000	03/01/47	3,924,309
18,012,002		FNMA	3.000	04/01/47	17,252,555
17,391,662		FNMA	3.500	04/01/47	17,153,659
8,604,180		FNMA	3.500	05/01/47	8,488,211
16,418,665		FNMA	4.000	07/01/47	16,589,050
19,352,698		FNMA	3.500	08/01/47	19,067,861
18,800,554		FNMA	3.500	11/01/47	18,512,374
9,537,075		FNMA	3.500	01/01/48	9,390,887
37,471,402		FNMA	4.000	01/01/48	37,879,803
34,280,334		FNMA	4.500	07/01/48	35,377,182
15,000,000	h	FNMA	4.000	10/01/48	15,160,545
7,573,300		FNMA	3.500	07/01/55	7,478,289
3,406		Government National Mortgage Association (GNMA)	4.500	01/20/24	3,532
24,562		GNMA	4.000	04/15/24	25,052
5,604		GNMA	4.500	07/15/24	5,807
87,307		GNMA	4.000	08/15/24	89,038
23,033		GNMA	4.500	08/15/24	24,011
67,764		GNMA	4.000	09/15/24	69,106
12,788		GNMA	4.500	01/15/25	13,330
106,634		GNMA	4.000	08/15/25	108,763
57,710		GNMA	3.500	03/15/26	58,688
68,687		GNMA	4.000	04/15/26	70,054
58,623		GNMA	4.000	06/20/26	60,038
92,110		GNMA	3.500	11/20/26	93,468
489,354		GNMA	3.000	12/15/26	487,617
1,512,743		GNMA	2.500	04/20/27	1,475,590
992,654		GNMA	2.500	09/20/27	968,269
813		GNMA	6.500	09/15/28	892
394		GNMA	6.500	09/15/28	433
147

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,155	GNMA	6.500%	11/15/28	$2,364
840	GNMA	7.500	11/15/28	873
1,480,494	GNMA	3.500	11/20/28	1,502,500
7,471	GNMA	8.500	10/15/30	7,741
3,313	GNMA	8.500	10/20/30	3,783
406	GNMA	8.500	12/15/30	481
497	GNMA	7.000	06/20/31	570
1,525	GNMA	7.000	07/15/31	1,566
1,726	GNMA	7.000	07/15/31	1,848
8,681,543	GNMA	3.000	08/20/32	8,641,197
192,427	GNMA	6.000	10/15/32	210,298
24,836	GNMA	5.500	12/20/32	26,765
51,140	GNMA	5.500	05/15/33	54,853
8,781	GNMA	5.000	07/15/33	9,326
30,915	GNMA	5.500	07/15/33	33,451
7,427	GNMA	5.000	07/20/33	7,913
24,913	GNMA	5.000	08/15/33	25,959
27,204	GNMA	5.000	08/15/33	28,588
128,448	GNMA	5.500	09/15/33	141,148
100,042	GNMA	6.000	11/20/33	109,266
44,815	GNMA	5.500	05/20/34	48,284
65,312	GNMA	6.000	09/20/34	72,160
5,098	GNMA	5.000	10/20/34	5,432
145,555	GNMA	5.500	11/15/34	158,135
64,331	GNMA	6.500	01/15/35	71,921
33,358	GNMA	5.500	02/20/35	35,933
654,048	GNMA	5.000	03/20/35	703,865
203,805	GNMA	5.000	04/15/35	216,485
210,232	GNMA	5.500	05/20/35	226,493
7,896	GNMA	5.000	09/20/35	8,412
3,802	GNMA	5.000	11/15/35	3,962
4,844	GNMA	5.000	11/15/35	5,146
56,350	GNMA	5.500	02/20/36	60,589
6,485	GNMA	5.500	03/15/36	7,024
18,398	GNMA	5.500	05/20/36	19,755
5,188	GNMA	6.500	06/15/36	5,798
168,075	GNMA	5.500	06/20/36	180,339
10,454	GNMA	5.000	09/15/36	11,104
6,292	GNMA	6.000	09/15/36	6,855
16,327	GNMA	6.000	10/20/36	17,825
11,962	GNMA	5.000	12/15/36	12,705
10,559	GNMA	5.500	01/15/37	11,326
10,008	GNMA	6.000	01/20/37	10,958
231,716	GNMA	5.500	02/15/37	251,040
36,277	GNMA	6.000	02/20/37	39,624
264,693	GNMA	6.000	04/15/37	288,415
10,895	GNMA	6.500	04/15/37	11,953
142,195	GNMA	6.000	04/20/37	153,512
17,229	GNMA	6.000	06/15/37	18,709
19,874	GNMA	6.000	08/20/37	21,644
16,700	GNMA	6.500	08/20/37	19,062
75,324	GNMA	6.500	11/20/37	86,552
27,386	GNMA	6.000	12/15/37	29,589
148

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$4,999		GNMA		5.000%	02/20/38	$5,309
126,325		GNMA		5.000	04/15/38	134,236
4,581		GNMA		5.500	05/20/38	4,883
25,006		GNMA		5.500	06/15/38	27,209
53,324		GNMA		6.000	06/20/38	58,365
74,770		GNMA		5.500	07/15/38	80,366
434,669		GNMA		5.000	07/20/38	463,421
389,258		GNMA		5.500	07/20/38	417,714
9,381		GNMA		5.500	08/15/38	10,088
158,944		GNMA		6.000	08/15/38	173,048
47,936		GNMA		6.000	08/15/38	51,791
38,147		GNMA		6.000	08/20/38	41,588
150,240		GNMA		6.000	09/20/38	163,234
38,156		GNMA		5.000	10/15/38	39,767
14,513		GNMA		5.500	10/15/38	16,144
20,400		GNMA		6.500	10/20/38	21,129
7,389		GNMA		6.500	10/20/38	8,278
2,134		GNMA		5.500	11/15/38	2,295
29,736		GNMA		6.500	11/20/38	33,235
138,868		GNMA		6.000	12/15/38	150,093
3,312		GNMA		6.500	12/15/38	3,718
29,739		GNMA		5.000	01/15/39	31,590
708,068		GNMA		4.500	01/20/39	742,300
75,916		GNMA		6.500	01/20/39	84,565
28,619		GNMA		5.000	02/15/39	30,395
7,942		GNMA		6.000	02/15/39	8,581
24,570		GNMA		4.500	03/15/39	25,636
229,279		GNMA		4.500	03/15/39	239,145
45,089	i	GNMA	DGS1 + 1.500%	3.625	03/20/39	44,987
8,969		GNMA		4.500	03/20/39	9,406
149,298		GNMA		5.500	03/20/39	160,145
14,926		GNMA		4.500	04/15/39	15,572
245,055		GNMA		5.500	04/15/39	266,544
5,644		GNMA		5.000	04/20/39	6,018
30,517		GNMA		4.000	05/15/39	31,044
436,562		GNMA		4.500	05/15/39	455,422
204,895		GNMA		5.000	05/15/39	217,673
30,656		GNMA		4.000	05/20/39	31,455
80,851		GNMA		4.500	05/20/39	84,764
1,659,105		GNMA		5.000	05/20/39	1,768,296
12,900		GNMA		4.500	06/15/39	13,455
1,221,259		GNMA		4.500	06/15/39	1,274,162
1,493,409		GNMA		5.000	06/15/39	1,591,843
1,285,368		GNMA		5.000	06/15/39	1,369,523
27,570		GNMA		5.000	06/15/39	29,282
12,317		GNMA		5.000	06/15/39	13,081
14,675		GNMA		5.000	06/15/39	15,585
149

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$18,375		GNMA		4.000%	06/20/39	$18,855
11,011		GNMA		5.000	06/20/39	11,732
1,444,664		GNMA		4.000	07/15/39	1,469,621
17,358		GNMA		4.500	07/15/39	18,110
36,768		GNMA		4.500	07/15/39	38,360
1,614,554		GNMA		4.500	07/15/39	1,696,576
15,548		GNMA		5.000	07/15/39	16,513
185,019		GNMA		4.500	07/20/39	193,967
158,458		GNMA		5.000	07/20/39	169,448
16,693		GNMA		5.500	07/20/39	18,262
80,326		GNMA		4.000	08/15/39	81,713
197,981		GNMA		5.000	08/15/39	209,898
12,862		GNMA		5.500	08/15/39	13,820
95,294		GNMA		6.000	08/15/39	102,957
54,368		GNMA		4.000	08/20/39	55,948
41,632		GNMA		5.000	08/20/39	44,353
30,612		GNMA		5.000	09/15/39	31,917
57,437		GNMA		5.000	09/20/39	61,194
12,599		GNMA		4.500	10/15/39	13,147
8,179		GNMA		5.000	10/15/39	8,685
18,255		GNMA		4.500	10/20/39	19,138
36,095		GNMA		4.500	11/15/39	37,940
27,042		GNMA		4.500	11/20/39	28,362
31,299		GNMA		5.000	11/20/39	33,348
45,064		GNMA		4.500	12/15/39	46,603
892,788		GNMA		4.500	12/15/39	931,264
26,718		GNMA		4.500	12/20/39	28,011
955,297		GNMA		5.000	12/20/39	1,021,214
902,086		GNMA		4.500	01/20/40	945,710
12,738		GNMA		5.500	01/20/40	13,665
477,573		GNMA		5.500	02/15/40	513,319
67,542		GNMA		4.000	03/15/40	68,709
14,934		GNMA		5.000	03/15/40	15,865
7,519		GNMA		4.500	04/15/40	7,846
158,414		GNMA		5.000	04/15/40	167,376
36,156		GNMA		4.500	04/20/40	37,903
5,828		GNMA		4.500	05/15/40	6,080
170,878		GNMA		5.000	05/15/40	179,247
348,834	i	GNMA	DGS1 + 1.500%	3.625	05/20/40	361,396
7,894		GNMA		4.500	05/20/40	8,275
3,025,861		GNMA		4.500	06/15/40	3,157,118
13,384		GNMA		4.500	06/15/40	13,960
9,924		GNMA		4.500	06/15/40	10,351
176,333		GNMA		5.000	06/20/40	190,233
369,934		GNMA		4.500	07/15/40	385,921
98,118		GNMA		4.500	07/15/40	102,341
1,289,278		GNMA		4.500	07/20/40	1,351,690
38,214		GNMA		5.000	07/20/40	40,906
150

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$265,846		GNMA		4.000%	08/15/40	$272,029
1,204,471		GNMA		4.000	08/15/40	1,232,730
117,905		GNMA		4.500	08/15/40	123,692
99,338		GNMA		4.500	08/20/40	104,139
81,712		GNMA		4.500	09/20/40	85,667
24,349		GNMA		5.500	09/20/40	26,137
29,312		GNMA		6.500	09/20/40	32,644
35,867		GNMA		4.000	10/15/40	36,722
71,887		GNMA		6.000	10/20/40	78,492
444,774		GNMA		4.000	11/15/40	455,409
1,107,233		GNMA		4.000	11/20/40	1,136,189
256,924		GNMA		3.500	12/15/40	256,627
389,507		GNMA		5.500	12/20/40	417,972
1,262,363		GNMA		4.000	01/15/41	1,291,900
2,905,055		GNMA		4.000	01/20/41	2,981,150
236,502		GNMA		4.000	02/15/41	242,015
775,272		GNMA		4.500	02/20/41	812,742
430,579		GNMA		4.500	03/15/41	449,180
936,999		GNMA		4.500	04/20/41	982,325
192,724		GNMA		5.000	04/20/41	205,199
87,505	i	GNMA	DGS1 + 1.500%	3.625	06/20/41	89,681
205,417		GNMA		4.000	07/15/41	210,192
378,275		GNMA		4.000	07/20/41	388,144
1,226,299		GNMA		4.500	07/20/41	1,285,392
1,046,269		GNMA		5.000	07/20/41	1,125,524
275,667		GNMA		4.500	08/15/41	287,564
465,156		GNMA		5.000	08/20/41	494,329
648,600		GNMA		4.000	09/15/41	663,716
47,509	i	GNMA	DGS1 + 1.500%	2.750	09/20/41	48,785
1,714,756		GNMA		4.000	09/20/41	1,759,605
104,125		GNMA		4.000	10/15/41	106,541
101,555	i	GNMA	DGS1 + 1.500%	3.125	10/20/41	104,296
60,001	i	GNMA	DGS1 + 1.500%	3.125	10/20/41	61,612
2,194,086		GNMA		4.000	10/20/41	2,251,403
275,406		GNMA		5.500	10/20/41	296,555
680,731		GNMA		3.500	11/15/41	679,944
1,486,171		GNMA		4.000	11/15/41	1,520,924
2,807,154		GNMA		4.500	11/20/41	2,942,144
1,207,065		GNMA		5.000	11/20/41	1,286,409
321,461		GNMA		6.000	11/20/41	345,006
1,519,755		GNMA		3.500	01/20/42	1,521,102
151

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$343,786	i	GNMA	DGS1 + 1.500%	3.375%	02/20/42	$352,563
740,571		GNMA		3.500	03/20/42	740,923
1,183,513		GNMA		4.500	03/20/42	1,241,147
1,354,230		GNMA		3.500	04/15/42	1,352,665
2,248,795		GNMA		3.500	05/20/42	2,241,839
7,071,013		GNMA		3.500	05/20/42	7,071,474
1,582,396		GNMA		4.000	05/20/42	1,623,696
3,213,721		GNMA		3.500	07/15/42	3,210,007
355,952	i	GNMA	DGS1 + 1.500%	2.750	07/20/42	363,021
1,647,874		GNMA		3.500	07/20/42	1,647,981
2,055,487		GNMA		3.000	08/20/42	2,008,842
2,343,671		GNMA		3.500	08/20/42	2,336,422
6,940,485		GNMA		3.500	08/20/42	6,940,937
1,182,124		GNMA		6.000	08/20/42	1,290,756
2,704,550		GNMA		3.500	10/20/42	2,704,726
2,993,741		GNMA		3.000	11/20/42	2,925,805
2,499,377		GNMA		3.000	12/20/42	2,426,898
3,488,036		GNMA		3.000	12/20/42	3,408,883
2,055,961		GNMA		3.000	01/15/43	1,999,898
4,534,338		GNMA		3.000	01/15/43	4,425,781
2,659,668		GNMA		3.000	01/20/43	2,599,312
4,527,657		GNMA		3.000	02/20/43	4,424,912
2,807,484		GNMA		3.000	02/20/43	2,727,287
849,646		GNMA		3.000	04/15/43	829,365
788,632		GNMA		5.000	04/20/43	835,805
1,833,172		GNMA		3.000	05/20/43	1,791,569
2,833,821		GNMA		3.000	06/20/43	2,769,510
5,547,576		GNMA		3.500	06/20/43	5,530,416
6,133,613		GNMA		3.000	07/20/43	5,994,412
2,831,842		GNMA		3.500	07/20/43	2,832,027
13,599,859		GNMA		4.500	08/20/43	14,243,863
4,140,795		GNMA		3.500	09/20/43	4,141,066
1,504,054		GNMA		4.000	09/20/43	1,541,448
17,347,497		GNMA		3.500	10/20/43	17,348,631
9,271,308		GNMA		4.000	10/20/43	9,502,047
766,042		GNMA		3.500	11/20/43	766,092
1,645,810		GNMA		4.000	11/20/43	1,686,773
1,392,694		GNMA		4.500	12/20/43	1,459,264
1,477,919		GNMA		4.500	01/20/44	1,548,473
1,998,756		GNMA		3.500	02/20/44	1,998,887
2,765,792		GNMA		4.000	02/20/44	2,834,701
2,797,381		GNMA		4.000	05/20/44	2,867,029
2,902,788		GNMA		4.000	06/20/44	2,974,988
152

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$8,304,389		GNMA	3.500%	07/20/44	$8,292,135
2,144,620		GNMA	4.500	10/20/44	2,246,768
6,039,606		GNMA	3.500	11/20/44	6,020,319
8,092,906		GNMA	3.000	12/20/44	7,893,460
11,809,911		GNMA	4.000	12/20/44	12,104,008
19,536,724		GNMA	3.500	02/20/45	19,477,787
8,956,562		GNMA	4.000	03/20/45	9,179,825
8,589,953		GNMA	3.000	04/20/45	8,354,228
9,182,654		GNMA	3.000	06/20/45	8,928,768
9,609,389		GNMA	3.000	07/20/45	9,342,712
16,596,646		GNMA	4.000	11/20/45	17,009,860
9,864,911		GNMA	3.000	12/20/45	9,586,043
8,881,617		GNMA	3.500	12/20/45	8,854,822
10,490,277		GNMA	4.000	04/20/46	10,745,115
7,278,748		GNMA	3.000	05/20/46	7,076,357
30,767,008		GNMA	3.500	05/20/46	30,650,470
11,330,382		GNMA	3.000	06/20/46	10,996,088
7,053,826		GNMA	3.500	06/20/46	7,024,933
14,633,739		GNMA	3.500	08/20/46	14,571,542
8,116,587		GNMA	3.000	09/20/46	7,880,816
33,344,386		GNMA	3.500	09/20/46	33,197,523
8,409,921		GNMA	3.000	12/20/46	8,156,562
8,504,231		GNMA	3.000	01/20/47	8,247,617
12,220,514		GNMA	3.500	01/20/47	12,161,020
6,787,105		GNMA	4.000	01/20/47	6,907,108
25,499,143		GNMA	3.000	02/20/47	24,729,702
24,423,325		GNMA	3.500	02/20/47	24,304,390
18,211,037		GNMA	4.000	04/20/47	18,554,330
17,123,381		GNMA	3.500	05/20/47	17,039,937
8,815,918		GNMA	3.500	06/20/47	8,772,931
9,995,175	h	GNMA	3.000	07/20/47	9,693,750
22,429,992		GNMA	4.500	07/20/47	23,207,369
18,598,599		GNMA	3.000	08/20/47	18,030,574
22,981,336		GNMA	3.500	08/20/47	22,869,150
38,011,968		GNMA	3.500	11/20/47	37,826,317
28,722,106		GNMA	3.500	12/20/47	28,581,785
19,332,352		GNMA	3.500	01/20/48	19,237,847
34,530,229		GNMA	4.000	05/20/48	35,143,756
24,775,780		GNMA	4.000	06/20/48	25,215,995
24,944,290		GNMA	4.000	08/20/48	25,386,261
20,000,000	h	GNMA	4.500	09/20/48	20,695,300
		TOTAL MORTGAGE BACKED			2,895,197,444

MUNICIPAL BONDS - 0.7%
200,000		Alabama Economic Settlement Authority	4.263	09/15/32	203,684
300,000		American Municipal Power	7.834	02/15/41	429,228
500,000		American Municipal Power	6.270	02/15/50	607,060
500,000		Bay Area Toll Authority	6.263	04/01/49	682,150
200,000		California State University	3.899	11/01/47	188,660
720,000		Central Puget Sound Regional Transit Authority	5.491	11/01/39	868,745
250,000		City of Chicago IL	7.375	01/01/33	271,910
300,000		City of Chicago IL	5.432	01/01/42	269,022
153

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$190,000	City of Houston TX	3.961%	03/01/47	$179,160
750,000	City Public Service Board of San Antonio TX	5.808	02/01/41	930,915
150,000	Colorado Bridge Enterprise	6.078	12/01/40	184,398
200,000	Commonwealth Financing Authority	4.014	06/01/33	198,126
100,000	Commonwealth Financing Authority	3.864	06/01/38	96,333
100,000	Commonwealth Financing Authority	4.144	06/01/38	98,176
200,000	Commonwealth of Massachusetts	4.200	12/01/21	204,594
500,000	Commonwealth of Massachusetts	5.731	06/01/40	610,350
100,000	Commonwealth of Massachusetts	3.277	06/01/46	88,302
195,000	Commonwealth of Pennsylvania	5.850	07/15/30	202,525
200,000	County of Clark NV	6.820	07/01/45	282,272
350,000	Denver City & County School District No	4.242	12/15/37	353,734
200,000	District of Columbia	5.591	12/01/34	230,266
100,000	East Baton Rouge Sewerage Commission	6.087	02/01/45	103,181
10,000	Energy Northwest	2.814	07/01/24	9,662
500,000	Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	499,700
200,000	Florida State Board of Administration Finance Corp	2.163	07/01/19	199,320
200,000	Florida State Board of Administration Finance Corp	2.638	07/01/21	198,008
200,000	Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	187,854
200,000	Health & Educational Facilities Authority of the State of Missouri	3.086	09/15/51	165,816
200,000	Health & Educational Facilities Authority of the State of Missouri	3.652	08/15/57	184,576
630,000	Los Angeles Unified School District	5.750	07/01/34	745,189
100,000	Massachusetts School Building Authority	5.715	08/15/39	119,304
200,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd	4.053	07/01/26	203,636
100,000	Metropolitan Government of Nashville & Davidson County	6.731	07/01/43	131,446
940,000	Metropolitan Transportation Authority	6.648	11/15/39	1,208,605
650,000	Metropolitan Transportation Authority	7.336	11/15/39	926,965
500,000	Missouri Highway & Transportation Commission	5.445	05/01/33	569,315
250,000	Municipal Electric Authority of Georgia	6.637	04/01/57	294,895
499,000	Municipal Electric Authority of Georgia	6.655	04/01/57	590,596
947,000	New Jersey Economic Development Authority	7.425	02/15/29	1,135,661
335,000	New Jersey State Turnpike Authority	7.414	01/01/40	479,315
1,000,000	New Jersey State Turnpike Authority	7.102	01/01/41	1,378,090
800,000	New Jersey Transportation Trust Fund Authority	5.754	12/15/28	879,512
360,000	New Jersey Transportation Trust Fund Authority	6.104	12/15/28	376,211
700,000	New Jersey Transportation Trust Fund Authority	6.875	12/15/39	713,006
1,100,000	New York City Municipal Water Finance Authority	5.790	06/15/41	1,143,186
500,000	New York City Municipal Water Finance Authority	5.440	06/15/43	600,845
600,000	New York State Dormitory Authority	5.289	03/15/33	676,986
130,000	New York State Dormitory Authority	5.628	03/15/39	150,965
545,000	New York State Dormitory Authority	5.600	03/15/40	646,964
200,000	New York State Dormitory Authority	4.946	08/01/48	201,672
400,000	New York State Urban Development Corp	5.838	03/15/40	474,276
675,000	Ohio State Water Development Authority	4.879	12/01/34	727,191
750,000	Oregon School Boards Association	4.759	06/30/28	791,895
250,000	Oregon School Boards Association	5.680	06/30/28	281,540
100,000	Oregon State Department of Transportation	5.834	11/15/34	120,859
154

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Permanent University Fund-Texas A&M University System	3.660%	07/01/47	$279,255
200,000	Permanent University Fund-University of Texas System	3.376	07/01/47	182,448
200,000	Port Authority of New York & New Jersey	6.040	12/01/29	237,986
500,000	Port Authority of New York & New Jersey	5.647	11/01/40	602,475
300,000	Port Authority of New York & New Jersey	4.823	06/01/45	313,509
1,000,000	Port Authority of New York & New Jersey	5.310	08/01/46	1,071,580
200,000	Port Authority of New York & New Jersey	4.031	09/01/48	197,126
400,000	Port Authority of New York & New Jersey	4.229	10/15/57	397,220
200,000	Port Authority of New York & New Jersey	4.810	10/15/65	218,290
200,000	Sales Tax Securitization Corp	3.587	01/01/43	182,580
1,000,000	Sales Tax Securitization Corp	3.820	01/01/48	907,390
100,000	Salt River Project Agricultural Improvement & Power District	4.839	01/01/41	111,981
100,000	San Jose Redevelopment Agency	3.375	08/01/34	92,627
800,000	Santa Clara Valley Transportation Authority	5.876	04/01/32	925,288
500,000	South Carolina Public Service Authority	2.388	12/01/23	464,720
600,000	State of California	6.200	10/01/19	619,758
300,000	State of California	2.800	04/01/21	299,004
645,000	State of California	5.700	11/01/21	694,755
200,000	State of California	3.375	04/01/25	198,100
200,000	State of California	3.500	04/01/28	195,702
300,000	State of California	4.500	04/01/33	311,889
250,000	State of California	7.500	04/01/34	345,682
225,000	State of California	4.600	04/01/38	233,415
1,285,000	State of California	7.550	04/01/39	1,875,560
3,400,000	State of California	7.300	10/01/39	4,747,114
2,740,000	State of California	7.625	03/01/40	3,989,851
200,000	State of California Department of Water Resources Power Supply Revenue	2.000	05/01/22	192,736
300,000	State of Connecticut	5.090	10/01/30	316,935
620,000	State of Connecticut	5.850	03/15/32	705,690
5,950,000	State of Illinois	5.100	06/01/33	5,710,513
1,295,000	State of Illinois	6.725	04/01/35	1,374,759
500,000	State of Illinois	5.650	12/01/38	488,075
500,000	State of Kansas Department of Transportation	4.596	09/01/35	536,160
239,800	State of Oregon	5.762	06/01/23	256,270
600,000	State of Texas	4.631	04/01/33	641,538
50,000	State of Texas	5.517	04/01/39	61,272
1,000,000	State of Texas	4.681	04/01/40	1,093,600
575,000	State of Texas Transportation Commission	5.028	04/01/26	618,315
500,000	State of Utah	3.539	07/01/25	501,640
200,000	State of Washington	5.090	08/01/33	222,732
200,000	State of Wisconsin	3.154	05/01/27	191,834
200,000	State of Wisconsin	3.954	05/01/36	197,540
604,000	State Public School Building Authority	5.000	09/15/27	645,622
100,000	Sumter Landing Community Development District	4.172	10/01/47	98,877
300,000	Tennessee Valley Authority	1.750	10/15/18	299,942
750,000	Tennessee Valley Authority	2.250	03/15/20	744,439
750,000	Tennessee Valley Authority	3.875	02/15/21	766,308
750,000	Tennessee Valley Authority	2.875	09/15/24	738,041
200,000	Tennessee Valley Authority	2.875	02/01/27	192,755
155

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Tennessee Valley Authority	5.880%	04/01/36	$641,051
500,000	Tennessee Valley Authority	5.500	06/15/38	624,947
4,300,000	Tennessee Valley Authority	3.500	12/15/42	4,166,425
1,750,000	Tennessee Valley Authority	4.625	09/15/60	2,040,213
300,000	Tennessee Valley Authority	4.250	09/15/65	327,073
100,000	The Ohio State University	4.910	06/01/40	112,533
500,000	The Ohio State University	3.798	12/01/46	469,640
200,000	The Ohio State University	4.048	12/01/56	189,604
500,000	University of California	1.796	07/01/19	496,660
200,000	University of California	3.063	07/01/25	194,100
200,000	University of California	5.770	05/15/43	242,314
200,000	University of California	3.931	05/15/45	193,364
200,000	University of California	4.131	05/15/45	199,372
860,000	University of California	4.858	05/15/12	870,716
200,000	University of California	4.767	05/15/15	197,518
300,000	University of Chicago	4.003	10/01/53	293,683
200,000	University of Notre Dame du Lac	3.438	02/15/45	185,939
200,000	University of Notre Dame du Lac	3.394	02/15/48	183,817
100,000	University of Pennsylvania	4.674	09/01/12	100,822
300,000	University of Southern California	3.028	10/01/39	266,259
200,000	University of Southern California	3.841	10/01/47	196,910
200,000	University of Southern California	5.250	10/01/11	231,230
700,000	University of Texas	4.794	08/15/46	778,680
200,000	University of Texas System	3.852	08/15/46	197,574
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	167,766
	TOTAL MUNICIPAL BONDS			74,154,960

U.S. TREASURY SECURITIES - 37.9%
21,250,000	United States Treasury Bond	4.500	02/15/36	25,214,453
37,400,000	United States Treasury Bond	5.000	05/15/37	47,328,531
129,983,000	United States Treasury Bond	3.500	02/15/39	136,918,812
18,850,000	United States Treasury Bond	4.375	11/15/39	22,360,812
12,585,000	United States Treasury Bond	3.875	08/15/40	13,971,316
11,185,000	United States Treasury Bond	4.250	11/15/40	13,085,139
26,350,000	United States Treasury Bond	4.375	05/15/41	31,404,877
10,000,000	United States Treasury Bond	3.750	08/15/41	10,912,500
38,300,000	United States Treasury Bond	3.125	11/15/41	37,912,512
4,550,000	United States Treasury Bond	3.125	02/15/42	4,502,900
22,000,000	United States Treasury Bond	3.000	05/15/42	21,304,766
10,000,000	United States Treasury Bond	2.750	08/15/42	9,259,375
4,000,000	United States Treasury Bond	2.750	11/15/42	3,700,156
10,250,000	United States Treasury Bond	2.875	05/15/43	9,687,852
6,500,000	United States Treasury Bond	3.625	08/15/43	6,971,504
2,000,000	United States Treasury Bond	3.750	11/15/43	2,189,219
7,615,000	United States Treasury Bond	3.625	02/15/44	8,175,714
16,000,000	United States Treasury Bond	2.500	02/15/45	14,008,125
22,000,000	United States Treasury Bond	3.000	05/15/45	21,219,687
16,000,000	United States Treasury Bond	2.875	08/15/45	15,058,750
27,000,000	United States Treasury Bond	2.500	05/15/46	23,534,297
18,300,000	United States Treasury Bond	2.875	11/15/46	17,203,430
28,000,000	United States Treasury Bond	3.000	02/15/47	26,968,594
30,000,000	United States Treasury Bond	2.750	08/15/47	27,460,547
156

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$45,000,000	United States Treasury Bond	2.750%	11/15/47	$41,169,727
38,500,000	United States Treasury Bond	3.000	02/15/48	37,035,195
48,500,000	United States Treasury Bond	3.125	05/15/48	47,831,231
45,000,000	United States Treasury Bond	3.000	08/15/48	43,282,617
30,000,000	United States Treasury Note	1.500	02/28/19	29,895,703
40,750,000	United States Treasury Note	1.500	05/31/19	40,482,578
19,500,000	United States Treasury Note	1.625	08/31/19	19,324,043
10,000,000	United States Treasury Note	1.000	10/15/19	9,830,078
77,000,000	United States Treasury Note	1.500	11/30/19	75,944,258
25,000,000	United States Treasury Note	1.750	11/30/19	24,730,469
15,000,000	United States Treasury Note	1.875	12/31/19	14,846,484
78,500,000	United States Treasury Note	1.375	02/29/20	77,006,660
45,000,000	United States Treasury Note	1.625	03/15/20	44,282,813
50,000,000	United States Treasury Note	1.500	05/31/20	48,955,078
38,000,000	United States Treasury Note	1.500	06/15/20	37,188,047
9,000,000	United States Treasury Note	2.500	06/30/20	8,954,297
22,500,000	United States Treasury Note	1.625	07/31/20	22,025,391
93,000,000	United States Treasury Note	2.625	07/31/20	92,698,476
34,000,000	United States Treasury Note	1.375	08/31/20	33,090,234
20,000,000	United States Treasury Note	1.375	09/15/20	19,454,688
6,000,000	United States Treasury Note	2.000	09/30/20	5,904,141
40,000,000	United States Treasury Note	1.375	10/31/20	38,823,438
50,000,000	United States Treasury Note	1.625	11/30/20	48,726,563
43,000,000	United States Treasury Note	1.875	12/15/20	42,118,164
25,000,000	United States Treasury Note	1.750	12/31/20	24,408,203
48,500,000	United States Treasury Note	1.375	01/31/21	46,885,859
16,000,000	United States Treasury Note	1.125	02/28/21	15,356,875
10,000,000	United States Treasury Note	2.000	02/28/21	9,800,391
60,000,000	United States Treasury Note	2.375	03/15/21	59,322,656
50,000,000	United States Treasury Note	1.250	03/31/21	48,074,219
23,000,000	United States Treasury Note	2.375	04/15/21	22,725,078
55,000,000	United States Treasury Note	1.375	04/30/21	52,974,023
23,000,000	United States Treasury Note	2.625	05/15/21	22,858,047
65,000,000	United States Treasury Note	1.375	05/31/21	62,521,875
25,000,000	United States Treasury Note	1.125	06/30/21	23,853,515
39,000,000	United States Treasury Note	1.125	07/31/21	37,149,023
27,610,000	United States Treasury Note	2.125	08/15/21	27,037,308
20,750,000	United States Treasury Note	2.750	08/15/21	20,673,808
40,000,000	United States Treasury Note	1.125	08/31/21	38,045,312
30,185,000	United States Treasury Note	1.125	09/30/21	28,669,855
50,000,000	United States Treasury Note	1.250	10/31/21	47,597,656
13,379,100	United States Treasury Note	8.000	11/15/21	15,411,573
57,000,000	United States Treasury Note	1.750	11/30/21	55,036,172
51,700,000	United States Treasury Note	2.000	12/31/21	50,264,113
24,300,000	United States Treasury Note	1.875	01/31/22	23,508,352
60,000,000	United States Treasury Note	1.875	02/28/22	58,000,782
3,000,000	United States Treasury Note	1.750	03/31/22	2,884,922
51,000,000	United States Treasury Note	1.875	03/31/22	49,256,836
92,000,000	United States Treasury Note	1.875	04/30/22	88,772,813
33,000,000	United States Treasury Note	1.750	05/31/22	31,669,687
30,000,000	United States Treasury Note	1.750	06/30/22	28,766,016
63,000,000	United States Treasury Note	1.875	07/31/22	60,620,273
55,000,000	United States Treasury Note	1.625	08/31/22	52,368,164
157

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$35,000,000		United States Treasury Note	1.875%	09/30/22	$33,615,039
65,000,000		United States Treasury Note	2.000	10/31/22	62,679,297
108,000,000		United States Treasury Note	2.000	11/30/22	104,068,125
60,000,000		United States Treasury Note	2.625	02/28/23	59,238,281
80,000,000		United States Treasury Note	2.500	03/31/23	78,525,000
30,000,000		United States Treasury Note	2.750	04/30/23	29,756,250
80,000,000		United States Treasury Note	2.750	05/31/23	79,350,000
91,500,000		United States Treasury Note	2.625	06/30/23	90,209,707
80,000,000		United States Treasury Note	2.750	07/31/23	79,300,000
116,000,000		United States Treasury Note	2.750	08/31/23	114,994,062
49,400,000		United States Treasury Note	2.875	09/30/23	49,234,047
13,000,000		United States Treasury Note	2.750	11/15/23	12,876,602
10,000,000		United States Treasury Note	2.125	11/30/23	9,603,516
30,000,000		United States Treasury Note	2.250	01/31/24	28,945,312
25,000,000		United States Treasury Note	2.125	03/31/24	23,933,594
26,000,000		United States Treasury Note	2.500	05/15/24	25,362,187
40,005,000		United States Treasury Note	2.250	11/15/24	38,342,292
40,000,000		United States Treasury Note	2.250	12/31/24	38,309,375
18,000,000		United States Treasury Note	2.625	03/31/25	17,598,516
20,000,000		United States Treasury Note	2.875	04/30/25	19,846,094
17,000,000		United States Treasury Note	2.000	08/15/25	15,932,851
20,000,000		United States Treasury Note	2.750	08/31/25	19,672,656
30,000,000		United States Treasury Note	2.250	11/15/25	28,518,750
44,500,000		United States Treasury Note	1.625	02/15/26	40,390,703
30,000,000		United States Treasury Note	1.625	05/15/26	27,144,141
3,000,000		United States Treasury Note	1.500	08/15/26	2,679,258
56,000,000		United States Treasury Note	2.250	08/15/27	52,524,063
47,000,000		United States Treasury Note	2.750	02/15/28	45,837,852
66,000,000		United States Treasury Note	2.875	05/15/28	65,012,578
88,000,000		United States Treasury Note	2.875	08/15/28	86,666,250
		TOTAL U.S. TREASURY SECURITIES			3,938,634,045

		TOTAL GOVERNMENT BONDS			7,456,869,884
		(Cost $7,667,403,661)

STRUCTURED ASSETS - 2.6%

ASSET BACKED - 0.8%
266,559		American Airlines Pass Through Trust	4.950	01/15/23	273,128
374,888		American Airlines Pass Through Trust	4.000	07/15/25	373,950
241,202	†	American Airlines Pass Through Trust	3.700	10/01/26	235,389
256,006		American Airlines Pass Through Trust	3.375	05/01/27	246,406
176,322		American Airlines Pass Through Trust	3.600	09/22/27	171,847
180,875		American Airlines Pass Through Trust	3.575	01/15/28	176,093
161,350		American Airlines Pass Through Trust	3.200	06/15/28	153,579
277,125		American Airlines Pass Through Trust	3.650	02/15/29	269,959
1,885,000		American Express Credit Account Master Trust	1.930	09/15/22	1,858,868
		Series - 2017 1 (Class A)
1,000,000		American Express Credit Account Master Trust	2.990	12/15/23	996,780
		Series - 2018 4 (Class A)
2,557,051		AmeriCredit Automobile Receivables Trust	2.510	01/08/21	2,555,439
		Series - 2015 1 (Class C)
158

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,565,000		AmeriCredit Automobile Receivables Trust	2.730%	03/08/21	$1,563,640
		Series - 2015 3 (Class C)
955,000		AmeriCredit Automobile Receivables Trust	1.830	12/08/21	942,727
		Series - 2016 4 (Class B)
1,325,000		AmeriCredit Automobile Receivables Trust	2.600	09/18/23	1,295,106
		Series - 2017 4 (Class C)
1,000,000		BMW Vehicle Lease Trust	2.180	06/22/20	993,144
		Series - 2017 1 (Class A4)
1,200,000		Capital One Multi-Asset Execution Trust	2.080	03/15/23	1,182,808
		Series - 2015 A2 (Class A2)
1,500,000		Capital One Multi-Asset Execution Trust	1.990	07/17/23	1,469,435
		Series - 2017 A4 (Class A4)
593,330		CarMax Auto Owner Trust	1.520	02/16/21	589,717
		Series - 2016 2 (Class A3)
1,000,000		CarMax Auto Owner Trust	2.480	11/15/22	988,573
		Series - 2018 1 (Class A3)
575,000		CarMax Auto Owner Trust	2.410	12/15/22	560,479
		Series - 2017 2 (Class B)
224,723		CenterPoint Energy Transition Bond Co II LLC	5.302	08/01/20	227,010
		Series - 2005 A (Class A5)
402,710		CenterPoint Energy Transition Bond Co II LLC	2.161	10/15/21	400,418
		Series - 2012 1 (Class A2)
1,470,000		Chase Issuance Trust	1.370	06/15/21	1,455,997
		Series - 2016 A2 (Class A)
2,500,000		Chase Issuance Trust	1.270	07/15/21	2,471,800
		Series - 2016 A5 (Class A5)
1,600,000		Chase Issuance Trust	1.840	04/15/22	1,574,408
		Series - 2015 A4 (Class A4)
1,500,000		Chase Issuance Trust	2.770	03/15/23	1,489,799
		Series - 2014 A2 (Class A2)
1,000,000		Chase Issuance Trust	2.160	09/15/24	959,714
		Series - 2012 A7 (Class A7)
2,000,000		CitiBank Credit Card Issuance Trust	2.150	07/15/21	1,990,172
		Series - 2014 A6 (Class A6)
1,000,000		CitiBank Credit Card Issuance Trust	1.920	04/07/22	984,186
		Series - 2017 A3 (Class A3)
2,000,000		CitiBank Credit Card Issuance Trust	1.860	08/07/22	1,958,266
		Series - 2017 A8 (Class A8)
2,000,000		CitiBank Credit Card Issuance Trust	2.880	01/23/23	1,989,906
		Series - 0 A1 (Class A1)
1,250,000		CitiBank Credit Card Issuance Trust	2.190	11/20/23	1,212,028
		Series - 2016 A2 (Class A2)
650,000	i	CSAIL Commercial Mortgage Trust	4.910	01/15/49	652,359
		Series - 2016 C6 (Class C)
500,000		CSAIL Commercial Mortgage Trust	2.608	11/15/49	481,581
		Series - 2016 C7 (Class A3)
1,250,000		CSAIL Commercial Mortgage Trust	2.970	04/15/50	1,247,458
		Series - 2015 C1 (Class A2)
2,000,000		CSAIL Commercial Mortgage Trust	4.224	08/15/51	2,056,516
		Series - 2018 CX12 (Class A4)
1,000,000		Discover Card Execution Note Trust	2.120	12/15/21	995,492
		Series - 2014 A4 (Class A4)
3,500,000		Discover Card Execution Note Trust	1.880	02/15/23	3,424,217
		Series - 2017 A6 (Class A6)
159

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$788,552		FHLMC Multifamily Structured Pass Through Certificates	1.459%	09/25/21	$779,859
		Series - 2012 K019 (Class A1)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	2.307	08/25/22	2,910,182
		Series - 2012 K023 (Class A2)
282,223		FHLMC Multifamily Structured Pass Through Certificates	2.779	09/25/22	280,428
		Series - 2013 K030 (Class A1)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.510	11/25/22	487,267
		Series - 2013 K026 (Class A2)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.637	01/25/23	489,344
		Series - 2013 K027 (Class A2)
62,682		FHLMC Multifamily Structured Pass Through Certificates	2.669	02/25/23	62,090
		Series - 2013 K034 (Class A1)
3,000,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.060	07/25/23	2,976,812
		Series - 2013 K033 (Class A2)
1,750,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.531	07/25/23	1,772,005
		Series - 2013 K034 (Class A2)
1,500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.527	10/25/23	1,518,038
		Series - 2014 K036 (Class A2)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	3.023	01/25/25	2,946,785
		Series - 2015 K045 (Class A2)
975,000		Ford Credit Auto Owner Trust	2.240	06/15/22	955,258
		Series - 2017 A (Class B)
1,135,000		Ford Credit Floorplan Master Owner Trust	1.950	11/15/21	1,121,756
		Series - 2016 5 (Class A1)
192,231		GM Financial Automobile Leasing Trust	1.620	09/20/19	191,988
		Series - 2016 2 (Class A3)
1,400,000		GM Financial Automobile Leasing Trust	3.300	07/20/22	1,399,326
		Series - 2018 3 (Class A4)
1,500,000		Hyundai Auto Receivables Trust	1.770	01/18/22	1,476,305
		Series - 2017 B (Class A3)
2,000,000		Hyundai Auto Receivables Trust	2.300	07/15/22	1,991,329
		Series - 2015 B (Class C)
1,500,000		Hyundai Auto Receivables Trust	1.960	02/15/23	1,457,406
		Series - 2017 B (Class A4)
587,577		Mercedes-Benz Auto Receivables Trust	1.260	02/16/21	582,931
		Series - 2016 1 (Class A3)
763,236		Nissan Auto Receivables Owner Trust	1.180	01/15/21	756,231
		Series - 2016 C (Class A3)
48,061		Santander Drive Auto Receivables Trust	2.460	06/15/20	48,076
		Series - 2014 5 (Class C)
1,000,000		Santander Drive Auto Receivables Trust	2.320	08/16/21	996,369
		Series - 2018 1 (Class A3)
160

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$910,000		Santander Drive Auto Receivables Trust	3.090%	04/15/22	$911,254
		Series - 2016 1 (Class C)
240,746		United Airlines Pass Through Trust	4.300	08/15/25	245,291
		Series - 0 2013-1 Cl (Class )
248,802		United Airlines Pass Through Trust	3.750	09/03/26	246,585
		Series - 0 2014-2 Cl (Class )
180,659		United Airlines Pass Through Trust	3.450	12/01/27	174,340
189,447		United Airlines Pass Through Trust	3.100	07/07/28	179,885
189,447		United Airlines Pass Through Trust	3.450	07/07/28	181,438
389,428		United Airlines Pass Through Trust	2.875	10/07/28	361,903
1,500,000		United Airlines Pass Through Trust	3.500	03/01/30	1,446,160
137,129		US Airways Pass Through Trust	4.625	06/03/25	140,196
223,102		US Airways Pass Through Trust	3.950	11/15/25	220,993
15,000	g	Vornado DP LLC	4.004	09/13/28	15,255
		Series - 2010 VNO (Class A2FX)
1,215,000		World Financial Network Credit Card Master Trust	2.550	06/17/24	1,199,637
		Series - 2015 B (Class A)
8,000,000		World Financial Network Credit Card Master Trust	3.070	12/16/24	7,949,265
		Series - 2018 A (Class A)
900,044		World Omni Auto Receivables Trust	1.680	12/15/20	898,557
		Series - 2014 B (Class A4)
4,000,000		World Omni Auto Receivables Trust	2.500	04/17/23	3,948,760
		Series - 2018 A (Class A3)
1,000,000		World Omni Auto Receivables Trust	2.730	02/15/24	984,741
		Series - 2018 A (Class A4)
		TOTAL ASSET BACKED			86,772,439

OTHER MORTGAGE BACKED - 1.8%
2,000,000		BANK	3.538	11/15/54	1,949,483
		Series - 2017 BNK9 (Class A4)
1,500,000		BANK	3.390	06/15/60	1,455,531
		Series - 2017 BNK5 (Class A5)
5,000,000		BANK	3.641	02/15/61	4,976,351
		Series - 2018 BN10 (Class ASB)
2,000,000	i	BANK	3.898	02/15/61	1,964,840
		Series - 2018 BN10 (Class AS)
3,000,000		Barclays Commercial Mortgage Trust	3.674	02/15/50	2,962,368
		Series - 2017 C1 (Class A4)
3,000,000		BENCHMARK Mortgage Trust	3.571	01/15/51	3,016,318
		Series - 2018 B1 (Class A2)
1,000,000	i	BENCHMARK Mortgage Trust	3.878	01/15/51	994,617
		Series - 2018 B1 (Class AM)
1,000,000		BENCHMARK Mortgage Trust	3.976	07/15/51	1,023,228
		Series - 2018 B4 (Class A2)
1,000,000	i	BENCHMARK Mortgage Trust	4.717	07/15/51	1,012,060
		Series - 2018 B4 (Class C)
1,000,000	i	CD Commercial Mortgage Trust	3.526	11/10/49	986,947
		Series - 2016 CD2 (Class A4)
2,000,000		CD Commercial Mortgage Trust	3.631	02/10/50	1,981,261
		Series - 2017 CD3 (Class A4)
1,000,000		CD Commercial Mortgage Trust	3.025	08/15/50	985,145
		Series - 2017 CD5 (Class A2)
161

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,500,000		CD Commercial Mortgage Trust	3.431%	08/15/50	$2,434,514
		Series - 2017 CD5 (Class A4)
1,000,000	i	CD Commercial Mortgage Trust	3.684	08/15/50	978,578
		Series - 2017 CD5 (Class AS)
1,750,000		CD Commercial Mortgage Trust	4.279	08/15/51	1,814,566
		Series - 2018 CD7 (Class A4)
1,053,000		Citigroup Commercial Mortgage Trust	3.422	04/10/46	1,028,174
		Series - 2013 2013-GC11 (Class AS)
755,000		Citigroup Commercial Mortgage Trust	4.023	03/10/47	772,153
		Series - 2014 2014-GC19 (Class A4)
440,887		Citigroup Commercial Mortgage Trust	3.622	07/10/47	442,774
		Series - 2014 GC23 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.635	10/10/47	500,677
		Series - 2014 2014-GC25 (Class A4)
1,000,000		Citigroup Commercial Mortgage Trust	3.137	02/10/48	972,296
		Series - 2015 GC27 (Class A5)
1,000,000		Citigroup Commercial Mortgage Trust	3.571	02/10/48	980,489
		Series - 2015 GC27 (Class AS)
1,000,000		Citigroup Commercial Mortgage Trust	3.616	02/10/49	991,780
		Series - 2016 GC36 (Class A5)
2,000,000		Citigroup Commercial Mortgage Trust	3.314	04/10/49	1,943,883
		Series - 2016 GC37 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.576	04/10/49	488,086
		Series - 2016 GC37 (Class AS)
1,500,000		Citigroup Commercial Mortgage Trust	2.832	08/10/49	1,402,998
		Series - 2016 C2 (Class A4)
1,000,000		Citigroup Commercial Mortgage Trust	3.465	09/15/50	972,263
		Series - 2017 P8 (Class A4)
2,000,000		Citigroup Commercial Mortgage Trust	4.074	06/10/51	2,046,683
		Series - 2018 C5 (Class A2)
1,480,000		Citigroup Commercial Mortgage Trust	3.778	09/10/58	1,494,190
		Series - 2015 GC33 (Class A4)
580,000		COMM Mortgage Trust	4.063	12/10/44	586,511
		Series - 2012 LC4 (Class AM)
325,448		COMM Mortgage Trust	2.752	08/15/45	323,879
		Series - 2012 CR2 (Class ASB)
400,000		COMM Mortgage Trust	2.941	01/10/46	392,488
		Series - 2013 LC6 (Class A4)
493,699		COMM Mortgage Trust	3.213	03/10/46	488,849
		Series - 0 CR7 (Class A4)
1,000,000		COMM Mortgage Trust	4.046	10/10/46	1,025,924
		Series - 2013 CR12 (Class A4)
1,793,081		COMM Mortgage Trust	3.039	11/10/46	1,793,461
		Series - 2013 CR13 (Class A2)
769,382		COMM Mortgage Trust	2.928	02/10/47	769,287
		Series - 2014 CR15 (Class A2)
500,000		COMM Mortgage Trust	3.961	03/10/47	508,247
		Series - 2014 A5 (Class A5)
970,362		COMM Mortgage Trust	2.840	04/10/47	970,126
		Series - 2014 LC15 (Class A2)
1,000,000		COMM Mortgage Trust	4.051	04/10/47	1,024,256
		Series - 2014 CR16 (Class A4)
162

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		COMM Mortgage Trust	3.819%	06/10/47	$1,011,122
		Series - 2014 UBS3 (Class A4)
1,000,000		COMM Mortgage Trust	3.694	08/10/47	1,002,343
		Series - 2014 UBS4 (Class A5)
924,000		COMM Mortgage Trust	3.326	11/10/47	911,879
		Series - 2014 CR20 (Class A3)
1,000,000		COMM Mortgage Trust	3.590	11/10/47	999,483
		Series - 2014 CR20 (Class A4)
1,000,000	i	COMM Mortgage Trust	4.339	12/10/47	1,001,947
		Series - 2014 CR21 (Class B)
3,150,000		COMM Mortgage Trust	3.183	02/10/48	3,076,876
		Series - 2015 LC19 (Class A4)
1,000,000	i	COMM Mortgage Trust	4.402	02/10/48	988,901
		Series - 2015 LC19 (Class C)
1,700,000		COMM Mortgage Trust	3.708	07/10/48	1,703,515
		Series - 2015 LC21 (Class A4)
1,000,000		COMM Mortgage Trust	3.432	08/10/48	989,231
		Series - 2015 CR24 (Class A4)
1,000,000		COMM Mortgage Trust	3.759	08/10/48	1,005,701
		Series - 2015 CR25 (Class A4)
1,500,000		COMM Mortgage Trust	3.221	10/10/48	1,498,940
		Series - 2015 LC23 (Class A2)
1,500,000		COMM Mortgage Trust	3.774	10/10/48	1,509,124
		Series - 2015 LC23 (Class A4)
18,822	i	COMM Mortgage Trust	6.253	12/10/49	18,792
		Series - 2008 LS1 (Class ASM)
500,000		COMM Mortgage Trust	4.258	08/10/50	517,493
		Series - 2013 CR11 (Class A4)
2,750,000		Commercial Mortgage Pass Through Certificates	3.955	02/10/47	2,810,803
		Series - 2014 CR14 (Class A3)
2,000,000		DBJPM	2.691	05/10/49	1,970,360
		Series - 2016 C1 (Class A2)
3,500,000		DBJPM	3.276	05/10/49	3,403,434
		Series - 2016 C1 (Class A4)
1,000,000		DBJPM	3.539	05/10/49	976,030
		Series - 2016 C1 (Class AM)
1,590,000		DBJPM	3.328	06/10/50	1,537,560
		Series - 2017 C6 (Class A5)
275,929		GS Mortgage Securities Corp II	3.314	01/10/45	276,473
		Series - 0 GC6 (Class AAB)
300,000		GS Mortgage Securities Corp II	2.943	02/10/46	294,192
		Series - 2013 GC10 (Class A5)
300,000		GS Mortgage Securities Corp II	3.279	02/10/46	293,714
		Series - 2013 GC10 (Class AS)
800,000		GS Mortgage Securities Corp II	3.382	05/10/50	786,998
		Series - 2015 GC30 (Class A4)
1,731,000		GS Mortgage Securities Trust	3.707	08/10/44	1,747,806
		Series - 2011 GC5 (Class A4)
498,119		GS Mortgage Securities Trust	3.482	01/10/45	500,293
		Series - 2012 GC6 (Class A3)
195,000		GS Mortgage Securities Trust	4.740	05/10/45	198,919
		Series - 0 GCJ7 (Class B)
500,000		GS Mortgage Securities Trust	3.135	06/10/46	492,850
		Series - 2013 GC12 (Class A4)
163

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$511,000		GS Mortgage Securities Trust	3.813%	11/10/46	$517,795
		Series - 2013 GC16 (Class AAB)
12,830		GS Mortgage Securities Trust	2.924	01/10/47	12,826
		Series - 2014 GC18 (Class A2)
1,000,000		GS Mortgage Securities Trust	4.074	01/10/47	1,025,362
		Series - 2014 GC18 (Class A4)
1,500,000		GS Mortgage Securities Trust	3.964	11/10/47	1,487,035
		Series - 2014 GC26 (Class AS)
1,900,000		GS Mortgage Securities Trust	3.136	02/10/48	1,849,955
		Series - 2015 GC28 (Class A4)
1,500,000		GS Mortgage Securities Trust	3.178	11/10/49	1,444,874
		Series - 2016 GS4 (Class A3)
1,350,000	i	GS Mortgage Securities Trust	3.924	11/10/49	1,279,623
		Series - 2016 GS4 (Class C)
1,000,000		GS Mortgage Securities Trust	2.945	08/10/50	981,173
		Series - 2017 GS7 (Class A2)
1,500,000		GS Mortgage Securities Trust	3.430	08/10/50	1,459,282
		Series - 2017 GS7 (Class A4)
90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.633	12/05/27	92,708
		Series - 2009 IWST (Class A2)
300,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.312	05/15/45	293,437
		Series - 2012 C6 (Class D)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.483	06/15/45	300,355
		Series - 2012 CBX (Class A4)
500,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	3.994	01/15/46	510,384
		Series - 2013 C13 (Class A4)
374,108		JP Morgan Chase Commercial Mortgage Securities Corp	4.171	08/15/46	381,386
		Series - 2011 C5 (Class A3)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.166	12/15/46	514,347
		Series - 2013 C16 (Class A4)
350,346		JP Morgan Chase Commercial Mortgage Securities Corp	2.702	12/15/47	346,162
		Series - 2013 C10 (Class ASB)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.840	12/15/47	293,010
		Series - 2012 LC9 (Class A5)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.143	12/15/47	493,542
		Series - 2013 C10 (Class A5)
574,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.372	12/15/47	566,516
		Series - 2013 C10 (Class AS)
1,500,000		JP Morgan Chase Commercial Mortgage Securities Trust	2.960	04/15/46	1,467,976
		Series - 2013 LC11 (Class A5)
164

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		JP Morgan Chase Commercial Mortgage Securities Trust	2.822%	08/15/49	$939,467
		Series - 2016 JP2 (Class A4)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.801	09/15/47	2,018,930
		Series - 2014 C22 (Class A4)
1,225,018		JPMBB Commercial Mortgage Securities Trust	2.940	11/15/47	1,224,155
		Series - 2014 C24 (Class A2)
1,875,000	i	JPMBB Commercial Mortgage Securities Trust	4.118	05/15/48	1,873,966
		Series - 2015 C29 (Class B)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.322	07/15/48	1,985,033
		Series - 2015 C30 (Class A3)
2,700,000		JPMBB Commercial Mortgage Securities Trust	3.227	10/15/48	2,627,848
		Series - 2015 C28 (Class A4)
1,100,000		JPMBB Commercial Mortgage Securities Trust	3.532	10/15/48	1,074,686
		Series - 2015 C28 (Class AS)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.770	12/15/48	2,002,015
		Series - 2015 C33 (Class A4)
1,000,000		JPMBB Commercial Mortgage Securities Trust	3.576	03/15/49	988,091
		Series - 2016 C1 (Class A5)
500,000		JPMBB Commercial Mortgage Securities Trust	3.970	03/15/49	500,232
		Series - 2016 C1 (Class AS)
500,000	i	JPMBB Commercial Mortgage Securities Trust	4.902	03/15/49	520,661
		Series - 2016 C1 (Class B)
1,400,000		JPMCC Commercial Mortgage Securities Trust	3.109	07/15/50	1,361,430
		Series - 2017 JP6 (Class A3)
1,000,000		JPMCC Commercial Mortgage Securities Trust	3.038	09/15/50	985,692
		Series - 2017 JP7 (Class A2)
2,500,000		JPMCC Commercial Mortgage Securities Trust	3.454	09/15/50	2,431,426
		Series - 2017 JP7 (Class A5)
1,000,000	i	JPMDB Commercial Mortgage Securities Trust	3.990	06/15/49	991,292
		Series - 2016 C2 (Class B)
5,922,824		JPMDB Commercial Mortgage Securities Trust	3.141	12/15/49	5,678,557
		Series - 2016 C4 (Class A3)
100,877	†,i	LB-UBS Commercial Mortgage Trust	5.452	09/15/39	69,605
		Series - 2006 C6 (Class AJ)
28,598	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	28,591
		Series - 2007 C6 (Class AM)
74,788		Morgan Stanley Bank of America Merrill Lynch Trust	2.506	11/15/45	74,238
		Series - 2012 2012-C6 (Class A3)
60,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.918	02/15/46	58,728
		Series - 2013 2013-C7 (Class A4)
628,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.834	05/15/46	610,739
		Series - 2013 C9 (Class A3)
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.102	05/15/46	1,227,886
		Series - 2013 2013-C9 (Class A4)
500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.456	05/15/46	491,735
		Series - 2013 2013-C9 (Class AS)
240,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	3.708	05/15/46	236,965
		Series - 2013 2013-C9 (Class B)
200,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.824	10/15/46	202,424
		Series - 2013 2013-C12 (Class ASB)
332,156		Morgan Stanley Bank of America Merrill Lynch Trust	2.916	02/15/47	332,015
		Series - 2014 2014-C14 (Class A2)
165

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$567,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.669%	02/15/47	$570,298
		Series - 2014 2014-C14 (Class A3)
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.654	04/15/47	1,256,031
		Series - 2014 2014-C15 (Class ASB)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.892	06/15/47	2,027,162
		Series - 2014 2014-C16 (Class A5)
3,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.249	02/15/48	3,404,092
		Series - 2015 C20 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.306	04/15/48	978,030
		Series - 2015 C22 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.732	05/15/48	1,001,788
		Series - 2015 C24 (Class A4)
3,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.134	12/15/48	2,961,034
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.599	05/15/50	1,963,465
		Series - 2017 C33 (Class A5)
1,250,000		Morgan Stanley Capital I Trust	3.244	03/15/45	1,241,378
		Series - 2012 C4 (Class A4)
535,000		Morgan Stanley Capital I Trust	3.594	03/15/49	530,586
		Series - 2016 UBS9 (Class A4)
1,000,000		Morgan Stanley Capital I, Inc	3.997	07/15/51	1,018,990
		Series - 2018 H3 (Class A2)
1,000,000	i	Morgan Stanley Capital I, Inc	5.013	07/15/51	1,001,012
		Series - 2018 H3 (Class C)
28,844	i	TIAA Seasoned Commercial Mortgage Trust	5.481	08/15/39	28,918
		Series - 2007 C4 (Class AJ)
1,500,000		UBS Barclays Commercial Mortgage Trust	3.185	03/10/46	1,483,908
		Series - 2013 C5 (Class A4)
500,000		UBS Barclays Commercial Mortgage Trust	3.244	04/10/46	495,072
		Series - 0 C6 (Class A4)
1,000,000		UBS Barclays Commercial Mortgage Trust	3.525	05/10/63	1,001,461
		Series - 2012 C2 (Class A4)
326,470		UBS Citigroup Commercial Mortgage Trust	3.595	01/10/45	326,973
		Series - 2011 C1 (Class A3)
100,000		UBS Commercial Mortgage Trust	4.822	05/10/45	103,719
		Series - 2012 C1 (Class B)
1,000,000		UBS Commercial Mortgage Trust	2.998	08/15/50	988,077
		Series - 2017 C3 (Class A2)
1,500,000		UBS Commercial Mortgage Trust	3.426	08/15/50	1,453,136
		Series - 2017 C3 (Class A4)
1,000,000	i	UBS Commercial Mortgage Trust	3.739	08/15/50	978,092
		Series - 2017 C3 (Class AS)
1,000,000		UBS Commercial Mortgage Trust	3.147	10/15/50	989,524
		Series - 2017 C4 (Class A2)
10,000,000		UBS Commercial Mortgage Trust	3.713	02/15/51	10,088,836
		Series - 2018 C8 (Class A2)
2,000,000		UBS Commercial Mortgage Trust	4.296	08/15/51	2,061,836
		Series - 2018 C12 (Class A5)
875,000	i	Wells Fargo Commercial Mortgage Trust	3.872	05/15/48	867,195
		Series - 2015 C28 (Class AS)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.695	11/15/48	1,992,934
		Series - 2015 C31 (Class A4)
480,000	i	Wells Fargo Commercial Mortgage Trust	4.224	12/15/48	482,178
		Series - 2015 NXS4 (Class B)
166

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000		Wells Fargo Commercial Mortgage Trust	2.652%	08/15/49	$1,856,745
		Series - 2016 BNK1 (Class A3)
500,000		Wells Fargo Commercial Mortgage Trust	2.967	08/15/49	458,112
		Series - 2016 BNK1 (Class B)
1,000,000		Wells Fargo Commercial Mortgage Trust	3.377	11/15/49	957,262
		Series - 2016 NXS6 (Class AS)
2,000,000		Wells Fargo Commercial Mortgage Trust	4.152	08/15/51	2,033,659
		Series - 2018 C46 (Class A4)
117,000		Wells Fargo Commercial Mortgage Trust	3.896	03/15/59	111,708
		Series - 2016 C33 (Class C)
1,075,000		WF-RBS Commercial Mortgage Trust	3.037	03/15/45	1,060,485
		Series - 2013 C11 (Class A4)
250,000	i	WF-RBS Commercial Mortgage Trust	4.977	06/15/45	249,509
		Series - 0 C7 (Class C)
400,000		WF-RBS Commercial Mortgage Trust	3.001	08/15/45	393,986
		Series - 2012 C8 (Class A3)
775,000		WF-RBS Commercial Mortgage Trust	3.241	12/15/45	761,936
		Series - 2012 C10 (Class AS)
600,000		WF-RBS Commercial Mortgage Trust	3.337	06/15/46	595,907
		Series - 2013 C14 (Class A5)
500,000	i	WF-RBS Commercial Mortgage Trust	4.646	03/15/47	497,785
		Series - 2014 C19 (Class C)
1,000,000	i	WF-RBS Commercial Mortgage Trust	4.723	03/15/47	1,024,149
		Series - 2014 C19 (Class B)
3,000,000		WF-RBS Commercial Mortgage Trust	3.635	05/15/47	3,014,858
		Series - 2014 C20 (Class A3)
500,000		WF-RBS Commercial Mortgage Trust	3.198	03/15/48	493,978
		Series - 2013 C12 (Class A4)
		TOTAL OTHER MORTGAGE BACKED			182,640,019

		TOTAL STRUCTURED ASSETS			269,412,458
		(Cost $276,373,087)

		TOTAL BONDS			10,338,981,527
		(Cost $10,618,483,090)

SHORT-TERM INVESTMENTS - 0.6%

GOVERNMENT AGENCY DEBT - 0.5%
39,250,000		Federal Home Loan Bank (FHLB)	2.000	10/01/18	39,250,000
8,000,000		Federal National Mortgage Association (FNMA)	1.625	11/27/18	7,992,432
		TOTAL GOVERNMENT AGENCY DEBT			47,242,432
167

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
TREASURY DEBT - 0.1%
$14,625,000	United States Treasury Bill	2.047%	10/11/18	$14,616,687
	TOTAL TREASURY DEBT			14,616,687

	TOTAL SHORT-TERM INVESTMENTS			61,859,119
	(Cost $61,867,368)

	TOTAL INVESTMENTS - 100.0%			10,400,840,646
	(Cost $10,680,350,458)
	OTHER ASSETS & LIABILITIES, NET - 0.0%			3,595,298
	NET ASSETS - 100.0%			$10,404,435,944

Abbreviation(s):
DGS1	1-Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2018, the aggregate value of these securities was $69,690,335 or 0.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
168

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS

BOND PLUS FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2018

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 2.4%

AUTOMOBILES & COMPONENTS - 0.2%
$1,925,896	i	Dealer Tire LLC	LIBOR 1 and 3 M + 3.250%	5.500%	12/22/21	$1,851,268
2,757,243	i	Gates Global LLC	LIBOR 1 M + 2.750%	4.990	04/01/24	2,772,767
		TOTAL AUTOMOBILES & COMPONENTS				4,624,035

CAPITAL GOODS - 0.1%
2,571,098	i	CHI Overhead Doors, Inc	LIBOR 1 M + 3.250%	5.490	07/31/22	2,576,729
395,000	i	Penn Engineering & Manufacturing Corp	LIBOR 1 M + 2.750%	4.990	06/27/24	397,962
491,250	i	Proampac PG Borrower LLC	LIBOR 1 and 3 M + 3.500%	5.680	11/20/23	492,724
		TOTAL CAPITAL GOODS				3,467,415

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
1,975,000	i	Clean Harbors, Inc	LIBOR 1 M + 1.750%	3.990	06/28/24	1,979,325
2,947,725	i	Creative Artists Agency LLC	LIBOR 1 M + 3.000%	5.160	02/15/24	2,963,779
3,115,088	i	ProQuest LLC	LIBOR 1 M + 3.750%	5.990	10/24/21	3,121,910
1,767,966	i	Spin Holdco, Inc	LIBOR 3 M + 3.250%	5.590	11/14/22	1,771,396
3,166,415	i	Trans Union LLC	LIBOR 1 M + 2.000%	4.240	04/07/23	3,171,576
198,981	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 3.250%	4.250	05/14/22	199,976
1,136,191	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 3.250%	5.490	05/16/22	1,141,872
1,466,076	i	West Corp	LIBOR 1 M + 4.000%	6.240	10/10/24	1,460,725
1,196,736	i	XPO Logistics, Inc	LIBOR 1 M + 2.000%	4.230	02/24/25	1,202,121
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				17,012,680

CONSUMER DURABLES & APPAREL - 0.0%
977,218	i	FullBeauty Brands Holdings Corp	LIBOR 3 M + 4.750%	7.090	10/14/22	291,699
		TOTAL CONSUMER DURABLES & APPAREL				291,699

CONSUMER SERVICES - 0.3%
2,758,018	i	Allied Universal Holdco LLC	LIBOR 3 M + 3.750%	6.140	07/28/22	2,713,200
3,287,096	i	KUEHG Corp	LIBOR 3 M + 8.250%	6.140	02/21/25	3,300,804
1,630,165	i	Prime Security Services Borrower LLC	LIBOR 1 M + 2.750%	4.990	05/02/22	1,637,126
2,282,779	i	Scientific Games International, Inc	LIBOR 1 and 2 M + 2.750%	5.040	08/14/24	2,278,510
3,538,028	†,i	Sterling Midco Holdings, Inc	LIBOR 1 M + 3.500%	5.740	06/19/24	3,519,241
		TOTAL CONSUMER SERVICES				13,448,881

DIVERSIFIED FINANCIALS - 0.0%
161,250	i	Donnelley Financial Solutions, Inc	LIBOR 1 M + 3.000%	5.240	09/29/23	161,250
		TOTAL DIVERSIFIED FINANCIALS				161,250

ENERGY - 0.1%
1,435,000	i	California Resources Corp	LIBOR 1 M + 10.375%	12.617	12/31/21	1,589,865
3,000,000	i	Ultra Resources, Inc	LIBOR 1 M + 3.000%	5.170	04/12/24	2,697,510
		TOTAL ENERGY				4,287,375
169

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
FOOD & STAPLES RETAILING - 0.1%
$2,366,061	i	Albertsons LLC	LIBOR 1 M + 2.750%	4.990%	08/25/21	$2,368,025
112,575	i	Albertsons LLC	LIBOR 3 M + 3.000%	5.310	06/22/23	112,540
1,138,500	i	Give & Go Prepared Foods Corp	LIBOR 3 M + 4.250%	6.640	07/29/23	1,020,096
		TOTAL FOOD & STAPLES RETAILING				3,500,661

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
633,750	i	Change Healthcare Holdings LLC	LIBOR 1 M + 2.750%	4.990	03/01/24	635,632
56,602	i	Envision Healthcare Corp	LIBOR 1 M + 3.000%	5.250	12/01/23	56,561
639,003	i	Greatbatch Ltd	LIBOR 1 M + 3.000%	5.140	10/27/22	642,651
1,466,977	i	Midwest Physician Administrative Services LLC	LIBOR 1 M + 2.750%	4.990	08/15/24	1,451,692
1,915,582	i	Onex Schumacher Finance LP	LIBOR 1 M + 4.000%	6.240	07/29/22	1,929,949
977,500	i	Precyse Acquisition Corp	LIBOR 1 M + 4.500%	6.740	10/20/22	983,609
221,063	i	Press Ganey Holdings, Inc	LIBOR 1 M + 2.750%	4.990	10/23/23	221,892
2,102,826	i	Team Health Holdings, Inc	LIBOR 1 M + 2.750%	4.990	02/06/24	2,039,741
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				7,961,727

INSURANCE - 0.1%
221,636	i	Acrisure LLC	LIBOR 3 M + 4.250%	6.590	11/22/23	222,283
479,210	i	AssuredPartners, Inc	LIBOR 1 M + 3.250%	5.490	10/22/24	480,206
1,917,131	i	Asurion LLC	LIBOR 1 M + 3.000%	5.240	08/04/22	1,932,200
336,490	i	Asurion LLC	LIBOR 1 M + 3.000%	4.627	11/03/23	338,909
800,000	i	Asurion LLC	LIBOR 1 M + 6.500%	7.240	08/04/25	821,504
1,243,750	i	Deerfield Holdings Corp	LIBOR 1 M + 3.250%	5.490	02/13/25	1,243,750
		TOTAL INSURANCE				5,038,852

MATERIALS - 0.1%
790,000	i	Flex Acquisition Co, Inc	LIBOR 3 M + 3.000%	5.340	12/31/23	789,123
265,951	i	H.B. Fuller Co	LIBOR 1 M + 2.000%	4.170	10/21/24	265,586
420,750	i	Plastipak Holdings, Inc	LIBOR 1 M + 2.500%	4.750	10/15/24	420,422
1,347,420	i	Plaze, Inc	LIBOR 3 M + 3.500%	5.830	07/29/22	1,353,322
721,154	i	Quikrete Holdings, Inc	LIBOR 1 M + 2.750%	4.990	11/15/23	722,510
195,038	i	Tronox Blocked Borrower LLC	LIBOR 1 M + 3.000%	5.240	09/23/24	195,728
450,087	i	Tronox Finance LLC	LIBOR 1 M + 3.000%	5.240	09/23/24	451,681
		TOTAL MATERIALS				4,198,372

MEDIA - 0.2%
2,404,428	i	CDS US Intermediate Holdings, Inc	LIBOR 3 M + 3.750%	6.140	07/08/22	2,358,744
1,539,111	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	4.410	07/17/25	1,538,465
788,777	i	EIG Investors Corp	LIBOR 3 M + 3.750%	6.060	02/09/23	794,409
472,625	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	4.490	03/24/25	473,017
437,500	i	Match Group, Inc	LIBOR 1 M + 2.500%	4.670	11/16/22	440,781
62,466	i	Mission Broadcasting, Inc	LIBOR 1 M + 2.500%	4.600	01/17/24	62,720
445,400	i	Nexstar Broadcasting, Inc	LIBOR 1 M + 2.500%	4.600	01/17/24	447,209
3,141,388	i	Univision Communications, Inc	LIBOR 1 M + 2.750%	4.990	03/15/24	3,052,644
		TOTAL MEDIA				9,167,989

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,806,750	i	Alphabet Holding Co, Inc	LIBOR 1 M + 3.500%	5.740	09/26/24	1,739,448
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				1,739,448
170

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
REAL ESTATE - 0.1%
$2,800,000	i	DTZ US Borrower LLC	LIBOR 1 M + 3.250%	4.500%	08/21/25	$2,810,500
316,875	i	MGM Growth Properties LLC	LIBOR 1 M + 2.000%	4.240	03/23/25	317,122
671,625	i	Ten-X LLC	LIBOR 1 M Prime 3 M + 4.000%	6.240	09/29/24	670,785
		TOTAL REAL ESTATE				3,798,407

RETAILING - 0.2%
1,455,884	i	Academy Ltd	LIBOR 1 M + 4.000%	6.100	07/01/22	1,128,310
907,971	i	Men’s Wearhouse, Inc	LIBOR 1 M + 3.500%	5.600	04/09/25	909,678
2,926,907	i	PetSmart, Inc	LIBOR 1 M + 3.000%	5.120	03/11/22	2,549,395
1,500,000		Sally Holdings LLC		4.500	07/05/24	1,455,000
1,042,125	i	Sally Holdings LLC	LIBOR 1 M + 2.250%	4.500	07/05/24	1,034,309
1,985,000	i	Staples, Inc	LIBOR 3 M + 4.000%	6.340	09/12/24	1,983,769
		TOTAL RETAILING				9,060,461

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
746,250	i	Brooks Automation, Inc	LIBOR 3 M + 2.500%	4.850	10/04/24	747,183
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				747,183

SOFTWARE & SERVICES - 0.2%
2,556,152	i	DTI Holdco, Inc	LIBOR 2 M + 4.750%	6.950	10/02/23	2,477,346
1,161,050	i	First Data Corp	LIBOR 1 M + 2.000%	4.210	07/08/22	1,162,768
930,644	i	Infor US, Inc	LIBOR 3 M + 2.750%	5.140	02/01/22	932,822
2,139,250	i	Mitchell International, Inc	LIBOR 1 M + 3.250%	5.490	11/29/24	2,134,052
2,111,752	i	SS&C Technologies, Inc	LIBOR 1 M + 2.250%	4.490	07/08/22	2,120,326
		TOTAL SOFTWARE & SERVICES				8,827,314

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
893,497	i	MKS Instruments, Inc	LIBOR 1 M + 1.750%	3.990	05/01/23	896,570
531,257	i	MTS Systems Corp	LIBOR 1 M + 3.250%	5.410	07/05/23	533,584
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				1,430,154

TELECOMMUNICATION SERVICES - 0.0%
1,170,158	i	CNT Holdings III Corp	LIBOR 1 M + 3.250%	5.500	01/22/23	1,161,966
		TOTAL TELECOMMUNICATION SERVICES				1,161,966

TRANSPORTATION - 0.0%
1,503,186	i	TransDigm, Inc	LIBOR 1 M + 2.500%	4.740	06/09/23	1,508,267
		TOTAL TRANSPORTATION				1,508,267

UTILITIES - 0.0%
982,538	i	Talen Energy Supply LLC	LIBOR 1 M + 4.000%	6.240	07/14/23	986,497
		TOTAL UTILITIES				986,497

		TOTAL BANK LOAN OBLIGATIONS				102,420,633
		(Cost $103,895,609)
171

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BONDS - 95.9%

CORPORATE BONDS - 30.3%

AUTOMOBILES & COMPONENTS - 0.7%
$350,000	g	Adient Global Holdings Ltd	4.875%	08/15/26	$311,062
720,000	g	Allison Transmission, Inc	5.000	10/01/24	716,400
950,000		Aptiv plc	3.150	11/19/20	942,419
1,500,000	g	Dana Financing Luxembourg Sarl	6.500	06/01/26	1,528,575
1,000,000		Ford Motor Co	7.450	07/16/31	1,113,867
1,000,000	g	Gates Global LLC	6.000	07/15/22	1,006,250
2,575,000		General Motors Co	3.500	10/02/18	2,575,000
2,300,000		General Motors Co	4.200	10/01/27	2,168,641
1,350,000		General Motors Co	6.600	04/01/36	1,437,979
1,325,000		General Motors Co	6.250	10/02/43	1,357,013
1,325,000		General Motors Co	5.200	04/01/45	1,202,106
750,000		General Motors Co	6.750	04/01/46	810,762
800,000		Goodyear Tire & Rubber Co	5.000	05/31/26	752,200
2,000,000	g	Hyundai Capital America	3.250	09/20/22	1,938,272
4,000,000	g	Hyundai Capital America	4.125	06/08/23	3,970,700
250,000	g,o	IHO Verwaltungs GmbH	4.125	09/15/21	247,500
250,000	g,o	IHO Verwaltungs GmbH	4.500	09/15/23	242,215
250,000	g,o	IHO Verwaltungs GmbH	4.750	09/15/26	235,625
1,450,000		Magna International, Inc	3.625	06/15/24	1,433,877
1,875,000	g	Nemak SAB de C.V.	4.750	01/23/25	1,828,125
1,850,000	g	Schaeffler Finance BV	4.750	05/15/23	1,863,875
		TOTAL AUTOMOBILES & COMPONENTS			27,682,463

BANKS - 4.7%
1,900,000	g	Akbank TAS	7.200	03/16/27	1,581,919
2,000,000	g	Akbank Turk AS.	6.797	04/27/28	1,566,960
1,500,000		Australia & New Zealand Banking Group Ltd	2.625	05/19/22	1,448,805
1,500,000	g	Banco de Bogota S.A.	6.250	05/12/26	1,561,500
3,575,000	g	Banco del Estado de Chile	2.668	01/08/21	3,490,130
2,000,000	g	Banco Internacional del Peru SAA Interbank	3.375	01/18/23	1,915,400
1,400,000		Banco Santander S.A.	3.125	02/23/23	1,328,410
800,000		Banco Santander S.A.	3.800	02/23/28	726,477
1,000,000		Bank of America Corp	5.490	03/15/19	1,012,352
10,000,000		Bank of America Corp	2.250	04/21/20	9,866,600
3,225,000		Bank of America Corp	2.151	11/09/20	3,155,918
2,150,000		Bank of America Corp	3.875	08/01/25	2,136,096
4,200,000		Bank of America Corp	3.248	10/21/27	3,905,444
2,500,000		Bank of America Corp	3.419	12/20/28	2,344,948
4,000,000		Bank of America Corp	3.970	03/05/29	3,902,015
5,000,000	g	Bank of Montreal	2.500	01/11/22	4,880,044
1,275,000		Bank of Montreal	3.803	12/15/32	1,191,284
950,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	944,507
1,500,000		Barclays plc	4.338	05/16/24	1,481,465
1,550,000		Barclays plc	3.650	03/16/25	1,453,613
1,325,000	g	BNP Paribas S.A.	3.375	01/09/25	1,253,921
2,400,000	g	BNP Paribas S.A.	4.375	03/01/33	2,280,048
500,000	g	BPCE S.A.	4.000	09/12/23	493,137
1,300,000	g	BPCE S.A.	4.625	07/11/24	1,287,065
435,000	g	BPCE S.A.	4.500	03/15/25	425,287
3,000,000		Capital One Bank USA NA	2.650	08/08/22	2,882,855
172

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000		Capital One Bank USA NA	3.375%	02/15/23	$291,822
4,000,000		Capital One NA	2.350	01/31/20	3,955,423
5,000,000		CitiBank NA	2.100	06/12/20	4,908,579
9,200,000		Citigroup, Inc	3.200	10/21/26	8,587,909
1,650,000		Citigroup, Inc	4.300	11/20/26	1,625,739
2,150,000		Citigroup, Inc	3.668	07/24/28	2,047,565
2,000,000		Citigroup, Inc	4.650	07/23/48	2,019,640
1,525,000		Citizens Bank NA	2.650	05/26/22	1,466,141
1,325,000		Compass Bank	2.875	06/29/22	1,277,839
1,400,000	g	Cooperatieve Rabobank UA	3.875	09/26/23	1,395,677
6,825,000		Cooperatieve Rabobank UA	3.750	07/21/26	6,443,285
1,150,000	g	Credit Agricole S.A.	2.500	04/15/19	1,148,417
1,075,000	g	Credit Agricole S.A.	2.375	07/01/21	1,042,757
2,325,000	g	Credit Agricole S.A.	3.250	10/04/24	2,180,309
2,000,000	g	Credit Bank of Moscow Via CBOM Finance plc	5.550	02/14/23	1,834,302
1,525,000	g	DBS Group Holdings Ltd	4.520	12/11/28	1,539,064
2,350,000		Deutsche Bank AG.	3.950	02/27/23	2,281,450
1,206,000		Discover Bank	3.200	08/09/21	1,190,029
450,000		Discover Bank	3.450	07/27/26	418,510
4,075,000		HSBC Holdings plc	2.650	01/05/22	3,953,965
1,275,000		HSBC Holdings plc	3.262	03/13/23	1,249,006
1,100,000		HSBC Holdings plc	3.033	11/22/23	1,062,166
2,000,000		HSBC Holdings plc	3.950	05/18/24	1,986,431
2,500,000		HSBC Holdings plc	3.900	05/25/26	2,423,168
2,900,000		HSBC Holdings plc	4.292	09/12/26	2,867,612
750,000		HSBC Holdings plc	4.375	11/23/26	736,767
1,250,000		HSBC Holdings plc	4.041	03/13/28	1,203,468
2,625,000		Huntington National Bank	2.500	08/07/22	2,514,983
1,000,000	g	Intercorp Financial Services, Inc	4.125	10/19/27	915,500
800,000	g	Intesa Sanpaolo S.p.A	3.875	01/12/28	677,534
5,000,000		JPMorgan Chase & Co	2.250	01/23/20	4,948,699
3,275,000		JPMorgan Chase & Co	2.295	08/15/21	3,183,749
2,175,000		JPMorgan Chase & Co	2.776	04/25/23	2,112,346
700,000		JPMorgan Chase & Co	2.700	05/18/23	673,161
5,000,000		JPMorgan Chase & Co	3.875	09/10/24	4,950,712
2,000,000		JPMorgan Chase & Co	3.200	06/15/26	1,894,757
4,075,000		JPMorgan Chase & Co	2.950	10/01/26	3,783,930
2,325,000		JPMorgan Chase & Co	3.882	07/24/38	2,171,471
775,000		KeyBank NA	2.500	12/15/19	770,835
775,000	g	Macquarie Bank Ltd	2.600	06/24/19	773,081
2,200,000		Manufacturers & Traders Trust Co	2.100	02/06/20	2,173,339
2,500,000		Mitsubishi UFJ Financial Group, Inc	3.761	07/26/23	2,486,669
1,725,000	g	Mitsubishi UFJ Trust & Banking Corp	2.450	10/16/19	1,715,812
2,200,000		Mizuho Financial Group, Inc	3.922	09/11/24	2,185,915
3,500,000		PNC Bank NA	2.600	07/21/20	3,474,798
1,275,000		PNC Bank NA	2.450	11/05/20	1,253,804
2,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	2,486,771
2,325,000		Santander Holdings USA, Inc	3.400	01/18/23	2,241,679
975,000		Santander Holdings USA, Inc	4.400	07/13/27	931,767
675,000		Santander UK Group Holdings plc	3.571	01/10/23	655,668
3,000,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	2,951,961
1,500,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	1,486,341
173

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,800,000		Sumitomo Mitsui Financial Group, Inc	2.442%	10/19/21	$2,709,282
3,675,000		Sumitomo Mitsui Financial Group, Inc	2.778	10/18/22	3,534,112
1,350,000		SunTrust Banks, Inc	2.900	03/03/21	1,334,496
575,000		SunTrust Banks, Inc	2.750	05/01/23	553,831
2,700,000		Toronto-Dominion Bank	1.850	09/11/20	2,638,614
475,000		Toronto-Dominion Bank	3.625	09/15/31	446,082
2,500,000	g	Turkiye Garanti Bankasi AS.	6.125	05/24/27	2,087,190
2,300,000	g	Turkiye Is Bankasi	6.125	04/25/24	1,905,633
2,000,000	g	Turkiye Vakiflar Bankasi TAO	5.750	01/30/23	1,710,684
850,000	g	UBS AG.	2.450	12/01/20	832,338
675,000	g	UBS AG.	4.500	06/26/48	697,711
400,000		UnionBanCal Corp	3.500	06/18/22	397,417
5,000,000		Westpac Banking Corp	2.750	01/11/23	4,822,933
1,700,000		Westpac Banking Corp	4.322	11/23/31	1,637,193
2,400,000	g	Yapi ve Kredi Bankasi AS.	5.850	06/21/24	2,055,518
		TOTAL BANKS			200,431,556

CAPITAL GOODS - 0.5%
2,000,000	g	Adani Ports & Special Economic Zone Ltd	3.950	01/19/22	1,959,190
1,300,000		Anixter, Inc	5.125	10/01/21	1,322,750
700,000	g	Cleaver-Brooks, Inc	7.875	03/01/23	715,750
600,000	g	Cloud Crane LLC	10.125	08/01/24	657,000
1,350,000		General Electric Co	4.125	10/09/42	1,201,943
1,675,000		Lockheed Martin Corp	2.500	11/23/20	1,651,596
1,475,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	1,458,809
375,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	367,436
467,000		Mosaic Co	4.875	11/15/41	429,021
1,750,000		Rockwell Collins, Inc	3.500	03/15/27	1,661,994
1,100,000		Roper Technologies, Inc	4.200	09/15/28	1,093,893
1,790,000	g	Stena AB	7.000	02/01/24	1,691,550
475,000		Textron, Inc	3.875	03/01/25	466,799
2,000,000		TransDigm, Inc	6.000	07/15/22	2,032,500
200,000		Trimble, Inc	4.900	06/15/28	201,038
1,500,000		United Technologies Corp	4.450	11/16/38	1,487,677
1,650,000		United Technologies Corp	3.750	11/01/46	1,441,727
450,000		Wabtec Corp	4.700	09/15/28	441,454
		TOTAL CAPITAL GOODS			20,282,127

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
3,150,000		AECOM	5.875	10/15/24	3,336,291
2,999,372	g	British Airways	3.800	09/20/31	2,999,372
1,349,000	g	Herc Rentals, Inc	7.750	06/01/24	1,451,605
400,000	g	KAR Auction Services, Inc	5.125	06/01/25	388,000
1,100,000		RELX Capital, Inc	3.500	03/16/23	1,085,709
1,000,000		Republic Services, Inc	3.550	06/01/22	999,624
1,550,000		Republic Services, Inc	2.900	07/01/26	1,441,267
200,000	g	Ritchie Bros Auctioneers, Inc	5.375	01/15/25	199,900
25,000		RR Donnelley & Sons Co	7.000	02/15/22	25,750
675,000		RR Donnelley & Sons Co	6.500	11/15/23	675,000
5,000,000		United Airlines Cl A Pass Through Trust	3.700	03/01/30	4,828,720
1,425,000		United Rentals North America, Inc	5.500	07/15/25	1,453,500
1,600,000		United Rentals North America, Inc	4.875	01/15/28	1,500,000
174

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,550,000		Waste Management, Inc	2.900%	09/15/22	$1,515,227
2,100,000		Waste Management, Inc	3.150	11/15/27	1,997,801
475,000		Waste Management, Inc	3.900	03/01/35	463,597
550,000		Waste Management, Inc	4.100	03/01/45	539,498
1,050,000	g	XPO Logistics, Inc	6.500	06/15/22	1,084,125
1,000,000	g	XPO Logistics, Inc	6.125	09/01/23	1,036,250
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			27,021,236

CONSUMER DURABLES & APPAREL - 0.3%
1,000,000		DR Horton, Inc	5.750	08/15/23	1,063,554
325,000	g	Hanesbrands, Inc	4.625	05/15/24	315,859
4,000,000		Lennar Corp	4.750	04/01/21	4,051,520
2,250,000		Lennar Corp	4.500	04/30/24	2,203,200
1,870,000		Lennar Corp	5.875	11/15/24	1,947,138
1,600,000	g	LGI Homes, Inc	6.875	07/15/26	1,572,000
1,725,000		Newell Rubbermaid, Inc	4.200	04/01/26	1,639,938
600,000		PulteGroup, Inc	5.500	03/01/26	597,000
		TOTAL CONSUMER DURABLES & APPAREL			13,390,209

CONSUMER SERVICES - 0.8%
1,300,000	g	1011778 BC ULC / New Red Finance Inc	4.250	05/15/24	1,233,869
1,825,000		ADT Corp	6.250	10/15/21	1,914,443
1,035,000		ADT Corp	3.500	07/15/22	979,369
1,500,000		Aramark Services, Inc	5.125	01/15/24	1,516,125
1,000,000		Aramark Services, Inc	4.750	06/01/26	980,000
1,650,000	g	Arcos Dorados Holdings, Inc	5.875	04/04/27	1,545,109
600,000		Boyd Gaming Corp	6.375	04/01/26	617,700
900,000		Boyd Gaming Corp	6.000	08/15/26	906,750
1,200,000	g	Cott Holdings, Inc	5.500	04/01/25	1,171,500
4,535,000		George Washington University	4.126	09/15/48	4,523,250
600,000		Hilton Domestic Operating Co, Inc	4.250	09/01/24	580,680
1,070,000	g	International Game Technology	6.250	02/15/22	1,108,787
2,070,000	g	International Game Technology	6.500	02/15/25	2,147,625
1,500,000		MGM Resorts International	6.750	10/01/20	1,576,875
1,000,000		MGM Resorts International	6.625	12/15/21	1,059,500
2,745,000		Northwestern University	3.812	12/01/50	2,575,859
600,000		Pinnacle Entertainment, Inc	5.625	05/01/24	633,750
1,905,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	2,037,398
1,025,000	g	Sands China Ltd	5.125	08/08/25	1,022,509
325,000	g	Scientific Games International, Inc	5.000	10/15/25	308,750
3,000,000		Service Corp International	4.625	12/15/27	2,872,500
1,000,000	g	ServiceMaster Co LLC	5.125	11/15/24	987,360
1,335,000		Speedway Motorsports, Inc	5.125	02/01/23	1,333,331
		TOTAL CONSUMER SERVICES			33,633,039

DIVERSIFIED FINANCIALS - 3.5%
1,550,000		AerCap Ireland Capital DAC	4.125	07/03/23	1,538,247
2,000,000		AerCap Ireland Capital Ltd	4.625	07/01/22	2,040,227
6,200,000		American Express Co	2.500	08/01/22	5,948,779
1,500,000		American Express Credit Corp	2.700	03/03/22	1,461,250
1,750,000	g	Avolon Holdings Funding Ltd	5.125	10/01/23	1,765,312
175

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$275,000		Bank of New York Mellon Corp		5.450%	05/15/19	$279,615
1,400,000		Bank of New York Mellon Corp		3.500	04/28/23	1,396,371
2,850,000	g	BBVA Bancomer S.A.		5.125	01/18/33	2,589,938
2,775,000		Berkshire Hathaway, Inc		3.125	03/15/26	2,676,016
4,000,000	g,i	Caelus Re V Ltd	US Treasury Bill 3 M + 3.210%	5.406	06/05/20	3,741,600
2,850,000	g	Comcel Trust		6.875	02/06/24	2,914,125
2,500,000	g	Credit Suisse Group AG.		2.997	12/14/23	2,384,916
775,000	g	Credit Suisse Group AG.		4.282	01/09/28	753,328
4,075,000		Credit Suisse Group Funding Guernsey Ltd		3.800	06/09/23	4,027,368
2,325,000		Credit Suisse Group Funding Guernsey Ltd		3.750	03/26/25	2,241,515
2,750,000	g	Daimler Finance North America LLC		2.200	10/30/21	2,634,967
1,550,000		Ford Motor Credit Co LLC		2.425	06/12/20	1,517,356
1,000,000		Ford Motor Credit Co LLC		5.750	02/01/21	1,039,581
1,775,000		Ford Motor Credit Co LLC		3.096	05/04/23	1,664,584
2,800,000		Ford Motor Credit Co LLC		3.815	11/02/27	2,503,411
4,088,000		GE Capital International Funding Co		2.342	11/15/20	3,994,277
1,307,000		GE Capital International Funding Co		4.418	11/15/35	1,225,007
3,000,000		General Electric Capital Corp		3.450	05/15/24	2,953,342
115,000		General Electric Capital Corp		6.875	01/10/39	143,457
1,325,000		General Motors Financial Co, Inc		3.950	04/13/24	1,290,097
1,050,000		Goldman Sachs Group, Inc		3.500	01/23/25	1,016,658
11,225,000		Goldman Sachs Group, Inc		3.691	06/05/28	10,678,074
1,300,000		Goldman Sachs Group, Inc		4.017	10/31/38	1,203,547
1,425,000		Goldman Sachs Group, Inc		4.800	07/08/44	1,455,939
2,000,000	g	GrupoSura Finance S.A.		5.500	04/29/26	2,043,000
2,250,000	g	GTH Finance BV		7.250	04/26/23	2,340,000
1,000,000		Icahn Enterprises LP		5.875	02/01/22	1,013,350
1,000,000		Icahn Enterprises LP		6.250	02/01/22	1,025,000
2,000,000		ICICI Bank Ltd		3.125	08/12/20	1,962,854
2,650,000	g	ICICI Bank Ltd		3.800	12/14/27	2,379,271
2,000,000		International Lease Finance Corp		5.875	08/15/22	2,115,229
800,000		Jefferies Group LLC		4.150	01/23/30	718,384
300,000		Legg Mason, Inc		2.700	07/15/19	299,649
425,000		Legg Mason, Inc		3.950	07/15/24	419,034
850,000	g	Lincoln Finance Ltd		7.375	04/15/21	877,693
6,550,000		Morgan Stanley		3.125	01/23/23	6,379,863
6,000,000		Morgan Stanley		3.737	04/24/24	5,957,494
4,700,000		Morgan Stanley		3.700	10/23/24	4,626,146
4,575,000		Morgan Stanley		3.125	07/27/26	4,260,042
1,625,000		Morgan Stanley		3.625	01/20/27	1,559,469
175,000		National Rural Utilities Cooperative Finance Corp		10.375	11/01/18	176,085
400,000		Navient Corp		6.625	07/26/21	417,000
1,500,000	g	Nederlandse Waterschapsbank NV		1.875	04/14/22	1,436,966
1,850,000	g	Quicken Loans, Inc		5.250	01/15/28	1,718,188
5,000,000	g,i	Sanders Re Ltd	LIBOR 6 M + 2.750%	5.253	12/06/21	5,017,000
5,775,000		Shire Acquisitions Investments Ireland DAC		3.200	09/23/26	5,329,607
1,325,000		TD Ameritrade Holding Corp		3.300	04/01/27	1,268,689
1,400,000	g	UBS Group Funding Jersey Ltd		2.950	09/24/20	1,386,644
2,275,000	g	UBS Group Funding Jersey Ltd		2.650	02/01/22	2,198,766
1,975,000		Unilever Capital Corp		2.900	05/05/27	1,859,964
15,850,000		Wells Fargo & Co		2.625	07/22/22	15,305,904
176

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,375,000		Wells Fargo & Co	3.584%	05/22/28	$3,235,524
		TOTAL DIVERSIFIED FINANCIALS			146,405,719

ENERGY - 3.9%
1,450,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600	11/02/47	1,411,184
600,000		AmeriGas Partners LP	5.625	05/20/24	595,500
400,000		AmeriGas Partners LP	5.875	08/20/26	397,000
1,000,000		AmeriGas Partners LP	5.750	05/20/27	980,000
800,000		Anadarko Petroleum Corp	5.550	03/15/26	850,006
2,100,000		Anadarko Petroleum Corp	4.500	07/15/44	1,920,540
600,000		Andeavor Logistics LP	4.250	12/01/27	585,928
800,000		Andeavor Logistics LP	5.200	12/01/47	797,778
300,000	g	APT Pipelines Ltd	4.250	07/15/27	292,517
1,000,000		BP Capital Markets America, Inc	3.796	09/21/25	1,003,170
1,111,000		BP Capital Markets plc	2.315	02/13/20	1,100,726
825,000		BP Capital Markets plc	2.520	09/19/22	796,981
4,500,000		BP Capital Markets plc	3.588	04/14/27	4,398,489
1,425,000		BP Capital Markets plc	3.279	09/19/27	1,362,465
173,000		California Resources Corp	6.000	11/15/24	147,050
430,000		Calumet Specialty Products Partners LP	6.500	04/15/21	427,850
500,000		Calumet Specialty Products Partners LP	7.625	01/15/22	501,250
400,000		Calumet Specialty Products Partners LP	7.750	04/15/23	400,000
1,325,000		Cenovus Energy, Inc	4.450	09/15/42	1,159,848
300,000		Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	328,500
1,500,000		Cheniere Corpus Christi Holdings LLC	5.875	03/31/25	1,575,000
2,250,000	g	Cheniere Energy Partners LP	5.625	10/01/26	2,266,200
775,000		Cimarex Energy Co	3.900	05/15/27	739,519
2,100,000		Cloud Peak Energy Resources LLC	12.000	11/01/21	2,110,479
1,600,000	g	Colonial Pipeline Co	4.250	04/15/48	1,530,665
1,550,000		Concho Resources, Inc	3.750	10/01/27	1,478,747
2,150,000		Continental Resources, Inc	4.375	01/15/28	2,132,654
2,325,000		Crestwood Midstream Partners LP	5.750	04/01/25	2,374,406
2,500,000	g	Denbury Resources, Inc	7.500	02/15/24	2,575,000
700,000		Devon Energy Corp	5.000	06/15/45	699,239
2,150,000		Enbridge, Inc	3.700	07/15/27	2,075,425
1,675,000		Energy Transfer Partners LP	4.750	01/15/26	1,691,733
2,000,000		Energy Transfer Partners LP	4.950	06/15/28	2,035,067
1,025,000		Enterprise Products Operating LLC	3.700	02/15/26	1,008,935
750,000		Enterprise Products Operating LLC	4.450	02/15/43	726,143
675,000		Enterprise Products Operating LLC	4.850	03/15/44	686,964
1,025,000		Enterprise Products Operating LLC	4.250	02/15/48	963,368
1,951,000	g	EP Energy LLC	9.375	05/01/24	1,609,575
2,400,000		Exterran Partners LP	6.000	04/01/21	2,412,000
2,175,000		Genesis Energy LP	6.500	10/01/25	2,123,344
3,750,000		Genesis Energy LP	6.250	05/15/26	3,571,875
2,925,000	g	Hess Infrastructure Partners LP	5.625	02/15/26	2,954,250
800,000		HollyFrontier Corp	5.875	04/01/26	852,428
600,000		Husky Energy, Inc	3.950	04/15/22	604,873
1,200,000	g	KazMunayGas National Co JSC	5.375	04/24/30	1,220,166
1,000,000		Kinder Morgan, Inc	3.450	02/15/23	980,351
2,350,000		Kinder Morgan, Inc	4.300	03/01/28	2,328,197
400,000		Kinder Morgan, Inc	5.300	12/01/34	412,998
177

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$940,000		Kinder Morgan, Inc	5.400%	09/01/44	$963,563
975,000		Marathon Oil Corp	2.700	06/01/20	962,314
975,000		Marathon Oil Corp	5.200	06/01/45	1,015,002
425,000		MPLX LP	5.500	02/15/23	433,556
2,800,000		MPLX LP	4.125	03/01/27	2,725,990
1,475,000		MPLX LP	4.000	03/15/28	1,417,914
1,550,000		MPLX LP	4.500	04/15/38	1,459,070
1,550,000		MPLX LP	4.700	04/15/48	1,449,259
1,375,000		Murphy Oil Corp	6.875	08/15/24	1,455,398
500,000		Murphy Oil USA, Inc	6.000	08/15/23	513,750
450,000		Murphy Oil USA, Inc	5.625	05/01/27	446,625
300,000		Noble Energy, Inc	3.900	11/15/24	294,533
2,350,000		Noble Energy, Inc	3.850	01/15/28	2,218,702
1,575,000		Noble Energy, Inc	5.050	11/15/44	1,523,482
500,000		Noble Energy, Inc	4.950	08/15/47	478,084
710,000		Oasis Petroleum, Inc	6.875	03/15/22	722,411
1,500,000	g	Oasis Petroleum, Inc	6.250	05/01/26	1,531,125
1,800,000		ONE Gas, Inc	2.070	02/01/19	1,793,562
575,000		ONE Gas, Inc	3.610	02/01/24	569,940
500,000		ONEOK, Inc	4.000	07/13/27	483,250
1,550,000		ONEOK, Inc	4.550	07/15/28	1,556,844
2,425,000	g	Peru LNG Srl	5.375	03/22/30	2,416,513
3,900,000		Petrobras Global Finance BV	7.375	01/17/27	3,947,970
2,000,000	g	Petroleos del Peru S.A.	4.750	06/19/32	1,938,400
7,500,000		Petroleos Mexicanos	3.500	01/30/23	7,110,000
1,550,000		Petroleos Mexicanos	6.500	03/13/27	1,583,325
1,750,000	g	Petroleos Mexicanos	5.350	02/12/28	1,649,375
2,000,000		Petroleos Mexicanos	6.750	09/21/47	1,908,380
1,750,000	g	Petroleos Mexicanos	6.350	02/12/48	1,603,000
1,425,000		Phillips 66 Partners LP	3.550	10/01/26	1,343,435
1,025,000		Phillips 66 Partners LP	4.680	02/15/45	969,864
300,000		Phillips 66 Partners LP	4.900	10/01/46	294,026
800,000		Pioneer Natural Resources Co	7.500	01/15/20	842,084
1,725,000		Pioneer Natural Resources Co	3.450	01/15/21	1,724,441
1,350,000		Pioneer Natural Resources Co	4.450	01/15/26	1,382,469
2,500,000		Range Resources Corp	5.750	06/01/21	2,571,875
800,000		Regency Energy Partners LP	5.750	09/01/20	827,332
475,000		Regency Energy Partners LP	4.500	11/01/23	481,738
2,500,000	g	Reliance Industries Ltd	3.667	11/30/27	2,294,925
1,950,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	1,890,627
1,300,000		Shell International Finance BV	3.250	05/11/25	1,274,865
1,350,000		Shell International Finance BV	4.000	05/10/46	1,318,906
1,400,000		SM Energy Co	6.125	11/15/22	1,442,000
2,275,000		SM Energy Co	6.625	01/15/27	2,351,781
2,500,000		Southwestern Energy Co	4.100	03/15/22	2,490,625
800,000		Spectra Energy Partners LP	3.500	03/15/25	770,506
375,000		Statoil ASA	2.450	01/17/23	361,161
950,000		Suncor Energy, Inc	4.000	11/15/47	894,079
1,400,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	1,328,555
500,000	g	Sunoco LP	4.875	01/15/23	495,000
1,500,000	g	Targa Resources Partners LP	5.875	04/15/26	1,546,875
160,000		Tesoro Logistics LP	5.500	10/15/19	163,003
225,000		Tesoro Logistics LP	6.375	05/01/24	238,500
178

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$550,000		Tesoro Logistics LP	5.250%	01/15/25	$563,299
1,875,000	g	Transocean Guardian Ltd	5.875	01/15/24	1,891,406
1,900,000	g	Transocean Pontus Ltd	6.125	08/01/25	1,930,856
3,375,000	g	Tullow Oil plc	7.000	03/01/25	3,290,625
1,600,000	g	USA Compression Partners LP	6.875	04/01/26	1,652,000
1,550,000		Valero Energy Partners LP	4.500	03/15/28	1,521,805
950,000		Western Gas Partners LP	3.950	06/01/25	905,584
1,425,000		Western Gas Partners LP	4.650	07/01/26	1,396,141
425,000		Whiting Petroleum Corp	6.625	01/15/26	442,000
2,000,000		Williams Partners LP	3.750	06/15/27	1,908,575
225,000		Williams Partners LP	4.900	01/15/45	218,579
1,000,000		WPX Energy, Inc	6.000	01/15/22	1,036,250
100,000		WPX Energy, Inc	8.250	08/01/23	113,500
2,100,000	g	YPF S.A.	6.950	07/21/27	1,836,870
3,250,000	g	YPF S.A.	7.000	12/15/47	2,575,658
		TOTAL ENERGY			161,949,540

FOOD & STAPLES RETAILING - 0.6%
860,000		Albertsons Cos LLC	6.625	06/15/24	826,675
2,350,000		CVS Health Corp	3.700	03/09/23	2,339,489
4,350,000		CVS Health Corp	2.875	06/01/26	3,987,312
6,950,000		CVS Health Corp	4.300	03/25/28	6,881,411
5,175,000		CVS Health Corp	4.780	03/25/38	5,134,699
825,000		CVS Health Corp	5.050	03/25/48	842,858
2,370,000	†,g	Fresh Market, Inc	9.750	05/01/23	1,765,650
2,400,000		Ingles Markets, Inc	5.750	06/15/23	2,430,000
1,150,000		Kroger Co	3.700	08/01/27	1,100,987
2,150,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	2,042,824
		TOTAL FOOD & STAPLES RETAILING			27,351,905

FOOD, BEVERAGE & TOBACCO - 1.0%
2,700,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	2,661,282
1,750,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	1,727,668
8,000,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	7,762,800
2,725,000		Anheuser-Busch InBev Worldwide, Inc	4.600	04/15/48	2,635,346
2,625,000	g	BAT Capital Corp	3.557	08/15/27	2,443,168
2,100,000		Constellation Brands, Inc	3.600	02/15/28	1,963,918
1,800,000	g	Corp Lindley S.A.	4.625	04/12/23	1,822,500
425,000	g	Cosan Ltd	5.950	09/20/24	400,988
1,500,000		Diageo Capital plc	3.500	09/18/23	1,504,672
1,275,000		Diageo Capital plc	3.875	05/18/28	1,282,076
2,000,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	1,843,560
1,800,000	g	Grupo Bimbo SAB de C.V.	5.950	12/30/49	1,804,500
1,700,000	g	Heineken NV	3.500	01/29/28	1,622,428
725,000	g	Heineken NV	4.350	03/29/47	706,786
1,000,000		Kellogg Co	3.400	11/15/27	928,959
213,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	208,474
2,725,000	g	MHP Lux S.A.	6.950	04/03/26	2,537,956
2,350,000		Mondelez International, Inc	4.125	05/07/28	2,320,782
775,000		PepsiCo, Inc	3.450	10/06/46	695,391
100,000		Philip Morris International, Inc	6.375	05/16/38	120,215
179

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,650,000	g	Sigma Finance Netherlands BV		4.875%	03/27/28	$2,600,180
650,000		Tyson Foods, Inc		3.900	09/28/23	652,407
1,325,000		Tyson Foods, Inc		3.550	06/02/27	1,249,897
1,425,000		Tyson Foods, Inc		5.100	09/28/48	1,451,038
		TOTAL FOOD, BEVERAGE & TOBACCO				42,946,991

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
3,500,000		Anthem, Inc		3.650	12/01/27	3,326,227
4,625,000		Becton Dickinson and Co		3.700	06/06/27	4,421,637
1,950,000		Cardinal Health, Inc		3.410	06/15/27	1,798,839
1,000,000	g	Change Healthcare Holdings LLC		5.750	03/01/25	992,500
375,000		Covidien International Finance S.A.		3.200	06/15/22	371,149
5,000,000		Duke University Health System, Inc		3.920	06/01/47	4,816,117
925,000		Encompass Health Corp		5.750	11/01/24	937,636
2,000,000		HCA Holdings, Inc		6.250	02/15/21	2,085,000
975,000		HCA, Inc		5.875	03/15/22	1,033,500
1,875,000		HCA, Inc		5.500	06/15/47	1,900,781
925,000		Medtronic, Inc		4.625	03/15/45	978,065
5,250,000		New York and Presbyterian Hospital		4.024	08/01/45	5,087,460
225,000		Tenet Healthcare Corp		6.000	10/01/20	232,031
1,200,000		Tenet Healthcare Corp		4.625	07/15/24	1,166,400
1,450,000		Tenet Healthcare Corp		6.875	11/15/31	1,298,040
1,035,000		Thermo Fisher Scientific, Inc		2.950	09/19/26	959,578
1,150,000		Thermo Fisher Scientific, Inc		3.200	08/15/27	1,074,892
550,000		Zimmer Biomet Holdings, Inc		3.700	03/19/23	546,251
1,290,000		Zimmer Holdings, Inc		3.550	04/01/25	1,237,266
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				34,263,369

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
405,000	g	First Quality Finance Co, Inc		4.625	05/15/21	404,494
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				404,494

INSURANCE - 1.1%
3,600,000		ACE INA Holdings, Inc		2.875	11/03/22	3,523,194
150,000		Aetna, Inc		6.625	06/15/36	182,440
1,500,000		Allstate Corp		3.280	12/15/26	1,443,708
2,000,000		Allstate Corp		5.750	08/15/53	2,060,000
550,000		American Financial Group, Inc		3.500	08/15/26	511,780
1,160,000		American International Group, Inc		3.750	07/10/25	1,129,482
1,725,000		American International Group, Inc		3.900	04/01/26	1,687,877
1,150,000		American International Group, Inc		4.200	04/01/28	1,137,243
3,275,000		Aon plc		3.500	06/14/24	3,193,405
700,000		CNA Financial Corp		3.950	05/15/24	696,086
625,000		CNA Financial Corp		3.450	08/15/27	578,418
5,000,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.600%	4.158	07/13/20	5,064,500
3,025,000	g	Five Corners Funding Trust		4.419	11/15/23	3,103,785
250,000		Hartford Financial Services Group, Inc		4.300	04/15/43	236,561
1,800,000		Humana, Inc		3.950	03/15/27	1,768,403
650,000	g	Liberty Mutual Group, Inc		4.250	06/15/23	657,086
600,000		Lincoln National Corp		3.800	03/01/28	578,895
700,000		Markel Corp		3.500	11/01/27	651,593
475,000		Marsh & McLennan Cos, Inc		3.500	06/03/24	464,485
180

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$375,000		Marsh & McLennan Cos, Inc		3.500%	03/10/25	$364,497
875,000		MetLife, Inc		3.600	11/13/25	871,454
500,000		Orlando Health Obligated Group		2.981	10/01/20	493,266
2,350,000		Prudential Financial, Inc		3.878	03/27/28	2,328,384
300,000	g	Prudential Funding LLC		6.750	09/15/23	333,328
2,500,000	g,i	Residential Reinsurance 2016 Ltd	US Treasury Bill 3 M + 3.250%	5.446	06/06/20	2,531,750
2,250,000	g,i	Residential Reinsurance 2017 Ltd	US Treasury Bill 3 M + 3.050%	5.246	06/06/21	2,262,150
2,525,000		Travelers Cos, Inc		4.000	05/30/47	2,416,649
2,650,000		UnitedHealth Group, Inc		2.950	10/15/27	2,480,724
1,400,000		UnitedHealth Group, Inc		3.750	10/15/47	1,299,341
800,000	g	WellCare Health Plans, Inc		5.375	08/15/26	814,000
150,000		WR Berkley Corp		5.375	09/15/20	154,654
		TOTAL INSURANCE				45,019,138

MATERIALS - 1.4%
675,000		Albemarle Corp		5.450	12/01/44	703,567
200,000	g	Alcoa Nederland Holding BV		6.750	09/30/24	211,500
200,000	g	Alcoa Nederland Holding BV		7.000	09/30/26	214,750
900,000	g	Alcoa Nederland Holding BV		6.125	05/15/28	924,750
270,000		Bemis Co, Inc		3.100	09/15/26	244,083
2,000,000		Berry Plastics Corp		5.500	05/15/22	2,032,700
1,000,000		Blue Cube Spinco, Inc		9.750	10/15/23	1,131,250
855,000		Blue Cube Spinco, Inc		10.000	10/15/25	983,250
1,300,000		Celulosa Arauco y Constitucion S.A.		5.500	11/02/47	1,278,875
2,900,000	g	Corp Nacional del Cobre de Chile-CODELCO		3.625	08/01/27	2,773,444
675,000	g	CRH America Finance, Inc		3.400	05/09/27	629,223
950,000	g	CRH America Finance, Inc		3.950	04/04/28	919,966
900,000	g	CRH America Finance, Inc		4.500	04/04/48	824,434
680,000		Crown Americas LLC		4.500	01/15/23	682,720
675,000		Dow Chemical Co		4.375	11/15/42	639,411
2,550,000	g	Eldorado Gold Corp		6.125	12/15/20	2,422,500
2,000,000	g	Equate Petrochemical BV		3.000	03/03/22	1,926,886
300,000	g	FMG Resources Ltd		4.750	05/15/22	297,000
1,325,000	g	Glencore Funding LLC		4.000	03/27/27	1,243,105
250,000		International Flavors & Fragrances, Inc		4.450	09/26/28	252,092
525,000		International Flavors & Fragrances, Inc		5.000	09/26/48	525,018
275,000		International Paper Co		3.000	02/15/27	252,363
1,500,000		International Paper Co		5.150	05/15/46	1,543,304
2,225,000		International Paper Co		4.350	08/15/48	2,026,263
2,125,000	g	Inversiones CMPC S.A.		4.375	04/04/27	2,073,391
375,000	g	Israel Chemicals Ltd		6.375	05/31/38	374,037
630,000	g	James Hardie International Finance DAC		4.750	01/15/25	609,651
1,800,000	g	Klabin Finance S.A.		4.875	09/19/27	1,590,750
650,000		LYB International Finance II BV		3.500	03/02/27	607,951
700,000		Martin Marietta Materials, Inc		4.250	12/15/47	596,850
650,000		Newmont Mining Corp		3.500	03/15/22	644,386
1,050,000		Newmont Mining Corp		4.875	03/15/42	1,020,704
3,000,000	g	Nova Chemicals Corp		4.875	06/01/24	2,888,250
775,000		Nucor Corp		3.950	05/01/28	773,411
1,125,000		Nutrien Ltd		3.375	03/15/25	1,066,291
181

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,500,000	g	OCI NV	6.625%	04/15/23	$1,549,726
1,025,000		Olin Corp	5.125	09/15/27	986,563
2,400,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	2,469,000
1,650,000	g	POSCO	4.000	08/01/23	1,647,625
1,100,000		Rio Tinto Finance USA Ltd	3.750	06/15/25	1,106,069
680,000		Rock Tenn Co	4.450	03/01/19	684,275
820,000		Rock Tenn Co	4.900	03/01/22	846,395
925,000		Sherwin-Williams Co	3.450	06/01/27	879,748
2,450,000		Steel Dynamics, Inc	5.250	04/15/23	2,486,260
2,000,000	g	Tronox Finance plc	5.750	10/01/25	1,855,000
1,500,000	g	Tronox, Inc	6.500	04/15/26	1,445,625
3,125,000	g	Univar, Inc	6.750	07/15/23	3,238,281
400,000		Westlake Chemical Corp	3.600	08/15/26	376,002
420,000	g	WR Grace & Co-Conn	5.625	10/01/24	442,050
		TOTAL MATERIALS			56,940,745

MEDIA - 1.4%
125,000		21st Century Fox America, Inc	7.625	11/30/28	157,787
90,000		21st Century Fox America, Inc	6.550	03/15/33	113,220
575,000		21st Century Fox America, Inc	6.900	08/15/39	781,607
2,500,000		AMC Entertainment Holdings, Inc	5.875	02/15/22	2,518,750
425,000	g	CBS Corp	2.900	06/01/23	404,191
850,000		CBS Corp	2.900	01/15/27	760,044
525,000		CBS Corp	3.375	02/15/28	480,828
1,000,000	g	CBS Radio, Inc	7.250	11/01/24	960,980
4,000,000	g	CCO Holdings LLC	5.875	04/01/24	4,085,000
1,075,000		Charter Communications Operating LLC	3.579	07/23/20	1,075,644
345,000		Charter Communications Operating LLC	4.464	07/23/22	350,716
4,500,000		Charter Communications Operating LLC	4.908	07/23/25	4,567,294
2,500,000		Charter Communications Operating LLC	5.375	05/01/47	2,383,172
4,750,000		Comcast Corp	2.350	01/15/27	4,176,883
2,975,000		Comcast Corp	3.200	07/15/36	2,479,178
1,000,000		Comcast Corp	3.900	03/01/38	914,521
1,000,000		CSC Holdings LLC	6.750	11/15/21	1,053,750
850,000		Discovery Communications LLC	2.950	03/20/23	814,203
2,225,000		Discovery Communications LLC	3.950	03/20/28	2,112,267
1,875,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	2,017,969
325,000	g	EW Scripps Co	5.125	05/15/25	312,406
1,400,000	g	Gray Television, Inc	5.875	07/15/26	1,387,750
1,000,000		Lamar Media Corp	5.000	05/01/23	1,015,000
1,850,000	g	Lions Gate Capital Holdings LLC	5.875	11/01/24	1,896,250
125,000		Match Group, Inc	6.375	06/01/24	131,859
975,000	g	Meredith Corp	6.875	02/01/26	999,375
700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	696,859
925,000	g	Nielsen Finance LLC	5.000	04/15/22	902,791
3,700,000		Outfront Media Capital LLC	5.250	02/15/22	3,746,250
300,000		Outfront Media Capital LLC	5.625	02/15/24	303,300
2,700,000	g	Sirius XM Radio, Inc	5.375	07/15/26	2,679,750
2,110,000	g	Tegna, Inc	4.875	09/15/21	2,112,638
160,000	g	Tegna, Inc	5.500	09/15/24	161,800
1,500,000		Time Warner Cable, Inc	5.875	11/15/40	1,512,242
475,000		Time Warner Cable, Inc	4.500	09/15/42	404,833
182

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,600,000		Time Warner, Inc	2.100%	06/01/19	$3,581,434
1,000,000		Time Warner, Inc	3.400	06/15/22	988,948
1,100,000		Time Warner, Inc	3.800	02/15/27	1,051,594
400,000	g	Univision Communications, Inc	5.125	02/15/25	374,000
950,000		Viacom, Inc	3.450	10/04/26	892,628
600,000		Viacom, Inc	5.850	09/01/43	633,813
450,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	450,000
		TOTAL MEDIA			58,443,524

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.1%
1,225,000		Abbott Laboratories	3.875	09/15/25	1,232,323
2,200,000		Abbott Laboratories	3.750	11/30/26	2,193,060
450,000		Abbott Laboratories	5.300	05/27/40	498,722
1,400,000		AbbVie, Inc	3.750	11/14/23	1,392,891
3,725,000		AbbVie, Inc	3.200	05/14/26	3,467,291
3,150,000		AbbVie, Inc	4.250	11/14/28	3,102,859
1,450,000		AbbVie, Inc	4.400	11/06/42	1,340,480
2,625,000		Actavis Funding SCS	3.800	03/15/25	2,569,500
2,400,000		Actavis Funding SCS	4.550	03/15/35	2,330,364
1,150,000		AstraZeneca plc	3.125	06/12/27	1,072,717
2,200,000		AstraZeneca plc	4.000	01/17/29	2,159,791
1,700,000	g	Bayer US Finance II LLC	4.375	12/15/28	1,664,501
1,200,000	g	Bayer US Finance II LLC	4.875	06/25/48	1,163,970
625,000		Celgene Corp	3.875	08/15/25	615,401
3,150,000		Celgene Corp	3.450	11/15/27	2,939,379
1,525,000		Celgene Corp	3.900	02/20/28	1,466,957
1,725,000		Gilead Sciences, Inc	2.950	03/01/27	1,604,750
450,000		Gilead Sciences, Inc	4.000	09/01/36	432,979
1,500,000		Gilead Sciences, Inc	4.150	03/01/47	1,418,542
2,000,000		GlaxoSmithKline Capital, Inc	3.875	05/15/28	2,019,704
2,000,000		Johnson & Johnson	2.900	01/15/28	1,895,697
900,000		Johnson & Johnson	3.400	01/15/38	837,322
1,100,000		Mylan NV	3.950	06/15/26	1,040,577
1,450,000	g	Mylan, Inc	4.550	04/15/28	1,409,010
1,900,000		Novartis Capital Corp	3.000	11/20/25	1,823,348
5,300,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	4,410,428
1,100,000	g	Valeant Pharmaceuticals International, Inc	5.500	03/01/23	1,058,200
1,125,000	g	VRX Escrow Corp	5.875	05/15/23	1,092,094
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			48,252,857

REAL ESTATE - 0.9%
350,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	337,362
450,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	431,552
1,200,000		American Tower Corp	3.000	06/15/23	1,155,017
475,000		American Tower Corp	3.375	10/15/26	442,140
1,200,000		American Tower Corp	3.600	01/15/28	1,120,546
950,000		Brandywine Operating Partnership LP	4.100	10/01/24	932,024
650,000		Brandywine Operating Partnership LP	3.950	11/15/27	613,894
1,750,000		Brixmor Operating Partnership LP	3.850	02/01/25	1,685,532
525,000		Brixmor Operating Partnership LP	4.125	06/15/26	508,758
183

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$800,000		Brixmor Operating Partnership LP	3.900%	03/15/27	$757,634
170,000		Camden Property Trust	4.625	06/15/21	174,290
1,250,000		Camden Property Trust	2.950	12/15/22	1,214,705
780,000		Crown Castle International Corp	4.875	04/15/22	804,670
450,000		Crown Castle International Corp	3.700	06/15/26	429,825
775,000		Crown Castle International Corp	3.650	09/01/27	727,789
603,000		DDR Corp	3.625	02/01/25	571,108
650,000		DDR Corp	4.700	06/01/27	653,285
625,000		Digital Realty Trust LP	3.700	08/15/27	593,380
325,000		Duke Realty LP	3.250	06/30/26	305,591
625,000		Duke Realty LP	4.000	09/15/28	613,534
750,000		Equinix, Inc	5.375	01/01/22	774,375
550,000		Equity One, Inc	3.750	11/15/22	545,361
775,000		Essex Portfolio LP	3.375	01/15/23	758,560
150,000		Healthcare Realty Trust, Inc	3.750	04/15/23	146,685
1,500,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,454,839
450,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	446,492
325,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	318,583
1,225,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	1,142,026
375,000		Highwoods Realty LP	3.875	03/01/27	359,742
725,000		Highwoods Realty LP	4.125	03/15/28	704,992
350,000		Kimco Realty Corp	3.800	04/01/27	334,346
1,500,000		Mid-America Apartments LP	4.300	10/15/23	1,516,935
1,000,000		Mid-America Apartments LP	3.750	06/15/24	979,672
850,000		Mid-America Apartments LP	4.000	11/15/25	836,230
750,000		Mid-America Apartments LP	3.600	06/01/27	714,221
275,000		National Retail Properties, Inc	3.800	10/15/22	274,668
525,000		National Retail Properties, Inc	3.300	04/15/23	511,753
550,000		National Retail Properties, Inc	4.000	11/15/25	540,857
600,000		National Retail Properties, Inc	3.600	12/15/26	571,018
875,000		Regency Centers LP	3.900	11/01/25	853,440
925,000		Regency Centers LP	3.600	02/01/27	877,691
1,550,000		Ventas Realty LP	4.000	03/01/28	1,495,116
1,150,000		Weingarten Realty Investors	3.375	10/15/22	1,129,214
450,000		Weingarten Realty Investors	3.500	04/15/23	441,603
400,000		Weingarten Realty Investors	4.450	01/15/24	404,793
925,000		Weingarten Realty Investors	3.850	06/01/25	895,047
300,000		Weingarten Realty Investors	3.250	08/15/26	275,431
975,000		Welltower, Inc	4.000	06/01/25	961,550
3,500,000	g	WeWork Cos, Inc	7.875	05/01/25	3,403,750
		TOTAL REAL ESTATE			37,741,626

RETAILING - 0.8%
1,700,000		Asbury Automotive Group, Inc	6.000	12/15/24	1,717,000
4,500,000		AutoNation, Inc	5.500	02/01/20	4,615,525
900,000		AutoNation, Inc	3.800	11/15/27	833,273
1,775,000		Home Depot, Inc	2.000	04/01/21	1,730,303
600,000		Home Depot, Inc	3.500	09/15/56	522,375
2,100,000		L Brands, Inc	6.875	11/01/35	1,774,500
2,100,000		L Brands, Inc	6.750	07/01/36	1,732,500
250,000	g	Lithia Motors, Inc	5.250	08/01/25	239,375
1,058,000		Men’s Wearhouse, Inc	7.000	07/01/22	1,087,095
1,400,000		O’Reilly Automotive, Inc	3.600	09/01/27	1,327,380
184

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,145,000		Penske Automotive Group, Inc	5.500%	05/15/26	$2,085,369
3,450,000	†,g	PetSmart, Inc	7.125	03/15/23	2,479,688
1,100,000	g	Rolls-Royce plc	2.375	10/14/20	1,076,719
400,000	g	Rolls-Royce plc	3.625	10/14/25	389,628
3,200,000	g	Staples, Inc	8.500	09/15/25	3,004,000
1,125,000		Target Corp	3.625	04/15/46	1,018,671
5,700,000		Walmart, Inc	3.700	06/26/28	5,703,673
1,550,000		Walmart, Inc	3.950	06/28/38	1,545,681
		TOTAL RETAILING			32,882,755

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
3,980,000		Intel Corp	2.875	05/11/24	3,863,713
975,000		Intel Corp	2.600	05/19/26	909,524
1,325,000		Intel Corp	3.734	12/08/47	1,232,545
700,000		Texas Instruments, Inc	2.625	05/15/24	672,752
775,000		Texas Instruments, Inc	4.150	05/15/48	776,018
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			7,454,552

SOFTWARE & SERVICES - 0.6%
825,000		Activision Blizzard, Inc	2.300	09/15/21	800,430
875,000		Activision Blizzard, Inc	3.400	09/15/26	831,683
2,000,000		Baidu, Inc	2.875	07/06/22	1,925,162
1,700,000	g	Banff Merger Sub, Inc	9.750	09/01/26	1,724,650
1,199,000		Fidelity National Information Services, Inc	3.625	10/15/20	1,205,487
1,000,000	g	First Data Corp	5.750	01/15/24	1,012,750
500,000		IHS Markit Ltd	4.125	08/01/23	499,040
800,000		IHS Markit Ltd	4.750	08/01/28	801,920
3,000,000		Microsoft Corp	2.400	08/08/26	2,764,712
750,000		Microsoft Corp	4.100	02/06/37	772,357
1,180,000		Microsoft Corp	3.700	08/08/46	1,130,811
2,350,000		NCR Corp	5.875	12/15/21	2,373,500
1,925,000	g	Open Text Corp	5.875	06/01/26	1,986,369
2,200,000		Oracle Corp	2.500	05/15/22	2,140,886
3,575,000		Oracle Corp	2.650	07/15/26	3,315,743
1,175,000		Oracle Corp	3.800	11/15/37	1,118,031
1,500,000		Oracle Corp	4.000	11/15/47	1,421,425
1,600,000	g,h	Refinitiv US Holdings	8.250	11/15/26	1,590,304
730,000	g	Sabre GLBL, Inc	5.375	04/15/23	731,715
650,000		salesforce.com, Inc	3.700	04/11/28	644,033
1,350,000		Total System Services, Inc	4.450	06/01/28	1,349,761
		TOTAL SOFTWARE & SERVICES			30,140,769

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
725,000		Amphenol Corp	3.125	09/15/21	714,823
5,575,000		Apple, Inc	2.450	08/04/26	5,138,349
7,825,000		Apple, Inc	3.200	05/11/27	7,560,689
875,000		Apple, Inc	4.650	02/23/46	943,729
800,000		Broadcom Corp	3.875	01/15/27	754,489
1,775,000		Broadcom Corp	3.500	01/15/28	1,611,923
1,200,000	g	CommScope, Inc	5.500	06/15/24	1,209,000
1,900,000	g	CommScope, Inc	6.000	06/15/25	1,960,800
185

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$525,000		Corning, Inc	4.375%	11/15/57	$458,957
2,550,000	g	Dell International LLC	4.420	06/15/21	2,587,779
675,000	g	Dell International LLC	5.875	06/15/21	695,250
650,000	g	Dell International LLC	7.125	06/15/24	698,165
3,050,000	g	Dell International LLC	6.020	06/15/26	3,248,086
800,000		L3 Technologies, Inc	3.850	06/15/23	801,801
725,000		Motorola Solutions, Inc	4.600	02/23/28	708,482
2,350,000	g	Sensata Technologies BV	5.625	11/01/24	2,426,375
1,375,000		Tyco Electronics Group S.A.	2.375	12/17/18	1,374,237
2,925,000		Tyco Electronics Group S.A.	2.350	08/01/19	2,912,017
1,500,000		Tyco Electronics Group S.A.	3.500	02/03/22	1,498,519
450,000		Tyco Electronics Group S.A.	3.700	02/15/26	439,304
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			37,742,774

TELECOMMUNICATION SERVICES - 1.2%
6,625,000		AT&T, Inc	3.400	05/15/25	6,304,544
8,375,000	g	AT&T, Inc	4.300	02/15/30	8,048,579
2,085,000		AT&T, Inc	4.500	05/15/35	1,945,601
1,275,000	g	AT&T, Inc	5.150	11/15/46	1,217,073
1,050,000		AT&T, Inc	4.500	03/09/48	914,707
3,000,000	g	Deutsche Telekom International Finance BV	1.950	09/19/21	2,866,640
500,000		France Telecom S.A.	5.375	01/13/42	546,793
2,150,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	2,100,382
2,400,000	g	Oztel Holdings SPC Ltd	5.625	10/24/23	2,427,031
450,000		Telefonica Emisiones SAU	4.103	03/08/27	432,313
925,000		T-Mobile USA, Inc	6.375	03/01/25	963,665
2,300,000	g	Turkcell Iletisim Hizmetleri AS.	5.800	04/11/28	2,005,625
1,100,000		Verizon Communications, Inc	3.376	02/15/25	1,069,882
4,270,000	g	Verizon Communications, Inc	4.329	09/21/28	4,294,369
9,113,000		Verizon Communications, Inc	4.272	01/15/36	8,674,687
1,300,000		Verizon Communications, Inc	3.850	11/01/42	1,122,736
675,000		Verizon Communications, Inc	4.125	08/15/46	604,051
4,200,000		Vodafone Group plc	4.375	05/30/28	4,135,705
		TOTAL TELECOMMUNICATION SERVICES			49,674,383

TRANSPORTATION - 0.8%
400,000	g	Bombardier, Inc	7.750	03/15/20	418,250
600,000	g	Bombardier, Inc	6.125	01/15/23	602,625
1,000,000	g	Bombardier, Inc	7.500	03/15/25	1,031,250
225,000		Bristow Group, Inc	6.250	10/15/22	164,250
700,000		CSX Corp	3.800	03/01/28	689,614
1,950,000		CSX Corp	3.800	11/01/46	1,760,300
1,500,000		CSX Corp	4.300	03/01/48	1,465,963
1,950,000		Delta Air Lines, Inc	3.625	03/15/22	1,925,588
1,575,000		Delta Air Lines, Inc	3.800	04/19/23	1,542,668
2,025,000	g	DP World Ltd	5.625	09/25/48	1,999,396
3,000,000	g	ERAC USA Finance LLC	2.800	11/01/18	3,000,443
900,000		FedEx Corp	4.100	02/01/45	820,040
2,325,000		FedEx Corp	4.050	02/15/48	2,081,187
4,900,000		Kansas City Southern	2.350	05/15/20	4,805,415
650,000		Kansas City Southern	4.700	05/01/48	645,639
1,400,000		Norfolk Southern Corp	4.050	08/15/52	1,308,832
186

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,925,000		Northrop Grumman Corp	3.250%	01/15/28	$1,810,140
725,000		Northrop Grumman Corp	4.030	10/15/47	678,556
2,100,000	g	Transnet SOC Ltd	4.000	07/26/22	1,968,634
2,350,000		Union Pacific Corp	4.500	09/10/48	2,387,788
		TOTAL TRANSPORTATION			31,106,578

UTILITIES - 2.5%
325,000		AEP Transmission Co LLC	3.100	12/01/26	308,985
350,000		AEP Transmission Co LLC	4.000	12/01/46	331,242
2,020,000	g	AES Argentina Generacion S.A.	7.750	02/02/24	1,760,935
425,000		AES Corp	4.875	05/15/23	428,719
1,800,000		AGL Capital Corp	3.875	11/15/25	1,750,347
625,000		AGL Capital Corp	4.400	06/01/43	599,662
700,000		Alabama Power Co	4.150	08/15/44	678,875
1,850,000		Ameren Corp	3.650	02/15/26	1,797,231
525,000		American Water Capital Corp	3.000	12/01/26	491,112
500,000		American Water Capital Corp	4.000	12/01/46	467,071
1,475,000		American Water Capital Corp	3.750	09/01/47	1,337,679
250,000		Atmos Energy Corp	8.500	03/15/19	256,205
250,000		Atmos Energy Corp	4.125	10/15/44	242,787
1,325,000		Baltimore Gas & Electric Co	3.750	08/15/47	1,213,465
925,000		Black Hills Corp	4.250	11/30/23	937,819
325,000		Black Hills Corp	3.150	01/15/27	298,639
2,575,000	g	Calpine Corp	5.250	06/01/26	2,385,094
250,000		Carolina Power & Light Co	5.300	01/15/19	251,780
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	343,468
1,525,000	g	Cerro del Aguila S.A.	4.125	08/16/27	1,410,625
1,125,000	g,h	Clearway Energy Operating LLC	5.750	10/15/25	1,135,547
1,000,000		CMS Energy Corp	3.600	11/15/25	970,201
200,000		Commonwealth Edison Co	5.900	03/15/36	237,891
200,000		Connecticut Light & Power Co	5.500	02/01/19	201,849
900,000		Consolidated Edison, Inc	2.000	05/15/21	869,373
750,000		Dominion Resources, Inc	2.000	08/15/21	716,618
1,825,000		DTE Electric Co	3.750	08/15/47	1,690,953
1,175,000		Duke Energy Corp	1.800	09/01/21	1,122,897
1,725,000		Duke Energy Corp	2.650	09/01/26	1,558,844
1,175,000		Duke Energy Corp	3.750	09/01/46	1,030,962
3,600,000		Enel Chile S.A.	4.875	06/12/28	3,632,040
1,125,000		Entergy Corp	2.950	09/01/26	1,033,030
2,675,000	g	Eskom Holdings SOC Ltd	6.350	08/10/28	2,663,588
4,450,000	g	Eskom Holdings SOC Ltd	8.450	08/10/28	4,446,088
1,850,000		Exelon Generation Co LLC	3.400	03/15/22	1,833,053
1,625,000		Fortis, Inc	3.055	10/04/26	1,490,273
2,000,000	g	Greenko Dutch BV	5.250	07/24/24	1,840,000
1,575,000	g	Hunt Oil Co of Peru LLC Sucursal Del Peru	6.375	06/01/28	1,620,360
750,000		Indiana Michigan Power Co	3.750	07/01/47	682,546
2,000,000	g	Inkia Energy Ltd	5.875	11/09/27	1,900,020
125,000		Integrys Energy Group, Inc	4.170	11/01/20	126,629
4,000,000	g	Israel Electric Corp Ltd	4.250	08/14/28	3,793,328
100,000	g	Kansas Gas & Electric	6.700	06/15/19	102,626
1,900,000	g	KazTransGas JSC	4.375	09/26/27	1,807,721
350,000		LG&E and KU Energy LLC	3.750	11/15/20	351,408
187

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,550,000		MidAmerican Energy Co	3.650%	08/01/48	$1,422,795
1,675,000	g	Minejesa Capital BV	4.625	08/10/30	1,534,528
800,000	g	Minejesa Capital BV	5.625	08/10/37	728,145
1,000,000		Nevada Power Co	5.450	05/15/41	1,135,086
2,625,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	2,524,102
550,000	g	NextEra Energy Operating Partners LP	4.250	09/15/24	539,000
1,700,000		NiSource Finance Corp	3.490	05/15/27	1,611,456
1,400,000		Northern States Power Co	3.600	09/15/47	1,268,654
1,000,000		NRG Energy, Inc	6.250	05/01/24	1,040,000
1,350,000	g	NRG Energy, Inc	5.750	01/15/28	1,363,500
1,550,000		Ohio Power Co	4.150	04/01/48	1,532,045
1,225,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,218,277
525,000		Pacific Gas & Electric Co	3.750	08/15/42	446,306
1,275,000		Pacific Gas & Electric Co	4.250	03/15/46	1,166,571
2,000,000	g	Pelabuhan Indonesia III PT	4.875	10/01/24	1,988,000
2,000,000	g	Perusahaan Listrik Negara PT	4.125	05/15/27	1,872,707
1,800,000	g	Perusahaan Listrik Negara PT	5.450	05/21/28	1,848,105
50,000		Potomac Electric Power Co	7.900	12/15/38	71,861
500,000		PPL Capital Funding, Inc	4.200	06/15/22	506,817
275,000		Progress Energy, Inc	7.050	03/15/19	280,261
2,475,000		PSEG Power LLC	3.850	06/01/23	2,465,443
550,000		Public Service Co of Colorado	4.750	08/15/41	577,063
400,000		Public Service Co of Oklahoma	5.150	12/01/19	409,287
1,775,000	g	Rio Oil Finance Trust	8.200	04/06/28	1,814,938
2,150,000		SASOL Financing USA LLC	6.500	09/27/28	2,177,124
975,000		Sempra Energy	2.875	10/01/22	945,170
2,799,226	g	Solar Star Funding LLC	3.950	06/30/35	2,568,758
500,000		Southern California Edison Co	4.125	03/01/48	477,119
1,325,000		Southern Co	4.400	07/01/46	1,259,990
425,000		Southern Co Gas Capital Corp	3.950	10/01/46	374,121
1,650,000		Southern Power Co	2.500	12/15/21	1,597,017
1,550,000		Southern Power Co	4.150	12/01/25	1,526,100
1,875,000		Southwest Gas Corp	3.700	04/01/28	1,833,975
3,000,000	g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	2,836,695
650,000		Virginia Electric & Power Co	2.950	11/15/26	609,899
650,000		Virginia Electric & Power Co	3.500	03/15/27	635,104
775,000		Virginia Electric & Power Co	3.800	09/15/47	711,713
1,350,000	g	Vistra Operations Co LLC	5.500	09/01/26	1,365,188
850,000		Wisconsin Power & Light Co	4.100	10/15/44	810,064
575,000		Xcel Energy, Inc	3.350	12/01/26	551,333
215,000		Xcel Energy, Inc	4.800	09/15/41	223,112
		TOTAL UTILITIES			104,017,014

		TOTAL CORPORATE BONDS			1,275,179,363
		(Cost $1,309,242,777)

GOVERNMENT BONDS - 48.7%

FOREIGN GOVERNMENT BONDS - 3.5%
3,000,000	g	Angolan Government International Bond	8.250	05/09/28	3,097,464
3,325,000	g	Arab Petroleum Investments Corp	4.125	09/18/23	3,337,625
2,200,000		Argentina Republic Government International Bond	5.625	01/26/22	1,984,400
188

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$1,600,000		Argentina Republic Government International Bond	5.875%	01/11/28	$1,267,200
	375,000	†,g,q	Barbados Government International Bond	7.000	08/04/22	198,750
	5,000,000	g	Bermuda Government International Bond	4.854	02/06/24	5,202,800
	3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,281,433
	1,650,000		Brazilian Government International Bond	5.625	02/21/47	1,459,425
	3,300,000		Chile Government International Bond	3.240	02/06/28	3,161,400
	2,450,000		Colombia Government International Bond	5.000	06/15/45	2,443,875
	1,575,000	g	Costa Rica Government International Bond	7.158	03/12/45	1,381,039
DOP	81,200,000	g	Dominican Republic International Bond	8.900	02/15/23	1,614,205
	160,000,000	g	Dominican Republic International Bond	12.000	03/05/32	3,509,251
	$3,000,000	g	Dominican Republic International Bond	6.500	02/15/48	2,940,000
	2,625,000	g	Ecuador Government International Bond	8.875	10/23/27	2,490,338
	1,125,000	g	Egypt Government International Bond	5.577	02/21/23	1,090,931
	2,475,000	g	Egypt Government International Bond	8.500	01/31/47	2,477,784
	1,250,000	g	El Salvador Government International Bond	5.875	01/30/25	1,165,900
	1,800,000	g	Export Credit Bank of Turkey	4.250	09/18/22	1,563,926
	1,500,000	g	Export-Import Bank of China	2.850	09/16/20	1,475,112
	2,000,000	g	Export-Import Bank of India	3.875	02/01/28	1,860,780
	1,500,000	g	Ghana Government International Bond	8.627	06/16/49	1,497,692
	3,100,000	g	Guatemala Government International Bond	4.375	06/05/27	2,910,125
EUR	2,500,000	g	Hellenic Republic Government International Bond	3.375	02/15/25	2,829,576
	$3,100,000		Israel Government International Bond	3.250	01/17/28	2,976,437
	2,175,000		Israel Government International Bond	4.125	01/17/48	2,072,599
	1,942,500	g	Ivory Coast Government International Bond (Step bond)	5.750	12/31/32	1,832,048
	3,025,000		Jamaica Government International Bond	8.000	03/15/39	3,475,362
	1,000,000	g	Japan Finance Organization for Municipalities	2.000	09/08/20	976,031
JPY	2,300,000,000		Japan Government Two Year Bond	0.100	04/15/19	20,267,146
	$975,000	g	Jordan Government International Bond	7.375	10/10/47	915,026
	900,000	g	Kenya Government International Bond	7.250	02/28/28	874,853
	775,000	g	Kommunalbanken AS.	1.375	10/26/20	749,881
	1,650,000	g	Korea Housing Finance Corp	2.000	10/11/21	1,572,920
	1,500,000	g	Korea Housing Finance Corp	3.000	10/31/22	1,452,908
	3,550,000	g	Kuwait International Government Bond	2.750	03/20/22	3,466,571
	2,200,000		Mexico Government International Bond	4.150	03/28/27	2,164,800
	1,725,000	g	Nigeria Government International Bond	6.500	11/28/27	1,658,903
	700,000	g	Nigeria Government International Bond	7.143	02/23/30	682,294
	2,000,000		Panama Government International Bond	4.500	05/15/47	2,003,020
	2,400,000	g	Paraguay Government International Bond	5.600	03/13/48	2,388,000
	2,000,000	g	Perusahaan Penerbit SBSN Indonesia III	3.400	03/29/22	1,967,500
	4,250,000	g	Perusahaan Penerbit SBSN Indonesia III	4.400	03/01/28	4,159,900
	925,000	g	Petroamazonas EP	4.625	11/06/20	892,860
	1,650,000	g	Provincia de Buenos Aires	7.875	06/15/27	1,371,992
	1,500,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	1,312,515
	1,300,000	g	Republic of Ghana	7.875	08/07/23	1,359,098
	2,475,000		Republic of South Africa Government International Bond	4.850	09/27/27	2,327,257
	2,272,000	g	Romanian Government International Bond	5.125	06/15/48	2,227,503
	2,500,000	g	Saudi Government International Bond	3.250	10/26/26	2,348,790
	3,175,000	g	Saudi Government International Bond	4.500	04/17/30	3,187,532
189

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
	$1,200,000	g	Senegal Government International Bond		6.250%	05/23/33	$1,116,912
	2,000,000	g	Senegal Government International Bond		6.750	03/13/48	1,785,060
	2,350,000		South Africa Government International Bond		4.300	10/12/28	2,107,292
LKR	415,000,000		Sri Lanka Government International Bond		11.500	05/15/23	2,518,693
	$1,550,000	g	Sri Lanka Government International Bond		6.850	11/03/25	1,529,918
	1,600,000	g	Sri Lanka Government International Bond		6.750	04/18/28	1,543,338
	1,575,000		Turkey Government International Bond		6.000	03/25/27	1,432,946
	2,000,000		Turkey Government International Bond		6.875	03/17/36	1,817,384
	3,550,000	g	Ukraine Government International Bond		7.375	09/25/32	3,080,303
UYU	41,525,000	g	Uruguay Government International Bond		9.875	06/20/22	1,238,574
	$2,000,000		Uruguay Government International Bond		5.100	06/18/50	2,040,000
	3,000,000	g	Zambia Government International Bond		8.500	04/14/24	2,131,107
			TOTAL FOREIGN GOVERNMENT BONDS				147,266,304

MORTGAGE BACKED - 16.9%
	7,010,870		Federal Home Loan Mortgage Corp (FHLMC)		3.500	08/15/43	7,021,684
	5,196,725		FHLMC		3.000	03/15/44	5,030,728
	6,543,657		FHLMC		3.500	09/15/44	6,486,680
	9,146,791	i	FHLMC	LIBOR 1 M + 6.470%	8.731	06/15/48	9,494,899
	7,300,000	i	FHLMC	LIBOR 1 M + 6.400%	8.661	10/15/48	7,299,569
	2,860		Federal Home Loan Mortgage Corp Gold (FGLMC)		7.000	10/01/20	2,901
	2,318,473		FGLMC		3.500	03/01/27	2,332,347
	16,218		FGLMC		6.500	01/01/29	17,941
	1,303		FGLMC		8.000	01/01/31	1,379
	181,730		FGLMC		5.500	12/01/33	196,954
	277,621		FGLMC		7.000	12/01/33	313,581
	55,403		FGLMC		4.500	10/01/34	57,470
	98,526		FGLMC		5.500	03/01/35	106,763
	86,819		FGLMC		7.000	05/01/35	97,329
	2,753,423		FGLMC		5.000	06/01/36	2,923,043
	1,348,245		FGLMC		4.500	10/01/44	1,408,911
	175,891		FGLMC		4.500	11/01/44	183,821
	255,214		FGLMC		4.500	11/01/44	266,630
	96,575		FGLMC		4.500	12/01/44	100,199
	158,143		FGLMC		4.500	12/01/44	165,255
	1,271,848		FGLMC		3.500	04/01/45	1,257,514
	9,708,513		FGLMC		3.500	10/01/45	9,596,834
	7,692,553		FGLMC		4.000	12/01/45	7,821,175
	26,462,173		FGLMC		3.500	08/01/46	26,194,296
	20,308,041		FGLMC		3.000	01/01/47	19,444,229
	39,583,192		FGLMC		3.000	02/01/47	37,911,312
	2,580,506		FGLMC		4.500	06/01/47	2,716,544
	3,171,340		FGLMC		4.000	09/01/47	3,247,936
	9,755,504		FGLMC		3.500	03/01/48	9,630,375
	13,623,558		FGLMC		4.000	03/01/48	13,843,319
	3,678,474	h	FGLMC		4.000	07/01/48	3,736,918
	27,944,725		FGLMC		4.500	08/01/48	29,153,755
	2,784		Federal National Mortgage Association (FNMA)		9.000	11/01/25	2,993
	2,112		FNMA		7.500	01/01/29	2,268
	3,818,815		FNMA		3.500	02/01/32	3,842,827
	3,272,936		FNMA		3.500	05/01/32	3,301,686
	5,837,498		FNMA		3.500	07/01/32	5,874,210
190

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$83,327	FNMA	7.000%	07/01/32	$90,413
14,197,115	FNMA	3.000	11/01/32	14,037,996
85,385	FNMA	4.500	10/01/33	88,570
86,875	FNMA	5.500	02/01/35	93,885
3,877,562	FNMA	5.000	05/01/35	4,116,919
2,162,373	FNMA	5.000	10/01/35	2,296,579
1,637,362	FNMA	5.000	02/01/36	1,739,123
2,530,586	FNMA	5.500	08/01/37	2,732,341
17,200	FNMA	6.000	09/01/37	19,041
11,744	FNMA	6.000	09/01/37	12,766
30,018	FNMA	6.500	09/01/37	33,260
1,005,460	FNMA	5.500	11/01/38	1,076,201
643,784	FNMA	5.500	12/01/38	700,914
162,484	FNMA	5.500	08/01/39	176,150
299,183	FNMA	5.500	04/01/40	323,768
381,035	FNMA	5.000	08/01/40	405,440
746,908	FNMA	5.000	09/01/40	794,742
88,714	FNMA	6.000	10/01/40	97,780
947,742	FNMA	5.000	05/01/41	1,008,494
3,253,152	FNMA	5.500	12/01/41	3,591,163
276,305	FNMA	4.500	03/01/42	286,020
1,144,409	FNMA	4.500	04/01/42	1,191,006
879,897	FNMA	4.500	06/01/42	914,665
1,815,485	FNMA	4.500	02/01/44	1,885,859
1,506,951	FNMA	4.500	06/01/44	1,565,520
4,320,552	FNMA	4.500	10/01/44	4,487,872
6,266,786	FNMA	3.000	02/25/45	6,154,551
5,793,865	FNMA	3.000	02/25/45	5,676,484
371,276	FNMA	3.500	03/01/45	367,136
260,723	FNMA	3.500	03/01/45	257,815
572,661	FNMA	4.500	03/01/45	594,809
3,619,143	FNMA	3.000	03/25/45	3,538,319
4,789,181	FNMA	3.500	04/25/45	4,777,631
14,019,585	FNMA	3.500	04/25/45	13,966,522
3,169,268	FNMA	3.500	05/01/45	3,139,818
13,292,949	FNMA	3.000	12/25/45	12,849,980
1,611,278	FNMA	3.500	01/01/46	1,592,539
8,703,908	FNMA	4.000	01/01/46	8,853,088
833,161	FNMA	3.500	06/01/46	822,967
2,828,311	FNMA	3.500	08/01/46	2,795,462
2,651,954	FNMA	3.000	10/01/46	2,540,192
2,902,694	FNMA	3.500	10/01/46	2,865,977
10,814,133	FNMA	3.500	12/01/46	10,672,316
71,796,863	FNMA	3.500	01/01/47	70,844,200
4,091,687	FNMA	3.000	02/01/47	3,919,169
1,561,349	FNMA	3.500	12/01/47	1,537,416
14,913,788	FNMA	4.500	01/01/48	15,539,726
3,155,261	FNMA	4.500	02/01/48	3,288,193
24,450,343	FNMA	3.000	02/25/48	23,646,619
6,141,106	FNMA	4.000	03/01/48	6,239,753
13,558,020	FNMA	4.500	03/01/48	14,133,605
58,466,404	FNMA	4.000	04/01/48	59,066,480
191

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$10,772,078		FNMA	4.500%	05/01/48	$11,232,900
8,332,645	h	FNMA	4.500	05/01/48	8,689,118
5,864,559		FNMA	5.000	08/01/48	6,249,905
4,736		Government National Mortgage Association (GNMA)	7.500	11/15/23	4,934
1,578		GNMA	7.500	08/15/28	1,581
9,878		GNMA	6.500	12/15/28	10,838
36,422		GNMA	6.500	03/15/29	39,961
11,689		GNMA	8.500	10/20/30	13,346
3,098		GNMA	7.000	06/20/31	3,550
99,945		GNMA	5.000	02/15/33	104,141
319,274		GNMA	5.000	09/15/33	339,020
4,398,989		GNMA	3.700	10/15/33	4,394,843
21,285		GNMA	6.000	10/20/36	23,238
24,657		GNMA	6.000	01/20/37	26,999
39,856		GNMA	6.000	02/20/37	43,534
33,495		GNMA	5.000	04/15/38	35,593
17,017		GNMA	6.000	08/20/38	18,552
12,392		GNMA	4.500	02/20/39	13,087
17,509		GNMA	4.500	08/20/41	18,483
60,429		GNMA	4.500	09/20/41	63,784
13,667		GNMA	4.500	01/20/44	14,432
13,721		GNMA	4.500	02/20/44	14,483
26,385		GNMA	4.500	05/20/44	27,863
171,136		GNMA	4.500	05/20/44	180,639
193,533		GNMA	4.500	08/20/44	204,277
168,984		GNMA	4.500	09/20/44	176,233
73,410		GNMA	4.500	10/20/44	77,259
45,160		GNMA	4.500	11/20/44	47,129
119,716		GNMA	4.500	12/20/44	126,363
185,179		GNMA	4.500	02/20/45	195,459
229,510		GNMA	4.500	08/20/45	242,438
213,865		GNMA	4.500	08/20/45	224,626
210,183		GNMA	4.500	12/20/45	221,303
19,436,249		GNMA	3.000	12/20/47	18,838,103
34,945,228		GNMA	3.500	12/20/47	34,774,505
29,048,259		GNMA	3.000	01/20/48	28,153,495
37,712,586		GNMA	3.500	01/20/48	37,528,230
14,656,248		GNMA	4.000	07/20/48	14,915,930
		TOTAL MORTGAGE BACKED			711,823,703

MUNICIPAL BONDS - 5.5%
1,000,000		Anaheim City School District	3.825	08/01/23	1,009,080
1,064,700		California Earthquake Authority	2.805	07/01/19	1,064,764
5,000,000		California Housing Finance Agency	2.966	08/01/22	4,906,650
2,000,000		California State University	3.803	11/01/30	1,979,860
9,745,000		Chicago Housing Authority	3.922	01/01/27	9,705,143
7,500,000		Chicago Housing Authority	4.361	01/01/38	7,332,300
1,620,000		City & County of San Francisco CA Community Facilities District No 2014	3.000	09/01/25	1,547,213
1,200,000		City & County of San Francisco CA Community Facilities District No 2014	3.250	09/01/27	1,158,672
1,040,000		City of Fort Worth TX	3.955	03/01/32	1,019,585
192

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,390,000		City of Fort Worth TX	4.088%	03/01/37	$1,366,370
2,500,000		City of Inglewood CA	4.300	09/01/40	2,484,000
500,000		City of San Angelo TX Water & Sewer Revenue	4.261	02/15/37	510,670
3,750,000		City of San Francisco CA Public Utilities Commission Water Revenue	3.950	11/01/36	3,697,500
9,800,000		Commonwealth Financing Authority	4.014	06/01/33	9,708,174
2,995,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	2,862,561
5,000,000		County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	4,759,450
1,555,000		County of Miami-Dade FL Aviation Revenue	3.354	10/01/29	1,470,175
5,000,000		County of Miami-Dade FL Aviation Revenue	4.280	10/01/41	4,935,900
3,000,000		Denver City & County School District No	4.242	12/15/37	3,032,010
2,000,000		Florida Municipal Power Agency	2.769	10/01/23	1,904,000
2,100,000		Florida Municipal Power Agency	2.919	10/01/24	2,001,405
3,000,000		Florida Municipal Power Agency	3.059	10/01/25	2,870,670
600,000		Grant County Public Utility District No 2	5.630	01/01/27	683,454
250,000		Harris County Flood Control District	1.818	10/01/18	250,000
845,000		Illinois Housing Development Authority	4.105	07/01/27	844,468
2,430,000		Indiana Finance Authority	3.166	07/01/30	2,259,633
2,270,000		Los Angeles County Public Works Financing Authority	2.910	12/01/20	2,254,110
1,250,000		Los Angeles County Public Works Financing Authority	3.450	12/01/22	1,246,800
2,000,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	1,906,080
3,840,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	3,498,701
1,250,000		Maryland Community Development Administration Housing Revenue	2.713	03/01/25	1,188,662
7,440,000		Maryland Community Development Administration Housing Revenue	3.797	03/01/39	6,930,509
5,000,000		Maryland Health & Higher Educational Facilities Authority	3.632	07/01/24	4,951,100
135,000		Massachusetts Housing Finance Agency	2.807	12/01/19	134,441
525,000		Massachusetts Housing Finance Agency	4.786	12/01/32	532,329
6,710,000		Michigan Finance Authority	3.585	11/01/35	6,158,841
500,000		New Jersey Economic Development Authority	3.300	06/15/19	501,105
575,000		New Jersey Economic Development Authority	3.500	06/15/20	576,961
7,500,000		New Jersey Economic Development Authority	4.271	06/15/20	7,583,250
500,000		New Jersey Economic Development Authority	3.700	06/15/21	503,870
1,500,000		New Jersey Educational Facilities Authority	2.304	07/01/22	1,432,710
1,415,000		New Jersey Educational Facilities Authority	2.504	07/01/23	1,346,967
1,615,000		New Jersey Institute of Technology	4.177	07/01/37	1,576,321
2,655,000		New York City Transitional Finance Authority Future Tax Secured Revenue	5.000	02/01/23	2,823,380
1,000,000		New York City Transitional Finance Authority Future Tax Secured Revenue	3.780	02/01/26	1,006,020
2,495,000		New York Transportation Development Corp	5.000	01/01/27	2,791,306
5,000,000	g	Oregon State Business Development Commission	6.500	04/01/31	4,932,850
2,500,000		Palm Beach County Solid Waste Authority	2.636	10/01/24	2,398,225
5,500,000		Palm Desert Redevelopment Agency	2.750	10/01/22	5,357,275
6,155,000		Palm Desert Redevelopment Agency	3.000	10/01/23	6,002,971
193

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,690,000		Port of Corpus Christi Authority of Nueces County	2.888%	12/01/21	$1,680,350
2,000,000		Port of Seattle WA	3.471	05/01/31	1,892,100
3,975,000		Public Finance Authority	4.269	07/01/40	3,895,142
1,390,000		Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	1,251,445
1,800,000		Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	1,614,240
3,535,000		Regents of the University of California Medical Center Pooled Revenue	2.859	05/15/30	3,167,572
5,000,000		Rhode Island Convention Center Authority	3.195	05/15/26	4,791,800
3,750,000		Rhode Island Convention Center Authority	3.265	05/15/27	3,575,887
5,000,000		San Jose Redevelopment Agency	3.250	08/01/29	4,698,100
15,000,000		State of California	4.988	04/01/39	15,847,200
2,100,000		State of Colorado	4.047	09/01/38	2,093,007
1,000,000		State of Illinois	4.125	01/01/19	1,002,760
10,000,000		State of Illinois	5.000	02/01/19	10,078,600
500,000		University of California	2.676	05/15/21	493,905
4,500,000		University of California	2.817	05/15/24	4,351,635
7,000,000		University of California	3.063	07/01/25	6,793,500
3,000,000		University of California	3.169	05/15/29	2,801,130
4,420,000		University of California	3.552	05/15/39	4,117,539
6,385,000		Virgin Islands Public Finance Authority	5.000	10/01/21	6,305,188
5,000,000	g	Virgin Islands Water & Power Authority-Electric System	5.500	11/15/18	4,993,150
2,740,000		Virginia Housing Development Authority	3.668	10/01/27	2,744,274
		TOTAL MUNICIPAL BONDS			231,187,015

U.S. TREASURY SECURITIES - 22.8%
15,000,000		United States Treasury Bond	4.500	02/15/36	17,798,438
15,000,000		United States Treasury Bond	4.500	05/15/38	17,997,070
15,000,000		United States Treasury Bond	4.250	05/15/39	17,487,305
30,000,000		United States Treasury Bond	4.375	11/15/39	35,587,500
20,000,000		United States Treasury Bond	4.375	05/15/40	23,757,812
5,000,000		United States Treasury Bond	4.750	02/15/41	6,255,469
12,000,000		United States Treasury Bond	2.500	02/15/46	10,468,125
15,000,000		United States Treasury Bond	2.500	05/15/46	13,074,609
10,675,000		United States Treasury Bond	3.000	05/15/47	10,276,356
24,400,000		United States Treasury Bond	2.750	08/15/47	22,334,578
33,350,000		United States Treasury Bond	3.000	02/15/48	32,081,137
7,970,000		United States Treasury Bond	3.125	05/15/48	7,860,101
59,000,000		United States Treasury Bond	3.000	08/15/48	56,748,320
15,949,200	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/21	15,623,051
45,086,000		United States Treasury Note	1.375	09/30/19	44,518,903
16,000,000		United States Treasury Note	1.750	09/30/19	15,857,500
36,000,000		United States Treasury Note	1.500	11/30/19	35,506,406
20,000,000		United States Treasury Note	1.750	11/30/19	19,784,375
20,000,000		United States Treasury Note	2.250	02/29/20	19,862,500
2,485,000		United States Treasury Note	2.250	03/31/20	2,466,363
895,000		United States Treasury Note	2.375	04/30/20	889,441
510,000		United States Treasury Note	2.625	08/31/20	508,187
32,000,000		United States Treasury Note	1.125	07/31/21	30,481,250
20,000,000		United States Treasury Note	2.125	08/15/21	19,585,156
194

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$20,000,000		United States Treasury Note		2.000%	08/31/21	$19,512,500
37,835,000		United States Treasury Note		2.750	09/15/21	37,693,119
35,000,000		United States Treasury Note		2.125	09/30/21	34,238,477
45,000,000		United States Treasury Note		2.000	12/31/21	43,750,195
52,500,000		United States Treasury Note		1.875	01/31/22	50,789,649
20,000,000		United States Treasury Note		1.750	02/28/22	19,253,125
15,000,000		United States Treasury Note		1.875	02/28/22	14,500,195
50,000,000		United States Treasury Note		1.875	08/31/22	48,062,500
1,600,000		United States Treasury Note		2.000	11/30/22	1,541,750
20,000,000		United States Treasury Note		1.750	01/31/23	19,036,719
10,050,000		United States Treasury Note		2.750	08/31/23	9,962,848
10,000,000		United States Treasury Note		2.875	09/30/23	9,966,406
34,400,000		United States Treasury Note		2.250	12/31/23	33,217,500
22,500,000		United States Treasury Note		2.250	01/31/24	21,708,984
15,000,000		United States Treasury Note		2.125	02/29/24	14,370,703
20,000,000		United States Treasury Note		2.125	03/31/24	19,146,875
20,000,000		United States Treasury Note		2.000	04/30/24	19,003,125
35,000,000		United States Treasury Note		2.500	05/15/24	34,141,406
7,155,000		United States Treasury Note		2.000	05/31/24	6,792,778
7,500,000		United States Treasury Note		2.000	06/30/24	7,114,453
500,000		United States Treasury Note		2.125	07/31/24	477,149
7,840,000		United States Treasury Note		2.750	08/31/25	7,711,681
1,820,000		United States Treasury Note		2.250	11/15/25	1,730,138
5,150,000		United States Treasury Note		2.750	02/15/28	5,022,658
12,375,000		United States Treasury Note		2.875	08/15/28	12,187,441
		TOTAL U.S. TREASURY SECURITIES				967,742,326

		TOTAL GOVERNMENT BONDS				2,058,019,348
		(Cost $2,112,319,790)

STRUCTURED ASSETS - 16.9%

ASSET BACKED - 7.2%
8,960,000		AmeriCredit Automobile Receivables Trust Series - 2014 2 (Class D)		2.570	07/08/20	8,958,369
10,000,000		AmeriCredit Automobile Receivables Trust Series - 2016 3 (Class D)		2.710	09/08/22	9,829,713
4,750,000	g	Anchorage Capital CLO Ltd Series - 2015 7A (Class B2R)		3.300	10/15/27	4,708,984
1,941,192	g	Apollo Aviation Securitization Equity Trust Series - 2018 1A (Class C)		6.413	01/16/38	1,926,483
4,000,000	g,i	Ares XXXIV CLO Ltd Series - 2015 2A (Class BR)	LIBOR 3 M + 1.500%	2.811	07/29/26	3,999,724
898,270	i	Asset Backed Securities Corp Home Equity Loan Trust Series - 2005 HE1 (Class M1)	LIBOR 1 M + 0.750%	2.966	03/25/35	901,588
5,000,000	g,i	Atrium XI Series - 2017 11A (Class BR)	LIBOR 3 M + 1.500%	2.632	10/23/25	4,998,042
3,000,000	g	Avis Budget Rental Car Funding AESOP LLC Series - 2016 1A (Class B)		3.780	06/20/22	2,990,865
5,000,000	g	Avis Budget Rental Car Funding AESOP LLC Series - 2016 2A (Class B)		3.360	11/20/22	4,894,850
195

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$3,500,000	g	Avis Budget Rental Car Funding AESOP LLC Series - 2016 2A (Class C)		4.830%	11/20/22	$3,528,395
8,500,000	g	Avis Budget Rental Car Funding AESOP LLC Series - 2017 2A (Class A)		2.970	03/20/24	8,238,997
648,338	i	Bear Stearns Asset Backed Securities Trust Series - 2005 SD3 (Class 1A)	LIBOR 1 M + 0.490%	2.706	07/25/35	646,948
788,108	i	Bear Stearns Asset Backed Securities Trust Series - 2006 EC2 (Class M1)	LIBOR 1 M + 0.600%	2.816	02/25/36	788,568
2,000,000	g	Bowman Park CLO Ltd Series - 2014 1A (Class B2R)		3.545	11/23/25	1,999,650
1,100,000		Capital Auto Receivables Asset Trust Series - 2015 2 (Class D)		3.160	11/20/20	1,101,591
2,250,000		Capital Auto Receivables Asset Trust Series - 2016 2 (Class C)		2.420	06/21/21	2,229,817
3,000,000		Capital Auto Receivables Asset Trust Series - 2016 2 (Class D)		3.160	11/20/23	2,992,503
5,000,000	g	Capital Automotive REIT Series - 2014 1A (Class A)		3.660	10/15/44	4,923,710
4,929,167	g	Capital Automotive REIT Series - 2017 1A (Class A1)		3.870	04/15/47	4,870,038
1,815,633	i	C-BASS Trust Series - 2006 CB6 (Class A1)	LIBOR 1 M + 0.080%	2.296	07/25/36	1,787,096
6,451,318	†,g,i	CBRE Realty Finance Series - 2007 1A (Class A2)	LIBOR 3 M + 0.300%	2.639	04/07/52	352,707
547,619	g	CCR, Inc Series - 2012 CA (Class C)		4.750	07/10/22	544,196
34,456		Centex Home Equity Series - 2002 A (Class AF6)		5.540	01/25/32	34,729
40,734		Countrywide Asset-Backed Certificates Series - 2002 S4 (Class A5) (Step bond)		5.216	10/25/27	41,265
7,237,500	g	DB Master Finance LLC Series - 2015 1A (Class A2II)		3.980	02/20/45	7,238,513
4,962,500	g	DB Master Finance LLC Series - 2017 1A (Class A2I)		3.629	11/20/47	4,835,361
7,325,254	g	Diamond Resorts Owner Trust Series - 2018 1 (Class A)		3.700	01/21/31	7,288,882
1,953,401	g	Diamond Resorts Owner Trust Series - 2018 1 (Class D)		5.900	01/21/31	1,952,307
2,970,000	g,i	Domino’s Pizza Master Issuer LLC Series - 2017 1A (Class A2I)	LIBOR 3 M + 1.250%	2.551	07/25/47	2,978,049
4,950,000	g	Domino’s Pizza Master Issuer LLC Series - 2017 1A (Class A23)		4.118	07/25/47	4,868,275
1,596,000	g	Domino’s Pizza Master Issuer LLC Series - 2018 1A (Class A2I)		4.116	07/25/48	1,585,961
4,100,000	g,i	Galaxy XIX CLO Ltd Series - 2015 19A (Class A1R)	LIBOR 3 M + 1.220%	2.585	07/24/30	4,105,428
822,083	g	HERO Funding Trust Series - 2017 2A (Class A1)		3.280	09/20/48	804,700
1,644,167	g	HERO Funding Trust Series - 2017 2A (Class A2)		4.070	09/20/48	1,653,919
2,339,472	†,g	HERO Residual Funding Series - 2016 1R (Class A1)		4.500	09/21/42	2,327,775
4,000,000	g	Hertz Vehicle Financing LLC Series - 2016 1A (Class A)		2.320	03/25/20	3,988,899
196

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$6,000,000	g	Hertz Vehicle Financing LLC Series - 2016 3A (Class B)		3.110%	07/25/20	$5,979,107
2,000,000	g	Hertz Vehicle Financing LLC Series - 2016 3A (Class C)		4.430	07/25/20	2,005,633
10,000,000	g	Hertz Vehicle Financing LLC Series - 2018 3A (Class A)		4.030	07/25/24	9,991,211
1,925,010	g	Hilton Grand Vacations Trust Series - 2017 AA (Class A)		2.660	12/26/28	1,888,470
3,208,350	g,i	Hilton Grand Vacations Trust Series - 2017 AA (Class B)		2.960	12/26/28	3,126,598
2,270,000	g,i	Hilton Grand Vacations Trust Series - 2018 AA (Class C)		4.000	02/25/32	2,266,372
523,838	i	Home Equity Mortgage Loan Asset-Backed Trust Series - 2005 C (Class AII3)	LIBOR 1 M + 0.370%	2.586	10/25/35	523,850
230,363	i	MASTR Asset Backed Securities Trust Series - 2005 HE2 (Class M1)	LIBOR 1 M + 0.675%	2.891	10/25/35	230,460
810,695		MASTR Asset Backed Securities Trust Series - 2005 AB1 (Class A4) (Step bond)		5.648	11/25/35	793,826
2,758,727	g	Mosaic Solar Loans LLC Series - 2017 2A (Class A)		3.820	06/22/43	2,715,569
1,327,973	g	MVW Owner Trust Series - 2015 1A (Class A)		2.520	12/20/32	1,300,037
1,851,832	g	MVW Owner Trust Series - 2016 1A (Class B)		2.640	12/20/33	1,804,779
2,757,016	g	MVW Owner Trust Series - 2017 1A (Class A)		2.420	12/20/34	2,667,201
4,067,826	g	MVW Owner Trust Series - 2018 1A (Class C)		3.900	01/21/36	4,047,440
2,138,986	i	NovaStar Mortgage Funding Trust Series - 2003 2 (Class M1)	LIBOR 1 M + 1.125%	1.650	09/25/33	2,147,362
766,255		Oakwood Mortgage Investors, Inc Series - 2002 C (Class A1)		5.410	11/15/32	789,036
5,000,000	g	Octagon Investment Partners 38 Ltd Series - 2018 1A (Class A3B)		0.000	07/20/30	4,991,058
352,178	g,i	Orange Lake Timeshare Trust Series - 2014 AA (Class B)		3.030	07/09/29	345,281
1,619,076	g	Orange Lake Timeshare Trust Series - 2018 A (Class A)		3.100	11/08/30	1,595,369
4,250,000	g	Planet Fitness Master Issuer LLC Series - 2018 1A (Class A2I)		4.262	09/05/48	4,241,287
2,500,000	g	Planet Fitness Master Issuer LLC Series - 2018 1A (Class A2II)		4.666	09/05/48	2,474,550
1,200,000	g	Pretium Mortgage Credit Partners I LLC Series - 2018 NPL2 (Class A2) (Step bond)		5.000	03/27/33	1,190,241
3,500,000		PSNH Funding LLC Series - 2018 1 (Class A2)		3.506	08/01/28	3,485,410
4,000,000		Santander Drive Auto Receivables Trust Series - 2016 2 (Class C)		2.660	11/15/21	3,990,159
469,962		Santander Drive Auto Receivables Trust Series - 2015 5 (Class C)		2.740	12/15/21	469,893
197

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$5,000,000		Santander Drive Auto Receivables Trust Series - 2016 1 (Class C)		3.090%	04/15/22	$5,006,891
3,800,000		Santander Drive Auto Receivables Trust Series - 2016 2 (Class D)		3.390	04/15/22	3,801,574
186,782		Saxon Asset Securities Trust Series - 2002 2 (Class AF6) (Step bond)		6.120	11/25/30	192,959
183,764	i	Securitized Asset Backed Receivables LLC Series - 2005 OP2 (Class A2C)	LIBOR 1 M + 0.320%	2.536	10/25/35	183,758
4,002,746	g	Sierra Receivables Funding Co LLC Series - 2017 1A (Class B)		3.200	03/20/34	3,910,121
434,819	g	Sierra Timeshare Receivables Funding LLC Series - 2015 2A (Class A)		2.430	06/20/32	430,632
1,719,272	g	Sierra Timeshare Receivables Funding LLC Series - 2015 3A (Class A)		2.580	09/20/32	1,693,419
2,406,106	g	Sierra Timeshare Receivables Funding LLC Series - 2015 3A (Class B)		3.080	09/20/32	2,381,247
1,443,857	g	Sierra Timeshare Receivables Funding LLC Series - 2016 2A (Class A)		2.330	07/20/33	1,415,748
2,887,713	g	Sierra Timeshare Receivables Funding LLC Series - 2016 2A (Class B)		2.780	07/20/33	2,839,266
3,413,340	g	Sierra Timeshare Receivables Funding LLC Series - 2018 2A (Class B)		3.650	06/20/35	3,400,956
1,650,000	g	SoFi Professional Loan Program LLC Series - 2017 C (Class A2B)		2.630	07/25/40	1,597,998
548,429	g	SolarCity LMC Series - 2013 1 (Class A)		4.800	11/20/38	551,372
711,991	g	SolarCity LMC Series - 2014 1 (Class A)		4.590	04/20/44	712,809
1,199,301	g	SolarCity LMC Series - 2014 2 (Class A)		4.020	07/20/44	1,175,268
10,853,220	g	SpringCastle America Funding LLC Series - 2016 AA (Class A)		3.050	04/25/29	10,805,428
8,300,000	g	SpringCastle America Funding LLC Series - 2016 AA (Class B)		4.100	10/25/33	8,166,099
1,273,740	i	Structured Asset Securities Corp Mortgage Loan Trust Series - 2005 7XS (Class 2A1A)	LIBOR 1 M + 1.500%	3.604	04/25/35	1,246,578
3,500,000		Synchrony Credit Card Master Note Trust Series - 2017 2 (Class A)		2.620	10/15/25	3,392,660
7,880,000	g	Taco Bell Funding LLC Series - 2016 1A (Class A2I)		3.832	05/25/46	7,879,685
7,461,375	g	Taco Bell Funding LLC Series - 2016 1A (Class A23)		4.970	05/25/46	7,676,785
7,400,903	g	TES LLC Series - 2017 1A (Class A)		4.330	10/20/47	7,228,208
2,500,000	g	TES LLC Series - 2017 1A (Class B)		7.740	10/20/47	2,518,427
8,595,238	g	Thunderbolt Aircraft Lease Ltd Series - 2017 A (Class A) (Step bond)		4.212	05/17/32	8,614,807
1,922,619	g	Thunderbolt Aircraft Lease Ltd Series - 2017 A (Class C)		4.500	05/17/32	1,828,923
2,000,000	g	VOLT LIX LLC Series - 2017 NPL6 (Class A2) (Step bond)		5.375	05/25/47	1,997,497
198

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,564,784	g	VOLT LX LLC Series - 2017 NPL7 (Class A1) (Step bond)		3.250%	06/25/47	$1,554,387
3,500,000	g	VOLT LX LLC Series - 2017 NPL7 (Class A2) (Step bond)		5.375	06/25/47	3,495,139
3,654,001	g	VOLT LXII LLC Series - 2017 NPL9 (Class A1) (Step bond)		3.125	09/25/47	3,610,361
708,632	g	VOLT LXV LLC Series - 2018 NPL1 (Class A1) (Step bond)		3.750	04/25/48	706,473
232,362	g	Wachovia Amortization Controlled Heloc NIM Series - 2006 N1 (Class N1)		5.683	08/12/47	227,648
15,782	g,i	Wachovia Loan Trust Series - 2005 SD1 (Class A)	LIBOR 1 M + 0.360%	2.576	05/25/35	15,773
8,932,500	g	Wendys Funding LLC Series - 2018 1A (Class A2I)		3.573	03/15/48	8,594,851
7,940,000	g	Wendys Funding LLC Series - 2018 1A (Class A2II)		3.884	03/15/48	7,621,528
		TOTAL ASSET BACKED				302,452,371

OTHER MORTGAGE BACKED - 9.7%
10,000,000	g,i	20 TSQ GroundCo LLC Series - 2018 20TS (Class D)		3.203	05/15/35	9,481,727
2,037,262	i	American Home Mortgage Investment Trust Series - 2004 3 (Class 4A)	LIBOR 6 M + 1.500%	4.031	10/25/34	2,016,708
10,400,000		Banc of America Commercial Mortgage Trust Series - 2016 UB10 (Class ASB)		3.019	07/15/49	10,142,291
229,648	g,i	Banc of America Commercial Mortgage Trust Series - 2007 4 (Class E)		5.928	02/10/51	232,714
6,000,000	g,i	Banc of America Commercial Mortgage Trust Series - 2007 5 (Class B)		6.038	02/10/51	2,248,200
5,384,956	i	Banc of America Commercial Mortgage Trust Series - 2007 5 (Class AJ)		6.235	02/10/51	5,513,495
5,000,000	g,i	BBCMS Trust Series - 2018 CHRS (Class E)		4.409	08/05/38	4,316,611
4,500,000		CD Mortgage Trust Series - 2016 CD1 (Class ASB)		2.622	08/10/49	4,291,053
5,000,000	i	CFCRE Commercial Mortgage Trust Series - 2016 C6 (Class AM)		3.502	11/10/49	4,814,571
286,625		Citicorp Mortgage Securities, Inc Series - 2005 4 (Class 1A7)		5.500	07/25/35	279,481
6,000,000		Citigroup Commercial Mortgage Trust Series - 2015 GC29 (Class A4)		3.192	04/10/48	5,848,850
10,000,000		Citigroup Commercial Mortgage Trust Series - 2016 C1 (Class AAB)		3.003	05/10/49	9,731,532
6,925,032	i	COBALT CMBS Commercial Mortgage Trust Series - 2007 C3 (Class AJ)		6.015	05/15/46	7,047,466
20,000,000	g	COMM Mortgage Trust Series - 2012 CR2 (Class A3)		2.841	08/15/45	19,626,986
925,000	g,i	COMM Mortgage Trust Series - 2013 CR10 (Class B)		4.972	08/10/46	958,355
7,000,000		COMM Mortgage Trust Series - 2014 CR18 (Class A5)		3.828	07/15/47	7,088,817
2,700,000		COMM Mortgage Trust Series - 2014 LC17 (Class A5)		3.917	10/10/47	2,742,759
199

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$9,044,000		COMM Mortgage Trust Series - 2016 COR1 (Class ASB)		2.972%	10/10/49	$8,763,720
10,000,000		COMM Mortgage Trust Series - 2018 COR3 (Class ASB)		4.181	05/10/51	10,205,736
7,063,242	i	Connecticut Avenue Securities Series - 2014 C03 (Class 1M2)	LIBOR 1 M + 3.000%	5.216	07/25/24	7,572,591
1,721,094	i	Connecticut Avenue Securities Series - 2017 C03 (Class 1M1)	LIBOR 1 M + 0.950%	3.166	10/25/29	1,731,691
6,761,752	i	Connecticut Avenue Securities Series - 2017 C04 (Class 2M1)	LIBOR 1 M + 0.850%	3.066	11/25/29	6,785,105
16,385	i	Connecticut Avenue Securities Series - 2017 C06 (Class 1M1)	LIBOR 1 M + 0.750%	2.966	02/25/30	16,417
4,943,118	i	Connecticut Avenue Securities Series - 2018 C01 (Class 1M1)	LIBOR 1 M + 0.600%	2.816	07/25/30	4,949,798
6,234,166	i	Connecticut Avenue Securities Series - 2018 C03 (Class 1M1)	LIBOR 1 M + 0.680%	2.896	10/25/30	6,244,929
109,551	i	Connecticut Avenue Securities Series - 2018 C04 (Class 2M1)	LIBOR 1 M + 0.750%	2.966	12/25/30	109,713
3,848,827	i	Connecticut Avenue Securities Series - 2018 C05 (Class 1M1)	LIBOR 1 M + 0.720%	2.936	01/25/31	3,855,782
363,909		Countrywide Alternative Loan Trust Series - 2005 6CB (Class 2A1)		5.000	04/25/20	358,599
658,213	i	Countrywide Alternative Loan Trust Series - 2005 24 (Class 4A1)	LIBOR 1 M + 0.230%	2.395	07/20/35	650,924
648,809	i	Countrywide Home Loan Mortgage Pass Through Trust Series - 2004 HYB6 (Class A2)		3.975	11/20/34	661,634
83,054		Countrywide Home Loan Mortgage Pass Through Trust Series - 2005 17 (Class 1A10)		5.250	09/25/35	80,876
4,000,000		DBJPM Series - 2016 C1 (Class AM)		3.539	05/10/49	3,904,122
2,083,000	g,i	DBUBS Mortgage Trust Series - 2011 LC3A (Class B)		5.516	08/10/44	2,151,087
3,836,437	g,i	Flagstar Mortgage Trust Series - 2017 1 (Class 1A5)		3.500	03/25/47	3,767,500
6,884,678	g,i	Flagstar Mortgage Trust Series - 2018 3INV (Class A3)		4.000	05/25/48	6,849,437
1,500,000	g,i	Flagstar Mortgage Trust Series - 2018 5 (Class A11)		4.000	09/25/48	1,478,965
3,708,811	i	GE Capital Commercial Mortgage Corp Series - 2005 C4 (Class AJ)		5.939	11/10/45	3,745,900
14,346,000	i	GS Mortgage Securities Corp II Series - 2018 GS9 (Class AAB)		3.978	03/10/51	14,548,521
693,200		GSR Mortgage Loan Trust Series - 2005 1F (Class 3A3)		6.000	01/25/35	707,787
2,792,435	i	HarborView Mortgage Loan Trust Series - 2005 11 (Class 2A1A)	LIBOR 1 M + 0.620%	2.788	08/19/45	2,784,416
168,068	i	Impac CMB Trust Series - 2004 11 (Class 2A1)	LIBOR 1 M + 0.660%	2.876	03/25/35	164,697
1,700,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust Series - 2013 C13 (Class D)		4.125	01/15/46	1,646,348
200

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$310,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust Series - 2011 C4 (Class C)		5.583%	07/15/46	$322,387
10,000,000		JP Morgan Chase Commercial Mortgage Securities Trust Series - 2016 JP2 (Class ASB)		2.713	08/15/49	9,621,660
13,721,239	i	JP Morgan Mortgage Acquisition Trust Series - 2007 CH5 (Class A1)	LIBOR 1 M + 0.160%	2.376	06/25/37	13,462,448
955,530	i	JP Morgan Mortgage Trust Series - 2006 A2 (Class 5A3)		3.978	11/25/33	977,160
2,675,000	g,i	JP Morgan Mortgage Trust Series - 2018 9 (Class A13)		4.000	09/25/40	2,640,832
514,880	g,i	JP Morgan Mortgage Trust Series - 0 3 (Class A19)		3.500	05/25/45	495,411
909,513	g,i	JP Morgan Mortgage Trust Series - 0 6 (Class A13)		3.500	10/25/45	875,123
1,047,729	g,i	JP Morgan Mortgage Trust Series - 0 1 (Class A13)		3.500	05/25/46	1,007,458
9,276,495	g,i	JP Morgan Mortgage Trust Series - 2017 1 (Class A3)		3.500	01/25/47	9,120,242
639,537	g,i	JP Morgan Mortgage Trust Series - 2017 2 (Class A13)		3.500	05/25/47	621,451
12,497,691	g,i	JP Morgan Mortgage Trust Series - 2017 2 (Class A3)		3.500	05/25/47	12,126,047
1,187,415	g,i	JP Morgan Mortgage Trust Series - 2017 3 (Class 1A5)		3.500	08/25/47	1,169,076
7,925,471	g,i	JP Morgan Mortgage Trust Series - 2017 6 (Class A6)		3.000	12/25/48	7,669,129
9,412,003	g,i	JP Morgan Mortgage Trust Series - 2018 6 (Class 1A3)		3.500	12/25/48	9,260,526
1,987,572	g,i	JP Morgan Mortgage Trust Series - 2018 8 (Class A13)		4.000	01/25/49	1,962,185
1,000,000		JPMBB Commercial Mortgage Securities Trust Series - 2014 C23 (Class ASB)		3.657	09/15/47	1,008,650
5,000,000		JPMBB Commercial Mortgage Securities Trust Series - 0 C27 (Class AS)		3.634	02/15/48	4,918,567
1,000,000	i	JPMBB Commercial Mortgage Securities Trust Series - 2015 C27 (Class C)		4.483	02/15/48	978,835
5,450,000		JPMBB Commercial Mortgage Securities Trust Series - 2015 C28 (Class A4)		3.227	10/15/48	5,304,361
10,000,000		JPMBB Commercial Mortgage Securities Trust Series - 2016 C1 (Class A5)		3.576	03/15/49	9,880,912
752,179		Lehman Mortgage Trust Series - 2005 1 (Class 2A4)		5.500	11/25/35	711,260
4,763,036	i	ML-CFC Commercial Mortgage Trust Series - 2007 6 (Class AM)		5.526	03/12/51	4,784,495
1,958,079	g	Morgan Stanley Bank of America Merrill Lynch Trust Series - 2014 C19 (Class LNC3)		4.750	12/15/46	1,959,203
201

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$15,262,000		Morgan Stanley Bank of America Merrill Lynch Trust Series - 2015 C20 (Class A4)		3.249%	02/15/48	$14,843,786
925,000		Morgan Stanley Bank of America Merrill Lynch Trust Series - 2015 C20 (Class B)		4.160	02/15/48	917,183
3,149,500	i	Morgan Stanley Capital I Trust Series - 2005 WMC2 (Class M3)	LIBOR 1 M + 0.705%	2.921	02/25/35	3,144,901
1,206,040	i	Morgan Stanley Capital I Trust Series - 2006 HQ10 (Class AJ)		5.389	11/12/41	1,200,758
2,139,481	i	Morgan Stanley Capital I Trust Series - 2007 IQ15 (Class AJ)		6.328	06/11/49	2,158,456
10,000,000		Morgan Stanley Capital I Trust Series - 2016 UB11 (Class ASB)		2.606	08/15/49	9,507,537
1,906,057	i	Morgan Stanley Capital I Trust Series - 2007 IQ16 (Class AJFX)		6.358	12/12/49	1,443,018
1,759,734	i	Option One Mortgage Loan Trust Series - 2004 2 (Class M1)	LIBOR 1 M + 0.795%	3.011	05/25/34	1,712,891
10,968,470	g,i	Sequoia Mortgage Trust Series - 2016 3 (Class A10)		3.500	11/25/46	10,833,075
4,461,305	g,i	Sequoia Mortgage Trust Series - 2017 1 (Class A4)		3.500	02/25/47	4,404,004
3,267,818	g,i	Sequoia Mortgage Trust Series - 2017 2 (Class A19)		3.500	02/25/47	3,146,297
12,254,941	g,i	Sequoia Mortgage Trust Series - 2017 3 (Class A4)		3.500	04/25/47	12,123,887
12,731,877	g,i	Sequoia Mortgage Trust Series - 2017 5 (Class A4)		3.500	08/25/47	12,535,246
1,514,530	g,i	Sequoia Mortgage Trust Series - 2018 CH2 (Class A21)		4.000	06/25/48	1,508,783
2,116,675	g,i	Sequoia Mortgage Trust Series - 0 6 (Class A4)		4.000	07/25/48	2,124,861
822,422	i	Shellpoint Co-Originator Trust Series - 0 1 (Class 1A10)		3.500	11/21/46	809,391
4,151,003	g,i	Shellpoint Co-Originator Trust Series - 2017 1 (Class A4)		3.500	04/25/47	4,081,602
625,031	i	Structured Adjustable Rate Mortgage Loan Trust Series - 2005 16XS (Class A1)	LIBOR 1 M + 0.340%	2.556	08/25/35	624,821
205,477	i	Structured Agency Credit Risk Debt Note (STACR) Series - 2017 DNA1 (Class M1)	LIBOR 1 M + 1.200%	3.416	07/25/29	207,270
3,054,886	i	Structured Agency Credit Risk Debt Note (STACR) Series - 2017 DNA2 (Class M1)	LIBOR 1 M + 1.200%	3.416	10/25/29	3,088,729
1,399,160	i	Structured Agency Credit Risk Debt Note (STACR) Series - 2017 HQA2 (Class M1)	LIBOR 1 M + 0.800%	1.959	12/25/29	1,402,431
1,735,666	g,i	Structured Agency Credit Risk Debt Note (STACR) Series - 2018 SPI2 (Class M1)		3.820	05/25/48	1,734,651
3,850,000	g,i	Structured Agency Credit Risk Debt Note (STACR) Series - 2018 SPI3 (Class M1)		4.168	08/25/48	3,863,248
202

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,445,270	g	VSE VOI Mortgage LLC Series - 2018 A (Class C)	4.020%	02/20/36	$3,435,457
120,376	i	Wachovia Bank Commercial Mortgage Trust Series - 2007 C30 (Class AJ)	5.413	12/15/43	120,940
3,595,381	i	Wachovia Bank Commercial Mortgage Trust Series - 2007 C34 (Class AJ)	6.343	05/15/46	3,655,963
100,000	i	Wachovia Bank Commercial Mortgage Trust Series - 2007 C34 (Class C)	6.418	05/15/46	102,154
3,000,000	i	Wachovia Bank Commercial Mortgage Trust Series - 2007 C34 (Class B)	6.418	05/15/46	3,052,590
1,351,932	i	Wachovia Bank Commercial Mortgage Trust Series - 2007 C32 (Class AJ)	6.057	06/15/49	1,365,452
9,027,000		WFRBS Commercial Mortgage Trust Series - 2014 C24 (Class A5)	3.607	11/15/47	8,982,705
		TOTAL OTHER MORTGAGE BACKED			409,127,416

		TOTAL STRUCTURED ASSETS			711,579,787
		(Cost $727,284,473)

		TOTAL BONDS			4,044,778,498
		(Cost $4,148,847,040)

SHARES		COMPANY
COMMON STOCKS - 0.1%

ENERGY - 0.1%
39,533	*	Gulfmark Offshore, Inc			1,474,581
24,259	*,m	Gulfmark Offshore, Inc			904,861
38,800	*	Peabody Energy Corp			1,382,832
		TOTAL ENERGY			3,762,274
		TOTAL COMMON STOCKS			3,762,274
		(Cost $1,863,398)

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
9,625		Gulfmark Offshore, Inc			346,500
3,352		Gulfmark Offshore, Inc			120,672
		TOTAL ENERGY			467,172
		TOTAL RIGHTS / WARRANTS			467,172
		(Cost $270,181)
203

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 0.1%

TREASURY DEBT - 0.1%
EGP	72,300,000	j	Egypt Treasury Bills	0.000%	02/26/19	$3,740,726
			TOTAL TREASURY DEBT			3,740,726

			TOTAL SHORT-TERM INVESTMENTS			3,740,726
			(Cost $3,754,873)

			TOTAL INVESTMENTS - 98.5%			4,155,169,303
			(Cost $4,258,631,101)
			OTHER ASSETS & LIABILITIES, NET - 1.5%			65,153,494
			NET ASSETS - 100.0%			$4,220,322,797

Abbreviation(s):
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
LKR	Sri Lankan Rupee
M	Month
REIT	Real Estate Investment Trust
UYU	Uruguayan Peso

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2018, the aggregate value of these securities was $874,422,451 or 20.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond
q	In default
204

TIAA-CREF FUNDS - Bond Plus Fund

Bilateral cross currency swap contracts outstanding as of September 30, 2018 were as follows (see Note 3):

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount		Value	Upfront receipts (payments)	Unrealized appreciation (depreciation)
USD		Fixed semi-annual 1.940%	JP Morgan Chase Bank, N.A.	4/15/19	USD	20,664,870	$463,501	$(83,602)	$547,103
JPY	Fixed semi-annual 0.100%				JPY	2,300,000,000

Abbreviation(s):
JPY	Japanese Yen
USD	United States Dollar

Centrally cleared credit default swap contracts outstanding as of September 30, 2018 were as follows (see Note 3):

Purchased

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount(1)	Variation margin	Unrealized appreciation (depreciation)
CDX-NAHYS30V1-5 Year Index	5.000%	Credit event as specified in contract	Goldman Sachs	06/20/23	$15,000,000	$ (16,606)	$ (248,989)
CDX-NAHYS30V1-5 Year Index	5.000	Credit event as specified in contract	Goldman Sachs	06/20/23	15,000,000	(16,606)	(255,450)
CDX-NAHYS30V1-5 Year Index	5.000	Credit event as specified in contract	Goldman Sachs	06/20/23	15,000,000	(16,606)	(236,177)
CDX-NAHYS30V1-5 Year Index	5.000	Credit event as specified in contract	Goldman Sachs	06/20/23	10,000,000	(11,071)	(93,888)
CDX-NAHYS30V1-5 Year Index	5.000	Credit event as specified in contract	Goldman Sachs	06/20/23	10,000,000	(11,071)	(94,133)
CDX-NAHYS30V1-5 Year Index	5.000	Credit event as specified in contract	Goldman Sachs	06/20/23	20,000,000	(22,141)	(152,256)
CDX-NAHYS30V1-5 Year Index	5.000	Credit event as specified in contract	Goldman Sachs	06/20/23	10,000,000	(11,071)	(57,439)
CDX-NAHYS30V1-5 Year Index	5.000	Credit event as specified in contract	Citigroup Global Markets	06/20/23	15,000,000	(16,606)	(89,141)
CDX-NAHYS30V1-5 Year Index	5.000	Credit event as specified in contract	Cititgroup Global Markets	06/20/23	25,000,000	(13,559)	(119,157)
Total						$(135,337)	$(1,346,630)

Sold

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount(1)	Variation margin	Unrealized appreciation (depreciation)
CDX-NAHYS30V1-5 Year Index	Credit event as specified in contract	5.000%	Goldman Sachs	6/20/23	$15,000,000	$ 16,606	$ 230,540
CDX-NAHYS30V1-5 Year Index	Credit event as specified in contract	5.000	Goldman Sachs	6/20/23	20,000,000	10,847	228,547
Total						$ 27,453	$ 459,087
Totals						$(107,884)	$ (887,543)

(1) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

205

TIAA-CREF FUNDS - 5–15 Year Laddered Tax-Exempt Bond Fund

TIAA-CREF FUNDS

5-15 YEAR LADDERED TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2018

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
LONG-TERM MUNICIPAL BONDS - 96.8%

ALABAMA - 1.4%
$500,000		City of Birmingham AL	5.000%	12/01/29	$581,965
500,000		City of Birmingham AL	5.000	12/01/30	579,695
2,395,000		University of South Alabama	5.000	11/01/31	2,716,170
		TOTAL ALABAMA			3,877,830

ALASKA - 1.7%
840,000		Alaska Industrial Development & Export Authority	5.000	01/01/23	907,880
500,000		Alaska Municipal Bond Bank Authority	5.000	12/01/31	552,090
2,570,000		Borough of Matanuska-Susitna AK	5.000	09/01/25	2,924,840
		TOTAL ALASKA			4,384,810

ARIZONA - 0.3%
200,000		City of Phoenix Civic Improvement Corp	5.000	07/01/24	226,490
200,000		City of Phoenix Civic Improvement Corp	5.000	07/01/25	229,656
190,000		Pinal County Electric District No 3	5.000	07/01/33	213,294
		TOTAL ARIZONA			669,440

ARKANSAS - 0.4%
1,000,000		City of Fort Smith AR Water & Sewer Revenue	5.000	10/01/32	1,146,520
		TOTAL ARKANSAS			1,146,520

CALIFORNIA - 6.2%
365,000		California Educational Facilities Authority	5.000	12/01/29	426,440
1,510,000		California Health Facilities Financing Authority	5.000	09/01/33	1,707,765
715,000	g	California School Finance Authority	5.000	08/01/25	787,837
225,000	g	California Statewide Communities Development Authority	5.000	12/01/28	251,482
2,000,000		City of Los Angeles Department of Airports	5.000	05/15/27	2,297,000
1,715,000		Elk Grove Finance Authority	5.000	09/01/30	1,903,942
1,250,000		Golden State Tobacco Securitization Corp	5.000	06/01/47	1,279,300
700,000		Kern County Water Agency Improvement District No 4	5.000	05/01/24	803,579
450,000		Palmdale Community Redevelopment Agency	5.000	09/01/25	523,188
550,000		Palmdale Community Redevelopment Agency	5.000	09/01/26	647,730
415,000		Palmdale Community Redevelopment Agency	5.000	09/01/31	477,806
1,000,000		Port of Oakland	5.000	11/01/21	1,074,890
750,000		San Diego Public Facilities Financing Authority	5.000	10/15/31	859,860
800,000		San Francisco City & County Redevelopment Agency	5.000	08/01/25	924,840
500,000		Santee CDC Successor Agency	5.000	08/01/27	585,665
206

TIAA-CREF FUNDS - 5–15 Year Laddered Tax-Exempt Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	State of California	5.000%	09/01/24	$1,153,860
	TOTAL CALIFORNIA			15,705,184

COLORADO - 3.0%
1,500,000	City & County of Denver CO Airport System Revenue	5.000	11/15/30	1,696,830
1,000,000	City & County of Denver CO Airport System Revenue	5.000	12/01/32	1,134,640
2,155,000	Colorado Health Facilities Authority	5.000	01/01/32	2,227,149
250,000	Colorado Health Facilities Authority	5.000	12/01/41	273,950
310,000	Denver Health & Hospital Authority	5.000	12/01/28	347,494
1,000,000	Denver Urban Renewal Authority	5.000	12/01/24	1,140,120
470,000	Eagle County Airport Terminal Corp	4.000	05/01/24	500,696
580,000	Park Creek Metropolitan District	5.000	12/01/23	644,467
	TOTAL COLORADO			7,965,346

CONNECTICUT - 2.8%
1,180,000	Capital Region Development Authority	5.000	06/15/29	1,322,438
765,000	Capital Region Development Authority	5.000	06/15/33	844,101
1,250,000	City of New Haven CT	5.000	08/15/24	1,412,288
495,000	Connecticut State Health & Educational Facility Authority	5.000	07/01/27	569,007
350,000	Connecticut State Health & Educational Facility Authority	5.000	07/01/32	394,586
350,000	Connecticut State Health & Educational Facility Authority	5.000	07/01/33	393,172
2,000,000	University of Connecticut	5.000	03/15/28	2,218,800
	TOTAL CONNECTICUT			7,154,392

DISTRICT OF COLUMBIA - 0.4%
955,000	District of Columbia	5.000	04/01/27	1,111,333
	TOTAL DISTRICT OF COLUMBIA			1,111,333

FLORIDA - 4.1%
250,000	County of Broward FL Airport System Revenue	5.000	10/01/27	289,597
250,000	County of Broward FL Airport System Revenue	5.000	10/01/28	287,470
1,100,000	Greater Orlando Aviation Authority	5.000	10/01/26	1,259,599
400,000	Hillsborough County Port District	5.000	06/01/29	455,504
1,000,000	Hillsborough County Port District	5.000	06/01/33	1,119,430
1,225,000	JEA Electric System Revenue	5.000	10/01/21	1,321,371
210,000	Miami-Dade County Educational Facilities Authority	5.000	04/01/28	244,486
1,375,000	Miami-Dade County Expressway Authority	5.000	07/01/31	1,558,700
2,180,000	Port St. Lucie Community Redevelopment Agency	5.000	01/01/26	2,475,673
500,000	School District of Broward County	5.000	07/01/31	564,590
130,000	Volusia County Educational Facility Authority	5.000	10/15/23	144,962
105,000	Volusia County Educational Facility Authority	5.000	10/15/24	118,679
75,000	Volusia County Educational Facility Authority	5.000	10/15/25	85,728
540,000	Volusia County Educational Facility Authority	5.000	10/15/32	610,767
	TOTAL FLORIDA			10,536,556
207

TIAA-CREF FUNDS - 5–15 Year Laddered Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
GEORGIA - 2.2%
$1,000,000		City of Atlanta Department of Aviation	5.000%	01/01/24	$1,130,070
1,000,000		Dahlonega Downtown Development Authority	4.000	07/01/37	1,015,460
1,250,000		Dahlonega Downtown Development Authority	4.000	07/01/38	1,266,537
1,000,000		Dahlonega Downtown Development Authority	5.000	07/01/39	1,111,340
250,000		Georgia Municipal Association, Inc	5.000	12/01/30	286,770
1,000,000		Glynn-Brunswick Memorial Hospital Authority	5.000	08/01/47	1,072,960
		TOTAL GEORGIA			5,883,137

GUAM - 0.2%
200,000		Port Authority of Guam	5.000	07/01/29	221,794
200,000		Port Authority of Guam	5.000	07/01/30	220,414
		TOTAL GUAM			442,208

HAWAII - 0.9%
1,000,000		State of Hawaii Airports System Revenue	5.000	07/01/29	1,153,280
1,000,000		State of Hawaii Airports System Revenue	5.000	07/01/41	1,092,540
		TOTAL HAWAII			2,245,820

ILLINOIS - 15.5%
1,500,000		Chicago Board of Education	5.000	12/01/26	1,566,315
1,500,000		Chicago Board of Education	5.000	12/01/27	1,570,650
2,000,000	g	Chicago Board of Education	2.010	12/01/30	2,000,000
500,000		Chicago Housing Authority	5.000	01/01/33	560,045
2,000,000		Chicago Midway International Airport	5.000	01/01/26	2,246,240
400,000		Chicago O’Hare International Airport	5.000	01/01/22	430,468
750,000		Chicago O’Hare International Airport	5.000	01/01/25	841,650
300,000		Chicago O’Hare International Airport	5.000	01/01/28	340,953
1,000,000		Chicago O’Hare International Airport	5.000	01/01/32	1,088,150
400,000		Chicago Park District	5.000	01/01/23	435,996
1,000,000		Chicago Public Building Commission	5.250	03/01/24	1,099,570
2,085,000		Chicago State University	5.500	12/01/23	2,247,004
1,220,000		Chicago Transit Authority	5.250	12/01/24	1,314,465
1,000,000		Chicago Transit Authority	5.000	06/01/25	1,112,290
1,000,000		City of Chicago IL Motor Fuel Tax Revenue	5.000	01/01/24	1,067,330
500,000		City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/22	537,280
1,500,000		City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/22	1,611,840
1,000,000		City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/23	1,089,990
1,000,000		City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/25	1,110,110
1,000,000		City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/26	1,120,370
1,500,000		City of Chicago IL, GO	5.500	01/01/35	1,600,980
650,000		City of Chicago IL, GO	5.500	01/01/37	691,190
500,000		City of Chicago IL, GO	5.500	01/01/42	529,720
500,000		Cook County School District No 25 Arlington Heights	5.000	12/15/23	558,540
1,750,000		County of Cook IL	5.000	11/15/31	1,944,513
400,000		Illinois Finance Authority	5.000	05/01/21	422,572
500,000		Illinois Finance Authority	5.000	11/01/21	533,305
2,000,000		Metropolitan Water Reclamation District of Greater Chicago	5.000	12/01/30	2,261,360
208

TIAA-CREF FUNDS - 5–15 Year Laddered Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000		Sales Tax Securitization Corp	5.000%	01/01/30	$1,686,450
695,000		State of Illinois	5.000	06/15/24	764,271
2,000,000		State of Illinois	5.000	06/01/28	2,094,460
1,500,000		State of Illinois, GO	5.000	06/15/19	1,527,180
405,000		State of Illinois, GO	6.250	12/15/20	415,676
250,000		Village of Broadview IL	5.000	12/01/28	284,635
200,000		Village of Broadview IL	5.000	12/01/29	226,352
545,000		Village of Broadview IL	5.000	12/01/30	612,684
745,000		Village of Broadview IL	5.000	12/01/33	833,171
		TOTAL ILLINOIS			40,377,775

IOWA - 0.2%
475,000		Iowa Higher Education Loan Authority	5.000	10/01/27	539,396
		TOTAL IOWA			539,396

KENTUCKY - 1.9%
2,000,000		Kentucky Turnpike Authority	5.000	07/01/26	2,318,040
1,250,000		Paducah Electric Plant Board	5.000	10/01/34	1,366,125
1,250,000		Paducah Electric Plant Board	5.000	10/01/35	1,361,600
		TOTAL KENTUCKY			5,045,765

LOUISIANA - 1.5%
750,000		Louisiana Local Government Environmental Facilities & Community Development Auth	5.000	10/01/27	859,867
500,000	h	New Orleans Aviation Board	5.000	10/01/33	563,675
1,250,000		St. Tammany Parish Hospital Service District No	5.000	07/01/33	1,395,988
1,000,000		State of Louisiana	5.000	08/01/26	1,159,030
		TOTAL LOUISIANA			3,978,560

MAINE - 0.3%
750,000	g	Finance Authority of Maine	5.375	12/15/33	768,818
		TOTAL MAINE			768,818

MARYLAND - 0.6%
1,400,000		Maryland Economic Development Corp	5.000	03/31/36	1,514,884
		TOTAL MARYLAND			1,514,884

MASSACHUSETTS - 0.6%
1,040,000		Massachusetts Department of Transportation	5.000	01/01/32	1,073,644
500,000		Massachusetts Development Finance Agency	5.000	12/01/29	577,395
		TOTAL MASSACHUSETTS			1,651,039

MICHIGAN - 3.9%
275,000		Lansing Community College	5.000	05/01/32	299,090
915,000		Lansing Community College	5.000	05/01/32	1,004,725
209

TIAA-CREF FUNDS - 5–15 Year Laddered Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000		Michigan Finance Authority	5.000%	04/01/25	$2,248,360
2,000,000		Michigan Finance Authority	5.000	11/15/28	2,275,480
1,100,000		Michigan Finance Authority	5.000	07/01/35	1,190,090
1,650,000		Michigan Finance Authority	5.000	07/01/44	1,757,613
1,000,000		Michigan Finance Authority, GO	5.000	05/01/20	1,041,180
		TOTAL MICHIGAN			9,816,538

MINNESOTA - 1.3%
1,055,000	h	City of Minneapolis MN	5.000	11/15/33	1,195,315
500,000		Northern Municipal Power Agency	5.000	01/01/26	572,735
500,000		Northern Municipal Power Agency	5.000	01/01/28	561,905
1,000,000		Western Minnesota Municipal Power Agency	5.000	01/01/22	1,088,240
		TOTAL MINNESOTA			3,418,195

MISSISSIPPI - 2.7%
750,000		Mississippi Development Bank	5.000	04/01/23	828,952
1,500,000		Mississippi Development Bank	5.000	03/01/24	1,667,070
750,000		Mississippi Development Bank	5.000	04/01/24	840,015
1,250,000		Mississippi Development Bank	5.000	03/01/25	1,402,600
1,045,000		Mississippi Development Bank	5.000	03/01/26	1,183,724
1,000,000		Mississippi Development Bank	5.000	03/01/35	1,100,610
		TOTAL MISSISSIPPI			7,022,971

MISSOURI - 3.4%
1,225,000		City of Kansas City MO	5.000	10/01/26	1,396,010
1,000,000		City of St. Louis MO Parking Revenue	5.000	12/15/24	1,130,510
1,000,000		City of St. Louis MO Parking Revenue	5.000	12/15/25	1,143,970
1,000,000		City of St. Louis MO Parking Revenue	5.000	12/15/26	1,141,860
1,500,000	g	Kansas City Land Clearance Redevelopment Authority	5.000	02/01/40	1,539,915
450,000		St. Louis Land Clearance for Redevelopment Authority	4.000	06/01/20	459,959
1,745,000		St. Louis Municipal Finance Corp	5.000	02/15/26	1,969,233
		TOTAL MISSOURI			8,781,457

NEBRASKA - 0.7%
250,000		Omaha Airport Authority	5.000	12/15/22	275,198
350,000		Omaha Airport Authority	5.000	12/15/23	390,796
1,050,000		Public Power Generation Agency	5.000	01/01/22	1,135,785
		TOTAL NEBRASKA			1,801,779

NEVADA - 0.7%
1,000,000		Las Vegas Redevelopment Agency	5.000	06/15/26	1,134,390
625,000	g	State of Nevada Department of Business & Industry	6.950	02/15/38	632,037
		TOTAL NEVADA			1,766,427

NEW JERSEY - 2.0%
250,000		New Jersey Economic Development Authority	5.000	06/15/19	254,670
210

TIAA-CREF FUNDS - 5–15 Year Laddered Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$250,000		New Jersey Economic Development Authority	5.000%	06/15/20	$260,773
1,000,000		New Jersey Economic Development Authority	5.000	06/15/27	1,112,440
1,000,000		New Jersey Educational Facilities Authority	5.000	07/01/27	1,149,970
1,000,000		New Jersey Transportation Trust Fund Authority	5.000	06/15/20	1,044,290
1,000,000		New Jersey Transportation Trust Fund Authority	5.000	06/15/29	1,104,720
500,000		South Jersey Port Corp	5.000	01/01/48	532,725
		TOTAL NEW JERSEY			5,459,588

NEW YORK - 5.7%
1,000,000		Brooklyn Arena Local Development Corp	5.000	07/15/25	1,123,240
1,000,000		Brooklyn Arena Local Development Corp	5.000	07/15/26	1,132,720
1,000,000		County of Nassau NY	5.000	10/01/26	1,155,880
1,235,000		Metropolitan Transportation Authority	5.000	11/15/38	1,342,198
375,000		New York Transportation Development Corp	5.000	07/01/30	405,863
1,000,000		New York Transportation Development Corp	5.000	08/01/31	1,038,130
715,000		New York Transportation Development Corp	5.000	01/01/36	778,421
1,660,000		Town of Oyster Bay NY	2.000	02/15/19	1,656,265
2,000,000		Town of Oyster Bay NY	4.000	02/15/20	2,038,200
1,385,000		Troy Capital Resource Corp	5.000	08/01/24	1,559,718
1,230,000		Westchester County Local Development Corp	5.000	11/01/24	1,373,738
1,000,000		Westchester County Local Development Corp	5.000	11/01/25	1,128,070
		TOTAL NEW YORK			14,732,443

NORTH CAROLINA - 2.1%
150,000		City of Charlotte NC Airport Revenue	5.000	07/01/22	163,891
160,000		City of Charlotte NC Airport Revenue	5.000	07/01/23	177,870
100,000		City of Charlotte NC Airport Revenue	5.000	07/01/24	112,789
100,000		City of Charlotte NC Airport Revenue	5.000	07/01/25	114,229
1,355,000		County of Duplin NC	5.000	04/01/27	1,545,499
900,000		North Carolina Medical Care Commission	5.000	10/01/18	900,000
240,000		North Carolina Medical Care Commission	4.000	10/01/19	243,785
2,000,000		North Carolina Medical Care Commission	5.000	06/01/34	2,080,920
200,000		North Carolina Turnpike Authority	5.000	01/01/22	215,884
		TOTAL NORTH CAROLINA			5,554,867

NORTH DAKOTA - 0.4%
1,000,000		North Dakota Housing Finance Agency	2.400	01/01/26	961,790
		TOTAL NORTH DAKOTA			961,790

OHIO - 1.9%
1,200,000		City of Cleveland OH Airport System Revenue	5.000	01/01/24	1,343,496
1,000,000	h	City of Cleveland OH Airport System Revenue	5.000	01/01/27	1,134,100
200,000		City of Cleveland OH Income Tax Revenue	5.000	10/01/27	234,088
250,000		City of Cleveland OH Income Tax Revenue	5.000	10/01/28	292,180
240,000		City of Toledo OH	4.000	12/01/29	252,278
250,000		City of Toledo OH	4.000	12/01/30	261,695
200,000		City of Toledo OH	4.000	12/01/31	208,484
211

TIAA-CREF FUNDS - 5–15 Year Laddered Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Cleveland-Cuyahoga County Port Authority	5.000%	08/01/44	$1,018,980
		TOTAL OHIO			4,745,301

OKLAHOMA - 1.0%
750,000		Oklahoma Development Finance Authority	5.000	08/15/28	850,538
1,500,000		Oklahoma Development Finance Authority	5.250	08/15/48	1,633,695
		TOTAL OKLAHOMA			2,484,233

OREGON - 2.0%
3,000,000	g	Oregon State Business Development Commission	6.500	04/01/31	2,959,710
1,000,000		Oregon State Business Development Commission	11.500	04/01/31	1,082,740
1,000,000		Tri-County Metropolitan Transportation District of Oregon	5.000	10/01/28	1,165,120
		TOTAL OREGON			5,207,570

PENNSYLVANIA - 5.3%
1,100,000		Allegheny County Higher Education Building Authority	5.000	03/01/29	1,238,237
480,000		Borough of Columbia PA	4.000	06/15/38	492,782
250,000		Coatesville School District	4.000	08/01/20	256,572
500,000		Coatesville School District	5.000	08/01/21	532,105
740,000		Coatesville School District	5.000	08/01/25	831,249
2,000,000		Commonwealth of Pennsylvania	5.000	09/15/23	2,228,580
300,000		Commonwealth of Pennsylvania	5.000	07/01/24	333,285
350,000		County of Luzerne PA	5.000	12/15/22	383,226
2,000,000		Pennsylvania Economic Development Financing Authority	5.000	12/31/25	2,237,980
2,500,000		Pennsylvania State University	5.000	03/01/40	2,588,725
1,155,000		State Public School Building Authority	5.000	05/01/25	1,309,689
915,000		Township of Northampton PA	4.000	05/15/33	947,675
		TOTAL PENNSYLVANIA			13,380,105

RHODE ISLAND - 1.0%
825,000		Rhode Island Commerce Corp	5.000	06/15/27	956,002
810,000		Rhode Island Health & Educational Building Corp	4.000	05/15/20	829,148
815,000		Rhode Island Health & Educational Building Corp	5.000	05/15/21	863,982
		TOTAL RHODE ISLAND			2,649,132

SOUTH CAROLINA - 0.1%
250,000		Piedmont Municipal Power Agency	5.000	01/01/24	280,155
		TOTAL SOUTH CAROLINA			280,155

SOUTH DAKOTA - 0.8%
390,000		South Dakota Health & Educational Facilities Authority	5.000	11/01/22	429,663
415,000		South Dakota Health & Educational Facilities Authority	5.000	11/01/23	464,626
500,000		South Dakota Health & Educational Facilities Authority	5.000	11/01/24	567,080
212

TIAA-CREF FUNDS - 5–15 Year Laddered Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$465,000		South Dakota Health & Educational Facilities Authority	5.000%	11/01/25	$533,499
		TOTAL SOUTH DAKOTA			1,994,868

TENNESSEE - 0.9%
350,000		Knox County Health Educational & Housing Facility Board	5.000	04/01/20	361,994
1,025,000		Memphis-Shelby County Airport Authority	5.000	07/01/33	1,154,601
755,000		Tennessee Energy Acquisition Corp	4.000	11/01/49	792,984
		TOTAL TENNESSEE			2,309,579

TEXAS - 7.6%
800,000		Austin Convention Enterprises, Inc	5.000	01/01/22	865,616
400,000		City of Austin TX Airport System Revenue	5.000	11/15/27	462,248
900,000		City of Austin TX Airport System Revenue	5.000	11/15/39	974,268
2,000,000	h	City of El Paso TX Airport Revenue	5.000	08/15/28	2,315,380
1,970,000		City of Houston TX	5.000	03/01/32	2,249,996
1,500,000		City of Lubbock TX	5.000	02/15/25	1,716,645
500,000		County of Galveston TX	4.000	02/01/38	512,455
550,000		Dallas County Utility & Reclamation District	5.000	02/15/26	630,839
425,000		Harris County Cultural Education Facilities Finance Corp	5.000	11/15/22	469,667
1,105,000		Love Field Airport Modernization Corp	5.250	11/01/40	1,162,305
1,000,000		North Texas Tollway Authority	2.000	01/01/23	981,540
420,000		Port Freeport TX	5.000	06/01/28	476,788
825,000		Port Freeport TX	5.000	06/01/29	930,741
865,000		Port Freeport TX	5.000	06/01/30	970,573
935,000		Port Freeport TX	5.000	06/01/32	1,041,001
665,000		Southlake Community Enhancement & Development Corp	5.000	02/15/23	734,845
455,000		Tarrant County Cultural Education Facilities Finance Corp	4.000	11/15/18	455,792
1,545,000		Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/32	1,653,474
1,000,000		University of North Texas	5.000	04/15/27	1,172,630
		TOTAL TEXAS			19,776,803

VIRGIN ISLANDS - 4.1%
2,000,000	g	Virgin Islands Public Finance Authority	5.000	09/01/25	2,143,400
2,500,000	g	Virgin Islands Public Finance Authority	5.000	09/01/33	2,602,100
6,000,000	g	Virgin Islands Water & Power Authority-Electric System	5.500	11/15/18	5,991,780
		TOTAL VIRGIN ISLANDS			10,737,280

VIRGINIA - 0.4%
1,000,000		Virginia Small Business Financing Authority	5.000	07/01/34	1,054,100
		TOTAL VIRGINIA			1,054,100

WASHINGTON - 3.1%
2,705,000		Central Puget Sound Regional Transit Authority	5.250	02/01/21	2,813,903
1,955,000		Energy Northwest	5.000	07/01/23	2,164,107
213

TIAA-CREF FUNDS - 5–15 Year Laddered Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000	h	Pend Oreille County Public Utility District No Box Canyon	5.000%	01/01/29	$1,117,550
2,000,000	g	Tender Option Bond Trust Receipts	1.910	02/01/19	2,000,000
		TOTAL WASHINGTON			8,095,560

WEST VIRGINIA - 1.3%
1,000,000		West Virginia Higher Education Policy Commission	5.000	07/01/27	1,164,530
750,000		West Virginia Hospital Finance Authority	5.000	01/01/29	853,058
1,215,000		West Virginia Hospital Finance Authority	5.000	01/01/30	1,370,739
		TOTAL WEST VIRGINIA			3,388,327

WISCONSIN - 0.2%
500,000		Public Finance Authority	5.000	09/30/49	536,290
		TOTAL WISCONSIN			536,290

		TOTAL LONG-TERM MUNICIPAL BONDS			250,954,171
		(Cost $254,477,213)

		TOTAL INVESTMENTS - 96.8%			250,954,171
		(Cost $254,477,213)
		OTHER ASSETS & LIABILITIES, NET - 3.2%			8,353,499
		NET ASSETS - 100.0%			$259,307,670

Abbreviation(s):
GO	General Obligation

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2018, the aggregate value of these securities was $21,677,079 or 8.4% of net assets.
h	All or portion of these securities were purchased on a delayed delivery basis.
214

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS

HIGH-YIELD FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2018

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 5.7%

AUTOMOBILES & COMPONENTS - 0.2%
$8,568,414	i	Gates Global LLC	LIBOR 1 M + 2.750%	4.990%	04/01/24	$8,616,654
		TOTAL AUTOMOBILES & COMPONENTS				8,616,654

CAPITAL GOODS - 0.1%
1,645,688	i	Proampac PG Borrower LLC	LIBOR 1 and 3 M + 3.500%	5.840	11/20/23	1,650,625
4,466,278	i	Titan Acquisition Ltd	LIBOR 1 M + 3.000%	5.240	03/28/25	4,335,774
		TOTAL CAPITAL GOODS				5,986,399

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
9,982,161	i	ProQuest LLC	LIBOR 1 M + 3.750%	5.990	10/24/21	10,004,022
16,264,860	i	Spin Holdco, Inc	LIBOR 3 M + 3.250%	5.590	11/14/22	16,296,414
745,208	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 7.000%	8.179	05/15/23	730,304
4,254,792	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 7.000%	9.240	05/15/23	4,169,696
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				31,200,436

CONSUMER SERVICES - 1.1%
7,155,420	i	Allied Universal Holdco LLC	LIBOR 3 M + 3.750%	6.140	07/28/22	7,039,144
13,275,000	i	CDS US Intermediate Holdings, Inc	LIBOR 3 M + 8.250%	10.640	07/10/23	12,721,831
9,800,438	i	KUEHG Corp	LIBOR 3 M + 8.250%	6.140	02/21/25	9,841,305
8,800,000	i	KUEHG Corp	LIBOR 3 M + 8.250%	10.580	08/16/25	8,910,000
3,697,109	i	Scientific Games International, Inc	LIBOR 1 and 2 M + 2.750%	5.040	08/14/24	3,690,195
		TOTAL CONSUMER SERVICES				42,202,475

ENERGY - 0.4%
10,845,000	i	California Resources Corp	LIBOR 1 M + 10.375%	12.617	12/31/21	12,015,392
4,850,017	i	Petrochoice Holdings, Inc	LIBOR 2 M + 5.000%	7.200	08/21/22	4,886,392
		TOTAL ENERGY				16,901,784

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
6,175,000	i	Gentiva Health Services, Inc	LIBOR 3 M + 7.000%	9.340	07/02/26	6,329,375
4,197,055	i	Heartland Dental LLC	LIBOR 1 M + 3.750%	5.990	04/30/25	4,197,055
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				10,526,430

INSURANCE - 0.4%
12,419,538	i	Acrisure LLC	LIBOR 3 M + 4.250%	6.590	11/22/23	12,455,803
5,475,000	i	Asurion LLC	LIBOR 1 M + 6.500%	8.740	08/04/25	5,622,168
		TOTAL INSURANCE				18,077,971

MATERIALS - 0.4%
3,840,375	i	Berlin Packaging LLC	LIBOR 1 and 3 M + 3.000%	5.110	11/07/25	3,838,570
7,074,403	i	Plaze, Inc	LIBOR 3 M + 3.500%	5.840	07/29/22	7,105,389
215

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,545,299	i	Tronox Blocked Borrower LLC	LIBOR 1 M + 3.000%	5.240%	09/23/24	$1,550,770
3,566,076	i	Tronox Finance LLC	LIBOR 1 M + 3.000%	5.240	09/23/24	3,578,699
		TOTAL MATERIALS				16,073,428

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
9,207,000	i	Alphabet Holding Co, Inc	LIBOR 1 M + 3.500%	5.740	09/26/24	8,864,039
1,212,750	i	PAREXEL International Corp	LIBOR 1 M + 2.750%	4.990	09/27/24	1,203,958
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				10,067,997

REAL ESTATE - 0.4%
14,625,000	i	DTZ US Borrower LLC	LIBOR 1 M + 3.250%	4.500	08/21/25	14,679,844
1,324,719	i	Road Infrastructure Investment LLC	LIBOR 1 M + 3.500%	5.740	06/13/23	1,293,257
		TOTAL REAL ESTATE				15,973,101

RETAILING - 0.7%
11,014,081	i	Academy Ltd	LIBOR 1 M + 4.000%	6.100	07/01/22	8,535,913
10,650,000		Sally Holdings LLC		4.500	07/05/24	10,330,500
9,925,000	i	Staples, Inc	LIBOR 3 M + 4.000%	6.340	09/12/24	9,918,847
		TOTAL RETAILING				28,785,260

SOFTWARE & SERVICES - 0.1%
3,677,737	i	SS&C Technologies, Inc	LIBOR 1 M + 2.250%	4.490	04/16/25	3,680,054
1,427,574	i	SS&C Technologies, Inc	LIBOR 1 M + 2.250%	4.590	04/16/25	1,428,473
		TOTAL SOFTWARE & SERVICES				5,108,527

UTILITIES - 0.6%
3,579,552	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	5.320	11/28/24	3,606,399
9,850,031	i	Talen Energy Supply LLC	LIBOR 1 M + 4.000%	6.240	07/14/23	9,889,726
9,001,379	i	Vistra Operations Co LLC	LIBOR 1 M + 2.250%	4.490	12/14/23	9,019,832
		TOTAL UTILITIES				22,515,957

		TOTAL BANK LOAN OBLIGATIONS				232,036,419
		(Cost $233,141,208)

BONDS - 88.0%

CORPORATE BONDS - 88.0%

AUTOMOBILES & COMPONENTS - 1.1%
7,950,000	g	Adient Global Holdings Ltd		4.875	08/15/26	7,065,562
3,600,000	g	Allison Transmission, Inc		5.000	10/01/24	3,582,000
600,000	g	Allison Transmission, Inc		4.750	10/01/27	566,250
5,700,000	g	Dana Financing Luxembourg Sarl		5.750	04/15/25	5,598,540
7,500,000	g	Dana Financing Luxembourg Sarl		6.500	06/01/26	7,642,875
8,176,000	g	Gates Global LLC		6.000	07/15/22	8,227,100
2,875,000		Goodyear Tire & Rubber Co		5.000	05/31/26	2,703,219
1,100,000	g,o	IHO Verwaltungs GmbH		4.125	09/15/21	1,089,000
1,100,000	g,o	IHO Verwaltungs GmbH		4.500	09/15/23	1,065,746
1,100,000	g,o	IHO Verwaltungs GmbH		4.750	09/15/26	1,036,750
7,550,000	g	Schaeffler Finance BV		4.750	05/15/23	7,606,625
330,000		Tenneco, Inc		5.000	07/15/26	293,288
		TOTAL AUTOMOBILES & COMPONENTS				46,476,955
216

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANKS - 1.3%
$4,400,000		Barclays plc	7.750%	12/15/66	$4,411,000
9,500,000		Citigroup, Inc	6.125	05/15/67	9,897,812
5,600,000	g	Credit Suisse Group AG.	6.250	12/18/66	5,513,659
3,700,000		ING Groep NV	6.000	10/16/66	3,690,380
4,750,000	g	Lloyds Banking Group plc	6.657	05/21/67	4,842,055
7,500,000	g	Nordea Bank AB	5.500	03/23/67	7,481,250
6,250,000		Royal Bank of Scotland Group plc	6.125	12/15/22	6,543,623
2,250,000		Royal Bank of Scotland Group plc	6.100	06/10/23	2,342,612
5,500,000		Royal Bank of Scotland Group plc	6.000	12/19/23	5,730,281
4,275,000		Royal Bank of Scotland Group plc	8.625	09/30/67	4,579,594
		TOTAL BANKS			55,032,266

CAPITAL GOODS - 2.8%
3,000,000		Anixter, Inc	5.125	10/01/21	3,052,500
2,500,000		Anixter, Inc	5.500	03/01/23	2,581,250
17,950,000	g	Beacon Escrow Corp	4.875	11/01/25	16,536,437
13,475,000	g	Cleaver-Brooks, Inc	7.875	03/01/23	13,778,187
10,015,000	g	Cloud Crane LLC	10.125	08/01/24	10,966,425
15,500,000		H&E Equipment Services, Inc	5.625	09/01/25	15,461,250
7,450,000	g	SPX FLOW, Inc	5.625	08/15/24	7,486,430
4,150,000	g	SPX FLOW, Inc	5.875	08/15/26	4,170,750
13,130,000	g	Stena AB	7.000	02/01/24	12,407,850
2,750,000	g	TransDigm UK Holdings plc	6.875	05/15/26	2,822,188
5,000,000		TransDigm, Inc	6.000	07/15/22	5,081,250
14,500,000		TransDigm, Inc	6.500	07/15/24	14,855,250
2,375,000		TransDigm, Inc	6.500	05/15/25	2,419,531
		TOTAL CAPITAL GOODS			111,619,298

COMMERCIAL & PROFESSIONAL SERVICES - 2.7%
7,250,000		AECOM	5.875	10/15/24	7,678,765
7,000,000		AECOM	5.125	03/15/27	6,825,700
8,487,000	g	Herc Rentals, Inc	7.500	06/01/22	8,975,002
8,337,000	g	Herc Rentals, Inc	7.750	06/01/24	8,971,112
8,675,000	g	Iron Mountain, Inc	4.875	09/15/27	7,948,469
5,000,000	g	KAR Auction Services, Inc	5.125	06/01/25	4,850,000
3,898,219	†,g,o	Neovia Logistics Intermediate Holdings LLC	10.000	04/01/20	2,689,771
2,000,000	g	Ritchie Bros Auctioneers, Inc	5.375	01/15/25	1,999,000
127,000		RR Donnelley & Sons Co	7.000	02/15/22	130,810
8,650,000		RR Donnelley & Sons Co	6.500	11/15/23	8,650,000
16,425,000		United Rentals North America, Inc	5.500	07/15/25	16,753,500
6,675,000		United Rentals North America, Inc	4.625	10/15/25	6,474,750
1,175,000		United Rentals North America, Inc	5.875	09/15/26	1,205,844
1,500,000		United Rentals North America, Inc	5.500	05/15/27	1,483,125
7,600,000		United Rentals North America, Inc	4.875	01/15/28	7,125,000
8,250,000	g	XPO Logistics, Inc	6.500	06/15/22	8,518,125
8,325,000	g	XPO Logistics, Inc	6.125	09/01/23	8,626,781
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			108,905,754
217

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
CONSUMER DURABLES & APPAREL - 2.4%
$2,125,000	g	Hanesbrands, Inc	4.625%	05/15/24	$2,065,235
3,000,000	g	Hanesbrands, Inc	4.875	05/15/26	2,868,750
5,575,000		KB Home	7.000	12/15/21	5,874,656
1,900,000		KB Home	7.625	05/15/23	2,042,500
1,800,000		Lennar Corp	8.375	01/15/21	1,959,660
9,500,000		Lennar Corp	4.750	04/01/21	9,622,360
5,600,000		Lennar Corp	4.125	01/15/22	5,565,224
16,000,000		Lennar Corp	4.500	04/30/24	15,667,200
13,150,000		Lennar Corp	5.875	11/15/24	13,692,437
12,800,000	g	LGI Homes, Inc	6.875	07/15/26	12,576,000
18,050,000	g	Mattel, Inc	6.750	12/31/25	17,689,000
1,500,000		PulteGroup, Inc	4.250	03/01/21	1,503,750
3,000,000		PulteGroup, Inc	5.500	03/01/26	2,985,000
5,000,000		PulteGroup, Inc	5.000	01/15/27	4,737,500
		TOTAL CONSUMER DURABLES & APPAREL			98,849,272

CONSUMER SERVICES - 6.4%
8,125,000	g	1011778 BC ULC / New Red Finance Inc	4.250	05/15/24	7,711,681
15,000,000	g	1011778 BC ULC / New Red Finance Inc	5.000	10/15/25	14,362,650
6,851,000		ADT Corp	6.250	10/15/21	7,186,768
7,575,000		ADT Corp	3.500	07/15/22	7,167,844
12,350,000	g	ADT Corp	4.875	07/15/32	9,997,325
4,000,000		Boyd Gaming Corp	6.375	04/01/26	4,118,000
6,300,000		Boyd Gaming Corp	6.000	08/15/26	6,347,250
2,800,000		Cedar Fair LP	5.375	04/15/27	2,723,000
11,000,000	g	Cott Holdings, Inc	5.500	04/01/25	10,738,750
3,000,000		GLP Capital LP	5.250	06/01/25	3,047,430
1,000,000		GLP Capital LP	5.375	04/15/26	1,015,510
3,000,000		Hilton Domestic Operating Co, Inc	4.250	09/01/24	2,903,400
8,500,000		Hilton Worldwide Finance LLC	4.625	04/01/25	8,347,000
8,035,000	g	International Game Technology	6.250	02/15/22	8,326,269
14,785,000	g	International Game Technology	6.500	02/15/25	15,339,437
4,650,000	g	International Game Technology plc	6.250	01/15/27	4,711,031
2,500,000	g	Live Nation Entertainment, Inc	4.875	11/01/24	2,456,250
3,500,000		MGM Resorts International	6.750	10/01/20	3,679,375
11,250,000		MGM Resorts International	6.000	03/15/23	11,643,750
16,000,000	g	Penn National Gaming, Inc	5.625	01/15/27	15,435,200
13,700,000		Pinnacle Entertainment, Inc	5.625	05/01/24	14,470,625
41,210,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	44,074,095
4,000,000		Scientific Games International, Inc	6.250	09/01/20	3,980,000
4,650,000	g	Scientific Games International, Inc	5.000	10/15/25	4,417,500
6,000,000	g	ServiceMaster Co LLC	5.125	11/15/24	5,924,160
22,500,000	g	Six Flags Entertainment Corp	4.875	07/31/24	22,038,750
4,665,000		Speedway Motorsports, Inc	5.125	02/01/23	4,659,169
13,000,000	g	Wynn Las Vegas LLC	5.500	03/01/25	12,561,250
		TOTAL CONSUMER SERVICES			259,383,469

DIVERSIFIED FINANCIALS - 4.3%
5,000,000		Ally Financial, Inc	4.125	02/13/22	4,993,750
14,450,000	g	Avolon Holdings Funding Ltd	5.125	10/01/23	14,576,437
4,750,000		CIT Group, Inc	5.000	08/01/23	4,845,475
2,000,000		CIT Group, Inc	5.250	03/07/25	2,040,000
218

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$900,000		CIT Group, Inc	6.125%	03/09/28	$940,500
831,000		General Motors Acceptance Corp LLC	8.000	11/01/31	1,006,549
10,000,000		GMAC, Inc	8.000	11/01/31	12,112,500
11,425,000		Icahn Enterprises LP	5.875	02/01/22	11,577,524
21,200,000		Icahn Enterprises LP	6.250	02/01/22	21,730,000
6,500,000		Icahn Enterprises LP	6.750	02/01/24	6,654,375
3,550,000	g	Lincoln Finance Ltd	7.375	04/15/21	3,665,659
8,330,000		Navient Corp	6.625	07/26/21	8,684,025
9,500,000		Navient Corp	7.250	09/25/23	10,070,000
8,000,000		Navient Corp	6.125	03/25/24	7,980,000
12,025,000	g	Park Aerospace Holdings Ltd	5.250	08/15/22	12,145,250
12,500,000	g	Park Aerospace Holdings Ltd	4.500	03/15/23	12,203,125
12,975,000	g	Park Aerospace Holdings Ltd	5.500	02/15/24	13,283,156
27,850,000	g	Quicken Loans, Inc	5.250	01/15/28	25,865,688
		TOTAL DIVERSIFIED FINANCIALS			174,374,013

ENERGY - 18.0%
8,425,000		AmeriGas Partners LP	5.625	05/20/24	8,361,812
14,500,000		AmeriGas Partners LP	5.500	05/20/25	14,246,250
6,375,000		AmeriGas Partners LP	5.875	08/20/26	6,327,188
13,300,000		AmeriGas Partners LP	5.750	05/20/27	13,034,000
2,000,000		Ashland, Inc	6.875	05/15/43	2,050,000
2,183,000		California Resources Corp	5.500	09/15/21	1,975,615
5,180,000	g	California Resources Corp	8.000	12/15/22	4,940,425
4,151,000		California Resources Corp	6.000	11/15/24	3,528,350
13,065,000		Calumet Specialty Products Partners LP	6.500	04/15/21	12,999,675
4,585,000		Calumet Specialty Products Partners LP	7.625	01/15/22	4,596,462
10,600,000		Calumet Specialty Products Partners LP	7.750	04/15/23	10,600,000
1,400,000		Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	1,533,000
12,185,000		Cheniere Corpus Christi Holdings LLC	5.875	03/31/25	12,794,250
18,000,000	g	Cheniere Energy Partners LP	5.625	10/01/26	18,129,600
14,250,000		Chesapeake Energy Corp	7.000	10/01/24	14,250,000
9,100,000		Chesapeake Energy Corp	7.500	10/01/26	9,100,000
10,878,000		Cloud Peak Energy Resources LLC	12.000	11/01/21	10,932,281
9,845,000		Crestwood Midstream Partners LP	6.250	04/01/23	10,164,962
11,050,000		Crestwood Midstream Partners LP	5.750	04/01/25	11,284,812
3,600,000	g	Denbury Resources, Inc	9.000	05/15/21	3,892,500
4,750,000		Denbury Resources, Inc	5.500	05/01/22	4,370,000
525,000		Denbury Resources, Inc	4.625	07/15/23	461,675
14,750,000	g	Denbury Resources, Inc	7.500	02/15/24	15,192,500
10,000,000		Diamond Offshore Drilling, Inc	7.875	08/15/25	10,387,500
3,000,000		Dynegy, Inc	7.375	11/01/22	3,120,540
4,875,000		Dynegy, Inc	7.625	11/01/24	5,246,719
6,650,000		Ensco plc	7.750	02/01/26	6,600,125
11,551,000	g	EP Energy LLC	9.375	05/01/24	9,529,575
14,250,000	g	EP Energy LLC	7.750	05/15/26	14,588,438
21,535,000		Exterran Partners LP	6.000	04/01/21	21,642,675
11,293,000		Exterran Partners LP	6.000	10/01/22	11,391,814
17,900,000		Genesis Energy LP	6.500	10/01/25	17,474,875
22,500,000		Genesis Energy LP	6.250	05/15/26	21,431,250
26,175,000	g	Hess Infrastructure Partners LP	5.625	02/15/26	26,436,750
6,875,000		Murphy Oil Corp	6.875	08/15/24	7,276,989
219

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$19,800,000		Murphy Oil Corp	5.750%	08/15/25	$20,114,880
2,500,000		Murphy Oil USA, Inc	6.000	08/15/23	2,568,750
1,650,000		Murphy Oil USA, Inc	5.625	05/01/27	1,637,625
23,750,000	h	Nabors Industries, Inc	5.750	02/01/25	22,761,499
15,752,000		Oasis Petroleum, Inc	6.875	03/15/22	16,027,345
9,595,000		Oasis Petroleum, Inc	6.875	01/15/23	9,762,913
17,250,000	g	Oasis Petroleum, Inc	6.250	05/01/26	17,607,938
12,000,000	g	Parkland Fuel Corp	6.000	04/01/26	12,030,000
4,750,000	m	Peabody Energy Corp	10.000	03/15/22	0
4,362,000		Precision Drilling Corp	5.250	11/15/24	4,165,710
2,850,000	g	Precision Drilling Corp	7.125	01/15/26	2,928,375
22,825,000		Range Resources Corp	5.750	06/01/21	23,481,219
1,900,000		Range Resources Corp	5.000	08/15/22	1,881,000
2,375,000		Range Resources Corp	4.875	05/15/25	2,247,344
5,850,000		SM Energy Co	6.125	11/15/22	6,025,500
1,900,000		SM Energy Co	6.750	09/15/26	1,973,625
16,000,000		SM Energy Co	6.625	01/15/27	16,540,000
10,900,000		Southwestern Energy Co	4.100	03/15/22	10,859,125
4,750,000		Southwestern Energy Co	6.200	01/23/25	4,711,406
19,000,000		Southwestern Energy Co	7.500	04/01/26	19,902,500
4,750,000		Southwestern Energy Co	7.750	10/01/27	5,011,250
5,000,000		Suburban Propane Partners LP	5.500	06/01/24	4,912,500
10,200,000		Suburban Propane Partners LP	5.750	03/01/25	9,894,000
8,175,000		Suburban Propane Partners LP	5.875	03/01/27	7,766,250
6,575,000	g	Sunoco LP	4.875	01/15/23	6,509,250
2,500,000	g	Sunoco LP	5.500	02/15/26	2,415,000
2,000,000	g	Sunoco LP	5.875	03/15/28	1,920,000
9,825,000		Targa Resources Partners LP	5.125	02/01/25	9,874,125
11,500,000	g	Targa Resources Partners LP	5.875	04/15/26	11,859,375
15,000,000	g	Targa Resources Partners LP	5.000	01/15/28	14,580,000
10,000,000	g	TerraForm Power Operating LLC	5.000	01/31/28	9,300,000
15,975,000	g	Transocean Guardian Ltd	5.875	01/15/24	16,114,781
12,800,000	g	Transocean Pontus Ltd	6.125	08/01/25	13,007,872
1,900,000		Transocean, Inc	5.800	10/15/22	1,892,875
2,850,000	g	Transocean, Inc	9.000	07/15/23	3,099,375
2,575,000	g	Transocean, Inc	7.500	01/15/26	2,658,688
6,220,000		Transocean, Inc	6.800	03/15/38	5,380,300
30,000,000	g	USA Compression Partners LP	6.875	04/01/26	30,975,000
11,750,000		Whiting Petroleum Corp	6.250	04/01/23	12,155,375
8,975,000		Whiting Petroleum Corp	6.625	01/15/26	9,334,000
1,825,000		WPX Energy, Inc	6.000	01/15/22	1,891,156
5,950,000		WPX Energy, Inc	8.250	08/01/23	6,753,250
		TOTAL ENERGY			734,423,783

FOOD & STAPLES RETAILING - 1.5%
8,500,000		Albertsons Cos LLC	6.625	06/15/24	8,170,625
14,250,000		Albertsons Cos LLC	5.750	03/15/25	12,753,750
30,685,000	†,g	Fresh Market, Inc	9.750	05/01/23	22,860,325
17,960,000		Ingles Markets, Inc	5.750	06/15/23	18,184,500
		TOTAL FOOD & STAPLES RETAILING			61,969,200
220

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
FOOD, BEVERAGE & TOBACCO - 0.4%
$2,120,000	g	Lamb Weston Holdings, Inc	4.625%	11/01/24	$2,074,950
7,250,000	g	Post Holdings, Inc	5.500	03/01/25	7,192,000
2,375,000	g	Post Holdings, Inc	5.000	08/15/26	2,245,681
3,150,000	g	Post Holdings, Inc	5.750	03/01/27	3,094,875
2,500,000	g	Post Holdings, Inc	5.625	01/15/28	2,406,250
		TOTAL FOOD, BEVERAGE & TOBACCO			17,013,756

HEALTH CARE EQUIPMENT & SERVICES - 6.2%
16,000,000	g	Change Healthcare Holdings LLC	5.750	03/01/25	15,880,000
14,500,000		CHS/Community Health Systems	5.125	08/01/21	14,101,250
11,875,000		CHS/Community Health Systems	6.250	03/31/23	11,296,094
5,000,000		DaVita, Inc	5.125	07/15/24	4,825,000
14,500,000		DaVita, Inc	5.000	05/01/25	13,915,505
7,125,000		Encompass Health Corp	5.125	03/15/23	7,142,813
4,625,000		Encompass Health Corp	5.750	11/01/24	4,688,177
5,000,000		Encompass Health Corp	5.750	09/15/25	5,037,500
18,000,000	g,h	Enterprise Merger Sub, Inc	8.750	10/15/26	18,000,000
575,000		HCA Holdings, Inc	6.250	02/15/21	599,437
13,600,000		HCA, Inc	7.500	02/15/22	14,892,000
1,800,000		HCA, Inc	5.875	03/15/22	1,908,000
10,000,000		HCA, Inc	5.000	03/15/24	10,250,000
13,350,000		HCA, Inc	5.375	02/01/25	13,617,000
24,650,000		HCA, Inc	5.875	02/15/26	25,666,813
900,000		HCA, Inc	7.500	11/06/33	975,492
6,550,000		HCA, Inc	5.500	06/15/47	6,640,062
6,075,000		LifePoint Health, Inc	5.875	12/01/23	6,340,781
5,650,000		LifePoint Health, Inc	5.375	05/01/24	5,876,000
5,000,000		MPT Operating Partnership LP	5.000	10/15/27	4,834,850
5,950,000	g	New Amethyst Corp	6.250	12/01/24	6,396,250
3,000,000		Tenet Healthcare Corp	6.750	02/01/20	3,100,800
4,450,000		Tenet Healthcare Corp	6.000	10/01/20	4,589,063
11,500,000		Tenet Healthcare Corp	8.125	04/01/22	12,118,700
10,000,000		Tenet Healthcare Corp	6.750	06/15/23	9,962,500
23,125,000		Tenet Healthcare Corp	4.625	07/15/24	22,477,500
8,900,000		Tenet Healthcare Corp	6.875	11/15/31	7,967,280
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			253,098,867

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
4,800,000	g	First Quality Finance Co, Inc	4.625	05/15/21	4,794,000
5,675,000	g	First Quality Finance Co, Inc	5.000	07/01/25	5,306,125
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			10,100,125

INSURANCE - 0.1%
2,000,000	g	WellCare Health Plans, Inc	5.375	08/15/26	2,035,000
		TOTAL INSURANCE			2,035,000

MATERIALS - 9.2%
1,600,000	g	Alcoa Nederland Holding BV	6.750	09/30/24	1,692,000
1,600,000	g	Alcoa Nederland Holding BV	7.000	09/30/26	1,718,000
6,000,000	g	Alcoa Nederland Holding BV	6.125	05/15/28	6,165,000
6,550,000		Alcoa, Inc	5.400	04/15/21	6,756,521
221

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,750,000		Alcoa, Inc	5.125%	10/01/24	$4,782,015
4,250,000	g	Berry Global, Inc	4.500	02/15/26	4,037,500
4,750,000		Berry Plastics Corp	5.500	05/15/22	4,827,662
14,000,000		Berry Plastics Corp	6.000	10/15/22	14,420,000
1,900,000		Berry Plastics Corp	5.125	07/15/23	1,920,425
20,000,000		Blue Cube Spinco, Inc	9.750	10/15/23	22,625,000
11,400,000		Blue Cube Spinco, Inc	10.000	10/15/25	13,110,000
7,625,000	g	Commercial Metals Co	5.750	04/15/26	7,396,250
2,000,000		Crown Americas LLC	4.500	01/15/23	2,008,000
3,000,000	g	Crown Americas LLC	4.750	02/01/26	2,872,500
14,400,000	g	Eldorado Gold Corp	6.125	12/15/20	13,680,000
4,750,000	g	First Quantum Minerals Ltd	7.250	04/01/23	4,524,375
4,750,000	g	First Quantum Minerals Ltd	7.500	04/01/25	4,506,562
9,500,000	g	First Quantum Minerals Ltd	6.875	03/01/26	8,621,250
4,250,000	g	FMG Resources Ltd	4.750	05/15/22	4,207,500
11,400,000	g	FMG Resources Ltd	5.125	03/15/23	11,271,750
10,000,000		Freeport-McMoRan, Inc	3.875	03/15/23	9,674,200
2,000,000		Freeport-McMoRan, Inc	4.550	11/14/24	1,940,000
3,100,000		Freeport-McMoRan, Inc	5.400	11/14/34	2,914,000
14,250,000		Freeport-McMoRan, Inc	5.450	03/15/43	12,931,875
6,650,000	g	GCP Applied Technologies, Inc	5.500	04/15/26	6,541,937
5,828,000	g	James Hardie International Finance DAC	4.750	01/15/25	5,639,756
4,250,000	g	James Hardie International Finance DAC	5.000	01/15/28	4,016,250
1,250,000		Kaiser Aluminum Corp	5.875	05/15/24	1,277,750
40,000,000	g	Nova Chemicals Corp	4.875	06/01/24	38,510,000
16,000,000	g	OCI NV	6.625	04/15/23	16,530,416
6,450,000		Olin Corp	5.125	09/15/27	6,208,125
11,250,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	11,573,438
1,650,000		PolyOne Corp	5.250	03/15/23	1,707,800
9,500,000	g	Standard Industries, Inc	5.500	02/15/23	9,606,875
2,000,000	g	Standard Industries, Inc	5.000	02/15/27	1,882,500
4,725,000	g,h	Starfruit Finco BV	8.000	10/01/26	4,789,969
5,000,000		Steel Dynamics, Inc	4.125	09/15/25	4,788,500
3,000,000		Steel Dynamics, Inc	5.000	12/15/26	2,985,000
6,650,000		Teck Resources Ltd	6.125	10/01/35	6,999,125
9,500,000		Teck Resources Ltd	6.250	07/15/41	9,975,000
9,000,000	g	Trinseo Materials Operating S.C.A	5.375	09/01/25	8,676,450
15,950,000	g	Tronox Finance plc	5.750	10/01/25	14,793,625
22,750,000	g	Tronox, Inc	6.500	04/15/26	21,925,312
13,370,000	g	Univar, Inc	6.750	07/15/23	13,854,663
5,000,000	g	USG Corp	4.875	06/01/27	5,055,050
1,000,000		Valvoline, Inc	5.500	07/15/24	1,002,500
2,000,000		Valvoline, Inc	4.375	08/15/25	1,860,000
4,749,000	g	Versum Materials, Inc	5.500	09/30/24	4,855,853
3,040,000	g	WR Grace & Co-Conn	5.625	10/01/24	3,199,600
		TOTAL MATERIALS			376,857,879

MEDIA - 10.0%
3,550,000	g	Altice Financing S.A.	6.625	02/15/23	3,576,625
28,175,000	g	Altice France S.A.	8.125	02/01/27	28,949,812
7,500,000		AMC Entertainment Holdings, Inc	5.875	02/15/22	7,556,250
1,600,000		AMC Entertainment Holdings, Inc	5.875	11/15/26	1,532,000
7,475,000		AMC Entertainment Holdings, Inc	6.125	05/15/27	7,162,919
222

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$10,000,000		AMC Entertainment, Inc	5.750%	06/15/25	$9,570,000
10,615,000	g	CBS Radio, Inc	7.250	11/01/24	10,200,803
10,725,000	g	CCO Holdings LLC	4.000	03/01/23	10,267,042
20,900,000		CCO Holdings LLC	5.750	01/15/24	21,239,625
20,000,000	g	CCO Holdings LLC	5.875	04/01/24	20,425,000
4,750,000	g	CCO Holdings LLC	5.375	05/01/25	4,714,375
6,650,000	g	CCO Holdings LLC	5.125	05/01/27	6,304,931
19,750,000	g	Cequel Communications Holdings I LLC	7.500	04/01/28	20,688,125
10,075,000		Cinemark USA, Inc	4.875	06/01/23	9,911,281
2,010,000		Clear Channel Worldwide Holdings, Inc	6.500	11/15/22	2,047,687
9,500,000		CSC Holdings LLC	6.750	11/15/21	10,010,625
10,850,000	g	CSC Holdings LLC	5.500	04/15/27	10,555,748
4,030,000		DISH DBS Corp	5.000	03/15/23	3,656,943
19,000,000		DISH DBS Corp	7.750	07/01/26	18,002,500
7,500,000	g	DISH Network Corp	2.375	03/15/24	6,647,505
13,860,000		DISH Network Corp	3.375	08/15/26	13,219,197
12,275,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	13,210,969
7,525,000	g	EW Scripps Co	5.125	05/15/25	7,233,406
14,990,000	g	Gray Television, Inc	5.125	10/15/24	14,484,087
11,600,000	g	Gray Television, Inc	5.875	07/15/26	11,498,500
5,000,000		Lamar Media Corp	5.750	02/01/26	5,184,200
10,325,000	g	Lions Gate Capital Holdings LLC	5.875	11/01/24	10,583,125
1,209,000	g	Lynx II Corp	6.375	04/15/23	1,237,714
825,000		Match Group, Inc	6.375	06/01/24	870,268
14,710,000	g	Meredith Corp	6.875	02/01/26	15,077,750
14,250,000	g	Neptune Finco Corp	10.125	01/15/23	15,589,500
13,577,000	g	Neptune Finco Corp	10.875	10/15/25	15,766,291
11,875,000	g	Nielsen Finance LLC	5.000	04/15/22	11,589,881
4,750,000	g	Numericable Group S.A.	6.250	05/15/24	4,694,188
19,150,000	g	Numericable-SFR S.A.	7.375	05/01/26	19,170,108
850,000		Outfront Media Capital LLC	5.250	02/15/22	860,625
1,350,000		Outfront Media Capital LLC	5.625	02/15/24	1,364,850
8,100,000	g	Sirius XM Radio, Inc	5.375	07/15/26	8,039,250
1,400,000	g	Tegna, Inc	4.875	09/15/21	1,401,750
3,375,000	g	Tegna, Inc	5.500	09/15/24	3,412,969
4,325,000	g	Univision Communications, Inc	5.125	05/15/23	4,141,188
9,100,000	g	Univision Communications, Inc	5.125	02/15/25	8,508,500
3,425,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	3,425,000
6,000,000	g	Virgin Media Secured Finance plc	5.250	01/15/26	5,866,740
		TOTAL MEDIA			409,449,852

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.9%
1,800,000	g	Endo Dac	5.875	10/15/24	1,813,500
2,375,000	g	Endo Finance LLC	5.375	01/15/23	2,090,000
4,100,000	g	Endo Finance LLC	6.000	02/01/25	3,534,200
6,875,000	g	Mallinckrodt International Finance S.A.	5.750	08/01/22	6,342,187
3,342,000		Mallinckrodt International Finance S.A.	4.750	04/15/23	2,850,247
4,750,000	g	Mallinckrodt International Finance S.A.	5.625	10/15/23	4,203,750
1,900,000	g	Mallinckrodt International Finance S.A.	5.500	04/15/25	1,604,550
5,000,000		Teva Pharmaceutical Finance Netherlands III BV	2.800	07/21/23	4,451,363
223

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$7,900,000		Teva Pharmaceutical Finance Netherlands III BV	6.000%	04/15/24	$8,020,454
8,975,000		Teva Pharmaceutical Finance Netherlands III BV	6.750	03/01/28	9,461,996
4,750,000	g	Valeant Pharmaceuticals International, Inc	7.500	07/15/21	4,839,063
9,000,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	8,966,250
17,600,000	g	Valeant Pharmaceuticals International, Inc	5.500	03/01/23	16,931,200
4,750,000	g	Valeant Pharmaceuticals International, Inc	9.000	12/15/25	5,112,377
4,750,000	g	Valeant Pharmaceuticals International, Inc	9.250	04/01/26	5,124,063
3,800,000	g	Valeant Pharmaceuticals International, Inc	8.500	01/31/27	3,990,000
17,825,000	g	VRX Escrow Corp	5.875	05/15/23	17,303,619
9,500,000	g	VRX Escrow Corp	6.125	04/15/25	9,034,975
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			115,673,794

REAL ESTATE - 0.8%
2,375,000		Equinix, Inc	5.375	01/01/22	2,452,188
3,975,000		Equinix, Inc	5.875	01/15/26	4,089,281
25,300,000	g	WeWork Cos, Inc	7.875	05/01/25	24,604,250
		TOTAL REAL ESTATE			31,145,719

RETAILING - 3.3%
14,475,000		Asbury Automotive Group, Inc	6.000	12/15/24	14,619,750
1,675,000		CDW LLC	5.000	09/01/25	1,668,719
3,000,000	†	JC Penney Corp, Inc	6.375	10/15/36	1,200,000
6,650,000		L Brands, Inc	5.250	02/01/28	5,720,995
6,650,000		L Brands, Inc	6.875	11/01/35	5,619,250
9,550,000		L Brands, Inc	6.750	07/01/36	7,878,750
5,400,000	g	Lithia Motors, Inc	5.250	08/01/25	5,170,500
11,077,000		Men’s Wearhouse, Inc	7.000	07/01/22	11,381,617
5,670,000		Penske Automotive Group, Inc	5.375	12/01/24	5,556,600
9,145,000		Penske Automotive Group, Inc	5.500	05/15/26	8,890,769
24,800,000	†,g	PetSmart, Inc	7.125	03/15/23	17,825,000
7,725,000	g	PetSmart, Inc	5.875	06/01/25	6,332,105
5,000,000	†,g	PetSmart, Inc	8.875	06/01/25	3,599,000
5,000,000		Sonic Automotive, Inc	5.000	05/15/23	4,712,500
2,650,000		Sonic Automotive, Inc	6.125	03/15/27	2,477,750
36,100,000	g	Staples, Inc	8.500	09/15/25	33,888,875
		TOTAL RETAILING			136,542,180

SOFTWARE & SERVICES - 2.9%
15,725,000	g	Banff Merger Sub, Inc	9.750	09/01/26	15,953,012
3,000,000		CDK Global, Inc	5.875	06/15/26	3,098,640
4,500,000	g	First Data Corp	5.000	01/15/24	4,525,875
6,750,000	g	First Data Corp	5.750	01/15/24	6,836,062
1,175,000	g	Gartner, Inc	5.125	04/01/25	1,181,310
6,350,000		NCR Corp	5.875	12/15/21	6,413,500
5,000,000		NCR Corp	5.000	07/15/22	4,959,375
4,750,000		NCR Corp	6.375	12/15/23	4,839,062
8,500,000	g	Nielsen Co Luxembourg SARL	5.000	02/01/25	8,330,000
16,400,000	g	Open Text Corp	5.875	06/01/26	16,922,832
16,475,000	g,h	Refinitiv US Holdings	6.250	05/15/26	16,464,703
14,900,000	g,h	Refinitiv US Holdings	8.250	11/15/26	14,809,706
3,900,000	g	Sabre GLBL, Inc	5.375	04/15/23	3,909,165
2,000,000	g	Sabre GLBL, Inc	5.250	11/15/23	2,000,000
224

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,275,000	g	Symantec Corp	5.000%	04/15/25	$4,236,508
2,000,000	g	WEX, Inc	4.750	02/01/23	1,997,500
		TOTAL SOFTWARE & SERVICES			116,477,250

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
23,700,000	g	CommScope, Inc	6.000	06/15/25	24,458,400
6,650,000	g	Dell International LLC	5.875	06/15/21	6,849,502
6,575,000	g	Dell International LLC	7.125	06/15/24	7,062,207
4,750,000	g	Dell International LLC	8.350	07/15/46	5,897,753
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			44,267,862

TELECOMMUNICATION SERVICES - 5.3%
16,900,000	g	Altice Luxembourg S.A.	7.750	05/15/22	16,447,925
6,000,000		CenturyLink, Inc	6.450	06/15/21	6,225,000
17,300,000		CenturyLink, Inc	5.800	03/15/22	17,602,750
16,400,000		CenturyLink, Inc	7.500	04/01/24	17,527,500
3,800,000		CenturyLink, Inc	7.650	03/15/42	3,391,500
4,550,000		CenturyTel, Inc	7.600	09/15/39	4,060,875
35,375,000	g	Frontier Communications Corp	8.500	04/01/26	33,429,375
4,750,000		Level 3 Financing, Inc	5.375	01/15/24	4,758,265
9,600,000		Level 3 Financing, Inc	5.250	03/15/26	9,444,480
13,007,000		Sprint Capital Corp	6.875	11/15/28	13,068,003
13,275,000		Sprint Capital Corp	8.750	03/15/32	14,930,260
6,900,000		Sprint Corp	7.875	09/15/23	7,433,784
10,450,000		Sprint Corp	7.625	02/15/25	11,082,225
9,500,000		Sprint Corp	7.625	03/01/26	10,053,375
9,300,000	g	Telecom Italia S.p.A	5.303	05/30/24	9,032,625
8,100,000		T-Mobile USA, Inc	6.500	01/15/24	8,413,875
6,950,000		T-Mobile USA, Inc	6.375	03/01/25	7,240,510
22,000,000		T-Mobile USA, Inc	5.125	04/15/25	22,165,000
		TOTAL TELECOMMUNICATION SERVICES			216,307,327

TRANSPORTATION - 2.0%
5,700,000	g	Bombardier, Inc	7.750	03/15/20	5,960,062
14,500,000	g	Bombardier, Inc	6.000	10/15/22	14,536,250
16,825,000	g	Bombardier, Inc	6.125	01/15/23	16,898,609
14,800,000	g	Bombardier, Inc	7.500	03/15/25	15,262,500
2,525,000		Bristow Group, Inc	6.250	10/15/22	1,843,250
8,540,000	g	Bristow Group, Inc	8.750	03/01/23	8,347,850
6,345,000	g	Hertz Corp	7.625	06/01/22	6,265,688
3,075,000		Hertz Corp	6.250	10/15/22	2,852,063
3,325,000	g	Hertz Corp	5.500	10/15/24	2,759,750
1,800,000	g	Meccanica Holdings USA, Inc	7.375	07/15/39	2,088,000
6,150,000		United Continental Holdings, Inc	4.250	10/01/22	6,088,500
		TOTAL TRANSPORTATION			82,902,522

UTILITIES - 3.1%
13,200,000		AES Corp	4.500	03/15/23	13,233,000
6,750,000		AES Corp	5.500	04/15/25	6,918,750
27,125,000	g	Calpine Corp	5.250	06/01/26	25,124,531
9,125,000	g,h	Clearway Energy Operating LLC	5.750	10/15/25	9,210,547
225

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,300,000	g	NextEra Energy Operating Partners LP	4.250%	09/15/24	$5,194,000
9,250,000		NGL Energy Partners LP	5.125	07/15/19	9,296,250
2,498,000		NRG Energy, Inc	6.250	07/15/22	2,577,187
7,000,000		NRG Energy, Inc	6.250	05/01/24	7,280,000
21,350,000	g	NRG Energy, Inc	5.750	01/15/28	21,563,500
18,500,000	g	Talen Energy Supply LLC	10.500	01/15/26	16,742,500
9,525,000	g	Vistra Operations Co LLC	5.500	09/01/26	9,632,156
		TOTAL UTILITIES			126,772,421

		TOTAL CORPORATE BONDS			3,589,678,564
		(Cost $3,603,894,388)

		TOTAL BONDS			3,589,678,564
		(Cost $3,603,894,388)

SHARES		COMPANY
COMMON STOCKS - 2.5%

DIVERSIFIED FINANCIALS - 1.7%
406,574		iShares iBoxx $ High Yield Corporate Bond ETF			35,144,256
971,552		SPDR Barclays High Yield Bond ETF			35,024,450
		TOTAL DIVERSIFIED FINANCIALS			70,168,706

ENERGY - 0.8%
265,062	*,a	Gulfmark Offshore, Inc			9,886,813
162,740	*,a,m	Gulfmark Offshore, Inc			6,070,202
443,017		Peabody Energy Corp			15,789,126
		TOTAL ENERGY			31,746,141
		TOTAL COMMON STOCKS			101,914,847
		(Cost $85,083,819)

RIGHTS / WARRANTS - 0.1%

ENERGY - 0.1%
64,426		Gulfmark Offshore, Inc			2,319,336
22,437	m	Gulfmark Offshore, Inc			807,732
		TOTAL ENERGY			3,127,068
		TOTAL RIGHTS / WARRANTS			3,127,068
		(Cost $1,808,487)
226

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 3.8%

GOVERNMENT AGENCY DEBT - 0.9%
$14,950,000	Federal Home Loan Bank (FHLB)	2.000%	10/01/18	$14,950,000
20,000,000	FHLB	1.966	10/10/18	19,989,440
	TOTAL GOVERNMENT AGENCY DEBT			34,939,440

TREASURY DEBT - 2.9%
13,820,000	United States Treasury Bill	1.962	10/04/18	13,817,659
56,180,000	United States Treasury Bill	1.961-1.964	10/11/18	56,148,067
27,875,000	United States Treasury Bill	1.997	10/18/18	27,847,785
20,650,000	United States Treasury Bill	2.036	11/01/18	20,613,325
	TOTAL TREASURY DEBT			118,426,836

	TOTAL SHORT-TERM INVESTMENTS			153,366,276
	(Cost $153,369,898)

	TOTAL INVESTMENTS - 100.1%			4,080,123,174
	(Cost $4,077,297,800)
	OTHER ASSETS & LIABILITIES, NET - (0.1)%			(2,392,791)
	NET ASSETS - 100.0%			$4,077,730,383

Abbreviation(s):
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
M	Month
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
a	Affiliated holding
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2018, the aggregate value of these securities was $1,888,742,614 or 46.3% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond
227

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS

INFLATION-LINKED BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2018

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
GOVERNMENT BONDS - 99.0%

AGENCY SECURITIES - 1.3%
$2,364,460		HNA LLC	2.369%	09/18/27	$2,262,865
9,085,000		Montefiore Medical Center	2.895	04/20/32	8,291,502
3,500,000		Private Export Funding Corp (PEFCO)	2.300	09/15/20	3,453,635
3,000,000		PEFCO	3.250	06/15/25	2,984,643
4,934,211		Reliance Industries Ltd	2.444	01/15/26	4,792,290
3,000,000		Ukraine Government AID Bonds	1.847	05/29/20	2,950,770
15,000,000		Ukraine Government AID Bonds	1.471	09/29/21	14,355,525
		TOTAL AGENCY SECURITIES			39,091,230

MORTGAGE BACKED - 0.3%
6,158,585		Government National Mortgage Association (GNMA)	3.700	10/15/33	6,152,781
1,632,784		GNMA	3.870	10/15/36	1,648,107
		TOTAL MORTGAGE BACKED			7,800,888

U.S. TREASURY SECURITIES - 97.4%
44,573,855	k	United States Treasury Inflation Indexed Bonds	1.375	01/15/20	44,894,810
164,646,360	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	162,511,102
103,528,295	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	104,719,008
115,294,313	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	115,993,837
164,808,400	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/21	161,438,197
119,562,808	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	119,259,813
123,602,981	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	120,563,917
183,930,825	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/22	178,726,637
142,460,500	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	139,032,496
109,177,000	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	105,710,612
96,889,525	k	United States Treasury Inflation Indexed Bonds	0.625	04/15/23	95,650,651
136,984,320	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	134,325,331
106,653,950	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	105,245,279
107,723,980	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	103,509,722
111,716,850	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	107,219,160
102,079,190	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	111,238,115
116,893,700	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	113,190,544
92,270,460	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	90,306,109
59,111,688	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	63,601,914
80,952,410	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/26	76,346,134
91,284,375	k	United States Treasury Inflation Indexed Bonds	0.375	01/15/27	87,175,390
41,247,787	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	45,966,665
76,749,900	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/27	73,352,118
122,087,175	k	United States Treasury Inflation Indexed Bonds	0.500	01/15/28	117,203,688
82,430,611	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	88,259,786
49,958,598	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	62,005,255
228

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$30,118,200	k	United States Treasury Inflation Indexed Bonds	0.750%	07/15/28	$29,644,858
37,783,334	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	43,428,696
95,023,955	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	122,342,104
3,549,375	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	4,610,028
7,500,000		United States Treasury Note	2.750	05/31/23	7,439,062
		TOTAL U.S. TREASURY SECURITIES			2,934,911,038

		TOTAL GOVERNMENT BONDS			2,981,803,156
		(Cost $3,027,481,467)

		TOTAL INVESTMENTS - 99.0%			2,981,803,156
		(Cost $3,027,481,467)
		OTHER ASSETS & LIABILITIES, NET - 1.0%			29,541,656
		NET ASSETS - 100.0%			$3,011,344,812

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Futures contracts outstanding as of September 30, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US 10 Year Note (CBT)	(250)	12/19/18	$(29,981,794)	$(29,695,312)	$286,482
229

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS

SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2018

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 2.7%

CAPITAL GOODS - 0.1%
$1,275,872	i	AECOM	LIBOR 1 M + 1.750%	3.990%	03/13/25	$1,277,862
788,000	i	American Builders & Contractors Supply Co, Inc	LIBOR 1 M + 2.000%	4.240	10/31/23	785,400
		TOTAL CAPITAL GOODS				2,063,262

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
1,047,389	i	Aramark Services, Inc	LIBOR 3 M + 1.750%	4.080	03/28/24	1,048,698
1,975,000	i	Clean Harbors, Inc	LIBOR 1 M + 1.750%	3.990	06/28/24	1,979,325
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				3,028,023

CONSUMER DURABLES & APPAREL - 0.1%
2,493,719	i	Hanesbrands, Inc	LIBOR 1 M + 1.750%	3.990	12/16/24	2,504,641
174,563	i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	3.990	04/25/25	174,381
		TOTAL CONSUMER DURABLES & APPAREL				2,679,022

CONSUMER SERVICES - 0.2%
2,130,847	i	Hilton Worldwide Finance LLC	LIBOR 1 M + 1.750%	3.970	10/25/23	2,140,265
417,592	i	Prime Security Services Borrower LLC	LIBOR 1 M + 2.750%	4.990	05/02/22	419,375
2,000,000	i	Wyndham Hotels & Resorts, Inc	LIBOR 1 M + 1.750%	3.990	05/30/25	2,005,420
		TOTAL CONSUMER SERVICES				4,565,060

FOOD & STAPLES RETAILING - 0.2%
3,087,393	i	YUM! Brands	LIBOR 1 M + 1.750%	3.910	04/03/25	3,089,338
		TOTAL FOOD & STAPLES RETAILING				3,089,338

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
69,448	i	CHS/Community Health Systems	LIBOR 3 M + 3.250%	5.560	01/27/21	68,500
296,885	i	DaVita HealthCare Partners, Inc	LIBOR 1 M + 2.750%	4.990	06/24/21	297,767
621,407	i	HCA, Inc	LIBOR 1 M + 1.750%	3.627	03/18/23	625,925
995,000	i	HCA, Inc	LIBOR 1 M + 2.000%	4.240	03/13/25	1,001,905
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				1,994,097

MATERIALS - 0.0%
315,789	i	WR Grace & Co-Conn	LIBOR 3 M + 1.750%	4.084	04/03/25	316,778
184,211	i	WR Grace & Co-Conn	LIBOR 3 M + 1.750%	4.140	04/03/25	184,787
		TOTAL MATERIALS				501,565

MEDIA - 0.8%
1,410,496	i	AMC Entertainment, Inc	LIBOR 1 M + 2.250%	4.380	12/15/22	1,409,326
3,556,916	i	Charter Communications Operating LLC	LIBOR 1 M + 2.000%	4.250	04/30/25	3,561,362
2,942,596	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	4.410	07/17/25	2,941,360
1,738,807	i	MTL Publishing LLC	LIBOR 1 M + 2.250%	4.420	08/21/23	1,739,346
1,341,393	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	4.130	10/04/23	1,338,885
2,475,000	i	Outfront Media Capital LLC	LIBOR 1 M + 2.000%	4.070	03/18/24	2,484,281
230

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$283,081	i	Univision Communications, Inc	LIBOR 1 M + 2.750%	4.990%	03/15/24	$275,084
		TOTAL MEDIA				13,749,644

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
947,378	i	Quintiles IMS, Inc	LIBOR 3 M + 2.000%	4.390	03/07/24	949,983
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				949,983

RETAILING - 0.3%
3,894,872	i	Avis Budget Car Rental LLC	LIBOR 1 M + 2.000%	4.250	02/13/25	3,894,872
974,811	i	PetSmart, Inc	LIBOR 1 M + 3.000%	5.120	03/11/22	849,080
		TOTAL RETAILING				4,743,952

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,470,000	i	Versum Materials, Inc	LIBOR 3 M + 2.000%	3.250	09/29/23	1,476,439
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				1,476,439

SOFTWARE & SERVICES - 0.1%
1,047,375	i	IQVIA, Inc	LIBOR 3 M + 1.750%	4.140	06/11/25	1,046,506
1,925,425	h,i	Open Text Corp	LIBOR 1 M + 1.750%	3.990	05/30/25	1,933,608
		TOTAL SOFTWARE & SERVICES				2,980,114

TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
2,077,295	i	Abacus Innovations Corp	LIBOR 1 M + 1.750%	4.000	08/22/25	2,085,522
709,925	i	CommScope, Inc	LIBOR 1 M + 2.000%	4.240	12/29/22	712,587
1,000,000	i	Dell International LLC	LIBOR 1 M + 2.000%	4.250	09/07/23	1,002,000
926,951	i	Sensata Technologies BV	LIBOR 1 M + 1.750%	3.900	10/14/21	930,817
997,494	i	Western Digital Corp	LIBOR 1 M + 1.750%	3.990	04/29/23	998,431
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				5,729,357

TRANSPORTATION - 0.1%
1,959,596	i	American Airlines, Inc	LIBOR 1 M + 2.000%	4.130	10/10/21	1,959,283
		TOTAL TRANSPORTATION				1,959,283

UTILITIES - 0.0%
979,950	i	NRG Energy, Inc	LIBOR 3 M + 1.750%	4.140	06/30/23	980,773
		TOTAL UTILITIES				980,773

		TOTAL BANK LOAN OBLIGATIONS				50,489,912
		(Cost $50,584,534)

BONDS - 99.9%

CORPORATE BONDS - 25.1%

AUTOMOBILES & COMPONENTS - 0.2%
3,000,000	g	Hyundai Capital America		3.250	09/20/22	2,907,409
		TOTAL AUTOMOBILES & COMPONENTS				2,907,409

BANKS - 9.7%
750,000		Australia & New Zealand Banking Group Ltd		2.625	05/19/22	724,403
3,575,000	g	Banco del Estado de Chile		2.668	01/08/21	3,490,129
231

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,000,000	g	Banco Internacional del Peru SAA Interbank		3.375%	01/18/23	$1,915,400
5,000,000	g	Banco Nacional de Costa Rica		4.875	11/01/18	4,964,000
750,000	g	Banco Santander Mexico S.A.		4.125	11/09/22	745,125
1,000,000	g	Bank Nederlandse Gemeenten NV		1.250	10/29/18	999,154
11,850,000	g	Bank Nederlandse Gemeenten NV		2.500	02/28/20	11,779,611
3,500,000		Bank of America Corp		2.250	04/21/20	3,453,310
1,925,000		Bank of America Corp		2.151	11/09/20	1,883,765
5,000,000		Bank of America Corp		2.369	07/21/21	4,912,176
10,000,000		Bank of America Corp		2.328	10/01/21	9,782,601
9,000,000	g	Bank of Montreal		2.500	01/11/22	8,784,079
3,000,000		BB&T Corp		2.150	02/01/21	2,927,959
5,000,000	g	BNG Bank NV		3.000	09/20/23	4,958,586
2,000,000	g	Caixa Economica Federal		3.500	11/07/22	1,882,500
13,000,000	g	Canadian Imperial Bank of Commerce		3.150	06/27/21	12,957,258
10,000,000		CitiBank NA		1.850	09/18/19	9,905,558
5,000,000		CitiBank NA		2.100	06/12/20	4,908,579
5,000,000		CitiBank NA		2.125	10/20/20	4,882,500
3,000,000		Citizens Bank NA		2.250	10/30/20	2,922,326
2,000,000		Deutsche Bank AG.		2.700	07/13/20	1,959,060
5,000,000	g	Dexia Credit Local S.A.		1.875	03/28/19	4,980,069
4,000,000	g	Dexia Credit Local S.A.		2.375	09/20/22	3,860,627
5,000,000	g	DNB Boligkreditt AS.		2.000	05/28/20	4,894,565
5,000,000	g	DNB Boligkreditt AS.		3.250	06/28/23	4,959,530
2,000,000		Fifth Third Bank		2.200	10/30/20	1,957,264
1,500,000		Huntington National Bank		2.375	03/10/20	1,484,434
7,500,000		JPMorgan Chase & Co		2.750	06/23/20	7,443,449
3,500,000		KeyBank NA		2.350	03/08/19	3,496,608
2,000,000	g	NBK SPC Ltd		2.750	05/30/22	1,924,834
6,050,000		PNC Bank NA		2.450	11/05/20	5,949,425
3,000,000		Royal Bank of Canada		1.875	02/05/20	2,953,716
5,000,000		Royal Bank of Canada		2.150	10/26/20	4,899,735
2,500,000		Santander UK plc		2.125	11/03/20	2,432,275
4,000,000		Sumitomo Mitsui Banking Corp		2.092	10/18/19	3,948,756
2,000,000		SunTrust Banks, Inc		2.500	05/01/19	1,997,131
3,000,000		Toronto-Dominion Bank		1.850	09/11/20	2,931,793
1,500,000	g	Turkiye Garanti Bankasi AS.		4.750	10/17/19	1,462,910
1,000,000	g	Turkiye Is Bankasi		5.375	10/06/21	860,300
2,100,000	g,i	United Overseas Bank Ltd	LIBOR 3 M + 0.480%	2.827	04/23/21	2,103,899
3,000,000		US Bank NA		2.050	10/23/20	2,938,051
2,275,000		Wells Fargo Bank NA		3.325	07/23/21	2,272,259
5,000,000		Westpac Banking Corp		1.600	08/19/19	4,948,024
3,000,000	g	Westpac Banking Corp		2.100	02/25/21	2,917,614
2,000,000	g	Yapi ve Kredi Bankasi AS.		6.100	03/16/23	1,760,400
		TOTAL BANKS				180,115,747

CAPITAL GOODS - 1.2%
3,000,000	g	Adani Ports & Special Economic Zone Ltd		3.950	01/19/22	2,938,785
5,000,000		Caterpillar Financial Services Corp		3.150	09/07/21	4,991,450
1,500,000	g	Gold Fields Orogen Holding BVI Ltd		4.875	10/07/20	1,485,000
5,000,000		John Deere Capital Corp		3.125	09/10/21	4,983,760
1,675,000	g	Korea East-West Power Co Ltd		3.875	07/19/23	1,671,749
800,000	g	Molex Electronic Technologies LLC		2.878	04/15/20	791,218
1,125,000		Rockwell Collins, Inc		1.950	07/15/19	1,117,436
232

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,000,000		Roper Industries, Inc	2.050%	10/01/18	$5,000,000
850,000		United Technologies Corp	3.350	08/16/21	848,777
		TOTAL CAPITAL GOODS			23,828,175

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
3,000,000		Republic Services, Inc	5.500	09/15/19	3,070,030
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			3,070,030

CONSUMER DURABLES & APPAREL - 0.2%
3,200,000		Lennar Corp	4.750	04/01/21	3,241,216
		TOTAL CONSUMER DURABLES & APPAREL			3,241,216

CONSUMER SERVICES - 0.1%
1,325,000	g	Sands China Ltd	4.600	08/08/23	1,324,634
		TOTAL CONSUMER SERVICES			1,324,634

DIVERSIFIED FINANCIALS - 4.6%
3,000,000		American Express Co	2.200	10/30/20	2,936,576
3,400,000		American Express Credit Corp	1.875	11/05/18	3,399,334
3,000,000		Capital One Financial Corp	2.400	10/30/20	2,937,080
1,200,000	g	Federation des Caisses Desjardins du Quebec	2.250	10/30/20	1,173,653
4,800,000		Ford Motor Credit Co LLC	2.425	06/12/20	4,698,907
4,500,000		Ford Motor Credit Co LLC	3.200	01/15/21	4,433,042
2,466,000		General Electric Capital Corp	4.625	01/07/21	2,540,616
10,000,000		General Motors Financial Co, Inc	2.450	11/06/20	9,800,680
2,000,000		Goldman Sachs Group, Inc	2.000	04/25/19	1,992,463
2,775,000		Goldman Sachs Group, Inc	1.950	07/23/19	2,755,640
9,000,000		Goldman Sachs Group, Inc	2.300	12/13/19	8,920,808
1,500,000	g	ICICI Bank Ltd	3.500	03/18/20	1,488,456
2,000,000		ICICI Bank Ltd	3.125	08/12/20	1,962,854
8,000,000		Morgan Stanley	2.450	02/01/19	7,994,809
7,500,000		Morgan Stanley	2.800	06/16/20	7,440,825
3,500,000	g	Nederlandse Waterschapsbank NV	2.125	11/15/21	3,397,562
3,519,410		San Clemente Leasing LLC	3.030	11/22/22	3,512,920
3,000,000		Shire Acquisitions Investments Ireland DAC	1.900	09/23/19	2,967,991
3,000,000		Unilever Capital Corp	1.800	05/05/20	2,942,171
5,000,000		Unilever Capital Corp	3.000	03/07/22	4,949,883
3,500,000		Wells Fargo & Co	2.600	07/22/20	3,462,515
		TOTAL DIVERSIFIED FINANCIALS			85,708,785

ENERGY - 1.3%
2,025,000		BP Capital Markets plc	1.676	05/03/19	2,013,331
3,000,000		Continental Resources, Inc	5.000	09/15/22	3,043,500
1,825,000		Enterprise Products Operating LLC	2.800	02/15/21	1,801,544
2,000,000		EQT Corp	2.500	10/01/20	1,952,162
2,000,000		Husky Energy, Inc	7.250	12/15/19	2,094,669
2,200,000	g	Pertamina Persero PT	4.875	05/03/22	2,247,333
1,127,000		Petrobras Global Finance BV	6.125	01/17/22	1,163,458
2,000,000		Petroleos Mexicanos	5.375	03/13/22	2,060,000
1,192,500		Petroleos Mexicanos	2.000	12/20/22	1,163,753
973,000		Petroleos Mexicanos	2.378	04/15/25	947,775
2,709,000		Plains All American Pipeline LP	3.650	06/01/22	2,675,396
233

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,000,000	g	YPF S.A.	8.500%	03/23/21	$3,022,500
		TOTAL ENERGY			24,185,421

FOOD & STAPLES RETAILING - 0.7%
3,425,000	g	CK Hutchison International 17 Ltd	2.250	09/29/20	3,346,123
7,700,000		CVS Health Corp	3.350	03/09/21	7,685,353
2,875,000		SYSCO Corp	1.900	04/01/19	2,862,317
		TOTAL FOOD & STAPLES RETAILING			13,893,793

FOOD, BEVERAGE & TOBACCO - 0.2%
1,350,000		PepsiCo, Inc	1.350	10/04/19	1,330,799
1,300,000		Tyson Foods, Inc	2.250	08/23/21	1,251,194
		TOTAL FOOD, BEVERAGE & TOBACCO			2,581,993

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
5,000,000		Becton Dickinson and Co	2.404	06/05/20	4,923,931
5,000,000		Cardinal Health, Inc	1.948	06/14/19	4,971,996
3,000,000		Express Scripts Holding Co	2.250	06/15/19	2,986,178
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			12,882,105

INSURANCE - 0.3%
4,025,000		Berkshire Hathaway Finance Corp	1.300	08/15/19	3,976,544
1,500,000		Marsh & McLennan Cos, Inc	2.350	09/10/19	1,492,045
		TOTAL INSURANCE			5,468,589

MATERIALS - 0.4%
4,900,000		EI du Pont de Nemours & Co	2.200	05/01/20	4,836,663
1,000,000		International Flavors & Fragrances, Inc	3.400	09/25/20	1,001,100
2,000,000		Kimberly-Clark Corp	1.400	02/15/19	1,991,212
		TOTAL MATERIALS			7,828,975

MEDIA - 0.0%
1,009,000		Charter Communications Operating LLC	3.579	07/23/20	1,009,605
		TOTAL MEDIA			1,009,605

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
6,000,000		AbbVie, Inc	2.300	05/14/21	5,839,590
525,000		Actavis Funding SCS	3.800	03/15/25	513,900
3,300,000	g	Bayer US Finance II LLC	3.500	06/25/21	3,292,107
2,000,000		Celgene Corp	2.875	02/19/21	1,977,022
2,500,000		Gilead Sciences, Inc	1.850	09/20/19	2,479,420
1,000,000		Johnson & Johnson	1.950	11/10/20	979,747
5,000,000		Novartis Capital Corp	1.800	02/14/20	4,928,030
2,000,000		Teva Pharmaceutical Finance Co BV	2.950	12/18/22	1,856,939
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			21,866,755

REAL ESTATE - 0.4%
1,000,000		Duke Realty LP	3.875	02/15/21	1,008,880
3,127,000		Duke Realty LP	3.875	10/15/22	3,154,810
1,329,000		ERP Operating LP	2.375	07/01/19	1,323,750
850,000		Highwoods Realty LP	3.625	01/15/23	832,176
234

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,815,000		Welltower, Inc	4.125%	04/01/19	$1,820,952
		TOTAL REAL ESTATE			8,140,568

RETAILING - 0.4%
3,000,000		AutoNation, Inc	5.500	02/01/20	3,077,017
5,000,000		Walmart, Inc	3.125	06/23/21	5,010,031
		TOTAL RETAILING			8,087,048

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
5,000,000		Analog Devices, Inc	2.850	03/12/20	4,971,705
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			4,971,705

SOFTWARE & SERVICES - 0.3%
5,000,000		Microsoft Corp	1.100	08/08/19	4,935,990
		TOTAL SOFTWARE & SERVICES			4,935,990

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
2,225,000		Apple, Inc	1.700	02/22/19	2,219,063
2,000,000		Apple, Inc	1.900	02/07/20	1,976,366
5,000,000		Broadcom Corp	2.200	01/15/21	4,844,333
475,000		Tyco Electronics Group S.A.	2.375	12/17/18	474,736
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			9,514,498

TELECOMMUNICATION SERVICES - 0.5%
5,000,000		AT&T, Inc	2.300	03/11/19	4,992,290
3,050,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	2,941,597
1,400,000	g	SK Telecom Co Ltd	3.750	04/16/23	1,386,160
		TOTAL TELECOMMUNICATION SERVICES			9,320,047

TRANSPORTATION - 0.8%
2,500,000		CSX Corp	3.700	10/30/20	2,524,757
2,250,000		Delta Air Lines, Inc	2.875	03/13/20	2,231,664
1,100,000		Delta Air Lines, Inc	3.400	04/19/21	1,093,111
2,100,000		Norfolk Southern Corp	3.250	12/01/21	2,093,585
2,000,000		Northrop Grumman Corp	2.080	10/15/20	1,954,934
2,650,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	2,643,136
2,200,000	g	Transnet SOC Ltd	4.000	07/26/22	2,062,379
		TOTAL TRANSPORTATION			14,603,566

UTILITIES - 0.9%
5,000,000		Consolidated Edison, Inc	2.000	03/15/20	4,916,158
3,000,000		Dominion Energy, Inc	2.579	07/01/20	2,960,967
2,000,000	g	KSA Sukuk Ltd	2.894	04/20/22	1,947,914
5,000,000		Southern Power Co	1.950	12/15/19	4,931,669
3,000,000	g	State Grid Overseas Investment Ltd	2.750	05/04/22	2,899,843
		TOTAL UTILITIES			17,656,551

		TOTAL CORPORATE BONDS			467,143,205
		(Cost $473,357,067)
235

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
GOVERNMENT BONDS - 46.4%

AGENCY SECURITIES - 5.5%
$15,000,000		Federal Home Loan Bank (FHLB)		2.625%	10/01/20	$14,926,080
4,915,000	g	Hospital for Special Surgery		3.500	01/01/23	4,916,935
24,000,000		Iraq Government AID Bond		2.149	01/18/22	23,272,440
9,935,000		Montefiore Medical Center		2.152	10/20/26	9,200,947
2,000,000		Private Export Funding Corp (PEFCO)		2.250	03/15/20	1,983,282
3,000,000		PEFCO		2.300	09/15/20	2,960,259
7,894,737		Reliance Industries Ltd		1.870	01/15/26	7,507,404
7,500,000		Reliance Industries Ltd		2.060	01/15/26	7,197,884
9,868,421		Reliance Industries Ltd		2.444	01/15/26	9,584,579
6,000,000		Ukraine Government AID Bonds		1.847	05/29/20	5,901,540
15,000,000		Ukraine Government AID Bonds		1.471	09/29/21	14,355,525
		TOTAL AGENCY SECURITIES				101,806,875

FOREIGN GOVERNMENT BONDS - 8.8%
3,325,000	g	Arab Petroleum Investments Corp		4.125	09/18/23	3,337,625
2,725,000		Argentine Republic Government International Bond		6.875	04/22/21	2,603,765
7,000,000	g	Bermuda Government International Bond		4.138	01/03/23	7,093,800
1,250,000		Brazilian Government International Bond		4.875	01/22/21	1,264,387
3,000,000	g	Caisse d’Amortissement de la Dette Sociale		1.875	01/13/20	2,961,341
5,800,000	g	CPPIB Capital, Inc		2.250	01/25/22	5,633,580
500,000	g	Dominican Republic Government International Bond		7.500	05/06/21	523,125
1,725,000	g	Egypt Government International Bond		5.577	02/21/23	1,672,760
1,425,000	g	Export Credit Bank of Turkey		4.250	09/18/22	1,238,108
5,000,000		Export-Import Bank of Korea		1.500	10/21/19	4,917,835
500,000	g	Honduras Government International Bond		8.750	12/16/20	546,150
8,900,000	g	International Development Association		2.750	04/24/23	8,768,948
1,500,000		Japan Bank for International Cooperation		1.875	04/20/21	1,450,705
3,000,000	g	Japan Finance Organization for Municipalities		2.000	09/08/20	2,928,094
3,200,000	g	Japan Finance Organization for Municipalities		2.125	02/12/21	3,111,289
6,650,000	g	Japan Finance Organization for Municipalities		3.375	09/27/23	6,625,079
38,400,000		KFW		2.750	10/01/20	38,261,016
1,700,000	g	Kommunalbanken AS.		1.625	01/15/20	1,672,149
17,200,000	g	Kommunalbanken AS.		2.500	04/17/20	17,090,926
1,150,000	g	Kommunalbanken AS.		1.375	10/26/20	1,112,727
3,750,000	g	Kommunalbanken AS.		1.625	02/10/21	3,631,928
2,000,000	i	Korea Development Bank	LIBOR 3 M + 0.550%	2.884	03/12/21	1,999,961
6,700,000	g	Korea Housing Finance Corp		2.000	10/11/21	6,387,010
1,875,000	g	Korea Housing Finance Corp		3.000	10/31/22	1,816,135
2,025,000	g	Morocco Government International Bond		4.250	12/11/22	2,027,430
1,400,000	g	Municipality Finance plc		1.125	09/16/19	1,376,943
5,000,000	g	Ontario Teachers’ Finance Trust		2.125	09/19/22	4,778,855
2,000,000	g	Perusahaan Penerbit SBSN Indonesia III		3.400	03/29/22	1,967,500
5,000,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	4,912,500
2,000,000		Poland Government International Bond		5.000	03/23/22	2,102,938
1,300,000		Province of New Brunswick Canada		8.750	05/01/22	1,515,550
500,000		Republic of Hungary		6.250	01/29/20	519,224
5,625,000	g	Saudi Government International Bond		2.375	10/26/21	5,428,339
5,625,000	g	Saudi Government International Bond		2.875	03/04/23	5,432,597
500,000	g	Senegal Goverment International Bond		8.750	05/13/21	542,595
625,000	g	Slovenia Government International Bond		4.125	02/18/19	626,859
6,500,000		Svensk Exportkredit AB		1.750	03/10/21	6,304,764
		TOTAL FOREIGN GOVERNMENT BONDS				164,184,537
236

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
MORTGAGE BACKED - 0.1%
$1,030,394		Federal National Mortgage Association (FNMA)		3.000%	11/01/24	$1,028,151
233,179		Government National Mortgage Association (GNMA)		2.176	05/16/39	231,558
19,435		GNMA		2.120	05/16/40	19,408
		TOTAL MORTGAGE BACKED				1,279,117

MUNICIPAL BONDS - 0.3%
5,000,000		Florida State Board of Administration Finance Corp		2.163	07/01/19	4,983,000
		TOTAL MUNICIPAL BONDS				4,983,000

U.S. TREASURY SECURITIES - 31.7%
26,364,940	k	United States Treasury Inflation Indexed Bonds		0.125	04/15/20	26,023,020
39,341,360	k	United States Treasury Inflation Indexed Bonds		0.125	04/15/21	38,536,860
7,771,725	k	United States Treasury Inflation Indexed Bonds		0.125	04/15/22	7,551,830
550,000		United States Treasury Note		1.375	07/31/19	544,564
14,000,000		United States Treasury Note		1.250	08/31/19	13,826,094
56,193,000		United States Treasury Note		0.875	09/15/19	55,264,498
15,120,000		United States Treasury Note		1.375	09/30/19	14,929,819
37,000,000		United States Treasury Note		2.250	02/29/20	36,745,625
20,750,000		United States Treasury Note		2.250	03/31/20	20,594,375
125,000,000		United States Treasury Note		2.375	04/30/20	124,223,632
27,100,000		United States Treasury Note		2.500	05/31/20	26,971,910
97,650,000		United States Treasury Note		2.625	08/31/20	97,302,885
117,950,000		United States Treasury Note		2.750	09/15/21	117,507,688
5,305,000		United States Treasury Note		2.750	08/31/23	5,258,996
4,400,000		United States Treasury Note		2.875	08/15/28	4,333,312
		TOTAL U.S. TREASURY SECURITIES				589,615,108

		TOTAL GOVERNMENT BONDS				861,868,637
		(Cost $871,020,255)

STRUCTURED ASSETS - 28.4%

ASSET BACKED - 4.7%
161,526	i	Aames Mortgage Trust		7.396	06/25/32	161,645
		Series - 2002 1 (Class A3)
55,677	†,g	Asset Backed Funding Corp NIM Trust		5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
1,257,578	i	Asset Backed Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.750%	2.966	03/25/35	1,262,224
		Series - 2005 HE1 (Class M1)
929,000	g,i	Aventura Mall Trust		3.867	12/05/32	941,395
		Series - 2013 AVM (Class E)
2,400,000	g,i	Aventura Mall Trust		3.867	12/05/32	2,432,022
		Series - 2013 AVM (Class B)
1,000,000	g	BBCMS Trust		3.631	09/05/32	991,248
		Series - 2013 TYSN (Class D)
1,971,667	g	Capital Automotive REIT		3.870	04/15/47	1,948,015
		Series - 2017 1A (Class A1)
4,594		Centex Home Equity		5.540	01/25/32	4,631
		Series - 2002 A (Class AF6)
237

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$87,920	i	Centex Home Equity	LIBOR 1 M + 0.645%	2.861%	03/25/34	$86,832
		Series - 2004 B (Class M1)
122,341	i	Chase Funding Mortgage Loan Asset-Backed Certificates		5.700	02/26/35	115,845
		Series - 2004 2 (Class 1M2)
2,554,631	g,i	COMM Mortgage Trust		3.577	08/10/29	2,505,948
		Series - 2016 GCT (Class D)
1,140,000	g	Core Industrial Trust		3.555	02/10/34	1,132,397
		Series - 2015 CALW (Class C)
3,500,000	g	Core Industrial Trust		3.732	02/10/34	3,494,984
		Series - 2015 TEXW (Class C)
4,962,500	g	DB Master Finance LLC		3.629	11/20/47	4,835,361
		Series - 2017 1A (Class A2I)
14,850,000	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	14,342,724
		Series - 2017 1A (Class A2II)
2,107,891		Entergy Louisiana Investment Recovery Funding I LLC		2.040	09/01/23	2,079,818
		Series - 2011 A (Class A1)
7,250,000	g	Ford Credit Auto Owner Trust		2.510	04/15/26	7,208,111
		Series - 2014 2 (Class B)
11,400,000	g	Hilton Grand Vacations Trust		3.540	02/25/32	11,394,798
		Series - 2018 AA (Class A)
2,000,000		Hyundai Auto Receivables Trust		2.010	06/15/21	1,990,577
		Series - 2015 B (Class B)
4,332,454	g	MVW Owner Trust		2.420	12/20/34	4,191,316
		Series - 2017 1A (Class A)
3,500,000	g,i	Natixis Commercial Mortgage Securities Trust		3.917	11/15/32	3,460,790
		Series - 2018 285M (Class C)
2,500,000	g	Palisades Center Trust		3.357	04/13/33	2,456,252
		Series - 2016 PLSD (Class B)
318,892	i	People’s Choice Home Loan Securities Trust	LIBOR 1 M + 0.900%	3.116	10/25/34	319,415
		Series - 2004 2 (Class M1)
321,144	i	RAMP	LIBOR 1 M + 0.765%	2.981	06/25/35	321,178
		Series - 2005 RS6 (Class M2)
2,000,000	g	RBS Commercial Funding, Inc Trust		3.511	03/11/31	1,937,527
		Series - 2013 SMV (Class B)
186,782	i	Saxon Asset Securities Trust		6.120	11/25/30	192,959
		Series - 2002 2 (Class AF6)
775,230	g	SpringCastle America Funding LLC		3.050	04/25/29	771,816
		Series - 2016 AA (Class A)
4,925,000	g	Taco Bell Funding LLC		3.832	05/25/46	4,924,803
		Series - 2016 1A (Class A2I)
12,334,838	g	TES LLC		4.330	10/20/47	12,047,013
		Series - 2017 1A (Class A)
		TOTAL ASSET BACKED				87,551,645

OTHER MORTGAGE BACKED - 23.7%
5,000,000	g,i	20 TSQ GroundCo LLC		3.203	05/15/35	4,844,124
		Series - 2018 20TS (Class B)
10,000,000	g,i	20 TSQ GroundCo LLC		3.203	05/15/35	9,481,727
		Series - 2018 20TS (Class D)
368,541	i	Banc of America Funding	LIBOR 1 M + 0.800%	2.965	02/20/35	367,375
		Series - 2005 A (Class 5A3)
238

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$3,394,562	i	Bear Stearns ALT-A Trust	LIBOR 1 M + 0.600%	2.816%	06/25/34	$3,385,780
		Series - 2004 4 (Class A1)
4,526,941	g,i	Bear Stearns Commercial Mortgage Securities Trust		5.300	05/11/39	4,553,718
		Series - 2003 PWR2 (Class H)
8,876,721	g,i	Chase Mortgage Trust		3.750	12/25/45	8,686,289
		Series - 2016 2 (Class M2)
3,623,360	g	COMM Mortgage Trust		3.397	03/10/46	3,541,880
		Series - 2013 CR6 (Class B)
53,000		COMM Mortgage Trust		2.972	10/10/49	51,357
		Series - 2016 COR1 (Class ASB)
1,000,000	i	COMM Mortgage Trust		4.715	08/10/50	1,044,437
		Series - 2013 CR11 (Class AM)
1,045,540	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	3.166	05/25/24	1,047,394
		Series - 2014 C02 (Class 1M1)
1,141,616	i	Connecticut Avenue Securities	LIBOR 1 M + 1.950%	4.166	08/25/28	1,145,348
		Series - 2016 C01 (Class 1M1)
942,880	i	Connecticut Avenue Securities	LIBOR 1 M + 2.150%	4.366	09/25/28	946,649
		Series - 2016 C02 (Class 1M1)
1,515,670	i	Connecticut Avenue Securities	LIBOR 1 M + 2.000%	4.216	10/25/28	1,533,510
		Series - 2016 C03 (Class 1M1)
2,001,092	i	Connecticut Avenue Securities	LIBOR 1 M + 1.350%	3.566	01/25/29	2,006,679
		Series - 2016 C05 (Class 2M1)
5,798,021	i	Connecticut Avenue Securities	LIBOR 1 M + 1.450%	3.666	01/25/29	5,837,751
		Series - 2016 C04 (Class 1M1)
7,713,149	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	2.165	07/25/29	7,765,768
		Series - 2017 C01 (Class 1M1)
3,621,803	i	Connecticut Avenue Securities	LIBOR 1 M + 1.150%	3.366	09/25/29	3,643,725
		Series - 2017 C02 (Class 2M1)
9,797,497	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	3.166	10/25/29	9,857,825
		Series - 2017 C03 (Class 1M1)
3,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.650%	4.866	02/25/30	3,140,625
		Series - 2017 C06 (Class 1M2)
23,719,378	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	2.816	07/25/30	23,751,428
		Series - 2018 C01 (Class 1M1)
2,154,495	i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	2.966	12/25/30	2,157,696
		Series - 2018 C04 (Class 2M1)
2,825,000	g	Credit Suisse Commercial Mortgage Trust		3.304	09/15/37	2,773,346
		Series - 2014 USA (Class A1)
1,469,725	g,i	Credit Suisse Commercial Mortgage Trust		5.676	02/15/39	1,480,589
		Series - 2006 C1 (Class H)
12,000,000	g,i	Credit Suisse Commercial Mortgage Trust		5.897	01/15/49	15,424,878
		Series - 2007 C2 (Class C)
3,435,000	g,i	DBUBS Mortgage Trust		5.718	07/10/44	3,585,612
		Series - 2011 LC2A (Class C)
3,900,000	g,i	DBUBS Mortgage Trust		5.718	07/10/44	4,012,015
		Series - 2011 LC2A (Class D)
1,120,000	g,i	DBUBS Mortgage Trust		5.884	11/10/46	1,164,722
		Series - 2011 LC1A (Class D)
3,130,000	g,i	DBUBS Mortgage Trust		5.884	11/10/46	3,275,667
		Series - 2011 LC1A (Class C)
467,148	i	Deutsche Mortgage Securities, Inc Mortgage Loan Trust		5.440	07/25/34	474,808
		Series - 2004 5 (Class A5B)
239

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$447,584	g,i	Flagstar Mortgage Trust		3.500%	03/25/47	$439,542
		Series - 2017 1 (Class 1A5)
2,000,000	g,i	GS Mortgage Securities Corp II		3.550	12/10/27	1,980,637
		Series - 2013 KING (Class D)
1,050,000	g	GS Mortgage Securities Corp II		3.419	10/10/32	1,041,199
		Series - 2017 SLP (Class A)
3,000,000	g	GS Mortgage Securities Corp II		2.954	11/05/34	2,921,799
		Series - 2012 BWTR (Class A)
750,000	g	GS Mortgage Securities Trust		2.994	11/10/29	735,993
		Series - 2016 GS4 (Class 225B)
168,068	i	Impac CMB Trust	LIBOR 1 M + 0.660%	2.876	03/25/35	164,697
		Series - 2004 11 (Class 2A1)
600,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.021	07/05/32	603,890
		Series - 2012 HSBC (Class C)
1,500,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		5.023	08/05/32	1,528,224
		Series - 2010 CNTR (Class B)
2,793,483	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.787	01/12/39	2,808,350
		Series - 2004 CB8 (Class H)
2,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.013	02/15/46	2,040,796
		Series - 2011 C3 (Class B)
6,170,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.360	02/15/46	6,300,399
		Series - 2011 C3 (Class C)
18,000,000	g,i	JP Morgan Mortgage Trust		4.000	04/25/23	18,081,306
		Series - 2018 9 (Class A15)
10,409,731	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	10,234,389
		Series - 2017 1 (Class A3)
10,365,331	g,i	JP Morgan Mortgage Trust		3.500	08/25/47	10,205,249
		Series - 2017 3 (Class 1A5)
12,668,309	g,i	JP Morgan Mortgage Trust		3.000	11/25/48	12,385,742
		Series - 2017 4 (Class A6)
11,873,927	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	11,942,998
		Series - 2018 8 (Class A15)
6,000,000	g,i	LB-UBS Commercial Mortgage Trust		5.964	12/15/39	6,047,785
		Series - 2004 C8 (Class H)
2,151,315	i	Morgan Stanley Capital I Trust		5.389	11/12/41	2,141,893
		Series - 2006 HQ10 (Class AJ)
6,500,000	g,i	Morgan Stanley Capital I Trust		6.145	06/11/42	6,846,153
		Series - 2007 T27 (Class B)
468,884	i	Morgan Stanley Capital I Trust		6.367	10/15/42	467,794
		Series - 2006 IQ11 (Class AJ)
4,214,000	g,i	Morgan Stanley Capital I Trust		5.785	06/12/47	4,281,299
		Series - 2005 T19 (Class F)
466,796	i	Morgan Stanley Capital I Trust		6.328	06/11/49	470,936
		Series - 2007 IQ15 (Class AJ)
1,198,683	i	Morgan Stanley Capital I Trust		5.273	10/12/52	1,206,146
		Series - 2006 T21 (Class AJ)
493,740		Morgan Stanley Capital I Trust		4.860	07/15/56	494,354
		Series - 2005 IQ9 (Class B)
240

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,250,000		Morgan Stanley Capital I Trust		5.000%	07/15/56	$1,233,697
		Series - 2005 IQ9 (Class D)
852,598	g,i	Morgan Stanley Dean Witter Capital I Trust		7.587	07/15/33	897,863
		Series - 2001 TOP3 (Class E)
2,724,525	i	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates	LIBOR 1 M + 0.675%	2.891	04/25/35	2,715,313
		Series - 2005 2 (Class M2)
12,163,743	g,i	Sequoia Mortgage Trust		3.500	06/25/46	11,983,185
		Series - 2016 1 (Class A10)
10,755,152	g,i	Sequoia Mortgage Trust		3.000	02/25/47	10,423,151
		Series - 2017 2 (Class A5)
492,255	g,i	Sequoia Mortgage Trust		3.500	02/25/47	484,308
		Series - 2017 2 (Class A4)
5,873,488	g,i	Sequoia Mortgage Trust		3.500	02/25/47	5,778,355
		Series - 2017 2 (Class A10)
12,254,941	g,i	Sequoia Mortgage Trust		3.500	04/25/47	12,123,887
		Series - 2017 3 (Class A4)
5,637,782	g,i	Sequoia Mortgage Trust		3.500	07/25/47	5,569,952
		Series - 2017 4 (Class A4)
8,487,918	g,i	Sequoia Mortgage Trust		3.000	08/25/47	8,273,649
		Series - 2017 5 (Class A5)
13,736,479	g,i	Sequoia Mortgage Trust		3.500	09/25/47	13,607,402
		Series - 2017 6 (Class A4)
12,193,828	g,i	Sequoia Mortgage Trust		4.000	12/25/47	12,264,995
		Series - 2017 CH2 (Class A10)
16,632,418	g,i	Sequoia Mortgage Trust		3.500	02/25/48	16,435,423
		Series - 0 2 (Class A4)
6,434,054	g,i	Shellpoint Co-Originator Trust		3.500	04/25/47	6,326,483
		Series - 2017 1 (Class A4)
13,700,000	g,i	Station Place Agency Securitization Trust	LIBOR 1 M + 1.000%	2.872	11/25/50	13,667,146
		Series - 2017 LD1 (Class B)
2,078,865	i	Structured Adjustable Rate Mortgage Loan Trust	LIBOR 1 M + 0.370%	2.586	07/25/34	2,082,203
		Series - 2004 9XS (Class A)
906,374	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.416	03/25/25	908,779
		Series - 2015 HQ1 (Class M2)
3,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.300%	3.516	03/25/29	3,785,234
		Series - 2016 DNA4 (Class M2)
9,414,287	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.416	07/25/29	9,496,453
		Series - 2017 DNA1 (Class M1)
18,320,158	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.416	10/25/29	18,523,114
		Series - 2017 DNA2 (Class M1)
4,055,537	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.800%	1.959	12/25/29	4,065,018
		Series - 2017 HQA2 (Class M1)
17,755,701	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.750%	2.966	03/25/30	17,824,412
		Series - 2017 DNA3 (Class M1)
2,846,909	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.450%	2.666	07/25/30	2,842,638
		Series - 2018 DNA1 (Class M1)
2,257,928	g	Tax Ease Funding LLC		3.131	06/15/28	2,251,751
		Series - 2016 1A (Class A)
241

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,500,000	g	VNDO Mortgage Trust	3.808%	12/13/29	$2,521,892
		Series - 2013 PENN (Class A)
7,855,972	g	VSE Voi Mortgage LLC	3.560	02/20/36	7,833,954
		Series - 2018 A (Class A)
775,000	i	Wachovia Bank Commercial Mortgage Trust	6.376	05/15/46	800,087
		Series - 2007 C34 (Class E)
1,530,000	i	Wachovia Bank Commercial Mortgage Trust	6.418	05/15/46	1,562,956
		Series - 2007 C34 (Class C)
3,215,000		Wells Fargo Commercial Mortgage Trust	3.539	10/15/45	3,212,767
		Series - 2012 LC5 (Class AS)
114,800	g	WFRBS Commercial Mortgage Trust	4.394	06/15/44	115,214
		Series - 2011 C4 (Class A3)
4,500,000	i	WFRBS Commercial Mortgage Trust	3.714	03/15/45	4,464,394
		Series - 2013 C11 (Class B)
		TOTAL OTHER MORTGAGE BACKED			440,429,967

		TOTAL STRUCTURED ASSETS			527,981,612
		(Cost $533,696,142)

		TOTAL BONDS			1,856,993,454
		(Cost $1,878,073,464)

SHORT-TERM INVESTMENTS - 1.4%

TREASURY DEBT - 1.4%
5,250,000		United States Treasury Bill	1.921	10/04/18	5,249,111
21,425,000		United States Treasury Bill	1.976	10/11/18	21,412,822
		TOTAL TREASURY DEBT			26,661,933

		TOTAL SHORT-TERM INVESTMENTS			26,661,933
		(Cost $26,662,406)

		TOTAL INVESTMENTS - 104.0%			1,934,145,299
		(Cost $1,955,320,404)
		OTHER ASSETS & LIABILITIES, NET - (4.0)%			(75,495,811)
		NET ASSETS - 100.0%			$1,858,649,488

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2018, the aggregate value of these securities was $608,154,923 or 32.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
242

TIAA-CREF FUNDS - Short-Term Bond Fund

Futures contracts outstanding as of September 30, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US 10 Year Note (CBT)	(241)	12/19/18	$(28,902,449)	$(28,626,281)	$276,168
US 5 Year Note (CBT)	(510)	12/31/18	(57,736,298)	(57,363,047)	373,251
Total	(751)		$(86,638,747)	$(85,989,328)	$649,419
243

TIAA-CREF FUNDS - Short-Term Bond Index Fund

TIAA-CREF FUNDS

SHORT-TERM BOND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2018

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
BONDS - 99.2%

CORPORATE BONDS - 24.9%

AUTOMOBILES & COMPONENTS - 0.1%
$100,000	Honeywell International, Inc	1.400%	10/30/19	$98,555
100,000	Honeywell International, Inc	1.800	10/30/19	99,018
100,000	Toyota Motor Corp	3.183	07/20/21	100,108
	TOTAL AUTOMOBILES & COMPONENTS			297,681

BANKS - 6.9%
250,000	Australia & New Zealand Banking Group Ltd	2.050	09/23/19	247,989
250,000	Australia & New Zealand Banking Group Ltd	2.250	11/09/20	244,659
250,000	Australia & New Zealand Banking Group Ltd	3.300	05/17/21	248,881
200,000	Bank of America Corp	2.151	11/09/20	195,716
300,000	Bank of America Corp	5.875	01/05/21	316,670
250,000	Bank of America Corp	2.369	07/21/21	245,609
400,000	Bank of America Corp	2.328	10/01/21	391,304
300,000	Bank of America Corp	2.738	01/23/22	295,001
300,000	Bank of America Corp	3.499	05/17/22	299,814
100,000	Bank of Montreal	1.750	09/11/19	98,943
100,000	Bank of Montreal	2.100	12/12/19	99,022
100,000	Bank of Montreal	2.100	06/15/20	98,369
100,000	Bank of Montreal	3.100	07/13/20	100,076
125,000	Bank of Montreal	3.100	04/13/21	124,419
100,000	Bank of Nova Scotia	2.150	07/14/20	98,324
100,000	Bank of Nova Scotia	2.500	01/08/21	98,248
298,000	Bank of Nova Scotia	2.450	03/22/21	291,800
200,000	Bank of Nova Scotia	3.125	04/20/21	198,958
200,000	Barclays Bank plc	2.650	01/11/21	196,056
300,000	Barclays plc	2.750	11/08/19	298,224
200,000	Barclays plc	3.250	01/12/21	197,309
100,000	BB&T Corp	2.150	02/01/21	97,599
100,000	BB&T Corp	3.200	09/03/21	99,400
300,000	BPCE S.A.	2.650	02/03/21	294,409
250,000	Branch Banking & Trust Co	2.100	01/15/20	247,020
250,000	Branch Banking & Trust Co	2.250	06/01/20	246,300
100,000	Canadian Imperial Bank of Commerce	2.100	10/05/20	97,678
150,000	Canadian Imperial Bank of Commerce	2.700	02/02/21	147,752
300,000	Capital One Bank USA NA	2.950	07/23/21	294,965
250,000	CitiBank NA	1.850	09/18/19	247,639
250,000	CitiBank NA	3.050	05/01/20	249,412
250,000	CitiBank NA	2.100	06/12/20	245,429
100,000	CitiBank NA	2.125	10/20/20	97,650
500,000	CitiBank NA	2.850	02/12/21	494,497
250,000	CitiBank NA	3.400	07/23/21	249,932
500,000	Citigroup, Inc	2.450	01/10/20	495,703
244

TIAA-CREF FUNDS - Short-Term Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Citigroup, Inc	2.700%	03/30/21	$196,579
250,000	Citizens Bank NA	2.250	03/02/20	246,637
250,000	Citizens Bank NA	2.250	10/30/20	243,527
200,000	Comerica, Inc	2.500	06/02/20	197,250
250,000	Commonwealth Bank of Australia	2.300	09/06/19	248,542
250,000	Compass Bank	3.500	06/11/21	248,719
250,000	Cooperatieve Rabobank UA	1.375	08/09/19	246,898
300,000	Cooperatieve Rabobank UA	2.500	01/19/21	293,905
250,000	Cooperatieve Rabobank UA	3.125	04/26/21	248,304
100,000	Deutsche Bank AG.	2.700	07/13/20	97,953
200,000	Deutsche Bank AG.	3.125	01/13/21	195,200
300,000	Deutsche Bank AG.	3.150	01/22/21	293,134
250,000	Discover Bank	3.100	06/04/20	248,417
200,000	Fifth Third Bank	2.200	10/30/20	195,726
200,000	Fifth Third Bank	3.350	07/26/21	199,431
100,000	Goldman Sachs Bank USA	3.200	06/05/20	100,265
1,000,000	HSBC Holdings plc	2.950	05/25/21	986,376
300,000	HSBC USA, Inc	2.350	03/05/20	296,703
200,000	HSBC USA, Inc	2.750	08/07/20	198,335
250,000	Huntington National Bank	2.375	03/10/20	247,406
250,000	Huntington National Bank	3.250	05/14/21	248,558
250,000	Industrial & Commercial Bank of China Ltd	2.157	11/13/18	249,711
500,000	JPMorgan Chase & Co	2.750	06/23/20	496,230
700,000	JPMorgan Chase & Co	2.550	10/29/20	690,052
1,000,000	JPMorgan Chase & Co	2.400	06/07/21	974,895
200,000	JPMorgan Chase & Co	3.514	06/18/22	200,194
250,000	JPMorgan Chase Bank NA	1.650	09/23/19	247,232
250,000	JPMorgan Chase Bank NA	2.604	02/01/21	247,956
300,000	JPMorgan Chase Bank NA	3.086	04/26/21	299,180
250,000	KeyBank NA	2.250	03/16/20	246,782
250,000	KeyBank NA	3.375	03/07/23	248,305
100,000	Lloyds Bank plc	2.700	08/17/20	99,068
500,000	Lloyds Bank plc	3.300	05/07/21	497,998
250,000	Manufacturers & Traders Trust Co	2.050	08/17/20	244,739
100,000	Mitsubishi UFJ Financial Group, Inc	3.535	07/26/21	100,152
300,000	Mitsubishi UFJ Financial Group, Inc	2.998	02/22/22	293,528
100,000	MUFG Americas Holdings Corp	2.250	02/10/20	98,704
250,000	National Australia Bank Ltd	2.250	01/10/20	247,120
250,000	National Australia Bank Ltd	2.500	01/12/21	244,867
250,000	National Australia Bank Ltd	3.375	09/20/21	248,784
250,000	National Bank of Canada	2.200	11/02/20	244,130
250,000	PNC Bank NA	2.000	05/19/20	245,468
250,000	PNC Bank NA	2.450	11/05/20	245,844
250,000	PNC Bank NA	2.500	01/22/21	245,490
250,000	Regions Bank	2.750	04/01/21	245,557
250,000	Regions Bank	3.374	08/13/21	249,242
100,000	Royal Bank of Canada	2.125	03/02/20	98,949
300,000	Royal Bank of Canada	2.150	10/26/20	293,984
300,000	Royal Bank of Canada	3.200	04/30/21	299,437
200,000	Santander UK Group Holdings plc	2.875	10/16/20	197,364
200,000	Santander UK plc	2.125	11/03/20	194,582
200,000	Santander UK plc	2.500	01/05/21	195,716
200,000	Santander UK plc	3.400	06/01/21	199,216
245

TIAA-CREF FUNDS - Short-Term Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$250,000	Skandinaviska Enskilda Banken AB	1.500%	09/13/19	$246,756
250,000	Sumitomo Mitsui Banking Corp	2.092	10/18/19	246,797
250,000	Sumitomo Mitsui Banking Corp	2.514	01/17/20	248,016
250,000	Sumitomo Mitsui Banking Corp	2.650	07/23/20	247,116
100,000	SunTrust Bank	2.250	01/31/20	98,880
100,000	SunTrust Bank	2.590	01/29/21	98,967
200,000	SunTrust Bank	3.502	08/02/22	199,312
250,000	Svenska Handelsbanken AB	1.950	09/08/20	243,510
250,000	Svenska Handelsbanken AB	3.350	05/24/21	249,582
250,000	Synchrony Bank	3.650	05/24/21	247,755
100,000	Toronto-Dominion Bank	1.450	08/13/19	98,869
100,000	Toronto-Dominion Bank	1.900	10/24/19	98,974
250,000	Toronto-Dominion Bank	3.000	06/11/20	249,698
100,000	Toronto-Dominion Bank	1.850	09/11/20	97,726
150,000	Toronto-Dominion Bank	3.150	09/17/20	150,180
300,000	Toronto-Dominion Bank	2.500	12/14/20	295,560
100,000	Toronto-Dominion Bank	2.550	01/25/21	98,500
250,000	Toronto-Dominion Bank	3.250	06/11/21	249,901
250,000	US Bank NA	2.350	01/23/20	247,931
450,000	US Bank NA	2.000	01/24/20	444,396
250,000	US Bank NA	3.050	07/24/20	249,703
250,000	US Bank NA	3.104	05/21/21	249,343
250,000	Wells Fargo Bank NA	2.150	12/06/19	247,589
850,000	Wells Fargo Bank NA	2.600	01/15/21	835,606
250,000	Wells Fargo Bank NA	3.325	07/23/21	249,699
400,000	Westpac Banking Corp	2.150	03/06/20	394,876
100,000	Westpac Banking Corp	3.050	05/15/20	99,891
300,000	Westpac Banking Corp	2.300	05/26/20	296,335
100,000	Westpac Banking Corp	2.650	01/25/21	98,415
	TOTAL BANKS			29,279,000

CAPITAL GOODS - 1.0%
200,000	Air Lease Corp	2.125	01/15/20	196,845
100,000	Air Lease Corp	2.500	03/01/21	97,677
100,000	Air Lease Corp	3.500	01/15/22	99,255
250,000	Aircastle Ltd	5.125	03/15/21	256,597
300,000	Applied Materials, Inc	4.300	06/15/21	308,444
100,000	Caterpillar Financial Services Corp	2.000	11/29/19	98,917
100,000	Caterpillar Financial Services Corp	2.100	01/10/20	98,924
200,000	Caterpillar Financial Services Corp	2.000	03/05/20	197,221
100,000	Caterpillar Financial Services Corp	2.950	05/15/20	99,961
100,000	Caterpillar Financial Services Corp	1.850	09/04/20	97,573
100,000	Caterpillar Financial Services Corp	2.900	03/15/21	99,290
200,000	Caterpillar Financial Services Corp	3.150	09/07/21	199,658
150,000	General Dynamics Corp	2.875	05/11/20	149,633
200,000	General Dynamics Corp	3.000	05/11/21	198,894
100,000	Ingersoll-Rand Global Holding Co Ltd	2.900	02/21/21	98,823
100,000	Ingersoll-Rand Luxembourg Finance S.A.	2.625	05/01/20	99,035
100,000	John Deere Capital Corp	2.200	03/13/20	98,793
100,000	John Deere Capital Corp	2.350	01/08/21	98,279
500,000	John Deere Capital Corp	2.550	01/08/21	493,407
100,000	John Deere Capital Corp	2.875	03/12/21	99,209
100,000	John Deere Capital Corp	3.125	09/10/21	99,675
246

TIAA-CREF FUNDS - Short-Term Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Lam Research Corp	2.750%	03/15/20	$298,237
250,000	Lockheed Martin Corp	2.500	11/23/20	246,507
175,000	Raytheon Co	3.125	10/15/20	175,317
100,000	Roper Technologies, Inc	3.000	12/15/20	99,347
150,000	United Technologies Corp	1.500	11/01/19	147,674
100,000	United Technologies Corp	1.900	05/04/20	97,982
125,000	United Technologies Corp	3.350	08/16/21	124,820
	TOTAL CAPITAL GOODS			4,475,994

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
200,000	21st Century Fox America, Inc	4.500	02/15/21	205,647
100,000	eBay, Inc	2.150	06/05/20	98,336
100,000	Equifax, Inc	3.600	08/15/21	99,358
100,000	Moody’s Corp	3.250	06/07/21	99,480
150,000	Republic Services, Inc	5.000	03/01/20	153,776
70,000	Thomson Reuters Corp	4.700	10/15/19	71,016
300,000	Visa, Inc	2.200	12/14/20	294,795
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,022,408

CONSUMER DURABLES & APPAREL - 0.0%
100,000	DR Horton, Inc	2.550	12/01/20	97,949
100,000	Newell Rubbermaid, Inc	3.150	04/01/21	98,393
	TOTAL CONSUMER DURABLES & APPAREL			196,342

CONSUMER SERVICES - 0.1%
250,000	GLP Capital LP	4.375	04/15/21	252,187
250,000	McDonald’s Corp	2.750	12/09/20	248,525
100,000	Starbucks Corp	2.200	11/22/20	98,026
	TOTAL CONSUMER SERVICES			598,738

DIVERSIFIED FINANCIALS - 4.4%
300,000	AerCap Ireland Capital DAC	4.250	07/01/20	303,015
200,000	AerCap Ireland Capital Ltd	5.000	10/01/21	205,709
100,000	American Express Co	2.200	10/30/20	97,886
300,000	American Express Co	3.375	05/17/21	300,145
100,000	American Express Credit Corp	1.700	10/30/19	98,758
300,000	American Express Credit Corp	2.200	03/03/20	296,631
200,000	American Express Credit Corp	2.375	05/26/20	197,516
200,000	American Honda Finance Corp	2.000	11/13/19	198,001
100,000	American Honda Finance Corp	2.000	02/14/20	98,677
100,000	American Honda Finance Corp	3.000	06/16/20	99,829
100,000	American Honda Finance Corp	1.950	07/20/20	98,000
100,000	American Honda Finance Corp	2.650	02/12/21	98,826
200,000	Ameriprise Financial, Inc	5.300	03/15/20	206,206
100,000	Ares Capital Corp	3.875	01/15/20	100,393
250,000	Bank of New York Mellon Corp	2.150	02/24/20	247,208
300,000	Bank of New York Mellon Corp	2.500	04/15/21	294,544
200,000	Berkshire Hathaway, Inc	2.200	03/15/21	196,053
100,000	BlackRock, Inc	5.000	12/10/19	102,513
200,000	BNP Paribas S.A.	2.375	05/21/20	197,282
250,000	BNP Paribas S.A.	5.000	01/15/21	258,618
400,000	Capital One Financial Corp	2.400	10/30/20	391,611
100,000	Capital One Financial Corp	3.450	04/30/21	99,886
247

TIAA-CREF FUNDS - Short-Term Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Charles Schwab Corp	3.250%	05/21/21	$200,011
651,000	Credit Suisse Group Funding Guernsey Ltd	3.125	12/10/20	645,711
250,000	Credit Suisse Group Funding Guernsey Ltd	3.450	04/16/21	248,973
200,000	Ford Motor Credit Co LLC	2.681	01/09/20	197,914
175,000	Ford Motor Credit Co LLC	2.425	06/12/20	171,314
200,000	Ford Motor Credit Co LLC	2.343	11/02/20	194,409
300,000	Ford Motor Credit Co LLC	3.200	01/15/21	295,536
200,000	Ford Motor Credit Co LLC	3.470	04/05/21	197,564
300,000	Ford Motor Credit Co LLC	3.813	10/12/21	297,864
500,000	GE Capital International Funding Co	2.342	11/15/20	488,537
400,000	General Electric Capital Corp	2.200	01/09/20	395,754
500,000	General Electric Capital Corp	4.625	01/07/21	515,129
100,000	General Motors Financial Co, Inc	2.350	10/04/19	99,354
300,000	General Motors Financial Co, Inc	2.650	04/13/20	296,870
100,000	General Motors Financial Co, Inc	2.450	11/06/20	98,007
300,000	General Motors Financial Co, Inc	4.200	03/01/21	303,710
200,000	General Motors Financial Co, Inc	3.550	04/09/21	199,908
1,200,000	Goldman Sachs Group, Inc	2.300	12/13/19	1,189,441
200,000	Goldman Sachs Group, Inc	2.600	12/27/20	196,780
300,000	Goldman Sachs Group, Inc	2.875	02/25/21	295,977
200,000	IBM Credit LLC	1.625	09/06/19	197,916
250,000	IBM Credit LLC	2.650	02/05/21	247,168
300,000	Intercontinental Exchange, Inc	2.750	12/01/20	297,440
500,000	Morgan Stanley	2.650	01/27/20	496,782
750,000	Morgan Stanley	2.800	06/16/20	744,082
800,000	Morgan Stanley	5.500	07/28/21	842,048
250,000	National Rural Utilities Cooperative Finance Corp	2.300	11/15/19	248,459
116,000	Nomura Holdings, Inc	6.700	03/04/20	121,280
100,000	Oesterreichische Kontrollbank AG.	1.125	04/26/19	99,158
250,000	Oesterreichische Kontrollbank AG.	1.500	10/21/20	242,667
125,000	Oesterreichische Kontrollbank AG.	2.875	09/07/21	124,348
100,000	PACCAR Financial Corp	1.950	02/27/20	98,561
100,000	PACCAR Financial Corp	2.800	03/01/21	98,955
100,000	PACCAR Financial Corp	3.100	05/10/21	99,543
100,000	PACCAR Financial Corp	3.150	08/09/21	99,588
400,000	Shire Acquisitions Investments Ireland DAC	1.900	09/23/19	395,732
300,000	State Street Corp	2.550	08/18/20	297,688
200,000	Synchrony Financial	3.750	08/15/21	198,631
100,000	Toyota Motor Credit Corp	1.550	10/18/19	98,678
100,000	Toyota Motor Credit Corp	2.200	01/10/20	99,129
350,000	Toyota Motor Credit Corp	1.950	04/17/20	344,718
200,000	Toyota Motor Credit Corp	2.950	04/13/21	199,030
200,000	Toyota Motor Credit Corp	3.400	09/15/21	201,036
500,000	UBS AG.	2.350	03/26/20	493,995
150,000	Unilever Capital Corp	1.800	05/05/20	147,109
200,000	Unilever Capital Corp	2.750	03/22/21	198,066
100,000	Unilever Capital Corp	3.000	03/07/22	98,998
900,000	Wells Fargo & Co	2.600	07/22/20	890,361
300,000	Wells Fargo & Co	3.000	01/22/21	297,463
	TOTAL DIVERSIFIED FINANCIALS			18,734,699

ENERGY - 1.8%
200,000	Anadarko Petroleum Corp	4.850	03/15/21	205,506
248

TIAA-CREF FUNDS - Short-Term Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		BP Capital Markets plc	1.768%	09/19/19	$98,964
400,000		BP Capital Markets plc	2.315	02/13/20	396,301
200,000		BP Capital Markets plc	3.561	11/01/21	201,281
100,000		Cenovus Energy, Inc	5.700	10/15/19	102,351
200,000		Chevron Corp	1.961	03/03/20	197,420
100,000		Chevron Corp	1.991	03/03/20	98,749
300,000		Chevron Corp	2.427	06/24/20	297,413
100,000		Enbridge Energy Partners LP	4.375	10/15/20	101,453
200,000		Energy Transfer Partners LP	4.150	10/01/20	202,593
200,000		Enterprise Products Operating LLC	5.200	09/01/20	207,178
100,000		Enterprise Products Operating LLC	2.800	02/15/21	98,715
100,000		EOG Resources, Inc	2.450	04/01/20	99,037
200,000		EOG Resources, Inc	4.100	02/01/21	203,323
100,000		EQT Corp	2.500	10/01/20	97,608
150,000		Exxon Mobil Corp	1.912	03/06/20	148,197
200,000		Exxon Mobil Corp	2.222	03/01/21	196,124
100,000		Husky Energy, Inc	3.950	04/15/22	100,812
360,000		Kinder Morgan, Inc	3.050	12/01/19	359,434
250,000		Kinder Morgan, Inc	3.950	09/01/22	251,589
400,000		Magellan Midstream Partners LP	4.250	02/01/21	406,337
200,000		Marathon Petroleum Corp	5.125	03/01/21	207,460
100,000		Occidental Petroleum Corp	3.125	02/15/22	99,040
1,000,000		Petroleos Mexicanos	6.375	02/04/21	1,048,510
150,000		Plains All American Pipeline LP	2.600	12/15/19	148,827
250,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	260,023
600,000		Shell International Finance BV	1.375	09/12/19	592,087
150,000		Shell International Finance BV	4.375	03/25/20	152,950
250,000		Shell International Finance BV	1.875	05/10/21	241,946
300,000		Total Capital S.A.	4.450	06/24/20	307,335
200,000		TransCanada PipeLines Ltd	2.125	11/15/19	197,882
100,000		Valero Energy Corp	6.125	02/01/20	103,736
200,000		Williams Partners LP	5.250	03/15/20	205,243
		TOTAL ENERGY			7,635,424

FOOD & STAPLES RETAILING - 0.4%
300,000		CVS Health Corp	3.125	03/09/20	300,018
350,000		CVS Health Corp	2.800	07/20/20	346,583
375,000		CVS Health Corp	3.350	03/09/21	374,287
100,000		Kroger Co	1.500	09/30/19	98,652
200,000		Kroger Co	6.150	01/15/20	207,425
250,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	249,253
		TOTAL FOOD & STAPLES RETAILING			1,576,218

FOOD, BEVERAGE & TOBACCO - 1.3%
100,000		Altria Group, Inc	9.250	08/06/19	105,352
100,000		Altria Group, Inc	2.625	01/14/20	99,416
200,000		Altria Group, Inc	4.750	05/05/21	206,941
800,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	788,528
100,000	g	BAT Capital Corp	2.297	08/14/20	97,994
200,000		Bunge Ltd	3.500	11/24/20	199,367
200,000		Campbell Soup Co	3.300	03/15/21	198,083
300,000		Coca-Cola Co	3.150	11/15/20	300,863
200,000		Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	203,363
249

TIAA-CREF FUNDS - Short-Term Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Constellation Brands, Inc	2.000%	11/07/19	$99,083
100,000		Constellation Brands, Inc	2.250	11/06/20	97,710
200,000		Diageo Capital plc	3.000	05/18/20	199,670
100,000		General Mills, Inc	2.200	10/21/19	99,270
100,000		General Mills, Inc	3.200	04/16/21	99,348
100,000		Hershey Co	2.900	05/15/20	99,860
100,000		Hershey Co	3.100	05/15/21	99,965
100,000		JM Smucker Co	2.200	12/06/19	98,967
200,000		Kellogg Co	4.000	12/15/20	203,122
100,000		Kellogg Co	3.250	05/14/21	99,522
300,000		Kraft Heinz Foods Co	2.800	07/02/20	297,439
100,000		Kraft Heinz Foods Co	3.375	06/15/21	99,465
200,000	g	Maple Escrow Subsidiary, Inc	3.551	05/25/21	199,637
138,000		Mead Johnson Nutrition Co	3.000	11/15/20	137,511
100,000		Molson Coors Brewing Co	2.250	03/15/20	98,537
100,000		Mondelez International, Inc	3.000	05/07/20	99,727
100,000		PepsiCo, Inc	1.350	10/04/19	98,578
300,000		PepsiCo, Inc	3.125	11/01/20	300,802
200,000		PepsiCo, Inc	2.000	04/15/21	194,653
100,000		Philip Morris International, Inc	1.875	11/01/19	98,885
300,000		Philip Morris International, Inc	2.000	02/21/20	295,922
200,000		Reynolds American, Inc	3.250	06/12/20	199,585
		TOTAL FOOD, BEVERAGE & TOBACCO			5,517,165

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
100,000		Anthem, Inc	2.500	11/21/20	98,413
200,000		Becton Dickinson and Co	2.404	06/05/20	196,957
200,000		Boston Scientific Corp	2.850	05/15/20	198,556
250,000		Coventry Health Care, Inc	5.450	06/15/21	261,769
100,000		Express Scripts Holding Co	2.600	11/30/20	98,407
200,000	g	Halfmoon Parent, Inc	3.200	09/17/20	199,242
300,000	g	Halfmoon Parent, Inc	3.400	09/17/21	298,869
100,000		Laboratory Corp of America Holdings	2.625	02/01/20	99,369
200,000		Medtronic, Inc	2.500	03/15/20	198,662
400,000		Medtronic, Inc	3.150	03/15/22	397,240
200,000		Quest Diagnostics, Inc	2.500	03/30/20	197,814
100,000		Stryker Corp	2.625	03/15/21	98,482
300,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	297,192
100,000		Zimmer Holdings, Inc	2.700	04/01/20	99,022
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			2,739,994

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000		Estee Lauder Cos, Inc	1.800	02/07/20	98,554
200,000		Procter & Gamble Co	1.900	11/01/19	198,179
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			296,733

INSURANCE - 0.6%
200,000		Aflac, Inc	2.400	03/16/20	198,113
300,000		American International Group, Inc	3.300	03/01/21	299,306
100,000		Berkshire Hathaway Finance Corp	1.300	08/15/19	98,796
200,000		Chubb INA Holdings, Inc	2.300	11/03/20	196,354
260,000		Hartford Financial Services Group, Inc	5.500	03/30/20	267,827
100,000		Humana, Inc	2.500	12/15/20	98,152
250

TIAA-CREF FUNDS - Short-Term Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	MetLife, Inc	4.750%	02/08/21	$103,153
100,000	Prudential Financial, Inc	2.350	08/15/19	99,579
200,000	Travelers Cos, Inc	3.900	11/01/20	202,726
200,000	UnitedHealth Group, Inc	2.700	07/15/20	198,735
100,000	UnitedHealth Group, Inc	1.950	10/15/20	97,894
200,000	UnitedHealth Group, Inc	3.150	06/15/21	199,497
200,000	WellPoint, Inc	2.250	08/15/19	198,916
100,000	WR Berkley Corp	5.375	09/15/20	103,102
	TOTAL INSURANCE			2,362,150

MATERIALS - 0.6%
100,000	3M Co	3.000	09/14/21	99,822
400,000	3M Co	1.625	09/19/21	382,135
200,000	ArcelorMittal	5.500	03/01/21	207,528
275,000	Dow Chemical Co	4.250	11/15/20	280,020
100,000	EI du Pont de Nemours & Co	4.625	01/15/20	102,056
300,000	EI du Pont de Nemours & Co	2.200	05/01/20	296,122
100,000	International Flavors & Fragrances, Inc	3.400	09/25/20	100,110
400,000	Methanex Corp	3.250	12/15/19	398,431
200,000	Newmont Mining Corp	3.500	03/15/22	198,273
100,000	Packaging Corp of America	2.450	12/15/20	98,051
100,000	Praxair, Inc	2.250	09/24/20	98,313
100,000	Sherwin-Williams Co	2.250	05/15/20	98,531
	TOTAL MATERIALS			2,359,392

MEDIA - 0.6%
200,000	CBS Corp	2.300	08/15/19	198,944
200,000	Charter Communications Operating LLC	3.579	07/23/20	200,120
100,000	Comcast Corp	5.150	03/01/20	102,810
300,000	Discovery Communications LLC	5.050	06/01/20	308,119
100,000	Interpublic Group of Cos, Inc	3.500	10/01/20	100,005
100,000	Interpublic Group of Cos, Inc	3.750	10/01/21	100,194
500,000	NBC Universal Media LLC	5.150	04/30/20	515,341
200,000	Omnicom Group, Inc	4.450	08/15/20	204,063
250,000	Time Warner Cable, Inc	4.000	09/01/21	251,499
400,000	Time Warner, Inc	4.750	03/29/21	412,073
100,000	Walt Disney Co	1.950	03/04/20	98,637
200,000	Walt Disney Co	1.800	06/05/20	196,211
	TOTAL MEDIA			2,688,016

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
200,000	Abbott Laboratories	2.800	09/15/20	198,061
450,000	AbbVie, Inc	2.500	05/14/20	444,898
400,000	AbbVie, Inc	3.375	11/14/21	399,504
500,000	Actavis Funding SCS	3.000	03/12/20	499,405
200,000	Amgen, Inc	2.125	05/01/20	196,858
150,000	Amgen, Inc	2.200	05/11/20	147,854
200,000	AstraZeneca plc	2.375	11/16/20	197,175
200,000	Biogen, Inc	2.900	09/15/20	198,956
500,000	Celgene Corp	2.875	02/19/21	494,256
100,000	Gilead Sciences, Inc	1.850	09/20/19	99,177
200,000	Gilead Sciences, Inc	2.550	09/01/20	197,984
251

TIAA-CREF FUNDS - Short-Term Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	GlaxoSmithKline Capital plc	3.125%	05/14/21	$199,681
100,000	Johnson & Johnson	1.950	11/10/20	97,975
250,000	Johnson & Johnson	1.650	03/01/21	242,208
100,000	Merck & Co, Inc	1.850	02/10/20	98,626
300,000	Merck & Co, Inc	3.875	01/15/21	305,205
200,000	Mylan NV	3.750	12/15/20	200,132
300,000	Novartis Capital Corp	1.800	02/14/20	295,682
600,000	Pfizer, Inc	1.700	12/15/19	591,907
100,000	Pfizer, Inc	3.000	09/15/21	99,950
300,000	Sanofi	4.000	03/29/21	305,863
100,000	Zoetis, Inc	3.250	08/20/21	99,845
	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			5,611,202

REAL ESTATE - 0.3%
250,000	American Tower Corp	3.300	02/15/21	248,471
200,000	Boston Properties LP	4.125	05/15/21	203,377
200,000	Digital Realty Trust LP	3.400	10/01/20	200,190
400,000	ERP Operating LP	4.750	07/15/20	408,578
250,000	HCP, Inc	2.625	02/01/20	247,850
100,000	Simon Property Group LP	2.500	09/01/20	98,686
	TOTAL REAL ESTATE			1,407,152

RETAILING - 0.6%
200,000	Amazon.com, Inc	2.600	12/05/19	199,415
100,000	Amazon.com, Inc	1.900	08/21/20	98,039
100,000	AutoZone, Inc	4.000	11/15/20	101,212
100,000	Costco Wholesale Corp	1.750	02/15/20	98,383
400,000	Costco Wholesale Corp	2.150	05/18/21	391,282
350,000	Home Depot, Inc	1.800	06/05/20	344,394
400,000	Lowe’s Cos, Inc	3.750	04/15/21	405,190
450,000	Wal-Mart Stores, Inc	1.900	12/15/20	440,402
100,000	Walmart, Inc	2.850	06/23/20	100,030
200,000	Walmart, Inc	3.125	06/23/21	200,401
	TOTAL RETAILING			2,378,748

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
100,000	Analog Devices, Inc	2.950	01/12/21	99,119
100,000	Intel Corp	1.850	05/11/20	98,399
200,000	Intel Corp	2.450	07/29/20	198,280
200,000	Texas Instruments, Inc	1.750	05/01/20	196,417
	TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			592,215

SOFTWARE & SERVICES - 0.7%
250,000	Adobe Systems, Inc	4.750	02/01/20	255,404
100,000	Baidu, Inc	3.000	06/30/20	99,117
200,000	CA, Inc	5.375	12/01/19	204,423
100,000	DXC Technology Co	2.875	03/27/20	99,166
100,000	Fidelity National Information Services, Inc	2.250	08/15/21	96,558
200,000	Fiserv, Inc	3.500	10/01/22	198,944
100,000	International Business Machines Corp	1.900	01/27/20	98,784
200,000	Microsoft Corp	1.100	08/08/19	197,440
300,000	Microsoft Corp	1.850	02/06/20	296,353
500,000	Microsoft Corp	2.000	11/03/20	491,101
252

TIAA-CREF FUNDS - Short-Term Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Oracle Corp	3.875%	07/15/20	$508,118
400,000		Oracle Corp	1.900	09/15/21	386,021
100,000		VMware, Inc	2.300	08/21/20	98,027
		TOTAL SOFTWARE & SERVICES			3,029,456

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
100,000		Amphenol Corp	2.200	04/01/20	98,239
200,000		Apple, Inc	1.100	08/02/19	197,419
200,000		Apple, Inc	1.500	09/12/19	197,823
100,000		Apple, Inc	1.800	11/13/19	98,941
100,000		Apple, Inc	1.900	02/07/20	98,818
100,000		Apple, Inc	1.800	05/11/20	98,326
100,000		Apple, Inc	2.000	11/13/20	98,225
400,000		Apple, Inc	2.250	02/23/21	392,672
250,000		Apple, Inc	1.550	08/04/21	239,795
292,000		Broadcom Corp	2.375	01/15/20	288,574
100,000		Broadcom Corp	2.200	01/15/21	96,887
100,000		Cisco Systems, Inc	1.400	09/20/19	98,696
200,000		Cisco Systems, Inc	4.450	01/15/20	203,931
500,000		Cisco Systems, Inc	2.450	06/15/20	496,037
250,000		Cisco Systems, Inc	1.850	09/20/21	241,158
500,000	g	Dell International LLC	4.420	06/15/21	507,408
300,000		Hewlett Packard Enterprise Co	3.600	10/15/20	301,416
100,000		Hewlett Packard Enterprise Co	3.500	10/05/21	99,884
250,000		L-3 Communications Corp	4.950	02/15/21	257,120
100,000		QUALCOMM, Inc	2.250	05/20/20	98,691
300,000		Xerox Corp	4.500	05/15/21	301,303
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			4,511,363

TELECOMMUNICATION SERVICES - 0.5%
200,000		Alibaba Group Holding Ltd	2.500	11/28/19	198,960
250,000		America Movil SAB de C.V.	5.000	03/30/20	256,042
264,000		AT&T, Inc	5.200	03/15/20	271,697
200,000		AT&T, Inc	2.450	06/30/20	197,276
550,000		AT&T, Inc	3.200	03/01/22	541,738
300,000		Orange S.A.	1.625	11/03/19	295,433
250,000		Telefonica Emisiones SAU	5.134	04/27/20	256,930
300,000		Verizon Communications, Inc	4.600	04/01/21	309,351
		TOTAL TELECOMMUNICATION SERVICES			2,327,427

TRANSPORTATION - 0.5%
200,000		Boeing Co	1.650	10/30/20	194,456
200,000		Canadian National Railway Co	2.400	02/03/20	198,325
100,000		Delta Air Lines, Inc	2.875	03/13/20	99,185
100,000		Delta Air Lines, Inc	2.600	12/04/20	97,811
100,000		Delta Air Lines, Inc	3.400	04/19/21	99,374
100,000		FedEx Corp	2.300	02/01/20	99,116
200,000		Northrop Grumman Corp	2.080	10/15/20	195,493
100,000		Royal Caribbean Cruises Ltd	2.650	11/28/20	98,327
250,000		Ryder System, Inc	2.500	05/11/20	246,984
200,000		Ryder System, Inc	3.500	06/01/21	199,810
250,000		Union Pacific Corp	2.250	06/19/20	246,663
100,000		Union Pacific Corp	3.200	06/08/21	99,932
253

TIAA-CREF FUNDS - Short-Term Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	United Parcel Service, Inc	2.050%	04/01/21	$292,111
	TOTAL TRANSPORTATION			2,167,587

UTILITIES - 1.1%
200,000	Berkshire Hathaway Energy Co	2.400	02/01/20	198,342
100,000	Berkshire Hathaway Energy Co	2.375	01/15/21	98,382
200,000	CMS Energy Corp	6.250	02/01/20	207,814
200,000	Commonwealth Edison Co	4.000	08/01/20	202,550
100,000	Consolidated Edison, Inc	2.000	03/15/20	98,323
400,000	Dominion Energy, Inc	2.579	07/01/20	394,796
250,000	Dominion Gas Holdings LLC	2.800	11/15/20	246,200
75,000	Dominion Resources, Inc	1.600	08/15/19	74,137
300,000	Duke Energy Carolinas LLC	4.300	06/15/20	306,798
100,000	Edison International	2.125	04/15/20	98,046
100,000	Eversource Energy	2.500	03/15/21	98,228
200,000	Exelon Generation Co LLC	2.950	01/15/20	199,449
100,000	Georgia Power Co	2.000	03/30/20	98,139
100,000	Georgia Power Co	2.000	09/08/20	97,492
200,000	LG&E and KU Energy LLC	3.750	11/15/20	200,805
100,000	Nevada Power Co	2.750	04/15/20	99,714
200,000	NextEra Energy Capital Holdings, Inc	3.342	09/01/20	200,405
100,000	Northern States Power Co	2.200	08/15/20	98,291
300,000	Pacific Gas & Electric Co	3.500	10/01/20	300,282
100,000	Pinnacle West Capital Corp	2.250	11/30/20	97,461
100,000	Public Service Enterprise Group, Inc	1.600	11/15/19	98,318
100,000	Sempra Energy	1.625	10/07/19	98,554
200,000	Sempra Energy	2.400	02/01/20	197,501
100,000	South Carolina Electric & Gas Co	3.500	08/15/21	99,615
300,000	Southern Co	2.350	07/01/21	290,879
100,000	Southern Power Co	1.950	12/15/19	98,633
100,000	WEC Energy Group, Inc	3.375	06/15/21	100,027
300,000	ZB NA	3.500	08/27/21	298,244
	TOTAL UTILITIES			4,697,425

	TOTAL CORPORATE BONDS			106,502,529
	(Cost $107,680,465)

GOVERNMENT BONDS - 74.3%

AGENCY SECURITIES - 3.7%
1,000,000	Federal Farm Credit Bank (FFCB)	2.375	03/27/20	993,939
500,000	Federal Home Loan Bank (FHLB)	2.125	02/11/20	495,805
2,400,000	FHLB	1.875	03/13/20	2,367,936
3,000,000	FHLB	2.625	05/28/20	2,991,435
250,000	FHLB	2.625	10/01/20	248,768
750,000	FHLB	1.125	07/14/21	715,107
1,500,000	Federal Home Loan Mortgage Corp (FHLMC)	1.875	11/17/20	1,469,972
500,000	FHLMC	2.375	02/16/21	494,232
1,050,000	Federal National Mortgage Association (FNMA)	0.875	08/02/19	1,035,265
3,500,000	FNMA	1.750	11/26/19	3,463,015
1,000,000	FNMA	1.500	11/30/20	971,940
300,000	Private Export Funding Corp (PEFCO)	1.450	08/15/19	296,522
200,000	Ukraine Government AID Bonds	1.847	05/29/20	196,718
	TOTAL AGENCY SECURITIES			15,740,654
254

TIAA-CREF FUNDS - Short-Term Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
FOREIGN GOVERNMENT BONDS - 7.2%
$100,000	African Development Bank	1.625%	10/02/18	$100,000
200,000	African Development Bank	1.000	11/02/18	199,788
200,000	African Development Bank	1.875	03/16/20	197,142
150,000	African Development Bank	2.625	03/22/21	148,635
200,000	Asian Development Bank	0.875	10/05/18	199,978
100,000	Asian Development Bank	1.375	01/15/19	99,700
300,000	Asian Development Bank	1.750	01/10/20	296,023
1,500,000	Asian Development Bank	1.375	03/23/20	1,468,103
500,000	Asian Development Bank	1.625	03/16/21	484,130
200,000	Colombia Government International Bond	7.375	03/18/19	204,100
100,000	Corp Andina de Fomento	2.200	07/18/20	97,955
100,000	Council of Europe Development Bank	1.500	05/17/19	99,261
300,000	Council Of Europe Development Bank	1.000	02/04/19	298,387
600,000	European Bank for Reconstruction & Development	1.750	11/26/19	592,812
300,000	European Bank for Reconstruction & Development	2.750	04/26/21	298,159
1,200,000	European Investment Bank	1.625	08/14/20	1,171,932
2,000,000	European Investment Bank	2.875	09/15/20	1,997,320
2,000,000	European Investment Bank	2.375	05/13/21	1,969,754
100,000	Export Development Canada	1.000	11/01/18	99,884
100,000	Export Development Canada	1.250	12/10/18	99,737
100,000	Export Development Canada	1.250	02/04/19	99,552
100,000	Export Development Canada	1.625	01/17/20	98,410
100,000	Export Development Canada	1.625	06/01/20	97,868
250,000	Export Development Canada	2.000	11/30/20	244,917
200,000	Export-Import Bank of Korea	1.750	05/26/19	198,455
250,000	Export-Import Bank of Korea	2.500	11/01/20	245,276
200,000	FMS Wertmanagement AoeR	1.000	08/16/19	196,983
350,000	FMS Wertmanagement AoeR	1.750	01/24/20	344,978
250,000	Hungary Government International Bond	5.750	11/22/23	270,723
500,000	Inter-American Development Bank	1.750	10/15/19	494,924
1,636,000	Inter-American Development Bank	1.375	07/15/20	1,593,122
200,000	Inter-American Development Bank	2.625	04/19/21	198,169
100,000	International Bank for Reconstruction & Development	1.000	10/05/18	99,989
600,000	International Bank for Reconstruction & Development	1.250	07/26/19	593,408
500,000	International Bank for Reconstruction & Development	1.875	10/07/19	495,889
1,200,000	International Bank for Reconstruction & Development	1.875	04/21/20	1,182,145
200,000	International Bank for Reconstruction & Development	1.625	09/04/20	195,284
1,000,000	International Bank for Reconstruction & Development	1.625	03/09/21	968,740
500,000	International Bank for Reconstruction & Development	2.000	01/26/22	483,628
75,000	International Finance Corp	1.250	11/27/18	74,870
500,000	International Finance Corp	1.750	03/30/20	491,745
500,000	International Finance Corp	2.250	01/25/21	492,075
400,000	Japan Bank for International Cooperation	2.250	02/24/20	395,899
100,000	Japan Bank for International Cooperation	2.125	06/01/20	98,451
150,000	Japan Bank for International Cooperation	2.125	07/21/20	147,342
200,000	Japan Bank for International Cooperation	2.125	11/16/20	195,728
100,000	KFW	1.500	02/06/19	99,667
1,000,000	KFW	1.000	07/15/19	987,199
1,400,000	KFW	4.000	01/27/20	1,420,850
350,000	KFW	1.750	03/31/20	344,253
255

TIAA-CREF FUNDS - Short-Term Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,500,000	KFW	1.875%	06/30/20	$1,473,779
100,000	KFW	2.750	10/01/20	99,638
100,000	KFW	1.875	12/15/20	97,675
2,000,000	KFW	2.625	04/12/21	1,982,447
300,000	Landwirtschaftliche Rentenbank	1.375	10/23/19	295,796
300,000	Mexico Government International Bond	3.500	01/21/21	300,558
100,000	Nordic Investment Bank	2.250	02/01/21	98,347
500,000	Nordic Investment Bank	2.250	09/30/21	488,487
200,000	Poland Government International Bond	6.375	07/15/19	205,501
200,000	Province of Alberta Canada	1.900	12/06/19	197,624
1,200,000	Province of Ontario Canada	4.400	04/14/20	1,225,265
200,000	Province of Quebec Canada	3.500	07/29/20	201,746
200,000	Republic of Hungary	6.250	01/29/20	207,689
200,000	Republic of the Philippines	6.500	01/20/20	208,884
200,000	Svensk Exportkredit AB	1.750	05/18/20	196,132
200,000	Svensk Exportkredit AB	1.750	08/28/20	195,436
200,000	Svensk Exportkredit AB	2.875	05/22/21	199,057
	TOTAL FOREIGN GOVERNMENT BONDS			30,647,400

MUNICIPAL BONDS - 0.1%
100,000	Florida State Board of Administration Finance Corp	2.163	07/01/19	99,660
250,000	Tennessee Valley Authority	2.250	03/15/20	248,146
	TOTAL MUNICIPAL BONDS			347,806

U.S. TREASURY SECURITIES - 63.3%
13,000,000	United States Treasury Note	1.875	12/31/19	12,866,953
6,700,000	United States Treasury Note	1.375	01/15/20	6,586,152
4,500,000	United States Treasury Note	2.000	01/31/20	4,457,461
9,000,000	United States Treasury Note	2.250	02/29/20	8,938,125
15,000,000	United States Treasury Note	1.625	03/15/20	14,760,938
9,500,000	United States Treasury Note	2.250	03/31/20	9,428,750
3,500,000	United States Treasury Note	1.500	04/15/20	3,433,418
11,750,000	United States Treasury Note	2.375	04/30/20	11,677,021
4,400,000	United States Treasury Note	1.500	05/15/20	4,310,969
14,500,000	United States Treasury Note	2.500	05/31/20	14,431,465
7,000,000	United States Treasury Note	2.500	06/30/20	6,964,453
7,700,000	United States Treasury Note	1.500	07/15/20	7,525,246
2,200,000	United States Treasury Note	2.625	07/31/20	2,192,867
9,200,000	United States Treasury Note	1.500	08/15/20	8,981,859
17,000,000	United States Treasury Note	2.625	08/31/20	16,939,570
5,750,000	United States Treasury Note	1.375	09/15/20	5,593,223
14,000,000	United States Treasury Note	2.750	09/30/20	13,981,940
7,450,000	United States Treasury Note	1.625	10/15/20	7,272,772
8,500,000	United States Treasury Note	1.750	11/15/20	8,310,410
6,250,000	United States Treasury Note	1.875	12/15/20	6,121,826
9,900,000	United States Treasury Note	2.000	01/15/21	9,713,215
15,500,000	United States Treasury Note	2.250	02/15/21	15,284,453
7,000,000	United States Treasury Note	2.375	03/15/21	6,920,977
5,150,000	United States Treasury Note	2.375	04/15/21	5,088,441
11,600,000	United States Treasury Note	2.625	05/15/21	11,528,406
10,250,000	United States Treasury Note	2.625	06/15/21	10,183,535
17,750,000	United States Treasury Note	2.625	07/15/21	17,630,049
12,250,000	United States Treasury Note	2.750	08/15/21	12,205,020
256

TIAA-CREF FUNDS - Short-Term Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$7,500,000	United States Treasury Note	2.750%	09/15/21	$7,471,875
	TOTAL U.S. TREASURY SECURITIES			270,801,389

	TOTAL GOVERNMENT BONDS			317,537,249
	(Cost $320,779,085)

	TOTAL BONDS			424,039,778
	(Cost $428,459,550)

SHORT-TERM INVESTMENTS - 0.1%

GOVERNMENT AGENCY DEBT - 0.1%
550,000	Federal Home Loan Bank (FHLB)	2.000	10/01/18	550,000
	TOTAL GOVERNMENT AGENCY DEBT			550,000

	TOTAL SHORT-TERM INVESTMENTS			550,000
	(Cost $550,000)

	TOTAL INVESTMENTS - 99.3%			424,589,778
	(Cost $429,009,550)
	OTHER ASSETS & LIABILITIES, NET - 0.7%			2,987,212
	NET ASSETS - 100.0%			$427,576,990

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2018, the aggregate value of these securities was $1,303,150 or 0.3% of net assets.
257

TIAA-CREF FUNDS - Social Choice Bond Fund

TIAA-CREF FUNDS

SOCIAL CHOICE BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2018

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 1.0%

CAPITAL GOODS - 0.0%
$940,385	i	Manitowoc Foodservice, Inc	LIBOR 1 M + 2.750%	4.990%	03/03/23	$943,911
		TOTAL CAPITAL GOODS				943,911

CONSUMER DURABLES & APPAREL - 0.0%
446,625	i	Hanesbrands, Inc	LIBOR 1 M + 1.750%	3.990	12/16/24	448,581
		TOTAL CONSUMER DURABLES & APPAREL				448,581

ENERGY - 0.2%
5,362,609	i	TerraForm Power Operating LLC	LIBOR 1 M + 2.000%	4.240	11/08/22	5,376,016
		TOTAL ENERGY				5,376,016

MATERIALS - 0.1%
3,215,584	i	H.B. Fuller Co	LIBOR 1 M + 2.000%	4.170	10/21/24	3,211,179
		TOTAL MATERIALS				3,211,179

MEDIA - 0.2%
4,980,613	i	Charter Communications Operating LLC	LIBOR 1 M + 2.000%	4.250	04/30/25	4,986,839
		TOTAL MEDIA				4,986,839

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
4,267,022	i	MTS Systems Corp	LIBOR 1 M + 3.250%	5.410	07/05/23	4,285,711
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				4,285,711

UTILITIES - 0.3%
4,462,182	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	5.320	11/28/24	4,495,648
1,806,990	†,i	Terra-Gen Finance Co LLC	LIBOR 1 M + 4.250%	6.490	12/09/21	1,481,732
		TOTAL UTILITIES				5,977,380

		TOTAL BANK LOAN OBLIGATIONS				25,229,617
		(Cost $25,395,561)

BONDS - 96.9%

CORPORATE BONDS - 37.1%

AUTOMOBILES & COMPONENTS - 0.2%
1,300,000	g	Adient Global Holdings Ltd		4.875	08/15/26	1,155,375
5,000,000		Ford Motor Co		4.750	01/15/43	4,166,450
		TOTAL AUTOMOBILES & COMPONENTS				5,321,825

BANKS - 9.3%
6,200,000		Bank of America Corp		2.151	11/09/20	6,067,191
5,000,000	i	Bank of Montreal	LIBOR 3 M + 0.250%	2.581	09/11/19	5,007,284
3,000,000	g	Bank of Montreal		2.500	01/11/22	2,928,026
258

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$5,000,000	i	Bank of Montreal	LIBOR 3 M + 0.630%	2.961%	09/11/22	$5,026,230
1,000,000		Bank of Nova Scotia		2.125	09/11/19	992,828
3,000,000	g	Bank of Nova Scotia		1.875	09/20/21	2,880,024
10,000,000		BB&T Corp		3.700	06/05/25	9,960,284
5,000,000	g	Canadian Imperial Bank of Commerce		3.150	06/27/21	4,983,561
10,000,000	i	Canadian Imperial Bank of Commerce	LIBOR 3 M + 0.660%	2.994	09/13/23	10,013,600
5,000,000	i	Citizens Bank NA	LIBOR 3 M + 0.540%	2.861	03/02/20	5,015,607
250,000	i	Citizens Bank NA	LIBOR 3 M + 0.570%	2.881	05/26/20	250,769
1,125,000		Citizens Financial Group, Inc		2.375	07/28/21	1,085,284
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA		3.950	11/09/22	248,377
6,000,000	i	Cooperatieve Rabobank UA	LIBOR 3 M + 0.430%	2.765	04/26/21	6,012,612
1,850,000		Cooperatieve Rabobank UA		2.750	01/10/22	1,800,058
5,000,000	i	Cooperatieve Rabobank UA	LIBOR 3 M + 0.480%	2.811	01/10/23	4,988,157
3,037,000		Cooperatieve Rabobank UA		3.750	07/21/26	2,867,144
3,150,000		Discover Bank		3.350	02/06/23	3,058,150
3,300,000		Discover Bank		3.450	07/27/26	3,069,076
7,800,000		Discover Bank		4.650	09/13/28	7,814,500
5,000,000		HSBC Holdings plc		3.033	11/22/23	4,828,029
4,435,000	g	ING Bank NV		2.000	11/26/18	4,431,329
500,000	g	Intesa Sanpaolo S.p.A		5.017	06/26/24	451,080
2,500,000	g	Intesa Sanpaolo S.p.A		5.710	01/15/26	2,279,691
2,100,000		KeyBank NA		2.350	03/08/19	2,097,965
10,000,000		KeyCorp		4.100	04/30/28	9,942,400
10,000,000	i	M&T Bank Corp	LIBOR 3 M + 0.680%	3.015	07/26/23	10,067,737
8,280,000	i	Manufacturers & Traders Trust Co	LIBOR 3 M + 0.270%	2.605	01/25/21	8,281,002
1,000,000		Manufacturers & Traders Trust Co		2.900	02/06/25	953,121
3,530,000		Manufacturers & Traders Trust Co		3.400	08/17/27	3,389,176
5,725,000		Mitsubishi UFJ Financial Group, Inc		2.527	09/13/23	5,380,623
10,310,000		People’s United Bank		4.000	07/15/24	10,182,776
5,500,000		People’s United Financial, Inc		3.650	12/06/22	5,451,844
5,290,000	i	PNC Bank NA	LIBOR 3 M + 0.250%	2.597	01/22/21	5,290,447
7,750,000		PNC Bank NA		2.700	11/01/22	7,464,307
2,993,000		PNC Bank NA		2.950	01/30/23	2,896,423
10,000,000	i	Regions Bank	LIBOR 3 M + 0.380%	2.776	04/01/21	10,001,708
6,000,000	i	Regions Bank	LIBOR 3 M + 0.500%	2.838	08/13/21	6,004,662
5,000,000		Regions Financial Corp		2.750	08/14/22	4,820,848
2,000,000		Royal Bank of Canada		1.875	02/05/20	1,969,144
3,000,000		Royal Bank of Canada		2.100	10/14/20	2,935,214
10,712,000		SVB Financial Group		3.500	01/29/25	10,352,868
2,500,000		Toronto-Dominion Bank		1.450	08/13/19	2,471,721
3,000,000	g	Toronto-Dominion Bank		1.950	04/02/20	2,948,954
5,000,000		Toronto-Dominion Bank		1.850	09/11/20	4,886,322
6,000,000	i	Toronto-Dominion Bank	LIBOR 3 M + 0.260%	2.594	09/17/20	6,006,646
2,500,000		Toronto-Dominion Bank		1.800	07/13/21	2,403,509
5,000,000		US Bancorp		2.950	07/15/22	4,894,972
10,000,000	i	US Bank NA	LIBOR 3 M + 0.290%	2.602	05/21/21	10,015,933
3,000,000	g	Westpac Banking Corp		2.100	02/25/21	2,917,614
		TOTAL BANKS				240,086,827

CAPITAL GOODS - 1.1%
4,500,000	i	3M Co	LIBOR 3 M + 0.300%	2.519	02/14/24	4,490,718
5,000,000		Air Lease Corp		3.875	07/03/23	4,953,578
1,000,000		Air Lease Corp		4.250	09/15/24	994,733

259

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,150,000		Anixter, Inc		5.500%	03/01/23	$1,187,375
3,000,000		CNH Industrial Capital LLC		3.875	10/15/21	2,991,610
4,000,000		CNH Industrial Capital LLC		4.200	01/15/24	3,978,821
1,000,000		Parker-Hannifin Corp		4.200	11/21/34	1,000,071
500,000		Pentair Finance S.A.		2.650	12/01/19	497,517
500,000		Rockwell Collins, Inc		3.700	12/15/23	497,367
1,825,000		Trimble, Inc		4.150	06/15/23	1,825,810
5,000,000		Trimble, Inc		4.900	06/15/28	5,025,952
		TOTAL CAPITAL GOODS				27,443,552

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
2,200,000		Waste Management, Inc		3.900	03/01/35	2,147,185
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				2,147,185

CONSUMER DURABLES & APPAREL - 0.2%
4,956,507		Rimon LLC		2.623	06/25/26	4,839,417
		TOTAL CONSUMER DURABLES & APPAREL				4,839,417

CONSUMER SERVICES - 0.6%
4,040,000		Henry J Kaiser Family Foundation		3.356	12/01/25	3,902,498
3,350,000		New York Public Library Astor Lenox & Tilden Foundations		4.305	07/01/45	3,286,547
100,000		Salvation Army		5.637	09/01/26	107,873
5,000,000		Salvation Army		4.528	09/01/48	4,909,243
3,600,000		Starbucks Corp		2.450	06/15/26	3,240,424
		TOTAL CONSUMER SERVICES				15,446,585

DIVERSIFIED FINANCIALS - 3.4%
10,000,000	i	American Express Co	LIBOR 3 M + 0.750%	3.098	08/03/23	10,004,343
5,000,000		American Express Co		3.000	10/30/24	4,774,432
2,125,000		Bank of New York Mellon Corp		2.661	05/16/23	2,057,422
567,000	g	EDP Finance BV		4.125	01/15/20	570,011
500,000	g	EDP Finance BV		5.250	01/14/21	513,420
5,625,000	g	EDP Finance BV		3.625	07/15/24	5,364,979
5,250,000		Ford Foundation		3.859	06/01/47	5,074,891
2,500,000		Ford Motor Credit Co LLC		2.943	01/08/19	2,502,549
1,000,000	i	Ford Motor Credit Co LLC	LIBOR 3 M + 0.930%	3.271	11/04/19	1,002,531
3,211,000		Ford Motor Credit Co LLC		3.157	08/04/20	3,179,740
1,000,000		Ford Motor Credit Co LLC		3.339	03/28/22	966,355
5,000,000		Morgan Stanley		2.200	12/07/18	4,997,200
5,000,000	g	Pattern Energy Group, Inc		5.875	02/01/24	5,050,000
1,500,000		Reinvestment Fund, Inc		3.166	11/01/23	1,466,680
3,000,000		Reinvestment Fund, Inc		3.600	02/15/24	2,974,947
2,500,000		Reinvestment Fund, Inc		3.366	11/01/24	2,438,453
5,000,000		Reinvestment Fund, Inc		3.513	11/01/25	4,879,829
5,000,000		Reinvestment Fund, Inc		3.880	02/15/27	4,945,528
5,000,000		State Street Corp		2.653	05/15/23	4,840,907
6,000,000	i	Toyota Motor Credit Corp	LIBOR 3 M + 0.280%	2.617	04/13/21	6,007,722
15,750,000		Unilever Capital Corp		2.000	07/28/26	13,920,347
		TOTAL DIVERSIFIED FINANCIALS				87,532,286
260

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
ENERGY - 2.9%
$2,264,000		Apache Corp		3.250%	04/15/22	$2,228,363
5,000,000		Cenovus Energy, Inc		5.250	06/15/37	4,951,330
1,500,000		Cimarex Energy Co		3.900	05/15/27	1,431,327
2,500,000	g	Colorado Interstate Gas Co LLC		4.150	08/15/26	2,446,094
3,616,800	g	Continental Wind LLC		6.000	02/28/33	3,700,040
1,000,000		EOG Resources, Inc		3.900	04/01/35	974,977
10,000,000	i	EQT Corp	LIBOR 3 M + 0.770%	2.103	10/01/20	9,996,295
4,700,000	g	Greenko Dutch BV		4.875	07/24/22	4,465,000
5,000,000	i	Kinder Morgan, Inc	LIBOR 3 M + 1.280%	3.619	01/15/23	5,078,969
8,000,000		National Oilwell Varco, Inc		3.950	12/01/42	6,929,268
1,925,000		ONEOK, Inc		4.000	07/13/27	1,860,513
3,350,000		ONEOK, Inc		4.950	07/13/47	3,323,601
6,100,000	g,i	Phillips 66	LIBOR 3 M + 0.750%	3.089	04/15/20	6,102,483
500,000		Statoil ASA		3.150	01/23/22	497,700
1,000,000		Statoil ASA		2.450	01/17/23	963,096
500,000		Statoil ASA		2.650	01/15/24	478,655
3,000,000		Statoil ASA		3.950	05/15/43	2,918,026
5,000,000	g	TerraForm Power Operating LLC		5.000	01/31/28	4,650,000
6,000,000		Valero Energy Corp		4.350	06/01/28	6,040,653
4,500,000	g	Woodside Finance Ltd		3.700	03/15/28	4,219,308
		TOTAL ENERGY				73,255,698

HEALTH CARE EQUIPMENT & SERVICES - 1.4%
5,000,000	i	Becton Dickinson & Co	LIBOR 3 M + 1.030%	3.351	06/06/22	5,027,732
7,250,000		Becton Dickinson & Co		3.363	06/06/24	7,002,660
4,250,000		Becton Dickinson & Co		4.685	12/15/44	4,183,927
10,000,000	g,i	Halfmoon Parent, Inc	LIBOR 3 M + 0.890%	3.224	07/15/23	10,000,460
9,150,000	g	Halfmoon Parent, Inc		4.800	08/15/38	9,135,711
1,000,000		Laboratory Corp of America Holdings		3.200	02/01/22	986,524
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				36,337,014

INSURANCE - 0.9%
2,000,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.600%	4.158	07/13/20	2,025,800
3,000,000	g	Five Corners Funding Trust		4.419	11/15/23	3,078,134
5,000,000		Progressive Corp		3.700	01/26/45	4,488,698
2,000,000		Prudential Financial, Inc		5.375	05/15/45	1,995,000
5,000,000	g	Swiss Re Treasury US Corp		2.875	12/06/22	4,848,322
5,653,000	g	Swiss Re Treasury US Corp		4.250	12/06/42	5,493,124
		TOTAL INSURANCE				21,929,078

MATERIALS - 1.7%
4,150,000	g	Commercial Metals Co		5.750	04/15/26	4,025,500
4,500,000		Fibria Overseas Finance Ltd		5.500	01/17/27	4,460,400
1,350,000		International Flavors & Fragrances, Inc		3.400	09/25/20	1,351,485
3,650,000		International Flavors & Fragrances, Inc		5.000	09/26/48	3,650,127
2,000,000		International Paper Co		5.000	09/15/35	2,031,324
1,184,000		International Paper Co		4.800	06/15/44	1,148,541
5,000,000	g	Inversiones CMPC S.A.		4.375	04/04/27	4,878,568
7,225,000	g	Klabin Finance S.A.		4.875	09/19/27	6,385,094
2,000,000		Nutrien Ltd		3.500	06/01/23	1,947,875
1,000,000		Nutrien Ltd		5.250	01/15/45	1,032,867
261

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$2,500,000	g	Sealed Air Corp		5.500%	09/15/25	$2,553,125
6,350,000	g	WestRock Co		3.000	09/15/24	6,001,199
4,975,000	g	WestRock Co		3.750	03/15/25	4,887,516
		TOTAL MATERIALS				44,353,621

MEDIA - 0.7%
2,775,000	g	CCO Holdings LLC		4.000	03/01/23	2,656,508
3,000,000		Charter Communications Operating LLC		3.579	07/23/20	3,001,798
4,250,000		Charter Communications Operating LLC		4.464	07/23/22	4,320,412
5,000,000	i	Discovery Communications LLC	LIBOR 3 M + 0.710%	3.048	09/20/19	5,020,890
2,725,000		Discovery Communications LLC		5.000	09/20/37	2,650,758
		TOTAL MEDIA				17,650,366

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
4,500,000		Bristol-Myers Squibb Co		3.250	08/01/42	3,858,242
5,000,000		Celgene Corp		2.750	02/15/23	4,792,425
5,000,000		Celgene Corp		3.450	11/15/27	4,665,681
4,000,000		GlaxoSmithKline Capital plc		2.693	05/14/21	4,025,760
5,750,000		GlaxoSmithKline Capital plc		3.625	05/15/25	5,738,110
5,674,000	g	Roche Holdings, Inc		2.375	01/28/27	5,149,475
1,150,000		Zoetis, Inc		3.450	11/13/20	1,154,821
7,200,000	i	Zoetis, Inc	LIBOR 3 M + 0.440%	2.762	08/20/21	7,212,434
4,125,000		Zoetis, Inc		4.450	08/20/48	4,078,242
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				40,675,190

REAL ESTATE - 1.5%
4,000,000		Alexandria Real Estate Equities, Inc		4.000	01/15/24	4,008,870
1,975,000		Brandywine Operating Partnership LP		3.950	02/15/23	1,961,760
4,300,000		Brandywine Operating Partnership LP		3.950	11/15/27	4,061,144
6,325,000		Brixmor Operating Partnership LP		3.900	03/15/27	5,990,040
5,000,000		Digital Realty Trust LP		3.950	07/01/22	5,030,365
2,300,000		Healthcare Realty Trust, Inc		3.625	01/15/28	2,139,127
4,725,000		Kilroy Realty LP		3.450	12/15/24	4,517,536
3,557,000		Mid-America Apartments LP		4.000	11/15/25	3,499,378
8,407,000		Regency Centers LP		3.750	06/15/24	8,211,418
450,000		Washington REIT		4.950	10/01/20	458,012
		TOTAL REAL ESTATE				39,877,650

RETAILING - 0.2%
5,768,000		AutoNation, Inc		5.500	02/01/20	5,916,078
		TOTAL RETAILING				5,916,078

TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
5,000,000		Apple, Inc		3.000	06/20/27	4,755,053
4,206,000		Corning, Inc		4.375	11/15/57	3,676,902
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				8,431,955

TELECOMMUNICATION SERVICES - 1.2%
500,000		CenturyLink, Inc		6.750	12/01/23	519,375
5,000,000	i	Verizon Communications, Inc	LIBOR 3 M + 1.000%	3.334	03/16/22	5,105,525
262

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,550,000		Verizon Communications, Inc		3.500%	11/01/24	$1,528,994
11,000,000	i	Verizon Communications, Inc	LIBOR 3 M + 1.100%	3.414	05/15/25	11,095,416
3,000,000		Verizon Communications, Inc		2.625	08/15/26	2,718,652
4,750,000		Verizon Communications, Inc		4.272	01/15/36	4,521,537
6,125,000		Verizon Communications, Inc		5.250	03/16/37	6,522,532
		TOTAL TELECOMMUNICATION SERVICES				32,012,031

TRANSPORTATION - 3.1%
2,450,000		CSX Corp		4.250	11/01/66	2,193,375
5,925,000		Delta Air Lines, Inc		3.625	03/15/22	5,850,825
1,877,299		Delta Air Lines, Inc		4.250	07/30/23	1,873,622
2,789,452		Delta Air Lines, Inc		3.625	07/30/27	2,761,169
2,500,000		Kansas City Southern		4.300	05/15/43	2,344,387
2,500,000		Kansas City Southern		4.950	08/15/45	2,566,849
825,000	g	Mexico City Airport Trust		4.250	10/31/26	775,500
5,000,000	g	Mexico City Airport Trust		5.500	10/31/46	4,400,000
6,125,000	g	Mexico City Airport Trust		5.500	07/31/47	5,466,563
4,599,751		Spirit Airlines Pass Through Trust		3.800	02/15/26	4,448,346
5,887,195		Spirit Airlines Pass Through Trust		3.375	02/15/30	5,627,011
954,633		Spirit Airlines, Inc		4.100	04/01/28	951,053
6,000,000		Union Pacific Corp		4.375	09/10/38	6,094,030
5,250,000		Union Pacific Corp		4.375	11/15/65	4,850,197
5,835,877		Union Pacific Railroad Co		3.227	05/14/26	5,651,788
11,159,506		Union Pacific Railroad Co		2.695	05/12/27	10,329,405
5,000,000	i	United Parcel Service, Inc	LIBOR 3 M + 0.380%	2.695	05/16/22	5,041,298
7,500,000	i	United Parcel Service, Inc	LIBOR 3 M + 0.450%	2.846	04/01/23	7,530,829
		TOTAL TRANSPORTATION				78,756,247

UTILITIES - 6.7%
5,300,000		Avangrid, Inc		3.150	12/01/24	5,050,455
10,025,000		Avista Corp		4.350	06/01/48	10,004,022
300,000	g	Azure Power Energy Ltd		5.500	11/03/22	284,559
7,500,000	g	Brooklyn Union Gas Co		4.273	03/15/48	7,390,990
4,675,000	g,h	Clearway Energy Operating LLC		5.750	10/15/25	4,718,828
1,200,000	g,i	Dominion Energy, Inc	LIBOR 3 M + 0.600%	2.914	05/15/20	1,200,504
3,000,000	g	Electricite de France S.A.		3.625	10/13/25	2,900,929
3,600,000	i	Enbridge, Inc	LIBOR 3 M + 0.700%	3.034	06/15/20	3,613,139
1,700,000		Fortis, Inc		2.100	10/04/21	1,623,965
2,900,000		Fortis, Inc		3.055	10/04/26	2,659,563
5,000,000		Georgia Power Co		3.250	04/01/26	4,719,701
541,960	g	Harper Lake Solar Funding Corp		7.645	12/31/18	546,025
7,350,000	g	Korea Hydro & Nuclear Power Co Ltd		3.750	07/25/23	7,295,897
5,000,000		MidAmerican Energy Co		3.100	05/01/27	4,760,849
5,746,000		MidAmerican Energy Co		3.950	08/01/47	5,501,679
1,000,000	g	NextEra Energy Operating Partners LP		4.250	09/15/24	980,000
1,875,000	g	NextEra Energy Operating Partners LP		4.500	09/15/27	1,795,312
5,248,000		NorthWestern Corp		4.176	11/15/44	5,144,767
5,925,000		PSEG Power LLC		3.850	06/01/23	5,902,121
3,750,000		Public Service Co of Colorado		4.100	06/15/48	3,723,728
1,000,000		Public Service Co of New Hampshire		3.500	11/01/23	997,111
1,750,014		San Diego Gas & Electric Co		1.914	02/01/22	1,707,133
7,500,000		San Diego Gas & Electric Co		4.150	05/15/48	7,337,773
263

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$6,000,000	i	Sempra Energy	LIBOR 3 M + 0.250%	2.589%	07/15/19	$6,002,725
1,000,000		Sempra Energy		2.875	10/01/22	969,405
2,799,226	g	Solar Star Funding LLC		3.950	06/30/35	2,568,758
4,745,548	g	Solar Star Funding LLC		5.375	06/30/35	4,840,387
4,700,000		Southern California Edison Co		3.400	06/01/23	4,653,853
4,700,000		Southern California Edison Co		4.125	03/01/48	4,484,915
2,000,000		Southern Power Co		1.950	12/15/19	1,972,667
2,000,000		Southern Power Co		2.500	12/15/21	1,935,778
10,065,000		Southern Power Co		4.150	12/01/25	9,909,803
7,500,000	g	Star Energy Geothermal Wayang Windu Ltd		6.750	04/24/33	7,091,737
5,000,000		Tampa Electric Co		4.300	06/15/48	4,960,734
8,278,130	g	Topaz Solar Farms LLC		4.875	09/30/39	8,083,847
971,256	g	Topaz Solar Farms LLC		5.750	09/30/39	1,011,655
5,000,000		Westar Energy, Inc		2.550	07/01/26	4,578,711
1,000,000		WGL Holdings, Inc		2.250	11/01/19	985,933
10,000,000	i	WGL Holdings, Inc	LIBOR 3 M + 0.400%	2.717	11/29/19	10,002,627
5,000,000	i	WGL Holdings, Inc	LIBOR 3 M + 0.550%	2.884	03/12/20	5,003,602
4,850,000		ZB NA		3.500	08/27/21	4,821,609
		TOTAL UTILITIES				173,737,796

		TOTAL CORPORATE BONDS				955,750,401
		(Cost $974,112,048)

GOVERNMENT BONDS - 46.7%

AGENCY SECURITIES - 11.7%
12,168,750		Abay Leasing LLC		2.654	11/09/26	11,871,863
782,609		ALEX Alpha LLC		1.617	08/15/24	747,527
1,568,321		Altitude Investments 12 LLC		2.454	12/09/25	1,523,724
4,589,266		Altitude Investments 16 LLC		2.492	03/14/26	4,458,231
2,000,000		Canal Barge Co, Inc		4.500	11/12/34	2,070,268
7,698,322		CES MU2 LLC		2.166	12/16/26	7,341,023
4,064,527		CES MU2 LLC		1.994	05/13/27	3,836,216
6,416,667		DY9 Leasing LLC		2.415	06/30/27	6,180,230
705,015		Ethiopian Leasing LLC		2.566	08/14/26	678,627
617,484		Excalibur One 77B LLC		1.492	01/01/25	586,846
587,421		Export Lease Ten Co LLC		1.650	05/07/25	557,546
5,032,848		Export Leasing LLC		1.859	08/28/21	4,944,490
3,436,239	†,g	Genesis Solar Pass Through Trust		3.875	02/15/38	3,563,380
1,375,000	j	Government Trust Certificate		0.000	04/01/21	1,275,040
2,000,000		Hashemite Kingdom of Jordan Government AID Bond		1.945	06/23/19	1,986,140
1,694,000		418097AE1		2.578	06/30/22	1,668,080
7,909,000		Hashemite Kingdom of Jordan Government AID Bond		3.000	06/30/25	7,770,796
1,199,472		Helios Leasing I LLC		1.734	07/24/24	1,149,749
2,893,691		Helios Leasing II LLC		2.668	03/18/25	2,840,881
3,846,645		HNA LLC		2.291	06/30/27	3,673,200
7,408,641		HNA LLC		2.369	09/18/27	7,090,311
560,000	g	Hospital for Special Surgery		3.500	01/01/23	560,220
1,880,000	i	Housing and Urban Development Corp Ltd	LIBOR 6 M + 0.350%	2.602	09/15/30	1,881,515
3,330,000		Iraq Government AID Bond		2.149	01/18/22	3,229,051
264

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$2,222,221	i	Jupiter Aircraft Leasing LLC	LIBOR 3 M + 0.240%	2.562%	08/19/23	$2,220,082
2,777,775	i	Jupiter Aircraft Leasing LLC	LIBOR 3 M + 0.240%	2.606	09/22/23	2,772,605
6,416,300		Lulwa Ltd		1.888	02/15/25	6,149,035
2,276,780		Lulwa Ltd		1.831	03/26/25	2,173,980
4,965,823		Mexican Aircraft Finance IV LLC		2.537	07/13/25	4,850,723
7,688,250		Mexican Aircraft Finance V LLC		2.329	01/14/27	7,399,593
2,500,000		Montefiore Medical Center		2.152	10/20/26	2,315,286
6,331,893		MSN 41079 and 41084 Ltd		1.717	07/13/24	6,064,370
1,765,430		MSN 41079 and 41084 Ltd		1.631	12/14/24	1,679,538
13,360,000	†	NCUA Guaranteed Notes		3.000	06/12/19	13,398,744
11,393,000	†	NCUA Guaranteed Notes		3.450	06/12/21	11,537,235
2,540,000		New York Society for the Relief of the Ruptured & Crippled		2.881	12/20/31	2,432,556
2,080,000	j	Overseas Private Investment Corp (OPIC)		0.000	11/13/18	2,107,987
2,000,000	j	OPIC		0.010	07/23/19	2,012,325
3,150,000	j	OPIC		0.000	09/30/19	3,165,295
830,516	j	OPIC		0.000	11/15/19	897,606
7,500,000	j	OPIC		0.000	01/26/21	7,508,557
3,881,000	j	OPIC		0.000	07/17/21	3,831,659
2,026,620		OPIC		2.290	09/15/26	1,956,930
1,899,080		OPIC		2.040	12/15/26	1,828,305
3,025,210		OPIC		2.740	09/15/29	2,909,919
2,904,202		OPIC		3.220	09/15/29	2,884,693
968,067		OPIC		3.280	09/15/29	964,044
774,000		OPIC		4.140	05/15/30	800,749
172,796		OPIC		3.540	06/15/30	174,839
182,836		OPIC		3.370	12/15/30	183,205
435,081		OPIC		3.820	12/20/32	442,006
217,540		OPIC		3.938	12/20/32	222,883
933,197		OPIC		3.330	05/15/33	916,440
904,260		OPIC		3.160	06/01/33	873,936
1,146,187		OPIC		2.810	07/31/33	1,082,165
916,949		OPIC		2.940	07/31/33	874,260
1,375,416		OPIC		3.250	07/31/33	1,341,931
3,750,000		OPIC		3.480	06/15/35	3,715,220
4,366,011		Penta Aircraft Leasing LLC		1.691	04/29/25	4,153,049
1,477,891		Phoenix LLC		1.607	07/03/24	1,413,219
4,090,907	i	Pluto Aircraft Leasing LLC	LIBOR 3 M + 0.210%	2.553	02/07/23	4,088,266
2,102,726		Portmarnock Leasing LLC		1.741	10/22/24	2,012,130
2,000,000		Private Export Funding Corp (PEFCO)		2.300	09/15/20	1,973,506
1,000,000		PEFCO		3.550	01/15/24	1,018,333
1,000,000		PEFCO		3.250	06/15/25	994,881
6,939,777		Safina Ltd		1.550	01/15/22	6,772,761
3,798,608		Safina Ltd		2.000	12/30/23	3,685,461
6,148,468		Sandalwood LLC		2.897	07/10/25	6,079,035
4,385,450		Sandalwood LLC		2.821	02/12/26	4,315,042
7,982,558		Santa Rosa Leasing LLC		1.472	11/03/24	7,571,237
2,779,394		Tagua Leasing LLC		1.900	07/12/24	2,678,602
3,944,242		Tagua Leasing LLC		1.732	09/18/24	3,771,362
4,055,367		Tagua Leasing LLC		1.581	11/16/24	3,856,875
1,354,000		Ukraine Government AID Bonds		1.844	05/16/19	1,346,396
2,700,000		Ukraine Government AID Bonds		1.847	05/29/20	2,655,693
9,200,000		Ukraine Government AID Bonds		1.471	09/29/21	8,804,722
265

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$3,150,000		Ulani MSN 35940 LLC		2.227%	05/16/25	$3,050,035
4,407,609		Ulani MSN 37894		2.184	12/20/24	4,269,627
4,688,102		Union 11 Leasing LLC		2.405	01/23/24	4,594,259
2,065,695		Union 12 Leasing LLC		2.164	02/17/24	2,009,673
730,401		Union 13 Leasing LLC		1.870	06/28/24	702,611
2,837,892		Union 16 Leasing LLC		1.863	01/22/25	2,720,397
200,000		UNM Sandoval Regional Medical Center		4.500	07/20/36	203,806
510,000		US Department of Housing and Urban Development (HUD)		2.050	08/01/19	507,139
416,000		HUD		4.870	08/01/19	423,212
989,000		HUD		5.450	08/01/19	998,108
3,663,000		HUD		1.980	08/01/20	3,601,194
410,000		HUD		2.450	08/01/20	406,116
150,000		HUD		3.430	08/01/20	151,505
1,361,000		HUD		2.450	08/01/22	1,332,136
2,000,000		HUD		2.800	08/01/23	1,973,900
500,000		HUD		2.910	08/01/23	494,452
1,719,000		HUD		5.380	08/01/27	1,754,765
2,053,018		VCA Lease LLC		1.859	03/08/25	1,963,842
6,218,954		VCH Lease S.A.		1.736	05/15/25	5,917,673
1,500,000		VCM Lease S.A.		2.516	09/28/27	1,446,299
857,000		Vessel Management Services, Inc		3.432	08/15/36	799,248
301,000		Vessel Management Services, Inc		3.477	01/16/37	281,922
1,660,833	i	Washington Aircraft 2 Co Ltd	LIBOR 3 M + 0.430%	2.804	06/26/24	1,666,378
2,746,517		Windermere Aviation LLC		2.351	05/27/26	2,650,871
3,998,135		Zarapito Leasing LLC		2.628	11/12/26	3,890,053
		TOTAL AGENCY SECURITIES				300,173,446

FOREIGN GOVERNMENT BONDS - 5.8%
5,000,000		African Development Bank		1.375	12/17/18	4,989,995
1,000,000		African Development Bank		2.375	09/23/21	980,899
2,000,000		Asian Development Bank		2.125	03/19/25	1,877,912
2,000,000		Asian Development Bank		1.750	08/14/26	1,800,219
10,000,000		Asian Development Bank		3.125	09/26/28	9,917,873
5,000,000	g	Bank Nederlandse Gemeenten NV		2.125	12/14/20	4,906,729
138,451	g	Carpintero Finance Ltd		2.004	09/18/24	133,488
5,000,000	g	CPPIB Capital, Inc		2.750	11/02/27	4,732,011
5,000,000		European Bank for Reconstruction & Development		0.875	07/22/19	4,929,265
2,225,000		European Investment Bank		2.000	03/15/21	2,174,233
3,750,000	g	European Investment Bank		2.875	06/13/25	3,681,909
1,250,000		European Investment Bank		2.375	05/24/27	1,171,852
2,000,000	g	European Stability Mechanism		2.125	11/03/22	1,924,778
5,500,000		Export Development Canada		1.250	12/10/18	5,485,520
1,000,000		Export Development Canada		1.625	12/03/19	986,276
5,000,000		Export Development Canada		2.000	11/30/20	4,898,350
5,000,000	i	Inter-American Development Bank	LIBOR 3 M + 0.010%	2.349	01/15/22	4,996,837
2,900,000		International Bank for Reconstruction & Development		2.750	05/31/36	2,502,451
6,000,000	g	International Development Association		2.750	04/24/23	5,911,650
5,000,000		International Finance Corp		1.750	03/30/20	4,917,448
5,000,000		International Finance Corp		1.546	11/04/21	4,744,115
2,500,000		International Finance Corp		2.125	04/07/26	2,329,702
5,000,000	i	Japan Bank for International Cooperation	LIBOR 3 M + 0.480%	2.801	06/01/20	5,023,938
266

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$2,500,000		Japan Bank for International Cooperation		1.875%	04/20/21	$2,417,842
3,000,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	2,907,570
3,350,000	g	Japan Finance Organization for Municipalities		3.375	09/27/23	3,337,446
3,050,000	g	Kommunalbanken AS.		1.375	10/26/20	2,951,146
2,000,000	g	Kommunalbanken AS.		2.125	02/11/25	1,871,706
4,000,000	g	Kommuninvest I Sverige AB		1.500	04/23/19	3,975,264
5,000,000	i	Korea Development Bank	LIBOR 3 M + 0.725%	3.062	07/06/22	5,005,313
5,000,000		Kreditanstalt fuer Wiederaufbau		2.000	11/30/21	4,844,083
2,875,000	g	Nacional Financiera SNC		3.375	11/05/20	2,849,872
5,000,000	g	Nederlandse Waterschapsbank NV		2.375	03/24/26	4,704,645
10,570,000		North American Development Bank		2.300	10/10/18	10,570,666
3,100,000		North American Development Bank		4.375	02/11/20	3,143,791
4,000,000		North American Development Bank		2.400	10/26/22	3,836,872
5,650,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	5,551,125
500,000		Province of Manitoba Canada		3.050	05/14/24	491,383
5,000,000		Province of Quebec Canada		2.750	04/12/27	4,756,534
		TOTAL FOREIGN GOVERNMENT BONDS				148,232,708

MORTGAGE BACKED - 6.4%
1,675,602		Federal Home Loan Mortgage Corp (FHLMC)		3.500	08/15/43	1,678,186
1,338,619		FHLMC		3.000	03/15/44	1,295,860
1,876,318		FHLMC		3.500	09/15/44	1,859,980
2,076,831	i	FHLMC	LIBOR 1 M + 6.470%	8.731	06/15/48	2,155,871
1,940,000	i	FHLMC	LIBOR 1 M + 6.400%	8.661	10/15/48	1,939,886
579,618		Federal Home Loan Mortgage Corp Gold (FGLMC)		3.500	03/01/27	583,086
213,588		FGLMC		5.000	06/01/36	226,745
1,935,541		FGLMC		5.000	08/01/44	2,053,477
317,962		FGLMC		3.500	04/01/45	314,378
1,878,482		FGLMC		3.500	10/01/45	1,856,874
1,696,469		FGLMC		4.000	12/01/45	1,724,835
4,010,713		FGLMC		3.500	08/01/46	3,970,113
3,721,062		FGLMC		3.000	01/01/47	3,562,785
7,801,891		FGLMC		3.000	02/01/47	7,472,362
400,856		FGLMC		4.500	06/01/47	421,988
629,604		FGLMC		4.000	09/01/47	644,811
5,295,735		FGLMC		3.500	03/01/48	5,227,809
2,644,093		FGLMC		4.000	03/01/48	2,686,745
997,385	h	FGLMC		4.000	07/01/48	1,013,231
4,461,680		FGLMC		4.500	08/01/48	4,654,715
3,000,000		Federal National Mortgage Association (FNMA)		1.625	01/21/20	2,957,229
119,256		FNMA		3.500	11/01/25	120,156
5,000,000	i	FNMA		2.878	02/25/27	4,735,253
1,527,526		FNMA		3.500	02/01/32	1,537,131
818,234		FNMA		3.500	05/01/32	825,421
1,667,856		FNMA		3.500	07/01/32	1,678,346
2,451,751		FNMA		3.000	11/01/32	2,424,272
225,058		FNMA		5.500	01/01/38	243,059
218,200		FNMA		5.500	11/01/38	233,552
87,770		FNMA		5.500	04/01/40	94,983
163,961		FNMA		5.500	07/01/40	177,208
998,786		FNMA		5.000	09/01/40	1,062,750
83,693		FNMA		6.000	10/01/40	92,245
858,834		FNMA		5.000	04/01/41	913,827
267

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$51,327		FNMA	4.500%	06/01/42	$53,356
111,522		FNMA	4.500	06/01/44	115,872
633,609		FNMA	4.500	06/01/44	658,235
298,105		FNMA	4.500	08/01/44	309,682
558,751		FNMA	4.500	11/01/44	580,372
465,533		FNMA	3.000	02/25/45	457,195
864,456		FNMA	3.000	02/25/45	846,943
668,039		FNMA	4.500	03/01/45	693,876
904,786		FNMA	3.000	03/25/45	884,580
3,423,997		FNMA	3.500	04/25/45	3,411,037
4,800,790		FNMA	3.000	12/25/45	4,640,810
1,611,278		FNMA	3.500	01/01/46	1,592,539
348,156		FNMA	4.000	01/01/46	354,124
2,499,484		FNMA	3.500	06/01/46	2,468,901
883,985		FNMA	3.000	10/01/46	846,731
2,703,533		FNMA	3.500	12/01/46	2,668,079
15,428,072		FNMA	3.500	01/01/47	15,223,359
2,591,700		FNMA	3.500	01/01/47	2,557,310
1,749,049		FNMA	3.000	02/01/47	1,675,304
1,259,768		FNMA	3.500	08/01/47	1,241,227
235,007		FNMA	3.500	11/01/47	231,405
118,284		FNMA	3.500	12/01/47	116,471
2,531,632		FNMA	4.500	01/01/48	2,637,886
500,167		FNMA	4.500	02/01/48	521,239
5,038,606		FNMA	3.000	02/25/48	4,872,978
1,402,300		FNMA	4.000	03/01/48	1,424,825
2,149,034		FNMA	4.500	03/01/48	2,240,268
15,853,342		FNMA	4.000	04/01/48	16,016,055
1,833,956		FNMA	4.500	05/01/48	1,912,411
1,411,648	h	FNMA	4.500	05/01/48	1,472,039
630,651		FNMA	5.000	08/01/48	672,090
777,238		Government National Mortgage Association (GNMA)	2.690	06/15/33	716,380
69,271		GNMA	5.000	10/20/39	73,977
74,562		GNMA	5.000	06/20/42	79,020
4,632,234		GNMA	3.000	12/20/47	4,489,678
8,090,060		GNMA	3.500	12/20/47	8,050,536
4,430,319		GNMA	3.000	01/20/48	4,293,853
9,047,541		GNMA	3.500	01/20/48	9,003,312
2,948,141		GNMA	4.000	07/20/48	3,000,377
		TOTAL MORTGAGE BACKED			165,543,501

MUNICIPAL BONDS - 11.5%
2,070,000		American Municipal Power, Inc	5.514	02/15/21	2,122,599
3,000,000		Antelope Valley-East Kern Water Agency Financing Authority	4.326	06/01/36	2,990,610
2,000,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	1,941,320
420,000		California Earthquake Authority	2.805	07/01/19	420,025
2,000,000		California Housing Finance Agency	2.966	08/01/22	1,962,660
250,000	g	California Pollution Control Financing Authority	5.000	07/01/27	256,352
495,000	g	California Pollution Control Financing Authority	5.000	07/01/37	498,183
5,430,000	g	California Pollution Control Financing Authority	5.000	11/21/45	5,490,653
500,000		Chelan County Public Utility District No	3.603	07/01/21	504,220
268

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,000,000		Chicago Board of Education	5.000%	12/01/20	$5,136,900
10,000,000		Chicago Housing Authority	4.361	01/01/38	9,776,400
2,000,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	2,414,440
1,000,000	h	Chicago Park District	4.095	01/01/26	1,000,760
625,000		Chula Vista Municipal Financing Authority	3.775	12/01/33	600,725
1,350,000		Chula Vista Municipal Financing Authority	3.975	12/01/38	1,285,726
740,000		Chula Vista Municipal Financing Authority	4.075	12/01/41	708,365
4,300,000		Chula Vista Municipal Financing Authority	4.275	12/01/48	4,216,623
3,000,000		City & County Honolulu HI Wastewater System Revenue	2.780	07/01/21	2,969,550
3,500,000		City & County Honolulu HI Wastewater System Revenue	3.200	07/01/26	3,417,015
1,580,000		City & County of Honolulu HI	1.506	10/01/20	1,535,223
950,000		City & County of Honolulu HI	2.141	10/01/23	901,189
1,000,000		City & County of Honolulu HI	2.368	10/01/24	946,420
5,730,000		City & County of Honolulu HI	3.944	09/01/34	5,709,487
935,000		City & County of San Francisco CA	3.700	04/01/34	866,960
440,000		City & County of San Francisco CA	3.750	04/01/35	408,690
1,655,000		City & County of San Francisco CA	3.750	09/01/37	1,571,505
5,835,000		City & County of San Francisco CA	3.900	04/01/42	5,646,063
5,000,000		City & County of San Francisco CA	4.000	09/01/48	4,779,050
3,000,000		City of Austin TX Water & Wastewater System Revenue	2.133	11/15/19	2,972,850
3,000,000		City of Chicago IL	7.750	01/01/42	3,215,250
2,000,000		City of Cincinnati OH Water System Revenue	2.568	12/01/21	1,965,280
2,000,000		City of Florence SC	4.250	12/01/34	1,976,560
250,000		City of Houston TX Utility System Revenue	2.563	05/15/20	248,385
5,000,000		City of Los Angeles CA	3.320	09/01/24	4,978,950
5,000,000		City of Los Angeles CA	3.450	09/01/25	4,986,700
4,000,000		City of Los Angeles CA	3.500	09/01/37	3,663,480
7,500,000		City of Los Angeles CA	3.880	09/01/38	7,238,475
5,000,000		City of New York NY	3.250	12/01/23	4,967,000
3,075,000		City of Norfolk VA	3.000	10/01/35	2,709,905
2,000,000		City of San Angelo TX Water & Sewer Revenue	4.401	02/15/46	2,047,780
3,955,000		City of San Francisco CA Public Utilities Commission Water Revenue	2.400	11/01/22	3,803,524
5,000,000		City of San Francisco CA Public Utilities Commission Water Revenue	4.185	11/01/46	5,057,900
1,140,000		City of San Juan Capistrano CA	4.090	08/01/36	1,149,234
885,000		City of San Juan Capistrano CA	4.190	08/01/40	892,753
345,000		Commonwealth Financing Authority	2.428	06/01/20	340,753
355,000		Commonwealth Financing Authority	2.675	06/01/21	348,354
2,730,000		Commonwealth Financing Authority	3.864	06/01/38	2,629,891
5,000,000		County of Alameda CA	3.820	08/01/38	4,809,550
1,415,000		County of Miami-Dade FL Aviation Revenue	1.183	10/01/18	1,415,000
1,500,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,433,670
1,085,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	1,180,643
1,550,000	g	Finance Authority of Maine	5.375	12/15/33	1,588,889
2,250,000		Florida Department of Environmental Protection	5.456	07/01/19	2,291,872
3,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	2,989,800
500,000	j	Garden State Preservation Trust	0.000	11/01/22	449,070
1,790,000		Honolulu City & County Board of Water Supply	3.760	07/01/30	1,770,507
269

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$3,000,000		Imperial Irrigation District Electric System Revenue		4.500%	11/01/40	$3,093,810
2,000,000		Kern County Water Agency Improvement District No 4		4.276	05/01/36	2,016,200
1,000,000		Lavaca-Navidad River Authority		4.430	08/01/35	1,012,490
3,720,000		Maryland Community Development Administration Housing Revenue		3.797	03/01/39	3,465,254
3,000,000		Massachusetts St. Water Pollution Abatement		5.192	08/01/40	3,258,390
3,025,000		Metropolitan Council		1.550	09/01/19	2,992,209
500,000		Michigan Finance Authority		5.000	07/01/22	539,960
2,115,000		New York State Environmental Facilities Corp		3.420	07/15/26	2,101,633
7,500,000		New York Transportation Development Corp		5.000	01/01/26	8,335,950
1,500,000	g	Ohio Air Quality Development Authority		4.250	01/15/38	1,511,385
5,080,000		Ohio State Water Development Authority		4.879	12/01/34	5,472,786
250,000		Oklahoma Water Resources Board		3.071	04/01/22	248,887
5,000,000	g	Oregon State Business Development Commission		6.500	04/01/31	4,932,850
2,000,000		Oregon State Business Development Commission		11.500	04/01/31	2,165,480
5,000,000		Palm Beach County Solid Waste Authority		2.436	10/01/23	4,824,050
2,225,000		Pend Oreille County Public Utility District No Box Canyon		5.000	01/01/30	2,239,841
3,350,000		Sacramento Area Flood Control Agency		2.224	10/01/20	3,283,536
440,000		San Francisco City & County Redevelopment Agency		3.113	08/01/22	433,066
1,000,000		San Francisco City & County Redevelopment Agency		3.533	08/01/25	975,750
1,000,000		San Francisco City & County Redevelopment Agency		4.375	08/01/44	986,140
1,900,000		Santa Cruz County Capital Financing Authority		3.375	06/01/31	1,793,467
1,465,000		Santa Cruz County Capital Financing Authority		3.625	06/01/35	1,377,466
2,000,000		South Dakota Conservancy District		1.898	08/01/19	1,986,940
1,000,000		South Dakota Conservancy District		1.920	08/01/19	993,640
1,000,000		South Davis Sewer District		4.125	12/01/32	974,680
1,100,000		South Davis Sewer District		4.500	12/01/37	1,100,847
1,000,000		State of California		1.800	04/01/20	984,640
2,665,000		State of California		2.367	04/01/22	2,600,161
2,780,000		State of California		2.250	10/01/23	2,654,761
1,000,000		State of California		3.750	10/01/37	1,022,120
5,595,000		State of California		4.600	04/01/38	5,804,253
2,480,000		State of California		4.988	04/01/39	2,620,070
5,000,000	i	State of California		2.193	04/01/47	4,931,350
10,000,000	i	State of California	LIBOR 1 M + 0.780%	2.889	04/01/47	10,058,300
3,000,000		State of Illinois		5.000	02/01/19	3,023,580
1,000,000		State of Texas		1.737	08/01/22	951,260
2,475,000		State of Texas		2.749	10/01/23	2,416,714
1,000,000		State of Texas		3.576	08/01/34	960,920
1,000,000		State of Texas		3.726	08/01/43	973,190
3,000,000		Suffolk County Water Authority		4.000	06/01/39	3,100,980
1,650,000		Syracuse Industrial Development Agency		5.000	01/01/36	1,605,269
1,000,000		Texas Water Development Board		3.500	10/15/37	932,940
7,500,000	h	Texas Water Development Board		4.190	10/15/43	7,535,400
3,000,000		Texas Water Development Board		3.700	10/15/47	2,808,330
3,000,000		Texas Water Development Board		4.648	04/15/50	3,103,770
500,000		University of California		2.676	05/15/21	493,905
1,230,000		University of Cincinnati		3.500	06/01/32	1,224,662
2,000,000		University of New Mexico		3.532	06/20/32	1,941,680
270

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$2,000,000		University of Virginia		3.570%	04/01/45	$1,959,640
1,500,000		Upper Santa Clara Valley Joint Powers Authority		3.750	08/01/38	1,424,190
3,400,000		Upper Santa Clara Valley Joint Powers Authority		3.875	08/01/48	3,163,020
5,000,000		Vermont Educational & Health Buildings Financing Agency		4.000	12/01/42	5,026,050
5,000,000	g	Virgin Islands Water & Power Authority-Electric System		5.500	11/15/18	4,993,150
655,000		Washington County Clean Water Services		4.828	10/01/22	688,169
530,000		Washington County Clean Water Services		5.078	10/01/24	570,672
2,000,000	g	Washington Economic Development Finance Authority		7.500	01/01/32	2,261,880
1,245,000		Water Works Board of the City of Birmingham		1.509	01/01/19	1,241,477
3,000,000		Water Works Board of the City of Birmingham		1.788	01/01/20	2,951,130
2,005,000		Water Works Board of the City of Birmingham		2.392	01/01/23	1,916,579
250,000		West Virginia Water Development Authority		5.000	11/01/21	269,805
1,500,000		Yuba City Public Financing Authority		4.320	06/01/42	1,507,320
1,000,000		Yuba Levee Financing Authority		3.170	09/01/22	996,400
		TOTAL MUNICIPAL BONDS				296,034,182

U.S. TREASURY SECURITIES - 11.3%
19,740,000		United States Treasury Bond		2.875	11/15/46	18,557,142
34,695,000		United States Treasury Bond		3.000	05/15/47	33,399,359
51,520,000		United States Treasury Bond		3.125	05/15/48	50,809,588
410,000		United States Treasury Note		1.375	05/31/21	394,369
2,075,000		United States Treasury Note		2.750	09/15/21	2,067,219
18,935,000		United States Treasury Note		2.750	08/31/23	18,770,798
5,000,000		United States Treasury Note		2.875	09/30/23	4,983,203
1,092,000		United States Treasury Note		1.875	08/31/24	1,026,821
2,387,000		United States Treasury Note		2.125	09/30/24	2,274,550
2,370,000		United States Treasury Note		2.250	10/31/24	2,272,886
2,700,000		United States Treasury Note		2.125	11/30/24	2,568,480
21,000,000		United States Treasury Note		2.500	01/31/25	20,398,711
9,765,000		United States Treasury Note		2.750	02/28/25	9,625,391
18,205,000		United States Treasury Note		2.875	04/30/25	18,064,907
17,040,000		United States Treasury Note		2.750	06/30/25	16,771,087
24,250,000		United States Treasury Note		2.750	08/31/25	23,853,096
5,000,000		United States Treasury Note		3.000	09/30/25	4,997,070
61,910,000		United States Treasury Note		2.875	08/15/28	60,971,676
		TOTAL U.S. TREASURY SECURITIES				291,806,353

		TOTAL GOVERNMENT BONDS				1,201,790,190
		(Cost $1,223,185,179)

STRUCTURED ASSETS - 13.1%

ASSET BACKED - 5.1%
150,000		AmeriCredit Automobile Receivables Trust		3.340	08/08/21	150,445
		Series - 2015 3 (Class D)
1,000,000	g	Capital Automotive REIT		3.660	10/15/44	984,742
		Series - 2014 1A (Class A)
985,833	g	Capital Automotive REIT		3.870	04/15/47	974,008
		Series - 2017 1A (Class A1)
308,982	i	C-BASS Trust	LIBOR 1 M + 0.080%	2.296	07/25/36	304,126
		Series - 2006 CB6 (Class A1)
271

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,447,025	†,g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	2.639%	04/07/52	$79,112
		Series - 2007 1A (Class A2)
1,930,000	g	DB Master Finance LLC		3.980	02/20/45	1,930,270
		Series - 2015 1A (Class A2II)
992,500	g	DB Master Finance LLC		3.629	11/20/47	967,072
		Series - 2017 1A (Class A2I)
879,750	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	886,357
		Series - 2015 1A (Class A2II)
3,069,000	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	2,964,163
		Series - 2017 1A (Class A2II)
798,000	g	Domino’s Pizza Master Issuer LLC		4.116	07/25/48	792,981
		Series - 2018 1A (Class A2I)
1,328,240	†,g	HERO Funding Trust		3.840	09/21/40	1,370,738
		Series - 2015 1A (Class A)
451,041	†,g	HERO Funding Trust		3.990	09/21/40	461,495
		Series - 2014 2A (Class A)
2,561,629	g	HERO Funding Trust		3.750	09/20/41	2,533,097
		Series - 2016 2A (Class A)
1,595,532	g	HERO Funding Trust		4.050	09/20/41	1,601,720
		Series - 2016 1A (Class A)
5,035,981	g	HERO Funding Trust		3.080	09/20/42	4,860,480
		Series - 2016 3A (Class A1)
4,661,597	g	HERO Funding Trust		3.570	09/20/47	4,574,764
		Series - 2016 4A (Class A1)
3,677,765	g	HERO Funding Trust		3.710	09/20/47	3,624,972
		Series - 2017 1A (Class A1)
4,489,251	g	HERO Funding Trust		3.190	09/20/48	4,309,239
		Series - 2017 3A (Class A1)
4,938,176	g	HERO Funding Trust		3.950	09/20/48	4,887,540
		Series - 2017 3A (Class A2)
2,260,729	g	HERO Funding Trust		4.070	09/20/48	2,274,139
		Series - 2017 2A (Class A2)
9,652,888	g	HERO Funding Trust		4.670	09/20/48	9,862,474
		Series - 2018 1A (Class A2)
701,842	†,g	HERO Residual Funding		4.500	09/21/42	698,332
		Series - 2016 1R (Class A1)
2,800,000	g	Houston Galleria Mall Trust		3.087	03/05/37	2,686,176
		Series - 2015 HGLR (Class A1A2)
5,000,000	g,i	MAD Mortgage Trust		3.600	08/15/34	4,817,060
		Series - 2017 330M (Class C)
5,123,349	g	Mosaic Solar Loans LLC		3.820	06/22/43	5,043,200
		Series - 2017 2A (Class A)
1,378,508	g	MVW Owner Trust		2.420	12/20/34	1,333,601
		Series - 2017 1A (Class A)
7,000,000	g,i	Navient Student Loan Trust	LIBOR 1 M + 0.250%	2.389	06/27/67	7,001,189
		Series - 2018 4A (Class A1)
70,436	g,i	Orange Lake Timeshare Trust		3.030	07/09/29	69,056
		Series - 2014 AA (Class B)
4,000,000		PSNH Funding LLC		3.506	08/01/28	3,983,326
		Series - 2018 1 (Class A2)
1,877,076	g	Renew		3.670	09/20/52	1,847,721
		Series - 2017 1A (Class A)
272

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$4,768,343	g	Renew		3.950%	09/20/53	$4,743,302
		Series - 2018 1 (Class A)
109,686	g	SolarCity LMC		4.800	11/20/38	110,274
		Series - 2013 1 (Class A)
357,920	g	SolarCity LMC		4.590	04/20/44	358,331
		Series - 2014 1 (Class A)
802,291	g	SolarCity LMC		4.020	07/20/44	786,214
		Series - 2014 2 (Class A)
1,228,294	g	SolarCity LMC		4.800	09/20/48	1,240,591
		Series - 2016 A (Class A)
258,410	g	SpringCastle America Funding LLC		3.050	04/25/29	257,272
		Series - 2016 AA (Class A)
452,352	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	3.604	04/25/35	442,705
		Series - 2005 7XS (Class 2A1A)
9,867,870	g	TES LLC		4.330	10/20/47	9,637,610
		Series - 2017 1A (Class A)
2,500,000	g	TES LLC		7.740	10/20/47	2,518,427
		Series - 2017 1A (Class B)
3,662,417	g	TES LLC		4.120	02/20/48	3,550,294
		Series - 2017 2A (Class A)
4,870,113	g	Tesla Auto Lease Trust		2.320	12/20/19	4,856,939
		Series - 2018 A (Class A)
2,000,000	g	Tesla Auto Lease Trust		4.940	03/22/21	2,003,327
		Series - 0 A (Class E)
3,670,267		Toyota Auto Receivables Owner Trust		1.300	04/15/20	3,654,239
		Series - 2016 B (Class A3)
2,810,627		Toyota Auto Receivables Owner Trust		1.740	09/15/20	2,805,275
		Series - 2015 B (Class A4)
5,000,000	g	Vivint Colar Financing V LLC		4.730	04/30/48	4,956,703
		Series - 2018 1A (Class A)
5,000,000	g	Vivint Colar Financing V LLC		7.370	04/30/48	5,103,180
		Series - 2018 1A (Class B)
2,000,000	g	VOLT LIX LLC		5.375	05/25/47	1,997,497
		Series - 2017 NPL6 (Class A2) (Step bond)
913,758	g	VOLT LXIII LLC		3.000	10/25/47	903,545
		Series - 2017 NP10 (Class A1) (Step bond)
2,500,000	g	VOLT LXIII LLC		4.625	10/25/47	2,475,400
		Series - 2017 NP10 (Class A2) (Step bond)
1,488,750	g	Wendys Funding LLC		3.573	03/15/48	1,432,475
		Series - 2018 1A (Class A2I)
		TOTAL ASSET BACKED				131,707,195

OTHER MORTGAGE BACKED - 8.0%
3,000,000	g,i	20 TSQ GroundCo LLC		3.203	05/15/35	2,906,474
		Series - 2018 20TS (Class B)
42,845	g,i	Banc of America Commercial Mortgage Trust		5.928	02/10/51	43,417
		Series - 2007 4 (Class E)
3,000,000	g,i	Banc of America Commercial Mortgage Trust		6.038	02/10/51	1,124,100
		Series - 2007 5 (Class B)
1,435,988	i	Banc of America Commercial Mortgage Trust		6.235	02/10/51	1,470,265
		Series - 2007 5 (Class AJ)
5,000,000	g	BBCMS Trust		3.593	09/15/32	4,990,383
		Series - 2015 MSQ (Class A)
273

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$2,500,000	g	BBCMS Trust		3.894%	09/15/32	$2,491,105
		Series - 2015 MSQ (Class B)
5,000,000	g,i	BBCMS Trust		4.409	08/05/38	4,316,611
		Series - 2018 CHRS (Class E)
5,000,000	g	BWAY Mortgage Trust		2.917	01/10/35	4,803,170
		Series - 2015 1740 (Class A)
2,500,000	g	BWAY Mortgage Trust		3.342	01/10/35	2,394,868
		Series - 2015 1740 (Class C)
2,000,000	i	CD Commercial Mortgage Trust		3.879	11/10/49	1,965,647
		Series - 2016 CD2 (Class B)
4,250,000	g,i	Cityline Commercial Mortgage Trust		2.871	11/10/31	4,096,383
		Series - 2016 CLNE (Class A)
2,518,193	i	COBALT CMBS Commercial Mortgage Trust		6.015	05/15/46	2,562,715
		Series - 2007 C3 (Class AJ)
5,250,000	g	COMM Mortgage Trust		2.681	08/10/29	5,128,366
		Series - 2016 GCT (Class A)
270,000	g	COMM Mortgage Trust		3.086	08/10/29	264,688
		Series - 2016 GCT (Class B)
5,000,000	g,i	COMM Mortgage Trust		3.712	10/10/29	4,809,450
		Series - 2017 PANW (Class C)
2,815,000	g	COMM Mortgage Trust		4.353	08/10/30	2,917,031
		Series - 2013 300P (Class A1)
1,198,309	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	5.216	07/25/24	1,284,723
		Series - 2014 C03 (Class 1M2)
3,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	6.466	01/25/29	3,384,244
		Series - 2016 C04 (Class 1M2)
2,250,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.450%	6.666	01/25/29	2,518,535
		Series - 2016 C05 (Class 2M2)
202,482	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	3.166	10/25/29	203,728
		Series - 2017 C03 (Class 1M1)
2,582,815	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	3.066	11/25/29	2,591,735
		Series - 2017 C04 (Class 2M1)
1,987,684	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	2.816	07/25/30	1,990,370
		Series - 2018 C01 (Class 1M1)
1,750,000	i	Connecticut Avenue Securities	LIBOR 1 M + 3.550%	5.766	07/25/30	1,793,852
		Series - 2018 C01 (Class 1B1)
6,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	3.965	08/25/30	6,077,395
		Series - 2018 C02 (Class 2M2)
2,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.000%	5.897	08/25/30	2,055,357
		Series - 2018 C02 (Class 2B1)
2,510,850	i	Connecticut Avenue Securities	LIBOR 1 M + 0.680%	2.896	10/25/30	2,515,184
		Series - 2018 C03 (Class 1M1)
205,407	i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	2.966	12/25/30	205,712
		Series - 2018 C04 (Class 2M1)
772,718	i	Connecticut Avenue Securities	LIBOR 1 M + 0.720%	2.936	01/25/31	774,115
		Series - 2018 C05 (Class 1M1)
149,725	i	Countrywide Home Loan Mortgage Pass Through Trust		3.975	11/20/34	152,685
		Series - 2004 HYB6 (Class A2)
5,000,000	g,i	CSAIL Commercial Mortgage Trust		3.800	06/15/37	4,818,558
		Series - 2017 C8 (Class 85BB)
274

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$5,000,000	g,i	CSMC Trust		3.854%	11/10/32	$4,919,132
		Series - 2017 CALI (Class B)
10,000,000	g,i	CSMC Trust		3.904	11/10/32	9,760,224
		Series - 2017 CALI (Class C)
10,000,000	i	Federal National Mortgage Association (FNMA)		3.436	06/25/28	9,759,798
		Series - 2018 M8 (Class A2)
1,682,921	g,i	Flagstar Mortgage Trust		4.000	05/25/48	1,674,307
		Series - 2018 3INV (Class A3)
400,000	g,i	Flagstar Mortgage Trust		4.000	09/25/48	394,391
		Series - 2018 5 (Class A11)
3,708,811	i	GE Capital Commercial Mortgage Corp		5.939	11/10/45	3,745,900
		Series - 2005 C4 (Class AJ)
3,600,000	g	GRACE Mortgage Trust		3.369	06/10/28	3,601,596
		Series - 2014 GRCE (Class A)
3,500,000	g,i	GS Mortgage Securities Trust		5.354	12/10/43	3,549,877
		Series - 2010 C2 (Class D)
529,179	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	2.788	08/19/45	527,659
		Series - 2005 11 (Class 2A1A)
2,500,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	2,330,079
		Series - 2016 10HY (Class A)
2,500,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	2,326,012
		Series - 2016 10HY (Class B)
5,000,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	4,601,444
		Series - 2016 10HY (Class C)
28,059	i	Impac CMB Trust	LIBOR 1 M + 0.660%	2.876	03/25/35	27,496
		Series - 2004 11 (Class 2A1)
1,600,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		4.125	01/15/46	1,549,504
		Series - 2013 C13 (Class D)
2,294,770	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	2.376	06/25/37	2,251,489
		Series - 2007 CH5 (Class A1)
440,000	g,i	JP Morgan Mortgage Trust		4.000	09/25/40	434,380
		Series - 2018 9 (Class A13)
93,117	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	89,596
		Series - 0 3 (Class A19)
446,778	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	429,885
		Series - 0 6 (Class A13)
188,721	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	181,468
		Series - 0 1 (Class A13)
195,703	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	192,407
		Series - 2017 1 (Class A3)
495,598	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	480,860
		Series - 2017 2 (Class A3)
116,358	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	113,067
		Series - 2017 2 (Class A13)
1,369,275	g,i	JP Morgan Mortgage Trust		3.000	12/25/48	1,324,987
		Series - 2017 6 (Class A6)
2,095,024	g,i	JP Morgan Mortgage Trust		3.500	12/25/48	2,061,307
		Series - 2018 6 (Class 1A3)
397,514	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	392,437
		Series - 2018 8 (Class A13)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.483	02/15/48	978,835
		Series - 2015 C27 (Class C)
455,575	i	ML-CFC Commercial Mortgage Trust		5.526	03/12/51	457,627
		Series - 2007 6 (Class AM)
275

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$5,000,000	i	Morgan Stanley Bank of America Merrill Lynch Trust		4.899%	11/15/46	$5,179,515
		Series - 2013 C13 (Class B)
1,958,079	g	Morgan Stanley Bank of America Merrill Lynch Trust		4.750	12/15/46	1,959,203
		Series - 2014 C19 (Class LNC3)
5,000,000	g	Morgan Stanley Capital I Trust		3.350	07/13/29	4,997,775
		Series - 2014 CPT (Class A)
1,090,000	g,i	Morgan Stanley Capital I Trust		3.560	07/13/29	1,078,848
		Series - 2014 CPT (Class B)
5,000,000	g	Morgan Stanley Capital I Trust		2.695	01/11/32	4,955,611
		Series - 2013 WLSR (Class A)
583,495	i	Morgan Stanley Capital I Trust		6.328	06/11/49	588,670
		Series - 2007 IQ15 (Class AJ)
1,524,846	i	Morgan Stanley Capital I Trust		6.358	12/12/49	1,154,414
		Series - 2007 IQ16 (Class AJFX)
2,500,000	g,i	MSDB Trust		3.427	07/11/39	2,406,218
		Series - 2017 712F (Class A)
3,600,000	g,i	MSDB Trust		3.568	07/11/39	3,422,529
		Series - 2017 712F (Class B)
10,000,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 0.784%	2.942	07/15/33	9,938,097
		Series - 2018 850T (Class A)
3,000,000	g	OBP Depositor LLC Trust		4.646	07/15/45	3,058,215
		Series - 2010 OBP (Class A)
715,250	g,i	Sequoia Mortgage Trust		3.500	11/25/46	706,421
		Series - 2016 3 (Class A10)
1,671,128	g,i	Sequoia Mortgage Trust		3.500	04/25/47	1,653,257
		Series - 2017 3 (Class A4)
4,243,959	g,i	Sequoia Mortgage Trust		3.000	08/25/47	4,136,825
		Series - 2017 5 (Class A5)
2,833,833	g,i	Sequoia Mortgage Trust		3.500	05/25/48	2,791,779
		Series - 2018 5 (Class A4)
343,180	g,i	Sequoia Mortgage Trust		4.000	06/25/48	341,878
		Series - 2018 CH2 (Class A21)
384,850	g,i	Sequoia Mortgage Trust		4.000	07/25/48	386,338
		Series - 0 6 (Class A4)
90,637	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.416	03/25/25	90,878
		Series - 2015 HQ1 (Class M2)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 3.800%	6.016	03/25/25	267,255
		Series - 2015 HQ1 (Class M3)
1,898,330	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.416	10/25/28	1,916,312
		Series - 2016 DNA2 (Class M2)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.350%	3.566	03/25/29	1,776,228
		Series - 2016 HQA3 (Class M2)
18,010	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.416	07/25/29	18,167
		Series - 2017 DNA1 (Class M1)
471,744	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.416	10/25/29	476,970
		Series - 2017 DNA2 (Class M1)
527,220	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.800%	1.959	12/25/29	528,452
		Series - 2017 HQA2 (Class M1)
276

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$8,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.800%	4.016%	07/25/30	$7,949,372
		Series - 2018 DNA1 (Class M2)
3,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 3.150%	5.366	07/25/30	2,934,326
		Series - 2018 DNA1 (Class B1)
375,279	g,i	Structured Agency Credit Risk Debt Note (STACR)		3.820	05/25/48	375,060
		Series - 2018 SPI2 (Class M1)
840,000	g,i	Structured Agency Credit Risk Debt Note (STACR)		4.168	08/25/48	842,891
		Series - 2018 SPI3 (Class M1)
405,494	i	Wachovia Bank Commercial Mortgage Trust		6.343	05/15/46	412,327
		Series - 2007 C34 (Class AJ)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust		6.418	05/15/46	1,017,530
		Series - 2007 C34 (Class B)
2,153,000	i	Wachovia Bank Commercial Mortgage Trust		6.418	05/15/46	2,199,376
		Series - 2007 C34 (Class C)
137,450	i	Wachovia Bank Commercial Mortgage Trust		6.057	06/15/49	138,824
		Series - 2007 C32 (Class AJ)
650,000	i	WFRBS Commercial Mortgage Trust		4.841	12/15/46	657,717
		Series - 2013 C18 (Class C)
		TOTAL OTHER MORTGAGE BACKED				205,163,908

		TOTAL STRUCTURED ASSETS				336,871,103
		(Cost $344,078,318)

		TOTAL BONDS				2,494,411,694
		(Cost $2,541,375,545)

SHARES		COMPANY
PREFERRED STOCKS - 0.0%

BANKS - 0.0%
250	*	M&T Bank Corp				255,000
		TOTAL BANKS				255,000
		TOTAL PREFERRED STOCKS				255,000
		(Cost $255,626)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 2.0%

GOVERNMENT AGENCY DEBT - 1.6%
$40,700,000		Federal Home Loan Bank (FHLB)		2.000	10/01/18	40,700,000
		TOTAL GOVERNMENT AGENCY DEBT				40,700,000

TREASURY DEBT - 0.4%
10,280,000		United States Treasury Bill		1.923-1.930	10/04/18	10,278,259
		TOTAL TREASURY DEBT				10,278,259

		TOTAL SHORT-TERM INVESTMENTS				50,978,259
		(Cost $50,978,347)
277

TIAA-CREF FUNDS - Social Choice Bond Fund

ISSUER	VALUE
TOTAL INVESTMENTS - 99.9%	$2,570,874,570
(Cost $2,618,005,079)
OTHER ASSETS & LIABILITIES, NET - 0.1%	2,440,087
NET ASSETS - 100.0%	$2,573,314,657

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2018, the aggregate value of these securities was $518,552,885 or 20.2% of net assets.
h	All or portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
278

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2018

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 99.8%

GOVERNMENT AGENCY DEBT - 60.5%
$400,000	Federal Agricultural Mortgage Corp (FAMC)	0.010%	10/02/18	$399,977
730,000	FAMC	0.010	11/01/18	728,743
2,000,000	FAMC	0.010	11/19/18	1,994,392
1,965,000	FAMC	0.010	12/03/18	1,957,848
1,490,000	FAMC	0.010	12/07/18	1,484,149
2,500,000	Federal Farm Credit Bank (FFCB)	0.010	10/01/18	2,500,000
2,600,000	FFCB	0.010	10/04/18	2,599,580
7,500,000	FFCB	0.010	10/05/18	7,498,367
5,000,000	FFCB	0.010	10/10/18	4,997,562
4,000,000	FFCB	0.010	10/12/18	3,997,617
5,000,000	FFCB	0.010	10/15/18	4,996,208
2,400,000	FFCB	0.010	10/26/18	2,396,683
5,000,000	FFCB	0.010	11/01/18	4,991,518
300,000	FFCB	0.010	11/02/18	299,467
2,665,000	FFCB	0.010	11/09/18	2,659,110
4,500,000	FFCB	0.010	11/19/18	4,487,750
4,500,000	FFCB	0.010	11/21/18	4,486,867
2,930,000	FFCB	0.010	11/26/18	2,920,429
1,250,000	FFCB	0.010	11/27/18	1,245,844
10,115,000	FFCB	0.010	11/28/18	10,081,583
6,290,000	FFCB	0.010	12/04/18	6,266,995
10,470,000	FFCB	0.010	12/10/18	10,426,781
10,915,000	FFCB	0.010	12/11/18	10,869,245
2,000,000	FFCB	0.010	01/07/19	1,988,349
4,280,000	FFCB	0.010	01/11/19	4,253,928
2,000,000	FFCB	0.010	02/08/19	1,984,039
1,000,000	FFCB	0.010	02/14/19	991,311
4,000,000	FFCB	0.010	02/19/19	3,963,966
4,775,000	FFCB	0.010	02/27/19	4,731,126
2,000,000	FFCB	0.010	03/07/19	1,979,852
1,800,000	FFCB	0.010	03/21/19	1,780,335
9,200,000	Federal Home Loan Bank (FHLB)	0.010	10/01/18	9,200,000
3,000,000	FHLB	0.010	10/02/18	2,999,838
3,618,000	FHLB	0.010	10/03/18	3,617,598
3,700,000	FHLB	0.010	10/05/18	3,699,190
5,067,000	FHLB	0.010	10/09/18	5,064,766
5,550,000	FHLB	0.010	10/10/18	5,547,251
8,300,000	FHLB	0.010	10/12/18	8,295,021
4,250,000	FHLB	0.010	10/15/18	4,246,685
3,600,000	FHLB	0.010	10/16/18	3,597,035
4,000,000	FHLB	0.010	10/17/18	3,996,413
9,875,000	FHLB	0.010	10/19/18	9,865,195
750,000	FHLB	0.010	10/22/18	749,108
6,965,000	FHLB	0.010	10/23/18	6,956,555
8,700,000	FHLB	0.010	10/24/18	8,688,866
4,355,000	FHLB	0.010	10/26/18	4,348,901
279

TIAA-CREF FUNDS - Money Market Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$8,100,000	FHLB	0.010%	10/29/18	$8,087,400
9,106,000	FHLB	0.010	10/30/18	9,091,374
6,000,000	FHLB	0.010	10/31/18	5,989,620
7,800,000	FHLB	0.010	11/02/18	7,785,608
2,000,000	FHLB	0.010	11/05/18	1,995,868
4,755,000	FHLB	0.010	11/06/18	4,745,455
15,900,000	FHLB	0.010	11/07/18	15,866,353
8,000,000	FHLB	0.010	11/09/18	7,982,325
6,625,000	FHLB	0.010	11/13/18	6,609,148
8,000,000	FHLB	0.010	11/14/18	7,980,023
11,405,000	FHLB	0.010	11/16/18	11,374,774
7,000,000	FHLB	0.010	11/21/18	6,979,458
2,000,000	FHLB	0.010	11/23/18	1,993,846
2,000,000	FHLB	0.010	11/26/18	1,993,436
7,175,000	FHLB	0.010	11/27/18	7,151,575
5,000,000	FHLB	0.010	11/28/18	4,982,874
5,887,000	FHLB	0.010	11/30/18	5,866,856
8,356,000	FHLB	0.010	12/03/18	8,324,903
8,015,000	FHLB	0.010	12/04/18	7,984,865
9,200,000	FHLB	0.010	12/05/18	9,165,007
13,300,000	FHLB	0.010	12/07/18	13,247,301
5,000,000	FHLB	0.010	12/11/18	4,978,897
5,000,000	FHLB	0.010	12/12/18	4,978,700
12,290,000	FHLB	0.010	12/14/18	12,236,033
9,225,000	FHLB	0.010	12/17/18	9,182,956
6,185,000	FHLB	0.010	12/18/18	6,156,188
9,840,000	FHLB	0.010	12/21/18	9,792,510
2,645,000	FHLB	0.010	12/26/18	2,631,175
2,040,000	FHLB	0.010	01/02/19	2,028,986
3,450,000	FHLB	0.010	01/22/19	3,426,176
2,000,000	FHLB	0.010	02/20/19	1,982,723
2,280,000	FHLB	0.010	02/27/19	2,259,051
3,600,000	FHLB	0.010	03/08/19	3,563,700
261,000	Federal Home Loan Mortgage Corp (FHLMC)	0.010	10/02/18	260,986
1,695,000	FHLMC	0.010	10/03/18	1,694,822
6,860,000	FHLMC	0.010	10/09/18	6,857,020
6,000,000	FHLMC	0.010	10/11/18	5,996,733
1,175,000	FHLMC	0.010	10/18/18	1,173,896
2,000,000	FHLMC	0.010	10/19/18	1,998,035
2,240,000	FHLMC	0.010	10/22/18	2,237,452
5,000,000	FHLMC	0.010	10/26/18	4,993,125
650,000	FHLMC	0.010	11/01/18	648,875
5,000,000	FHLMC	0.010	11/02/18	4,991,200
10,235,000	FHLMC	0.010	11/05/18	10,215,318
8,950,000	FHLMC	0.010	11/06/18	8,932,071
6,189,000	FHLMC	0.010	11/13/18	6,173,894
14,030,000	FHLMC	0.010	11/20/18	13,990,742
5,000,000	FHLMC	0.010	12/03/18	4,981,931
8,000,000	FHLMC	0.010	12/19/18	7,962,848
3,000,000	FHLMC	0.010	12/24/18	2,984,810
2,000,000	FHLMC	0.010	01/02/19	1,989,150
1,440,000	Federal National Mortgage Association (FNMA)	0.010	10/01/18	1,440,000
5,000,000	FNMA	0.010	10/02/18	4,999,735
9,000,000	FNMA	0.010	10/03/18	8,999,026
280

TIAA-CREF FUNDS - Money Market Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$2,388,000		FNMA		0.010%	10/09/18	$2,386,960
3,065,000		FNMA		0.010	10/10/18	3,063,510
3,000,000		FNMA		0.010	10/15/18	2,997,754
10,085,000		FNMA		0.010	10/16/18	10,076,829
11,140,000		FNMA		0.010	10/17/18	11,130,197
3,000,000		FNMA		0.010	10/19/18	2,997,105
6,500,000		FNMA		0.010	10/22/18	6,492,635
5,000,000		FNMA		0.010	10/24/18	4,993,691
2,890,000		FNMA		0.010	10/29/18	2,885,605
2,000,000		FNMA		0.010	10/30/18	1,996,729
2,000,000		FNMA		0.010	11/05/18	1,996,053
2,000,000		FNMA		0.010	11/13/18	1,995,079
4,000,000		FNMA		0.010	11/14/18	3,989,978
3,525,000		FNMA		0.010	11/16/18	3,515,772
4,000,000		FNMA		0.010	11/19/18	3,988,812
6,000,000		FNMA		0.010	11/26/18	5,980,493
3,700,000		FNMA		1.625	11/27/18	3,697,334
2,170,000		FNMA		0.010	12/05/18	2,161,737
5,000,000		FNMA		0.010	12/12/18	4,978,700
3,000,000		FNMA		0.010	12/19/18	2,985,879
2,000,000		Tennessee Valley Authority		0.010	10/16/18	1,998,283
		TOTAL GOVERNMENT AGENCY DEBT				605,078,011

TREASURY DEBT - 21.0%
16,065,000		United States Treasury Bill		0.010	10/04/18	16,062,433
15,000,000		United States Treasury Bill		0.010	10/11/18	14,993,137
14,850,000		United States Treasury Bill		0.010	10/18/18	14,836,365
15,000,000		United States Treasury Bill		0.010	10/25/18	14,980,418
4,285,000		United States Treasury Bill		0.010	11/01/18	4,277,691
15,535,000		United States Treasury Bill		0.010	11/08/18	15,507,432
14,000,000		United States Treasury Bill		0.010	11/15/18	13,965,101
3,910,000		United States Treasury Bill		0.010	11/23/18	3,898,514
14,000,000		United States Treasury Bill		0.010	11/29/18	13,953,466
13,890,000		United States Treasury Bill		0.010	12/06/18	13,838,085
14,140,000		United States Treasury Bill		0.010	12/13/18	14,080,804
10,825,000		United States Treasury Bill		0.010	12/20/18	10,774,454
6,000,000		United States Treasury Bill		0.010	12/27/18	5,969,555
8,220,000		United States Treasury Bill		0.010	01/03/19	8,174,918
8,800,000		United States Treasury Bill		0.010	01/10/19	8,746,949
2,650,000		United States Treasury Bill		0.010	01/17/19	2,632,860
6,945,000		United States Treasury Bill		0.010	01/24/19	6,895,948
2,000,000		United States Treasury Bill		0.010	02/07/19	1,984,477
5,000,000		United States Treasury Bill		0.010	02/14/19	4,958,444
7,640,000		United States Treasury Bill		0.010	02/21/19	7,572,947
1,700,000		United States Treasury Note		0.875	10/15/18	1,699,272
1,520,000		United States Treasury Note		1.000	11/30/18	1,517,279
1,000,000		United States Treasury Note		1.250	12/15/18	998,856
3,000,000		United States Treasury Note		1.500	12/31/18	2,994,855
5,000,000		United States Treasury Note		1.250	01/31/19	4,982,980
		TOTAL TREASURY DEBT				210,297,240

VARIABLE RATE SECURITIES - 18.3%
4,500,000	i	Federal Agricultural Mortgage Corp (FAMC)	LIBOR 1 M - 0.100%	2.004	11/01/18	4,500,000
281

TIAA-CREF FUNDS - Money Market Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$4,500,000	i	FAMC	LIBOR 1 M - 0.120%	2.048%	11/19/18	$4,500,000
4,700,000	i	FAMC	EFFR + 0.100%	2.280	11/30/18	4,700,000
5,000,000	i	FAMC	EFFR + 0.120%	2.300	12/28/18	5,000,000
3,700,000	i	FAMC	LIBOR 1 M - 0.075%	2.039	02/04/19	3,700,000
4,500,000	i	FAMC	LIBOR 1 M - 0.105%	1.999	03/01/19	4,500,000
3,000,000	i	FAMC	EFFR + 0.010%	2.190	04/01/19	3,000,000
4,000,000	i	FAMC	LIBOR 1 M - 0.050%	2.054	07/01/19	4,000,000
4,500,000	i	FAMC	EFFR + 0.150%	2.330	09/27/19	4,500,000
5,000,000	i	FAMC	EFFR + 0.120%	2.300	02/26/20	5,000,000
2,000,000	i	Federal Farm Credit Bank (FFCB)	LIBOR 3 M - 0.150%	2.169	11/14/18	1,999,982
2,000,000	i	FFCB	US Treasury Bill 3 M + 0.050%	2.242	12/05/18	2,000,197
4,500,000	i	FFCB	FRED - 3.020%	2.230	01/14/19	4,501,426
4,500,000	i	FFCB	LIBOR 3 M - 0.160%	2.179	01/15/19	4,500,000
4,500,000	i	FFCB	LIBOR 1 M - 0.110%	2.106	01/25/19	4,500,071
4,000,000	i	FFCB	FRED - 3.020%	2.230	03/27/19	4,002,147
4,500,000	i	FFCB	LIBOR 1 M - 0.145%	1.928	03/29/19	4,499,889
2,000,000	i	FFCB	EFFR - 0.000%	2.180	04/15/19	1,999,557
5,000,000	i	FFCB	LIBOR 1 M - 0.125%	1.996	06/07/19	5,000,000
4,750,000	i	FFCB	FRED - 3.080%	2.170	06/27/19	4,750,350
5,000,000	i	FFCB	FRED - 3.080%	2.170	08/16/19	4,999,568
5,000,000	i	FFCB	FRED - 3.075%	2.175	09/25/19	4,996,050
4,000,000	i	FFCB	FRED - 3.080%	2.170	10/10/19	3,996,301
3,000,000	i	FFCB	US Treasury Bill 3 M + 0.050%	2.242	10/18/19	3,000,000
4,750,000	i	FFCB	FRED - 3.065%	2.185	12/26/19	4,747,644
5,000,000	i	FFCB	US Treasury Bill 3 M + 0.055%	2.247	01/27/20	5,000,000
7,000,000	i	FFCB	FRED - 2.980%	2.270	02/20/20	7,000,000
3,000,000	i	FFCB	FRED - 2.870%	2.380	05/29/20	3,000,000
4,500,000	i	FFCB	US Treasury Bill 3 M + 0.045%	2.237	08/17/20	4,499,575
7,000,000	i	Federal Home Loan Bank (FHLB)	LIBOR 3 M - 0.200%	2.133	01/18/19	7,000,059
5,000,000	i	FHLB	LIBOR 1 M - 0.040%	2.172	02/22/19	5,001,099
4,600,000	i	FHLB	LIBOR 3 M - 0.235%	2.088	03/06/19	4,599,060
4,500,000	i	FHLB	LIBOR 1 M - 0.070%	2.069	07/12/19	4,499,967
3,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	LIBOR 3 M - 0.165%	2.172	07/05/19	3,001,093
11,250,000	i	FHLMC	LIBOR 1 M - 0.100%	2.033	08/08/19	11,250,056
5,000,000	i	FHLMC	LIBOR 3 M - 0.225%	2.086	08/27/19	5,000,000
4,800,000	i	Federal National Mortgage Association (FNMA)	LIBOR 1 M - 0.000%	2.242	02/28/19	4,802,973
7,500,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M + 0.170%	2.362	10/31/18	7,501,499
3,000,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M - 0.000%	2.192	01/31/20	2,999,953
5,000,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M + 0.033%	2.225	04/30/20	5,000,802
		TOTAL VARIABLE RATE SECURITIES				183,049,318

		TOTAL SHORT-TERM INVESTMENTS				998,424,569
		(Cost $998,424,569)

		TOTAL INVESTMENTS- 99.8%				998,424,569
		(Cost $998,424,569)
		OTHER ASSETS & LIABILITIES, NET - 0.2%				1,724,224
		NET ASSETS - 100.0%				$1,000,148,793
282

TIAA-CREF FUNDS - Money Market Fund

Abbreviation(s):
EFFR	Effective Federal Funds Rate
FRED	Federal Bank Prime Loan Rate
LIBOR	London Interbank Offered Rate
M	Month

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
283

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: November 15, 2018	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: November 15, 2018	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: November 15, 2018	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer